United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1. Report to Stockholders

(a)           A copy of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

(b)           Not applicable.

Thrivent Aggressive Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$29	0.57%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,338,602,674	1,136	26%	$7,734,077

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent International Equity Portfolio	7.8%
Thrivent Large Cap Value Portfolio	5.5%
Thrivent Mid Cap Stock Portfolio	5.4%
Thrivent Global Stock Portfolio	4.3%
Thrivent Small Cap Stock Portfolio	3.5%
Thrivent Core International Equity Fund	2.8%
Microsoft Corporation	2.4%
Thrivent Core Emerging Markets Equity Fund	2.4%
NVIDIA Corporation	2.3%
Thrivent Core Mid Cap Value Fund	1.7%

Portfolio Composition (% of Net Assets)

Value	Value
Common Stock	41.9%
Registered Investment Companies	35.3%
Short-Term Investments	17.3%
Mortgage-Backed Securities	2.4%
Private Equity Funds	2.0%
U.S. Government & Agencies	1.9%
Commercial Mortgage-Backed Securities
Other Assets & Liabilities	(0.8%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent All Cap Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent All Cap Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$201,109,999	180	83%	$519,305

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.3%
Microsoft Corporation	7.0%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	2.6%
Broadcom, Inc.	2.2%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.5%
Intercontinental Exchange, Inc.	1.3%
Trane Technologies plc	1.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Short-Term Investments	0.7%

Major Market Sectors (% of Net Assets)

Information Technology	33.5%
Financials	14.7%
Health Care	12.2%
Industrials	9.5%
Consumer Discretionary	8.4%
Communications Services	8.2%
Materials	3.4%
Consumer Staples	2.6%
Real Estate	2.3%
Utilities	2.3%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Conservative Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$24	0.48%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$588,703,849	1,937	22%	$1,174,324

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	7.4%
U.S. Treasury Notes	2.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Thrivent Core International Equity Fund	1.3%
U.S. Treasury Notes	1.3%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.9%
U.S. Treasury Bonds	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	67.4%
Common Stock	12.2%
Short-Term Investments	9.5%
Registered Investments Companies	9.4%
Preferred Stock	1.5%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	21.0%
Financials	11.2%
U.S. Affiliated Registered Investment Companies	8.6%
Collateralized Mortgage Obligations	7.0%
U.S. Government & Agencies	6.4%
Asset-Backed Securities	5.6%
Information Technology	5.6%
Consumer Discretionary	4.1%
Consumer Staples	3.5%
Materials	3.1%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Dynamic Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Dynamic Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$386,319,914	1,971	26%	$1,050,960

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core International Equity Fund	7.6%
Thrivent Core Emerging Markets Debt Fund	4.9%
Microsoft Corporation	1.6%
NVIDIA Corporation	1.4%
Amazon.com, Inc.	1.0%
U.S. Treasury Bonds	1.0%
Meta Platforms, Inc.	0.9%
Apple, Inc.	0.9%
U.S. Treasury Notes	0.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	46.7%
Common Stock	26.2%
Short-Term Investments	13.4%
Registered Investments Companies	12.8%
Preferred Stock	0.9%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	13.9%
U.S. Affiliated Registered Investment Companies	12.5%
Financials	10.0%
Information Technology	8.9%
Collateralized Mortgage Obligations	5.5%
U.S. Government & Agencies	5.4%
Consumer Discretionary	4.6%
Asset-Backed Securities	4.4%
Communications Services	3.6%
Industrials	3.0%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Emerging Markets Equity Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$61	1.15%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$65,062,119	314	34%	$277,157

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	10.7%
Tencent Holdings, Ltd.	5.3%
Alibaba Group Holding, Ltd.	2.8%
Samsung Electronics Company, Ltd.	2.2%
Bharti Airtel, Ltd.	1.6%
MediaTek, Inc.	1.3%
HDFC Bank, Ltd.	1.3%
ICICI Bank, Ltd. ADR	1.0%
NetEase, Inc. ADR	1.0%
Ping An Insurance (Group) Company of China, Ltd., Class H	1.0%

Major Market Sectors (% of Net Assets)

Information Technology	27.0%
Financials	22.0%
Consumer Discretionary	14.0%
Communications Services	12.7%
Materials	5.3%
Consumer Staples	4.6%
Energy	4.4%
Health Care	4.0%
Industrials	2.6%
Real Estate	2.6%

Country Weightings (% of Net Assets)

Taiwan	19.4%
India	18.0%
Cayman Islands	16.8%
China	11.7%
South Korea	9.6%
Brazil	4.5%
Thailand	3.0%
United Arab Emirates	2.6%
Saudi Arabia	2.5%
South Africa	2.5%
Other Countries	9.1%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.8%
Preferred Stock	1.9%
Short-Term Investments	0.3%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent ESG Index Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent ESG Index Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$18	0.35%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$57,398,835	407	6%	$53,698

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	12.4%
Microsoft Corporation	11.3%
iShares ESG MSCI KLD 400 ETF	7.0%
Alphabet, Inc., Class A	3.3%
Tesla, Inc.	3.0%
Alphabet, Inc., Class C	2.8%
Visa, Inc.	2.0%
Mastercard, Inc.	1.5%
Procter & Gamble Company	1.2%
Oracle Corporation	1.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	92.1%
Registered Investments Companies	7.0%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Information Technology	37.3%
Financials	11.9%
Consumer Discretionary	8.3%
Industrials	8.0%
Communications Services	7.8%
Health Care	7.2%
U.S. Unaffiliated Registered Investment Companies	7.0%
Consumer Staples	4.7%
Real Estate	2.5%
Materials	2.4%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Global Stock Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Global Stock Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$31	0.60%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,751,161,972	1,221	29%	$4,504,053

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Equity Fund	2.8%
Microsoft Corporation	2.5%
NVIDIA Corporation	2.2%
Meta Platforms, Inc.	1.9%
Amazon.com, Inc.	1.7%
Alphabet, Inc., Class C	1.4%
Apple, Inc.	1.2%
Broadcom, Inc.	0.8%
Visa, Inc.	0.8%
JPMorgan Chase & Company	0.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	74.2%
Short-Term Investments	21.7%
Registered Investments Companies	4.1%
Preferred Stock&lt;	0.1%

Major Market Sectors (% of Net Assets)

Financials	14.7%
Information Technology	13.5%
Industrials	10.3%
Consumer Discretionary	8.2%
Health Care	7.6%
Communications Services	5.7%
Materials	3.5%
U.S. Affiliated Registered Investment Companies	3.3%
Consumer Staples	3.0%
Energy	2.8%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Government Bond Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Government Bond Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$25	0.49%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$162,005,333	117	191%	$279,577

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	10.3%
U.S. Treasury Notes	7.9%
U.S. Treasury Notes	6.2%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	3.3%
U.S. Treasury Bonds	3.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	2.2%
Government National Mortgage Association Conventional 30-Yr. Pass Through	2.0%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.8%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.4%

Major Market Sectors (% of Net Assets)

Mortgage-Backed Securities	36.3%
U.S. Government & Agencies	35.5%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	9.5%
Asset-Backed Securities	5.4%
Financials	0.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	2.3
D	0.0
C	0.0
CA	0.0
CAA	0.0
B	0.0
BA	0.0
BAA	0.0
A	0.0
AA	95.9
AAA	1.8
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	91.1%
Short-Term Investments	8.9%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Healthcare Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Healthcare Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$43	0.87%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$233,112,370	47	8%	$1,011,054

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Eli Lilly & Company	11.6%
Johnson & Johnson	7.2%
UnitedHealth Group, Inc.	6.4%
AbbVie, Inc.	5.7%
Abbott Laboratories	5.6%
Boston Scientific Corporation	4.2%
Merck & Company, Inc.	3.9%
Intuitive Surgical, Inc.	3.9%
Danaher Corporation	3.7%
Stryker Corporation	3.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.5%
Registered Investments Companies	0.4%
Short-Term Investments	0.1%

Major Market Sectors (% of Net Assets)

Pharmaceuticals	29.5%
Health Care Equipment	24.5%
Biotechnology	15.9%
Managed Health Care	9.4%
Life Sciences Tools & Services	9.4%
Health Care Services	4.1%
Health Care Distributors	3.4%
Health Care Facilities	3.4%
U.S. Unaffiliated Registered Investment Companies	0.4%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent High Yield Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent High Yield Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$830,186,524	618	21%	$1,627,340

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

DIRECTV Financing, LLC/DIRECTV Financing Co-Obligor, Inc.	0.6%
CCO Holdings, LLC/CCO Holdings Capital Corporation	0.6%
Caesars Entertainment, Inc.	0.6%
GFL Environmental, Inc.	0.6%
Tenet Healthcare Corporation	0.5%
Vistra Corporation	0.5%
Viking Cruises, Ltd.	0.5%
Venture Global LNG, Inc.	0.5%
Drawbridge Special Opportunities Fund, LP	0.5%
TerraForm Power Operating, LLC	0.4%

Major Market Sectors (% of Net Assets)

Consumer Cyclical	16.9%
Financials	13.6%
Communications Services	12.9%
Consumer Non-Cyclical	11.8%
Energy	11.5%
Capital Goods	10.9%
Technology	6.9%
Basic Materials	6.0%
Utilities	3.3%
Transportation	2.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.9
D	0.4
C	0.0
CA	0.1
CAA	9.5
B	49.0
BA	37.2
BAA	2.9
A	0.1
AA	0.0
AAA	0.0
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	93.8%
Short-Term Investments	3.9%
Bank Loans	2.1%
Preferred Stock	0.2%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Income Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Income Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,258,500,345	588	39%	$2,544,937

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Bonds	1.5%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	1.5%
U.S. Treasury Bonds	1.3%
U.S. Treasury Bonds	0.6%
Federal Home Loan Mortgage Corporation Conventional 30-Yr. Pass Through	0.5%
UBS Group AG	0.5%
Sprint Capital Corporation	0.5%
U.S. Treasury Bonds	0.5%
Societe Generale SA	0.4%
Goldman Sachs Group, Inc.	0.4%

Major Market Sectors (% of Net Assets)

Financials	35.9%
Consumer Non-Cyclical	9.5%
Utilities	8.2%
Communications Services	7.0%
Technology	6.7%
Consumer Cyclical	6.6%
Energy	6.1%
Capital Goods	5.0%
U.S. Government & Agencies	4.5%
Transportation	2.5%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	0.7
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.2
BA	7.8
BAA	55.1
A	25.6
AA	9.1
AAA	1.1
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.1%
Short-Term Investments	1.6%
Preferred Stock	0.3%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Equity Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent International Equity Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$40	0.73%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,631,196,114	965	37%	$4,802,304

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Novartis AG	1.8%
Roche Holding AG, Participation Certificates	1.7%
Shell plc	1.6%
Allianz SE	1.5%
SAP SE	1.4%
Deutsche Boerse AG	1.3%
RELX plc	1.3%
ABB, Ltd.	1.2%
Givaudan SA	1.1%
ASML Holding NV	1.1%

Major Market Sectors (% of Net Assets)

Financials	22.3%
Industrials	16.7%
Consumer Discretionary	9.7%
Information Technology	8.8%
Health Care	8.8%
Materials	6.6%
Communications Services	5.0%
Consumer Staples	4.7%
Utilities	2.7%
Energy	2.7%

Country Weightings (% of Net Assets)

Japan	18.4%
United Kingdom	11.5%
Switzerland	9.0%
Germany	7.6%
France	7.3%
Australia	6.0%
Netherlands	5.0%
Italy	3.3%
Sweden	2.5%
Denmark	1.8%
Other Countries	17.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	90.4%
Short-Term Investments	9.4%
Preferred Stock	0.2%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent International Index Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent International Index Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.41%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$261,423,643	702	1%	$230,521

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.3%
Novartis AG	1.2%
Roche Holding AG, Participation Certificates	1.2%
Novo Nordisk AS	1.1%
AstraZeneca plc	1.1%
HSBC Holdings plc	1.1%
Shell plc	1.1%
Commonwealth Bank of Australia	1.1%

Major Market Sectors (% of Net Assets)

Financials	23.3%
Industrials	18.6%
Health Care	10.9%
Consumer Discretionary	9.5%
Information Technology	8.3%
Consumer Staples	7.8%
Materials	5.5%
Communications Services	5.3%
Utilities	3.4%
Energy	3.1%

Country Weightings (% of Net Assets)

Japan	21.2%
United Kingdom	13.8%
Germany	10.1%
France	9.9%
Switzerland	9.5%
Australia	6.6%
Netherlands	5.9%
Spain	3.1%
Sweden	3.0%
Italy	2.6%
Other Countries	11.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.7%
Short-Term Investments	2.0%
Preferred Stock	0.3%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Growth Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.43%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,082,809,497	38	21%	$5,715,769

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	11.2%
Microsoft Corporation	10.0%
Amazon.com, Inc.	8.9%
Meta Platforms, Inc.	7.8%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.5%
Broadcom, Inc.	4.2%
Visa, Inc.	4.0%
Tesla, Inc.	2.8%
ServiceNow, Inc.	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.6%
Short-Term Investments	1.4%

Major Market Sectors (% of Net Assets)

Information Technology	41.0%
Consumer Discretionary	17.4%
Communications Services	16.2%
Financials	8.8%
Health Care	7.0%
Industrials	6.0%
Consumer Staples	1.7%
Energy	0.8%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Index Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$11	0.22%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$2,085,411,474	512	1%	$1,822,095

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

NVIDIA Corporation	7.3%
Microsoft Corporation	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc.	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.0%
Short-Term Investments	1.0%

Major Market Sectors (% of Net Assets)

Information Technology	32.8%
Financials	13.9%
Consumer Discretionary	10.3%
Communications Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.4%
Real Estate	2.0%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Large Cap Value Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Large Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$32	0.62%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,040,923,698	85	13%	$8,509,701

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Wells Fargo & Company	3.5%
Microsoft Corporation	3.2%
Bank of America Corporation	2.7%
Exxon Mobil Corporation	2.5%
Capital One Financial Corporation	2.4%
JPMorgan Chase & Company	2.3%
Johnson & Johnson	2.1%
Charles Schwab Corporation	2.0%
Merck & Company, Inc.	1.9%
Entergy Corporation	1.9%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.4%
Short-Term Investments	1.6%

Major Market Sectors (% of Net Assets)

Financials	21.5%
Information Technology	12.8%
Health Care	12.4%
Industrials	12.2%
Energy	7.7%
Utilities	7.6%
Consumer Discretionary	5.9%
Communications Services	5.5%
Materials	4.7%
Consumer Staples	4.7%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Growth Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$43	0.86%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$89,671,759	77	18%	$323,995

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Howmet Aerospace, Inc.	2.9%
DoorDash, Inc.	2.6%
Tradeweb Markets, Inc.	2.4%
Amphenol Corporation	2.0%
Tyler Technologies, Inc.	1.9%
Hilton Worldwide Holdings, Inc.	1.9%
CoStar Group, Inc.	1.8%
CrowdStrike Holdings, Inc.	1.7%
Guidewire Software, Inc.	1.7%
Trimble, Inc.	1.7%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	94.2%
Short-Term Investments	3.0%
Registered Investments Companies	2.8%

Major Market Sectors (% of Net Assets)

Information Technology	23.8%
Industrials	19.1%
Health Care	13.4%
Consumer Discretionary	13.2%
Financials	11.3%
Communications Services	3.6%
Real Estate	2.9%
U.S. Unaffiliated Registered Investment Companies	2.8%
Energy	2.2%
Materials	2.0%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Index Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$12	0.25%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$691,161,750	406	6%	$665,349

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Interactive Brokers Group, Inc.	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex, Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems USA, Inc.	0.6%
Curtiss-Wright Corporation	0.6%
Pure Storage, Inc.	0.6%
US Foods Holding Corporation	0.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.1%
Short-Term Investments	0.9%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Financials	18.1%
Consumer Discretionary	13.1%
Information Technology	11.5%
Health Care	8.5%
Real Estate	6.8%
Materials	5.4%
Consumer Staples	5.3%
Energy	3.7%
Utilities	2.8%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Stock Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$33	0.66%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$1,787,485,471	59	29%	$6,617,283

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Trimble, Inc.	3.4%
Steel Dynamics, Inc.	3.1%
DocuSign, Inc.	2.8%
Expand Energy Corporation	2.6%
Arch Capital Group, Ltd.	2.5%
Rockwell Automation, Inc.	2.5%
SBA Communications Corporation	2.5%
Garmin, Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Northern Trust Corporation	2.3%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.6%
Short-Term Investments	3.4%

Major Market Sectors (% of Net Assets)

Industrials	22.6%
Financials	17.1%
Information Technology	14.8%
Health Care	9.4%
Consumer Discretionary	9.4%
Real Estate	5.1%
Materials	4.9%
Utilities	4.5%
Consumer Staples	4.1%
Energy	4.0%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Mid Cap Value Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Mid Cap Value Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$44	0.89%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$48,632,528	82	35%	$176,994

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.5%
M&T Bank Corporation	2.4%
Sysco Corporation	2.2%
Labcorp Holdings, Inc.	2.0%
Unilever plc ADR	1.9%
MSC Industrial Direct Company, Inc.	1.9%
Acuity, Inc.	1.9%
MKS, Inc.	1.8%
Coterra Energy, Inc.	1.8%
D.R. Horton, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Short-Term Investments	2.8%

Major Market Sectors (% of Net Assets)

Financials	18.4%
Industrials	15.6%
Information Technology	9.7%
Utilities	9.1%
Health Care	9.1%
Consumer Discretionary	8.0%
Energy	7.0%
Materials	6.9%
Real Estate	6.4%
Consumer Staples	5.0%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderate Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderate Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$22	0.42%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$8,785,571,997	2,376	23%	$25,758,125

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	12.5%
Thrivent Global Stock Portfolio	6.9%
Thrivent International Equity Portfolio	4.2%
Thrivent Income Portfolio	3.3%
Thrivent Mid Cap Stock Portfolio	2.3%
Thrivent Short-Term Bond Portfolio	1.9%
NVIDIA Corporation	1.8%
Microsoft Corporation	1.7%
Thrivent Core Emerging Markets Debt Fund	1.6%
Amazon.com, Inc.	1.3%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	37.9%
Common Stock	23.0%
Short-Term Investments	19.0%
U.S. Government & Agencies	6.2%
Mortgage-Backed Securities	5.7%
Corporate Bonds	5.5%
Private Equity Funds	1.2%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities	0.4%
Foreign Government
Other Assets & Liabilities	(0.3%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Aggressive Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderately Aggressive Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.44%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$7,439,694,295	2,379	22%	$22,742,685

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	11.8%
Thrivent Global Stock Portfolio	9.0%
Thrivent International Equity Portfolio	8.2%
Thrivent Mid Cap Stock Portfolio	3.8%
Thrivent Small Cap Stock Portfolio	2.1%
Thrivent Core Emerging Markets Equity Fund	2.0%
NVIDIA Corporation	1.9%
Microsoft Corporation	1.8%
Thrivent Income Portfolio	1.5%
Amazon.com, Inc.	1.4%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	43.8%
Common Stock	25.7%
Short-Term Investments	20.9%
U.S. Government & Agencies	2.8%
Mortgage-Backed Securities	2.7%
Corporate Bonds	2.4%
Private Equity Funds	1.2%
Collateralized Mortgage Obligations	0.4%
Asset-Backed Securities	0.2%
Commercial Mortgage-Backed Securities	0.1%
Foreign Government
Other Assets & Liabilities	(0.2%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Moderately Conservative Allocation Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Moderately Conservative Allocation Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$3,442,601,605	2,302	19%	$9,909,544

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Large Cap Value Portfolio	9.1%
Thrivent Income Portfolio	6.0%
Thrivent Short-Term Bond Portfolio	3.5%
Thrivent International Equity Portfolio	2.9%
Thrivent Core Emerging Markets Debt Fund	2.9%
Thrivent High Yield Portfolio	2.2%
U.S. Treasury Notes	1.6%
Thrivent Mid Cap Stock Portfolio	1.5%
Thrivent Core International Equity Fund	1.1%
NVIDIA Corporation	1.0%

Portfolio Composition (% of Net Assets)

Value	Value
Registered Investment Companies	32.8%
Short-Term InvestmentsFootnote Reference*	17.0%
Common Stock	14.3%
U.S. Government & Agencies	11.4%
Mortgage-Backed Securities	10.3%
Corporate Bonds	9.9%
Collateralized Mortgage Obligations	2.0%
Private Equity Funds	0.9%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.6%
Foreign Government
Other Assets & Liabilities	(0.1%)

* A portion of Short-Term Investments are equitized through the use of derivatives held by this Portfolio.  A complete listing of derivatives held by the Portfolio can be found on the Portfolio's Schedule of Investments.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Money Market Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Money Market Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$16	0.31%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$466,117,883	161	$573,624

What did the Portfolio invest in?

Portfolio Composition (% of Portfolio)

Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	45.7%
U.S. Treasury Debt	36.6%
U.S. Government Agency Repurchase Agreement, collateralized only by U.S. Government Agency securities, U.S. Treasuries, and cash	7.2%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	5.7%
Investment Company	4.8%

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Multisector Bond Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Multisector Bond Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$35	0.69%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$176,637,893	1,593	21%	$446,767

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Thrivent Core Emerging Markets Debt Fund	8.7%
U.S. Treasury Notes	3.0%
U.S. Treasury Notes	1.1%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.6%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
U.S. Treasury Notes	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	0.5%

Major Market Sectors (% of Net Assets)

Financials	13.5%
Collateralized Mortgage Obligations	11.3%
Asset-Backed Securities	11.0%
Mortgage-Backed Securities	10.0%
U.S. Affiliated Registered Investment Companies	8.8%
U.S. Government & Agencies	5.9%
Consumer Non-Cyclical	5.2%
Consumer Cyclical	5.1%
Energy	4.6%
Communications Services	4.0%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	2.5
Non-Rated	16.2
D	0.1
C	0.1
CA	0.3
CAA	1.9
B	12.8
BA	13.6
BAA	18.8
A	9.2
AA	21.1
AAA	3.4
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	83.2%
Registered Investments Companies	11.1%
Short-Term Investments	4.3%
Preferred Stock	1.4%
Common Stock&lt;	0.1%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Real Estate Securities Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Real Estate Securities Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$45	0.90%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$140,357,829	73	44%	$531,689

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

American Tower Corporation	7.6%
Prologis, Inc.	6.4%
Welltower, Inc.	5.9%
Equinix, Inc.	5.7%
Digital Realty Trust, Inc.	4.5%
Simon Property Group, Inc.	4.0%
Realty Income Corporation	3.8%
Iron Mountain, Inc.	3.1%
AvalonBay Communities, Inc.	3.0%
Public Storage	3.0%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Major Market Sectors (% of Net Assets)

Retail REITs	18.1%
Health Care REITs	12.2%
Telecom Tower REITs	11.8%
Other Specialized REITs	11.7%
Multi-Family Residential REITs	10.8%
Data Center REITs	10.1%
Industrial REITs	10.1%
Self-Storage REITs	5.6%
Diversified REITs	2.9%
Hotel & Resort REITs	2.5%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Short-Term Bond Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Short-Term Bond Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$23	0.45%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$674,797,558	575	39%	$1,384,762

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes	4.4%
Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.1%
PPM CLO 2, Ltd.	0.6%
Federal National Mortgage Association Conventional 15-Yr. Pass Through	0.5%
OneMain Financial Issuance Trust	0.5%
UBS Group AG	0.5%
Avis Budget Rental Car Funding AESOP, LLC	0.5%
Tricon Residential Trust	0.5%
Ally Financial, Inc.	0.4%
CarVal CLO III, Ltd.	0.4%

Major Market Sectors (% of Net Assets)

Financials	34.2%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	10.6%
Consumer Non-Cyclical	6.4%
Consumer Cyclical	6.0%
U.S. Government & Agencies	4.4%
Energy	4.0%
Utilities	3.8%
Technology	3.3%
Commercial Mortgage-Backed Securities	3.2%

Bond Quality Ratings

Value	Value
ETFs/Closed-End Funds	0.0
Non-Rated	12.7
D	0.0
C	0.0
CA	0.0
CAA	0.4
B	0.1
BA	5.3
BAA	39.1
A	18.8
AA	13.2
AAA	10.4
U.S. Gov't Guaranteed	0.0

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.1%
Short-Term Investments	1.6%
Preferred Stock	0.3%

The lower of bond quality ratings assigned by Moody's Investor Services, Inc. or Standard & Poor's Financial Services, LLC ("S&P"). Investments in derivatives and short-term investments are not included.

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Growth Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Small Cap Growth Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$46	0.94%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$124,910,498	71	57%	$491,089

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

Triumph Financial, Inc.	2.6%
WNS Holdings, Ltd.	2.5%
Guidewire Software, Inc.	2.4%
Agilysys, Inc.	2.4%
Federal Signal Corporation	2.4%
J & J Snack Foods Corporation	2.2%
Encompass Health Corporation	2.2%
CyberArk Software, Ltd.	2.2%
RBC Bearings, Inc.	2.2%
EnPro, Inc.	2.2%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.7%
Short-Term Investments	2.5%
Registered Investments Companies	0.8%

Major Market Sectors (% of Net Assets)

Industrials	26.5%
Information Technology	22.6%
Health Care	16.8%
Consumer Discretionary	10.0%
Financials	8.2%
Consumer Staples	5.3%
Real Estate	2.9%
Materials	1.5%
Communications Services	1.3%
Energy	0.9%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Index Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Small Cap Index Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$12	0.25%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$990,174,330	608	12%	$963,754

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

iShares Core S&P Small-Cap ETF	1.1%
Mr. Cooper Group, Inc.	0.7%
AeroVironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.6%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.7%
Registered Investments Companies	1.1%
Short-Term Investments	0.2%

Major Market Sectors (% of Net Assets)

Industrials	19.1%
Financials	19.0%
Consumer Discretionary	13.0%
Information Technology	12.9%
Health Care	10.4%
Real Estate	7.6%
Materials	4.8%
Energy	3.9%
Communications Services	2.9%
Consumer Staples	2.9%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Thrivent Small Cap Stock Portfolio

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Thrivent Small Cap Stock Portfolio (the Portfolio) for the six months ended June 30, 2025. You can find additional information about the Portfolio at www.thriventportfolios.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Portfolio's costs for the last six months?

(based on a hypothetical $10,000 investment)

Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Portfolio	$34	0.70%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Portfolio Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$875,988,215	84	30%	$3,284,209

What did the Portfolio invest in?

Top Ten Holdings (% of Net Assets)

TTM Technologies, Inc.	2.3%
Pegasystems, Inc.	2.2%
RLI Corporation	2.1%
Fabrinet	2.0%
Badger Infrastructure Solutions, Ltd.	2.0%
Donnelley Financial Solutions, Inc.	1.7%
SharkNinja, Inc.	1.7%
Federal Agricultural Mortgage Corporation	1.7%
Barrett Business Services, Inc.	1.6%
WNS Holdings, Ltd.	1.6%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	96.9%
Short-Term Investments	3.1%

Major Market Sectors (% of Net Assets)

Industrials	23.4%
Financials	16.3%
Health Care	12.3%
Information Technology	11.9%
Consumer Discretionary	11.4%
Materials	5.1%
Consumer Staples	4.8%
Real Estate	4.6%
Energy	3.2%
Utilities	2.6%

Certain additional portfolio information is available on the Portfolio's website, including the Portfolio's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Thrivent Distributors, LLC, a registered broker-dealer and member of FINRA, is the distributor for Thrivent Series Fund, Inc. Thrivent, an SEC-registered investment adviser, provides asset management services. Thrivent Distributors, LLC is a subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
June 30, 2025
Thrivent Series Fund, Inc.

Table of Contents
Schedule of Investments
Thrivent Aggressive Allocation Portfolio 2
Thrivent All Cap Portfolio 20
Thrivent Conservative Allocation Portfolio 25
Thrivent Dynamic Allocation Portfolio 61
Thrivent Emerging Markets Equity Portfolio 97
Thrivent ESG Index Portfolio 105
Thrivent Global Stock Portfolio 112
Thrivent Government Bond Portfolio 127
Thrivent Healthcare Portfolio 132
Thrivent High Yield Portfolio 134
Thrivent Income Portfolio 148
Thrivent International Equity Portfolio 161
Thrivent International Index Portfolio 175
Thrivent Large Cap Growth Portfolio 185
Thrivent Large Cap Index Portfolio 187
Thrivent Large Cap Value Portfolio 195
Thrivent Mid Cap Growth Portfolio 198
Thrivent Mid Cap Index Portfolio 202
Thrivent Mid Cap Stock Portfolio 209
Thrivent Mid Cap Value Portfolio 212
Thrivent Moderate Allocation Portfolio 215
Thrivent Moderately Aggressive Allocation Portfolio 253
Thrivent Moderately Conservative Allocation Portfolio 292
Thrivent Money Market Portfolio 329
Thrivent Multisector Bond Portfolio 333
Thrivent Real Estate Securities Portfolio 364
Thrivent Short-Term Bond Portfolio 368
Thrivent Small Cap Growth Portfolio 381
Thrivent Small Cap Index Portfolio 384
Thrivent Small Cap Stock Portfolio 393
Statement of Assets and Liabilities 396
Statement of Operations 402
Statement of Changes in Net Assets 408
Notes to Financial Statements 418
Financial Highlights 440
Change in and Disagreement with Accountants (Item 8)
450
Proxy Disclosures (Item 9) 451
Remuneration Paid to Directors, Officers, and
Others (Item 10) 452
Statement Regarding Basis for Approval of
Investment Advisory Contract (Item 11) 453

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 41.9% Value
Communications Services  3.9%
13,014 Alphabet, Inc., Class A $ 2,293,457
146,065 Alphabet, Inc., Class C 25,910,470
6,857 AMC Networks, Inc.
a
42,993
1,707 Angi , Inc.
a
26,049
35,751 AT&T, Inc. 1,034,634
3,335 Bandwidth, Inc.
a
53,026
47,082 CarGurus , Inc.
a
1,575,835
553 Charter Communications, Inc.
a
226,072
5,119 Cogent Communications Holdings 246,787
70,426 Comcast Corporation 2,513,504
21,825 E.W. Scripps Company
a
64,166
998 Electronic Arts, Inc. 159,381
1,807 Entravision Communications
Corporation 4,192
1,202 Fox Corporation, Class B 62,059
6,079 Iridium Communications, Inc. 183,403
1,574 John Wiley and Sons, Inc. 70,248
11,997 Liberty Global, Ltd., Class A
a
120,090
5,282 Liberty Latin America, Ltd., Class
A
a
32,220
922 Liberty Media Corporation-Liberty
Formula One Group
a
96,349
658 Liberty Media Corporation-Liberty
Live Group
a
53,403
6,376 Magnite , Inc.
a
153,789
2,644 Match Group, Inc. 81,673
50,242 Meta Platforms, Inc. 37,083,118
5,704 Netflix, Inc.
a
7,638,398
7,683 New York Times Company 430,094
2,593 News Corporation, Class A 77,064
38,270 Pinterest, Inc.
a
1,372,362
125 Reddit , Inc.
a
18,821
7,214 Sirius XM Holdings, Inc.
b
165,706
6,469 Spotify Technology SA
a
4,963,922
268 Take-Two Interactive Software,
Inc.
a
65,084
990 TechTarget , Inc.
a
7,692
2,851 Telephone and Data Systems, Inc. 101,439
646 TKO Group Holdings, Inc. 117,540
2,081 T-Mobile US, Inc. 495,819
11,467 Trade Desk, Inc.
a
825,509
12,399 Verizon Communications, Inc. 536,505
6,496 Walt Disney Company 805,569
163,208 Warner Brothers Discovery, Inc.
a
1,870,364
Total 91,578,806
Consumer Discretionary  5.0%
4,170 Adient plc
a
81,148
9,635 ADT, Inc. 81,608
5,814 Advance Auto Parts, Inc. 270,293
182,909 Amazon.com, Inc.
a
40,128,406
11,866 American Axle & Manufacturing
Holdings, Inc.
a
48,413
4,353 American Eagle Outfitters, Inc. 41,876
20,670 Aptiv plc
a
1,410,107
1,173 Aramark 49,114
1,769 Autoliv , Inc. 197,951
62 AutoZone, Inc.
a
230,158
8,412 Bath & Body Works, Inc. 252,024
51,151 Best Buy Company, Inc. 3,433,767
441 Booking Holdings, Inc. 2,553,055
5,811 Boot Barn Holdings, Inc.
a
883,272
10,880 BorgWarner, Inc. 364,262
1,211 Bright Horizons Family Solutions,
Inc.
a
149,668
Shares Common Stock  41.9% Value
Consumer Discretionary  5.0% - continued
4,013 Build-A-Bear Workshop, Inc. $ 206,910
1,236 CarMax, Inc.
a
83,072
1,145 Carnival Corporation
a
32,197
126 Carvana Company
a
42,457
54 Cavco Industries, Inc.
a
23,459
11,684 Champion Homes, Inc.
a
731,535
4,269 Chewy, Inc.
a
181,945
19,247 Chipotle Mexican Grill, Inc.
a
1,080,719
9,278 Columbia Sportswear Company 566,700
3,481 Coursera, Inc.
a
30,494
963 Crocs, Inc.
a
97,533
17,614 D.R. Horton, Inc. 2,270,797
7,508 Dana, Inc. 128,762
400 Darden Restaurants, Inc. 87,188
6,846 Deckers Outdoor Corporation
a
705,617
33,297 DoorDash , Inc.
a
8,208,043
635 Dorman Products, Inc.
a
77,895
71 Dutch Bros, Inc.
a
4,854
3,466 eBay, Inc. 258,078
1,752 Etsy, Inc.
a
87,880
21,842 Expedia Group, Inc. 3,684,309
852 Five Below, Inc.
a
111,765
3,692 Fox Factory Holding Corporation
a
95,770
1,200 Frontdoor , Inc.
a
70,728
7,427 Gap, Inc. 161,983
1,779 Garmin, Ltd. 371,313
14,357 Gentex Corporation 315,710
2,667 GigaCloud Technology, Inc.
a,b
52,753
3,600 Goodyear Tire & Rubber
Company
a
37,332
3,482 Grand Canyon Education, Inc.
a
658,098
450 Group 1 Automotive, Inc. 196,520
6,382 Hanesbrands, Inc.
a
29,230
6,260 Hasbro, Inc. 462,113
12,086 Hilton Worldwide Holdings, Inc. 3,218,985
21,469 Home Depot, Inc. 7,871,394
5,740 Installed Building Products, Inc. 1,035,037
4,990 Kohl's Corporation
b
42,315
199 Laureate Education, Inc.
a
4,653
6,740 La-Z-Boy, Inc. 250,526
627 Lear Corporation 59,552
132 Lithia Motors, Inc. 44,592
4,194 LKQ Corporation 155,220
10,143 Lowe's Companies, Inc. 2,250,427
3,281 Lululemon Athletica , Inc.
a
779,500
6,972 Mattel, Inc.
a
137,488
1,386 McDonald's Corporation 404,948
11,564 Modine Manufacturing Company
a
1,139,054
2,083 Mohawk Industries, Inc.
a
218,382
1,123 Murphy USA, Inc. 456,836
2,498 National Vision Holdings, Inc.
a
57,479
106 NVR, Inc.
a
782,880
22,860 O'Reilly Automotive, Inc.
a
2,060,372
431 Planet Fitness, Inc.
a
47,001
2,649 Pool Corporation 772,131
889 Ralph Lauren Corporation 243,835
2,021 Revolve Group, Inc.
a
40,521
271 RH
a
51,222
11,512 Ross Stores, Inc. 1,468,701
376 Royal Caribbean Cruises, Ltd. 117,741
3,273 Service Corporation International/
US 266,422
15,296 SharkNinja , Inc.
a
1,514,151
6,278 Six Flags Entertainment
Corporation
a
191,040

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Consumer Discretionary  5.0% - continued
76,780 Sony Group Corporation ADR $ 1,998,583
6,140 Stoneridge, Inc.
a
43,226
747 Strategic Education, Inc. 63,592
2,897 Tapestry, Inc. 254,386
40,729 Tesla, Inc.
a
12,937,974
261 Texas Roadhouse, Inc. 48,914
835 Toll Brothers, Inc. 95,299
54 TopBuild Corporation
a
17,482
2,513 Travel + Leisure Company 129,696
383 Ulta Beauty, Inc.
a
179,175
308 Urban Outfitters, Inc.
a
22,342
68 Vail Resorts, Inc. 10,685
1,663 Valvoline, Inc.
a
62,978
6,399 VF Corporation 75,188
870 Visteon Corporation
a
81,171
1,188 Wayfair, Inc.
a
60,754
4,357 Wingstop , Inc. 1,467,176
91 Winmark Corporation 34,363
30,626 Wyndham Hotels & Resorts, Inc. 2,487,137
942 Wynn Resorts, Ltd. 88,237
1,374 Yum! Brands, Inc. 203,599
Total 117,373,243
Consumer Staples  1.2%
4,492 Albertsons Companies, Inc. 96,623
1,283 Archer-Daniels-Midland Company 67,717
937 BellRing Brands, Inc.
a
54,280
7,999 BJ's Wholesale Club Holdings,
Inc.
a
862,532
381 Bunge Global SA 30,587
2,725 Casey's General Stores, Inc. 1,390,486
735 Celsius Holdings, Inc.
a
34,097
2,047 Church & Dwight Company, Inc. 196,737
6,617 Colgate-Palmolive Company 601,485
20,511 Conagra Brands, Inc. 419,860
462 Costco Wholesale Corporation 457,352
199,071 Coty, Inc.
a
925,680
2,176 Darling Ingredients, Inc.
a
82,557
3,658 Dole plc 51,175
613 Ingredion, Inc. 83,135
12,422 J & J Snack Foods Corporation 1,408,779
4,862 John B. Sanfilippo & Son, Inc. 307,473
113,607 Kenvue , Inc. 2,377,795
30,074 Keurig Dr Pepper, Inc. 994,246
819 Kimberly-Clark Corporation 105,586
501 Kraft Heinz Company 12,936
1,615 Lancaster Colony Corporation 279,024
952 Maplebear , Inc.
a
43,068
4,406 McCormick & Company, Inc. 334,063
3,232 Monster Beverage Corporation
a
202,452
4,825 Philip Morris International, Inc. 878,777
793 Primo Brands Corporation 23,489
12,806 Procter & Gamble Company 2,040,252
44,167 Sysco Corporation 3,345,209
3,237 Turning Point Brands, Inc. 245,268
1,438 Tyson Foods, Inc. 80,442
36,883 Unilever plc ADR 2,256,133
1,906 US Foods Holding Corporation
a
146,781
26,412 Vita Coco Company, Inc.
a
953,473
66,403 Walmart, Inc. 6,492,885
Total 27,882,434
Energy  1.3%
32,902 Antero Midstream Corporation 623,493
Shares Common Stock  41.9% Value
Energy  1.3% - continued
7,346 Antero Resources Corporation
a
$ 295,897
3,527 APA Corporation 64,509
15,329 Archrock , Inc. 380,619
26,870 Baker Hughes Company 1,030,196
10,970 Berry Corporation 30,387
1,914 Cactus, Inc. 83,680
3,202 Cheniere Energy, Inc. 779,751
852 Chord Energy Corporation 82,516
5,300 Civitas Resources, Inc. 145,856
59,021 ConocoPhillips 5,296,545
3,809 Crescent Energy Company 32,757
50,372 Devon Energy Corporation 1,602,333
5,033 DHT Holdings, Inc. 54,407
2,112 DT Midstream, Inc. 232,130
90,872 Enterprise Products Partners, LP 2,817,941
5,590 EOG Resources, Inc. 668,620
2,053 EQT Corporation 119,731
3,410 Expand Energy Corporation 398,765
52,313 Exxon Mobil Corporation 5,639,341
2,311 Gulfport Energy Corporation
a
464,904
53,957 Halliburton Company 1,099,644
5,709 Hess Midstream, LP 219,854
2,038 HF Sinclair Corporation 83,721
1,217 Kimbell Royalty Partners, LP 16,989
29,184 Kinder Morgan, Inc. 858,010
1,894 Kodiak Gas Services, Inc. 64,907
23,926 Kosmos Energy, Ltd.
a
41,153
10,218 Marathon Petroleum Corporation 1,697,312
14,969 Matador Resources Company 714,321
425 Natural Gas Services Group, Inc.
a
10,969
2,661 Noble Corporation plc 70,650
1,870 Occidental Petroleum Corporation 78,559
4,503 Oceaneering International, Inc.
a
93,302
3,019 Oil States International, Inc.
a
16,182
2,928 ONEOK, Inc. 239,013
6,325 Ovintiv , Inc. 240,666
1,916 Par Pacific Holdings, Inc.
a
50,831
8,248 Permian Resources Corporation 112,338
728 Phillips 66 86,850
2,500 Range Resources Corporation 101,675
304 Ranger Energy Services, Inc. 3,630
16,928 Shell plc ADR 1,191,900
1,485 SM Energy Company 36,694
2,597 Talos Energy, Inc.
a
22,023
152 Targa Resources Corporation 26,460
53,212 TechnipFMC plc 1,832,621
340 Valero Energy Corporation 45,703
5,122 Vital Energy, Inc.
a
82,413
92 Weatherford International plc 4,628
17,358 Williams Companies, Inc. 1,090,256
Total 31,077,652
Financials  6.0%
337 1st Source Corporation 20,918
468 Affiliated Managers Group, Inc. 92,088
3,164 Affirm Holdings, Inc.
a
218,759
801 Aflac, Inc. 84,474
19,610 AGNC Investment Corporation 180,216
9,317 Allstate Corporation 1,875,605
11,915 Ally Financial, Inc. 464,089
8,894 Amalgamated Financial
Corporation 277,493
15,237 American Express Company 4,860,298
23,456 American International Group, Inc. 2,007,599
6,016 Ameriprise Financial, Inc. 3,210,920

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Financials  6.0% - continued
1,490 Ameris Bancorp $ 96,403
652 AMERISAFE, Inc. 28,512
6,015 Annaly Capital Management, Inc. 113,202
1,936 Arch Capital Group, Ltd. 176,273
6,307 Ares Management Corporation 1,092,372
3,216 Arthur J. Gallagher & Company 1,029,506
3,024 Artisan Partners Asset
Management, Inc. 134,054
11,037 Associated Banc-Corp 269,192
830 Assurant, Inc. 163,917
932 Atlantic Union Bankshares
Corporation 29,153
1,147 Axis Capital Holdings, Ltd. 119,082
130,387 Bank of America Corporation 6,169,913
43 Bank of Hawaii Corporation 2,904
441 Bank of Marin Bancorp 10,072
5,966 Bank of N.T. Butterfield & Son, Ltd. 264,175
27,153 Bank of New York Mellon
Corporation 2,473,910
1,115 Bank OZK 52,472
151 Bank7 Corporation 6,316
1,190 BankFinancial Corporation 13,768
4,343 BankUnited , Inc. 154,567
1,645 Bar Harbor Bankshares 49,284
2,237 BCB Bancorp, Inc. 18,836
3,959 Berkshire Hathaway, Inc.
a
1,923,163
7,240 Berkshire Hills Bancorp, Inc. 181,290
371 BlackRock, Inc. 389,272
1,274 Blackstone Mortgage Trust, Inc. 24,525
2,046 Block, Inc.
a
138,985
16,503 Blue Owl Capital, Inc. 317,023
18,593 Bridgewater Bancshares, Inc.
a
295,815
5,120 Brookline Bancorp, Inc. 54,016
2,752 Brown & Brown, Inc. 305,114
1,774 Burke & Herbert Financial Services
Corporation 105,961
2,333 Business First Bancshares, Inc. 57,509
3,429 Byline Bancorp, Inc. 91,657
1,902 Cadence Bank 60,826
155 Camden National Corporation 6,290
736 Capital City Bank Group, Inc. 28,962
22,767 Capital One Financial Corporation 4,843,907
10,024 Capitol Federal Financial, Inc. 61,146
2,529 Carlyle Group, Inc. 129,991
221 Cathay General Bancorp 10,062
4,949 Cboe Global Markets, Inc. 1,154,156
4,608 Central Pacific Financial
Corporation 129,162
61,796 Charles Schwab Corporation 5,638,267
3,742 Chimera Investment Corporation 51,902
190 ChoiceOne Financial Services, Inc. 5,453
8,961 Chubb, Ltd. 2,596,181
1,115 Cincinnati Financial Corporation 166,046
3,770 Citigroup, Inc. 320,902
1,149 Citizens Financial Group, Inc. 51,418
1,260 CME Group, Inc. 347,281
1,947 CNB Financial Corporation 44,508
3,139 CNO Financial Group, Inc. 121,103
831 Coinbase Global, Inc.
a
291,257
1,258 Colony Bankcorp , Inc. 20,719
2,291 Columbia Banking System, Inc. 53,564
1,782 Comerica, Inc. 106,296
1,535 Commerce Bancshares, Inc. 95,431
98 Community Financial System, Inc. 5,573
3,198 Community Trust Bancorp, Inc. 169,238
Shares Common Stock  41.9% Value
Financials  6.0% - continued
631 Community West Bancshares $ 12,311
1,523 ConnectOne Bancorp, Inc. 35,273
746 Cullen/Frost Bankers, Inc. 95,891
216 Customers Bancorp, Inc.
a
12,688
138 CVB Financial Corporation 2,731
162 Diamond Hill Investment Group,
Inc. 23,540
6,008 Donnelley Financial Solutions, Inc.
a
370,393
3,262 Dynex Capital, Inc. 39,862
2,580 Eagle Bancorp, Inc. 50,258
2,149 East West Bancorp, Inc. 217,006
1,144 Eastern Bankshares , Inc. 17,469
86 Enact Holdings, Inc. 3,195
1,093 Enova International, Inc.
a
121,891
3,060 Enterprise Financial Services
Corporation 168,606
2,342 Equitable Holdings, Inc. 131,386
1,343 Equity Bancshares, Inc. 54,794
1,323 Essent Group, Ltd. 80,346
250 Evercore , Inc. 67,505
6,172 F.N.B. Corporation 89,988
1,194 FactSet Research Systems, Inc. 534,052
1,808 Farmers National Banc
Corporation 24,932
1,808 Federal Agricultural Mortgage
Corporation 351,258
6,490 Federated Hermes, Inc. 287,637
4,552 Fidelity National Information
Services, Inc. 370,578
2,311 Fifth Third Bancorp 95,051
839 Financial Institutions, Inc. 21,546
2,512 First American Financial
Corporation 154,212
9,239 First Bancorp/Puerto Rico 192,448
1,022 First Citizens BancShares , Inc./NC 1,999,512
5,161 First Financial Bancorp 125,206
896 First Financial Bankshares , Inc. 32,238
2,295 First Financial Corporation 124,366
632 First Hawaiian, Inc. 15,775
7,054 First Horizon Corporation 149,545
1,878 First Internet Bancorp 50,518
315 First Interstate BancSystem , Inc. 9,078
2,235 First Merchants Corporation 85,601
2,171 First Mid-Illinois Bancshares, Inc. 81,391
736 FirstCash Holdings, Inc. 99,463
8,013 Fiserv, Inc.
a
1,381,521
1,558 Flagstar Financial, Inc. 16,515
3,626 Flushing Financial Corporation 43,077
809 Flywire Corporation
a
9,465
1,612 Franklin Resources, Inc. 38,446
18,207 Fulton Financial Corporation 328,454
4,479 Genworth Financial, Inc.
a
34,847
22,184 Glacier Bancorp, Inc. 955,687
653 Global Payments, Inc. 52,266
3,030 Great Southern Bancorp, Inc. 178,103
96 Hamilton Lane, Inc. 13,644
704 Hancock Whitney Corporation 40,410
618 Hanover Insurance Group, Inc. 104,980
3,086 HarborOne Bancorp, Inc. 36,045
2,109 Hartford Insurance Group, Inc. 267,569
194 HBT Financial, Inc. 4,891
769 Heritage Commerce Corporation 7,636
1,751 Home BancShares , Inc. 49,834
2,512 Hometrust Bancshares, Inc. 93,974
6,810 Horizon Bancorp, Inc. 104,738

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Financials  6.0% - continued
11,834 Houlihan Lokey , Inc. $ 2,129,528
4,579 Huntington Bancshares, Inc./OH 76,744
43 Independent Bank Corporation/MA 2,704
2,562 Independent Bank Corporation/MI 83,034
24,509 Intercontinental Exchange, Inc. 4,496,666
7,212 Invesco, Ltd. 113,733
313 Investar Holding Corporation 6,047
8,357 Jack Henry & Associates, Inc. 1,505,681
12,367 Janus Henderson Group plc 480,334
812 Jefferies Financial Group, Inc. 44,408
45,092 JPMorgan Chase & Company 13,072,622
8,322 Kearny Financial Corporation/MD 53,760
610 Kemper Corporation 39,369
116,103 KeyCorp 2,022,514
718 Kinsale Capital Group, Inc. 347,440
905 LendingTree , Inc.
a
33,548
1,406 M&T Bank Corporation 272,750
999 MarketAxess Holdings, Inc. 223,117
4,096 Marsh & McLennan Companies,
Inc. 895,549
4,112 Mastercard , Inc. 2,310,697
2,142 Mercantile Bank Corporation 99,410
26,520 MetLife, Inc. 2,132,738
24,803 MGIC Investment Corporation 690,516
2,829 Midland States Bancorp, Inc. 48,998
7,897 MidWestOne Financial Group, Inc. 227,197
725 Moody's Corporation 363,653
1,067 Morningstar, Inc. 334,963
3,488 MSCI, Inc. 2,011,669
22,908 Nasdaq, Inc. 2,048,433
8,203 NMI Holdings, Inc.
a
346,085
260 Northeast Bank 23,137
1,443 Northeast Community Bancorp,
Inc. 33,543
11,537 Northern Trust Corporation 1,462,776
3,399 Northfield Bancorp, Inc. 39,021
17,972 Northwest Bancshares, Inc. 229,682
8,044 OceanFirst Financial Corporation 141,655
4,008 OFG Bancorp 171,542
42,570 Old National Bancorp 908,444
4,956 Old Republic International
Corporation 190,509
12,377 Old Second Bancorp, Inc. 219,568
10,197 OneMain Holdings, Inc. 581,229
257 Orange County Bancorp, Inc. 6,641
1,796 Orrstown Financial Services, Inc. 57,167
3,025 Pacific Premier Bancorp, Inc. 63,797
542 Palomar Holdings, Inc.
a
83,604
21 Park National Corporation 3,513
871 Paymentus Holdings, Inc.
a
28,525
990 PCB Bancorp 20,770
1,982 Peoples Bancorp, Inc./OH 60,530
934 Pinnacle Financial Partners, Inc. 103,123
274 PNC Financial Services Group,
Inc. 51,079
3,180 Popular, Inc. 350,468
1,843 Principal Financial Group, Inc. 146,390
4,829 Progressive Corporation 1,288,667
5,029 Prosperity Bancshares, Inc. 353,237
16,717 Provident Financial Services, Inc. 293,049
1,404 Prudential Financial, Inc. 150,846
8,420 Radian Group, Inc. 303,288
2,637 Regions Financial Corporation 62,022
439 Reinsurance Group of America,
Inc. 87,080
Shares Common Stock  41.9% Value
Financials  6.0% - continued
230 RenaissanceRe Holdings, Ltd. $ 55,867
311 Renasant Corporation 11,174
5,802 Repay Holdings Corporation
a
27,966
10,380 Rithm Capital Corporation 117,190
14,737 RLI Corporation 1,064,306
49,627 Robinhood Markets, Inc.
a
4,646,576
2,818 S&P Global, Inc. 1,485,903
301 Safety Insurance Group, Inc. 23,896
5,626 SEI Investments Company 505,552
193 Selective Insurance Group, Inc. 16,724
308 ServisFirst Bancshares, Inc. 23,873
4,587 Shore Bancshares, Inc. 72,108
1,541 Sierra Bancorp 45,752
395 Simmons First National
Corporation 7,489
815 Southern Missouri Bancorp, Inc. 44,646
268 Southside Bancshares, Inc. 7,887
1,409 SouthState Corporation 129,670
949 Starwood Property Trust, Inc. 19,046
3,466 StepStone Group, Inc. 192,363
1,497 Stifel Financial Corporation 155,359
715 StoneX Group, Inc.
a
65,165
739 Synchrony Financial 49,321
5,309 Synovus Financial Corporation 274,741
285 Texas Capital Bancshares, Inc.
a
22,629
892 Tompkins Financial Corporation 55,955
6,996 TPG RE Finance Trust, Inc. 54,009
23,011 Tradeweb Markets, Inc. 3,368,810
31,464 Triumph Financial, Inc.
a
1,733,981
1,791 TrustCo Bank Corporation NY 59,855
8,795 Trustmark Corporation 320,666
1,588 U.S. Bancorp 71,857
909 UMB Financial Corporation 95,590
1,282 United Bankshares , Inc. 46,703
3,721 United Community Banks, Inc. 110,849
718 Unity Bancorp, Inc. 33,803
1,867 Univest Financial Corporation 56,085
1,336 Unum Group 107,895
13,632 Valley National Bancorp 121,734
2,758 Veritex Holdings, Inc. 71,984
123 Virtu Financial, Inc. 5,509
44,312 Visa, Inc. 15,732,976
1,850 WaFd , Inc. 54,168
2,382 Webster Financial Corporation 130,057
94,185 Wells Fargo & Company 7,546,102
2,657 WesBanco , Inc. 84,041
1,353 Westamerica Bancorporation 65,539
1,220 Western Alliance Bancorp 95,136
23,806 Western Union Company 200,447
3 White Mountains Insurance Group,
Ltd. 5,387
216 Willis Towers Watson plc 66,204
824 Wintrust Financial Corporation 102,160
436 WisdomTree , Inc. 5,018
177 WSFS Financial Corporation 9,735
11,374 Zions Bancorp NA 590,766
Total 140,412,988
Health Care  4.4%
10,263 Abbott Laboratories 1,395,871
10,252 AbbVie, Inc. 1,902,976
48,851 ADMA Biologics, Inc.
a
889,577
16,635 Agilent Technologies, Inc. 1,963,096
1,086 Agios Pharmaceuticals, Inc.
a
36,120
509 Align Technology, Inc.
a
96,369

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Health Care  4.4% - continued
15,861 Amgen, Inc. $ 4,428,550
3,438 Amicus Therapeutics, Inc.
a
19,700
3,570 Amneal Pharmaceuticals, Inc.
a
28,881
1,010 Anika Therapeutics, Inc.
a
10,686
1,050 Argenx SE ADR
a
578,781
521 Artivion , Inc.
a
16,203
66,584 Avantor , Inc.
a
896,221
1,429 Azenta , Inc.
a
43,985
284 Becton, Dickinson and Company 48,919
1,118 Biogen, Inc.
a
140,410
886 Biohaven , Ltd.
a
12,501
15,870 BioMarin Pharmaceutical, Inc.
a
872,374
4,138 Bio- Techne Corporation 212,900
20,493 Boston Scientific Corporation
a
2,201,153
305 Bruker Corporation 12,566
5,911 Cabaletta Bio, Inc.
a
8,985
3,139 CareDx , Inc.
a
61,336
16,997 Caribou Biosciences, Inc.
a,b
21,416
8,361 Cencora , Inc. 2,507,046
4,912 Centene Corporation
a
266,623
6,935 Certara , Inc.
a
81,140
1,325 Charles River Laboratories
International, Inc.
a
201,042
462 Chemed Corporation 224,962
6,143 Cigna Group 2,030,753
39,275 Concentra Group Holdings Parent,
Inc. 807,887
6,489 Cooper Companies, Inc.
a
461,757
9,971 CorVel Corporation
a
1,024,819
28,552 Danaher Corporation 5,640,162
4,206 Denali Therapeutics, Inc.
a
58,842
8,583 Dentsply Sirona, Inc. 136,298
12,790 Dexcom , Inc.
a
1,116,439
1,263 Doximity , Inc.
a
77,472
2,730 Dyne Therapeutics, Inc.
a
25,990
928 Edwards Lifesciences Corporation
a
72,579
14,575 Elanco Animal Health, Inc.
a
208,131
12,011 Eli Lilly & Company 9,362,935
5,315 Enanta Pharmaceuticals, Inc.
a
40,181
19,434 Encompass Health Corporation 2,383,191
240 Ensign Group, Inc. 37,022
12,890 Exact Sciences Corporation
a
684,975
498 Exelixis , Inc.
a
21,949
2,300 Fate Therapeutics, Inc.
a
2,576
11,131 Fortrea Holdings, Inc.
a
54,987
17,755 Gilead Sciences, Inc. 1,968,497
17,644 Globus Medical, Inc.
a
1,041,349
5,510 GoodRx Holdings, Inc.
a
27,440
15,477 HealthEquity , Inc.
a
1,621,371
28 Hims & Hers Health, Inc.
a
1,396
57 Humana, Inc. 13,935
5,948 IDEXX Laboratories, Inc.
a
3,190,150
3,495 Illumina, Inc.
a
333,458
2,020 Incyte Corporation
a
137,562
530 Insmed , Inc.
a
53,339
6,200 Inspire Medical Systems, Inc.
a
804,574
1,590 Insulet Corporation
a
499,546
2,614 Integra LifeSciences Holdings
Corporation
a
32,074
3,984 Intellia Therapeutics, Inc.
a
37,370
13,459 Intuitive Surgical, Inc.
a
7,313,755
1,147 IQVIA Holding, Inc.
a
180,756
3,504 iTeos Therapeutics, Inc.
a
34,935
316 Jazz Pharmaceuticals, Inc.
a
33,534
32,981 Johnson & Johnson 5,037,848
Shares Common Stock  41.9% Value
Health Care  4.4% - continued
10,858 Labcorp Holdings, Inc. $ 2,850,334
603 Medpace Holdings, Inc.
a
189,258
23,967 Medtronic plc 2,089,203
48,907 Merck & Company, Inc. 3,871,478
8,887 Merit Medical Systems, Inc.
a
830,757
411 Mettler -Toledo International, Inc.
a
482,810
5,604 Moderna , Inc.
a
154,614
1,672 Myriad Genetics, Inc.
a
8,878
5,596 Natera , Inc.
a
945,388
968 Neurocrine Biosciences, Inc.
a
121,668
3,912 Nkarta , Inc.
a
6,494
4,490 Olema Pharmaceuticals, Inc.
a
19,127
426 Option Care Health, Inc.
a
13,837
7,083 Organon & Company 68,563
6,807 Penumbra, Inc.
a
1,746,880
1,111 Perrigo Company plc 29,686
782 Prestige Consumer Healthcare,
Inc.
a
62,443
13,013 Progyny , Inc.
a
286,286
2,395 Prothena Corporation plc
a
14,538
379 PTC Therapeutics, Inc.
a
18,510
2,441 QIAGEN NV 117,314
757 Quest Diagnostics, Inc. 135,980
10,322 Relay Therapeutics, Inc.
a
35,714
7,859 Repligen Corporation
a
977,502
174 ResMed , Inc. 44,892
39 Revvity , Inc. 3,772
3,317 Rocket Pharmaceuticals, Inc.
a
8,127
18,120 Royalty Pharma plc 652,864
23,111 RxSight , Inc.
a
300,443
47,430 Sanofi SA ADR 2,291,343
1,118 Scholar Rock Holding Corporation
a
39,600
58,923 scPharmaceuticals , Inc.
a
224,497
7,115 STERIS plc 1,709,165
27,595 Stevanato Group SPA 674,146
2,687 Stryker Corporation 1,063,058
691 Teleflex, Inc. 81,787
1,426 Tenet Healthcare Corporation
a
250,976
2,973 Thermo Fisher Scientific, Inc. 1,205,433
21,485 Twist Bioscience Corporation
a
790,433
214 United Therapeutics Corporation
a
61,493
11,184 UnitedHealth Group, Inc. 3,489,073
1,387 Vaxcyte , Inc.
a
45,091
436 Veeva Systems, Inc.
a
125,559
20,704 Vericel Corporation
a
880,955
3,687 Vertex Pharmaceuticals, Inc.
a
1,641,452
45,043 Viatris , Inc. 402,234
8,683 Viemed Healthcare, Inc.
a
60,000
2,266 Viking Therapeutics, Inc.
a,b
60,049
345 Waters Corporation
a
120,419
1,808 Waystar Holding Corporation
a
73,893
2,908 West Pharmaceutical Services,
Inc. 636,270
4,269 Xencor , Inc.
a
33,554
1,902 Xenon Pharmaceuticals, Inc.
a
59,533
4,380 Zentalis Pharmaceuticals, Inc.
a
5,081
23,198 Zimmer Biomet Holdings, Inc. 2,115,890
19,871 Zoetis, Inc. 3,098,882
Total 103,119,449
Industrials  4.8%
2,918 A.O. Smith Corporation 191,333
6,182 Advanced Drainage Systems, Inc. 710,064
4,481 AECOM 505,726
86 AGCO Corporation 8,872

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Industrials  4.8% - continued
611 Alaska Air Group, Inc.
a
$ 30,232
1,707 Allegheny Technologies, Inc.
a
147,382
1,278 Allegion plc 184,185
1,200 Allison Transmission Holdings, Inc. 113,988
40,401 Amentum Holdings, Inc.
a
953,868
11,070 AMETEK, Inc. 2,003,227
625 API Group Corporation
a
31,906
350 Applied Industrial Technologies,
Inc. 81,357
940 Arcosa , Inc. 81,507
88 Argan , Inc. 19,402
2,659 Armstrong World Industries, Inc. 431,928
4,792 Array Technologies, Inc.
a,b
28,273
18,288 Atmus Filtration Technologies, Inc. 666,049
5,356 Automatic Data Processing, Inc. 1,651,790
142 Axon Enterprise, Inc.
a
117,567
16,287 Badger Infrastructure Solutions,
Ltd. 569,073
8,402 Barrett Business Services, Inc. 350,279
4,702 Brady Corporation 319,595
19,825 BWX Technologies, Inc. 2,855,989
3,037 C.H. Robinson Worldwide, Inc. 291,400
8 CACI International, Inc.
a
3,814
7,080 Casella Waste Systems, Inc.
a
816,890
17,768 Caterpillar, Inc. 6,897,715
32,889 CECO Environmental Corporation
a
931,088
5,490 Clean Harbors, Inc.
a
1,269,178
183,962 CNH Industrial NV 2,384,148
149 CSW Industrials, Inc. 42,738
114,304 CSX Corporation 3,729,740
474 Cummins, Inc. 155,235
1,543 Curtiss-Wright Corporation 753,833
6,063 Dayforce , Inc.
a
335,830
56,442 Delta Air Lines, Inc. 2,775,818
4,431 DNOW, Inc.
a
65,712
812 Donaldson Company, Inc. 56,312
25 Dover Corporation 4,581
209 Dycom Industries, Inc.
a
51,077
2,045 EMCOR Group, Inc. 1,093,850
1,884 Energy Recovery, Inc.
a
24,078
25,852 Enerpac Tool Group Corporation 1,048,557
6,340 EnPro , Inc. 1,214,427
34,318 ExlService Holdings, Inc.
a
1,502,785
944 Expeditors International of
Washington, Inc. 107,852
141,655 Fastenal Company 5,949,510
11,916 Federal Signal Corporation 1,268,101
8,562 Ferguson Enterprises, Inc. 1,864,375
33,883 Flowserve Corporation 1,773,775
3,099 Fortive Corporation 161,551
1,401 Fortune Brands Innovations, Inc. 72,123
61,993 Gates Industrial Corporation plc
a
1,427,699
7,120 General Dynamics Corporation 2,076,619
6,859 General Electric Company 1,765,438
310 Gorman-Rupp Company 11,383
8,135 Graco , Inc. 699,366
9,617 Great Lakes Dredge & Dock
Corporation
a
117,231
7,465 Helios Technologies, Inc. 249,107
359 Herc Holdings, Inc. 47,277
28,747 Hexcel Corporation 1,623,918
12,850 Honeywell International, Inc. 2,992,508
13,544 Howmet Aerospace, Inc. 2,520,945
4,986 Hudson Technologies, Inc.
a
40,486
3,061 IDEX Corporation 537,420
Shares Common Stock  41.9% Value
Industrials  4.8% - continued
988 IES Holdings, Inc.
a
$ 292,675
11,004 Ingersoll Rand, Inc. 915,313
2,824 ITT Corporation 442,888
13,526 Jacobs Solutions, Inc. 1,777,993
10,107 JB Hunt Transport Services, Inc. 1,451,365
1,408 Johnson Controls International plc 148,713
2,080 Kirby Corporation
a
235,893
7,154 Knight-Swift Transportation
Holdings, Inc. 316,421
3,718 Korn Ferry 272,641
10,058 L3Harris Technologies, Inc. 2,522,949
1,694 Landstar System, Inc. 235,500
1,521 Legalzoom.com, Inc.
a
13,552
758 Leidos Holdings, Inc. 119,582
4,895 Limbach Holdings, Inc.
a
685,789
463 Lincoln Electric Holdings, Inc. 95,989
339 Lockheed Martin Corporation 157,004
3,705 Lyft, Inc.
a
58,391
1,247 ManpowerGroup , Inc. 50,379
1,874 Masco Corporation 120,611
74,492 Masterbrand, Inc.
a
814,198
553 Maximus, Inc. 38,821
1,683 McGrath RentCorp 195,161
230 Middleby Corporation
a
33,120
2,176 Miller Industries, Inc. 96,745
6,013 Moog, Inc. 1,088,173
27,179 Mueller Water Products, Inc. 653,383
1,631 NEXTracker , Inc.
a
88,677
51 Nordson Corporation 10,933
19,909 nVent Electric plc 1,458,334
6,576 Old Dominion Freight Line, Inc. 1,067,285
294 Oshkosh Corporation 33,381
6,986 Otis Worldwide Corporation 691,754
303 PACCAR, Inc. 28,803
9,281 Parker-Hannifin Corporation 6,482,500
142 Paylocity Holding Corporation
a
25,729
6,963 Pentair plc 714,822
492 Pitney Bowes, Inc. 5,368
551 Quanta Services, Inc. 208,322
5,148 QXO, Inc.
a,b
110,888
3,060 RBC Bearings, Inc.
a
1,177,488
279 Regal Rexnord Corporation 40,444
2,624 Republic Services, Inc. 647,105
4,555 Rockwell Automation, Inc. 1,513,034
10,761 Schneider National, Inc. 259,878
13,542 Shoals Technologies Group, Inc.
a
57,553
96 SkyWest, Inc.
a
9,885
2,933 Southwest Airlines Company 95,147
439 SPX Technologies, Inc.
a
73,612
1,112 SS&C Technologies Holdings, Inc. 92,074
3,068 Stanley Black & Decker, Inc. 207,857
3,315 Sterling Construction Company,
Inc.
a
764,870
3,428 Timken Company 248,701
6,124 Trane Technologies plc 2,678,699
98 TransDigm Group, Inc. 149,023
11,392 TransUnion 1,002,496
4,312 Trex Company, Inc.
a
234,487
1,956 Trinity Industries, Inc. 52,832
70,127 Uber Technologies, Inc.
a
6,542,849
2,439 UFP Industries, Inc. 242,339
843 UL Solutions, Inc. 61,421
642 UniFirst Corporation/MA 120,837
803 Union Pacific Corporation 184,754
2,591 United Airlines Holdings, Inc.
a
206,321

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Industrials  4.8% - continued
18,484 United Parcel Service, Inc. $ 1,865,775
212 United Rentals, Inc. 159,721
370 Veralto Corporation 37,351
6,294 Verisk Analytics, Inc. 1,960,581
3,015 Verra Mobility Corporation
a
76,551
976 Wabtec Corporation 204,326
6,590 Waste Connections, Inc. 1,230,485
1,388 Waste Management, Inc. 317,602
1,928 Watsco , Inc. 851,443
26,997 WNS Holdings, Ltd.
a
1,707,290
1,250 Xylem, Inc. 161,700
1,876 Zurn Elkay Water Solutions
Corporation 68,605
Total 111,874,263
Information Technology  11.9%
775 Adobe, Inc.
a
299,832
11,115 Agilysys , Inc.
a
1,274,224
1,240 Ambarella , Inc.
a
81,921
42,279 Amphenol Corporation 4,175,051
1,985 Analog Devices, Inc. 472,470
154,813 Apple, Inc. 31,762,983
25,663 Applied Materials, Inc. 4,698,125
29,764 Arista Networks, Inc.
a
3,045,155
527 Astera Labs, Inc.
a
47,651
323 Atlassian Corporation
a
65,598
7,205 Autodesk, Inc.
a
2,230,452
291 BILL Holdings, Inc.
a
13,462
12,856 BlackLine , Inc.
a
727,907
69,599 Broadcom, Inc. 19,184,964
1,418 C3.ai, Inc.
a
34,840
18,689 CDW Corporation 3,337,668
575 Ciena Corporation
a
46,765
69,586 Cisco Systems, Inc. 4,827,877
326 Clearfield, Inc.
a
14,152
3,057 Clearwater Analytics Holdings,
Inc.
a
67,040
1,733 Cognex Corporation 54,971
1,417 Cognizant Technology Solutions
Corporation 110,568
725 Coherent Corporation
a
64,677
1,126 CommVault Systems, Inc.
a
196,296
394 Consensus Cloud Solutions, Inc.
a
9,086
2,037 Corning, Inc. 107,126
5,810 Crane NXT Company 313,159
2,305 Credo Technology Group Holding,
Ltd.
a
213,420
2,625 CrowdStrike Holdings, Inc.
a
1,336,939
5,674 CyberArk Software, Ltd.
a
2,308,637
778 Datadog , Inc.
a
104,509
7,896 Descartes Systems Group, Inc.
a
802,589
2,564 DocuSign, Inc.
a
199,710
3,340 Dolby Laboratories, Inc. 248,028
21,313 Dynatrace Holdings, LLC
a
1,176,691
1,026 Elastic NV
a
86,523
2,898 Enphase Energy, Inc.
a
114,906
363 Entegris , Inc. 29,276
1,244 Expensify, Inc.
a
3,222
1,127 F5, Inc.
a
331,699
3,496 Fabrinet
a
1,030,201
533 Fair Isaac Corporation
a
974,303
376 First Solar, Inc.
a
62,243
4,459 Flex, Ltd.
a
222,593
50,415 Fortinet, Inc.
a
5,329,874
12,066 Freshworks , Inc.
a
179,904
Shares Common Stock  41.9% Value
Information Technology  11.9% - continued
2,419 Gartner, Inc.
a
$ 977,808
2,725 Gen Digital, Inc. 80,115
39,626 Gitlab , Inc.
a
1,787,529
11,186 Guidewire Software, Inc.
a
2,633,744
2,212 HubSpot , Inc.
a
1,231,265
22,494 I3 Verticals, Inc.
a
618,135
4,454 Impinj , Inc.
a
494,706
166 Intapp , Inc.
a
8,569
26,126 International Business Machines
Corporation 7,701,422
670 Intuit, Inc. 527,712
630 IPG Photonics Corporation
a
43,249
611 Itron , Inc.
a
80,426
51,274 JFrog , Ltd.
a
2,249,903
3,985 Keysight Technologies, Inc.
a
652,982
368 KLA Corporation 329,632
917 Lam Research Corporation 89,261
14,392 Lattice Semiconductor
Corporation
a
705,064
1,154 Littelfuse , Inc. 261,646
221 MACOM Technology Solutions
Holdings, Inc.
a
31,667
9,034 Marvell Technology, Inc. 699,232
1,756 Microchip Technology, Inc. 123,570
14,020 Micron Technology, Inc. 1,727,965
111,722 Microsoft Corporation 55,571,640
456 Mirion Technologies, Inc.
a
9,818
394 MKS, Inc. 39,148
223 Monday.com, Ltd.
a
70,129
42 Monolithic Power Systems, Inc. 30,718
3,845 Motorola Solutions, Inc. 1,616,669
3,727 NetApp, Inc. 397,112
2,764 Nokia Oyj ADR 14,317
730 Nutanix , Inc.
a
55,801
343,568 NVIDIA Corporation 54,280,308
996 Okta , Inc.
a
99,570
3,514 ON Semiconductor Corporation
a
184,169
7,957 Onto Innovation, Inc.
a
803,100
9,201 Oracle Corporation 2,011,615
52,749 Palantir Technologies, Inc.
a
7,190,744
27,393 Pegasystems , Inc. 1,482,783
1,287 Plexus Corporation
a
174,144
313 Procore Technologies, Inc.
a
21,415
7,162 PTC, Inc.
a
1,234,299
1,886 Q2 Holdings, Inc.
a
176,511
3,034 Qorvo , Inc.
a
257,617
23,541 Qualcomm, Inc. 3,749,140
1,032 Ralliant Corporation
a
50,042
6,213 Salesforce, Inc. 1,694,223
64,305 Samsung Electronics Company,
Ltd. 2,843,671
13,190 SAP SE ADR 4,011,079
9,725 ServiceNow , Inc.
a
9,998,078
3,444 Silicon Laboratories, Inc.
a
507,508
2,430 Skyworks Solutions, Inc. 181,084
11,738 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,658,540
22,125 TD SYNNEX Corporation 3,002,362
1,351 TE Connectivity plc 227,873
839 Teledyne Technologies, Inc.
a
429,828
1,685 Tenable Holdings, Inc.
a
56,919
1,683 Teradyne, Inc. 151,335
30,235 Trimble, Inc.
a
2,297,255
29,994 TTM Technologies, Inc.
a
1,224,355

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Information Technology  11.9% - continued
139 Twilio , Inc.
a
$ 17,286
2,479 Tyler Technologies, Inc.
a
1,469,650
462 Unity Software, Inc.
a
11,180
954 Varonis Systems, Inc.
a
48,415
4,188 VeriSign, Inc. 1,209,494
583 Vontier Corporation 21,513
32,412 Weave Communications, Inc.
a
269,668
439 Zebra Technologies Corporation
a
135,370
551 Zoom Communications, Inc.
a
42,967
Total 277,105,351
Materials  1.2%
3,288 Albemarle Corporation
b
206,059
4,624 Alcoa Corporation 136,454
42,662 Amcor plc 392,064
1,316 AptarGroup, Inc. 205,862
3,450 Aspen Aerogels, Inc.
a
20,424
549 Avery Dennison Corporation 96,333
4,183 Avient Corporation 135,153
10,567 Axalta Coating Systems, Ltd.
a
313,734
733 Balchem Corporation 116,694
3,175 Ball Corporation 178,086
32,515 CF Industries Holdings, Inc. 2,991,380
6,930 Chemours Company 79,349
10,291 Coeur Mining, Inc.
a
91,178
31,889 Constellium SE
a
424,124
27,753 Corteva , Inc. 2,068,431
9,698 Crown Holdings, Inc. 998,700
1,592 Dow, Inc. 42,156
26,807 DuPont de Nemours, Inc. 1,838,692
147 Eagle Materials, Inc. 29,710
13,765 Eastman Chemical Company 1,027,695
8,745 Ecolab, Inc. 2,356,253
14,443 Element Solutions, Inc. 327,134
2,688 FMC Corporation 112,224
2,807 Freeport-McMoRan, Inc. 121,683
4,715 Greif, Inc. 306,428
24,048 Hecla Mining Company 144,048
6,807 Huntsman Corporation 70,929
7,149 Ingevity Corporation
a
308,050
1,077 Innospec , Inc. 90,565
3,580 International Flavors & Fragrances,
Inc. 263,309
19,117 Ivanhoe Mines, Ltd.
a
143,614
1,627 Kaiser Aluminum Corporation 129,997
1,246 Koppers Holdings, Inc. 40,059
3,808 Linde plc 1,786,637
977 LyondellBasell Industries NV 56,529
3,017 Magnera Corporation
a
36,445
1,853 Martin Marietta Materials, Inc. 1,017,223
1,176 Minerals Technologies, Inc. 64,762
8,484 Mosaic Company 309,496
847 MP Materials Corporation
a
28,180
46 NewMarket Corporation 31,780
21,995 Nucor Corporation 2,849,232
2,342 O-I Glass, Inc.
a
34,521
25,245 Olin Corporation 507,172
3,570 Packaging Corporation of America 672,767
1,972 PPG Industries, Inc. 224,315
140 Reliance, Inc. 43,946
2,182 Royal Gold, Inc. 388,047
6,011 RPM International, Inc. 660,248
1,342 Scotts Miracle- Gro Company 88,518
2,505 Sealed Air Corporation 77,730
2,459 Sensient Technologies Corporation 242,261
Shares Common Stock  41.9% Value
Materials  1.2% - continued
3,255 Sonoco Products Company $ 141,788
2,415 Steel Dynamics, Inc. 309,144
697 Stepan Company 38,042
7,201 Trinseo plc
b
22,467
17,124 Tronox Holdings plc 86,819
3,024 Vulcan Materials Company 788,720
4,223 West Fraser Timber Company, Ltd. 309,546
Total 26,622,906
Real Estate  1.1%
1,349 Agree Realty Corporation 98,558
2,968 Alexandria Real Estate Equities,
Inc. 215,566
568 Alpine Income Property Trust, Inc. 8,355
6,107 Anywhere Real Estate, Inc.
a
22,107
4,180 AvalonBay Communities, Inc. 850,630
10,172 Brixmor Property Group, Inc. 264,879
23,192 Broadstone Net Lease, Inc. 372,232
2,505 CareTrust REIT, Inc. 76,653
751 CBL & Associates Properties, Inc. 19,068
20,574 CBRE Group, Inc.
a
2,882,829
5,733 Chatham Lodging Trust 39,959
5,049 Colliers International Group, Inc. 659,096
9,200 Compass, Inc.
a
57,776
17,988 CoStar Group, Inc.
a
1,446,235
4,704 Cousins Properties, Inc. 141,261
24,314 Crown Castle, Inc. 2,497,777
6,398 Curbline Properties Corporation 146,066
24,024 Cushman and Wakefield plc
a
265,946
11,386 Douglas Elliman , Inc.
a
26,416
10,975 Easterly Government Properties,
Inc. 243,645
5,421 EPR Properties 315,827
59,667 Essential Properties Realty Trust,
Inc. 1,903,974
732 Essex Property Trust, Inc. 207,449
519 Extra Space Storage, Inc. 76,521
690 Federal Realty Investment Trust 65,543
8,432 First Industrial Realty Trust, Inc. 405,832
1,861 Getty Realty Corporation 51,438
1,089 Global Net Lease, Inc. 8,222
107,203 Healthcare Realty Trust, Inc. 1,700,240
13,867 Host Hotels & Resorts, Inc. 212,997
393 Howard Hughes Holdings, Inc.
a
26,528
9,535 Independence Realty Trust, Inc. 168,674
19,066 Industrial Logistics Properties Trust 86,750
8,788 Innovative Industrial Properties,
Inc. 485,273
10,469 InvenTrust Properties Corporation 286,851
410 Iron Mountain, Inc. 42,054
139 Jones Lang LaSalle, Inc.
a
35,553
2,383 Kimco Realty Corporation 50,091
124 Lamar Advertising Company 15,049
27,626 Millrose Properties, Inc. 787,617
27,592 National Storage Affiliates Trust 882,668
9,923 NetSTREIT Corporation 167,996
34,734 Outfront Media, Inc. 566,859
48,662 Park Hotels & Resorts, Inc. 497,812
3,142 Peakstone Realty Trust 41,506
15,438 Pebblebrook Hotel Trust 154,226
904 RE/MAX Holdings, Inc.
a
7,395
1,658 Rexford Industrial Realty, Inc. 58,975
12,329 RLJ Lodging Trust 89,755
1,104 RMR Group, Inc. 18,050
728 Ryman Hospitality Properties 71,832

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  41.9% Value
Real Estate  1.1% - continued
51,259 Sabra Health Care REIT, Inc. $ 945,216
1,632 Safehold , Inc. 25,394
734 SBA Communications Corporation 172,373
4,911 Sila Realty Trust, Inc. 116,243
928 Simon Property Group, Inc. 149,185
12,617 STAG Industrial, Inc. 457,745
29,653 Summit Hotel Properties, Inc. 150,934
36,710 Tanger , Inc. 1,122,592
12,548 Terreno Realty Corporation 703,566
162,516 Uniti Group, Inc.
a
702,069
277 Universal Health Realty Income
Trust 11,072
5,327 Zillow Group, Inc., Class A
a
364,846
7,036 Zillow Group, Inc., Class C
a
492,872
Total 25,238,718
Utilities  1.1%
96,236 AES Corporation 1,012,403
1,584 Alliant Energy Corporation 95,785
2,641 American States Water Company 202,459
5,009 American Water Works Company,
Inc. 696,802
512 Artesian Resources Corporation 17,183
233 Avista Corporation 8,842
4,836 Black Hills Corporation 271,300
8,652 Brookfield Infrastructure
Corporation 359,923
178 Brookfield Renewable Corporation 5,835
1,348 California Water Service Group 61,307
3,016 CenterPoint Energy, Inc. 110,808
10,593 Clearway Energy, Inc., Class A 320,544
15,004 Clearway Energy, Inc., Class C 480,128
9,570 Constellation Energy Corporation 3,088,813
28,817 Duke Energy Corporation 3,400,406
20,270 Edison International 1,045,932
46,394 Entergy Corporation 3,856,269
6,834 Essential Utilities, Inc. 253,815
3,836 Eversource Energy 244,046
1,731 Exelon Corporation 75,160
15,719 Hawaiian Electric Industries, Inc.
a
167,093
931 Middlesex Water Company 50,442
2,659 NiSource, Inc. 107,264
2,343 Northwestern Energy Group, Inc. 120,196
443 Otter Tail Corporation 34,151
50,505 PG&E Corporation 704,040
84 Pinnacle West Capital Corporation 7,515
20,791 Portland General Electric
Company 844,738
27,087 Public Service Enterprise Group,
Inc. 2,280,184
3,153 Spire, Inc. 230,137
64,877 UGI Corporation 2,362,820
18,926 Vistra Energy Corporation 3,668,048
18,999 XPLR Infrastructure, LP 155,792
Total 26,340,180
Total Common Stock
(cost $658,458,130) 978,625,990
Shares
Registered Investment
Companies   35.3% Value
U.S. Affiliated   34.7%
5,244,250 Thrivent Core Emerging Markets
Equity Fund 55,484,162
Shares
Registered Investment
Companies  35.3% Value
U.S. Affiliated   34.7%  - continued
5,373,009 Thrivent Core International Equity
Fund $ 65,980,547
148,220 Thrivent Core Low Volatility Equity
Fund 1,787,530
3,763,685 Thrivent Core Mid Cap Value Fund 40,346,707
1,437,001 Thrivent Core Small Cap Value
Fund 14,786,741
6,818,695 Thrivent Global Stock Portfolio 100,505,517
16,337,522 Thrivent International Equity
Portfolio 182,372,487
940,253 Thrivent International Index
Portfolio 14,789,799
5,850,447 Thrivent Large Cap Value Portfolio 128,227,761
6,535,728 Thrivent Mid Cap Stock Portfolio 125,445,460
4,701,556 Thrivent Small Cap Stock Portfolio 81,880,888
Total 811,607,599
U.S. Unaffiliated   0.6%
4,177 Invesco QQQ Trust Series 1 2,304,200
1,655 iShares Russell 2000 Index Fund 357,132
14,070 SPDR S&P 500 ETF Trust 8,693,150
11,420 SPDR S&P Biotech ETF 947,061
3,693 SPDR S&P Software & Services
ETF 701,005
3,502 VanEck Semiconductor ETF 976,638
Total 13,979,186
Total Registered Investment
Companies (cost $690,124,395) 825,586,785
Principal
Amount Long-Term Fixed Income 4.3% Value
Commercial Mortgage-Backed
Securities  <0.1%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
180,851
Total 180,851
Mortgage-Backed Securities  2.4%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
458,146 2.000%,  5/1/2051 368,225
899,340 2.500%,  5/1/2051 752,317
443,088 3.500%,  5/1/2052 402,414
417,342 4.000%,  5/1/2052 391,323
132,527 5.000%,  7/1/2053 130,830
908,553 5.500%,  7/1/2053 915,204
760,317 5.000%,  8/1/2053 752,273
1,714,090 5.500%,  9/1/2053 1,733,603
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
150,263 2.500%,  7/1/2030 145,247
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,650,000 5.000%,  7/1/2040
d
1,661,853

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  4.3% Value
Mortgage-Backed Securities  2.4% - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 507,998 3.000%,  8/1/2038 $ 481,342
455,983 3.500%,  5/1/2040 436,352
437,648 2.500%,  4/1/2042 389,893
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
867,883 3.000%,  1/1/2052 757,841
91,626 2.000%,  2/1/2051 73,642
137,714 2.000%,  2/1/2051 110,684
668,484 2.500%,  2/1/2051 561,959
489,756 2.500%,  2/1/2051 406,383
1,517,844 5.500%,  2/1/2055 1,529,156
1,212,530 2.000%,  3/1/2051 964,839
1,491,768 4.000%,  3/1/2051 1,409,324
259,679 2.000%,  3/1/2052 208,211
950,234 3.000%,  3/1/2052 824,509
580,786 3.000%,  4/1/2051 506,021
575,734 3.000%,  5/1/2050 499,994
189,980 2.000%,  5/1/2051 151,950
434,527 3.000%,  5/1/2051 385,306
1,180,130 2.000%,  6/1/2050 943,466
357,621 3.000%,  6/1/2050 318,546
368,542 4.000%,  6/1/2052 343,681
115,112 5.000%,  6/1/2053 113,873
696,549 2.500%,  7/1/2051 586,867
299,275 3.500%,  7/1/2051 272,661
1,074,424 4.000%,  7/1/2052 1,001,949
3,375,000 2.500%,  7/1/2055
d
2,797,776
315,594 3.500%,  8/1/2050 288,534
424,882 3.500%,  8/1/2052 383,880
3,038,190 4.500%,  8/1/2052 2,914,446
1,013,379 5.000%,  8/1/2053 1,002,470
959,524 6.000%,  8/1/2054 993,988
128,762 3.500%,  9/1/2052 117,082
157,669 3.500%,  9/1/2052 143,351
780,076 5.000%,  9/1/2052 771,847
828,548 4.500%,  9/1/2053 798,462
2,326,790 4.500%,  9/1/2053 2,233,649
679,084 4.000%,  10/1/2052 635,479
185,876 2.000%,  11/1/2051 149,390
151,152 3.500%,  11/1/2052 137,872
755,112 2.000%,  12/1/2050 603,624
782,052 2.500%,  12/1/2051 655,877
369,607 4.500%,  12/1/2052 356,062
3,867,907 5.000%,  7/1/2041
d
3,790,163
5,000,000 6.000%,  7/1/2041
d
5,080,614
3,600,000 5.500%,  7/1/2042
d
3,599,176
2,890,000 4.500%,  7/1/2048
d
2,764,058
4,075,000 3.000%,  7/1/2049
d
3,525,448
625,000 3.500%,  7/1/2049
d
562,628
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
485,789 2.500%,  3/1/2062 385,621
155,845 3.500%,  7/1/2061 137,844
342,182 4.000%,  12/1/2061 315,959
Total 55,677,038
U.S. Government & Agencies  1.9%
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 990,452
Principal
Amount Long-Term Fixed Income  4.3% Value
U.S. Government & Agencies  1.9% - continued
$ 2,950,000 4.000%,  11/15/2052 $ 2,579,982
170,000 5.250%,  11/15/2028 178,115
3,030,000 1.375%,  11/15/2040 1,930,323
120,000 3.000%,  5/15/2042 95,822
2,413,000 2.500%,  5/15/2046 1,666,572
U.S. Treasury Notes
640,000 2.625%,  1/31/2026 634,100
3,330,000 2.500%,  2/28/2026 3,293,318
5,800,000 4.625%,  2/28/2026 5,816,143
2,600,000 4.500%,  3/31/2026 2,607,109
2,000,000 4.375%,  7/31/2026 2,007,969
2,200,000 3.875%,  5/31/2027 2,205,156
920,000 2.250%,  11/15/2027 889,633
300,000 0.750%,  1/31/2028 278,332
900,000 3.500%,  1/31/2028 895,430
1,700,000 3.625%,  3/31/2028 1,697,078
5,000,000 2.875%,  5/15/2028 4,888,476
5,200,000 4.375%,  8/31/2028 5,302,578
2,600,000 4.125%,  3/31/2029 2,635,141
125,000 0.875%,  11/15/2030 107,222
90,000 1.375%,  11/15/2031 77,003
2,500,000 2.875%,  5/15/2032 2,332,617
2,500,000 3.375%,  5/15/2033 2,383,105
Total 45,491,676
Total Long-Term Fixed Income
(cost $104,368,599) 101,349,565
Shares Private Equity Funds 2.0% Value
Secondary  2.0%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*, a,e
8,362,147
1 ASF IX, LP
*, a,e
5,077,498
1 ASF VIII Sidecar (Cayman), LP
*, a,e
2,083,747
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*, a,e
3,956,883
1 LCP X (Offshore), LP
*, a,e
16,178,349
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*, a,e
11,370,144
Total 47,028,768
Total Private Equity Funds
(cost $37,712,787) 47,028,768
Shares
Collateral Held for Securities
Loaned <0.1% Value
588,070 Thrivent Cash Management Trust 588,070
Total Collateral Held for
Securities Loaned
(cost $588,070) 588,070

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 17.3% Value
Federal Home Loan Bank Discount
Notes
100,000 4.210%, 7/10/2025
f,g
$ 99,884
2,100,000 4.205%, 7/11/2025
f,g
2,097,324
100,000 4.195%, 7/15/2025
f,g
99,826
100,000 4.215%, 7/16/2025
f,g
99,815
3,400,000 4.200%, 7/28/2025
f,g
3,388,973
100,000 4.210%, 7/30/2025
f,g
99,652
3,000,000 4.222%, 8/1/2025
f,g
2,988,747
100,000 4.225%, 8/15/2025
f,g
99,461
100,000 4.225%, 9/12/2025
f,g
99,137
2,600,000 4.207%, 9/16/2025
f,g
2,576,340
3,600,000 4.200%, 9/26/2025
f,g
3,563,040
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.150%, 7/28/2025
f,g
99,676
5,500,000 4.205%, 9/5/2025
f,g
5,457,008
400,000 4.185%, 9/8/2025
f,g
396,733
3,500,000 4.180%, 9/22/2025
f,g
3,465,700
Federal National Mortgage
Association Discount Notes
300,000 4.140%, 7/10/2025
f,g
299,653
300,000 4.160%, 7/14/2025
f,g
299,514
400,000 4.145%, 7/21/2025
f,g
399,027
4,500,000 4.200%, 8/8/2025
f,g
4,479,427
400,000 4.195%, 8/15/2025
f,g
397,843
9,500,000 4.200%, 8/22/2025
f,g
9,440,979
2,800,000 4.185%, 9/19/2025
f,g
2,773,540
State Street Institutional U.S.
Government Money Market
Fund
227,339,329 4.268%
f
227,339,329
Thrivent Core Short-Term Reserve
Fund
13,291,711 4.600% 132,917,112
U.S. Treasury Bills
200,000 4.213%, 7/10/2025
f
199,790
300,000 4.271%, 8/7/2025
f,h
298,689
Total Short-Term Investments
(cost $403,400,076) 403,476,219
Total Investments (cost
$1,894,652,057) 100.8% $2,356,655,397
Other Assets and Liabilities, Net
(0.8%) (18,052,723)
Total Net Assets 100.0% $2,338,602,674
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
h All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of June 30, 2025 was
$47,028,768 or 2.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 6,586,093
ASF IX, LP  3/18/2024 4,147,503
ASF VIII Sidecar (Cayman), LP  6/28/2024 1,690,195
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 2,960,000
LCP X (Offshore), LP  10/25/2023 12,424,955
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 9,904,041
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 566,370
Total lending $566,370
Gross amount payable upon return of
collateral for securities loaned $588,070
Net amounts due to counterparty $21,700

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 493,951,496
Gross unrealized depreciation (32,836,061)
Net unrealized appreciation (depreciation) $ 461,115,435
Cost for federal income tax purposes $ 1,903,484,355

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 91,578,806 91,578,806 – –
Consumer Discretionary 117,373,243 117,373,243 – –
Consumer Staples 27,882,434 27,882,434 – –
Energy 31,077,652 31,077,652 – –
Financials 140,412,988 140,412,988 – –
Health Care 103,119,449 103,119,449 – –
Industrials 111,874,263 111,305,190 569,073 –
Information Technology 277,105,351 274,261,680 2,843,671 –
Materials 26,622,906 26,479,292 143,614 –
Real Estate 25,238,718 25,238,718 – –
Utilities 26,340,180 26,340,180 – –
Registered Investment Companies
U.S. Affiliated 633,221,912 633,221,912 – –
U.S. Unaffiliated 13,979,186 13,979,186 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 180,851 – 180,851 –
Mortgage-Backed Securities 55,677,038 – 55,677,038 –
U.S. Government & Agencies 45,491,676 – 45,491,676 –
Private Equity Funds
Secondary 47,028,768 – – 47,028,768
Short-Term Investments 270,559,107 227,339,329 43,219,778 –
Subtotal Investments in Securities $2,044,764,528 $1,849,610,059 $148,125,701 $47,028,768
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 178,385,687
Affiliated Short-Term Investments 132,917,112
Collateral Held for Securities Loaned 588,070
Subtotal Other Investments $311,890,869
Total Investments at Value $2,356,655,397
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,638,495 13,638,495 – –
Total Asset Derivatives $13,638,495 $13,638,495 $– $–
Liability Derivatives
Futures Contracts 5,320,385 5,167,797 152,588 –
Total Return Swaps 373,717 – 373,717 –
Total Liability Derivatives $5,694,102 $5,167,797 $526,305 $–

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Aggressive
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
6/30/2025
Private Equity Funds
 Secondary $35,512,014 $-  $3,600,964 $7,915,790 $-  $- $-  $47,028,768
Total  $35,512,014 $-   $3,600,964 $7,915,790 $-  $- $- $47,028,768
 Investments in Securities
Ending Value
6/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary $47,028,768
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total  $47,028,768

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$42,721,299 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 40 September 2025 $ 4,395,111 $ 89,889
CBOT 2-Yr. U.S. Treasury Note 5 September 2025 1,035,990 4,128
CBOT 5-Yr. U.S. Treasury Note 60 September 2025 6,459,063 80,936
CBOT U.S. Long Bond 3 September 2025 332,587 13,820
CME E-mini Russell 2000 Index 7 September 2025 754,198 12,897
CME E-mini S&P 500 Index 1,921 September 2025 587,312,142 13,360,546
CME E-mini S&P Mid-Cap 400 Index 2 September 2025 615,824 9,276
CME Ultra Long Term U.S. Treasury Bond 5 September 2025 568,061 27,563
Ultra 10-Yr. U.S. Treasury Note 12 September 2025 1,331,748 39,440
Total Futures Long Contracts $ 602,804,724 $ 13,638,495
CME E-mini Russell 2000 Index (5) September 2025 ( $ 539,480) ( $ 8,445)
CME E-mini S&P Mid-Cap 400 Index (325) September 2025 (98,551,119) (3,027,631)
CME Euro Foreign Exchange Currency (112) September 2025 (16,094,521) (475,879)
Eurex Euro STOXX 50 Index (399) September 2025 (24,889,194) (152,588)
ICE mini MSCI EAFE Index (423) September 2025 (56,007,138) (710,817)
ICE US mini MSCI Emerging Markets Index (502) September 2025 (30,015,825) (945,025)
Total Futures Short Contracts ( $ 226,097,277) ($5,320,385)
Total Futures Contracts $ 376,707,447 $8,318,110
The following table presents Aggressive Allocation Portfolio's total return swap contracts held as of June 30, 2025. Investments totaling
$262,847 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 7,298,129 ( $ 373,717) $ – ( $ 373,717)
Total Return Swaps ( $ 373,717) $ – ($373,717)
# Payment made on Termination Date

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,382,719
Total Equity Contracts 13,382,719
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 255,776
Total Interest Rate Contracts 255,776
Total Asset Derivatives $13,638,495
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 475,879
Total Foreign Exchange Contracts 475,879
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,844,506
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 373,717
Total Equity Contracts 5,218,223
Total Liability Derivatives $5,694,102
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,354,376
Total Equity Contracts
2,354,376
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (1,930,404)
Total Foreign Exchange Contracts (1,930,404)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 54,747
Total Interest Rate Contracts
54,747
Total $478,719

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (847,077)
Total Foreign Exchange Contracts (847,077)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 13,256,968
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 164,298
Total Equity Contracts 13,421,266
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 294,536
Total Interest Rate Contracts 294,536
Total $12,868,725
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $476,074,218
Futures - Short (231,867,632)
Total Return Swaps - Short (467,168)
Interest Rate Contracts
Futures - Long 15,440,072
Futures - Short (25,777)
Foreign Exchange Contracts
Futures - Short (22,701,435)

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

00
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $48,667 $– $– $55,484 5,244 2.4%
Core International Equity 54,922 – 10 65,981 5,373 2.8
Core Low Volatility Equity 1,650 – – 1,788 148 0.1
Core Mid Cap Value 56,613 – 16,000 40,347 3,764 1.7
Core Small Cap Value 26,888 – 11,000 14,787 1,437 0.6
Global Stock 91,511 10,449 – 100,506 6,819 4.3
International Equity 153,089 3,981 – 182,372 16,338 7.8
International Index 12,296 322 – 14,790 940 0.6
Large Cap Value 119,700 17,356 – 128,228 5,850 5.5
Mid Cap Stock 138,467 15,632 15,010 125,445 6,536 5.4
Small Cap Stock 86,406 5,222 0 81,881 4,702 3.5
Total U.S. Affiliated Registered Investment
Companies 790,209 811,609 34.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 267,164 68,457 202,704 132,917 13,292 5.7
Total Affiliated Short-Term Investments 267,164 132,917 5.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,135 123,002 123,549 588 588 <0.1
Total Collateral Held for Securities Loaned 1,135 588 <0.1
Total Value $1,058,508 $945,114
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $6,817 $ – $–
Core International Equity (0) 11,069 – –
Core Low Volatility Equity – 138 – –
Core Mid Cap Value Fund 801 (1,067) – –
Core Small Cap Value Fund 164 (1,265) – –
Global Stock – (1,454) 8,679 1,769
International Equity – 25,302 – 3,981
International Index – 2,172 – 322
Large Cap Value – (8,828) 15,341 2,014
Mid Cap Stock (2,138) (11,506) 14,531 1,101
Small Cap Stock (0) (9,747) 4,728 495
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% – – – 3,478
Total Income/Non Cash Income from Affiliated
Investments $13,160
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value ($1,173) $11,631 $ 43,279

All Cap Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.3% Value
Communications Services  8.2%
14,609 Alphabet, Inc., Class A $ 2,574,544
16,414 Alphabet, Inc., Class C 2,911,680
40,255 AT&T, Inc. 1,164,980
11,653 Comcast Corporation 415,896
7,087 Meta Platforms, Inc. 5,230,844
1,553 Netflix, Inc.
a
2,079,669
692 New York Times Company 38,738
2,920 News Corporation, Class A 86,782
2,363 T-Mobile US, Inc. 563,008
13,935 Verizon Communications, Inc. 602,967
7,266 Walt Disney Company 901,057
Total 16,570,165
Consumer Discretionary  8.4%
37,882 Amazon.com, Inc.
a
8,310,932
70 AutoZone, Inc.
a
259,856
100 Booking Holdings, Inc. 578,924
5,664 Hilton Worldwide Holdings, Inc. 1,508,550
777 Home Depot, Inc. 284,879
1,573 McDonald's Corporation 459,584
25,695 O'Reilly Automotive, Inc.
a
2,315,890
519 Ross Stores, Inc. 66,214
9,812 Tesla, Inc.
a
3,116,880
Total 16,901,709
Consumer Staples  2.6%
7,446 Colgate-Palmolive Company 676,841
519 Costco Wholesale Corporation 513,779
2,226 Keurig Dr Pepper, Inc. 73,592
3,653 Monster Beverage Corporation
a
228,824
5,417 Philip Morris International, Inc. 986,598
14,375 Procter & Gamble Company 2,290,225
4,970 Walmart, Inc. 485,967
Total 5,255,826
Energy  2.2%
12,345 Antero Midstream Corporation 233,938
5,158 Archrock, Inc. 128,073
19,012 Baker Hughes Company 728,920
2,774 Cheniere Energy, Inc. 675,524
6,319 EOG Resources, Inc. 755,816
6,191 Exxon Mobil Corporation 667,390
13,349 Kinder Morgan, Inc. 392,461
1,368 TechnipFMC plc 47,114
13,313 Williams Companies, Inc. 836,189
Total 4,465,425
Financials  14.7%
6,302 Amalgamated Financial
Corporation 196,622
642 American Express Company 204,785
4,740 Associated Banc-Corp 115,609
19,037 Bank of America Corporation 900,831
594 Bank of Marin Bancorp 13,567
1,844 BankUnited, Inc. 65,628
4,430 Berkshire Hathaway, Inc.
a
2,151,961
3,298 Berkshire Hills Bancorp, Inc. 82,582
421 BlackRock, Inc. 441,734
885 Byline Bancorp, Inc. 23,656
4,067 Cboe Global Markets, Inc. 948,465
972 Central Pacific Financial
Corporation 27,245
20,756 Charles Schwab Corporation 1,893,777
Shares Common Stock  99.3% Value
Financials  14.7% - continued
4,239 Citigroup, Inc. $ 360,824
1,431 CME Group, Inc. 394,412
2,670 Community Trust Bancorp, Inc. 141,296
100 Enact Holdings, Inc. 3,715
875 FactSet Research Systems, Inc. 391,370
294 Financial Institutions, Inc. 7,550
4,700 First Bancorp/Puerto Rico 97,901
388 First Financial Corporation 21,026
825 First Mid-Illinois Bancshares, Inc. 30,929
4,232 Fiserv, Inc.
a
729,639
11,347 Fulton Financial Corporation 204,700
2,394 Great Southern Bancorp, Inc. 140,719
2,538 Hometrust Bancshares, Inc. 94,947
1,318 Independent Bank Corporation/MI 42,716
14,594 Intercontinental Exchange, Inc. 2,677,561
9,028 JPMorgan Chase & Company 2,617,307
4,616 Mastercard, Inc. 2,593,915
5,795 MidWestOne Financial Group, Inc. 166,722
779 Moody's Corporation 390,739
3,257 MSCI, Inc. 1,878,442
19,117 Nasdaq, Inc. 1,709,442
9,952 Northwest Bancshares, Inc. 127,187
4,824 OceanFirst Financial Corporation 84,951
2,392 OFG Bancorp 102,378
6,987 Old Second Bancorp, Inc. 123,949
308 PNC Financial Services Group,
Inc. 57,417
1,869 Popular, Inc. 205,983
5,427 Progressive Corporation 1,448,249
10,679 Provident Financial Services, Inc. 187,203
2,001 Robinhood Markets, Inc.
a
187,354
3,176 S&P Global, Inc. 1,674,673
7,965 Tradeweb Markets, Inc. 1,166,076
5,924 Trustmark Corporation 215,989
1,782 U.S. Bancorp 80,636
3,234 Visa, Inc. 1,148,232
9,146 Wells Fargo & Company 732,778
4,526 Zions Bancorp NA 235,080
Total 29,540,469
Health Care  12.2%
11,547 Abbott Laboratories 1,570,507
11,509 AbbVie, Inc. 2,136,301
13,766 Agilent Technologies, Inc. 1,624,526
2,444 Amgen, Inc. 682,389
23,057 Boston Scientific Corporation
a
2,476,552
1,972 Cooper Companies, Inc.
a
140,328
11,378 Danaher Corporation 2,247,610
1,509 Eli Lilly & Company 1,176,311
751 Gilead Sciences, Inc. 83,263
3,557 IDEXX Laboratories, Inc.
a
1,907,761
1,532 Insulet Corporation
a
481,324
664 Intuitive Surgical, Inc.
a
360,824
6,041 Johnson & Johnson 922,763
26,966 Medtronic plc 2,350,626
222 Mettler-Toledo International, Inc.
a
260,788
3,158 STERIS plc 758,615
3,020 Stryker Corporation 1,194,803
3,326 Thermo Fisher Scientific, Inc. 1,348,560
3,192 UnitedHealth Group, Inc. 995,808
4,145 Vertex Pharmaceuticals, Inc.
a
1,845,354
Total 24,565,013

All Cap Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.3% Value
Industrials  9.5%
8,677 AMETEK, Inc. $ 1,570,190
319 Armstrong World Industries, Inc. 51,818
5,991 Automatic Data Processing, Inc. 1,847,624
69,726 CSX Corporation 2,275,159
637 Curtiss-Wright Corporation 311,206
7,518 Ferguson Enterprises, Inc. 1,637,045
7,700 General Electric Company 1,981,903
1,188 Graco, Inc. 102,132
550 Great Lakes Dredge & Dock
Corporation
a
6,705
10,397 Ingersoll Rand, Inc. 864,822
1,592 Johnson Controls International plc 168,147
382 Lockheed Martin Corporation 176,920
1,981 Masco Corporation 127,497
3,859 Otis Worldwide Corporation 382,118
1,538 Parker-Hannifin Corporation 1,074,247
2,067 Republic Services, Inc. 509,743
6,086 Trane Technologies plc 2,662,077
5,363 Uber Technologies, Inc.
a
500,368
900 Union Pacific Corporation 207,072
3,332 United Parcel Service, Inc. 336,332
6,027 Verisk Analytics, Inc. 1,877,411
1,557 Waste Management, Inc. 356,273
Total 19,026,809
Information Technology  33.5%
869 Adobe, Inc.
a
336,199
26,797 Amphenol Corporation 2,646,204
2,243 Analog Devices, Inc. 533,879
54,747 Apple, Inc. 11,232,442
20,739 Arista Networks, Inc.
a
2,121,807
7,703 Autodesk, Inc.
a
2,384,618
15,908 Broadcom, Inc. 4,385,040
29,149 Cisco Systems, Inc. 2,022,358
275 Credo Technology Group Holding,
Ltd.
a
25,462
6,782 Fortinet, Inc.
a
716,993
9,521 Freshworks, Inc.
a
141,958
760 Intuit, Inc. 598,599
1,146 Keysight Technologies, Inc.
a
187,783
416 KLA Corporation 372,628
1,032 Lam Research Corporation 100,455
28,113 Microsoft Corporation 13,983,687
3,607 Motorola Solutions, Inc. 1,516,599
2,258 NetApp, Inc. 240,590
92,629 NVIDIA Corporation 14,634,456
10,292 Oracle Corporation 2,250,140
14,450 Palantir Technologies, Inc.
a
1,969,824
1,075 Qualcomm, Inc. 171,204
6,952 Salesforce, Inc. 1,895,741
1,682 ServiceNow, Inc.
a
1,729,230
2,369 Trimble, Inc.
a
179,997
3,070 VeriSign, Inc. 886,616
Total 67,264,509
Materials  3.4%
22,001 DuPont de Nemours, Inc. 1,509,048
9,782 Ecolab, Inc. 2,635,662
4,282 Linde plc 2,009,029
1,744 Packaging Corporation of America 328,657
1,562 Vulcan Materials Company 407,401
Total 6,889,797
Shares Common Stock  99.3% Value
Real Estate  2.3%
7,827 Broadstone Net Lease, Inc. $ 125,623
54,490 Essential Properties Realty Trust,
Inc. 1,738,776
2,027 Innovative Industrial Properties,
Inc. 111,931
9,646 Millrose Properties, Inc. 275,007
11,928 Outfront Media, Inc. 194,665
46,568 Sabra Health Care REIT, Inc. 858,714
20,272 Tanger, Inc. 619,918
95,592 Uniti Group, Inc.
a
412,957
4,514 Zillow Group, Inc., Class C
a
316,206
Total 4,653,797
Utilities  2.3%
30,384 AES Corporation 319,640
2,695 American Water Works Company,
Inc. 374,901
1,088 Black Hills Corporation 61,037
3,677 Brookfield Infrastructure
Corporation 152,963
4,395 Clearway Energy, Inc., Class C 140,640
12,770 Edison International 658,932
41,768 PG&E Corporation 582,246
3,966 Portland General Electric
Company 161,138
57,345 UGI Corporation 2,088,505
Total 4,540,002
Total Common Stock
(cost $152,362,299) 199,673,521
Shares or
Principal
Amount Short-Term Investments 0.7% Value
Federal Home Loan Bank Discount
Notes
200,000 4.193%, 8/1/2025
b,c
199,250
Federal Home Loan Mortgage
Corporation Discount Notes
200,000 4.150%, 7/28/2025
b,c
199,351
State Street Institutional U.S.
Government Money Market
Fund
1,002,142 4.268%
b
1,002,142
Total Short-Term Investments
(cost $1,400,797) 1,400,743
Total Investments (cost
$153,763,096) 100.0% $201,074,264
Other Assets and Liabilities, Net
<0.1% 35,735
Total Net Assets 100.0% $201,109,999
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

All Cap Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 48,695,812
Gross unrealized depreciation (1,325,491)
Net unrealized appreciation (depreciation) $ 47,370,321
Cost for federal income tax purposes $ 153,787,581
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 16,570,165 16,570,165 – –
Consumer Discretionary 16,901,709 16,901,709 – –
Consumer Staples 5,255,826 5,255,826 – –
Energy 4,465,425 4,465,425 – –
Financials 29,540,469 29,540,469 – –
Health Care 24,565,013 24,565,013 – –
Industrials 19,026,809 19,026,809 – –
Information Technology 67,264,509 67,264,509 – –
Materials 6,889,797 6,889,797 – –
Real Estate 4,653,797 4,653,797 – –
Utilities 4,540,002 4,540,002 – –
Short-Term Investments 1,400,743 1,002,142 398,601 –
Subtotal Investments in Securities $201,074,264 $200,675,663 $398,601 $–
Total Investments at Value $201,074,264
The following table is a summary of the inputs used, as of June 30, 2025, in valuing All Cap Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 83,638 83,638 – –
Total Asset Derivatives $83,638 $83,638 $– $–
The following table presents All Cap Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $398,601 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 11 September 2025 $ 3,355,924 $ 83,638
Total Futures Long Contracts $ 3,355,924 $ 83,638
Total Futures Contracts $ 3,355,924 $83,638

All Cap Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for All Cap Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 83,638
Total Equity Contracts 83,638
Total Asset Derivatives $83,638
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for All
Cap Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 239,907
Total Equity Contracts
239,907
Total $239,907
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for All Cap Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 83,638
Total Equity Contracts 83,638
Total $83,638
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,133,883

All Cap Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $5,433 $622 $6,055 $– – –
Total Affiliated Short-Term Investments 5,433 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,880 12,449 14,329 – – –
Total Collateral Held for Securities Loaned 1,880 – –
Total Value $7,313 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $12
Total Income/Non Cash Income from Affiliated
Investments $12
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 36
Total Affiliated Income from Securities Loaned, Net $36
Total Value $– $– $ –

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 67.7% Value
Asset-Backed Securities  5.6%
Anchorage Capital CLO 20, Ltd.
$ 150,000
7.470%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 150,504
Anchorage Capital CLO 21, Ltd.
875,000
6.170%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
875,170
Avis Budget Rental Car Funding
AESOP, LLC
550,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
555,773
Balboa Bay Loan Funding, Ltd.
500,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
499,997
675,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
675,175
Barings Loan Partners CLO, Ltd. 2
1,000,000
5.920%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
999,768
Battalion CLO XXI, Ltd.
1,300,000
6.364%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b,c
1,300,000
Business Jet Securities, LLC
549,888
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
540,502
979,697
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,000,759
CarVal CLO, Ltd.
1,250,000
7.972%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
1,252,187
Cascade Funding Mortgage Trust,
LLC
228,956
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
226,769
Dryden 72 CLO, Ltd.
650,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
651,368
Hertz Vehicle Financing III, LLC
875,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
885,183
Hotwire Funding, LLC
1,000,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,015,012
HTAP Issuer Trust
414,134
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
410,559
LCM 41, Ltd.
1,400,000
7.912%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
1,400,000
Marathon CLO, Ltd.
600,000
5.848%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b,c
600,000
Principal
Amount Long-Term Fixed Income  67.7% Value
Asset-Backed Securities  5.6% - continued
MetroNet Infrastructure Issuer, LLC
$ 1,000,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
$ 1,021,860
MFA Trust
461,153
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
d
462,390
Pagaya AI Debt Grantor Trust
334,373
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
334,862
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
345,009
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
347,235
Palmer Square Loan Funding, Ltd.
250,000
5.956%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,285
525,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
520,412
Park Blue CLO, Ltd.
450,000
6.495%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
452,367
Point Securitization Trust
648,029
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
646,376
PRET, LLC
950,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,d
942,305
491,316
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,d
493,821
881,936
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,d
883,316
PRPM, LLC
900,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,d
795,683
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
d
399,833
RFS Asset Securitization V, LLC
800,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
805,972
Saxon Asset Securities Trust
399,056
2.117%,  8/25/2035, Ser.
2004-2, Class MF2
b
356,036
Sculptor CLO XXVIII, Ltd.
650,000
6.220%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
648,612
Signal Peak CLO 1, Ltd.
250,000
6.230%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
250,188
Stanwich Mortgage Loan
Company, LLC
696
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
696
Sunnova Hestia II Issuer, LLC
694,269
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,e
693,526

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Asset-Backed Securities  5.6% - continued
Symphony CLO XX, Ltd.
$ 700,000
7.261%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
$ 701,207
TCW CLO, Ltd.
750,000
6.082%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
750,436
Unlock HEA Trust
864,944
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
867,259
782,896
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
785,671
405,165
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
403,002
Vericrest Opportunity Loan
Transferee
1,029,013
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
1,028,909
1,259,117
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
1,259,096
850,817
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
850,596
242,715
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
242,474
1,336,401
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
1,335,753
283,843
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,d
279,934
Veros Auto Receivables Trust
735,028
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
735,920
Whitebox CLO I, Ltd.
250,000
6.275%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
250,187
Wind River CLO, Ltd.
409,549
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
409,646
Total 33,244,591
Basic Materials  0.8%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
108,000 8.625%,  6/15/2029
a
114,791
Alumina, Pty. Ltd.
52,000 6.125%,  3/15/2030
a
52,783
ATI, Inc.
172,000 7.250%,  8/15/2030 180,239
Axalta Coating Systems Dutch
Holding B BV
105,000 7.250%,  2/15/2031
a
110,700
Cascades, Inc./Cascades USA,
Inc.
102,000 6.750%,  7/15/2030
a
102,501
Celanese US Holdings, LLC
29,000 6.850%,  11/15/2028 30,472
47,000 6.500%,  4/15/2030 48,111
35,000 6.629%,  7/15/2032 36,693
16,000 6.750%,  4/15/2033
f
16,166
Principal
Amount Long-Term Fixed Income  67.7% Value
Basic Materials  0.8% - continued
Chemours Company
$ 175,000 5.750%,  11/15/2028
a
$ 164,028
Cleveland-Cliffs, Inc.
84,000 5.875%,  6/1/2027
f
83,932
160,000 4.625%,  3/1/2029
a
146,939
76,000 4.875%,  3/1/2031
a
65,010
50,000 7.375%,  5/1/2033
a
46,948
76,000 6.250%,  10/1/2040 57,525
Consolidated Energy Finance SA
189,000 5.625%,  10/15/2028
a
162,024
CVR Partners, LP/CVR Nitrogen
Finance Corporation
56,000 6.125%,  6/15/2028
a
55,929
Eastman Chemical Company
136,000 5.000%,  8/1/2029 137,897
First Quantum Minerals, Ltd.
46,000 6.875%,  10/15/2027
a
46,063
58,000 9.375%,  3/1/2029
a
61,558
FMC Corporation
88,000 8.450%,  11/1/2055
b
90,057
FMG Resources August 2006, Pty.
Ltd.
76,000 5.875%,  4/15/2030
a
76,951
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
a
145,797
Hecla Mining Company
120,000 7.250%,  2/15/2028 120,940
Hudbay Minerals, Inc.
127,000 4.500%,  4/1/2026
a
126,211
INEOS Finance plc
227,000 7.500%,  4/15/2029
a,f
227,470
International Flavors & Fragrances,
Inc.
55,000 1.230%,  10/1/2025
a
54,467
Magnera Corporation
115,000 7.250%,  11/15/2031
a
108,433
Mercer International, Inc.
93,000 5.125%,  2/1/2029 75,860
Methanex Corporation
117,000 5.125%,  10/15/2027 116,602
78,000 5.250%,  12/15/2029 77,055
Methanex US Operations, Inc.
66,000 6.250%,  3/15/2032
a
65,808
Mineral Resources, Ltd.
124,000 9.250%,  10/1/2028
a
126,903
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
130,000 5.350%,  3/15/2034 133,358
Novelis Corporation
80,000 4.750%,  1/30/2030
a
76,655
110,000 3.875%,  8/15/2031
a
98,842
Olin Corporation
66,000 6.625%,  4/1/2033
a
64,958
Peabody Energy Corporation,
Convertible
218,000 3.250%,  3/1/2028 224,213
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054 134,203
SNF Group SACA
148,000 3.375%,  3/15/2030
a
136,566

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Basic Materials  0.8% - continued
Steel Dynamics, Inc.
$ 60,000 5.250%,  5/15/2035 $ 60,064
SunCoke Energy, Inc.
171,000 4.875%,  6/30/2029
a
159,146
Taseko Mines, Ltd.
162,000 8.250%,  5/1/2030
a
169,594
Tronox, Inc.
81,000 4.625%,  3/15/2029
a
69,896
Total 4,460,358
Capital Goods  1.8%
Advanced Drainage Systems, Inc.
155,000 6.375%,  6/15/2030
a
158,527
AECOM
17,000 5.125%,  3/15/2027 17,052
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
59,000 7.000%,  5/21/2030
a
60,211
Amrize Finance US, LLC
74,000 5.400%,  4/7/2035
a
75,085
Array Technologies, Inc.,
Convertible
269,000 1.000%,  12/1/2028 213,032
195,000 2.875%,  7/1/2031
a
192,425
Axon Enterprise, Inc.
24,000 6.125%,  3/15/2030
a
24,681
24,000 6.250%,  3/15/2033
a
24,712
Axon Enterprise, Inc., Convertible
106,000 0.500%,  12/15/2027 384,515
Boeing Company
88,000 6.858%,  5/1/2054 96,335
166,000 2.196%,  2/4/2026 163,409
147,000 3.250%,  3/1/2028 141,975
145,000 5.150%,  5/1/2030 147,624
44,000 6.528%,  5/1/2034 47,807
Bombardier, Inc.
121,000 7.250%,  7/1/2031
a
127,014
217,000 7.000%,  6/1/2032
a,f
225,981
29,000 6.750%,  6/15/2033
a
30,050
Brundage-Bone Concrete
Pumping Holdings, Inc.
48,000 7.500%,  2/1/2032
a
47,577
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
181,600
60,000 6.750%,  5/15/2035
a
61,777
Camelot Return Merger Sub, Inc.
114,000 8.750%,  8/1/2028
a
105,132
Canpack SA/Canpack US, LLC
236,000 3.875%,  11/15/2029
a
221,045
Carrier Global Corporation
147,000 2.722%,  2/15/2030 136,610
Chart Industries, Inc.
189,000 7.500%,  1/1/2030
a
197,869
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
39,565
62,000 6.750%,  4/15/2032
a
63,629
Crown Cork & Seal Company, Inc.
92,000 7.375%,  12/15/2026 95,570
Deere & Company
60,000 5.700%,  1/19/2055 62,026
Principal
Amount Long-Term Fixed Income  67.7% Value
Capital Goods  1.8% - continued
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
$ 164,000 6.625%,  12/15/2030
a
$ 167,636
ESAB Corporation
64,000 6.250%,  4/15/2029
a
65,527
Fluor Corporation, Convertible
241,000 1.125%,  8/15/2029 316,192
General Dynamics Corporation
43,000 4.950%,  8/15/2035 43,165
GFL Environmental, Inc.
141,000 4.000%,  8/1/2028
a
136,760
Herc Holdings, Inc.
49,000 5.500%,  7/15/2027
a
49,004
124,000 6.625%,  6/15/2029
a
127,224
74,000 7.000%,  6/15/2030
a
77,282
53,000 7.250%,  6/15/2033
a
55,533
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 166,968
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 139,038
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 143,653
Ingersoll Rand, Inc.
146,000 5.176%,  6/15/2029 149,878
43,000 5.700%,  8/14/2033 45,030
JBT Marel Corporation,
Convertible
176,000 0.250%,  5/15/2026 174,610
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 79,292
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 110,791
Martin Marietta Materials, Inc.
70,000 5.150%,  12/1/2034 70,325
Mirion Technologies, Inc.,
Convertible
256,000 0.250%,  6/1/2030
a
294,528
MKS, Inc., Convertible
501,000 1.250%,  6/1/2030 493,736
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
154,566
Nesco Holdings II, Inc.
185,000 5.500%,  4/15/2029
a
180,244
New Enterprise Stone and Lime
Company, Inc.
233,000 5.250%,  7/15/2028
a
233,618
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 164,918
42,000 4.700%,  3/15/2033 41,871
OI European Group BV
161,000 4.750%,  2/15/2030
a
154,873
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
140,064
Patrick Industries, Inc., Convertible
105,000 1.750%,  12/1/2028 155,610
Quikrete Holdings, Inc.
241,000 6.375%,  3/1/2032
a
247,825
QXO Building Products, Inc.
90,000 6.750%,  4/30/2032
a
92,718

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Capital Goods  1.8% - continued
Republic Services, Inc.
$ 90,000 5.000%,  12/15/2033 $ 91,798
Resideo Funding, Inc.
158,000 6.500%,  7/15/2032
a
161,870
Reworld Holding Corporation
72,000 4.875%,  12/1/2029
a
68,497
Roller Bearing Company of
America, Inc.
84,000 4.375%,  10/15/2029
a
81,341
RTX Corporation
370,000 4.500%,  6/1/2042 327,496
Sealed Air Corporation/Sealed Air
Corporation (US)
121,000 6.125%,  2/1/2028
a
122,774
Siemens Funding BV
200,000 5.800%,  5/28/2055
a
205,943
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
a
234,854
Spirit AeroSystems, Inc.
260,000 4.600%,  6/15/2028 255,578
39,000 9.750%,  11/15/2030
a
43,011
SRM Escrow Issuer, LLC
66,000 6.000%,  11/1/2028
a
65,839
Standard Industries, Inc./NY
76,000 4.750%,  1/15/2028
a
75,155
76,000 3.375%,  1/15/2031
a
68,157
Textron, Inc.
147,000 3.650%,  3/15/2027 145,110
Trane Technologies Financing, Ltd.
131,000 5.100%,  6/13/2034 132,934
TransDigm, Inc.
222,000 7.125%,  12/1/2031
a
232,593
227,000 6.625%,  3/1/2032
a
235,034
54,000 6.000%,  1/15/2033
a
54,293
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 229,027
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 41,998
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
83,335
57,000 6.625%,  3/15/2032
a
59,233
Total 10,831,184
Collateralized Mortgage Obligations  7.0%
A&D Mortgage Trust
190,958
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,d
193,459
ACRA Trust
419,107
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,d
420,248
Alternative Loan Trust
349,948
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 178,145
Banc of America Alternative Loan
Trust
646,515
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 580,414
Banc of America Mortgage
Securities Trust
195,586
6.335%,  9/25/2035, Ser.
2005-H, Class 3A1
b
185,686
Principal
Amount Long-Term Fixed Income  67.7% Value
Collateralized Mortgage Obligations  7.0% -
continued
Bear Stearns ARM Trust
$ 18,016
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
$ 17,056
CAFL Issuer, LLC
706,160
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
705,662
CHNGE Mortgage Trust
832,969
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
810,400
650,952
6.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
651,958
511,147
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,d
513,033
431,569
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,d
429,962
324,214
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,d
326,920
417,166
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,d
418,623
CIM Trust
786,907
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,d
790,809
Citigroup Mortgage Loan Trust,
Inc.
201,974
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 199,651
47,387
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
48,259
592,252
5.266%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
533,772
COLT Mortgage Loan Trust
673,058
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,d
677,914
Countrywide Alternative Loan Trust
296,363
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 244,751
163,192
4.138%,  10/25/2035, Ser.
2005-43, Class 4A1
b
139,735
115,373
4.231%,  10/25/2035, Ser.
2005-43, Class 1A1
b
97,767
166,980
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 133,261
CSMC Trust
370,343
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
370,543
342,736
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
300,432
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
460,724
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 401,733
Federal Home Loan Mortgage
Corporation - REMIC
1,133,165
4.000%,  1/25/2051, Ser.
5249, Class LA 1,117,468
908,174
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 736,696
3,860,099
1.500%,  12/25/2050, Ser.
5107, Class IO
g
375,078
176,415
3.000%,  5/15/2027, Ser.
4046, Class GI
g
2,587

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Collateralized Mortgage Obligations  7.0% -
continued
$ 237,357
3.000%,  7/15/2027, Ser.
4084, Class NI
g
$ 4,846
309,787
3.000%,  7/15/2027, Ser.
4074, Class IO
g
6,353
114,905
2.500%,  2/15/2028, Ser.
4162, Class AI
g
2,131
257,510
2.500%,  2/15/2028, Ser.
4161, Class UI
g
5,212
420,858
2.500%,  3/15/2028, Ser.
4177, Class EI
g
9,399
716,328
3.500%,  10/15/2032, Ser.
4119, Class KI
g
55,420
427,303
3.000%,  2/15/2033, Ser.
4170, Class IG
g
28,004
577,220
3.000%,  4/15/2033, Ser.
4203, Class DI
g
22,559
Federal Home Loan Mortgage
Corporation STRIPS
1,009,108
3.500%,  8/15/2035, Ser.
345, Class C8
g
93,767
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 949,475
779,188
4.500%,  6/25/2052, Ser.
2022-43, Class MA 777,060
387,440
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
6,844
223,236
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
3,612
172,696
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
1,162
269,964
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
5,185
764,947
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
15,560
513,819
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
9,743
191,930
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
3,631
471,201
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
8,208
99,682
2.500%,  2/25/2028, Ser.
2013-46, Class CI
g
925
312,783
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
7,065
113,388
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
2,751
28,217
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
16
666,894
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
48,031
First Horizon Alternative Mortgage
Securities Trust
92,654
6.023%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
90,389
83,598
5.400%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
78,812
Flagstar Mortgage Trust
315,260
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
283,743
GCAT Trust
675,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
659,151
Principal
Amount Long-Term Fixed Income  67.7% Value
Collateralized Mortgage Obligations  7.0% -
continued
$ 657,990
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
$ 619,740
254,421
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
256,349
GMAC Mortgage Corporation
Loan Trust
300,188
3.976%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
265,996
Government National Mortgage
Association
21,948
4.000%,  1/16/2027, Ser.
2012-3, Class IO
g
173
GS Mortgage-Backed Securities
Trust
564,617
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
565,726
Home RE, Ltd.
1,000,000
8.905%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
1,027,710
56,120
7.805%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
56,196
IndyMac IMJA Mortgage Loan
Trust
563,737
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 221,093
J.P. Morgan Mortgage Trust
428,041
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
369,831
539,593
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
536,077
53,011
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 55,257
236,984
5.308%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
165,328
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,d
604,992
500,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,d
505,732
Merrill Lynch Alternative Note
Asset Trust
503,922
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 166,266
MFA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,d
1,003,336
MortgageIT Securities Corporation
Mortgage Loan Trust
1,082,842
4.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
946,557
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,d
653,694
750,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,d
758,037
PMT Loan Trust
819,457
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
826,681
800,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
779,807

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Collateralized Mortgage Obligations  7.0% -
continued
PRET, LLC
$ 250,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,d
$ 249,164
PRKCM Trust
660,161
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
662,459
650,525
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,d
662,145
PRPM Trust
680,000
6.271%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
676,593
900,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
914,801
PRPM, LLC
689,782
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,d
676,269
639,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,d
596,620
485,199
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,d
485,512
463,814
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,d
464,898
500,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,d
502,722
875,367
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,d
874,380
RCO IX Mortgage, LLC
633,388
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,d
636,113
Residential Accredit Loans, Inc.
Trust
256,657
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 227,443
179,147
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 142,477
183,277
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 155,674
Residential Asset Securitization
Trust
267,848
4.748%,  1/25/2034, Ser.
2004-IP1, Class A1
b
255,224
Residential Funding Mortgage
Security I Trust
425,984
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 343,974
Roc Mortgage Trust
44,405
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
44,253
800,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,d
799,573
Saluda Grade Alternative
Mortgage Trust
1,200,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,d
1,205,832
Sequoia Mortgage Trust
296,623
3.579%,  9/20/2046, Ser.
2007-1, Class 4A1
b
195,337
Structured Adjustable Rate
Mortgage Loan Trust
120,745
4.972%,  7/25/2035, Ser.
2005-15, Class 4A1
b
105,888
Principal
Amount Long-Term Fixed Income  67.7% Value
Collateralized Mortgage Obligations  7.0% -
continued
Toorak Mortgage Trust
$ 1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,d
$ 1,003,099
Triangle Re, Ltd.
714,884
7.705%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
722,778
Verus Securitization Trust
1,067,496
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,d
1,073,474
676,661
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
607,817
430,217
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,d
430,265
Vontive Mortgage Trust
850,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,d
858,503
WaMu Mortgage Pass-Through
Certificates
86,868
6.491%,  5/25/2033, Ser.
2003-AR4, Class A7
b
86,493
Washington Mutual Mortgage
Pass-Through Certificates
229,677
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 199,732
Total 41,025,166
Commercial Mortgage-Backed Securities  1.1%
AMSR Trust
800,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
750,294
BANK 2018-BNK12
650,000
4.474%,  5/15/2061, Ser.
2018-BN12, Class AS
b
638,770
BANK 2025-BNK49
4,596,063
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
222,385
BBCMS Mortgage Trust
3,975,439
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
261,826
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
887,569
HTAP Issuer Trust
879,043
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
867,465
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,462,438
Silver Hill Trust
73,944
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
72,778
Velocity Commercial Capital Loan
Trust
401,370
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
406,176
326,570
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
331,869

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Commercial Mortgage-Backed Securities  1.1%
- continued
$ 537,498
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
$ 549,785
Total 6,451,355
Communications Services  2.1%
AMC Networks, Inc.
104,000 10.250%,  1/15/2029
a
107,818
American Tower Corporation
127,000 5.500%,  3/15/2028 130,530
88,000 5.800%,  11/15/2028 91,808
126,000 3.800%,  8/15/2029 122,505
101,000 5.000%,  1/31/2030 102,957
180,000 4.900%,  3/15/2030 182,552
AppLovin Corporation
140,000 5.500%,  12/1/2034 142,141
AT&T, Inc.
144,000 5.700%,  3/1/2057 138,719
92,000 6.050%,  8/15/2056 93,888
445,000 3.550%,  9/15/2055 300,263
88,000 5.400%,  2/15/2034 90,510
Bell Telephone Company of
Canada
93,000 7.000%,  9/15/2055
b
94,330
87,000 5.100%,  5/11/2033 87,071
Cable One, Inc., Convertible
176,000 Zero Coupon,  3/15/2026 166,514
CCO Holdings, LLC/CCO Holdings
Capital Corporation
139,000 5.125%,  5/1/2027
a
138,553
34,000 5.000%,  2/1/2028
a
33,687
460,000 4.750%,  3/1/2030
a
445,649
224,000 4.250%,  2/1/2031
a
209,255
19,000 4.750%,  2/1/2032
a
18,022
250,000 4.250%,  1/15/2034
a
222,547
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
147,000 5.050%,  3/30/2029 148,401
142,000 6.550%,  6/1/2034 151,508
Clear Channel Outdoor Holdings,
Inc.
129,000 5.125%,  8/15/2027
a
127,532
Comcast Corporation
143,000 6.050%,  5/15/2055 146,018
264,000 5.650%,  6/1/2054 256,545
210,000 3.400%,  4/1/2030 201,359
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 129,389
55,000 4.900%,  9/1/2029 55,495
Deluxe Corporation
92,000 8.125%,  9/15/2029
a
94,950
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 288,063
DIRECTV Financing, LLC
31,000 8.875%,  2/1/2030
a
30,398
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
418,000 5.875%,  8/15/2027
a
416,636
62,000 10.000%,  2/15/2031
a
60,191
Principal
Amount Long-Term Fixed Income  67.7% Value
Communications Services  2.1% - continued
FiberCop SPA
$ 178,000 6.000%,  9/30/2034
a
$ 166,580
Frontier Communications
Holdings, LLC
83,000 5.875%,  10/15/2027
a
83,031
Gray Media, Inc.
36,000 10.500%,  7/15/2029
a,f
38,674
Iliad Holding SASU
75,000 8.500%,  4/15/2031
a
80,222
103,000 7.000%,  4/15/2032
a
105,532
LCPR Senior Secured Financing
DAC
117,000 6.750%,  10/15/2027
a
78,810
Level 3 Financing, Inc.
33,000 3.625%,  1/15/2029
a,f
28,215
47,000 4.875%,  6/15/2029
a
43,886
69,651 11.000%,  11/15/2029
a
79,896
129,000 6.875%,  6/30/2033
a
131,260
McGraw-Hill Education, Inc.
228,000 5.750%,  8/1/2028
a
229,373
Meta Platforms, Inc.
162,000 5.550%,  8/15/2064 158,312
Nexstar Media, Inc.
93,000 5.625%,  7/15/2027
a
92,782
101,000 4.750%,  11/1/2028
a
98,380
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
86,000 4.625%,  3/15/2030
a,f
82,140
Paramount Global
190,000 6.375%,  3/30/2062
b
186,682
Playtika Holding Corporation
71,000 4.250%,  3/15/2029
a
64,433
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,568
48,000 7.000%,  4/15/2055
b
49,073
153,000 7.125%,  4/15/2055
b
155,081
132,000 5.000%,  2/15/2029 133,870
Sinclair Television Group, Inc.
32,000 8.125%,  2/15/2033
a
32,327
Sirius XM Radio, LLC
181,000 5.000%,  8/1/2027
a
179,449
58,000 4.000%,  7/15/2028
a
55,705
60,000 3.875%,  9/1/2031
a
53,335
Snap, Inc., Convertible
69,000 0.750%,  8/1/2026 65,897
263,000 0.500%,  5/1/2030
f
223,024
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 307,032
136,000 8.750%,  3/15/2032 164,980
Take-Two Interactive Software, Inc.
108,000 5.600%,  6/12/2034 112,077
TEGNA, Inc.
137,000 4.625%,  3/15/2028 133,142
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
a
197,897
TELUS Corporation
90,000 6.625%,  10/15/2055
b
90,538
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 84,375

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Communications Services  2.1% - continued
$ 167,000 5.250%,  6/15/2055 $ 152,513
165,000 3.375%,  4/15/2029 158,754
60,000 5.125%,  5/15/2032 61,188
Uniti Group, Inc., Convertible
117,000 7.500%,  12/1/2027
a
129,051
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
246,000 4.750%,  4/15/2028
a
241,101
Univision Communications, Inc.
31,000 8.000%,  8/15/2028
a
31,458
140,000 4.500%,  5/1/2029
a
127,288
114,000 7.375%,  6/30/2030
a
112,032
63,000 8.500%,  7/31/2031
a
63,070
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054 99,541
194,000 2.355%,  3/15/2032 167,228
150,000 4.780%,  2/15/2035 146,130
126,000 5.250%,  4/2/2035 127,050
139,000 5.401%,  7/2/2037
a
139,838
Viasat, Inc.
66,000 5.625%,  4/15/2027
a
65,741
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a
88,644
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
202,618
Virgin Media Vendor Financing
Notes IV DAC
40,000 5.000%,  7/15/2028
a
39,159
VMED O2 UK Financing I plc
80,000 7.750%,  4/15/2032
a
83,132
Vodafone Group plc
114,000 5.125%,  6/4/2081
b
86,248
83,000 5.875%,  6/28/2064 79,797
240,000 7.000%,  4/4/2079
b
250,403
VZ Secured Financing BV
128,000 5.000%,  1/15/2032
a
113,870
Warnermedia Holdings, Inc.
199,000 4.054%,  3/15/2029 184,867
99,000 4.279%,  3/15/2032 83,284
110,000 5.050%,  3/15/2042 74,112
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
87,000 8.250%,  10/1/2031
a
91,114
Zegona Finance plc
77,000 8.625%,  7/15/2029
a
82,197
Ziggo BV
86,000 4.875%,  1/15/2030
a
80,326
Total 12,223,136
Consumer Cyclical  2.9%
1011778 B.C., ULC/New Red
Finance, Inc.
111,000 4.375%,  1/15/2028
a
108,852
215,000 5.625%,  9/15/2029
a
218,036
Adient Global Holdings, Ltd.
44,000 8.250%,  4/15/2031
a
46,233
65,000 7.500%,  2/15/2033
a
66,469
ADT Security Corporation
86,000 4.875%,  7/15/2032
a
82,498
Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Cyclical  2.9% - continued
Alimentation Couche-Tard, Inc.
$ 144,000 5.617%,  2/12/2054
a,f
$ 136,452
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
294,000 4.625%,  6/1/2028
a
285,378
Allison Transmission, Inc.
51,000 3.750%,  1/30/2031
a
46,744
American Axle & Manufacturing,
Inc.
225,000 5.000%,  10/1/2029
f
205,904
American Honda Finance
Corporation
135,000 4.900%,  1/10/2034 133,586
Asbury Automotive Group, Inc.
136,000 5.000%,  2/15/2032
a
129,400
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
171,900
17,000 4.625%,  4/1/2030
a
16,166
Aston Martin Capital Holdings, Ltd.
114,000 10.000%,  3/31/2029
a
107,945
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
71,000 9.500%,  7/1/2032
a,c
72,631
Beach Acquisition Bidco, LLC
64,000 10.000%,  7/15/2033
a,c
66,337
Belron UK Finance plc
81,000 5.750%,  10/15/2029
a
81,676
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 85,908
Boyd Gaming Corporation
93,000 4.750%,  6/15/2031
a
89,135
Boyne USA, Inc.
128,000 4.750%,  5/15/2029
a
124,204
Brinker International, Inc.
58,000 8.250%,  7/15/2030
a
61,816
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
114,000 4.875%,  2/15/2030
a
101,755
Burlington Stores, Inc., Convertible
109,000 1.250%,  12/15/2027 140,556
Caesars Entertainment, Inc.
276,000 4.625%,  10/15/2029
a,f
263,452
97,000 6.500%,  2/15/2032
a
99,533
Carnival Corporation
105,000 5.750%,  3/1/2027
a
105,867
40,000 6.125%,  2/15/2033
a
40,926
Carnival Corporation, Convertible
244,000 5.750%,  12/1/2027 536,678
Carvana Company
25,782
9.000%,PIK 0.000%,
12/1/2028
a,h
26,444
67,000 9.000%,  6/1/2031
a
79,368
Churchill Downs, Inc.
107,000 4.750%,  1/15/2028
a
105,621
116,000 6.750%,  5/1/2031
a
119,227
Clarios Global, LP/Clarios US
Finance Company, Inc.
52,000 6.750%,  5/15/2028
a
53,376

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Cyclical  2.9% - continued
Cracker Barrel Old Country Store,
Inc., Convertible
$ 38,000 0.625%,  6/15/2026 $ 36,195
43,000 1.750%,  9/15/2030
a
45,526
Cushman & Wakefield US
Borrower, LLC
39,000 6.750%,  5/15/2028
a
39,333
Dana, Inc.
117,000 4.500%,  2/15/2032
f
114,368
DraftKings Holdings, Inc.,
Convertible
432,000 Zero Coupon,  3/15/2028 386,424
eG Global Finance plc
39,000 12.000%,  11/30/2028
a
43,051
Expedia Group, Inc.
165,000 5.400%,  2/15/2035 166,137
Expedia Group, Inc., Convertible
161,000 Zero Coupon,  2/15/2026 156,492
EZCORP, Inc., Convertible
83,000 3.750%,  12/15/2029
a
120,246
Ford Motor Company, Convertible
328,000 Zero Coupon,  3/15/2026 324,064
Ford Motor Credit Company, LLC
200,000 5.850%,  5/17/2027 201,522
168,000 2.900%,  2/10/2029 152,758
148,000 7.122%,  11/7/2033 153,600
Forestar Group, Inc.
48,000 6.500%,  3/15/2033
a
48,364
FORVIA SE
87,000 8.000%,  6/15/2030
a,f
89,139
Gap, Inc.
56,000 3.625%,  10/1/2029
a
52,011
22,000 3.875%,  10/1/2031
a
19,664
Garrett Motion Holdings, Inc./
Garrett LX I SARL
109,000 7.750%,  5/31/2032
a
113,483
General Motors Company
117,000 5.350%,  4/15/2028 118,779
General Motors Financial
Company, Inc.
135,000 5.800%,  6/23/2028 139,045
104,000 5.800%,  1/7/2029 107,115
193,000 4.900%,  10/6/2029 192,669
96,000 5.700%,  9/30/2030
b,i
95,093
63,000 5.750%,  2/8/2031 64,734
53,000 5.625%,  4/4/2032 53,626
194,000 5.950%,  4/4/2034 196,759
Genting New York, LLC/GENNY
Capital, Inc.
34,000 7.250%,  10/1/2029
a
35,275
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
29,000 11.500%,  8/15/2029
a
28,375
52,000 8.750%,  1/15/2032
a
44,330
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
78,000 3.500%,  3/1/2029
a
73,706
Goodyear Tire & Rubber Company
78,000 4.875%,  3/15/2027 77,612
66,000 5.000%,  7/15/2029
f
64,509
Group 1 Automotive, Inc.
36,000 6.375%,  1/15/2030
a
36,967
Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Cyclical  2.9% - continued
Harley-Davidson Financial
Services, Inc.
$ 134,000 5.950%,  6/11/2029
a
$ 136,309
Hilton Domestic Operating
Company, Inc.
99,000 4.875%,  1/15/2030 98,555
39,000 4.000%,  5/1/2031
a
36,669
219,000 3.625%,  2/15/2032
a
198,383
Home Depot, Inc.
81,000 5.300%,  6/25/2054 77,763
81,000 5.400%,  6/25/2064 77,766
51,000 3.250%,  4/15/2032 47,145
Hyundai Capital America
2,000 5.500%,  3/30/2026
a
2,012
147,000 3.000%,  2/10/2027
a
143,411
89,000 6.500%,  1/16/2029
a
93,801
International Game Technology plc
193,000 5.250%,  1/15/2029
a
191,270
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
152,075
K Hovnanian Enterprises, Inc.
20,000 11.750%,  9/30/2029
a
21,681
KB Home
240,000 4.800%,  11/15/2029 233,728
10,000 4.000%,  6/15/2031 9,283
L Brands, Inc.
191,000 6.625%,  10/1/2030
a
196,854
86,000 6.875%,  11/1/2035 89,193
Las Vegas Sands Corporation
89,000 5.900%,  6/1/2027 90,928
LCI Industries, Convertible
183,000 3.000%,  3/1/2030
a
182,771
Lennar Corporation
128,000 5.200%,  7/30/2030 130,407
Life Time, Inc.
94,000 6.000%,  11/15/2031
a
95,499
Light & Wonder International, Inc.
55,000 7.250%,  11/15/2029
a
56,664
Live Nation Entertainment, Inc.
87,000 4.750%,  10/15/2027
a
86,054
Live Nation Entertainment, Inc.,
Convertible
189,000 3.125%,  1/15/2029 290,304
225,000 2.875%,  1/15/2030
a
244,688
Macy's Retail Holdings, LLC
67,000 5.875%,  4/1/2029
a,f
66,313
78,000 6.125%,  3/15/2032
a,f
74,363
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 84,477
68,000 5.100%,  4/15/2032 68,766
Marriott Vacations Worldwide
Corporation, Convertible
123,000 Zero Coupon,  1/15/2026 118,815
191,000 3.250%,  12/15/2027 177,821
Match Group Holdings II, LLC
64,000 4.125%,  8/1/2030
a
59,852
Mattamy Group Corporation
116,000 5.250%,  12/15/2027
a
115,442
Melco Resorts Finance, Ltd.
217,000 5.375%,  12/4/2029
a
202,767
122,000 7.625%,  4/17/2032
a
123,222

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Cyclical  2.9% - continued
Meritage Homes Corporation
$ 136,000 5.650%,  3/15/2035 $ 136,386
Meritage Homes Corporation,
Convertible
120,000 1.750%,  5/15/2028 116,187
MGM Resorts International
55,000 6.125%,  9/15/2029 55,943
Michaels Companies, Inc.
35,000 5.250%,  5/1/2028
a
27,983
NCL Corporation, Ltd.
14,000 5.875%,  3/15/2026
a
14,018
178,000 5.875%,  2/15/2027
a
178,754
140,000 6.750%,  2/1/2032
a
143,028
New Home Company, Inc.
58,000 8.500%,  11/1/2030
a
59,071
Nissan Motor Company, Ltd.
93,000 4.810%,  9/17/2030
a
85,320
PENN Entertainment, Inc.
83,000 4.125%,  7/1/2029
a,f
76,908
Phinia, Inc.
55,000 6.625%,  10/15/2032
a
55,857
Rakuten Group, Inc.
28,000 11.250%,  2/15/2027
a
30,404
140,000 9.750%,  4/15/2029
a
153,353
56,000 8.125%,  12/15/2029
a,b,i
54,786
Raven Acquisition Holdings, LLC
67,000 6.875%,  11/15/2031
a
67,003
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
32,000 4.625%,  4/16/2029
a
28,347
S&S Holdings, LLC
60,000 8.375%,  10/1/2031
a
58,638
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
a
31,801
SeaWorld Parks and
Entertainment, Inc.
189,000 5.250%,  8/15/2029
a
184,726
Service Corporation International/
US
78,000 3.375%,  8/15/2030 71,692
Six Flags Entertainment
Corporation
53,000 7.000%,  7/1/2025
a,f
53,000
38,000 7.250%,  5/15/2031
a,f
39,052
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
39,000 5.375%,  4/15/2027 38,958
79,000 5.250%,  7/15/2029 77,364
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
39,000 6.625%,  5/1/2032
a
40,226
Sonic Automotive, Inc.
95,000 4.875%,  11/15/2031
a
90,295
Station Casinos, LLC
74,000 4.625%,  12/1/2031
a
69,318
Tenneco, Inc.
138,000 8.000%,  11/17/2028
a
136,468
Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Cyclical  2.9% - continued
Toyota Motor Credit Corporation
$ 135,000 4.800%,  5/15/2030 $ 137,153
88,000 5.550%,  11/20/2030 92,635
87,000 4.800%,  1/5/2034 86,966
Tractor Supply Company
88,000 5.250%,  5/15/2033 89,828
Uber Technologies, Inc.
121,000 5.350%,  9/15/2054 112,864
150,000 4.800%,  9/15/2034 147,335
Uber Technologies, Inc.,
Convertible
126,000 Zero Coupon,  12/15/2025 150,822
114,000 Zero Coupon,  5/15/2028
a
120,783
176,000 0.875%,  12/1/2028 251,064
Vail Resorts, Inc.
40,000 5.625%,  7/15/2030
a
40,000
Vail Resorts, Inc., Convertible
155,000 Zero Coupon,  1/1/2026 150,738
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
330,509
Victoria's Secret & Company
192,000 4.625%,  7/15/2029
a,f
179,169
Victra Holdings, LLC/Victra
Finance Corporation
38,000 8.750%,  9/15/2029
a,f
39,812
Viking Cruises, Ltd.
201,000 5.875%,  9/15/2027
a
201,112
Walgreens Boots Alliance, Inc.
106,000 3.200%,  4/15/2030 101,237
Wayfair, LLC
40,000 7.250%,  10/31/2029
a
40,018
71,000 7.750%,  9/15/2030
a
71,441
Wyndham Hotels & Resorts, Inc.
134,000 4.375%,  8/15/2028
a
131,087
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
202,628
Yum! Brands, Inc.
184,000 4.750%,  1/15/2030
a
182,266
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
146,662
67,000 6.750%,  4/23/2030
a
64,341
Total 16,921,451
Consumer Non-Cyclical  3.1%
1261229 B.C., Ltd.
111,000 10.000%,  4/15/2032
a
111,973
AbbVie, Inc.
220,000 5.500%,  3/15/2064 213,335
260,000 4.500%,  5/14/2035 251,200
132,000 5.350%,  3/15/2044 129,383
Acadia Healthcare Company, Inc.
75,000 7.375%,  3/15/2033
a
77,267
AdaptHealth, LLC
239,000 4.625%,  8/1/2029
a
225,292
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
61,000 4.625%,  1/15/2027
a
60,616
261,000 3.500%,  3/15/2029
a
247,266

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Non-Cyclical  3.1% - continued
Altria Group, Inc.
$ 88,000 6.200%,  11/1/2028 $ 92,891
Anheuser-Busch InBev Worldwide,
Inc.
266,000 5.000%,  6/15/2034 271,531
AstraZeneca Finance, LLC
131,000 5.000%,  2/26/2034 133,546
B&G Foods, Inc.
59,000 8.000%,  9/15/2028
a
56,804
BAT Capital Corporation
150,000 6.250%,  8/15/2055 151,923
97,000 6.343%,  8/2/2030 104,525
93,000 7.750%,  10/19/2032 107,490
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
50,100
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 71,694
147,000 2.823%,  5/20/2030 136,081
BellRing Brands, Inc.
45,000 7.000%,  3/15/2030
a
46,861
BioMarin Pharmaceutical, Inc.,
Convertible
214,000 1.250%,  5/15/2027 201,437
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 130,438
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 171,704
89,000 5.750%,  2/1/2031 94,816
43,000 5.900%,  11/15/2033 46,098
Bunge, Ltd. Finance Corporation
48,000 4.650%,  9/17/2034 46,573
Campbell's Company
286,000 5.400%,  3/21/2034 290,457
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
149,596
286,000 5.125%,  2/11/2035
a
288,053
Cencora, Inc.
104,000 5.150%,  2/15/2035 104,883
Central Garden & Pet Company
86,000 4.125%,  10/15/2030
f
81,183
Champ Acquisition Corporation
101,000 8.375%,  12/1/2031
a
107,325
Chefs' Warehouse, Inc.,
Convertible
191,000 2.375%,  12/15/2028 297,196
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
a
188,131
58,000 6.875%,  4/15/2029
a
46,246
111,000 4.750%,  2/15/2031
a
94,892
109,000 10.875%,  1/15/2032
a
115,525
Cigna Group
88,000 5.600%,  2/15/2054 84,427
110,000 2.400%,  3/15/2030 100,377
Coca-Cola Company
88,000 5.300%,  5/13/2054 85,623
Concentra Health Services, Inc.
66,000 6.875%,  7/15/2032
a
68,334
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 90,918
195,000 3.150%,  8/1/2029 185,242
Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Non-Cyclical  3.1% - continued
$ 32,000 4.900%,  5/1/2033
f
$ 31,707
CVS Health Corporation
176,000 6.050%,  6/1/2054 172,487
168,000 6.750%,  12/10/2054
b
168,366
81,000 5.000%,  2/20/2026 81,106
77,000 4.300%,  3/25/2028 76,684
267,000 4.780%,  3/25/2038 245,034
282,000 6.000%,  6/1/2044 278,729
DaVita, Inc.
40,000 3.750%,  2/15/2031
a
36,380
111,000 6.875%,  9/1/2032
a
115,016
58,000 6.750%,  7/15/2033
a
59,891
Diageo Capital plc
97,000 2.000%,  4/29/2030 87,256
Edgewell Personal Care Company
81,000 5.500%,  6/1/2028
a
80,591
Eli Lilly & Company
176,000 5.000%,  2/9/2054 164,472
52,000 5.500%,  2/12/2055 52,324
176,000 4.700%,  2/27/2033 177,385
Embecta Corporation
78,000 5.000%,  2/15/2030
a
70,480
91,000 6.750%,  2/15/2030
a
87,360
Encompass Health Corporation
101,000 4.500%,  2/1/2028 100,091
Endo Finance Holdings, Inc.
78,000 8.500%,  4/15/2031
a,f
82,568
Energizer Holdings, Inc.
151,000 4.375%,  3/31/2029
a
142,818
Envista Holdings Corporation,
Convertible
76,000 1.750%,  8/15/2028 70,442
Fortrea Holdings, Inc.
27,000 7.500%,  7/1/2030
a,f
24,440
GE HealthCare Technologies, Inc.
136,000 6.377%,  11/22/2052 146,528
General Mills, Inc.
35,000 4.950%,  3/29/2033 35,048
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 92,073
Grifols SA
25,000 4.750%,  10/15/2028
a
24,033
HCA, Inc.
80,000 5.950%,  9/15/2054 77,749
114,000 5.250%,  3/1/2030 116,872
150,000 5.750%,  3/1/2035 154,256
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
101,000 7.875%,  9/1/2025
a,f
101,031
HLF Financing SARL, LLC/
Herbalife International, Inc.
74,000 4.875%,  6/1/2029
a
62,223
Insulet Corporation
36,000 6.500%,  4/1/2033
a
37,533
Insulet Corporation, Convertible
149,000 0.375%,  9/1/2026 209,261
Integer Holdings Corporation,
Convertible
84,000 2.125%,  2/15/2028 125,706
289,000 1.875%,  3/15/2030
a
300,271

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Non-Cyclical  3.1% - continued
IQVIA, Inc.
$ 116,000 6.250%,  6/1/2032
a
$ 119,041
Jazz Investments I, Ltd.,
Convertible
212,000 2.000%,  6/15/2026 214,014
235,000 3.125%,  9/15/2030
a
249,100
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
231,000 2.500%,  1/15/2027 224,698
114,000 3.625%,  1/15/2032 104,240
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
160,000 6.375%,  4/15/2066
a,c
161,179
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
130,000 5.950%,  4/20/2035
a
134,677
Johnson & Johnson
176,000 5.250%,  6/1/2054 174,597
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
78,000 9.000%,  2/15/2029
a
80,781
Kenvue, Inc.
162,000 4.850%,  5/22/2032 163,949
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 100,884
172,000 5.300%,  3/15/2034 176,050
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 95,817
135,000 5.400%,  3/15/2035
f
136,780
Lamb Weston Holdings, Inc.
66,000 4.375%,  1/31/2032
a
61,809
LifePoint Health, Inc.
52,000 9.875%,  8/15/2030
a
56,249
98,000 11.000%,  10/15/2030
a
108,113
Mars, Inc.
15,000 5.650%,  5/1/2045
a
15,036
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
268,061
Medline Borrower, LP/Medline Co-
Issuer, Inc.
78,000 6.250%,  4/1/2029
a
80,128
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 85,127
Mozart Debt Merger Sub, Inc.
135,000 3.875%,  4/1/2029
a
129,498
141,000 5.250%,  10/1/2029
a
139,901
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
141,573
Newell Brands, Inc.
81,000 6.375%,  9/15/2027 82,088
80,000 6.625%,  9/15/2029 79,189
40,000 6.375%,  5/15/2030 38,913
Novartis Capital Corporation
204,000 4.700%,  9/18/2054 182,695
Organon & Company/Organon
Foreign Debt Co-Issuer BV
106,000 4.125%,  4/30/2028
a
101,948
169,000 5.125%,  4/30/2031
a
146,668
Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Non-Cyclical  3.1% - continued
Owens & Minor, Inc.
$ 58,000 6.625%,  4/1/2030
a,f
$ 54,482
PepsiCo, Inc.
167,000 5.250%,  7/17/2054 161,860
Performance Food Group, Inc.
117,000 4.250%,  8/1/2029
a
112,817
82,000 6.125%,  9/15/2032
a
83,881
Perrigo Finance Unlimited
Company
136,000 4.900%,  6/15/2030 133,712
Philip Morris International, Inc.
93,000 5.625%,  11/17/2029 97,653
88,000 5.125%,  2/13/2031 90,635
93,000 5.750%,  11/17/2032 98,319
132,000 5.250%,  2/13/2034 134,632
76,000 4.900%,  11/1/2034 75,638
Post Holdings, Inc.
117,000 4.625%,  4/15/2030
a
112,464
195,000 4.500%,  9/15/2031
a
181,001
Post Holdings, Inc., Convertible
379,000 2.500%,  8/15/2027 432,628
Prime Healthcare Services, Inc.
106,000 9.375%,  9/1/2029
a
105,205
Radiology Partners, Inc.
114,000 8.500%,  7/15/2032
a
114,266
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a
126,083
136,000 2.076%,  12/13/2031
a
118,377
Royalty Pharma plc
222,000 1.200%,  9/2/2025 220,533
123,000 5.150%,  9/2/2029 125,517
Simmons Foods, Inc.
186,000 4.625%,  3/1/2029
a
175,616
Sotera Health Holdings, LLC
80,000 7.375%,  6/1/2031
a
83,235
Spectrum Brands, Inc.,
Convertible
219,000 3.375%,  6/1/2029 198,523
Star Parent, Inc.
84,000 9.000%,  10/1/2030
a
88,353
Stryker Corporation
100,000 5.200%,  2/10/2035 101,903
Sysco Corporation
84,000 5.950%,  4/1/2030 88,928
Takeda Pharmaceutical Company,
Ltd.
230,000 5.650%,  7/5/2054 223,655
161,000 5.000%,  11/26/2028 164,032
Tenet Healthcare Corporation
277,000 5.125%,  11/1/2027 276,557
281,000 4.375%,  1/15/2030 272,008
US Acute Care Solutions, LLC
76,000 9.750%,  5/15/2029
a
78,389
Viterra Finance BV
178,000 3.200%,  4/21/2031
a
163,465
Whirlpool Corporation
100,000 6.500%,  6/15/2033 100,320
Winnebago Industries, Inc.,
Convertible
218,000 3.250%,  1/15/2030 187,480

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Consumer Non-Cyclical  3.1% - continued
Wyeth, LLC
$ 215,000 6.500%,  2/1/2034 $ 239,690
Zoetis, Inc.
131,000 5.600%,  11/16/2032 138,311
Total 18,510,434
Energy  2.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
162,768
APA Corporation
131,000 4.375%,  10/15/2028
a
125,999
Archrock Partners, LP/Archrock
Partners Finance Corporation
84,000 6.250%,  4/1/2028
a
84,278
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
78,000 5.875%,  6/30/2029
a
78,133
58,000 6.625%,  7/15/2033
a
58,841
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
a
90,055
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
124,000 7.000%,  7/15/2029
a
129,414
BP Capital Markets America, Inc.
127,000 4.812%,  2/13/2033 126,830
120,000 5.227%,  11/17/2034 122,094
BP Capital Markets plc
165,000 4.875%,  3/22/2030
b,i
163,290
177,000 6.450%,  12/1/2033
b,i
180,940
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
109,325
85,000 6.875%,  7/1/2029
a
88,062
California Resources Corporation
93,000 8.250%,  6/15/2029
a
95,462
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 95,962
97,000 3.250%,  1/31/2032 86,954
114,000 5.950%,  6/30/2033 118,997
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034 78,862
Civitas Resources, Inc.
37,000 8.375%,  7/1/2028
a
37,885
131,000 8.750%,  7/1/2031
a
132,455
87,000 9.625%,  6/15/2033
a
89,191
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
101,406
CNX Resources Corporation,
Convertible
130,000 2.250%,  5/1/2026 341,510
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
78,951
175,000 6.042%,  8/15/2028
a
182,212
Comstock Resources, Inc.
84,000 6.750%,  3/1/2029
a
83,740
183,000 5.875%,  1/15/2030
a
177,751
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
107,000 5.500%,  6/15/2031
a
105,705
Principal
Amount Long-Term Fixed Income  67.7% Value
Energy  2.5% - continued
Crescent Energy Finance, LLC
$ 150,000 7.625%,  4/1/2032
a
$ 146,460
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
175,000 8.625%,  3/15/2029
a
181,629
57,000 7.375%,  6/30/2033
a
56,734
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
66,639
Diamondback Energy, Inc.
208,000 5.750%,  4/18/2054 193,070
Eastern Energy Gas Holdings, LLC
153,000 5.800%,  1/15/2035 159,215
Enbridge, Inc.
190,000 7.375%,  1/15/2083
b
195,476
182,000 7.625%,  1/15/2083
b
191,921
132,000 5.950%,  4/5/2054 130,639
44,000 5.700%,  3/8/2033 45,618
Enerflex, Ltd.
52,000 9.000%,  10/15/2027
a
53,620
Energy Transfer, LP
89,000 5.950%,  5/15/2054 84,665
297,000 8.000%,  5/15/2054
b
315,974
88,000 6.050%,  9/1/2054 84,575
210,000 6.500%,  11/15/2026
b,i
210,938
87,000 4.400%,  3/15/2027 86,992
54,000 7.125%,  5/15/2030
b,i
55,008
87,000 6.400%,  12/1/2030 93,755
Enterprise Products Operating,
LLC
115,000 5.550%,  2/16/2055 110,944
215,000
7.573%,  (TSFR3M +
3.248%), 8/16/2077
b
213,668
Excelerate Energy, LP
29,000 8.000%,  5/15/2030
a
30,571
Genesis Energy LP/Genesis
Energy Finance Corporation
124,000 8.875%,  4/15/2030 131,661
102,000 7.875%,  5/15/2032 106,054
Harvest Midstream I, LP
195,000 7.500%,  9/1/2028
a
198,322
Hess Midstream Operations, LP
175,000 4.250%,  2/15/2030
a
168,258
Hilcorp Energy I, LP/Hilcorp
Finance Company
162,000 5.750%,  2/1/2029
a
159,892
78,000 6.000%,  4/15/2030
a
75,827
40,000 6.250%,  4/15/2032
a
38,195
Howard Midstream Energy
Partners, LLC
217,000 7.375%,  7/15/2032
a
228,218
ITT Holdings, LLC
140,000 6.500%,  8/1/2029
a
133,133
Kinder Morgan, Inc.
162,000 5.950%,  8/1/2054 158,983
Kodiak Gas Services, LLC
98,000 7.250%,  2/15/2029
a
101,372
MEG Energy Corporation
65,000 5.875%,  2/1/2029
a
64,934
MPLX, LP
243,000 1.750%,  3/1/2026 238,306
43,000 5.000%,  3/1/2033 42,402

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Energy  2.5% - continued
$ 123,000 5.500%,  6/1/2034 $ 123,500
Nabors Industries, Inc.
78,000 7.375%,  5/15/2027
a
77,025
117,000 9.125%,  1/31/2030
a
112,028
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
65,670
97,000 8.375%,  2/15/2032
a
97,291
Noble Finance II, LLC
78,000 8.000%,  4/15/2030
a
79,421
Northern Oil and Gas, Inc.
90,000 8.750%,  6/15/2031
a
92,745
Northern Oil and Gas, Inc.,
Convertible
274,000 3.625%,  4/15/2029 285,645
Occidental Petroleum Corporation
58,000 5.000%,  8/1/2027 58,499
174,000 8.875%,  7/15/2030 198,828
ONEOK, Inc.
168,000 5.700%,  11/1/2054 155,071
87,000 5.650%,  11/1/2028 90,128
113,000 4.750%,  10/15/2031 111,879
Ovintiv, Inc.
124,000 7.200%,  11/1/2031 133,973
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 121,455
Permian Resources Operating,
LLC, Convertible
65,000 3.250%,  4/1/2028 156,683
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 106,367
Plains All American Pipeline, LP/
PAA Finance Corporation
191,000 4.650%,  10/15/2025 190,952
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
135,410
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
a
76,066
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
136,180
Rockies Express Pipeline, LLC
203,000 4.950%,  7/15/2029
a
199,284
Saturn Oil & Gas, Inc.
36,000 9.625%,  6/15/2029
a,f
35,779
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
60,981
SM Energy Company
135,000 6.500%,  7/15/2028 136,180
53,000 7.000%,  8/1/2032
a
52,226
South Bow USA Infrastructure
Holdings, LLC
46,000 5.584%,  10/1/2034
a
45,515
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
78,000 5.875%,  3/1/2027 77,978
Sunoco, LP
234,000 7.000%,  5/1/2029
a
243,684
Principal
Amount Long-Term Fixed Income  67.7% Value
Energy  2.5% - continued
Sunoco, LP/Sunoco Finance
Corporation
$ 114,000 5.875%,  3/15/2028 $ 114,305
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
209,000 5.500%,  1/15/2028
a
207,773
117,000 7.375%,  2/15/2029
a
120,250
Talos Production, Inc.
34,000 9.000%,  2/1/2029
a
34,811
Targa Resources Corporation
88,000 6.125%,  5/15/2055 86,087
Targa Resources Partners, LP
233,000 4.875%,  2/1/2031 231,131
TGNR Intermediate Holdings, LLC
185,000 5.500%,  10/15/2029
a
179,281
Tidewater, Inc.
28,000 9.125%,  7/15/2030
a,c
28,808
TotalEnergies Capital SA
264,000 5.488%,  4/5/2054 254,051
TransCanada Trust
313,000 5.875%,  8/15/2076
b
313,493
Transocean, Inc.
88,000 8.750%,  2/15/2030
a
90,494
UGI Corporation, Convertible
108,000 5.000%,  6/1/2028 148,821
USA Compression Partners, LP/
USA Compression Finance
Corporation
138,000 7.125%,  3/15/2029
a
141,441
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
176,468
Venture Global Calcasieu Pass,
LLC
94,000 3.875%,  8/15/2029
a
88,617
160,000 4.125%,  8/15/2031
a
148,095
Venture Global LNG, Inc.
158,000 8.125%,  6/1/2028
a
163,300
118,000 9.000%,  9/30/2029
a,b,i
114,719
188,000 8.375%,  6/1/2031
a
195,264
129,000 9.875%,  2/1/2032
a
139,315
Venture Global Plaquemines LNG,
LLC
38,000 6.750%,  1/15/2036
a
38,000
60,000 7.750%,  5/1/2035
a
64,945
Vital Energy, Inc.
89,000 7.750%,  7/31/2029
a
78,599
58,000 7.875%,  4/15/2032
a,f
49,591
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 166,263
98,000 2.600%,  3/15/2031 87,800
48,000 5.600%,  3/15/2035 49,341
Total 14,848,246
Financials  8.1%
Acrisure, LLC/Acrisure Finance,
Inc.
54,000 4.250%,  2/15/2029
a
51,825
76,000 7.500%,  11/6/2030
a
78,511
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.950%,  3/10/2055
b
155,878

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
$ 150,000 6.500%,  7/15/2025
f
$ 150,096
150,000 5.750%,  6/6/2028 155,182
254,000 3.000%,  10/29/2028 241,979
175,000 5.375%,  12/15/2031 178,846
Agree, LP
91,000 5.625%,  6/15/2034 93,280
Air Lease Corporation
180,000 4.650%,  6/15/2026
b,i
178,962
98,000 3.125%,  12/1/2030 90,560
Aircastle, Ltd.
165,000 5.250%,  6/15/2026
a,b,i
163,317
98,000 2.850%,  1/26/2028
a
93,304
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
78,000 4.250%,  10/15/2027
a
76,565
92,000 6.750%,  4/15/2028
a
93,528
108,000 7.000%,  1/15/2031
a
111,716
Ally Financial, Inc.
255,000 4.700%,  5/15/2026
b,i
246,206
254,000 8.000%,  11/1/2031 289,210
122,000 6.700%,  2/14/2033
f
127,116
American Express Company
190,000 3.550%,  9/15/2026
b,i
185,563
5,000 6.338%,  10/30/2026
b
5,029
American Homes 4 Rent, LP
75,000 4.950%,  6/15/2030 75,765
American International Group, Inc.
176,000 5.125%,  3/27/2033 178,931
Americold Realty Operating
Partnership, LP
125,000 5.600%,  5/15/2032 125,612
Ameriprise Financial, Inc.
166,000 5.200%,  4/15/2035 167,221
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
66,250
69,000 4.875%,  6/30/2029
a
67,055
Aon North America, Inc.
176,000 5.750%,  3/1/2054 173,438
Apollo Debt Solutions BDC
137,000 6.700%,  7/29/2031 142,362
Ares Capital Corporation
191,000 2.150%,  7/15/2026 186,119
108,000 5.875%,  3/1/2029 110,123
Ares Strategic Income Fund
220,000 5.450%,  9/9/2028
a
220,108
120,000 5.600%,  2/15/2030 119,637
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 129,428
75,000 5.000%,  2/15/2032 76,011
Assurant, Inc.
128,000 6.100%,  2/27/2026 128,683
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
95,951
Avolon Holdings Funding, Ltd.
180,000 5.750%,  3/1/2029
a
184,909
171,000 5.375%,  5/30/2030
a
174,191
Azorra Finance, Ltd.
168,000 7.750%,  4/15/2030
a
175,182
Banco Santander SA
82,000 4.750%,  11/12/2026
b,i
79,493
Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Bank of America Corporation
$ 225,000 6.125%,  4/27/2027
b,i
$ 228,636
186,000 4.376%,  4/27/2028
b
185,961
294,000 3.593%,  7/21/2028
b
289,487
145,000 5.819%,  9/15/2029
b
151,049
392,000 3.974%,  2/7/2030
b
385,849
160,000 5.162%,  1/24/2031
b
163,992
328,000 2.687%,  4/22/2032
b
294,355
144,000 2.572%,  10/20/2032
b
126,916
179,000 2.972%,  2/4/2033
b
160,292
134,000 5.468%,  1/23/2035
b
137,663
339,000 5.425%,  8/15/2035
b
338,900
92,000 3.846%,  3/8/2037
b
84,189
Bank of Montreal
92,000 3.088%,  1/10/2037
b
79,451
Bank of New York Mellon
Corporation
127,000 4.596%,  7/26/2030
b
128,394
91,000 6.474%,  10/25/2034
b
100,207
Barclays plc
124,000 6.125%,  12/15/2025
b,f,i
124,047
85,000 5.501%,  8/9/2028
b
86,693
145,000 4.972%,  5/16/2029
b
146,516
200,000 4.942%,  9/10/2030
b
201,491
110,000 6.224%,  5/9/2034
b
116,749
88,000 7.119%,  6/27/2034
b
96,131
Belrose Funding Trust II
127,000 6.792%,  5/15/2055
a
129,818
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 84,393
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 25,246
Blackstone Private Credit Fund
161,000 5.600%,  11/22/2029 162,112
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 135,137
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
47,872
171,000 6.100%,  3/15/2028
a
171,926
44,000 6.750%,  4/4/2029 44,873
BNP Paribas SA
122,000 3.132%,  1/20/2033
a,b
108,596
200,000 7.450%,  6/27/2035
a,b,i
201,200
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 150,402
Brookfield Finance, Inc.
106,000 5.813%,  3/3/2055 103,656
Brown & Brown, Inc.
35,000 6.250%,  6/23/2055 36,078
35,000 5.550%,  6/23/2035 35,691
Burford Capital Global Finance,
LLC
186,000 9.250%,  7/1/2031
a
195,757
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,f,i
107,327
135,000 3.273%,  3/1/2030
b
129,129
46,000 6.700%,  11/29/2032 50,228

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Capital One NA
$ 196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
$ 200,814
Capital Southwest Corporation,
Convertible
12,000 5.125%,  11/15/2029 11,797
Centene Corporation
361,000 3.000%,  10/15/2030 322,561
Charles Schwab Corporation
240,000 4.000%,  6/1/2026
b,i
236,396
87,000 6.136%,  8/24/2034
b
94,132
CHL Mortgage Pass-Through Trust
68,760
6.315%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
67,330
548,043
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 235,215
Citadel, LP
102,000 6.375%,  1/23/2032
a
106,511
Citigroup, Inc.
325,000 3.875%,  2/18/2026
b,i
320,526
194,000 1.462%,  6/9/2027
b
188,499
172,000 3.070%,  2/24/2028
b
168,188
90,000 7.375%,  5/15/2028
b,i
94,681
175,000 7.625%,  11/15/2028
b,i
184,169
391,000 4.075%,  4/23/2029
b
387,124
107,000 7.125%,  8/15/2029
b,i
110,286
94,000 6.950%,  2/15/2030
b,i
96,004
210,000 4.952%,  5/7/2031
b
212,393
87,000 6.174%,  5/25/2034
b
91,074
150,000 7.000%,  8/15/2034
b,f,i
157,675
145,000 6.020%,  1/24/2036
b
148,903
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,i
199,113
72,000 5.718%,  7/23/2032
b
74,487
CNA Financial Corporation
176,000 5.125%,  2/15/2034 176,273
Coinbase Global, Inc., Convertible
235,000 0.500%,  6/1/2026 271,307
199,000 0.250%,  4/1/2030 259,794
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
120,000
48,000 5.982%,  1/30/2030
b
49,166
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
104,330
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 188,338
COPT Defense Properties, LP,
Convertible
49,000 5.250%,  9/15/2028
a
55,301
Corebridge Financial, Inc.
173,000 6.375%,  9/15/2054
b
172,426
136,000 6.875%,  12/15/2052
b
140,296
87,000 6.050%,  9/15/2033 91,579
100,000 5.750%,  1/15/2034 103,892
Countrywide Home Loan
Mortgage Pass Through Trust
216,814
5.200%,  11/25/2035, Ser.
2005-22, Class 2A1
b
179,342
Cousins Properties, LP
40,000 5.375%,  2/15/2032 40,416
Credit Acceptance Corporation
56,000 9.250%,  12/15/2028
a
59,284
Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Credit Agricole SA
$ 98,000 3.250%,  1/14/2030
a
$ 91,314
Credit Suisse Group AG
110,000 7.250%,  N/A
*,j
7,425
110,000 7.500%,  N/A
*,j
7,425
Dai-ichi Life Insurance Company,
Ltd.
205,000 6.200%,  1/16/2035
a,b,i
206,860
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
b
328,642
150,000 2.311%,  11/16/2027
b
145,541
136,000 3.742%,  1/7/2033
b
122,411
Digital Realty Trust, LP, Convertible
148,000 1.875%,  11/15/2029
a
155,607
Drawbridge Special Opportunities
Fund, LP
264,000 3.875%,  2/15/2026
a
260,254
Elevance Health, Inc.
176,000 5.650%,  6/15/2054 169,121
257,000 2.550%,  3/15/2031 230,766
Encore Capital Group, Inc.
82,000 9.250%,  4/1/2029
a
87,201
38,000 8.500%,  5/15/2030
a
40,759
Encore Capital Group, Inc.,
Convertible
112,000 4.000%,  3/15/2029 105,140
ERP Operating, LP
140,000 4.950%,  6/15/2032 141,598
Extra Space Storage, LP
96,000 2.400%,  10/15/2031 83,410
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054 133,689
Federal Realty OP, LP, Convertible
53,000 3.250%,  1/15/2029
a
52,655
Fifth Third Bancorp
75,000 4.500%,  9/30/2025
b,i
74,701
86,000 4.772%,  7/28/2030
b
86,534
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 235,502
FirstCash, Inc.
190,000 5.625%,  1/1/2030
a
189,457
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
103,864
Freedom Mortgage Holdings, LLC
176,000 9.250%,  2/1/2029
a
182,808
76,000 9.125%,  5/15/2031
a
78,339
28,000 8.375%,  4/1/2032
a
28,302
FS KKR Capital Corporation
97,000 2.625%,  1/15/2027 93,013
FTAI Aviation Investors, LLC
79,000 5.500%,  5/1/2028
a
78,575
52,000 7.000%,  5/1/2031
a
53,843
48,000 7.000%,  6/15/2032
a
49,561
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
85,675
139,000 5.875%,  3/15/2030
a
139,987
Global Aircraft Leasing Company,
Ltd.
64,000 8.750%,  9/1/2027
a
65,607
Global Net Lease, Inc.
52,000 4.500%,  9/30/2028
a
50,385

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
$ 102,000 3.750%,  12/15/2027
a
$ 97,413
goeasy, Ltd.
128,000 9.250%,  12/1/2028
a
135,426
39,000 7.625%,  7/1/2029
a
40,203
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 81,868
Goldman Sachs Group, Inc.
183,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,i
183,672
124,000 3.650%,  8/10/2026
b,i
121,393
188,000 4.125%,  11/10/2026
b,i
184,537
173,000 1.948%,  10/21/2027
b
167,509
92,000 2.640%,  2/24/2028
b
89,351
185,000 4.482%,  8/23/2028
b
185,246
196,000 3.814%,  4/23/2029
b
192,879
98,000 3.800%,  3/15/2030 95,635
98,000 2.615%,  4/22/2032
b
87,108
97,000 2.383%,  7/21/2032
b
84,715
98,000 6.125%,  11/10/2034
b,f,i
98,129
165,000 5.330%,  7/23/2035
b
166,435
250,000 5.016%,  10/23/2035
b
246,976
Hartford Insurance Group, Inc.
98,000 2.800%,  8/19/2029 92,184
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
48,000 3.750%,  8/15/2028
a
55,392
Hercules Capital, Inc., Convertible
29,000 4.750%,  9/1/2028
a
28,028
HSBC Holdings plc
273,000 4.583%,  6/19/2029
b
273,394
117,000 2.804%,  5/24/2032
b
103,947
HUB International, Ltd.
103,000 7.250%,  6/15/2030
a
107,639
Huntington Bancshares, Inc./OH
105,000 4.450%,  10/15/2027
b,i
103,895
214,000 5.709%,  2/2/2035
b
218,694
140,000 6.141%,  11/18/2039
b
142,716
Huntington Bank Auto Credit-
Linked Notes
183,812
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
185,538
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
75,000 6.250%,  5/15/2026 74,467
193,000 5.250%,  5/15/2027 187,004
ING Groep NV
200,000 1.726%,  4/1/2027
b
195,893
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 123,460
Jane Street Group/JSG Finance,
Inc.
123,000 4.500%,  11/15/2029
a
119,321
40,000 7.125%,  4/30/2031
a
42,086
67,000 6.125%,  11/1/2032
a
67,640
90,000 6.750%,  5/1/2033
a
92,539
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
75,401
98,000 6.625%,  10/15/2031
a
97,647
Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Jefferson Capital Holdings, LLC
$ 65,000 6.000%,  8/15/2026
a
$ 64,680
162,000 9.500%,  2/15/2029
a
170,999
JPMorgan Chase & Company
190,000 3.650%,  6/1/2026
b,i
186,915
294,000 4.005%,  4/23/2029
b
291,414
97,000 2.069%,  6/1/2029
b
90,979
101,000 6.500%,  4/1/2030
b,i
104,310
392,000 4.493%,  3/24/2031
b
391,507
92,000 2.963%,  1/25/2033
b
82,692
83,000 4.912%,  7/25/2033
b
83,481
94,000 5.717%,  9/14/2033
b
97,976
83,000 5.350%,  6/1/2034
b
85,392
98,000 6.254%,  10/23/2034
b
106,510
44,000 5.336%,  1/23/2035
b
45,040
147,000 5.766%,  4/22/2035
b
154,437
84,000 5.502%,  1/24/2036
b
86,520
156,000 5.534%,  11/29/2045
b
156,347
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 141,986
166,000 5.000%,  1/26/2033 163,808
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 122,665
Kite Realty Group, LP, Convertible
9,000 0.750%,  4/1/2027
a
9,293
Liberty Mutual Group, Inc.
44,000 4.125%,  12/15/2051
a,b
42,847
Lincoln National Corporation
74,000
6.944%,  (TSFR3M +
2.619%), 8/18/2025
b
63,003
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
b
302,273
LPL Holdings, Inc.
148,000 4.900%,  4/3/2028 149,125
M&T Bank Corporation
290,000 3.500%,  9/1/2026
b,i
280,061
Macquarie Airfinance Holdings,
Ltd.
35,000 6.400%,  3/26/2029
a
36,538
96,000 5.150%,  3/17/2030
a
95,935
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,b
188,133
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 77,050
MetLife, Inc.
96,000 6.350%,  3/15/2055
b
98,604
130,000 3.850%,  9/15/2025
b,i
129,328
130,000 5.875%,  3/15/2028
b,i
132,542
182,000 6.400%,  12/15/2036 190,585
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
148,810
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 195,654
Mizuho Financial Group, Inc.
200,000 2.564%,  9/13/2031 174,607
88,000 5.748%,  7/6/2034
b
91,610
Molina Healthcare, Inc.
135,000 4.375%,  6/15/2028
a
131,952
77,000 6.250%,  1/15/2033
a
78,378

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Morgan Stanley
$ 116,000 5.516%,  11/19/2055
b
$ 113,359
193,000 1.512%,  7/20/2027
b
187,222
65,000 5.123%,  2/1/2029
b
66,135
118,000 3.622%,  4/1/2031
b
113,157
92,000 2.943%,  1/21/2033
b
82,109
85,000 4.889%,  7/20/2033
b
85,086
88,000 5.250%,  4/21/2034
b
89,518
102,000 5.424%,  7/21/2034
b
104,489
72,000 5.831%,  4/19/2035
b
75,431
61,000 5.587%,  1/18/2036
b
62,617
185,000 2.484%,  9/16/2036
b
157,201
Nationstar Mortgage Holdings,
Inc.
38,000 5.500%,  8/15/2028
a
37,750
120,000 5.125%,  12/15/2030
a
121,449
31,000 7.125%,  2/1/2032
a
32,200
NatWest Group plc
98,000 4.892%,  5/18/2029
b
98,981
225,000 6.475%,  6/1/2034
b
235,569
Navient Corporation
47,000 5.000%,  3/15/2027 46,809
Neuberger Berman CLO, Ltd.
1,225,000
7.518%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
1,226,127
New Mountain Finance
Corporation, Convertible
25,000 7.500%,  10/15/2025 25,064
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
81,231
89,000 5.000%,  1/9/2034
a
89,590
Nippon Life Insurance Company
425,000 5.950%,  4/16/2054
a,b
428,180
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 89,236
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 135,357
200,000 5.783%,  7/3/2034 206,903
Northwestern Mutual Life
Insurance Company
148,000 6.170%,  5/29/2055
a
154,550
Omega Healthcare Investors, Inc.
129,000 5.200%,  7/1/2030 129,724
OneMain Finance Corporation
134,000 3.500%,  1/15/2027 131,187
63,000 6.750%,  3/15/2032 64,185
248,000 7.125%,  9/15/2032 256,747
Panther Escrow Issuer, LLC
226,000 7.125%,  6/1/2031
a
234,758
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
210,000 4.875%,  5/15/2029
a
203,470
Pebblebrook Hotel Trust,
Convertible
487,000 1.750%,  12/15/2026 460,255
PennyMac Financial Services, Inc.
89,000 6.875%,  5/15/2032
a
91,000
Phoenix Aviation Capital, Ltd.
91,000 9.250%,  7/15/2030
a
94,252
Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
PNC Bank NA
$ 98,000 2.700%,  10/22/2029 $ 91,446
PNC Financial Services Group,
Inc.
131,000 6.200%,  9/15/2027
b,i
133,474
77,000 5.582%,  6/12/2029
b
79,743
140,000 6.250%,  3/15/2030
b,i
143,952
87,000 6.875%,  10/20/2034
b
97,257
PRA Group, Inc.
123,000 8.375%,  2/1/2028
a
126,229
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
131,499
81,000 5.250%,  1/15/2035
a
81,375
Prologis, LP
107,000 5.250%,  3/15/2054 100,429
Provident Financing Trust I
112,000 7.405%,  3/15/2038 119,589
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
b
87,041
138,000 6.750%,  3/1/2053
b
144,563
220,000 6.500%,  3/15/2054
b
225,995
120,000 3.700%,  10/1/2050
b
109,455
Realty Income Corporation
163,000 3.200%,  1/15/2027 160,201
Regency Centers, LP
135,000 5.250%,  1/15/2034 136,966
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 91,191
170,000 5.750%,  9/15/2034 174,494
RenaissanceRe Holdings, Ltd.
175,000 5.800%,  4/1/2035 179,799
Rexford Industrial Realty, LP,
Convertible
63,000 4.375%,  3/15/2027
a
62,370
114,000 4.125%,  3/15/2029
a
111,378
RGA Global Funding
83,000 5.500%,  1/11/2031
a
85,606
RHP Hotel Properties, LP/RHP
Finance Corporation
39,000 4.750%,  10/15/2027 38,808
76,000 4.500%,  2/15/2029
a
74,282
Rithm Capital Corporation
58,000 8.000%,  7/15/2030
a
58,290
RLJ Lodging Trust, LP
70,000 4.000%,  9/15/2029
a
65,320
Rocket Companies, Inc.
87,000 6.375%,  8/1/2033
a
89,018
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
113,000 3.625%,  3/1/2029
a
107,379
46,000 3.875%,  3/1/2031
a
42,643
41,000 4.000%,  10/15/2033
a
36,681
Royal Bank of Canada
150,000 6.750%,  8/24/2085
b
150,111
Ryan Specialty, LLC
40,000 4.375%,  2/1/2030
a
38,688
52,000 5.875%,  8/1/2032
a
52,409
Santander Holdings USA, Inc.
90,000 2.490%,  1/6/2028
b
87,122
149,000 5.473%,  3/20/2029
b
151,500

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
Santander UK Group Holdings plc
$ 200,000 1.673%,  6/14/2027
b
$ 194,271
Service Properties Trust
67,000 5.500%,  12/15/2027 66,383
62,000 8.625%,  11/15/2031
a
66,561
Simon Property Group, LP
159,000 2.650%,  7/15/2030 146,674
87,000 6.250%,  1/15/2034 94,396
Sixth Street Lending Partners
85,000 6.125%,  7/15/2030
a
86,553
SLM Corporation
18,000 6.500%,  1/31/2030 18,893
Societe Generale SA
133,000 1.488%,  12/14/2026
a,b
131,064
67,000 10.000%,  11/14/2028
a,b,i
73,120
200,000 5.249%,  5/22/2029
a,b
202,442
Standard Chartered plc
131,000 2.608%,  1/12/2028
a,b
127,226
Starwood Property Trust, Inc.
31,000 6.500%,  10/15/2030
a
32,006
Starwood Property Trust, Inc.,
Convertible
155,000 6.750%,  7/15/2027 165,540
State Street Corporation
88,000 6.700%,  3/15/2029
b,i
91,898
91,000 4.421%,  5/13/2033
b
89,312
Stonex Escrow Issuer, LLC
102,000 6.875%,  7/15/2032
a,c
103,026
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,b
238,702
Sumitomo Mitsui Financial Group,
Inc.
200,000 5.716%,  9/14/2028 207,938
132,000 5.766%,  1/13/2033 138,852
Synchrony Financial
65,000 5.935%,  8/2/2030
b
66,786
82,000 7.250%,  2/2/2033 85,800
Synovus Bank
87,000 5.625%,  2/15/2028 87,943
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
b
130,551
91,000 4.456%,  6/8/2032 89,325
69,000 5.146%,  9/10/2034
b
69,198
Truist Bank
99,000 2.250%,  3/11/2030 89,128
Truist Financial Corporation
160,000 6.047%,  6/8/2027
b
162,150
80,000 1.887%,  6/7/2029
b
74,446
315,000 5.100%,  3/1/2030
b,i
311,593
155,000 5.153%,  8/5/2032
b
158,013
129,000 5.711%,  1/24/2035
b
133,715
U.S. Bancorp
127,000 4.548%,  7/22/2028
b
127,287
42,000 5.836%,  6/12/2034
b
44,117
125,000 5.678%,  1/23/2035
b
129,772
UBS Group AG
200,000 4.875%,  2/12/2027
a,b,i
194,529
191,000 3.869%,  1/12/2029
a,b
188,052
United Wholesale Mortgage, LLC
212,000 5.500%,  4/15/2029
a
205,779
Principal
Amount Long-Term Fixed Income  67.7% Value
Financials  8.1% - continued
UnitedHealth Group, Inc.
$ 264,000 5.375%,  4/15/2054 $ 246,792
Ventas Realty, LP, Convertible
110,000 3.750%,  6/1/2026 131,505
Vornado Realty, LP
58,000 3.400%,  6/1/2031 51,741
Wells Fargo & Company
100,000 3.900%,  3/15/2026
b,i
98,975
89,000 3.526%,  3/24/2028
b
87,765
196,000 3.584%,  5/22/2028
b
192,982
127,000 4.808%,  7/25/2028
b
128,071
180,000 7.625%,  9/15/2028
b,i
193,328
196,000 4.478%,  4/4/2031
b
195,075
62,000 5.389%,  4/24/2034
b
63,441
88,000 5.557%,  7/25/2034
b
90,818
101,000 6.491%,  10/23/2034
b
110,396
357,000 5.499%,  1/23/2035
b
366,110
Welltower OP, LLC, Convertible
231,000 2.750%,  5/15/2028
a
376,068
7,000 3.125%,  7/15/2029
a
9,279
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
142,056
Willis North America, Inc.
88,000 5.900%,  3/5/2054 87,467
XHR, LP
109,000 4.875%,  6/1/2029
a
105,638
33,000 6.625%,  5/15/2030
a
33,623
Total 47,375,882
Foreign Government  0.1%
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
a
154,136
Saudi Arabian Oil Company
130,000 5.750%,  7/17/2054
a
121,537
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
a
188,954
Total 464,627
Mortgage-Backed Securities  21.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
310,887 2.000%,  1/1/2052 249,867
145,983 6.000%,  1/1/2055 150,866
5,084,730 2.500%,  5/1/2051 4,253,486
3,645,404 3.500%,  5/1/2052 3,310,773
2,305,318 4.000%,  5/1/2052 2,161,596
4,505,928 5.000%,  7/1/2053 4,448,217
5,451,319 5.500%,  7/1/2053 5,491,227
304,127 5.000%,  8/1/2053 300,909
1,111,842 5.500%,  9/1/2053 1,124,500
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,061,504 2.500%,  7/1/2030 1,992,688
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
2,604,630 3.500%,  5/1/2040 2,492,495

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Mortgage-Backed Securities  21.0% -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 5,373,489 3.000%,  1/1/2052 $ 4,692,167
702,579 2.000%,  2/1/2051 564,681
439,802 2.000%,  2/1/2051 353,481
3,323,347 2.500%,  2/1/2051 2,757,595
2,720,573 2.500%,  2/1/2051 2,287,041
6,347,950 2.000%,  3/1/2051 5,051,214
3,563,668 4.000%,  3/1/2051 3,366,719
6,018,150 3.000%,  3/1/2052 5,221,890
4,995,923 2.000%,  4/1/2051 3,959,245
3,557,317 3.000%,  4/1/2051 3,099,379
3,612,268 3.000%,  5/1/2050 3,137,058
854,909 2.000%,  5/1/2051 683,777
2,021,496 3.000%,  5/1/2051 1,792,512
2,145,726 3.000%,  6/1/2050 1,911,274
1,003,254 4.000%,  6/1/2052 935,575
2,831,753 5.000%,  6/1/2053 2,801,267
4,736,531 2.500%,  7/1/2051 3,990,695
2,319,382 3.500%,  7/1/2051 2,113,120
2,272,821 4.000%,  7/1/2052 2,119,507
1,015,504 2.500%,  8/1/2050 857,146
4,381,190 3.500%,  8/1/2050 4,005,531
4,092,285 3.500%,  8/1/2052 3,697,367
2,498,511 4.500%,  8/1/2052 2,396,749
418,570 5.000%,  8/1/2053 414,064
3,153,377 3.500%,  9/1/2052 2,867,022
1,201,781 3.500%,  9/1/2052 1,092,762
351,034 5.000%,  9/1/2052 347,331
741,332 4.500%,  9/1/2053 714,413
2,637,029 4.500%,  9/1/2053 2,531,469
3,834,827 4.000%,  10/1/2052 3,588,589
817,856 2.000%,  11/1/2051 657,314
1,554,703 3.500%,  11/1/2052 1,418,108
3,380,844 2.000%,  12/1/2050 2,702,590
11,170,330 4.500%,  12/1/2052 10,760,990
45,000 5.500%,  7/1/2042
c
44,990
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,394,368 2.500%,  3/1/2062 4,282,069
1,940,972 3.500%,  7/1/2061 1,716,783
1,977,053 4.000%,  12/1/2061 1,825,543
PRPM, LLC
550,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,d
502,217
297,770
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,d
299,429
Total 123,537,297
Technology  2.3%
Accenture Capital, Inc.
143,000 4.500%,  10/4/2034 139,170
Adobe, Inc.
153,000 5.300%,  1/17/2035 159,932
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 86,853
Akamai Technologies, Inc.,
Convertible
155,000 0.375%,  9/1/2027 150,118
182,000 1.125%,  2/15/2029 172,263
Principal
Amount Long-Term Fixed Income  67.7% Value
Technology  2.3% - continued
$ 197,000 0.250%,  5/15/2033
a
$ 203,403
Alphabet, Inc.
87,000 5.250%,  5/15/2055 85,684
Apple, Inc.
444,000 3.750%,  9/12/2047 350,349
Block, Inc.
266,000 6.500%,  5/15/2032 274,438
Block, Inc., Convertible
34,000 0.250%,  11/1/2027 30,345
Boost Newco Borrower, LLC
197,000 7.500%,  1/15/2031
a
209,118
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
87,785
84,000 4.800%,  10/15/2034 82,985
CACI International, Inc.
38,000 6.375%,  6/15/2033
a
39,214
Central Parent, Inc./CDK Global,
Inc.
62,000 7.250%,  6/15/2029
a
50,385
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 169,860
Clarivate Science Holdings
Corporation
86,000 3.875%,  7/1/2028
a
82,433
Cloud Software Group, Inc.
353,000 6.500%,  3/31/2029
a
356,287
CommScope Technologies, LLC
58,000 5.000%,  3/15/2027
a
56,489
CommScope, LLC
63,000 4.750%,  9/1/2029
a
61,506
63,000 9.500%,  12/15/2031
a,f
65,974
Consensus Cloud Solutions, Inc.
40,000 6.000%,  10/15/2026
a
39,800
CoreWeave, Inc.
87,000 9.250%,  6/1/2030
a
88,943
CSG Systems International, Inc.,
Convertible
164,000 3.875%,  9/15/2028 184,746
Dayforce, Inc., Convertible
244,000 0.250%,  3/15/2026 234,728
Dell International, LLC/EMC
Corporation
126,000 4.750%,  4/1/2028 127,475
Dell, Inc.
118,000 6.500%,  4/15/2038 125,692
Diebold Nixdorf, Inc.
49,000 7.750%,  3/31/2030
a
51,984
Fair Isaac Corporation
103,000 6.000%,  5/15/2033
a
103,944
Fiserv, Inc.
172,000 5.350%,  3/15/2031 178,328
43,000 5.600%,  3/2/2033 44,587
172,000 5.450%,  3/15/2034 176,180
138,000 5.150%,  8/12/2034 138,504
Gen Digital, Inc.
97,000 7.125%,  9/30/2030
a
100,670
30,000 6.250%,  4/1/2033
a
30,805
Global Payments, Inc.
106,000 5.950%,  8/15/2052
f
101,899
137,000 4.950%,  8/15/2027 138,607
98,000 3.200%,  8/15/2029 92,670

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Technology  2.3% - continued
Global Payments, Inc., Convertible
$ 283,000 1.500%,  3/1/2031
f
$ 252,719
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
59,000 4.625%,  5/1/2028
a
55,809
Hewlett Packard Enterprise
Company
115,000 4.850%,  10/15/2031 114,702
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 128,188
II-VI, Inc.
83,000 5.000%,  12/15/2029
a
81,517
Intel Corporation
237,000 4.900%,  7/29/2045 201,022
InterDigital, Inc., Convertible
66,000 3.500%,  6/1/2027 192,225
ION Trading Technologies SARL
83,000 9.500%,  5/30/2029
a
85,241
Iron Mountain, Inc.
334,000 4.875%,  9/15/2027
a
332,099
220,000 4.500%,  2/15/2031
a
209,614
Jabil, Inc.
88,000 5.450%,  2/1/2029 90,237
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 89,248
Mastercard, Inc.
97,000 4.875%,  5/9/2034 98,162
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 55,877
Microchip Technology, Inc.,
Convertible
186,000 0.750%,  6/1/2030 182,652
Micron Technology, Inc.
36,000 5.650%,  11/1/2032 37,421
Moody's Corporation
94,000 4.250%,  8/8/2032 91,801
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
71,199
NCR Voyix Corporation
114,000 5.000%,  10/1/2028
a
112,845
86,000 5.125%,  4/15/2029
a
84,705
Neptune Bidco US, Inc.
118,000 9.290%,  4/15/2029
a
114,895
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
98,000 4.300%,  6/18/2029 97,104
ON Semiconductor Corporation,
Convertible
209,000 Zero Coupon,  5/1/2027 247,435
289,000 0.500%,  3/1/2029 267,094
Open Text Corporation
96,000 3.875%,  12/1/2029
a
90,425
Open Text Holdings, Inc.
200,000 4.125%,  2/15/2030
a
189,023
Oracle Corporation
163,000 5.375%,  9/27/2054 149,004
312,000 6.900%,  11/9/2052 347,050
245,000 2.950%,  4/1/2030 228,793
133,000 6.250%,  11/9/2032 143,927
Principal
Amount Long-Term Fixed Income  67.7% Value
Technology  2.3% - continued
Paychex, Inc.
$ 29,000 5.600%,  4/15/2035 $ 29,976
PayPal Holdings, Inc.
176,000 5.500%,  6/1/2054 172,624
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a
40,364
Qualcomm, Inc.
186,000 4.750%,  5/20/2032 188,170
RingCentral, Inc.
167,000 8.500%,  8/15/2030
a
178,688
Rocket Software, Inc.
96,000 9.000%,  11/28/2028
a
98,957
Sabre GLBL, Inc.
58,000 11.125%,  7/15/2030
a
60,668
Seagate HDD Cayman
29,000 9.625%,  12/1/2032 32,691
Semtech Corporation, Convertible
131,000 1.625%,  11/1/2027 188,370
Sensata Technologies BV
143,000 4.000%,  4/15/2029
a
136,005
Sensata Technologies, Inc.
44,000 3.750%,  2/15/2031
a
40,107
Shift4 Payments, Inc., Convertible
226,000 Zero Coupon,  12/15/2025 285,325
199,000 0.500%,  8/1/2027
f
212,930
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
112,000 6.750%,  8/15/2032
a
116,320
SS&C Technologies, Inc.
162,000 5.500%,  9/30/2027
a
162,142
33,000 6.500%,  6/1/2032
a
34,258
Synaptics, Inc., Convertible
170,000 0.750%,  12/1/2031
a
160,212
Synopsys, Inc.
109,000 5.700%,  4/1/2055 108,374
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 82,929
UKG, Inc.
88,000 6.875%,  2/1/2031
a
91,307
Verint Systems, Inc., Convertible
114,000 0.250%,  4/15/2026 109,041
Verisk Analytics, Inc.
60,000 5.250%,  3/15/2035 60,340
Viavi Solutions, Inc.
61,000 3.750%,  10/1/2029
a
56,999
Viavi Solutions, Inc., Convertible
123,000 1.625%,  3/15/2026 123,769
Vishay Intertechnology, Inc.,
Convertible
297,000 2.250%,  9/15/2030 265,815
VMware, LLC
194,000 1.400%,  8/15/2026 187,633
237,000 4.700%,  5/15/2030 237,941
123,000 2.200%,  8/15/2031 106,756
Western Digital Corporation,
Convertible
300,000 3.000%,  11/15/2028
f
538,500
Xerox Holdings Corporation
15,000 5.000%,  8/15/2025
a
14,921
111,000 5.500%,  8/15/2028
a
84,677

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Technology  2.3% - continued
Xerox Holdings Corporation,
Convertible
$ 276,000 3.750%,  3/15/2030 $ 156,630
Ziff Davis, Inc., Convertible
23,000 1.750%,  11/1/2026 21,821
77,000 3.625%,  3/1/2028
a
71,803
Total 13,773,249
Transportation  0.5%
Air Canada
68,000 3.875%,  8/15/2026
a
67,313
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
104,333 5.500%,  4/20/2026
a
104,094
116,920 5.750%,  4/20/2029
a
116,817
Avianca Midco 2 plc
60,000 9.625%,  2/14/2030
a
55,338
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a,f
97,344
Burlington Northern Santa Fe, LLC
88,000 5.500%,  3/15/2055 87,135
DCLI Bidco, LLC
60,000 7.750%,  11/15/2029
a
60,777
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028 180,021
139,000 5.250%,  7/10/2030 139,892
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
37,116 4.500%,  10/20/2025
a
37,027
ERAC USA Finance, LLC
179,000 5.200%,  10/30/2034
a
182,387
Greenbrier Companies, Inc.,
Convertible
129,000 2.875%,  4/15/2028 136,908
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
99,201 6.500%,  6/20/2027
a
99,331
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 133,061
OneSky Flight, LLC
106,000 8.875%,  12/15/2029
a
110,372
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
a
109,550
96,000 1.700%,  6/15/2026
a
93,383
Rand Parent, LLC
165,000 8.500%,  2/15/2030
a
165,686
RXO, Inc.
61,000 7.500%,  11/15/2027
a
62,442
Ryder System, Inc.
81,000 2.850%,  3/1/2027 78,896
Southwest Airlines Company
100,000 5.125%,  6/15/2027 100,894
Stena International SA
129,000 7.250%,  1/15/2031
a
129,400
Union Pacific Corporation
70,000 5.600%,  12/1/2054 69,625
United Airlines, Inc.
175,000 4.625%,  4/15/2029
a
169,866
Principal
Amount Long-Term Fixed Income  67.7% Value
Transportation  0.5% - continued
United Parcel Service, Inc.
$ 64,000 4.650%,  10/15/2030 $ 64,881
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
52,321
88,000 6.375%,  2/1/2030
a,f
82,498
Total 2,787,259
U.S. Government & Agencies  6.4%
U.S. Treasury Bonds
3,317,000 3.625%,  5/15/2053 2,705,428
1,252,000 4.750%,  11/15/2053 1,240,654
4,556,000 4.625%,  2/15/2035 4,700,511
U.S. Treasury Notes
2,300,000 4.250%,  12/31/2025 2,300,022
16,900,000 4.375%,  7/31/2026 16,967,336
7,400,000 4.125%,  7/31/2028 7,489,320
2,501,000 4.000%,  2/28/2030 2,525,326
Total 37,928,597
Utilities  2.4%
AES Corporation
100,000 7.600%,  1/15/2055
b
102,960
156,000 3.950%,  7/15/2030
a
148,313
Algonquin Power & Utilities
Corporation
256,000 4.750%,  1/18/2082
b
249,683
Alliant Energy Corporation,
Convertible
88,000 3.875%,  3/15/2026 90,376
56,000 3.250%,  5/30/2028
a
55,720
Ameren Corporation
98,000 1.750%,  3/15/2028 91,428
American Electric Power
Company, Inc.
161,000 6.950%,  12/15/2054
b
167,865
98,000 2.300%,  3/1/2030 88,406
American Water Capital
Corporation
129,000 5.450%,  3/1/2054 124,774
American Water Capital
Corporation, Convertible
162,000 3.625%,  6/15/2026 162,632
Arizona Public Service Company
87,000 5.550%,  8/1/2033 89,036
Atmos Energy Corporation
84,000 5.000%,  12/15/2054 76,384
Calpine Corporation
130,000 4.500%,  2/15/2028
a
128,946
CenterPoint Energy, Inc.
93,000 7.000%,  2/15/2055
b
97,336
47,000 6.700%,  5/15/2055
b
47,432
95,000 1.450%,  6/1/2026 92,358
146,000 2.650%,  6/1/2031
f
130,170
CenterPoint Energy, Inc.,
Convertible
132,000 4.250%,  8/15/2026 142,824
4,965 3.369%,  9/15/2029 239,777
CMS Energy Corporation,
Convertible
94,000 3.375%,  5/1/2028 99,922

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Utilities  2.4% - continued
Consolidated Edison Company of
New York, Inc.
$ 264,000 5.700%,  5/15/2054 $ 263,547
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 129,311
90,000 5.800%,  3/1/2033 95,167
Dominion Energy, Inc.
138,000 6.875%,  2/1/2055
b
145,174
138,000 7.000%,  6/1/2054
b
148,065
98,000 3.375%,  4/1/2030 93,132
DTE Energy Company
80,000 4.875%,  6/1/2028 81,176
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 261,590
Duke Energy Corporation
180,000 3.250%,  1/15/2082
b
172,728
121,000 5.800%,  6/15/2054 118,144
100,000 6.450%,  9/1/2054
b
102,781
93,000 4.500%,  8/15/2032 90,929
95,000 5.750%,  9/15/2033 99,778
Duke Energy Corporation,
Convertible
245,000 4.125%,  4/15/2026 259,210
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 85,970
Edison International
88,000 7.875%,  6/15/2054
b,f
83,368
138,000 5.000%,  12/15/2026
b,f,i
119,293
Enel Finance International NV
200,000 5.125%,  6/26/2029
a
203,723
Entergy Corporation
97,000 1.900%,  6/15/2028 90,708
Entergy Louisiana, LLC
93,000 5.800%,  3/15/2055 93,011
Evergy, Inc., Convertible
144,000 4.500%,  12/15/2027 168,408
Exelon Corporation
349,000 5.600%,  3/15/2053 335,392
98,000 4.050%,  4/15/2030 96,407
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
161,423
FirstEnergy Corporation,
Convertible
52,000 4.000%,  5/1/2026 52,286
165,000 3.625%,  1/15/2029
a
166,980
140,000 3.875%,  1/15/2031
a
141,610
Georgia Power Company
54,000 4.950%,  5/17/2033 54,418
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
94,000
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
162,179
Lightning Power, LLC
72,000 7.250%,  8/15/2032
a
75,776
Long Ridge Energy, LLC
96,000 8.750%,  2/15/2032
a
99,720
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 339,575
Principal
Amount Long-Term Fixed Income  67.7% Value
Utilities  2.4% - continued
National Rural Utilities Cooperative
Finance Corporation
$ 89,000 4.850%,  2/7/2029 $ 90,596
NextEra Energy Capital Holdings,
Inc.
149,000 5.900%,  3/15/2055 149,470
100,000 3.800%,  3/15/2082
b
95,818
214,000 6.750%,  6/15/2054
b
222,019
98,000 2.250%,  6/1/2030 88,257
55,000 5.300%,  3/15/2032 56,653
NextEra Energy Capital Holdings,
Inc., Convertible
99,000 3.000%,  3/1/2027 112,563
NiSource, Inc.
49,000 6.375%,  3/31/2055
b
49,277
146,000 5.850%,  4/1/2055 144,468
102,000 6.950%,  11/30/2054
b
106,179
98,000 2.950%,  9/1/2029 92,454
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 84,838
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
109,380
128,000 10.250%,  3/15/2028
a,b,i
142,135
73,000 3.375%,  2/15/2029
a
68,836
135,000 5.250%,  6/15/2029
a
134,261
54,000 6.000%,  2/1/2033
a
54,538
54,000 6.250%,  11/1/2034
a
55,018
Oncor Electric Delivery Company,
LLC
116,000 5.550%,  6/15/2054 112,248
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 88,541
172,000 5.550%,  5/15/2029 174,773
PG&E Corporation
34,000 7.375%,  3/15/2055
b
32,199
44,000 5.000%,  7/1/2028 42,858
PG&E Corporation, Convertible
477,000 4.250%,  12/1/2027 473,327
Pinnacle West Capital Corporation,
Convertible
80,000 4.750%,  6/15/2027 86,640
PPL Capital Funding, Inc.
129,000 5.250%,  9/1/2034 130,037
PPL Capital Funding, Inc.,
Convertible
131,000 2.875%,  3/15/2028 141,487
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 84,646
Sempra
101,000 6.550%,  4/1/2055
b
95,774
101,000 6.625%,  4/1/2055
b
97,700
100,000 6.400%,  10/1/2054
b
94,933
101,000 6.875%,  10/1/2054
b
101,852
101,000 4.875%,  10/15/2025
b,i
100,584
Southern California Edison
Company
176,000 5.450%,  6/1/2031 179,079
Southern Company
112,000 5.700%,  10/15/2032 117,645
193,000 4.850%,  3/15/2035 188,670
111,000 4.000%,  1/15/2051
b
110,359

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  67.7% Value
Utilities  2.4% - continued
$ 317,000 3.750%,  9/15/2051
b
$ 312,632
Southern Company, Convertible
118,000 3.875%,  12/15/2025 130,602
220,000 4.500%,  6/15/2027 242,002
72,000 3.250%,  6/15/2028
a
72,360
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
a
311,792
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 111,775
Vistra Corporation
76,000 8.000%,  10/15/2026
a,b,i
77,843
78,000 7.000%,  12/15/2026
a,b,i
78,939
Vistra Operations Company, LLC
163,000 5.000%,  7/31/2027
a
162,800
WEC Energy Group, Inc.,
Convertible
108,000 3.375%,  6/1/2028 108,162
110,000 4.375%,  6/1/2027 123,904
119,000 4.375%,  6/1/2029 137,028
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 97,149
138,000 4.600%,  6/1/2032 134,946
89,000 5.600%,  4/15/2035 90,861
XPLR Infrastructure Operating
Partners, LP
214,000 3.875%,  10/15/2026
a
209,076
19,000 8.375%,  1/15/2031
a,f
20,294
19,000 8.625%,  3/15/2033
a,f
20,364
XPLR Infrastructure, LP,
Convertible
355,000 Zero Coupon,  11/15/2025
a
345,238
66,000 2.500%,  6/15/2026
a,f
63,030
Total 14,272,230
Total Long-Term Fixed Income
(cost $405,122,035) 398,655,062
Shares Common Stock 12.3% Value
Communications Services  1.0%
1,757 Alphabet, Inc., Class A 309,636
8,605 Alphabet, Inc., Class C 1,526,441
4,841 AT&T, Inc. 140,099
997 Cogent Communications Holdings 48,065
8,385 Comcast Corporation 299,261
2,990 Meta Platforms, Inc. 2,206,889
360 Netflix, Inc.
k
482,087
84 New York Times Company 4,702
350 News Corporation, Class A 10,402
259 Spotify Technology SA
k
198,741
281 T-Mobile US, Inc. 66,951
342 Tripadvisor, Inc.
k
4,463
1,672 Verizon Communications, Inc. 72,347
878 Walt Disney Company 108,881
18,991 Warner Brothers Discovery, Inc.
k
217,637
Total 5,696,602
Consumer Discretionary  1.2%
1,136 Advance Auto Parts, Inc. 52,813
10,528 Amazon.com, Inc.
k
2,309,738
2,104 Aptiv plc
k
143,535
8 AutoZone, Inc.
k
29,698
Shares Common Stock  12.3% Value
Consumer Discretionary  1.2% - continued
2,047 Best Buy Company, Inc. $ 137,415
54 Booking Holdings, Inc. 312,619
294 Boot Barn Holdings, Inc.
k
44,688
783 Build-A-Bear Workshop, Inc. 40,371
2,226 Champion Homes, Inc.
k
139,370
1,078 Columbia Sportswear Company 65,844
974 Crocs, Inc.
k
98,647
2,051 D.R. Horton, Inc. 264,415
1,001 DoorDash, Inc.
k
246,756
876 Expedia Group, Inc. 147,764
812 Garmin, Ltd. 169,481
88 Group 1 Automotive, Inc. 38,430
680 Hilton Worldwide Holdings, Inc. 181,111
919 Home Depot, Inc. 336,942
1,320 La-Z-Boy, Inc. 49,064
1,179 Lowe's Companies, Inc. 261,585
461 Lululemon Athletica, Inc.
k
109,524
182 Marriott Vacations Worldwide
Corporation 13,160
187 McDonald's Corporation 54,636
388 Modine Manufacturing Company
k
38,218
15 NVR, Inc.
k
110,785
3,090 O'Reilly Automotive, Inc.
k
278,502
50 Ross Stores, Inc. 6,379
707 SharkNinja, Inc.
k
69,986
1,225 Six Flags Entertainment
Corporation
k
37,277
8,924 Sony Group Corporation ADR
f
232,292
2,463 Tesla, Inc.
k
782,397
2,612 Wyndham Hotels & Resorts, Inc. 212,120
952 Wynn Resorts, Ltd. 89,174
Total 7,104,736
Consumer Staples  0.4%
890 BJ's Wholesale Club Holdings,
Inc.
k
95,969
180 Casey's General Stores, Inc. 91,849
1,109 Church & Dwight Company, Inc. 106,586
894 Colgate-Palmolive Company 81,265
62 Costco Wholesale Corporation 61,376
23,139 Coty, Inc.
k
107,596
334 J & J Snack Foods Corporation 37,879
948 John B. Sanfilippo & Son, Inc. 59,951
12,112 Kenvue, Inc. 253,504
3,476 Keurig Dr Pepper, Inc. 114,916
315 Lancaster Colony Corporation 54,422
437 Monster Beverage Corporation
k
27,374
652 Philip Morris International, Inc. 118,749
1,729 Procter & Gamble Company 275,464
4,782 Sysco Corporation 362,189
632 Turning Point Brands, Inc. 47,887
4,300 Unilever plc ADR 263,031
3,081 Walmart, Inc. 301,260
Total 2,461,267
Energy  0.5%
1,470 Antero Midstream Corporation 27,856
559 Archrock, Inc. 13,880
2,281 Baker Hughes Company 87,453
335 Cheniere Energy, Inc. 81,579
4,393 ConocoPhillips 394,228
8,213 Devon Energy Corporation 261,255
10,562 Enterprise Products Partners, LP 327,528
755 EOG Resources, Inc. 90,306

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Energy  0.5% - continued
1,871 Expand Energy Corporation $ 218,795
6,184 Exxon Mobil Corporation 666,635
5,530 Halliburton Company 112,701
1,589 Kinder Morgan, Inc. 46,717
1,071 Marathon Petroleum Corporation 177,904
914 Matador Resources Company 43,616
218 Noble Corporation plc 5,788
1,968 Shell plc ADR 138,567
1,547 TechnipFMC plc 53,279
1,591 Williams Companies, Inc. 99,931
Total 2,848,018
Financials  2.0%
867 Allstate Corporation 174,536
4,405 Ally Financial, Inc. 171,575
758 Amalgamated Financial
Corporation 23,650
664 American Express Company 211,803
2,726 American International Group, Inc. 233,318
453 Ameriprise Financial, Inc. 241,780
1,957 Arch Capital Group, Ltd. 178,185
573 Associated Banc-Corp 13,975
15,443 Bank of America Corporation 730,763
65 Bank of Marin Bancorp 1,485
1,162 Bank of N.T. Butterfield & Son, Ltd. 51,453
2,847 Bank of New York Mellon
Corporation 259,390
222 BankUnited, Inc. 7,901
535 Berkshire Hathaway, Inc.
k
259,887
398 Berkshire Hills Bancorp, Inc. 9,966
50 BlackRock, Inc. 52,462
3,642 Bridgewater Bancshares, Inc.
k
57,944
107 Byline Bancorp, Inc. 2,860
2,575 Capital One Financial Corporation 547,857
491 Cboe Global Markets, Inc. 114,506
116 Central Pacific Financial
Corporation 3,251
7,551 Charles Schwab Corporation 688,953
1,042 Chubb, Ltd. 301,888
508 Citigroup, Inc. 43,241
170 CME Group, Inc. 46,855
320 Community Trust Bancorp, Inc. 16,934
1,176 Donnelley Financial Solutions, Inc.
k
72,500
12 Enact Holdings, Inc. 446
602 Enterprise Financial Services
Corporation 33,170
105 FactSet Research Systems, Inc. 46,964
354 Federal Agricultural Mortgage
Corporation 68,775
35 Financial Institutions, Inc. 899
560 First Bancorp/Puerto Rico 11,665
116 First Citizens BancShares, Inc./NC 226,951
46 First Financial Corporation 2,493
90 First Mid-Illinois Bancshares, Inc. 3,374
508 Fiserv, Inc.
k
87,584
1,356 Fulton Financial Corporation 24,462
1,344 Glacier Bancorp, Inc. 57,900
287 Great Southern Bancorp, Inc. 16,870
330 Hometrust Bancshares, Inc. 12,345
280 Houlihan Lokey, Inc. 50,386
157 Independent Bank Corporation/MI 5,088
3,095 Intercontinental Exchange, Inc. 567,840
3,740 JPMorgan Chase & Company 1,084,263
13,296 KeyCorp 231,616
324 Kinsale Capital Group, Inc. 156,784
Shares Common Stock  12.3% Value
Financials  2.0% - continued
811 M&T Bank Corporation $ 157,326
476 Marsh & McLennan Companies,
Inc. 104,073
555 Mastercard, Inc. 311,877
3,083 MetLife, Inc. 247,935
696 MidWestOne Financial Group, Inc. 20,024
98 Moody's Corporation 49,156
391 MSCI, Inc. 225,505
2,309 Nasdaq, Inc. 206,471
1,283 Northern Trust Corporation 162,672
1,202 Northwest Bancshares, Inc. 15,362
583 OceanFirst Financial Corporation 10,267
289 OFG Bancorp 12,369
1,955 Old National Bancorp 41,720
832 Old Second Bancorp, Inc. 14,760
37 PNC Financial Services Group,
Inc. 6,898
224 Popular, Inc. 24,687
652 Progressive Corporation 173,993
763 Prosperity Bancshares, Inc. 53,593
1,290 Provident Financial Services, Inc. 22,614
2,971 Radian Group, Inc. 107,015
1,194 RLI Corporation 86,231
1,607 Robinhood Markets, Inc.
k
150,463
382 S&P Global, Inc. 201,425
1,856 Tradeweb Markets, Inc. 271,718
1,097 Triumph Financial, Inc.
k
60,456
716 Trustmark Corporation 26,105
166 U.S. Bancorp 7,511
2,050 Visa, Inc. 727,852
11,099 Wells Fargo & Company 889,252
2,700 Zions Bancorp NA 140,238
Total 11,738,361
Health Care  1.4%
1,386 Abbott Laboratories 188,510
1,384 AbbVie, Inc. 256,898
2,719 ADMA Biologics, Inc.
k
49,513
1,661 Agilent Technologies, Inc. 196,015
409 Align Technology, Inc.
k
77,436
842 Amgen, Inc. 235,095
6,254 Avantor, Inc.
k
84,179
1,850 BioMarin Pharmaceutical, Inc.
k
101,695
2,765 Boston Scientific Corporation
k
296,989
552 Cencora, Inc. 165,517
2,147 Centene Corporation
k
116,539
90 Chemed Corporation 43,824
714 Cigna Group 236,034
1,829 Concentra Group Holdings Parent,
Inc. 37,623
237 Cooper Companies, Inc.
k
16,865
276 CorVel Corporation
k
28,367
2,101 Danaher Corporation 415,032
609 Eli Lilly & Company 474,734
527 Encompass Health Corporation 64,626
2,082 Gilead Sciences, Inc. 230,831
427 IDEXX Laboratories, Inc.
k
229,017
844 Illumina, Inc.
k
80,526
184 Insulet Corporation
k
57,809
597 Intuitive Surgical, Inc.
k
324,416
3,935 Johnson & Johnson 601,071
1,242 Labcorp Holdings, Inc. 326,037
112 Medpace Holdings, Inc.
k
35,152
3,241 Medtronic plc 282,518
5,701 Merck & Company, Inc. 451,291

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Health Care  1.4% - continued
27 Mettler-Toledo International, Inc.
k
$ 31,717
979 Neurocrine Biosciences, Inc.
k
123,051
256 Penumbra, Inc.
k
65,697
5,778 Progyny, Inc.
k
127,116
376 Repligen Corporation
k
46,767
5,528 Sanofi SA ADR 267,058
381 STERIS plc 91,524
2,032 Stevanato Group SPA 49,642
362 Stryker Corporation 143,218
402 Thermo Fisher Scientific, Inc. 162,995
1,109 Twist Bioscience Corporation
k
40,800
218 United Therapeutics Corporation
k
62,642
1,355 UnitedHealth Group, Inc. 422,719
497 Vertex Pharmaceuticals, Inc.
k
221,264
1,684 Viemed Healthcare, Inc.
k
11,636
349 Waters Corporation
k
121,815
2,609 Zimmer Biomet Holdings, Inc. 237,967
798 Zoetis, Inc. 124,448
Total 8,056,235
Industrials  1.4%
4,523 Amentum Holdings, Inc.
k
106,788
1,042 AMETEK, Inc. 188,560
38 Armstrong World Industries, Inc. 6,173
724 Automatic Data Processing, Inc. 223,282
144 Axon Enterprise, Inc.
k
119,223
3,189 Badger Infrastructure Solutions,
Ltd. 111,425
1,640 Barrett Business Services, Inc. 68,372
418 BWX Technologies, Inc. 60,217
970 Caterpillar, Inc. 376,564
21,383 CNH Industrial NV 277,124
14,444 CSX Corporation 471,308
76 Curtiss-Wright Corporation 37,130
1,080 Dayforce, Inc.
k
59,821
6,557 Delta Air Lines, Inc. 322,473
780 Enerpac Tool Group Corporation 31,637
784 Expeditors International of
Washington, Inc. 89,572
8,251 Fastenal Company 346,542
907 Ferguson Enterprises, Inc. 197,499
3,458 Flowserve Corporation 181,026
2,712 Gates Industrial Corporation plc
k
62,457
830 General Dynamics Corporation 242,078
926 General Electric Company 238,343
154 Graco, Inc. 13,239
66 Great Lakes Dredge & Dock
Corporation
k
804
1,453 Helios Technologies, Inc. 48,487
3,166 Hexcel Corporation 178,847
1,494 Honeywell International, Inc. 347,923
898 Howmet Aerospace, Inc. 167,145
193 IES Holdings, Inc.
k
57,172
1,247 Ingersoll Rand, Inc. 103,725
1,509 Jacobs Solutions, Inc. 198,358
1,108 JB Hunt Transport Services, Inc. 159,109
190 Johnson Controls International plc 20,068
1,266 Knight-Swift Transportation
Holdings, Inc. 55,995
727 Korn Ferry 53,311
1,095 L3Harris Technologies, Inc. 274,670
332 Landstar System, Inc. 46,155
771 Leidos Holdings, Inc. 121,633
463 Lincoln Electric Holdings, Inc. 95,989
46 Lockheed Martin Corporation 21,304
Shares Common Stock  12.3% Value
Industrials  1.4% - continued
239 Masco Corporation $ 15,382
3,920 Masterbrand, Inc.
k
42,846
423 Miller Industries, Inc. 18,806
307 Moog, Inc. 55,558
899 Old Dominion Freight Line, Inc. 145,908
466 Otis Worldwide Corporation 46,143
487 Parker-Hannifin Corporation 340,155
416 Quanta Services, Inc. 157,281
256 Republic Services, Inc. 63,132
534 Rockwell Automation, Inc. 177,379
2,095 Schneider National, Inc. 50,594
2,984 Southwest Airlines Company 96,801
2,135 Timken Company 154,894
734 Trane Technologies plc 321,059
841 Trex Company, Inc.
k
45,734
3,259 Uber Technologies, Inc.
k
304,065
476 UFP Industries, Inc. 47,295
108 Union Pacific Corporation 24,849
2,205 United Parcel Service, Inc. 222,573
214 United Rentals, Inc. 161,228
724 Verisk Analytics, Inc. 225,526
187 Waste Management, Inc. 42,789
1,074 WNS Holdings, Ltd.
k
67,920
Total 8,609,465
Information Technology  3.2%
105 Adobe, Inc.
k
40,622
3,237 Amphenol Corporation 319,654
268 Analog Devices, Inc. 63,789
10,841 Apple, Inc. 2,224,248
1,024 Applied Materials, Inc. 187,464
2,505 Arista Networks, Inc.
k
256,287
930 Autodesk, Inc.
k
287,900
4,143 Broadcom, Inc. 1,142,018
731 CDW Corporation 130,549
582 Ciena Corporation
k
47,334
8,570 Cisco Systems, Inc. 594,587
1,133 Crane NXT Company 61,069
33 Credo Technology Group Holding,
Ltd.
k
3,056
783 Datadog, Inc.
k
105,180
2,548 DocuSign, Inc.
k
198,464
286 Fabrinet
k
84,279
2,596 Fortinet, Inc.
k
274,449
1,143 Freshworks, Inc.
k
17,042
1,615 International Business Machines
Corporation 476,070
91 Intuit, Inc. 71,674
1,389 JFrog, Ltd.
k
60,949
137 Keysight Technologies, Inc.
k
22,449
50 KLA Corporation 44,787
124 Lam Research Corporation 12,070
225 Littelfuse, Inc. 51,014
1,634 Micron Technology, Inc. 201,391
7,850 Microsoft Corporation 3,904,669
226 Monday.com, Ltd.
k
71,073
433 Motorola Solutions, Inc. 182,059
271 NetApp, Inc. 28,875
2,791 Nokia Oyj ADR 14,457
21,758 NVIDIA Corporation 3,437,546
1,684 ON Semiconductor Corporation
k
88,259
196 Onto Innovation, Inc.
k
19,782
1,243 Oracle Corporation 271,757
3,092 Palantir Technologies, Inc.
k
421,502
1,688 Pegasystems, Inc. 91,371

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  12.3% Value
Information Technology  3.2% - continued
251 Plexus Corporation
k
$ 33,963
1,690 Qorvo, Inc.
k
143,498
2,762 Qualcomm, Inc. 439,876
839 Salesforce, Inc. 228,787
7,474 Samsung Electronics Company,
Ltd. 330,512
529 SAP SE ADR 160,869
538 ServiceNow, Inc.
k
553,107
1,364 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 308,932
2,522 TD SYNNEX Corporation 342,235
3,436 Trimble, Inc.
k
261,067
2,360 TTM Technologies, Inc.
k
96,335
368 VeriSign, Inc. 106,278
444 Zebra Technologies Corporation
k
136,912
Total 18,652,116
Materials  0.4%
769 Albemarle Corporation
f
48,193
8,887 Amcor plc 81,672
3,781 CF Industries Holdings, Inc. 347,852
2,732 Corteva, Inc. 203,616
1,101 Crown Holdings, Inc. 113,381
2,644 DuPont de Nemours, Inc. 181,352
1,348 Eastman Chemical Company 100,642
1,181 Ecolab, Inc. 318,209
789 Greif, Inc. 51,277
1,070 Ingevity Corporation
k
46,106
3,723 Ivanhoe Mines, Ltd.
k
27,969
514 Linde plc 241,158
2,558 Nucor Corporation 331,363
1,296 Olin Corporation 26,037
209 Packaging Corporation of America 39,386
1,720 Steel Dynamics, Inc. 220,177
187 Vulcan Materials Company 48,773
823 West Fraser Timber Company, Ltd. 60,326
Total 2,487,489
Real Estate  0.3%
264 Agree Realty Corporation 19,288
486 AvalonBay Communities, Inc. 98,901
851 Broadstone Net Lease, Inc. 13,659
1,266 CBRE Group, Inc.
k
177,392
2,834 Crown Castle, Inc. 291,137
4,680 Cushman and Wakefield plc
k
51,808
6,582 Essential Properties Realty Trust,
Inc. 210,032
462 Extra Space Storage, Inc. 68,117
2,471 First Industrial Realty Trust, Inc. 118,929
12,497 Healthcare Realty Trust, Inc. 198,202
242 Innovative Industrial Properties,
Inc. 13,363
397 Kite Realty Group Trust 8,992
1,159 Millrose Properties, Inc. 33,043
2,083 National Storage Affiliates Trust 66,635
1,429 Outfront Media, Inc. 23,321
5,565 Sabra Health Care REIT, Inc. 102,619
744 SBA Communications Corporation 174,721
2,413 Tanger, Inc. 73,789
959 Terreno Realty Corporation 53,771
11,424 Uniti Group, Inc.
k
49,352
Shares Common Stock  12.3% Value
Real Estate  0.3% - continued
571 Zillow Group, Inc., Class C
k
$ 39,999
Total 1,887,070
Utilities  0.5%
3,650 AES Corporation 38,398
1,599 Alliant Energy Corporation 96,692
324 American Water Works Company,
Inc. 45,072
141 Black Hills Corporation 7,910
439 Brookfield Infrastructure
Corporation 18,263
3,045 CenterPoint Energy, Inc. 111,873
527 Clearway Energy, Inc., Class C 16,864
1,113 Constellation Energy Corporation 359,232
3,349 Duke Energy Corporation 395,182
1,542 Edison International 79,567
5,393 Entergy Corporation 448,266
2,685 NiSource, Inc. 108,313
458 Northwestern Energy Group, Inc. 23,495
5,011 PG&E Corporation 69,853
1,426 Portland General Electric
Company 57,938
3,149 Public Service Enterprise Group,
Inc. 265,083
615 Spire, Inc. 44,889
6,927 UGI Corporation 252,281
1,480 Vistra Energy Corporation 286,839
Total 2,726,010
Total Common Stock
(cost $46,396,082) 72,267,369
Shares
Registered Investment
Companies   9.4% Value
U.S. Affiliated   8.6%
5,180,724 Thrivent Core Emerging Markets
Debt Fund 43,259,046
643,667 Thrivent Core International Equity
Fund 7,904,225
Total 51,163,271
U.S. Unaffiliated   0.8%
9,010 abrdn Asia-Pacific Income Fund,
Inc. 143,439
27,032 abrdn Income Credit Strategies
Fund 159,489
7,991 abrdn Total Dynamic Dividend
Fund 70,800
17,145 AllianceBernstein Global High
Income Fund, Inc. 189,109
24,503 Allspring Income Opportunities
Fund 172,991
5,890 BlackRock Capital Allocation Term
Trust 89,175
4,112 BlackRock Core Bond Trust 39,969
16,974 BlackRock Corporate High Yield
Fund, Inc. 165,496
19,260 BlackRock Credit Allocation
Income Trust 210,319
1,742 BlackRock Debt Strategies Fund,
Inc. 18,396
2,666 BlackRock Enhanced Equity
Dividend Trust 23,701

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies  9.4% Value
U.S. Unaffiliated   0.8%  - continued
12,250 BlackRock Enhanced Global
Dividend Trust $ 139,037
7,542 BlackRock Enhanced International
Dividend Trust 43,668
5,735 BlackRock Income Trust, Inc. 67,386
11,523 BlackRock Multi-Sector Income
Trust 168,236
14,848 Blackstone Strategic Credit 2027
Term Fund 179,958
12,946 Cornerstone Strategic Investment
Fund, Inc.
f
105,122
18,986 Eaton Vance Limited Duration
Income Fund 194,796
7,811 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 68,346
321 iShares Russell 2000 Index Fund 69,269
31,444 Nuveen Credit Strategies Income
Fund 169,483
11,861 Nuveen Preferred Income
Opportunities Fund 95,125
13,995 PGIM Global High Yield Fund, Inc. 187,673
14,060 PGIM High Yield Bond Fund, Inc. 199,230
5,565 Pimco Dynamic Income Fund 105,568
10,417 PIMCO High Income Fund 50,002
10,595 PIMCO Income Strategy Fund II 78,297
1,827 Tri-Continental Corporation 57,843
8,044 Vanguard Short-Term Corporate
Bond ETF 639,498
3,393 Virtus Convertible & Income Fund 48,181
12,463 Virtus Dividend, Interest &
Premium Strategy Fund 154,541
2,846 Virtus Equity & Convertible Income
Fund 68,019
27,753 Voya Global Equity Dividend &
Premium Opportunity Fund 160,967
3,255 Western Asset Diversified Income
Fund 48,304
42,572 Western Asset High Income
Opportunity Fund, Inc. 169,437
Total 4,550,870
Total Registered Investment
Companies (cost $58,166,688) 55,714,141
Shares Preferred Stock 1.5% Value
Basic Materials  <0.1%
5,605 Albemarle Corporation,
Convertible, 7.250% 179,921
Total 179,921
Capital Goods  0.1%
10,224 Boeing Company, Convertible,
6.000% 695,232
Total 695,232
Communications Services  0.1%
14,875 AT&T, Inc., 4.750%
i
284,113
11,250 Telephone and Data Systems, Inc.,
6.000%
i
199,125
Total 483,238
Shares Preferred Stock  1.5% Value
Financials  1.1%
7,525 AEGON Funding Company, LLC,
5.100% $ 146,888
7,500 Allstate Corporation, 5.100%
i
154,500
3,592 Apollo Global Management, Inc.,
Convertible, 6.750% 268,861
3,891 Ares Management Corporation,
Convertible, 6.750% 206,223
4,800 Athene Holding, Ltd., 5.625%
i
95,808
12,300 Bank of America Corporation,
4.250%
i
212,790
10,000 Bank of America Corporation,
4.375%
i
179,600
5,000 Bank of America Corporation,
4.750%
i
97,300
10,000 Bank of America Corporation,
5.000%
i
203,100
375 Bank of America Corporation,
Convertible, 7.250%
i
454,875
2,400 Capital One Financial Corporation,
4.800%
i
42,648
9,875 Capital One Financial Corporation,
5.000%
i
186,637
2,400 Charles Schwab Corporation,
4.450%
i
45,456
1,775 Citizens Financial Group, Inc.,
7.375%
i
46,043
4,050 Corebridge Financial, Inc., 6.375% 93,150
6,200 Equitable Holdings, Inc., 5.250%
i
126,666
4,800 Fifth Third Bancorp, 4.950%
i
94,368
4,800 Huntington Bancshares, Inc./OH,
4.500%
i
84,288
10,400 JPMorgan Chase & Company,
4.200%
i
186,264
10,000 JPMorgan Chase & Company,
4.625%
i
195,500
6,925 JPMorgan Chase & Company,
4.750%
i
139,054
2,400 KeyCorp, 5.650%
i
50,760
10,750 KeyCorp, 6.200%
b,i
260,043
6,837 KKR & Company, Inc.,
Convertible, 6.250% 366,463
2,400 MetLife, Inc., 4.750%
i
46,776
9,050 Morgan Stanley, 4.250%
i
155,841
7,800 Morgan Stanley, 5.850%
b,i
182,520
5,100 Morgan Stanley, 7.125%
b,i
128,673
9,350 Public Storage, 4.125%
i
155,023
3,775 Public Storage, 4.625%
i
68,932
958 Public Storage, 4.700%
i
17,646
4,800 Regions Financial Corporation,
4.450%
i
82,464
2,700 Regions Financial Corporation,
5.700%
b,i
64,449
2,675 Synovus Financial Corporation,
8.397%
b,i
68,400
4,800 Truist Financial Corporation,
4.750%
i
91,008
9,000 U.S. Bancorp, 4.000%
i
144,990
7,500 Wells Fargo & Company, 4.250%
i
129,375
10,000 Wells Fargo & Company, 4.375%
i
175,600
4,800 Wells Fargo & Company, 4.700%
i
90,384
4,600 Wells Fargo & Company, 4.750%
i
87,584
574 Wells Fargo & Company,
Convertible, 7.500%
i
673,951
Total 6,300,901

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.5% Value
Technology  0.1%
4,223 Hewlett Packard Enterprise
Company, Convertible, 7.625% $ 248,650
3,972 Microchip Technology, Inc.,
Convertible, 7.500% 264,694
Total 513,344
Utilities  0.1%
14,250 CMS Energy Corporation, 4.200%
i
244,530
3,525 NextEra Energy, Inc., Convertible,
6.926% 140,083
819 Nextera Energy, Inc., Convertible,
7.234% 36,241
3,900 NextEra Energy, Inc., Convertible,
7.299% 183,651
6,200 Southern Company, 4.950% 122,760
Total 727,265
Total Preferred Stock
(cost $9,908,799) 8,899,901
Shares
Collateral Held for Securities
Loaned 1.0% Value
5,598,870 Thrivent Cash Management Trust 5,598,870
Total Collateral Held for
Securities Loaned
(cost $5,598,870) 5,598,870
Shares or
Principal
Amount Short-Term Investments 9.5% Value
Federal Home Loan Bank Discount
Notes
100,000 4.210%, 7/10/2025
l,m
99,884
700,000 4.205%, 7/11/2025
l,m
699,108
900,000 4.200%, 7/28/2025
l,m
897,081
1,200,000 4.214%, 8/1/2025
l,m
1,195,499
300,000 4.210%, 9/16/2025
l,m
297,270
400,000 4.200%, 9/26/2025
l,m
395,893
Federal Home Loan Mortgage
Corporation Discount Notes
500,000 4.180%, 9/22/2025
l,m
495,100
Federal National Mortgage
Association Discount Notes
100,000 4.195%, 8/15/2025
l,m
99,461
400,000 4.185%, 9/19/2025
l,m
396,220
State Street Institutional U.S.
Government Money Market
Fund
44,202,827 4.268%
l
44,202,827
Thrivent Core Short-Term Reserve
Fund
650,000 4.600% 6,500,000
U.S. Treasury Bills
100,000 4.180%, 7/3/2025
l
99,977
100,000 4.204%, 7/10/2025
l,n
99,895
300,000 4.255%, 9/11/2025
l,n
297,452
Total Short-Term Investments
(cost $55,775,718) 55,775,667
Total Investments (cost
$580,968,192) 101.4% $596,911,010
Other Assets and Liabilities, Net
(1.4%) (8,207,161)
Total Net Assets 100.0% $588,703,849
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $129,376,658 or 22.0%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Conservative Allocation Portfolio as of June 30, 2025
was $14,850 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 121,941
Credit Suisse Group AG  12/4/2013 110,000

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Conservative Allocation
Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 4,886,543
Common Stock 433,272
Total lending $5,319,815
Gross amount payable upon return of
collateral for securities loaned $5,598,870
Net amounts due to counterparty $279,055
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 34,926,971
Gross unrealized depreciation (20,791,084)
Net unrealized appreciation (depreciation) $ 14,135,887
Cost for federal income tax purposes $ 583,543,394

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 33,244,591 – 33,244,591 –
Basic Materials 4,460,358 – 4,460,358 –
Capital Goods 10,831,184 – 10,831,184 –
Collateralized Mortgage Obligations 41,025,166 – 41,025,166 –
Commercial Mortgage-Backed Securities 6,451,355 – 6,451,355 –
Communications Services 12,223,136 – 12,223,136 –
Consumer Cyclical 16,921,451 – 16,921,451 –
Consumer Non-Cyclical 18,510,434 – 18,510,434 –
Energy 14,848,246 – 14,848,246 –
Financials 47,375,882 – 47,375,882 –
Foreign Government 464,627 – 464,627 –
Mortgage-Backed Securities 123,537,297 – 123,537,297 –
Technology 13,773,249 – 13,773,249 –
Transportation 2,787,259 – 2,787,259 –
U.S. Government & Agencies 37,928,597 – 37,928,597 –
Utilities 14,272,230 – 14,272,230 –
Common Stock
Communications Services 5,696,602 5,696,602 – –
Consumer Discretionary 7,104,736 7,104,736 – –
Consumer Staples 2,461,267 2,461,267 – –
Energy 2,848,018 2,848,018 – –
Financials 11,738,361 11,738,361 – –
Health Care 8,056,235 8,056,235 – –
Industrials 8,609,465 8,498,040 111,425 –
Information Technology 18,652,116 18,321,604 330,512 –
Materials 2,487,489 2,459,520 27,969 –
Real Estate 1,887,070 1,887,070 – –
Utilities 2,726,010 2,726,010 – –
Preferred Stock
Basic Materials 179,921 179,921 – –
Capital Goods 695,232 695,232 – –
Communications Services 483,238 483,238 – –
Financials 6,300,901 6,300,901 – –
Technology 513,344 513,344 – –
Utilities 727,265 727,265 – –
Registered Investment Companies
U.S. Unaffiliated 4,550,870 4,550,870 – –
Short-Term Investments 49,275,667 44,202,827 5,072,840 –
Subtotal Investments in Securities $533,648,869 $129,451,061 $404,197,808 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 51,163,271
Affiliated Short-Term Investments 6,500,000
Collateral Held for Securities Loaned 5,598,870
Subtotal Other Investments $63,262,141
Total Investments at Value $596,911,010
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,324,588 1,324,588 – –
Total Asset Derivatives $1,324,588 $1,324,588 $– $–
Liability Derivatives
Futures Contracts 407,806 351,589 56,217 –
Total Return Swaps 5,067 – 5,067 –
Credit Default Swaps 143,444 – 143,444 –
Total Liability Derivatives $556,317 $351,589 $204,728 $–
The following table presents Conservative Allocation Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$4,627,916 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 10 September 2025 $ 2,071,979 $ 8,255
CME E-mini S&P 500 Index 162 September 2025 49,521,249 1,134,126
ICE mini MSCI EAFE Index 66 September 2025 8,708,708 140,902
ICE US mini MSCI Emerging Markets Index 22 September 2025 1,315,545 41,305
Total Futures Long Contracts $ 61,617,481 $ 1,324,588
CBOT U.S. Long Bond (16) September 2025 ( $ 1,823,827) ( $ 23,673)
CME E-mini Russell 2000 Index (38) September 2025 (4,100,048) (64,182)
CME E-mini S&P Mid-Cap 400 Index (9) September 2025 (2,732,707) (80,243)
CME Euro Foreign Exchange Currency (41) September 2025 (5,891,744) (174,206)
CME Ultra Long Term U.S. Treasury Bond (5) September 2025 (586,339) (9,285)
Eurex Euro STOXX 50 Index (147) September 2025 (9,169,703) (56,217)
Total Futures Short Contracts ( $ 24,304,368) ($407,806)
Total Futures Contracts $ 37,313,113 $916,782

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Conservative Allocation Portfolio's credit default swap contracts held as of June 30, 2025. Investments totaling
$397,347 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 7,350,000 $ – ( $ 143,444) ( $ 143,444)
Total Credit Default Swaps $– ($143,444) ($143,444)
1 As the buyer of protection, Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Conservative Allocation Portfolio's total return swap contracts held as of June 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 98,942 ( $ 5,067) $ – ( $ 5,067)
Total Return Swaps ( $ 5,067) $ – ($5,067)
# Payment made on Termination Date

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Conservative Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,316,333
Total Equity Contracts 1,316,333
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,255
Total Interest Rate Contracts 8,255
Total Asset Derivatives $1,324,588
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 174,206
Total Foreign Exchange Contracts 174,206
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 200,642
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 5,067
Total Equity Contracts 205,709
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 32,958
Total Interest Rate Contracts 32,958
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 143,444
Total Credit Contracts 143,444
Total Liability Derivatives $556,317
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,453,316
Total Equity Contracts
1,453,316
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (712,131)
Total Foreign Exchange Contracts (712,131)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (240,610)
Total Interest Rate Contracts
(240,610)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (121,184)
Total Credit Contracts
(121,184)
Total $379,391

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (309,612)
Total Foreign Exchange Contracts (309,612)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,584,347
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 2,227
Total Equity Contracts 1,586,574
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (75,219)
Total Interest Rate Contracts (75,219)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (61,237)
Total Credit Contracts (61,237)
Total $1,140,506
The following table presents Conservative Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $51,111,893
Futures - Short (25,118,066)
Total Return Swaps - Short (6,333)
Interest Rate Contracts
Futures - Long 3,757,800
Futures - Short (3,424,821)
Foreign Exchange Contracts
Futures - Short (8,382,186)
Credit Contracts
Credit Default Swaps - Buy Protection (465,253)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Conservative Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $49,160 $1,363 $8,400 $43,259 5,181 7.3%
Core International Equity 6,583 – 5 7,904 644 1.3
Total U.S. Affiliated Registered Investment
Companies 55,743 51,163 8.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 16,613 27,935 38,048 6,500 650 1.1
Total Affiliated Short-Term Investments 16,613 6,500 1.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,762 43,677 43,840 5,599 5,599 1.0
Total Collateral Held for Securities Loaned 5,762 5,599 1.0
Total Value $78,118 $63,262

Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,729) $2,865 $ – $1,363
Core International Equity 0 1,326 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1 (1) – 183
Total Income/Non Cash Income from Affiliated
Investments $1,546
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value ($1,728) $4,190 $ –

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 47.4% Value
Asset-Backed Securities  4.4%
Anchorage Capital CLO 20, Ltd.
$ 150,000
7.470%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 150,504
Anchorage Capital CLO 21, Ltd.
250,000
6.170%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
250,049
Avis Budget Rental Car Funding
AESOP, LLC
250,000
5.240%,  8/20/2029, Ser.
2025-1A, Class B
a
252,624
Balboa Bay Loan Funding, Ltd.
300,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
300,078
Barings Loan Partners CLO, Ltd. 2
500,000
5.920%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
499,884
Battalion CLO XXI, Ltd.
500,000
6.364%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b,c
500,000
Business Jet Securities, LLC
164,966
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
162,151
387,797
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
396,134
309,838
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
310,554
CarVal CLO, Ltd.
350,000
7.972%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
350,613
Cascade Funding Mortgage Trust,
LLC
143,097
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
141,730
College Avenue Student Loans,
LLC
56,053
6.084%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
56,492
Dryden 72 CLO, Ltd.
300,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
300,632
GMAC Mortgage Corporation
Loan Trust
21,783
4.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
10,545
GSAA Home Equity Trust
76,740
4.294%,  8/25/2034, Ser.
2004-10, Class M2
b
70,483
Hertz Vehicle Financing III, LLC
475,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
482,115
400,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
404,655
Principal
Amount Long-Term Fixed Income  47.4% Value
Asset-Backed Securities  4.4% - continued
Hotwire Funding, LLC
$ 425,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 431,380
HTAP Issuer Trust
276,090
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
273,706
LCM 41, Ltd.
650,000
7.912%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
650,000
Madison Park Funding XVIII, Ltd.
650,000
6.431%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
650,556
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
408,744
MFA Trust
368,922
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
369,912
Pagaya AI Debt Grantor Trust
184,795
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
185,302
208,983
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
209,289
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
125,458
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
126,267
Palmer Square Loan Funding, Ltd.
750,000
6.806%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
750,497
250,000
5.956%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,285
250,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
247,815
Park Blue CLO, Ltd.
200,000
6.495%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
201,052
PRET, LLC
500,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,e
495,950
440,968
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
441,658
Radnor Re, Ltd.
550,000
7.205%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
554,814
RFS Asset Securitization V, LLC
400,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
402,986
Sculptor CLO XXVIII, Ltd.
300,000
6.220%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
299,359

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Asset-Backed Securities  4.4% - continued
Signal Peak CLO 1, Ltd.
$ 250,000
6.230%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
$ 250,188
Stanwich Mortgage Loan
Company, LLC
626
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
626
Sunnova Hestia II Issuer, LLC
323,992
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
323,645
Symphony CLO XX, Ltd.
500,000
7.261%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
500,862
TCW CLO, Ltd.
450,000
6.082%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
450,261
Unlock HEA Trust
302,731
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
303,541
260,965
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
261,890
381,332
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
379,296
Upstart Securitization Trust
7,999
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
8,005
VERDE CLO, Ltd.
500,000
7.456%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
501,915
Vericrest Opportunity Loan
Transferee
216,634
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
216,612
273,721
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
273,717
28,469
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
28,453
376,944
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
376,846
215,747
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
215,532
374,192
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
374,011
258,039
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
254,486
Veros Auto Receivables Trust
321,575
5.310%,  9/15/2028, Ser.
2025-1, Class A
a
321,965
Whitebox CLO I, Ltd.
150,000
6.275%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
150,112
Wind River CLO, Ltd.
112,979
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
113,006
Total 16,893,784
Principal
Amount Long-Term Fixed Income  47.4% Value
Basic Materials  0.4%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
$ 40,000 8.625%,  6/15/2029
a
$ 42,515
Alumina, Pty. Ltd.
22,000 6.125%,  3/15/2030
a
22,331
ATI, Inc.
57,000 7.250%,  8/15/2030 59,731
Cascades, Inc./Cascades USA,
Inc.
42,000 6.750%,  7/15/2030
a
42,206
Celanese US Holdings, LLC
16,000 6.850%,  11/15/2028 16,812
18,000 6.500%,  4/15/2030 18,425
16,000 6.629%,  7/15/2032 16,774
6,000 6.750%,  4/15/2033 6,062
Cerdia Finanz GmbH
33,000 9.375%,  10/3/2031
a
34,204
Chemours Company
65,000 5.750%,  11/15/2028
a
60,925
Cleveland-Cliffs, Inc.
31,000 5.875%,  6/1/2027
f
30,975
80,000 4.625%,  3/1/2029
a
73,469
31,000 6.875%,  11/1/2029
a
30,521
28,000 4.875%,  3/1/2031
a
23,951
19,000 7.375%,  5/1/2033
a
17,840
28,000 6.250%,  10/1/2040 21,193
Consolidated Energy Finance SA
80,000 5.625%,  10/15/2028
a
68,581
CVR Partners, LP/CVR Nitrogen
Finance Corporation
22,000 6.125%,  6/15/2028
a
21,972
Eastman Chemical Company
59,000 5.000%,  8/1/2029 59,823
First Quantum Minerals, Ltd.
17,000 6.875%,  10/15/2027
a
17,023
24,000 9.375%,  3/1/2029
a
25,472
FMC Corporation
23,000 8.450%,  11/1/2055
b
23,538
FMG Resources August 2006, Pty.
Ltd.
28,000 5.875%,  4/15/2030
a
28,350
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
a
66,452
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,196
Hudbay Minerals, Inc.
46,000 4.500%,  4/1/2026
a
45,714
INEOS Finance plc
83,000 7.500%,  4/15/2029
a
83,172
International Flavors & Fragrances,
Inc.
26,000 1.230%,  10/1/2025
a
25,748
Magnera Corporation
43,000 7.250%,  11/15/2031
a
40,545
Mercer International, Inc.
33,000 5.125%,  2/1/2029 26,918
Methanex Corporation
42,000 5.125%,  10/15/2027 41,857
28,000 5.250%,  12/15/2029 27,661

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Basic Materials  0.4% - continued
Methanex US Operations, Inc.
$ 25,000 6.250%,  3/15/2032
a
$ 24,927
Mineral Resources, Ltd.
44,000 9.250%,  10/1/2028
a
45,030
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034 60,524
Novelis Corporation
29,000 4.750%,  1/30/2030
a
27,787
30,000 3.875%,  8/15/2031
a
26,957
Olin Corporation
26,000 6.625%,  4/1/2033
a
25,590
Peabody Energy Corporation,
Convertible
105,000 3.250%,  3/1/2028 107,993
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054 60,194
SNF Group SACA
56,000 3.375%,  3/15/2030
a
51,674
Steel Dynamics, Inc.
26,000 5.250%,  5/15/2035 26,028
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
69,801
Taseko Mines, Ltd.
57,000 8.250%,  5/1/2030
a
59,672
Tronox , Inc.
28,000 4.625%,  3/15/2029
a
24,162
Total 1,756,295
Capital Goods  1.3%
Advanced Drainage Systems, Inc.
57,000 6.375%,  6/15/2030
a
58,297
AECOM
31,000 5.125%,  3/15/2027 31,094
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
24,000 7.000%,  5/21/2030
a
24,493
Amrize Finance US, LLC
32,000 5.400%,  4/7/2035
a
32,469
Amsted Industries, Inc.
20,000 4.625%,  5/15/2030
a
19,237
53,000 6.375%,  3/15/2033
a
53,873
Array Technologies, Inc.,
Convertible
133,000 1.000%,  12/1/2028 105,328
96,000 2.875%,  7/1/2031
a
94,732
Axon Enterprise, Inc.
23,000 6.125%,  3/15/2030
a
23,652
23,000 6.250%,  3/15/2033
a
23,682
Axon Enterprise, Inc., Convertible
52,000 0.500%,  12/15/2027 188,630
Boeing Company
40,000 6.858%,  5/1/2054 43,789
52,000 2.196%,  2/4/2026 51,188
67,000 3.250%,  3/1/2028 64,710
83,000 5.150%,  5/1/2030 84,502
20,000 6.528%,  5/1/2034 21,731
Bombardier, Inc.
37,000 6.000%,  2/15/2028
a
37,223
39,000 7.250%,  7/1/2031
a
40,938
79,000 7.000%,  6/1/2032
a,f
82,269
Principal
Amount Long-Term Fixed Income  47.4% Value
Capital Goods  1.3% - continued
$ 12,000 6.750%,  6/15/2033
a
$ 12,434
Brundage -Bone Concrete
Pumping Holdings, Inc.
28,000 7.500%,  2/1/2032
a
27,753
Builders FirstSource , Inc.
45,000 5.000%,  3/1/2030
a
44,173
24,000 6.750%,  5/15/2035
a
24,711
Camelot Return Merger Sub, Inc.
42,000 8.750%,  8/1/2028
a
38,733
Canpack SA/ Canpack US, LLC
84,000 3.875%,  11/15/2029
a
78,677
Carrier Global Corporation
75,000 2.722%,  2/15/2030 69,699
Chart Industries, Inc.
67,000 7.500%,  1/1/2030
a
70,144
Clean Harbors, Inc.
21,000 6.375%,  2/1/2031
a
21,515
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
10,145
43,000 6.875%,  1/15/2030
a
43,958
11,000 8.750%,  4/15/2030
a
11,251
24,000 6.750%,  4/15/2032
a
24,630
Crown Cork & Seal Company, Inc.
34,000 7.375%,  12/15/2026 35,319
Deere & Company
28,000 5.700%,  1/19/2055 28,945
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
86,000 6.625%,  12/15/2030
a
87,907
ESAB Corporation
53,000 6.250%,  4/15/2029
a
54,265
Fluor Corporation, Convertible
115,000 1.125%,  8/15/2029 150,880
General Dynamics Corporation
19,000 4.950%,  8/15/2035 19,073
GFL Environmental, Inc.
57,000 4.000%,  8/1/2028
a
55,286
Herc Holdings, Inc.
18,000 5.500%,  7/15/2027
a
18,002
46,000 6.625%,  6/15/2029
a
47,196
30,000 7.000%,  6/15/2030
a
31,331
22,000 7.250%,  6/15/2033
a
23,052
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 75,894
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 64,253
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 65,475
Ingersoll Rand, Inc.
66,000 5.176%,  6/15/2029 67,753
20,000 5.700%,  8/14/2033 20,944
JBT Marel Corporation,
Convertible
87,000 0.250%,  5/15/2026 86,313
John Deere Capital Corporation
35,000 3.900%,  6/7/2032 33,710
17,000 5.150%,  9/8/2033 17,569
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,596

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Capital Goods  1.3% - continued
Lockheed Martin Corporation
$ 54,000 5.200%,  2/15/2064 $ 49,856
Martin Marietta Materials, Inc.
25,000 5.150%,  12/1/2034 25,116
Mirion Technologies, Inc.,
Convertible
126,000 0.250%,  6/1/2030
a
144,963
MKS, Inc., Convertible
247,000 1.250%,  6/1/2030 243,418
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
47,042
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
a
73,072
New Enterprise Stone and Lime
Company, Inc.
83,000 5.250%,  7/15/2028
a
83,220
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 73,608
22,000 4.700%,  3/15/2033 21,932
OI European Group BV
57,000 4.750%,  2/15/2030
a
54,831
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
46,021
23,000 7.375%,  6/1/2032
a
23,433
Patrick Industries, Inc., Convertible
52,000 1.750%,  12/1/2028 77,064
Quikrete Holdings, Inc.
93,000 6.375%,  3/1/2032
a
95,634
QXO Building Products, Inc.
36,000 6.750%,  4/30/2032
a
37,087
Republic Services, Inc.
43,000 5.000%,  12/15/2033 43,859
Resideo Funding, Inc.
58,000 6.500%,  7/15/2032
a
59,421
Reworld Holding Corporation
25,000 4.875%,  12/1/2029
a
23,784
Roller Bearing Company of
America, Inc.
35,000 4.375%,  10/15/2029
a
33,892
RTX Corporation
145,000 4.500%,  6/1/2042 128,343
Sealed Air Corporation/Sealed Air
Corporation (US)
44,000 6.125%,  2/1/2028
a
44,645
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
a
81,780
Spirit AeroSystems , Inc.
114,000 4.600%,  6/15/2028 112,061
15,000 9.750%,  11/15/2030
a
16,543
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,939
Standard Building Solutions, Inc.
26,000 6.500%,  8/15/2032
a
26,640
Standard Industries, Inc./NY
28,000 4.750%,  1/15/2028
a
27,689
28,000 3.375%,  1/15/2031
a
25,110
Textron, Inc.
67,000 3.650%,  3/15/2027 66,139
Trane Technologies Financing, Ltd.
65,000 5.100%,  6/13/2034 65,960
Principal
Amount Long-Term Fixed Income  47.4% Value
Capital Goods  1.3% - continued
TransDigm , Inc.
$ 23,000 6.750%,  8/15/2028
a
$ 23,486
95,000 7.125%,  12/1/2031
a
99,533
79,000 6.625%,  3/1/2032
a
81,796
33,000 6.000%,  1/15/2033
a
33,179
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 69,721
85,000 4.000%,  7/15/2030 81,114
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 19,173
WESCO Distribution, Inc.
28,000 6.375%,  3/15/2029
a
28,807
20,000 6.625%,  3/15/2032
a
20,783
Total 4,914,117
Collateralized Mortgage Obligations  5.5%
A&D Mortgage Trust
171,862
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
174,113
381,916
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
386,175
360,073
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
360,747
ACRA Trust
372,539
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
373,554
Banc of America Alternative Loan
Trust
177,292
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 159,165
Banc of America Mortgage
Securities Trust
19,526
5.625%,  9/25/2035, Ser.
2005-H, Class 2A1
b
17,185
48,897
6.335%,  9/25/2035, Ser.
2005-H, Class 3A1
b
46,422
Bear Stearns ARM Trust
42,768
5.743%,  1/25/2034, Ser.
2003-8, Class 5A
b
37,750
CAFL Issuer, LLC
248,464
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
248,289
CHNGE Mortgage Trust
195,993
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
190,682
216,984
6.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
217,319
170,382
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
171,011
331,976
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
330,740
172,914
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
174,357
322,967
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
324,096
CIM Trust
357,685
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,e
359,459
Citigroup Mortgage Loan Trust,
Inc.
60,592
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 59,895

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations  5.5% -
continued
$ 145,041
5.266%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 130,720
COLT Mortgage Loan Trust
294,463
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,e
296,588
CSMC Trust
227,903
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
228,026
190,409
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
166,907
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
110,574
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 96,416
73,488
4.210%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
65,074
Federal Home Loan Mortgage
Corporation - REMIC
495,759
4.000%,  1/25/2051, Ser.
5249, Class LA 488,892
326,943
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 265,211
400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 400,649
55,986
3.000%,  5/15/2027, Ser.
4046, Class GI
g
821
195,362
3.500%,  10/15/2032, Ser.
4119, Class KI
g
15,114
170,549
3.000%,  4/15/2033, Ser.
4203, Class DI
g
6,665
Federal Home Loan Mortgage
Corporation STRIPS
298,995
3.500%,  8/15/2035, Ser.
345, Class C8
g
27,783
Federal National Mortgage
Association - REMIC
450,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 427,264
304,900
4.500%,  6/25/2052, Ser.
2022-43, Class MA 304,067
94,070
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
1,662
68,688
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
1,111
55,263
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
372
211,682
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
4,306
171,273
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
3,247
59,978
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
1,135
153,414
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
2,672
83,201
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
1,879
124,121
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
2,489
82,475
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
1,930
7,783
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
5
205,556
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
14,805
Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations  5.5% -
continued
Flagstar Mortgage Trust
$ 126,104
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
$ 113,497
GCAT Trust
537,383
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
547,648
263,196
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
247,896
508,843
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
512,699
GMAC Mortgage Corporation
Loan Trust
56,285
3.976%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
49,874
GMACM Mortgage Loan Trust
22,842
3.678%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
19,872
GS Mortgage-Backed Securities
Trust
414,053
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
414,866
Home RE, Ltd.
350,000
8.905%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
359,698
21,458
7.805%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
21,487
IndyMac INDA Mortgage Loan
Trust
486,683
3.795%,  8/25/2036, Ser.
2006-AR1, Class A1
b
383,407
J.P. Morgan Mortgage Trust
178,350
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
154,096
404,695
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
402,057
69,578
5.308%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
48,540
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
353,222
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
302,496
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
505,347
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
202,293
500,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
502,623
Merrill Lynch Alternative Note
Asset Trust
248,084
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 81,854
MFA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
250,834
MortgageIT Securities Corporation
Mortgage Loan Trust
505,326
4.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
441,727

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations  5.5% -
continued
NYMT Loan Trust
$ 250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
$ 251,421
300,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
303,215
PMT Loan Trust
289,220
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
291,770
PRET, LLC
150,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,e
149,498
PRKCM Trust
282,362
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
283,344
252,982
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
257,501
PRPM Trust
150,000
6.271%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
149,248
PRPM, LLC
284,028
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
278,464
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
280,103
243,069
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
243,510
441,090
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
441,375
463,814
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
464,898
300,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
301,633
389,052
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,e
388,613
RCO IX Mortgage, LLC
292,333
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,e
293,591
Residential Accredit Loans, Inc.
Trust
68,442
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 60,652
67,180
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 53,429
Residential Asset Securitization
Trust
89,283
4.748%,  1/25/2034, Ser.
2004-IP1, Class A1
b
85,075
Residential Funding Mortgage
Security I Trust
135,019
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 109,025
Roc Mortgage Trust
23,057
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
22,978
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
399,786
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
301,957
650,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
653,159
Principal
Amount Long-Term Fixed Income  47.4% Value
Collateralized Mortgage Obligations  5.5% -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 43,769
4.972%,  7/25/2035, Ser.
2005-15, Class 4A1
b
$ 38,384
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
401,239
Triangle Re, Ltd.
292,453
7.705%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
295,682
TVC Mortgage Trust
550,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
549,427
Verus Securitization Trust
509,487
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,e
512,340
220,650
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
198,201
430,217
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
430,265
Vontive Mortgage Trust
400,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,e
404,001
Total 21,396,586
Commercial Mortgage-Backed Securities  1.0%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
234,467
BANK 2018-BNK12
600,000
4.474%,  5/15/2061, Ser.
2018-BN12, Class AS
b
589,634
BANK 2025-BNK49
2,098,203
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
101,524
BBCMS Mortgage Trust
2,236,184
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
147,277
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
641,022
HTAP Issuer Trust
488,357
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
481,925
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
536,227
Silver Hill Trust
16,075
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
15,821
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
254,104
Velocity Commercial Capital Loan
Trust
225,851
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,b
228,556
244,928
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
248,902

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Commercial Mortgage-Backed Securities  1.0%
- continued
$ 268,749
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,b
$ 274,892
Total 3,754,351
Communications Services  1.3%
AMC Networks, Inc.
42,000 10.250%,  1/15/2029
a
43,542
American Tower Corporation
59,000 5.500%,  3/15/2028 60,640
41,000 5.800%,  11/15/2028 42,774
57,000 3.800%,  8/15/2029 55,419
32,000 5.000%,  1/31/2030 32,620
78,000 4.900%,  3/15/2030 79,106
AppLovin Corporation
45,000 5.500%,  12/1/2034 45,688
AT&T, Inc.
63,000 5.700%,  3/1/2057 60,689
40,000 6.050%,  8/15/2056 40,821
202,000 3.550%,  9/15/2055 136,299
76,000 4.300%,  2/15/2030 75,753
41,000 5.400%,  2/15/2034 42,169
Bell Telephone Company of
Canada
27,500 7.000%,  9/15/2055
b
27,893
40,000 5.100%,  5/11/2033 40,033
Cable One, Inc., Convertible
86,000 Zero Coupon,  3/15/2026 81,365
CCO Holdings, LLC/CCO Holdings
Capital Corporation
55,000 5.125%,  5/1/2027
a
54,823
12,000 5.000%,  2/1/2028
a
11,889
30,000 5.375%,  6/1/2029
a
29,890
64,000 4.250%,  2/1/2031
a
59,787
246,000 4.750%,  2/1/2032
a
233,338
63,000 4.250%,  1/15/2034
a
56,082
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
67,000 5.050%,  3/30/2029 67,639
64,000 6.550%,  6/1/2034 68,285
Clear Channel Outdoor Holdings,
Inc.
47,000 5.125%,  8/15/2027
a
46,465
22,000 7.875%,  4/1/2030
a
22,709
Comcast Corporation
63,000 6.050%,  5/15/2055 64,329
119,000 5.650%,  6/1/2054 115,640
95,000 3.400%,  4/1/2030 91,091
Crown Castle, Inc.
61,000 2.900%,  3/15/2027 59,344
24,000 4.900%,  9/1/2029 24,216
Deluxe Corporation
55,000 8.125%,  9/15/2029
a
56,764
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 133,406
DIRECTV Financing, LLC
12,000 8.875%,  2/1/2030
a
11,767
Principal
Amount Long-Term Fixed Income  47.4% Value
Communications Services  1.3% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 149,000 5.875%,  8/15/2027
a
$ 148,514
24,000 10.000%,  2/15/2031
a
23,300
FiberCop SPA
67,000 6.000%,  9/30/2034
a
62,701
Frontier Communications
Holdings, LLC
44,000 5.875%,  10/15/2027
a
44,017
Gray Media, Inc.
25,000 10.500%,  7/15/2029
a,f
26,857
Iliad Holding SASU
33,000 8.500%,  4/15/2031
a
35,298
39,000 7.000%,  4/15/2032
a
39,959
LCPR Senior Secured Financing
DAC
46,000 6.750%,  10/15/2027
a
30,985
Level 3 Financing, Inc.
12,000 3.625%,  1/15/2029
a
10,260
24,000 4.875%,  6/15/2029
a,f
22,410
24,804 11.000%,  11/15/2029
a
28,452
53,000 6.875%,  6/30/2033
a
53,929
McGraw-Hill Education, Inc.
83,000 5.750%,  8/1/2028
a
83,500
Meta Platforms, Inc.
70,000 5.550%,  8/15/2064 68,407
Nexstar Media, Inc.
34,000 5.625%,  7/15/2027
a
33,920
37,000 4.750%,  11/1/2028
a,f
36,040
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
34,000 4.625%,  3/15/2030
a,f
32,474
Paramount Global
57,000 6.375%,  3/30/2062
b
56,005
Playtika Holding Corporation
33,000 4.250%,  3/15/2029
a
29,948
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,b
49,568
19,000 7.000%,  4/15/2055
b
19,425
53,500 7.125%,  4/15/2055
b
54,228
60,000 5.000%,  2/15/2029 60,850
Sinclair Television Group, Inc.
12,000 8.125%,  2/15/2033
a
12,123
Sirius XM Radio, LLC
38,000 5.000%,  8/1/2027
a
37,674
26,000 4.000%,  7/15/2028
a
24,971
35,000 4.125%,  7/1/2030
a
32,271
25,000 3.875%,  9/1/2031
a
22,223
Snap, Inc., Convertible
34,000 0.750%,  8/1/2026 32,471
131,000 0.500%,  5/1/2030
f
111,088
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 147,075
61,000 8.750%,  3/15/2032 73,998
Take-Two Interactive Software, Inc.
52,000 5.600%,  6/12/2034 53,963
TEGNA, Inc.
57,000 4.625%,  3/15/2028 55,395
Telecom Italia Capital SA
24,000 6.000%,  9/30/2034 24,042

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Communications Services  1.3% - continued
TELUS Corporation
$ 21,000 6.625%,  10/15/2055
b
$ 21,125
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 37,921
70,000 5.250%,  6/15/2055 63,928
77,000 3.375%,  4/15/2029 74,085
29,000 5.125%,  5/15/2032 29,574
Uniti Group, Inc., Convertible
57,000 7.500%,  12/1/2027
a
62,871
Uniti Group, LP/ Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
86,000 4.750%,  4/15/2028
a
84,287
Univision Communications, Inc.
11,000 8.000%,  8/15/2028
a
11,163
67,000 4.500%,  5/1/2029
a
60,916
42,000 7.375%,  6/30/2030
a
41,275
23,000 8.500%,  7/31/2031
a
23,025
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054 44,455
88,000 2.355%,  3/15/2032 75,856
68,000 4.780%,  2/15/2035 66,246
55,000 5.250%,  4/2/2035 55,458
63,000 5.401%,  7/2/2037
a
63,380
Viasat , Inc.
25,000 5.625%,  4/15/2027
a
24,902
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
31,071
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
70,818
Virgin Media Vendor Financing
Notes IV DAC
30,000 5.000%,  7/15/2028
a
29,370
VMED O2 UK Financing I plc
29,000 7.750%,  4/15/2032
a
30,135
Vodafone Group plc
42,000 5.125%,  6/4/2081
b
31,776
37,000 5.875%,  6/28/2064 35,572
67,000 7.000%,  4/4/2079
b
69,904
VZ Secured Financing BV
64,000 5.000%,  1/15/2032
a
56,935
Warnermedia Holdings, Inc.
82,000 4.054%,  3/15/2029 76,176
41,000 4.279%,  3/15/2032 34,491
45,000 5.050%,  3/15/2042 30,319
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
32,000 8.250%,  10/1/2031
a
33,513
Zegona Finance plc
27,000 8.625%,  7/15/2029
a
28,822
Ziggo BV
30,000 4.875%,  1/15/2030
a
28,021
Total 5,178,006
Consumer Cyclical  1.9%
1011778 B.C., ULC/New Red
Finance, Inc.
39,000 4.375%,  1/15/2028
a
38,245
59,000 5.625%,  9/15/2029
a
59,833
Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Cyclical  1.9% - continued
Adient Global Holdings, Ltd.
$ 16,000 8.250%,  4/15/2031
a
$ 16,812
25,000 7.500%,  2/15/2033
a
25,565
ADT Security Corporation
46,000 4.875%,  7/15/2032
a
44,127
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
62,541
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
60,000 4.625%,  6/1/2028
a
58,240
50,000 4.625%,  6/1/2028
a
48,487
Allison Transmission, Inc.
19,000 3.750%,  1/30/2031
a
17,415
American Axle & Manufacturing,
Inc.
79,000 5.000%,  10/1/2029
f
72,295
American Honda Finance
Corporation
61,000 4.900%,  1/10/2034 60,361
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
45,670
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
42,975
25,000 4.625%,  4/1/2030
a
23,774
Aston Martin Capital Holdings, Ltd.
42,000 10.000%,  3/31/2029
a
39,769
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
29,000 9.500%,  7/1/2032
a,c
29,666
Beach Acquisition Bidco , LLC
33,000 10.000%,  7/15/2033
a,c
34,205
Belron UK Finance plc
33,000 5.750%,  10/15/2029
a
33,275
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 39,448
Boyd Gaming Corporation
38,000 4.750%,  6/15/2031
a
36,421
Boyne USA, Inc.
46,000 4.750%,  5/15/2029
a
44,636
Brinker International, Inc.
27,000 8.250%,  7/15/2030
a
28,776
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
50,000 4.875%,  2/15/2030
a
44,630
Burlington Stores, Inc., Convertible
54,000 1.250%,  12/15/2027 69,633
Caesars Entertainment, Inc.
110,000 4.625%,  10/15/2029
a,f
104,999
34,000 6.500%,  2/15/2032
a
34,888
26,000 6.000%,  10/15/2032
a,f
25,498
Carnival Corporation
43,000 5.750%,  3/1/2027
a
43,355
16,000 6.125%,  2/15/2033
a
16,370
Carnival Corporation, Convertible
121,000 5.750%,  12/1/2027 266,139
Carvana Company
9,454
9.000%,PIK 0.000%,
12/1/2028
a,h
9,697

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Cyclical  1.9% - continued
$ 25,000 11.000%,  6/1/2030
a
$ 26,284
26,000 9.000%,  6/1/2031
a
30,799
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
a
44,420
35,000 6.750%,  5/1/2031
a
35,974
Clarios Global, LP/ Clarios US
Finance Company, Inc.
18,000 6.750%,  5/15/2028
a
18,476
Cracker Barrel Old Country Store,
Inc., Convertible
20,000 0.625%,  6/15/2026 19,050
21,000 1.750%,  9/15/2030
a
22,234
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
14,120
Dana, Inc.
41,000 4.500%,  2/15/2032
f
40,078
DraftKings Holdings, Inc.,
Convertible
216,000 Zero Coupon,  3/15/2028 193,212
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
15,454
Expedia Group, Inc.
72,000 5.400%,  2/15/2035 72,496
Expedia Group, Inc., Convertible
79,000 Zero Coupon,  2/15/2026 76,788
EZCORP, Inc., Convertible
40,000 3.750%,  12/15/2029
a
57,950
Ford Motor Company, Convertible
162,000 Zero Coupon,  3/15/2026 160,056
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 69,105
68,000 7.122%,  11/7/2033 70,573
Forestar Group, Inc.
44,000 6.500%,  3/15/2033
a
44,334
FORVIA SE
34,000 8.000%,  6/15/2030
a,f
34,836
Gap, Inc.
20,000 3.625%,  10/1/2029
a
18,575
28,000 3.875%,  10/1/2031
a
25,027
Garrett Motion Holdings, Inc./
Garrett LX I SARL
39,000 7.750%,  5/31/2032
a
40,604
General Motors Company
51,000 5.350%,  4/15/2028 51,775
General Motors Financial
Company, Inc.
61,000 5.800%,  6/23/2028 62,828
48,000 5.800%,  1/7/2029 49,438
66,000 4.900%,  10/6/2029 65,887
28,000 5.750%,  2/8/2031 28,771
23,000 5.625%,  4/4/2032 23,272
92,000 5.950%,  4/4/2034 93,308
Genting New York, LLC/GENNY
Capital, Inc.
15,000 7.250%,  10/1/2029
a
15,563
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
12,000 11.500%,  8/15/2029
a
11,741
26,000 8.750%,  1/15/2032
a
22,165
Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Cyclical  1.9% - continued
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
$ 28,000 3.500%,  3/1/2029
a
$ 26,458
Goodyear Tire & Rubber Company
28,000 4.875%,  3/15/2027 27,861
24,000 5.000%,  7/15/2029
f
23,458
Group 1 Automotive, Inc.
14,000 6.375%,  1/15/2030
a
14,376
Hanesbrands, Inc.
13,000 9.000%,  2/15/2031
a,f
13,763
Harley-Davidson Financial
Services, Inc.
61,000 5.950%,  6/11/2029
a
62,051
Hilton Domestic Operating
Company, Inc.
68,000 4.875%,  1/15/2030 67,694
14,000 4.000%,  5/1/2031
a
13,163
80,000 3.625%,  2/15/2032
a
72,469
Home Depot, Inc.
34,000 5.300%,  6/25/2054 32,641
34,000 5.400%,  6/25/2064 32,643
Hyundai Capital America
67,000 3.000%,  2/10/2027
a
65,364
40,000 6.500%,  1/16/2029
a
42,158
International Game Technology plc
68,000 5.250%,  1/15/2029
a
67,390
Jacobs Entertainment, Inc.
49,000 6.750%,  2/15/2029
a
47,162
K Hovnanian Enterprises, Inc.
12,000 11.750%,  9/30/2029
a
13,009
KB Home
60,000 4.800%,  11/15/2029 58,432
33,000 4.000%,  6/15/2031 30,634
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
139,138
34,000 6.875%,  11/1/2035 35,262
Las Vegas Sands Corporation
41,000 5.900%,  6/1/2027 41,888
LCI Industries, Convertible
89,000 3.000%,  3/1/2030
a
88,889
Lennar Corporation
59,000 5.200%,  7/30/2030 60,110
Life Time, Inc.
35,000 6.000%,  11/15/2031
a
35,558
Light & Wonder International, Inc.
16,000 7.250%,  11/15/2029
a
16,484
Live Nation Entertainment, Inc.
31,000 4.750%,  10/15/2027
a
30,663
Live Nation Entertainment, Inc.,
Convertible
93,000 3.125%,  1/15/2029 142,848
111,000 2.875%,  1/15/2030
a
120,712
Macy's Retail Holdings, LLC
26,000 5.875%,  4/1/2029
a,f
25,733
27,000 6.125%,  3/15/2032
a,f
25,741
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 40,712
30,000 5.100%,  4/15/2032 30,338
Marriott Vacations Worldwide
Corporation, Convertible
65,000 Zero Coupon,  1/15/2026 62,789

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Cyclical  1.9% - continued
$ 94,000 3.250%,  12/15/2027 $ 87,514
Match Group Holdings II, LLC
25,000 4.125%,  8/1/2030
a
23,380
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
54,735
Melco Resorts Finance, Ltd.
77,000 5.375%,  12/4/2029
a
71,950
70,000 7.625%,  4/17/2032
a
70,701
Meritage Homes Corporation
59,000 5.650%,  3/15/2035 59,168
Meritage Homes Corporation,
Convertible
56,000 1.750%,  5/15/2028 54,221
MGM Resorts International
33,000 6.125%,  9/15/2029 33,566
Michaels Companies, Inc.
11,000 5.250%,  5/1/2028
a
8,795
NCL Corporation, Ltd.
5,000 5.875%,  3/15/2026
a
5,006
73,000 5.875%,  2/15/2027
a
73,309
59,000 6.750%,  2/1/2032
a
60,276
New Home Company, Inc.
24,000 8.500%,  11/1/2030
a
24,443
Nissan Motor Company, Ltd.
51,000 4.810%,  9/17/2030
a
46,788
PENN Entertainment, Inc.
32,000 4.125%,  7/1/2029
a,f
29,651
Phinia , Inc.
23,000 6.625%,  10/15/2032
a
23,358
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,520
48,000 9.750%,  4/15/2029
a
52,578
22,000 8.125%,  12/15/2029
a,b,i
21,523
Raven Acquisition Holdings, LLC
25,000 6.875%,  11/15/2031
a
25,001
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
26,000 4.625%,  4/16/2029
a
23,032
S&S Holdings, LLC
58,000 8.375%,  10/1/2031
a
56,683
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
16,000 6.625%,  3/1/2030
a
15,419
SeaWorld Parks and
Entertainment, Inc.
67,000 5.250%,  8/15/2029
a,f
65,485
Service Corporation International/
US
28,000 3.375%,  8/15/2030 25,736
38,000 5.750%,  10/15/2032 38,388
Six Flags Entertainment
Corporation
14,000 7.000%,  7/1/2025
a,f
14,000
14,000 7.250%,  5/15/2031
a,f
14,388
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
14,000 5.375%,  4/15/2027 13,985
46,000 5.250%,  7/15/2029 45,048
Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Cyclical  1.9% - continued
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
$ 14,000 6.625%,  5/1/2032
a
$ 14,440
Sonic Automotive, Inc.
35,000 4.875%,  11/15/2031
a
33,267
Staples, Inc.
26,000 10.750%,  9/1/2029
a
24,607
Station Casinos, LLC
31,000 4.625%,  12/1/2031
a
29,039
Tenneco, Inc.
51,000 8.000%,  11/17/2028
a
50,434
Toyota Motor Credit Corporation
59,000 4.800%,  5/15/2030 59,941
40,000 5.550%,  11/20/2030 42,107
40,000 4.800%,  1/5/2034 39,984
Tractor Supply Company
41,000 5.250%,  5/15/2033 41,852
Uber Technologies, Inc.
48,000 5.350%,  9/15/2054 44,772
52,000 4.800%,  9/15/2034 51,076
Uber Technologies, Inc.,
Convertible
63,000 Zero Coupon,  12/15/2025 75,411
56,000 Zero Coupon,  5/15/2028
a
59,332
86,000 0.875%,  12/1/2028 122,679
Vail Resorts, Inc.
16,000 5.625%,  7/15/2030
a
16,000
Vail Resorts, Inc., Convertible
81,000 Zero Coupon,  1/1/2026 78,772
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
152,075
Victoria's Secret & Company
71,000 4.625%,  7/15/2029
a
66,255
Victra Holdings, LLC/ Victra
Finance Corporation
15,000 8.750%,  9/15/2029
a,f
15,715
Viking Cruises, Ltd.
91,000 5.875%,  9/15/2027
a
91,051
Walgreens Boots Alliance, Inc.
37,000 3.200%,  4/15/2030 35,337
Wayfair, LLC
27,000 7.750%,  9/15/2030
a
27,168
Wyndham Hotels & Resorts, Inc.
48,000 4.375%,  8/15/2028
a
46,957
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
70,386
Yum! Brands, Inc.
71,000 4.750%,  1/15/2030
a
70,331
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
a
46,932
25,000 6.750%,  4/23/2030
a
24,008
Total 7,293,104
Consumer Non-Cyclical  2.1%
1261229 B.C., Ltd.
44,000 10.000%,  4/15/2032
a
44,386

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Non-Cyclical  2.1% - continued
AbbVie, Inc.
$ 100,000 5.500%,  3/15/2064 $ 96,970
100,000 4.500%,  5/14/2035 96,615
60,000 5.350%,  3/15/2044 58,811
Acadia Healthcare Company, Inc.
29,000 7.375%,  3/15/2033
a
29,877
AdaptHealth , LLC
97,000 4.625%,  8/1/2029
a,f
91,436
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
32,000 4.625%,  1/15/2027
a
31,799
93,000 3.500%,  3/15/2029
a
88,106
10,000 6.250%,  3/15/2033
a
10,308
Altria Group, Inc.
40,000 6.200%,  11/1/2028 42,223
Anheuser-Busch InBev Worldwide,
Inc.
119,000 5.000%,  6/15/2034 121,475
AstraZeneca Finance, LLC
59,000 5.000%,  2/26/2034 60,147
B&G Foods, Inc.
24,000 8.000%,  9/15/2028
a
23,107
BAT Capital Corporation
65,000 6.250%,  8/15/2055 65,833
45,000 6.343%,  8/2/2030 48,491
43,000 7.750%,  10/19/2032 49,700
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,700
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 38,371
67,000 2.823%,  5/20/2030 62,023
BellRing Brands, Inc.
19,000 7.000%,  3/15/2030
a
19,786
BioMarin Pharmaceutical, Inc.,
Convertible
103,000 1.250%,  5/15/2027 96,954
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 59,825
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 78,047
41,000 5.750%,  2/1/2031 43,679
20,000 5.900%,  11/15/2033 21,441
Bunge, Ltd. Finance Corporation
14,000 4.650%,  9/17/2034 13,584
Campbell's Company
124,000 5.400%,  3/21/2034 125,932
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
68,710
124,000 5.125%,  2/11/2035
a
124,890
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
22,000 9.500%,  10/15/2029
a
17,928
Cencora , Inc.
36,000 5.150%,  2/15/2035 36,305
Central Garden & Pet Company
32,000 4.125%,  10/15/2030
f
30,208
Champ Acquisition Corporation
41,000 8.375%,  12/1/2031
a
43,568
Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Non-Cyclical  2.1% - continued
Chefs' Warehouse, Inc.,
Convertible
$ 94,000 2.375%,  12/15/2028 $ 146,264
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
a
63,039
24,000 6.875%,  4/15/2029
a
19,136
37,000 4.750%,  2/15/2031
a
31,631
39,000 10.875%,  1/15/2032
a
41,335
Cigna Group
40,000 5.600%,  2/15/2054 38,376
51,000 2.400%,  3/15/2030 46,539
Coca-Cola Company
40,000 5.300%,  5/13/2054 38,919
Concentra Health Services, Inc.
24,000 6.875%,  7/15/2032
a
24,849
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 40,408
90,000 3.150%,  8/1/2029 85,496
16,000 4.900%,  5/1/2033
f
15,853
CVS Health Corporation
80,000 6.050%,  6/1/2054 78,403
58,000 6.750%,  12/10/2054
b
58,126
41,000 5.000%,  2/20/2026 41,054
35,000 4.300%,  3/25/2028 34,856
120,000 4.780%,  3/25/2038 110,127
127,000 6.000%,  6/1/2044 125,527
DaVita, Inc.
27,000 3.750%,  2/15/2031
a
24,557
36,000 6.875%,  9/1/2032
a
37,302
24,000 6.750%,  7/15/2033
a
24,782
Diageo Capital plc
45,000 2.000%,  4/29/2030 40,479
Edgewell Personal Care Company
34,000 5.500%,  6/1/2028
a
33,828
Eli Lilly & Company
80,000 5.000%,  2/9/2054 74,760
16,000 5.500%,  2/12/2055 16,100
82,000 4.700%,  2/27/2033 82,645
Embecta Corporation
29,000 5.000%,  2/15/2030
a
26,204
23,000 6.750%,  2/15/2030
a,f
22,080
Encompass Health Corporation
37,000 4.500%,  2/1/2028 36,667
Endo Finance Holdings, Inc.
28,000 8.500%,  4/15/2031
a,f
29,640
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
34,083
17,000 4.375%,  3/31/2029
a
16,079
Envista Holdings Corporation,
Convertible
36,000 1.750%,  8/15/2028 33,368
Fortrea Holdings, Inc.
11,000 7.500%,  7/1/2030
a,f
9,957
GE HealthCare Technologies, Inc.
59,000 6.377%,  11/22/2052 63,567
General Mills, Inc.
16,000 4.950%,  3/29/2033 16,022
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 47,588

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Non-Cyclical  2.1% - continued
Grifols SA
$ 20,000 4.750%,  10/15/2028
a
$ 19,227
HCA, Inc.
34,000 5.950%,  9/15/2054 33,043
49,000 5.250%,  3/1/2030 50,235
65,000 5.750%,  3/1/2035 66,844
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
37,000 7.875%,  9/1/2025
a,f
37,011
HLF Financing SARL, LLC/
Herbalife International, Inc.
27,000 4.875%,  6/1/2029
a
22,703
Insulet Corporation
15,000 6.500%,  4/1/2033
a
15,639
Insulet Corporation, Convertible
73,000 0.375%,  9/1/2026 102,524
Integer Holdings Corporation,
Convertible
39,000 2.125%,  2/15/2028 58,364
147,000 1.875%,  3/15/2030
a
152,733
IQVIA, Inc.
48,000 6.250%,  6/1/2032
a
49,258
Jazz Investments I, Ltd.,
Convertible
98,000 2.000%,  6/15/2026 98,931
120,000 3.125%,  9/15/2030
a
127,200
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
107,000 2.500%,  1/15/2027 104,081
52,000 3.625%,  1/15/2032 47,548
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
82,000 6.375%,  4/15/2066
a,c
82,604
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
55,000 5.950%,  4/20/2035
a
56,979
Johnson & Johnson
80,000 5.250%,  6/1/2054 79,362
KeHE Distributors, LLC/ KeHE
Finance Corporation/ NextWave
Distribution, Inc.
49,000 9.000%,  2/15/2029
a
50,747
Kenvue , Inc.
82,000 4.850%,  5/22/2032 82,986
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 65,999
78,000 5.300%,  3/15/2034 79,837
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,155
59,000 5.400%,  3/15/2035 59,778
Lamb Weston Holdings, Inc.
25,000 4.375%,  1/31/2032
a
23,412
LifePoint Health, Inc.
21,000 9.875%,  8/15/2030
a
22,716
34,000 11.000%,  10/15/2030
a
37,509
Mars, Inc.
7,000 5.650%,  5/1/2045
a
7,017
Mattel, Inc.
124,000 3.375%,  4/1/2026
a
122,204
Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Non-Cyclical  2.1% - continued
Medline Borrower, LP/Medline Co-
Issuer, Inc.
$ 29,000 6.250%,  4/1/2029
a
$ 29,791
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 40,584
Mozart Debt Merger Sub, Inc.
58,000 3.875%,  4/1/2029
a
55,636
60,000 5.250%,  10/1/2029
a
59,532
Newell Brands, Inc.
29,000 6.375%,  9/15/2027 29,389
29,000 6.625%,  9/15/2029 28,706
15,000 6.375%,  5/15/2030 14,592
Novartis Capital Corporation
87,000 4.700%,  9/18/2054 77,914
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
39,000 4.125%,  4/30/2028
a
37,509
65,000 5.125%,  4/30/2031
a
56,411
Owens & Minor, Inc.
24,000 6.625%,  4/1/2030
a,f
22,544
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 72,692
Performance Food Group, Inc.
42,000 4.250%,  8/1/2029
a
40,498
33,000 6.125%,  9/15/2032
a
33,757
Perrigo Finance Unlimited
Company
47,000 4.900%,  6/15/2030 46,209
Philip Morris International, Inc.
43,000 5.625%,  11/17/2029 45,152
40,000 5.125%,  2/13/2031 41,198
43,000 5.750%,  11/17/2032 45,460
60,000 5.250%,  2/13/2034 61,196
30,000 4.900%,  11/1/2034 29,857
Post Holdings, Inc.
42,000 4.625%,  4/15/2030
a
40,372
56,000 4.500%,  9/15/2031
a
51,980
33,000 6.250%,  10/15/2034
a
33,187
Post Holdings, Inc., Convertible
188,000 2.500%,  8/15/2027 214,602
Prime Healthcare Services, Inc.
57,000 9.375%,  9/1/2029
a
56,573
Radiology Partners, Inc.
47,000 8.500%,  7/15/2032
a
47,110
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
56,252
62,000 2.076%,  12/13/2031
a
53,966
Royalty Pharma plc
105,000 1.200%,  9/2/2025 104,306
54,000 5.150%,  9/2/2029 55,105
Simmons Foods, Inc.
69,000 4.625%,  3/1/2029
a
65,148
Sotera Health Holdings, LLC
29,000 7.375%,  6/1/2031
a
30,173
Spectrum Brands, Inc.
6,000 3.875%,  3/15/2031
a
4,813
Spectrum Brands, Inc.,
Convertible
108,000 3.375%,  6/1/2029 97,902
Star Parent, Inc.
27,000 9.000%,  10/1/2030
a
28,399

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Consumer Non-Cyclical  2.1% - continued
Stryker Corporation
$ 43,000 5.200%,  2/10/2035 $ 43,818
Sysco Corporation
38,000 5.950%,  4/1/2030 40,229
Takeda Pharmaceutical Company,
Ltd.
103,000 5.650%,  7/5/2054 100,158
89,000 5.000%,  11/26/2028 90,676
Tenet Healthcare Corporation
76,000 5.125%,  11/1/2027 75,878
76,000 4.375%,  1/15/2030 73,568
68,000 6.750%,  5/15/2031 70,352
US Acute Care Solutions, LLC
50,000 9.750%,  5/15/2029
a
51,572
Viterra Finance BV
83,000 3.200%,  4/21/2031
a
76,223
Whirlpool Corporation
42,000 6.500%,  6/15/2033 42,135
Winnebago Industries, Inc.,
Convertible
107,000 3.250%,  1/15/2030 92,020
Wyeth, LLC
99,000 6.500%,  2/1/2034 110,369
Zoetis, Inc.
62,000 5.600%,  11/16/2032 65,460
Total 8,109,500
Energy  1.5%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
56,572
APA Corporation
61,000 4.375%,  10/15/2028
a
58,671
Archrock Partners, LP/ Archrock
Partners Finance Corporation
30,000 6.250%,  4/1/2028
a
30,099
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
28,000 5.875%,  6/30/2029
a
28,048
24,000 6.625%,  7/15/2033
a
24,348
Baytex Energy Corporation
35,000 8.500%,  4/30/2030
a
35,021
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
45,000 7.000%,  7/15/2029
a
46,965
BP Capital Markets America, Inc.
61,000 4.812%,  2/13/2033 60,918
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,i
50,471
56,000 6.450%,  12/1/2033
b,i
57,246
Buckeye Partners, LP
39,000 4.500%,  3/1/2028
a
38,412
30,000 6.875%,  7/1/2029
a
31,081
California Resources Corporation
34,000 8.250%,  6/15/2029
a
34,900
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 44,518
44,000 3.250%,  1/31/2032 39,443
55,000 5.950%,  6/30/2033 57,411
Principal
Amount Long-Term Fixed Income  47.4% Value
Energy  1.5% - continued
Cheniere Energy, Inc.
$ 35,000 5.650%,  4/15/2034 $ 35,846
Civitas Resources, Inc.
15,000 8.375%,  7/1/2028
a
15,359
64,000 8.750%,  7/1/2031
a
64,711
36,000 9.625%,  6/15/2033
a
36,907
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
33,133
CNX Resources Corporation,
Convertible
64,000 2.250%,  5/1/2026 168,128
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,439
81,000 6.042%,  8/15/2028
a
84,338
Comstock Resources, Inc.
33,000 6.750%,  3/1/2029
a
32,898
53,000 5.875%,  1/15/2030
a
51,480
ConocoPhillips Company
57,000 4.850%,  1/15/2032 57,587
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
44,000 5.500%,  6/15/2031
a
43,467
Crescent Energy Finance, LLC
59,000 7.625%,  4/1/2032
a
57,608
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
62,000 8.625%,  3/15/2029
a
64,349
24,000 7.375%,  6/30/2033
a
23,888
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
22,907
Diamondback Energy, Inc.
94,000 5.750%,  4/18/2054 87,253
Eastern Energy Gas Holdings, LLC
68,000 5.800%,  1/15/2035 70,762
Enbridge, Inc.
60,000 7.375%,  1/15/2083
b
61,729
56,000 7.625%,  1/15/2083
b
59,053
60,000 5.950%,  4/5/2054 59,382
20,000 5.700%,  3/8/2033 20,736
Enerflex , Ltd.
19,000 9.000%,  10/15/2027
a
19,592
Energy Transfer, LP
40,000 5.950%,  5/15/2054 38,052
101,000 8.000%,  5/15/2054
b
107,452
40,000 6.050%,  9/1/2054 38,443
41,000 4.400%,  3/15/2027 40,996
17,000 7.125%,  5/15/2030
b,i
17,317
40,000 6.400%,  12/1/2030 43,106
Enterprise Products Operating,
LLC
49,000 5.550%,  2/16/2055 47,272
Excelerate Energy, LP
14,000 8.000%,  5/15/2030
a
14,758
Genesis Energy LP/Genesis
Energy Finance Corporation
45,000 8.875%,  4/15/2030 47,780
41,000 7.875%,  5/15/2032 42,630
Harvest Midstream I, LP
68,000 7.500%,  9/1/2028
a
69,158

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Energy  1.5% - continued
Hess Midstream Operations, LP
$ 63,000 4.250%,  2/15/2030
a
$ 60,573
Hilcorp Energy I, LP/ Hilcorp
Finance Company
64,000 5.750%,  2/1/2029
a
63,167
28,000 6.000%,  4/15/2030
a
27,220
48,000 6.250%,  4/15/2032
a
45,834
Howard Midstream Energy
Partners, LLC
79,000 7.375%,  7/15/2032
a
83,084
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
a
61,812
Kinder Morgan, Inc.
68,000 5.950%,  8/1/2054 66,734
Kodiak Gas Services, LLC
34,000 7.250%,  2/15/2029
a
35,170
MEG Energy Corporation
26,000 5.875%,  2/1/2029
a
25,973
MPLX, LP
113,000 1.750%,  3/1/2026 110,817
20,000 5.000%,  3/1/2033 19,722
56,000 5.500%,  6/1/2034 56,228
Nabors Industries, Inc.
28,000 7.375%,  5/15/2027
a
27,650
49,000 9.125%,  1/31/2030
a
46,918
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,237
41,000 8.375%,  2/15/2032
a
41,123
Noble Finance II, LLC
28,000 8.000%,  4/15/2030
a
28,510
Northern Oil and Gas, Inc.
36,000 8.750%,  6/15/2031
a
37,098
Northern Oil and Gas, Inc.,
Convertible
134,000 3.625%,  4/15/2029 139,695
Occidental Petroleum Corporation
22,000 5.000%,  8/1/2027 22,189
80,000 8.875%,  7/15/2030 91,415
ONEOK, Inc.
67,000 5.700%,  11/1/2054 61,844
41,000 5.650%,  11/1/2028 42,474
40,000 4.750%,  10/15/2031 39,603
Ovintiv , Inc.
54,000 7.200%,  11/1/2031 58,343
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 42,079
Permian Resources Operating,
LLC
23,000 6.250%,  2/1/2033
a
23,213
Permian Resources Operating,
LLC, Convertible
33,000 3.250%,  4/1/2028 79,546
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 50,524
Prairie Acquiror , LP
45,000 9.000%,  8/1/2029
a
46,873
Precision Drilling Corporation
29,000 6.875%,  1/15/2029
a
28,648
Principal
Amount Long-Term Fixed Income  47.4% Value
Energy  1.5% - continued
Range Resources Corporation
$ 46,000 4.750%,  2/15/2030
a
$ 44,745
Rockies Express Pipeline, LLC
71,000 4.950%,  7/15/2029
a
69,700
Saturn Oil & Gas, Inc.
14,000 9.625%,  6/15/2029
a,f
13,914
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
28,991
SM Energy Company
35,000 6.500%,  7/15/2028 35,306
19,000 7.000%,  8/1/2032
a
18,722
South Bow USA Infrastructure
Holdings, LLC
15,000 5.584%,  10/1/2034
a
14,842
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
28,000 5.875%,  3/1/2027 27,992
Sunoco, LP
83,000 7.000%,  5/1/2029
a
86,435
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 44,118
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
76,000 5.500%,  1/15/2028
a
75,554
42,000 7.375%,  2/15/2029
a
43,167
Talos Production, Inc.
13,000 9.000%,  2/1/2029
a
13,310
Targa Resources Corporation
35,000 6.125%,  5/15/2055 34,239
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 105,150
TGNR Intermediate Holdings, LLC
60,000 5.500%,  10/15/2029
a
58,145
Tidewater, Inc.
12,000 9.125%,  7/15/2030
a,c
12,346
TotalEnergies Capital SA
120,000 5.488%,  4/5/2054 115,478
TransCanada Trust
105,000 5.875%,  8/15/2076
b
105,166
Transocean Titan Financing, Ltd.
49,762 8.375%,  2/1/2028
a
50,546
Transocean, Inc.
58,400 8.750%,  2/15/2030
a
60,055
UGI Corporation, Convertible
56,000 5.000%,  6/1/2028 77,166
USA Compression Partners, LP/
USA Compression Finance
Corporation
48,000 7.125%,  3/15/2029
a
49,197
Valaris , Ltd.
57,000 8.375%,  4/30/2030
a
58,481
Venture Global Calcasieu Pass,
LLC
34,000 3.875%,  8/15/2029
a
32,053
40,000 4.125%,  8/15/2031
a
37,024
Venture Global LNG, Inc.
103,000 8.125%,  6/1/2028
a
106,455

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Energy  1.5% - continued
$ 43,000 9.000%,  9/30/2029
a,b,i
$ 41,805
102,000 8.375%,  6/1/2031
a
105,941
47,000 9.875%,  2/1/2032
a
50,758
Venture Global Plaquemines LNG,
LLC
16,000 6.750%,  1/15/2036
a
16,000
24,000 7.750%,  5/1/2035
a
25,978
Vital Energy, Inc.
35,000 7.750%,  7/31/2029
a,f
30,910
24,000 7.875%,  4/15/2032
a,f
20,520
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 71,980
45,000 2.600%,  3/15/2031 40,316
21,000 5.600%,  3/15/2035 21,587
Total 5,840,048
Financials  5.2%
Acrisure , LLC/ Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
18,235
28,000 7.500%,  11/6/2030
a
28,925
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
40,000 6.950%,  3/10/2055
b
41,568
63,000 6.500%,  7/15/2025 63,040
114,000 3.000%,  10/29/2028 108,605
Agree, LP
39,000 5.625%,  6/15/2034 39,977
Air Lease Corporation
24,000 3.375%,  7/1/2025 24,000
49,000 4.650%,  6/15/2026
b,i
48,718
45,000 3.125%,  12/1/2030 41,584
Aircastle , Ltd.
45,000 5.250%,  6/15/2026
a,b,i
44,541
45,000 2.850%,  1/26/2028
a
42,844
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
28,000 4.250%,  10/15/2027
a
27,485
58,000 6.750%,  4/15/2028
a
58,963
39,000 7.000%,  1/15/2031
a
40,342
Ally Financial, Inc.
88,000 4.700%,  5/15/2026
b,i
84,965
108,000 8.000%,  11/1/2031 122,971
43,000 6.700%,  2/14/2033
f
44,803
American Express Company
50,000 3.550%,  9/15/2026
b,i
48,832
American Homes 4 Rent, LP
33,000 4.950%,  6/15/2030 33,337
American International Group, Inc.
81,000 5.125%,  3/27/2033 82,349
Americold Realty Operating
Partnership, LP
55,000 5.600%,  5/15/2032 55,269
Ameriprise Financial, Inc.
72,000 5.200%,  4/15/2035 72,530
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,442
34,000 4.875%,  6/30/2029
a
33,042
Aon North America, Inc.
80,000 5.750%,  3/1/2054 78,835
Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
Apollo Debt Solutions BDC
$ 55,000 6.700%,  7/29/2031 $ 57,152
Ares Capital Corporation
104,000 2.150%,  7/15/2026 101,342
48,000 5.875%,  3/1/2029 48,944
Ares Strategic Income Fund
88,000 5.450%,  9/9/2028
a
88,043
30,000 5.600%,  2/15/2030 29,909
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 58,831
20,000 5.000%,  2/15/2032 20,270
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,326
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
47,975
Avolon Holdings Funding, Ltd.
80,000 5.750%,  3/1/2029
a
82,182
75,000 5.375%,  5/30/2030
a
76,400
Azorra Finance, Ltd.
62,000 7.750%,  4/15/2030
a
64,650
Banco Santander SA
25,000 4.750%,  11/12/2026
b,i
24,236
Bank of America Corporation
80,000 6.125%,  4/27/2027
b,i
81,293
84,000 4.376%,  4/27/2028
b
83,982
134,000 3.593%,  7/21/2028
b
131,943
125,000 5.819%,  9/15/2029
b
130,215
179,000 3.974%,  2/7/2030
b
176,191
70,000 5.162%,  1/24/2031
b
71,746
159,000 2.687%,  4/22/2032
b
142,691
65,000 2.572%,  10/20/2032
b
57,288
82,000 2.972%,  2/4/2033
b
73,430
60,000 5.468%,  1/23/2035
b
61,640
142,000 5.425%,  8/15/2035
b
141,958
42,000 3.846%,  3/8/2037
b
38,434
Bank of Montreal
42,000 3.088%,  1/10/2037
b
36,271
Bank of New York Mellon
Corporation
65,000 4.596%,  7/26/2030
b
65,713
41,000 6.474%,  10/25/2034
b
45,148
Barclays plc
35,000 6.125%,  12/15/2025
b,i
35,013
80,000 5.501%,  8/9/2028
b
81,593
68,000 4.972%,  5/16/2029
b
68,711
51,000 6.224%,  5/9/2034
b
54,129
41,000 7.119%,  6/27/2034
b
44,788
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 38,360
Blackstone Mortgage Trust, Inc.,
Convertible
14,000 5.500%,  3/15/2027 13,594
Blackstone Private Credit Fund
40,000 5.600%,  11/22/2029 40,276
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 61,606
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,941
76,000 6.100%,  3/15/2028
a
76,412
20,000 6.750%,  4/4/2029 20,397

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
BNP Paribas SA
$ 55,000 3.132%,  1/20/2033
a,b
$ 48,957
32,000 7.450%,  6/27/2035
a,b,i
32,192
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 69,053
Brookfield Finance, Inc.
46,000 5.813%,  3/3/2055 44,983
Brown & Brown, Inc.
15,000 6.250%,  6/23/2055 15,462
15,000 5.550%,  6/23/2035 15,296
Burford Capital Global Finance,
LLC
66,000 9.250%,  7/1/2031
a
69,462
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,i
27,320
61,000 3.273%,  3/1/2030
b
58,347
19,000 6.700%,  11/29/2032 20,746
Capital One NA
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
92,210
Capital Southwest Corporation,
Convertible
6,000 5.125%,  11/15/2029 5,899
Centene Corporation
167,000 3.000%,  10/15/2030 149,218
Charles Schwab Corporation
54,000 4.000%,  6/1/2026
b,i
53,189
40,000 6.136%,  8/24/2034
b
43,279
CHL Mortgage Pass-Through Trust
21,049
6.315%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
20,611
175,374
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 75,269
Citadel, LP
44,000 6.375%,  1/23/2032
a
45,946
Citigroup, Inc.
105,000 3.875%,  2/18/2026
b,i
103,554
91,000 1.462%,  6/9/2027
b
88,420
78,000 3.070%,  2/24/2028
b
76,271
29,000 7.375%,  5/15/2028
b,i
30,508
55,000 7.625%,  11/15/2028
b,i
57,882
180,000 4.075%,  4/23/2029
b
178,215
34,000 7.125%,  8/15/2029
b,i
35,044
28,000 6.950%,  2/15/2030
b,i
28,597
93,000 4.952%,  5/7/2031
b
94,060
41,000 6.174%,  5/25/2034
b
42,920
45,000 7.000%,  8/15/2034
b,i
47,302
62,000 6.020%,  1/24/2036
b
63,669
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,i
63,133
30,000 5.718%,  7/23/2032
b
31,036
CNA Financial Corporation
80,000 5.125%,  2/15/2034 80,124
Coinbase Global, Inc., Convertible
116,000 0.500%,  6/1/2026 133,922
98,000 0.250%,  4/1/2030 127,939
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,i
42,000
21,000 5.982%,  1/30/2030
b
21,510
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
48,152
Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
COPT Defense Properties, LP
$ 91,000 2.250%,  3/15/2026 $ 89,265
COPT Defense Properties, LP,
Convertible
25,000 5.250%,  9/15/2028
a
28,215
Corebridge Financial, Inc.
56,000 6.375%,  9/15/2054
b
55,814
42,000 6.875%,  12/15/2052
b
43,327
42,000 6.050%,  9/15/2033 44,211
48,000 5.750%,  1/15/2034 49,868
Countrywide Home Loan
Mortgage Pass Through Trust
320,294
5.200%,  11/25/2035, Ser.
2005-22, Class 2A1
b
264,937
Cousins Properties, LP
10,000 5.375%,  2/15/2032 10,104
Credit Acceptance Corporation
32,000 9.250%,  12/15/2028
a
33,877
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
41,930
Credit Suisse Group AG
32,000 7.250%,  N/A
*,j
2,160
22,000 7.500%,  N/A
*,j
1,485
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,i
60,544
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
b
150,463
64,000 2.311%,  11/16/2027
b
62,097
62,000 3.742%,  1/7/2033
b
55,805
Digital Realty Trust, LP, Convertible
72,000 1.875%,  11/15/2029
a
75,701
Drawbridge Special Opportunities
Fund, LP
97,000 3.875%,  2/15/2026
a
95,624
Elevance Health, Inc.
80,000 5.650%,  6/15/2054 76,873
124,000 2.550%,  3/15/2031 111,342
Encore Capital Group, Inc.
41,000 9.250%,  4/1/2029
a
43,601
15,000 8.500%,  5/15/2030
a
16,089
Encore Capital Group, Inc.,
Convertible
56,000 4.000%,  3/15/2029 52,570
ERP Operating, LP
62,000 4.950%,  6/15/2032 62,707
Extra Space Storage, LP
44,000 2.400%,  10/15/2031 38,230
Fairfax Financial Holdings, Ltd.
60,000 6.350%,  3/22/2054 60,768
Federal Realty OP, LP, Convertible
28,000 3.250%,  1/15/2029
a
27,818
Fifth Third Bancorp
20,000 4.500%,  9/30/2025
b,i
19,920
44,000 4.772%,  7/28/2030
b
44,273
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 109,305
FirstCash , Inc.
69,000 5.625%,  1/1/2030
a
68,803
Freedom Mortgage Corporation
22,000 7.625%,  5/1/2026
a
22,007

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
Freedom Mortgage Holdings, LLC
$ 65,000 9.250%,  2/1/2029
a
$ 67,514
28,000 9.125%,  5/15/2031
a
28,862
FS KKR Capital Corporation
45,000 2.625%,  1/15/2027 43,151
FTAI Aviation Investors, LLC
29,000 5.500%,  5/1/2028
a
28,844
21,000 7.000%,  5/1/2031
a
21,744
32,000 7.000%,  6/15/2032
a
33,041
GGAM Finance, Ltd.
22,000 7.750%,  5/15/2026
a
22,225
28,000 8.000%,  6/15/2028
a
29,616
53,000 5.875%,  3/15/2030
a
53,376
Global Aircraft Leasing Company,
Ltd.
70,000 8.750%,  9/1/2027
a
71,758
Global Net Lease, Inc.
18,000 4.500%,  9/30/2028
a
17,441
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
42,000 3.750%,  12/15/2027
a
40,111
goeasy , Ltd.
45,000 9.250%,  12/1/2028
a
47,611
15,000 7.625%,  7/1/2029
a
15,463
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,840
Goldman Sachs Group, Inc.
46,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,i
46,169
33,000 3.650%,  8/10/2026
b,i
32,306
57,000 4.125%,  11/10/2026
b,i
55,950
60,000 1.948%,  10/21/2027
b
58,096
42,000 2.640%,  2/24/2028
b
40,790
124,000 3.615%,  3/15/2028
b
122,269
86,000 4.482%,  8/23/2028
b
86,114
90,000 3.814%,  4/23/2029
b
88,567
44,000 3.800%,  3/15/2030 42,938
44,000 2.615%,  4/22/2032
b
39,110
45,000 2.383%,  7/21/2032
b
39,301
29,000 6.125%,  11/10/2034
b,f,i
29,038
70,000 5.330%,  7/23/2035
b
70,609
60,000 5.016%,  10/23/2035
b
59,274
Hartford Insurance Group, Inc.
45,000 2.800%,  8/19/2029 42,329
22,000
6.713%,  (TSFR3M +
2.387%), 2/12/2047
a,b
20,460
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
23,000 3.750%,  8/15/2028
a,f
26,542
Hercules Capital, Inc., Convertible
14,000 4.750%,  9/1/2028
a
13,531
HSBC Holdings plc
126,000 4.583%,  6/19/2029
b
126,182
23,000 6.875%,  9/11/2029
b,i
23,276
53,000 2.804%,  5/24/2032
b
47,087
HUB International, Ltd.
43,000 7.250%,  6/15/2030
a
44,937
Huntington Bancshares, Inc./OH
28,000 4.450%,  10/15/2027
b,i
27,705
95,000 5.709%,  2/2/2035
b
97,084
54,000 6.141%,  11/18/2039
b
55,048
Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
Huntington Bank Auto Credit-
Linked Notes
$ 220,574
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
$ 222,646
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
25,000 6.250%,  5/15/2026 24,822
78,000 5.250%,  5/15/2027 75,577
ING Groep NV
90,000 1.726%,  4/1/2027
b
88,152
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 57,899
Jane Street Group/JSG Finance,
Inc.
45,000 4.500%,  11/15/2029
a
43,654
15,000 7.125%,  4/30/2031
a
15,782
25,000 6.125%,  11/1/2032
a
25,239
36,000 6.750%,  5/1/2033
a
37,015
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
23,200
36,000 6.625%,  10/15/2031
a
35,870
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,892
56,000 9.500%,  2/15/2029
a
59,111
JPMorgan Chase & Company
40,000 3.650%,  6/1/2026
b,i
39,351
134,000 4.005%,  4/23/2029
b
132,821
45,000 2.069%,  6/1/2029
b
42,207
30,000 6.500%,  4/1/2030
b,i
30,983
179,000 4.493%,  3/24/2031
b
178,775
42,000 2.963%,  1/25/2033
b
37,751
44,000 4.912%,  7/25/2033
b
44,255
42,000 5.717%,  9/14/2033
b
43,776
29,000 5.350%,  6/1/2034
b
29,836
36,000 6.254%,  10/23/2034
b
39,126
20,000 5.336%,  1/23/2035
b
20,473
72,000 5.766%,  4/22/2035
b
75,642
36,000 5.502%,  1/24/2036
b
37,080
60,000 5.534%,  11/29/2045
b
60,134
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 64,715
77,000 5.000%,  1/26/2033 75,983
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 56,020
Kite Realty Group, LP, Convertible
4,000 0.750%,  4/1/2027
a
4,130
Liberty Mutual Group, Inc.
16,000 4.125%,  12/15/2051
a,b
15,581
Lincoln National Corporation
16,000
6.944%,  (TSFR3M +
2.619%), 8/18/2025
b
13,622
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
b
139,436
LPL Holdings, Inc.
65,000 4.900%,  4/3/2028 65,494
M&T Bank Corporation
96,000 3.500%,  9/1/2026
b,i
92,710
Macquarie Airfinance Holdings,
Ltd.
16,000 6.400%,  3/26/2029
a
16,703

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
$ 33,000 5.150%,  3/17/2030
a
$ 32,978
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,b
85,866
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 35,023
MetLife, Inc.
30,000 6.350%,  3/15/2055
b
30,814
34,000 3.850%,  9/15/2025
b,i
33,824
44,000 5.875%,  3/15/2028
b,f,i
44,860
57,000 6.400%,  12/15/2036 59,689
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
68,322
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 89,841
Mitsubishi UFJ Financial Group,
Inc.
91,000 1.538%,  7/20/2027
b
88,293
Mizuho Financial Group, Inc.
93,000 2.564%,  9/13/2031 81,192
40,000 5.748%,  7/6/2034
b
41,641
Molina Healthcare, Inc.
29,000 4.375%,  6/15/2028
a
28,345
29,000 6.250%,  1/15/2033
a
29,519
Morgan Stanley
44,000 5.516%,  11/19/2055
b
42,998
39,000 0.985%,  12/10/2026
b
38,379
93,000 1.512%,  7/20/2027
b
90,216
28,000 5.123%,  2/1/2029
b
28,489
69,000 3.622%,  4/1/2031
b
66,168
42,000 2.943%,  1/21/2033
b
37,485
44,000 4.889%,  7/20/2033
b
44,044
42,000 5.250%,  4/21/2034
b
42,724
47,000 5.424%,  7/21/2034
b
48,147
33,000 5.831%,  4/19/2035
b
34,573
26,000 5.587%,  1/18/2036
b
26,689
78,000 2.484%,  9/16/2036
b
66,279
MPT Operating Partnership, LP/
MPT Finance Corporation
31,000 8.500%,  2/15/2032
a
32,443
Nasdaq, Inc.
30,000 5.350%,  6/28/2028 30,889
Nationstar Mortgage Holdings,
Inc.
14,000 5.500%,  8/15/2028
a
13,908
44,000 5.125%,  12/15/2030
a
44,531
12,000 7.125%,  2/1/2032
a
12,464
NatWest Group plc
45,000 4.892%,  5/18/2029
b
45,450
97,000 6.475%,  6/1/2034
b
101,557
Navient Corporation
17,000 5.000%,  3/15/2027 16,931
Neuberger Berman CLO, Ltd.
350,000
7.518%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
350,322
New Mountain Finance
Corporation, Convertible
12,000 7.500%,  10/15/2025 12,031
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
42,084
40,000 5.000%,  1/9/2034
a
40,265
Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
Nippon Life Insurance Company
$ 135,000 5.950%,  4/16/2054
a,b
$ 136,010
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 40,976
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 62,544
69,000 5.783%,  7/3/2034 71,382
Northwestern Mutual Life
Insurance Company
66,000 6.170%,  5/29/2055
a
68,921
Omega Healthcare Investors, Inc.
68,000 5.200%,  7/1/2030 68,382
OneMain Finance Corporation
46,000 3.500%,  1/15/2027 45,034
24,000 6.750%,  3/15/2032 24,451
101,000 7.125%,  9/15/2032 104,562
Panther Escrow Issuer, LLC
80,000 7.125%,  6/1/2031
a
83,100
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
78,000 4.875%,  5/15/2029
a
75,575
Pebblebrook Hotel Trust,
Convertible
237,000 1.750%,  12/15/2026 223,985
PennyMac Financial Services, Inc.
36,000 6.875%,  5/15/2032
a
36,809
26,000 6.875%,  2/15/2033
a
26,650
Phoenix Aviation Capital, Ltd.
38,000 9.250%,  7/15/2030
a
39,358
PNC Bank NA
45,000 2.700%,  10/22/2029 41,990
PNC Financial Services Group,
Inc.
42,000 6.200%,  9/15/2027
b,i
42,793
36,000 5.582%,  6/12/2029
b
37,282
43,000 6.250%,  3/15/2030
b,i
44,214
40,000 6.875%,  10/20/2034
b
44,716
PRA Group, Inc.
44,000 8.375%,  2/1/2028
a
45,155
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
27,153
4.781%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A- FP
a,b
24,792
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
59,585
35,000 5.250%,  1/15/2035
a
35,162
Prologis, LP
48,000 5.250%,  3/15/2054 45,052
Provident Financing Trust I
42,000 7.405%,  3/15/2038 44,846
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
b
40,619
43,000 6.750%,  3/1/2053
b
45,045
100,000 6.500%,  3/15/2054
b
102,725
42,000 3.700%,  10/1/2050
b
38,309
Realty Income Corporation
75,000 3.200%,  1/15/2027 73,712

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
Regency Centers, LP
$ 61,000 5.250%,  1/15/2034 $ 61,888
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 46,120
79,000 5.750%,  9/15/2034 81,088
RenaissanceRe Holdings, Ltd.
75,000 5.800%,  4/1/2035 77,057
Rexford Industrial Realty, LP,
Convertible
34,000 4.375%,  3/15/2027
a
33,660
54,000 4.125%,  3/15/2029
a
52,758
RGA Global Funding
37,000 5.500%,  1/11/2031
a
38,162
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,931
28,000 4.500%,  2/15/2029
a
27,367
Rithm Capital Corporation
24,000 8.000%,  7/15/2030
a
24,120
RLJ Lodging Trust, LP
26,000 4.000%,  9/15/2029
a
24,262
Rocket Companies, Inc.
36,000 6.375%,  8/1/2033
a
36,835
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
20,000 3.625%,  3/1/2029
a
19,005
38,000 3.875%,  3/1/2031
a
35,227
20,000 4.000%,  10/15/2033
a
17,893
Royal Bank of Canada
40,000 6.750%,  8/24/2085
b
40,030
Ryan Specialty, LLC
15,000 4.375%,  2/1/2030
a
14,508
48,000 5.875%,  8/1/2032
a
48,378
Santander Holdings USA, Inc.
41,000 2.490%,  1/6/2028
b
39,689
65,000 5.473%,  3/20/2029
b
66,091
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
b
89,365
Service Properties Trust
25,000 5.500%,  12/15/2027 24,770
20,000 8.625%,  11/15/2031
a
21,471
Simon Property Group, LP
73,000 2.650%,  7/15/2030 67,341
41,000 6.250%,  1/15/2034 44,486
Sixth Street Lending Partners
36,000 6.125%,  7/15/2030
a
36,658
SLM Corporation
7,000 6.500%,  1/31/2030 7,347
Societe Generale SA
41,000 1.488%,  12/14/2026
a,b
40,403
25,000 10.000%,  11/14/2028
a,b,i
27,284
Standard Chartered plc
63,000 2.608%,  1/12/2028
a,b
61,185
Starwood Property Trust, Inc.
12,000 6.500%,  10/15/2030
a
12,389
Starwood Property Trust, Inc.,
Convertible
78,000 6.750%,  7/15/2027 83,304
State Street Corporation
28,000 6.700%,  3/15/2029
b,i
29,240
Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
$ 44,000 4.421%,  5/13/2033
b
$ 43,184
Stonex Escrow Issuer, LLC
42,000 6.875%,  7/15/2032
a,c
42,422
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,b
81,069
Sumitomo Mitsui Financial Group,
Inc.
75,000 5.716%,  9/14/2028 77,977
54,000 5.766%,  1/13/2033 56,803
Synchrony Financial
29,000 5.935%,  8/2/2030
b
29,797
29,000 7.250%,  2/2/2033 30,344
Synovus Bank
40,000 5.625%,  2/15/2028 40,433
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
b
33,421
44,000 4.456%,  6/8/2032 43,190
24,000 5.146%,  9/10/2034
b
24,069
Truist Bank
42,000 2.250%,  3/11/2030 37,812
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,994
37,000 1.887%,  6/7/2029
b
34,431
85,000 5.100%,  3/1/2030
b,i
84,081
64,000 5.153%,  8/5/2032
b
65,244
56,000 5.711%,  1/24/2035
b
58,047
U.S. Bancorp
65,000 4.548%,  7/22/2028
b
65,147
19,000 5.836%,  6/12/2034
b
19,958
56,000 5.678%,  1/23/2035
b
58,138
UBS Group AG
60,000 4.875%,  2/12/2027
a,b,i
58,359
88,000 3.869%,  1/12/2029
a,b
86,642
United Wholesale Mortgage, LLC
76,000 5.500%,  4/15/2029
a
73,770
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 111,243
Ventas Realty, LP, Convertible
59,000 3.750%,  6/1/2026 70,535
Vornado Realty, LP
21,000 3.400%,  6/1/2031 18,734
Wells Fargo & Company
30,000 3.900%,  3/15/2026
b,i
29,693
41,000 3.526%,  3/24/2028
b
40,431
89,000 3.584%,  5/22/2028
b
87,629
65,000 4.808%,  7/25/2028
b
65,548
58,000 7.625%,  9/15/2028
b,f,i
62,295
90,000 4.478%,  4/4/2031
b
89,575
29,000 5.389%,  4/24/2034
b
29,674
40,000 5.557%,  7/25/2034
b
41,281
37,000 6.491%,  10/23/2034
b
40,442
161,000 5.499%,  1/23/2035
b
165,108
Welltower OP, LLC, Convertible
113,000 2.750%,  5/15/2028
a
183,964
4,000 3.125%,  7/15/2029
a
5,302
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
64,746
Willis North America, Inc.
40,000 5.900%,  3/5/2054 39,758
90,000 4.500%,  9/15/2028 90,256

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Financials  5.2% - continued
XHR, LP
$ 27,000 4.875%,  6/1/2029
a
$ 26,167
12,000 6.625%,  5/15/2030
a
12,226
Total 19,916,687
Foreign Government  <0.1%
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
a
73,913
Saudi Arabian Oil Company
58,000 5.750%,  7/17/2054
a
54,224
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
a
49,725
Total 177,862
Mortgage-Backed Securities  13.9%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
310,887 2.000%,  1/1/2052 249,867
973,219 6.000%,  1/1/2055 1,005,773
1,608,435 2.500%,  5/1/2051 1,345,491
926,456 3.500%,  5/1/2052 841,412
973,798 4.000%,  5/1/2052 913,088
2,518,019 5.000%,  7/1/2053 2,485,768
655,003 5.500%,  7/1/2053 659,798
282,404 5.000%,  8/1/2053 279,416
370,614 5.500%,  9/1/2053 374,833
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
780,314 2.500%,  7/1/2030 754,265
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
759,971 3.500%,  5/1/2040 727,253
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,345,131 3.000%,  1/1/2052 2,047,784
361,498 2.000%,  2/1/2051 290,546
238,226 2.000%,  2/1/2051 191,469
1,134,868 2.500%,  2/1/2051 954,023
1,154,426 2.500%,  2/1/2051 957,902
2,389,397 2.000%,  3/1/2051 1,901,300
1,160,264 4.000%,  3/1/2051 1,096,141
2,553,754 3.000%,  3/1/2052 2,215,868
1,652,498 2.000%,  4/1/2051 1,309,596
1,560,863 3.000%,  4/1/2051 1,359,931
1,578,626 3.000%,  5/1/2050 1,370,951
436,953 2.000%,  5/1/2051 349,486
774,592 3.000%,  5/1/2051 686,850
811,525 3.000%,  6/1/2050 722,854
327,593 4.000%,  6/1/2052 305,494
1,496,455 5.000%,  6/1/2053 1,480,345
1,811,027 2.500%,  7/1/2051 1,525,854
598,550 3.500%,  7/1/2051 545,321
950,452 4.000%,  7/1/2052 886,339
745,761 2.500%,  8/1/2050 629,467
1,299,505 3.500%,  8/1/2050 1,188,081
1,610,080 3.500%,  8/1/2052 1,454,702
1,039,381 4.500%,  8/1/2052 997,047
374,510 5.000%,  8/1/2053 370,478
472,128 3.500%,  9/1/2052 429,299
Principal
Amount Long-Term Fixed Income  47.4% Value
Mortgage-Backed Securities  13.9% -
continued
$ 1,103,682 3.500%,  9/1/2052 $ 1,003,458
312,030 5.000%,  9/1/2052 308,739
831,847 4.500%,  9/1/2053 798,549
261,647 4.500%,  9/1/2053 252,146
1,617,818 4.000%,  10/1/2052 1,513,936
446,103 2.000%,  11/1/2051 358,535
604,606 3.500%,  11/1/2052 551,486
1,767,650 2.000%,  12/1/2050 1,413,029
3,038,987 4.500%,  12/1/2052 2,927,622
2,325,000 5.000%,  7/1/2041
c
2,278,268
250,000 6.000%,  7/1/2041
c
254,031
1,750,000 5.500%,  7/1/2042
c
1,749,600
775,000 4.500%,  7/1/2048
c
741,227
350,000 3.000%,  7/1/2049
c
302,799
250,000 3.500%,  7/1/2049
c
225,051
850,000 4.000%,  7/1/2049
c
790,268
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,069,883 2.500%,  3/1/2062 1,643,080
680,049 3.500%,  7/1/2061 601,501
836,445 4.000%,  12/1/2061 772,345
PRPM, LLC
250,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,e
228,281
Total 53,618,043
Technology  1.6%
Accenture Capital, Inc.
49,000 4.500%,  10/4/2034 47,687
Adobe, Inc.
68,000 5.300%,  1/17/2035 71,081
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 42,462
Akamai Technologies, Inc.,
Convertible
72,000 0.375%,  9/1/2027 69,732
92,000 1.125%,  2/15/2029 87,078
97,000 0.250%,  5/15/2033
a
100,152
Alphabet, Inc.
38,000 5.250%,  5/15/2055 37,425
Apple, Inc.
201,000 3.750%,  9/12/2047 158,604
Block, Inc.
104,000 6.500%,  5/15/2032 107,299
Block, Inc., Convertible
18,000 0.250%,  11/1/2027 16,065
Boost Newco Borrower, LLC
70,000 7.500%,  1/15/2031
a
74,306
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
40,440
30,000 4.800%,  10/15/2034 29,638
CACI International, Inc.
16,000 6.375%,  6/15/2033
a
16,511
Central Parent, Inc./CDK Global,
Inc.
25,000 7.250%,  6/15/2029
a
20,317
Cisco Systems, Inc.
80,000 5.350%,  2/26/2064 77,209

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Technology  1.6% - continued
Clarivate Science Holdings
Corporation
$ 30,000 3.875%,  7/1/2028
a
$ 28,756
Cloud Software Group, Inc.
144,000 6.500%,  3/31/2029
a
145,341
CommScope Technologies, LLC
24,000 5.000%,  3/15/2027
a
23,375
CommScope , LLC
25,000 4.750%,  9/1/2029
a
24,407
25,000 9.500%,  12/15/2031
a
26,180
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,930
CoreWeave , Inc.
36,000 9.250%,  6/1/2030
a
36,804
CSG Systems International, Inc.,
Convertible
81,000 3.875%,  9/15/2028 91,246
Dayforce , Inc., Convertible
120,000 0.250%,  3/15/2026 115,440
Dell International, LLC/EMC
Corporation
55,000 4.750%,  4/1/2028 55,644
Dell, Inc.
53,000 6.500%,  4/15/2038 56,455
Diebold Nixdorf, Inc.
61,000 7.750%,  3/31/2030
a
64,715
Fair Isaac Corporation
42,000 6.000%,  5/15/2033
a
42,385
Fiserv, Inc.
78,000 5.350%,  3/15/2031 80,870
20,000 5.600%,  3/2/2033 20,738
78,000 5.450%,  3/15/2034 79,896
58,000 5.150%,  8/12/2034 58,212
Gen Digital, Inc.
34,000 7.125%,  9/30/2030
a
35,287
12,000 6.250%,  4/1/2033
a
12,322
Global Payments, Inc.
48,000 5.950%,  8/15/2052
f
46,143
64,000 4.950%,  8/15/2027 64,751
45,000 3.200%,  8/15/2029 42,553
Global Payments, Inc., Convertible
144,000 1.500%,  3/1/2031
f
128,592
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
23,000 4.625%,  5/1/2028
a
21,756
Hewlett Packard Enterprise
Company
44,000 4.850%,  10/15/2031 43,886
IBM International Capital Private,
Ltd.
59,000 5.300%,  2/5/2054 55,205
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
25,535
Intel Corporation
103,000 4.900%,  7/29/2045 87,364
InterDigital , Inc., Convertible
32,000 3.500%,  6/1/2027 93,200
ION Trading Technologies SARL
33,000 9.500%,  5/30/2029
a
33,891
Principal
Amount Long-Term Fixed Income  47.4% Value
Technology  1.6% - continued
Iron Mountain, Inc.
$ 55,000 5.000%,  7/15/2028
a
$ 54,564
47,000 4.875%,  9/15/2029
a
46,174
68,000 5.250%,  7/15/2030
a
67,070
66,000 4.500%,  2/15/2031
a
62,884
Jabil, Inc.
41,000 5.450%,  2/1/2029 42,042
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 40,071
Mastercard , Inc.
48,000 4.875%,  5/9/2034 48,575
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 25,399
Microchip Technology, Inc.,
Convertible
93,000 0.750%,  6/1/2030 91,326
Micron Technology, Inc.
16,000 5.650%,  11/1/2032 16,632
Moody's Corporation
42,000 4.250%,  8/8/2032 41,018
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
25,193
NCR Voyix Corporation
42,000 5.000%,  10/1/2028
a
41,574
26,000 5.125%,  4/15/2029
a
25,608
Neptune Bidco US, Inc.
48,000 9.290%,  4/15/2029
a
46,737
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
45,000 4.300%,  6/18/2029 44,589
ON Semiconductor Corporation,
Convertible
105,000 Zero Coupon,  5/1/2027 124,309
137,000 0.500%,  3/1/2029 126,615
Open Text Corporation
74,000 3.875%,  12/1/2029
a
69,702
Open Text Holdings, Inc.
80,000 4.125%,  2/15/2030
a
75,609
Oracle Corporation
66,000 5.375%,  9/27/2054 60,333
141,000 6.900%,  11/9/2052 156,840
14,000 6.150%,  11/9/2029 14,938
112,000 2.950%,  4/1/2030 104,591
64,000 6.250%,  11/9/2032 69,258
Paychex, Inc.
16,000 5.600%,  4/15/2035 16,539
PayPal Holdings, Inc.
80,000 5.500%,  6/1/2054 78,465
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
14,127
Qualcomm, Inc.
75,000 4.750%,  5/20/2032 75,875
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
58,849
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a
35,047
Sabre GLBL, Inc.
6,000 8.625%,  6/1/2027
a
6,142
24,000 11.125%,  7/15/2030
a
25,104
Seagate HDD Cayman
50,330 9.625%,  12/1/2032 56,736

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Technology  1.6% - continued
Semtech Corporation, Convertible
$ 65,000 1.625%,  11/1/2027 $ 93,466
Sensata Technologies BV
61,000 4.000%,  4/15/2029
a
58,016
Sensata Technologies, Inc.
16,000 3.750%,  2/15/2031
a
14,584
Shift4 Payments, Inc., Convertible
111,000 Zero Coupon,  12/15/2025 140,138
98,000 0.500%,  8/1/2027
f
104,860
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
48,000 6.750%,  8/15/2032
a
49,851
SS&C Technologies, Inc.
56,000 5.500%,  9/30/2027
a
56,049
12,000 6.500%,  6/1/2032
a
12,457
Synaptics , Inc., Convertible
85,000 0.750%,  12/1/2031
a
80,106
Synopsys, Inc.
48,000 5.700%,  4/1/2055 47,724
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 37,695
UKG, Inc.
29,000 6.875%,  2/1/2031
a
30,090
Verint Systems, Inc., Convertible
59,000 0.250%,  4/15/2026
f
56,434
Verisk Analytics, Inc.
26,000 5.250%,  3/15/2035 26,147
Viavi Solutions, Inc.
24,000 3.750%,  10/1/2029
a
22,426
Viavi Solutions, Inc., Convertible
59,000 1.625%,  3/15/2026 59,369
Vishay Intertechnology , Inc.,
Convertible
144,000 2.250%,  9/15/2030 128,880
VMware, LLC
91,000 1.400%,  8/15/2026 88,014
94,000 4.700%,  5/15/2030 94,373
56,000 2.200%,  8/15/2031 48,605
Western Digital Corporation,
Convertible
148,000 3.000%,  11/15/2028
f
265,660
Xerox Holdings Corporation
5,000 5.000%,  8/15/2025
a
4,974
45,000 5.500%,  8/15/2028
a
34,328
Xerox Holdings Corporation,
Convertible
129,000 3.750%,  3/15/2030 73,208
Ziff Davis, Inc., Convertible
4,000 1.750%,  11/1/2026 3,795
37,000 3.625%,  3/1/2028
a
34,502
Total 6,205,171
Transportation  0.3%
Air Canada
26,000 3.875%,  8/15/2026
a
25,737
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
44,000 5.500%,  4/20/2026
a
43,899
45,790 5.750%,  4/20/2029
a
45,750
Avianca Midco 2 plc
24,000 9.625%,  2/14/2030
a
22,135
Principal
Amount Long-Term Fixed Income  47.4% Value
Transportation  0.3% - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 35,000 5.375%,  3/1/2029
a,f
$ 33,733
Burlington Northern Santa Fe, LLC
40,000 5.500%,  3/15/2055 39,607
DCLI Bidco , LLC
22,000 7.750%,  11/15/2029
a
22,285
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 81,557
61,000 5.250%,  7/10/2030 61,391
Delta Air Lines, Inc./ SkyMiles IP,
Ltd.
15,980 4.500%,  10/20/2025
a
15,941
ERAC USA Finance, LLC
80,000 5.200%,  10/30/2034
a
81,514
Greenbrier Companies, Inc.,
Convertible
64,000 2.875%,  4/15/2028 67,923
JetBlue Airways Corporation/
JetBlue Loyalty, LP
29,000 9.875%,  9/20/2031
a
28,214
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
47,200 6.500%,  6/20/2027
a
47,262
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 62,617
OneSky Flight, LLC
60,000 8.875%,  12/15/2029
a
62,474
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
a
34,543
47,000 1.700%,  6/15/2026
a
45,719
Rand Parent, LLC
62,000 8.500%,  2/15/2030
a,f
62,258
RXO, Inc.
23,000 7.500%,  11/15/2027
a
23,544
Ryder System, Inc.
37,000 2.850%,  3/1/2027 36,039
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,375
Star Leasing Company, LLC
24,000 7.625%,  2/15/2030
a
23,799
Stena International SA
45,000 7.250%,  1/15/2031
a
45,139
Stonepeak Nile Parent, LLC
19,000 7.250%,  3/15/2032
a
20,141
Union Pacific Corporation
30,000 5.600%,  12/1/2054 29,839
United Airlines, Inc.
80,000 4.625%,  4/15/2029
a
77,653
United Parcel Service, Inc.
28,000 4.650%,  10/15/2030 28,386
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
17,105
29,000 6.375%,  2/1/2030
a,f
27,187
Total 1,255,766

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
U.S. Government & Agencies  5.4%
U.S. Treasury Bonds
$ 300,000 4.250%,  2/15/2054 $ 273,656
2,700,000 4.750%,  11/15/2053 2,675,531
1,200,000 4.625%,  2/15/2035 1,238,063
1,650,000 3.250%,  5/15/2042 1,364,795
4,350,000 3.375%,  8/15/2042 3,651,111
1,200,000 4.750%,  2/15/2045 1,193,625
U.S. Treasury Notes
670,000 0.500%,  4/30/2027 631,763
1,550,000 1.125%,  2/29/2028 1,449,432
3,100,000 4.125%,  7/31/2028 3,137,418
2,500,000 3.500%,  9/30/2029 2,474,805
715,000 1.375%,  11/15/2031 611,744
900,000 4.125%,  11/15/2032 906,223
100,000 3.375%,  5/15/2033 95,324
1,000,000 4.000%,  2/15/2034 989,570
Total 20,693,060
Utilities  1.6%
AES Corporation
30,000 7.600%,  1/15/2055
b
30,888
72,000 3.950%,  7/15/2030
a
68,452
Algonquin Power & Utilities
Corporation
105,000 4.750%,  1/18/2082
b
102,409
Alliant Energy Corporation,
Convertible
43,000 3.875%,  3/15/2026 44,161
28,000 3.250%,  5/30/2028
a
27,860
Alpha Generation, LLC
21,000 6.750%,  10/15/2032
a
21,648
Ameren Corporation
45,000 1.750%,  3/15/2028 41,982
American Electric Power
Company, Inc.
51,000 6.950%,  12/15/2054
b
53,174
44,000 2.300%,  3/1/2030 39,693
American Water Capital
Corporation
58,000 5.450%,  3/1/2054 56,100
American Water Capital
Corporation, Convertible
80,000 3.625%,  6/15/2026 80,312
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,866
Atmos Energy Corporation
30,000 5.000%,  12/15/2054 27,280
Calpine Corporation
50,000 4.500%,  2/15/2028
a
49,595
CenterPoint Energy, Inc.
29,000 7.000%,  2/15/2055
b
30,352
14,000 6.700%,  5/15/2055
b
14,129
56,000 1.450%,  6/1/2026 54,443
67,000 2.650%,  6/1/2031 59,736
CenterPoint Energy, Inc.,
Convertible
66,000 4.250%,  8/15/2026 71,412
2,436 3.369%,  9/15/2029 117,643
CMS Energy Corporation,
Convertible
46,000 3.375%,  5/1/2028 48,898
Principal
Amount Long-Term Fixed Income  47.4% Value
Utilities  1.6% - continued
Consolidated Edison Company of
New York, Inc.
$ 120,000 5.700%,  5/15/2054 $ 119,794
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 58,778
41,000 5.800%,  3/1/2033 43,354
Dominion Energy, Inc.
48,000 6.875%,  2/1/2055
b
50,495
48,000 7.000%,  6/1/2054
b
51,501
45,000 3.375%,  4/1/2030 42,765
DTE Energy Company
42,000 4.875%,  6/1/2028 42,617
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 116,369
Duke Energy Corporation
56,000 3.250%,  1/15/2082
b
53,738
55,000 5.800%,  6/15/2054 53,702
33,000 6.450%,  9/1/2054
b
33,918
43,000 4.500%,  8/15/2032 42,043
44,000 5.750%,  9/15/2033 46,213
Duke Energy Corporation,
Convertible
121,000 4.125%,  4/15/2026 128,018
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 39,077
Edison International
28,000 7.875%,  6/15/2054
b
26,526
43,000 5.000%,  12/15/2026
b,i
37,171
Entergy Corporation
45,000 1.900%,  6/15/2028 42,081
Entergy Louisiana, LLC
40,000 5.800%,  3/15/2055 40,005
Evergy , Inc., Convertible
71,000 4.500%,  12/15/2027 83,034
Eversource Energy
90,000 4.600%,  7/1/2027 90,425
Exelon Corporation
157,000 5.600%,  3/15/2053 150,878
45,000 4.050%,  4/15/2030 44,268
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
97,832
FirstEnergy Corporation,
Convertible
24,000 4.000%,  5/1/2026 24,132
81,000 3.625%,  1/15/2029
a
81,972
69,000 3.875%,  1/15/2031
a
69,793
Georgia Power Company
25,000 4.950%,  5/17/2033 25,194
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
43,463
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
70,131
Lightning Power, LLC
45,000 7.250%,  8/15/2032
a
47,360
Long Ridge Energy, LLC
37,000 8.750%,  2/15/2032
a
38,434
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 153,142

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  47.4% Value
Utilities  1.6% - continued
National Rural Utilities Cooperative
Finance Corporation
$ 40,000 4.850%,  2/7/2029 $ 40,717
NextEra Energy Capital Holdings,
Inc.
61,000 5.900%,  3/15/2055 61,192
31,000 3.800%,  3/15/2082
b
29,704
68,000 6.750%,  6/15/2054
b
70,548
45,000 2.250%,  6/1/2030 40,526
21,000 5.300%,  3/15/2032 21,631
NextEra Energy Capital Holdings,
Inc., Convertible
49,000 3.000%,  3/1/2027 55,713
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,085
66,000 5.850%,  4/1/2055 65,307
32,000 6.950%,  11/30/2054
b
33,311
45,000 2.950%,  9/1/2029 42,453
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 38,563
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
33,504
46,000 10.250%,  3/15/2028
a,b,i
51,080
24,000 3.375%,  2/15/2029
a
22,631
35,000 5.250%,  6/15/2029
a
34,808
20,000 6.000%,  2/1/2033
a
20,199
20,000 6.250%,  11/1/2034
a
20,377
Oncor Electric Delivery Company,
LLC
52,000 5.550%,  6/15/2054 50,318
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 40,246
78,000 5.550%,  5/15/2029 79,258
PG&E Corporation
14,000 7.375%,  3/15/2055
b
13,258
18,000 5.000%,  7/1/2028 17,533
PG&E Corporation, Convertible
229,000 4.250%,  12/1/2027 227,237
Pinnacle West Capital Corporation,
Convertible
40,000 4.750%,  6/15/2027 43,320
PPL Capital Funding, Inc.
56,000 5.250%,  9/1/2034 56,450
PPL Capital Funding, Inc.,
Convertible
64,000 2.875%,  3/15/2028 69,123
San Diego Gas & Electric
Company
40,000 5.550%,  4/15/2054 38,475
Sempra
28,000 6.550%,  4/1/2055
b
26,551
28,000 6.625%,  4/1/2055
b
27,085
31,000 6.400%,  10/1/2054
b
29,429
28,000 6.875%,  10/1/2054
b
28,236
28,000 4.875%,  10/15/2025
b,i
27,885
Southern California Edison
Company
79,000 5.450%,  6/1/2031 80,382
Southern Company
53,000 5.700%,  10/15/2032 55,671
78,000 4.850%,  3/15/2035 76,250
35,000 4.000%,  1/15/2051
b
34,798
Principal
Amount Long-Term Fixed Income  47.4% Value
Utilities  1.6% - continued
$ 109,000 3.750%,  9/15/2051
b
$ 107,498
Southern Company, Convertible
60,000 3.875%,  12/15/2025 66,408
111,000 4.500%,  6/15/2027 122,101
36,000 3.250%,  6/15/2028
a
36,180
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,942
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
a
102,941
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 51,661
Vistra Corporation
28,000 8.000%,  10/15/2026
a,b,i
28,679
32,000 7.000%,  12/15/2026
a,b,i
32,385
Vistra Operations Company, LLC
66,000 5.000%,  7/31/2027
a
65,919
WEC Energy Group, Inc.,
Convertible
53,000 3.375%,  6/1/2028 53,080
50,000 4.375%,  6/1/2027 56,320
63,000 4.375%,  6/1/2029 72,544
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 44,609
64,000 4.600%,  6/1/2032 62,584
39,000 5.600%,  4/15/2035 39,816
XPLR Infrastructure Operating
Partners, LP
81,000 3.875%,  10/15/2026
a
79,136
7,000 8.375%,  1/15/2031
a,f
7,477
7,000 8.625%,  3/15/2033
a,f
7,502
XPLR Infrastructure, LP,
Convertible
188,000 Zero Coupon,  11/15/2025
a
182,830
36,000 2.500%,  6/15/2026
a,f
34,380
Total 6,198,102
Total Long-Term Fixed Income
(cost $185,700,719) 183,200,482
Shares Common Stock 26.6% Value
Communications Services  2.3%
2,341 Alphabet, Inc., Class A 412,554
13,825 Alphabet, Inc., Class C 2,452,417
6,439 AT&T, Inc. 186,345
1,400 Cogent Communications Holdings 67,494
11,594 Comcast Corporation 413,790
4,782 Meta Platforms, Inc. 3,529,546
564 Netflix, Inc.
k
755,269
111 New York Times Company 6,214
467 News Corporation, Class A 13,879
473 Spotify Technology SA
k
362,952
374 T-Mobile US, Inc. 89,109
169 Tripadvisor , Inc.
k
2,206
2,229 Verizon Communications, Inc. 96,449
1,167 Walt Disney Company 144,720
26,459 Warner Brothers Discovery, Inc.
k
303,220
Total 8,836,164
Consumer Discretionary  2.7%
1,597 Advance Auto Parts, Inc. 74,245
16,963 Amazon.com, Inc.
k
3,721,513

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.6% Value
Consumer Discretionary  2.7% - continued
2,931 Aptiv plc
k
$ 199,953
11 AutoZone, Inc.
k
40,835
3,736 Best Buy Company, Inc. 250,798
74 Booking Holdings, Inc. 428,404
413 Boot Barn Holdings, Inc.
k
62,776
1,100 Build-A-Bear Workshop, Inc. 56,716
2,592 Champion Homes, Inc.
k
162,285
1,503 Columbia Sportswear Company 91,803
985 Crocs, Inc.
k
99,761
2,857 D.R. Horton, Inc. 368,324
1,824 DoorDash , Inc.
k
449,634
1,599 Expedia Group, Inc. 269,719
824 Garmin, Ltd. 171,985
123 Group 1 Automotive, Inc. 53,715
906 Hilton Worldwide Holdings, Inc. 241,304
1,632 Home Depot, Inc. 598,356
1,854 La-Z-Boy, Inc. 68,913
1,643 Lowe's Companies, Inc. 364,532
466 Lululemon Athletica , Inc.
k
110,712
90 Marriott Vacations Worldwide
Corporation 6,508
249 McDonald's Corporation 72,750
543 Modine Manufacturing Company
k
53,486
16 NVR, Inc.
k
118,171
4,110 O'Reilly Automotive, Inc.
k
370,434
83 Ross Stores, Inc. 10,589
994 SharkNinja , Inc.
k
98,396
1,720 Six Flags Entertainment
Corporation
k
52,340
12,436 Sony Group Corporation ADR
f
323,709
3,910 Tesla, Inc.
k
1,242,051
3,647 Wyndham Hotels & Resorts, Inc. 296,173
963 Wynn Resorts, Ltd. 90,204
Total 10,621,094
Consumer Staples  0.9%
900 BJ's Wholesale Club Holdings,
Inc.
k
97,047
182 Casey's General Stores, Inc. 92,869
1,122 Church & Dwight Company, Inc. 107,835
1,191 Colgate-Palmolive Company 108,262
83 Costco Wholesale Corporation 82,165
32,244 Coty, Inc.
k
149,935
469 J & J Snack Foods Corporation 53,189
1,332 John B. Sanfilippo & Son, Inc. 84,236
16,877 Kenvue , Inc. 353,236
4,795 Keurig Dr Pepper, Inc. 158,523
442 Lancaster Colony Corporation 76,364
582 Monster Beverage Corporation
k
36,456
868 Philip Morris International, Inc. 158,089
2,303 Procter & Gamble Company 366,914
6,663 Sysco Corporation 504,656
888 Turning Point Brands, Inc. 67,284
5,989 Unilever plc ADR 366,347
5,322 Walmart, Inc. 520,385
Total 3,383,792
Energy  1.0%
1,955 Antero Midstream Corporation 37,047
817 Archrock , Inc. 20,286
3,041 Baker Hughes Company 116,592
445 Cheniere Energy, Inc. 108,366
6,678 ConocoPhillips 599,284
10,226 Devon Energy Corporation 325,289
Shares Common Stock  26.6% Value
Energy  1.0% - continued
14,718 Enterprise Products Partners, LP $ 456,405
1,006 EOG Resources, Inc. 120,328
2,013 Expand Energy Corporation 235,400
8,572 Exxon Mobil Corporation 924,062
7,703 Halliburton Company 156,987
2,114 Kinder Morgan, Inc. 62,152
1,492 Marathon Petroleum Corporation 247,836
1,283 Matador Resources Company 61,225
306 Noble Corporation plc 8,124
2,742 Shell plc ADR 193,064
2,161 TechnipFMC plc 74,425
2,119 Williams Companies, Inc. 133,094
Total 3,879,966
Financials  4.2%
1,208 Allstate Corporation 243,182
4,897 Ally Financial, Inc. 190,738
1,008 Amalgamated Financial
Corporation 31,450
1,170 American Express Company 373,207
3,799 American International Group, Inc. 325,156
646 Ameriprise Financial, Inc. 344,790
1,979 Arch Capital Group, Ltd. 180,188
761 Associated Banc-Corp 18,561
21,382 Bank of America Corporation 1,011,796
95 Bank of Marin Bancorp 2,170
1,632 Bank of N.T. Butterfield & Son, Ltd. 72,265
3,967 Bank of New York Mellon
Corporation 361,433
295 BankUnited , Inc. 10,499
712 Berkshire Hathaway, Inc.
k
345,868
530 Berkshire Hills Bancorp, Inc. 13,271
67 BlackRock, Inc. 70,300
5,041 Bridgewater Bancshares, Inc.
k
80,202
142 Byline Bancorp, Inc. 3,796
3,586 Capital One Financial Corporation 762,957
653 Cboe Global Markets, Inc. 152,286
154 Central Pacific Financial
Corporation 4,317
10,360 Charles Schwab Corporation 945,246
1,451 Chubb, Ltd. 420,384
678 Citigroup, Inc. 57,711
227 CME Group, Inc. 62,566
427 Community Trust Bancorp, Inc. 22,597
1,653 Donnelley Financial Solutions, Inc.
k
101,907
16 Enact Holdings, Inc. 594
821 Enterprise Financial Services
Corporation 45,237
140 FactSet Research Systems, Inc. 62,619
496 Federal Agricultural Mortgage
Corporation 96,363
47 Financial Institutions, Inc. 1,207
744 First Bancorp/Puerto Rico 15,498
161 First Citizens BancShares , Inc./NC 314,992
62 First Financial Corporation 3,360
132 First Mid-Illinois Bancshares, Inc. 4,949
677 Fiserv, Inc.
k
116,722
1,806 Fulton Financial Corporation 32,580
1,889 Glacier Bancorp, Inc. 81,378
383 Great Southern Bancorp, Inc. 22,513
406 Hometrust Bancshares, Inc. 15,188
393 Houlihan Lokey , Inc. 70,720
209 Independent Bank Corporation/MI 6,774
4,200 Intercontinental Exchange, Inc. 770,574
5,514 JPMorgan Chase & Company 1,598,564

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.6% Value
Financials  4.2% - continued
18,526 KeyCorp $ 322,723
365 Kinsale Capital Group, Inc. 176,624
820 M&T Bank Corporation 159,072
663 Marsh & McLennan Companies,
Inc. 144,958
740 Mastercard , Inc. 415,836
4,295 MetLife, Inc. 345,404
927 MidWestOne Financial Group, Inc. 26,670
130 Moody's Corporation 65,207
521 MSCI, Inc. 300,482
3,070 Nasdaq, Inc. 274,519
1,301 Northern Trust Corporation 164,954
1,598 Northwest Bancshares, Inc. 20,422
775 OceanFirst Financial Corporation 13,648
384 OFG Bancorp 16,435
2,746 Old National Bancorp 58,600
1,106 Old Second Bancorp, Inc. 19,620
49 PNC Financial Services Group,
Inc. 9,135
299 Popular, Inc. 32,953
868 Progressive Corporation 231,634
1,071 Prosperity Bancshares, Inc. 75,227
1,715 Provident Financial Services, Inc. 30,064
3,012 Radian Group, Inc. 108,492
1,677 RLI Corporation 121,113
2,809 Robinhood Markets, Inc.
k
263,007
508 S&P Global, Inc. 267,863
2,186 Tradeweb Markets, Inc. 320,030
1,542 Triumph Financial, Inc.
k
84,980
951 Trustmark Corporation 34,673
285 U.S. Bancorp 12,896
3,543 Visa, Inc. 1,257,942
15,400 Wells Fargo & Company 1,233,848
2,915 Zions Bancorp NA 151,405
Total 16,229,111
Health Care  2.9%
1,847 Abbott Laboratories 251,210
1,844 AbbVie, Inc. 342,283
3,819 ADMA Biologics, Inc.
k
69,544
2,210 Agilent Technologies, Inc. 260,802
413 Align Technology, Inc.
k
78,193
1,391 Amgen, Inc. 388,381
8,715 Avantor , Inc.
k
117,304
2,577 BioMarin Pharmaceutical, Inc.
k
141,658
3,688 Boston Scientific Corporation
k
396,128
769 Cencora , Inc. 230,585
2,171 Centene Corporation
k
117,842
126 Chemed Corporation 61,353
995 Cigna Group 328,927
2,569 Concentra Group Holdings Parent,
Inc. 52,844
315 Cooper Companies, Inc.
k
22,415
388 CorVel Corporation
k
39,879
3,154 Danaher Corporation 623,041
1,021 Eli Lilly & Company 795,900
741 Encompass Health Corporation 90,869
2,895 Gilead Sciences, Inc. 320,969
569 IDEXX Laboratories, Inc.
k
305,177
854 Illumina, Inc.
k
81,480
245 Insulet Corporation
k
76,974
1,041 Intuitive Surgical, Inc.
k
565,690
5,438 Johnson & Johnson 830,654
1,731 Labcorp Holdings, Inc. 454,405
158 Medpace Holdings, Inc.
k
49,590
Shares Common Stock  26.6% Value
Health Care  2.9% - continued
4,310 Medtronic plc $ 375,703
7,941 Merck & Company, Inc. 628,610
36 Mettler -Toledo International, Inc.
k
42,290
990 Neurocrine Biosciences, Inc.
k
124,433
360 Penumbra, Inc.
k
92,387
6,540 Progyny , Inc.
k
143,880
528 Repligen Corporation
k
65,673
7,701 Sanofi SA ADR 372,035
507 STERIS plc 121,791
2,855 Stevanato Group SPA
f
69,748
483 Stryker Corporation 191,089
534 Thermo Fisher Scientific, Inc. 216,516
1,558 Twist Bioscience Corporation
k
57,319
219 United Therapeutics Corporation
k
62,930
1,865 UnitedHealth Group, Inc. 581,824
663 Vertex Pharmaceuticals, Inc.
k
295,168
2,364 Viemed Healthcare, Inc.
k
16,335
353 Waters Corporation
k
123,211
3,635 Zimmer Biomet Holdings, Inc. 331,548
1,442 Zoetis, Inc. 224,880
Total 11,231,467
Industrials  3.0%
6,302 Amentum Holdings, Inc.
k
148,790
1,388 AMETEK, Inc. 251,172
51 Armstrong World Industries, Inc. 8,284
962 Automatic Data Processing, Inc. 296,681
145 Axon Enterprise, Inc.
k
120,051
4,424 Badger Infrastructure Solutions,
Ltd. 154,576
2,303 Barrett Business Services, Inc. 96,012
589 BWX Technologies, Inc. 84,851
1,599 Caterpillar, Inc. 620,748
29,796 CNH Industrial NV 386,156
19,617 CSX Corporation 640,103
101 Curtiss-Wright Corporation 49,344
1,517 Dayforce , Inc.
k
84,027
9,133 Delta Air Lines, Inc. 449,161
1,096 Enerpac Tool Group Corporation 44,454
796 Expeditors International of
Washington, Inc. 90,943
12,350 Fastenal Company 518,700
1,207 Ferguson Enterprises, Inc. 262,824
4,817 Flowserve Corporation 252,170
3,809 Gates Industrial Corporation plc
k
87,721
1,156 General Dynamics Corporation 337,159
1,234 General Electric Company 317,619
190 Graco , Inc. 16,334
88 Great Lakes Dredge & Dock
Corporation
k
1,073
2,043 Helios Technologies, Inc. 68,175
4,409 Hexcel Corporation 249,064
2,081 Honeywell International, Inc. 484,623
909 Howmet Aerospace, Inc. 169,192
272 IES Holdings, Inc.
k
80,575
1,663 Ingersoll Rand, Inc. 138,328
2,102 Jacobs Solutions, Inc. 276,308
1,544 JB Hunt Transport Services, Inc. 221,718
253 Johnson Controls International plc 26,722
1,777 Knight-Swift Transportation
Holdings, Inc. 78,597
1,020 Korn Ferry 74,797
1,526 L3Harris Technologies, Inc. 382,782
466 Landstar System, Inc. 64,783
778 Leidos Holdings, Inc. 122,737

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.6% Value
Industrials  3.0% - continued
471 Lincoln Electric Holdings, Inc. $ 97,648
61 Lockheed Martin Corporation 28,252
318 Masco Corporation 20,466
5,509 Masterbrand, Inc.
k
60,213
595 Miller Industries, Inc. 26,454
432 Moog, Inc. 78,179
909 Old Dominion Freight Line, Inc. 147,531
620 Otis Worldwide Corporation 61,392
795 Parker-Hannifin Corporation 555,284
421 Quanta Services, Inc. 159,172
341 Republic Services, Inc. 84,094
539 Rockwell Automation, Inc. 179,040
2,944 Schneider National, Inc. 71,098
3,007 Southwest Airlines Company 97,547
2,280 Timken Company 165,414
977 Trane Technologies plc 427,350
1,182 Trex Company, Inc.
k
64,277
5,857 Uber Technologies, Inc.
k
546,458
669 UFP Industries, Inc. 66,472
144 Union Pacific Corporation 33,132
3,046 United Parcel Service, Inc. 307,463
216 United Rentals, Inc. 162,734
964 Verisk Analytics, Inc. 300,286
249 Waste Management, Inc. 56,976
1,510 WNS Holdings, Ltd.
k
95,492
Total 11,649,778
Information Technology  7.2%
139 Adobe, Inc.
k
53,776
4,303 Amphenol Corporation 424,921
357 Analog Devices, Inc. 84,973
16,474 Apple, Inc. 3,379,971
1,867 Applied Materials, Inc. 341,792
3,330 Arista Networks, Inc.
k
340,692
1,237 Autodesk, Inc.
k
382,938
6,599 Broadcom, Inc. 1,819,014
1,335 CDW Corporation 238,418
589 Ciena Corporation
k
47,903
11,723 Cisco Systems, Inc. 813,342
1,592 Crane NXT Company 85,809
44 Credo Technology Group Holding,
Ltd.
k
4,074
794 Datadog , Inc.
k
106,658
2,584 DocuSign, Inc.
k
201,268
402 Fabrinet
k
118,461
4,328 Fortinet, Inc.
k
457,556
1,523 Freshworks , Inc.
k
22,708
2,573 International Business Machines
Corporation 758,469
120 Intuit, Inc. 94,516
1,952 JFrog , Ltd.
k
85,654
183 Keysight Technologies, Inc.
k
29,986
66 KLA Corporation 59,119
165 Lam Research Corporation 16,061
317 Littelfuse , Inc. 71,873
2,277 Micron Technology, Inc. 280,640
12,000 Microsoft Corporation 5,968,920
228 Monday.com, Ltd.
k
71,702
577 Motorola Solutions, Inc. 242,605
361 NetApp, Inc. 38,465
2,826 Nokia Oyj ADR 14,639
33,968 NVIDIA Corporation 5,366,604
1,698 ON Semiconductor Corporation
k
88,992
276 Onto Innovation, Inc.
k
27,857
1,653 Oracle Corporation 361,395
Shares Common Stock  26.6% Value
Information Technology  7.2% - continued
4,776 Palantir Technologies, Inc.
k
$ 651,064
2,369 Pegasystems , Inc. 128,234
353 Plexus Corporation
k
47,764
1,705 Qorvo , Inc.
k
144,772
3,839 Qualcomm, Inc. 611,399
1,117 Salesforce, Inc. 304,595
10,415 Samsung Electronics Company,
Ltd. 460,568
963 SAP SE ADR 292,848
871 ServiceNow , Inc.
k
895,458
1,901 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 430,558
3,514 TD SYNNEX Corporation 476,850
3,564 Trimble, Inc.
k
270,793
3,315 TTM Technologies, Inc.
k
135,318
491 VeriSign, Inc. 141,801
450 Zebra Technologies Corporation
k
138,762
Total 27,632,555
Materials  0.9%
776 Albemarle Corporation
f
48,632
8,978 Amcor plc 82,508
5,268 CF Industries Holdings, Inc. 484,656
3,807 Corteva , Inc. 283,736
1,533 Crown Holdings, Inc. 157,868
3,517 DuPont de Nemours, Inc. 241,231
1,878 Eastman Chemical Company 140,211
1,571 Ecolab, Inc. 423,290
1,108 Greif, Inc. 72,009
1,504 Ingevity Corporation
k
64,807
5,232 Ivanhoe Mines, Ltd.
k
39,305
685 Linde plc 321,388
3,564 Nucor Corporation 461,681
1,820 Olin Corporation 36,564
279 Packaging Corporation of America 52,578
1,738 Steel Dynamics, Inc. 222,481
249 Vulcan Materials Company 64,944
1,155 West Fraser Timber Company, Ltd. 84,662
Total 3,282,551
Real Estate  0.6%
370 Agree Realty Corporation 27,032
677 AvalonBay Communities, Inc. 137,769
1,239 Broadstone Net Lease, Inc. 19,886
1,765 CBRE Group, Inc.
k
247,312
3,948 Crown Castle, Inc. 405,578
6,580 Cushman and Wakefield plc
k
72,841
8,750 Essential Properties Realty Trust,
Inc. 279,213
469 Extra Space Storage, Inc. 69,149
2,499 First Industrial Realty Trust, Inc. 120,277
17,405 Healthcare Realty Trust, Inc. 276,043
323 Innovative Industrial Properties,
Inc. 17,836
1,542 Millrose Properties, Inc. 43,962
2,926 National Storage Affiliates Trust 93,603
1,908 Outfront Media, Inc. 31,139
7,414 Sabra Health Care REIT, Inc. 136,714
752 SBA Communications Corporation 176,600
3,210 Tanger , Inc. 98,162
1,346 Terreno Realty Corporation 75,470
15,218 Uniti Group, Inc.
k
65,742

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  26.6% Value
Real Estate  0.6% - continued
722 Zillow Group, Inc., Class C
k
$ 50,576
Total 2,444,904
Utilities  0.9%
4,860 AES Corporation 51,127
1,619 Alliant Energy Corporation 97,901
431 American Water Works Company,
Inc. 59,956
174 Black Hills Corporation 9,761
585 Brookfield Infrastructure
Corporation 24,336
3,083 CenterPoint Energy, Inc. 113,270
703 Clearway Energy, Inc., Class C 22,496
1,550 Constellation Energy Corporation 500,278
4,667 Duke Energy Corporation 550,706
2,051 Edison International 105,832
7,515 Entergy Corporation 624,647
2,718 NiSource, Inc. 109,644
643 Northwestern Energy Group, Inc. 32,986
6,681 PG&E Corporation 93,133
1,968 Portland General Electric
Company 79,960
4,387 Public Service Enterprise Group,
Inc. 369,298
866 Spire, Inc. 63,209
9,209 UGI Corporation 335,392
2,062 Vistra Energy Corporation 399,636
Total 3,643,568
Total Common Stock
(cost $64,697,459) 102,834,950
Shares
Registered Investment
Companies   13.0% Value
U.S. Affiliated   12.5%
2,264,566 Thrivent Core Emerging Markets
Debt Fund 18,909,122
2,386,042 Thrivent Core International Equity
Fund 29,300,591
Total 48,209,713
U.S. Unaffiliated   0.5%
3,584 abrdn Asia-Pacific Income Fund,
Inc. 57,057
10,774 abrdn Income Credit Strategies
Fund 63,567
3,217 abrdn Total Dynamic Dividend
Fund 28,503
6,822 AllianceBernstein Global High
Income Fund, Inc. 75,247
9,497 Allspring Income Opportunities
Fund 67,049
2,371 BlackRock Capital Allocation Term
Trust 35,897
1,649 BlackRock Core Bond Trust 16,028
6,759 BlackRock Corporate High Yield
Fund, Inc. 65,900
7,532 BlackRock Credit Allocation
Income Trust 82,249
692 BlackRock Debt Strategies Fund,
Inc. 7,308
1,042 BlackRock Enhanced Equity
Dividend Trust 9,263
Shares
Registered Investment
Companies  13.0% Value
U.S. Unaffiliated   0.5%  - continued
5,171 BlackRock Enhanced Global
Dividend Trust $ 58,691
3,060 BlackRock Enhanced International
Dividend Trust 17,717
2,286 BlackRock Income Trust, Inc. 26,860
4,532 BlackRock Multi-Sector Income
Trust 66,167
5,915 Blackstone Strategic Credit 2027
Term Fund 71,690
5,094 Cornerstone Strategic Investment
Fund, Inc.
f
41,363
6,837 Eaton Vance Limited Duration
Income Fund 70,148
3,089 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 27,029
453 iShares Russell 2000 Index Fund
f
97,753
12,530 Nuveen Credit Strategies Income
Fund 67,537
4,632 Nuveen Preferred Income
Opportunities Fund 37,149
5,623 PGIM Global High Yield Fund, Inc. 75,404
5,499 PGIM High Yield Bond Fund, Inc. 77,921
2,226 Pimco Dynamic Income Fund 42,227
4,141 PIMCO High Income Fund 19,877
4,167 PIMCO Income Strategy Fund II 30,794
734 Tri-Continental Corporation 23,239
3,111 Vanguard Short-Term Corporate
Bond ETF 247,324
1,358 Virtus Convertible & Income Fund 19,284
4,926 Virtus Dividend, Interest &
Premium Strategy Fund 61,082
1,132 Virtus Equity & Convertible Income
Fund 27,055
11,034 Voya Global Equity Dividend &
Premium Opportunity Fund 63,997
1,294 Western Asset Diversified Income
Fund 19,203
16,927 Western Asset High Income
Opportunity Fund, Inc. 67,369
Total 1,864,948
Total Registered Investment
Companies (cost $45,182,354) 50,074,661
Shares Preferred Stock 0.9% Value
Basic Materials  <0.1%
2,757 Albemarle Corporation,
Convertible, 7.250% 88,500
Total 88,500
Capital Goods  0.1%
4,549 Boeing Company, Convertible,
6.000% 309,332
Total 309,332
Communications Services  <0.1%
4,500 AT&T, Inc., 4.750%
i
85,950
3,500 Telephone and Data Systems, Inc.,
6.000%
i
61,950
Total 147,900

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  0.9% Value
Financials  0.6%
2,750 AEGON Funding Company, LLC,
5.100% $ 53,680
2,700 Allstate Corporation, 5.100%
i
55,620
1,779 Apollo Global Management, Inc.,
Convertible, 6.750% 133,158
1,908 Ares Management Corporation,
Convertible, 6.750% 101,124
1,400 Athene Holding, Ltd., 5.625%
i
27,944
3,775 Bank of America Corporation,
4.250%
i
65,307
3,100 Bank of America Corporation,
4.375%
i
55,676
1,550 Bank of America Corporation,
4.750%
i
30,163
3,100 Bank of America Corporation,
5.000%
i
62,961
185 Bank of America Corporation,
Convertible, 7.250%
i
224,405
700 Capital One Financial Corporation,
4.800%
i
12,439
2,925 Capital One Financial Corporation,
5.000%
i
55,282
700 Charles Schwab Corporation,
4.450%
i
13,258
550 Citizens Financial Group, Inc.,
7.375%
i
14,267
1,200 Corebridge Financial, Inc., 6.375% 27,600
1,425 Equitable Holdings, Inc., 5.250%
i
29,113
1,400 Fifth Third Bancorp, 4.950%
i
27,524
1,400 Huntington Bancshares, Inc./OH,
4.500%
i
24,584
3,100 JPMorgan Chase & Company,
4.200%
i
55,521
3,100 JPMorgan Chase & Company,
4.625%
i
60,605
2,350 JPMorgan Chase & Company,
4.750%
i
47,188
700 KeyCorp, 5.650%
i
14,805
3,500 KeyCorp, 6.200%
b,i
84,665
3,364 KKR & Company, Inc.,
Convertible, 6.250% 180,310
700 MetLife, Inc., 4.750%
i
13,643
2,850 Morgan Stanley, 4.250%
i
49,077
2,630 Morgan Stanley, 5.850%
b,i
61,542
3,100 Morgan Stanley, 7.125%
b,i
78,213
2,850 Public Storage, 4.125%
i
47,253
1,300 Public Storage, 4.625%
i
23,738
325 Public Storage, 4.700%
i
5,987
1,400 Regions Financial Corporation,
4.450%
i
24,052
825 Regions Financial Corporation,
5.700%
b,i
19,693
775 Synovus Financial Corporation,
8.397%
b,i
19,817
1,400 Truist Financial Corporation,
4.750%
i
26,544
2,850 U.S. Bancorp, 4.000%
i
45,914
2,300 Wells Fargo & Company, 4.250%
i
39,675
3,100 Wells Fargo & Company, 4.375%
i
54,436
1,400 Wells Fargo & Company, 4.700%
i
26,362
1,400 Wells Fargo & Company, 4.750%
i
26,656
267 Wells Fargo & Company,
Convertible, 7.500%
i
313,493
Total 2,333,294
Shares Preferred Stock  0.9% Value
Technology  0.1%
2,071 Hewlett Packard Enterprise
Company, Convertible, 7.625% $ 121,940
1,953 Microchip Technology, Inc.,
Convertible, 7.500% 130,148
Total 252,088
Utilities  0.1%
3,900 CMS Energy Corporation, 4.200%
i
66,924
1,640 NextEra Energy, Inc., Convertible,
6.926% 65,173
2,374 NextEra Energy, Inc., Convertible,
7.299% 111,792
2,925 Southern Company, 4.950% 57,915
Total 301,804
Total Preferred Stock
(cost $3,735,348) 3,432,918
Shares
Collateral Held for Securities
Loaned 0.7% Value
2,823,694 Thrivent Cash Management Trust 2,823,694
Total Collateral Held for
Securities Loaned
(cost $2,823,694) 2,823,694
Shares or
Principal
Amount Short-Term Investments 13.6% Value
Federal Home Loan Bank Discount
Notes
1,000,000 4.200%, 7/28/2025
l,m
996,757
600,000 4.225%, 8/1/2025
l,m
597,749
600,000 4.200%, 9/26/2025
l,m
593,840
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.130%, 7/14/2025
l,m
99,838
Federal National Mortgage
Association Discount Notes
100,000 4.140%, 7/10/2025
l,m
99,884
600,000 4.200%, 8/22/2025
l,m
596,272
600,000 4.185%, 9/19/2025
l,m
594,330
State Street Institutional U.S.
Government Money Market
Fund
30,770,889 4.268%
l
30,770,889
Thrivent Core Short-Term Reserve
Fund
1,792,628 4.600% 17,926,277
U.S. Treasury Bills
100,000 4.255%, 9/11/2025
l,n
99,151
Total Short-Term Investments
(cost $52,371,133) 52,374,987
Total Investments (cost
$354,510,707) 102.2% $394,741,692
Other Assets and Liabilities, Net
(2.2%) (8,421,778)
Total Net Assets 100.0% $386,319,914
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $62,111,493 or 16.1% of
total net assets.

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Dynamic
Allocation Portfolio as of June 30, 2025 was $3,645 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 35,474
Credit Suisse Group AG  1/31/2014 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Dynamic Allocation
Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 1,949,451
Common Stock 754,787
Total lending $2,704,238
Gross amount payable upon return of
collateral for securities loaned $2,823,694
Net amounts due to counterparty $119,456
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 49,508,737
Gross unrealized depreciation (9,993,194)
Net unrealized appreciation (depreciation) $ 39,515,543
Cost for federal income tax purposes $ 356,117,432

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Dynamic Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 16,893,784 – 16,893,784 –
Basic Materials 1,756,295 – 1,756,295 –
Capital Goods 4,914,117 – 4,914,117 –
Collateralized Mortgage Obligations 21,396,586 – 21,396,586 –
Commercial Mortgage-Backed Securities 3,754,351 – 3,754,351 –
Communications Services 5,178,006 – 5,178,006 –
Consumer Cyclical 7,293,104 – 7,293,104 –
Consumer Non-Cyclical 8,109,500 – 8,109,500 –
Energy 5,840,048 – 5,840,048 –
Financials 19,916,687 – 19,916,687 –
Foreign Government 177,862 – 177,862 –
Mortgage-Backed Securities 53,618,043 – 53,618,043 –
Technology 6,205,171 – 6,205,171 –
Transportation 1,255,766 – 1,255,766 –
U.S. Government & Agencies 20,693,060 – 20,693,060 –
Utilities 6,198,102 – 6,198,102 –
Common Stock
Communications Services 8,836,164 8,836,164 – –
Consumer Discretionary 10,621,094 10,621,094 – –
Consumer Staples 3,383,792 3,383,792 – –
Energy 3,879,966 3,879,966 – –
Financials 16,229,111 16,229,111 – –
Health Care 11,231,467 11,231,467 – –
Industrials 11,649,778 11,495,202 154,576 –
Information Technology 27,632,555 27,171,987 460,568 –
Materials 3,282,551 3,243,246 39,305 –
Real Estate 2,444,904 2,444,904 – –
Utilities 3,643,568 3,643,568 – –
Preferred Stock
Basic Materials 88,500 88,500 – –
Capital Goods 309,332 309,332 – –
Communications Services 147,900 147,900 – –
Financials 2,333,294 2,333,294 – –
Technology 252,088 252,088 – –
Utilities 301,804 301,804 – –
Registered Investment Companies
U.S. Unaffiliated 1,864,948 1,864,948 – –
Short-Term Investments 34,448,710 30,770,889 3,677,821 –
Subtotal Investments in Securities $325,782,008 $138,249,256 $187,532,752 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 48,209,713
Affiliated Short-Term Investments 17,926,277
Collateral Held for Securities Loaned 2,823,694
Subtotal Other Investments $68,959,684
Total Investments at Value $394,741,692
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Dynamic Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,344,002 1,344,002 – –
Total Asset Derivatives $1,344,002 $1,344,002 $– $–
Liability Derivatives
Futures Contracts 410,068 377,179 32,889 –
Total Return Swaps 25,574 – 25,574 –
Credit Default Swaps 17,077 – 17,077 –
Total Liability Derivatives $452,719 $377,179 $75,540 $–
The following table presents Dynamic Allocation Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$3,644,170 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 13 September 2025 $ 1,428,411 $ 29,214
CBOT 2-Yr. U.S. Treasury Note 45 September 2025 9,323,907 37,148
CBOT 5-Yr. U.S. Treasury Note 128 September 2025 13,779,336 172,664
CBOT U.S. Long Bond 2 September 2025 221,724 9,213
CME E-mini S&P 500 Index 118 September 2025 36,150,928 746,197
CME Ultra Long Term U.S. Treasury Bond 37 September 2025 4,203,655 203,970
ICE mini MSCI EAFE Index 4 September 2025 527,800 8,540
ICE US mini MSCI Emerging Markets Index 73 September 2025 4,365,219 137,056
Total Futures Long Contracts $ 70,000,980 $ 1,344,002
CME E-mini Russell 2000 Index (1) September 2025 ( $ 107,896) ( $ 1,689)
CME E-mini S&P Mid-Cap 400 Index (33) September 2025 (10,040,634) (273,516)
CME Euro Foreign Exchange Currency (24) September 2025 (3,448,826) (101,974)
Eurex Euro STOXX 50 Index (86) September 2025 (5,364,588) (32,889)
Total Futures Short Contracts ( $ 18,961,944) ($410,068)
Total Futures Contracts $ 51,039,036 $933,934

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Dynamic Allocation Portfolio's credit default swap contracts held as of June 30, 2025. Investments totaling $99,151 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 875,000 $ – ( $ 17,077) ( $ 17,077)
Total Credit Default Swaps $– ($17,077) ($17,077)
1 As the buyer of protection, Dynamic Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Dynamic Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Dynamic Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Dynamic Allocation Portfolio's total return swap contracts held as of June 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 499,420 ( $ 25,574) $ – ( $ 25,574)
Total Return Swaps ( $ 25,574) $ – ($25,574)
# Payment made on Termination Date

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Dynamic Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 891,793
Total Equity Contracts 891,793
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 452,209
Total Interest Rate Contracts 452,209
Total Asset Derivatives $1,344,002
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 101,974
Total Foreign Exchange Contracts 101,974
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 308,094
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 25,574
Total Equity Contracts 333,668
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 17,077
Total Credit Contracts 17,077
Total Liability Derivatives $452,719
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Dynamic Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 2,329,646
Total Equity Contracts
2,329,646
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (415,393)
Total Foreign Exchange Contracts (415,393)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (221,354)
Total Interest Rate Contracts
(221,354)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (15,450)
Total Credit Contracts
(15,450)
Total $1,677,449

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Dynamic Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (181,350)
Total Foreign Exchange Contracts (181,350)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 460,659
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 11,243
Total Equity Contracts 471,902
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 680,274
Total Interest Rate Contracts 680,274
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (6,815)
Total Credit Contracts (6,815)
Total $964,011
The following table presents Dynamic Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $33,154,995
Futures - Short (25,575,972)
Total Return Swaps - Short (31,969)
Interest Rate Contracts
Futures - Long 32,692,296
Foreign Exchange Contracts
Futures - Short (4,896,080)
Credit Contracts
Credit Default Swaps - Buy Protection (56,366)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Dynamic Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $20,008 $575 $2,160 $18,909 2,265 4.9%
Core International Equity 24,390 – 4 29,301 2,386 7.6
Total U.S. Affiliated Registered Investment
Companies 44,398 48,210 12.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 31,629 24,334 38,037 17,926 1,793 4.6
Total Affiliated Short-Term Investments 31,629 17,926 4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,418 21,977 21,571 2,824 2,824 0.7
Total Collateral Held for Securities Loaned 2,418 2,824 0.7
Total Value $78,445 $68,960

Dynamic Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($415) $901 $ – $576
Core International Equity 0 4,915 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1 (1) – 397
Total Income/Non Cash Income from Affiliated
Investments $973
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value ($414) $5,815 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.8% Value
Bermuda  0.1%
311 Credicorp, Ltd. $ 69,515
Total 69,515
Brazil  3.8%
141,000 Ambev SA 344,903
3,300 Banco ABC Brasil SA 13,630
5,273 Banco Bradesco SA ADR 16,293
58,900 Banco do Brasil SA 240,344
6,000 Banco do Estado do Rio Grande
do Sul SA 12,810
29,794 Companhia Energetica de Minas
Gerais ADR 58,396
890 Companhia Paranaense de Energia
- COPEL ADR 7,583
12,700 CPFL Energia SA 95,137
24,500 Cury Construtora e Incorporadora
SA 133,478
3,100 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 14,921
10,900 Direcional Engenharia SA 81,693
354 Embraer SA ADR 20,146
5,000 Equatorial Energia SA 33,416
22,860 Gerdau SA ADR 66,751
65,863 Itau Unibanco Holding SA ADR 447,210
44,100 Magazine Luiza SA 79,952
8,900 Metalurgica Gerdau SA 14,612
11,186 Petroleo Brasileiro SA - Petrobras
ADR 139,937
30,400 Telefonica Brasil SA 173,399
14,200 TIM SA/Brazil 57,212
6,800 Tupy SA 22,979
38,884 Vale SA ADR 377,564
Total 2,452,366
Cayman Islands  16.8%
53,000 3SBio, Inc.
a
160,228
65,000 AAC Technologies Holdings, Inc. 338,185
127,500 Alibaba Group Holding, Ltd. 1,804,884
228,000 China Feihe, Ltd.
a
166,313
158,000 China Mengniu Dairy Company,
Ltd. 325,673
88,500 China Resources Land, Ltd. 301,324
78,000 Consun Pharmaceutical Group,
Ltd. 112,631
158,000 Geely Automobile Holdings, Ltd. 322,510
201,000 Greentown China Holdings, Ltd. 243,304
4,399 Hello Group, Inc. ADR 37,128
29,709 JD.com, Inc. 485,217
115,000 Kingboard Holdings, Ltd. 368,417
22,900 Meituan
a,b
368,370
9,500 NetDragon Websoft Holdings, Ltd. 13,026
4,980 NetEase, Inc. ADR 670,208
14,003 NU Holdings, Ltd./Cayman Islands
b
192,121
2,634 PDD Holdings, Inc. ADR
b
275,675
9,400 Pop Mart International Group, Ltd.
a
320,250
549,000 Shui On Land, Ltd. 50,403
61,000 Sino Biopharmaceutical, Ltd. 41,037
54,000 Tencent Holdings, Ltd. 3,479,523
44,000 Tingyi (Cayman Islands) Holding
Corporation 64,593
4,500 WuXi Biologics (Cayman), Inc.
a,b
14,787
82,000 Xiaomi Corporation
a,b
631,214
Shares Common Stock  97.8% Value
Cayman Islands  16.8%  - continued
67,000 Zhongsheng Group Holdings, Ltd. $ 103,629
Total 10,890,650
Chile  0.6%
2,814 Banco de Chile ADR 85,602
2,111 Banco de Credito e Inversiones SA 89,142
1,360 Banco Santander Chile SA ADR 34,299
38,728 Cencosud SA
c
131,778
302,272 Colbun SA 48,633
Total 389,454
China  11.7%
28,400 Agricultural Bank of China, Ltd.,
Class A 23,310
203,000 Agricultural Bank of China, Ltd.,
Class H 145,068
78,500 Anhui Conch Cement Company,
Ltd., Class H 199,980
24,600 Avary Holding Shenzhen Company,
Ltd. 110,109
419,500 BAIC Motor Corporation, Ltd.
a,b
103,847
93,000 Bank of Communications Company,
Ltd., Class H 86,662
148,400 BOE Technology Group Company,
Ltd. 82,671
11,500 BYD Company, Ltd., Class H 179,055
153,500 Changjiang Securities Company,
Ltd. 148,544
430,000 China Construction Bank
Corporation, Class H 435,137
58,000 China Life Insurance Company,
Ltd. 139,952
30,000 China National Building Material
Company, Ltd. 14,359
23,400 China Southern Airlines Company,
Ltd.
b
19,274
179,400 China Tower Corporation, Ltd.
a
257,203
626,800 China United Network
Communications, Ltd. 467,411
6,800 CITIC Securities Company, Ltd.,
Class A 26,223
48,000 CITIC Securities Company, Ltd.,
Class H 145,593
55,000 CRRC Corporation, Ltd. 33,237
78,800 Gree Electric Appliances, Inc. of
Zhuhai 494,209
20,200 Guosen Securities Company, Ltd. 32,488
71,000 Haier Smart Home Company, Ltd.,
Class H 204,026
400 Huatai Securities Company, Ltd.,
Class A 995
77,600 Huatai Securities Company, Ltd.,
Class H
a
157,814
205,100 Huaxia Bank Company, Ltd. 226,457
25,200 Industrial and Commercial Bank of
China, Ltd., Class A 26,700
414,000 Industrial and Commercial Bank of
China, Ltd., Class H 328,739
72,000 Inner Mongolia Yili Industrial Group
Company, Ltd. 280,319
17,300 Legend Holdings Corporation
a,b
19,661
264,000 Lenovo Group, Ltd. 318,963
1,000 Midea Group Company, Ltd. 10,080
26,100 New China Life Insurance
Company, Ltd. 142,917

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
China  11.7%  - continued
580,000 People's Insurance Company
(Group) of China, Ltd., Class H $ 442,714
32,000 PICC Property and Casualty
Company, Ltd. 62,182
5,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 43,396
102,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 654,290
228,500 SAIC Motor Corporation, Ltd. 511,708
162,400 SDIC Capital Company, Ltd. 170,538
31,600 Shandong Weigao Group Medical
Polymer Company, Ltd. 24,626
101,600 Sinopharm Group Company, Ltd. 238,501
19,300 Suzhou Dongshan Precision
Manufacturing Company, Ltd. 101,718
62,000 Tong Ren Tang Technologies
Company, Ltd. 38,978
300 WuXi AppTec Company, Ltd., Class
A 2,914
26,400 WuXi AppTec Company, Ltd., Class
H
a
265,594
18,000 Xinhua Winshare Publishing and
Media Company, Ltd. 26,128
47,700 Zhejiang Longsheng Group
Company, Ltd. 67,644
2,800 ZTE Corporation, Class A 12,723
30,800 ZTE Corporation, Class H 95,771
Total 7,620,428
Colombia  0.5%
1,283 Grupo Cibest SA 16,017
7,159 Grupo Cibest SA ADR 330,674
Total 346,691
Czech Republic  0.2%
636 CEZ AS 37,359
1,648 Komercni Banka AS 79,752
42 Philip Morris CR 34,976
Total 152,087
Egypt  <0.1%
7,402 Commercial International Bank
Egypt SAE GDR 12,433
Total 12,433
Greece  0.5%
12,430 Eurobank Ergasias Services and
Holdings SA 42,813
9,247 HELLENiQ ENERGY Holdings SA 89,682
5,147 National Bank of Greece SA 65,628
4,116 OPAP SA 93,333
Total 291,456
Hong Kong  0.4%
58,000 China Overseas Grand Oceans
Group, Ltd. 13,187
70,400 China Taiping Insurance Holdings
Company, Ltd. 137,777
165,000 Yuexiu Property Company, Ltd. 90,643
Total 241,607
Shares Common Stock  97.8% Value
Hungary  1.0%
24,374 MOL Hungarian Oil & Gas plc $ 212,341
4,023 OTP Bank Nyrt 321,559
4,055 Richter Gedeon Nyrt 119,527
Total 653,427
India  18.0%
503 Bajaj Auto, Ltd. 49,131
129,025 Bharat Petroleum Corporation, Ltd. 499,629
42,668 Bharti Airtel, Ltd. 1,000,312
1,242 Ceat, Ltd. 53,354
43,479 Chambal Fertilisers and Chemicals,
Ltd. 286,636
31,375 Cipla, Ltd. 551,178
1,757 Eicher Motors, Ltd. 115,917
9,123 HCL Technologies, Ltd. 183,938
9,445 HDFC Asset Management
Company, Ltd.
a
572,042
34,822 HDFC Bank, Ltd. 812,936
10,242 HDFC Life Insurance Company,
Ltd.
a
97,200
9,510 Hero MotoCorp, Ltd. 469,861
69,422 Hindalco Industries, Ltd. 561,654
953 Hindustan Aeronautics, Ltd. 54,133
88,485 Hindustan Petroleum Corporation,
Ltd. 452,182
20,072 ICICI Bank, Ltd. ADR 675,222
50,053 Indian Oil Corporation, Ltd. 85,810
24,381 Infosys, Ltd. ADR 451,780
2,979 InterGlobe Aviation, Ltd.
a,b
207,767
11,463 Jindal Saw, Ltd. 32,213
3,178 JK Tyre & Industries, Ltd. 13,209
2,407 Kotak Mahindra Bank, Ltd. 60,726
1,144 Larsen & Toubro, Ltd. 48,965
9,817 LT Foods, Ltd. 55,710
1,430 LTIMindtree, Ltd.
a
88,697
5,869 Lupin, Ltd. 132,728
4,367 Mahindra & Mahindra, Ltd. 162,091
2,193 Maruti Suzuki India, Ltd. 317,221
150 MRF, Ltd. 249,033
49,375 NMDC, Ltd. 40,331
10,754 Oberoi Realty, Ltd. 239,106
1,063 Oil & Natural Gas Corporation, Ltd. 3,028
3,114 Orient Cement, Ltd. 8,790
691 Page Industries, Ltd. 398,136
25,654 Paradeep Phosphates, Ltd.
a
47,885
2,735 Persistent Systems, Ltd. 192,776
1,173 Pidilite Industries, Ltd. 41,804
623 PVR Inox, Ltd.
b
7,048
27,833 Reliance Industries, Ltd. 487,167
6,384 State Bank of India 61,068
13,189 Tata Consultancy Services, Ltd. 532,578
33,132 Tata Motors, Ltd. 265,802
31,694 Tech Mahindra, Ltd. 623,698
1,200 UltraTech Cement, Ltd. 169,260
5,428 United Spirits, Ltd. 90,398
17,777 Wipro, Ltd. ADR 53,686
9,873 Zydus Lifesciences, Ltd. 114,038
Total 11,717,874
Indonesia  0.1%
123,400 Bank Central Asia Tbk PT 65,963
Total 65,963

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
Kuwait  0.7%
8,663 HumanSoft Holding Company
KSCC $ 69,506
74,936 Kuwait Finance House KSCP 196,656
55,236 National Bank of Kuwait KSC 180,548
Total 446,710
Malaysia  0.6%
30,000 Hong Leong Bank Bhd 139,664
37,700 Malayan Banking Bhd 86,850
52,200 Public Bank Bhd 53,436
39,900 RHB Bank Bhd 59,695
104,900 Sime Darby Property Bhd 35,916
32,296 Sports Toto Bhd 9,972
Total 385,533
Mexico  1.1%
4,300 Arca Continental SAB de CV 45,556
7,499 Cemex SAB de CV ADR 51,968
2,159 Coca-Cola FEMSA SAB de CV ADR 208,840
16,800 Fibra Uno Administracion SA de CV 23,224
100 Grupo Carso SAB de CV 713
17,210 Grupo Financiero Banorte SAB de
CV ADR 157,926
12,500 Grupo Mexico SAB de CV 75,442
3,400 Industrias Penoles SAB de CV
b
95,061
24,600 Megacable Holdings SAB de CV 68,840
Total 727,570
Netherlands  0.2%
9,800 JBS NV BDR 142,749
Total 142,749
Philippines  0.1%
9,620 Bank of the Philippine Islands 22,201
30,600 DigiPlus Interactive Corporation 28,255
Total 50,456
Poland  1.7%
3,644 Asseco Poland SA 204,683
4,270 Bank Millennium SA
b
16,965
2,751 Bank Polska Kasa Opieki SA 141,689
7,057 Orlen SA 160,839
12,595 Powszechna Kasa Oszczednosci
Bank Polski SA 263,170
19,321 Powszechny Zaklad Ubezpieczen
SA 337,869
Total 1,125,215
Qatar  0.4%
40,930 Commercial Bank PSQC 51,137
33,657 Doha Bank QPSC 23,513
9,364 Gulf Warehousing Company 7,548
5,177 Qatar Islamic Bank QPSC 31,494
30,862 Qatar National Bank QPSC 147,048
Total 260,740
Russian Federation  <0.1%
22,154 LUKOIL PJSC
b,d,e
0
78,093 NovaTek PJSC
d,e
0
Shares Common Stock  97.8% Value
Russian Federation  <0.1%  - continued
136,926 Sberbank of Russia PJSC
d,e
$ 0
Total 0
Saudi Arabia  2.5%
21,975 Al Rajhi Bank 554,272
49,778 Arab National Bank 288,256
347 Arabian Internet & Communications
Services Company 24,642
2,938 Banque Saudi Fransi 13,989
1,908 Eastern Province Cement Company 15,849
4,485 Riyad Bank 34,357
2,281 Riyadh Cement Company 19,534
27,239 Saudi Arabian Oil Company
a
176,615
20,432 Saudi National Bank 196,731
25,035 Saudi Telecom Company 283,984
1,873 Theeb Rent A Car Company 33,503
Total 1,641,732
South Africa  2.5%
20,726 Absa Group, Ltd. 206,294
25,369 AECI, Ltd. 151,881
78 Capitec Bank Holdings, Ltd. 15,596
4,412 Coronation Fund Managers, Ltd. 9,858
27,182 DataTec, Ltd. 100,405
17,042 FirstRand, Ltd. 72,852
7,422 Gold Fields, Ltd. ADR 175,678
9,333 Harmony Gold Mining Company,
Ltd. ADR 130,382
636 Kumba Iron Ore, Ltd. 10,240
880 Naspers, Ltd. 274,572
6,830 Nedbank Group, Ltd. 93,767
46,340 Pepkor Holdings, Ltd.
a
71,339
2,469 Sanlam, Ltd. 12,366
18,353 Standard Bank Group 235,646
880 Valterra Platinum, Ltd. 39,184
3,616 Vodacom Group 27,921
11,433 Vukile Property Fund, Ltd. 12,691
Total 1,640,672
South Korea  8.4%
333 Caregen Company, Ltd. 8,419
651 CJ Corporation 77,295
3,295 Green Cross Holdings Corporation 39,155
5,712 GS Holdings Corporation 196,984
4,056 Hana Financial Group, Inc. 258,359
2,064 HD Hyundai Company, Ltd. 197,770
187 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 50,498
3,475 iM Financial Group Company, Ltd. 32,273
6,425 Industrial Bank of Korea 86,776
3,342 Kangwon Land, Inc. 45,240
372 KB Financial Group, Inc. 30,570
2,151 KEPCO Plant Service &
Engineering Company, Ltd. 95,694
5,596 KT&G Corporation 528,187
1,248 LG Corporation 73,428
23,503 LG Uplus Corporation 248,827
295 PharmaResearch Company, Ltd. 107,518
693 Samsung Biologics Company,
Ltd.
a,b
508,536
2,070 Samsung C&T Corporation 246,709
32,093 Samsung Electronics Company,
Ltd. 1,419,204
2,966 SD Biosensor, Inc. 22,928

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.8% Value
South Korea  8.4%  - continued
3,015 SK Hynix, Inc. $ 649,677
7,503 SK Telecom Company, Ltd. 315,678
67 SK, Inc. 10,120
6,486 Woori Financial Group, Inc. 107,922
1,206 Yuhan Corporation 92,887
Total 5,450,654
Taiwan  19.4%
5,000 Acter Group Corporation, Ltd. 68,044
22,000 Arcadyan Technology Corporation 151,070
311,000 Asia Cement Corporation 454,003
6,000 Asustek Computer, Inc. 132,644
7,000 Catcher Technology Company, Ltd. 50,829
85,000 Cheng Shin Rubber Industry
Company, Ltd. 109,950
61,000 Chipbond Technology Corporation 111,569
2,214 Chunghwa Telecom Company, Ltd.
ADR 103,195
60,000 Compal Electronics, Inc. 59,679
42,000 Delta Electronics, Inc. 594,340
51,000 Far Eastern New Century
Corporation 57,443
28,000 Far EasTone Telecommunications
Company, Ltd. 85,833
53,000 Feng Hsin Steel Company, Ltd. 119,078
89,000 Hon Hai Precision Industry
Company, Ltd. 491,043
56,000 Lite-On Technology Corporation 212,287
8,000 Marketech International
Corporation 51,770
20,000 MediaTek, Inc. 856,973
145,000 Pegatron Corporation 381,981
5,000 Quanta Computer, Inc. 47,032
3,000 Simplo Technology Company, Ltd. 39,555
67,000 Synnex Technology International
Corporation 147,659
12,000 Systex Corporation 42,911
163,586 Taichung Commercial Bank
Company, Ltd. 122,947
77,000 Taiwan Mobile Company, Ltd. 302,999
4,000 Taiwan Secom Company, Ltd. 15,073
190,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 6,966,425
24,704 Topco Scientific Company, Ltd.
b
232,185
128,000 Uni-President Enterprises
Corporation 354,804
10,000 United Integrated Services
Company, Ltd. 213,407
19,000 Wah Lee Industrial Corporation 61,586
Total 12,638,314
Thailand  3.0%
63,300 Advanced Info Service pcl NVDR 542,553
344,000 Charoen Pokphand Foods pcl
NVDR 243,611
124,500 Kasikornbank pcl NVDR 588,088
393,000 Krung Thai Bank pcl NVDR 257,795
53,100 SCB X pcl NVDR 192,024
108,300 Thai Life Insurance pcl NVDR 33,392
33,000 TIDLOR Holdings pcl NVDR 15,328
23,000 Tisco Financial Group pcl
d
68,482
98,300 True Corporation pcl ADR
b
33,620
Total 1,974,893
Shares Common Stock  97.8% Value
Turkey  0.3%
184,739 Dogan Sirketler Grubu Holding AS $ 72,276
20,500 Turk Hava Yollari Anonim Ortakligi 146,046
Total 218,322
United Arab Emirates  2.6%
13,048 Abu Dhabi Commercial Bank PJSC 47,893
80,851 Abu Dhabi National Oil Company
for Distribution PJSC 80,794
12,849 Air Arabia PJSC 11,999
22,982 Aldar Properties PJSC 55,846
151,270 Dubai Islamic Bank PJSC 373,510
38,338 Emaar Development PJSC 141,145
128,612 Emaar Properties PJSC 477,104
50,077 Emirates NBD Bank PJSC 310,885
6,191 Emirates Telecommunications
Group Company PJSC 29,669
39,070 First Abu Dhabi Bank PJSC 176,570
Total 1,705,415
United Kingdom  0.3%
3,869 AngloGold Ashanti plc 176,742
Total 176,742
United States  0.3%
3,534 Yum China Holding, Inc. 158,005
Total 158,005
Total Common Stock
(cost $51,481,522) 63,647,673
Shares Preferred Stock 1.9%
Brazil  0.7%
4,300 Bradespar SA 12,465
61,600 Companhia de Sanena do Parana 85,714
8,800 Itausa SA 17,736
54,200 Petroleo Brasileiro SA 312,944
Total 428,859
South Korea  1.2%
1,502 Hyundai Motor Company, 2nd
Preferred 176,386
2,985 Hyundai Motor Company, Preferred 340,870
7,731 Samsung Electronics Company,
Ltd. 283,611
Total 800,867
Total Preferred Stock
(cost $1,174,527) 1,229,726
Shares or
Principal
Amount Short-Term Investments 0.3%
Federal Home Loan Bank Discount
Notes
100,000 4.225%,  8/1/2025
f,g
99,625

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  0.3% Value
Federal National Mortgage
Association Discount Notes
100,000 4.160%,  7/14/2025
f,g
$ 99,838
Total Short-Term Investments
(cost $199,486) 199,463
Total Investments (cost
$52,855,535) 100.0% $65,076,862
Other Assets and Liabilities,
Net 0.0% (14,743)
Total Net Assets 100.0% $65,062,119
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $4,235,362 or 6.5% of
total net assets.
b Non-income producing security.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
BDR - Brazilian Depositary Receipt
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 16,530,634
Gross unrealized depreciation (4,761,667)
Net unrealized appreciation (depreciation) $ 11,768,967
Cost for federal income tax purposes $ 53,386,349

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,231,717 810,531 7,421,186 –
Consumer Discretionary 8,600,501 433,680 8,166,821 –
Consumer Staples 3,018,410 208,840 2,809,570 –
Energy @ 2,505,000 139,937 2,365,063 0
Financials @ 14,339,154 1,863,369 12,407,303 68,482
Health Care 2,596,210 – 2,596,210 –
Industrials 1,711,005 20,146 1,690,859 –
Information Technology 17,236,734 505,466 16,731,268 –
Materials 3,444,525 802,343 2,642,182 –
Real Estate 1,683,893 – 1,683,893 –
Utilities 280,524 65,979 214,545 –
Preferred Stock
Consumer Discretionary 517,256 – 517,256 –
Energy 312,944 – 312,944 –
Financials 17,736 – 17,736 –
Information Technology 283,611 – 283,611 –
Materials 12,465 – 12,465 –
Utilities 85,714 – 85,714 –
Short-Term Investments 199,463 – 199,463 –
Subtotal Investments in Securities $65,076,862 $4,850,291 $60,158,089 $68,482
Total Investments at Value $65,076,862
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 78,454 78,454 – –
Total Asset Derivatives $78,454 $78,454 $– $–
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$199,463 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 40 September 2025 $ 2,388,546 $ 78,454
Total Futures Long Contracts $ 2,388,546 $ 78,454
Total Futures Contracts $ 2,388,546 $78,454

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Emerging Markets Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 78,454
Total Equity Contracts 78,454
Total Asset Derivatives $78,454
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 185,150
Total Equity Contracts
185,150
Total $185,150
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Emerging Markets Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 155,555
Total Equity Contracts 155,555
Total $155,555
The following table presents Emerging Markets Equity Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,161,845

Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $204 $1,973 $2,177 $– – –
Total Affiliated Short-Term Investments 204 – –
Total Value $204 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $1
Total Income/Non Cash Income from Affiliated
Investments $1
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 92.2% Value
Communications Services  7.8%
10,791 Alphabet, Inc., Class A $ 1,901,698
9,152 Alphabet, Inc., Class C 1,623,473
8 Cable One, Inc. 1,087
461 Electronic Arts, Inc. 73,622
81 John Wiley and Sons, Inc. 3,615
1,784 Lumen Technologies, Inc.
a
7,814
287 New York Times Company 16,066
365 Omnicom Group, Inc. 26,258
54 Scholastic Corporation 1,133
7,807 Verizon Communications, Inc. 337,809
3,344 Walt Disney Company 414,689
4,312 Warner Brothers Discovery, Inc.
a
49,416
519 ZoomInfo Technologies, Inc.
a
5,252
Total 4,461,932
Consumer Discretionary  8.3%
424 Aptiv plc
a
28,925
490 Aramark 20,516
141 Autoliv, Inc. 15,778
54 AutoNation, Inc.
a
10,727
379 Best Buy Company, Inc. 25,442
61 Booking Holdings, Inc. 353,144
405 BorgWarner, Inc. 13,559
57 Buckle, Inc. 2,585
217 Capri Holdings, Ltd.
a
3,841
289 CarMax, Inc.
a
19,424
53 Choice Hotels International, Inc. 6,725
53 Columbia Sportswear Company 3,237
217 Darden Restaurants, Inc. 47,300
282 Deckers Outdoor Corporation
a
29,066
60 Domino's Pizza, Inc. 27,036
40 Ethan Allen Interiors, Inc. 1,114
160 Foot Locker, Inc.
a
3,920
783 GameStop Corporation
a
19,097
454 Gap, Inc. 9,902
285 Garmin, Ltd. 59,485
257 Genuine Parts Company 31,177
647 Hanesbrands, Inc.
a
2,963
217 Harley-Davidson, Inc. 5,121
242 Hasbro, Inc. 17,864
443 Hilton Worldwide Holdings, Inc. 117,989
1,838 Home Depot, Inc. 673,884
40 Jack in the Box, Inc. 698
215 Kohl's Corporation
b
1,823
81 La-Z-Boy, Inc. 3,011
478 LKQ Corporation 17,691
1,035 Lowe's Companies, Inc. 229,635
2,229 Lucid Group, Inc.
a,b
4,703
433 Marriott International, Inc./MD 118,300
597 Mattel, Inc.
a
11,773
1,323 McDonald's Corporation 386,541
134 Meritage Homes Corporation 8,974
100 Mohawk Industries, Inc.
a
10,484
725 Newell Brands, Inc. 3,915
2,186 NIKE, Inc. 155,293
67 ODP Corporation
a
1,215
70 Pool Corporation 20,404
97 PVH Corporation 6,654
1,454 Rivian Automotive, Inc.
a
19,978
473 Royal Caribbean Cruises, Ltd. 148,115
79 Signet Jewelers, Ltd. 6,284
2,098 Starbucks Corporation 192,240
5,355 Tesla, Inc.
a
1,701,069
257 Topgolf Callaway Brands
Corporation
a
2,069
Shares Common Stock  92.2% Value
Consumer Discretionary  8.3% - continued
988 Tractor Supply Company $ 52,137
84 Ulta Beauty, Inc.
a
39,297
344 Under Armour, Inc., Class A
a
2,350
251 Under Armour, Inc., Class C
a
1,629
70 Vail Resorts, Inc. 10,999
613 VF Corporation 7,203
100 Whirlpool Corporation 10,142
228 Williams-Sonoma, Inc. 37,248
149 Wolverine World Wide, Inc. 2,694
Total 4,764,389
Consumer Staples  4.7%
883 Archer-Daniels-Midland Company 46,605
248 Bunge Global SA 19,909
359 Campbell's Company 11,003
454 Church & Dwight Company, Inc. 43,634
229 Clorox Company 27,496
7,565 Coca-Cola Company 535,224
1,425 Colgate-Palmolive Company 129,533
886 Conagra Brands, Inc. 18,136
300 Darling Ingredients, Inc.
a
11,382
427 Estee Lauder Companies, Inc. 34,502
1,020 General Mills, Inc. 52,846
550 Hormel Foods Corporation 16,638
120 Ingredion, Inc. 16,274
196 J.M. Smucker Company 19,247
506 Kellanova 40,242
2,384 Keurig Dr Pepper, Inc. 78,815
617 Kimberly-Clark Corporation 79,544
1,658 Kraft Heinz Company 42,810
1,161 Kroger Company 83,279
251 Lamb Weston Holdings, Inc. 13,014
464 McCormick & Company, Inc. 35,180
2,397 Mondelez International, Inc. 161,654
2,539 PepsiCo, Inc. 335,250
4,338 Procter & Gamble Company 691,130
907 Sysco Corporation 68,696
848 Target Corporation 83,655
103 United Natural Foods, Inc.
a
2,401
Total 2,698,099
Energy  1.2%
1,835 Baker Hughes Company 70,354
412 Cheniere Energy, Inc. 100,330
87 Core Laboratories, Inc. 1,002
1,595 Halliburton Company 32,506
295 HF Sinclair Corporation 12,119
576 Marathon Petroleum Corporation 95,680
715 NOV, Inc. 8,888
1,156 ONEOK, Inc. 94,364
754 Phillips 66 89,952
403 Targa Resources Corporation 70,154
791 TechnipFMC plc 27,242
586 Valero Energy Corporation 78,770
Total 681,361
Financials  11.9%
488 Allstate Corporation 98,239
499 Ally Financial, Inc. 19,436
1,038 American Express Company 331,101
177 Ameriprise Financial, Inc. 94,470
473 Arthur J. Gallagher & Company 151,417
73 Bank of Hawaii Corporation 4,930

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.2% Value
Financials  11.9% - continued
1,328 Bank of New York Mellon
Corporation $ 120,994
272 BlackRock, Inc. 285,396
130 Cathay General Bancorp 5,919
194 Cboe Global Markets, Inc. 45,243
3,181 Charles Schwab Corporation 290,234
704 Chubb, Ltd. 203,963
815 Citizens Financial Group, Inc. 36,471
667 CME Group, Inc. 183,839
241 Comerica, Inc. 14,376
568 Equitable Holdings, Inc. 31,865
70 FactSet Research Systems, Inc. 31,310
980 Fidelity National Information
Services, Inc. 79,782
535 Franklin Resources, Inc. 12,760
528 Hartford Insurance Group, Inc. 66,987
2,702 Huntington Bancshares, Inc./OH 45,286
1,062 Intercontinental Exchange, Inc. 194,845
100 International Bancshares
Corporation 6,656
637 Invesco, Ltd. 10,045
1,718 KeyCorp 29,928
302 Lincoln National Corporation 10,449
331 Loews Corporation 30,339
301 M&T Bank Corporation 58,391
70 MarketAxess Holdings, Inc. 15,634
912 Marsh & McLennan Companies,
Inc. 199,400
1,507 Mastercard, Inc. 846,844
300 Moody's Corporation 150,477
2,236 Morgan Stanley 314,963
799 Nasdaq, Inc. 71,447
361 Northern Trust Corporation 45,771
585 Old National Bancorp 12,484
1,739 PayPal Holdings, Inc.
a
129,242
732 PNC Financial Services Group,
Inc. 136,459
423 Principal Financial Group, Inc. 33,599
1,084 Progressive Corporation 289,276
656 Prudential Financial, Inc. 70,481
361 Raymond James Financial, Inc. 55,367
1,697 Regions Financial Corporation 39,913
581 S&P Global, Inc. 306,355
534 State Street Corporation 56,786
720 Synchrony Financial 48,053
415 T. Rowe Price Group, Inc. 40,047
420 Travelers Companies, Inc. 112,367
2,423 Truist Financial Corporation 104,165
3,188 Visa, Inc. 1,131,899
178 Voya Financial, Inc. 12,638
632 Western Union Company 5,321
184 Willis Towers Watson plc 56,396
280 Zions Bancorp NA 14,543
Total 6,794,598
Health Care  7.2%
3,270 AbbVie, Inc. 606,977
531 Agilent Technologies, Inc. 62,663
132 Align Technology, Inc.
a
24,992
995 Amgen, Inc. 277,814
531 Becton, Dickinson and Company 91,465
267 Biogen, Inc.
a
33,533
346 BioMarin Pharmaceutical, Inc.
a
19,020
288 Bio-Techne Corporation 14,818
3,764 Bristol-Myers Squibb Company 174,236
Shares Common Stock  92.2% Value
Health Care  7.2% - continued
449 Cardinal Health, Inc. $ 75,432
341 Cencora, Inc. 102,249
918 Centene Corporation
a
49,829
502 Cigna Group 165,951
364 Cooper Companies, Inc.
a
25,902
1,191 Danaher Corporation 235,270
85 DaVita, Inc.
a
12,108
392 Dentsply Sirona, Inc. 6,225
723 Dexcom, Inc.
a
63,111
1,091 Edwards Lifesciences Corporation
a
85,327
419 Elevance Health, Inc. 162,974
2,304 Gilead Sciences, Inc. 255,445
342 HCA Healthcare, Inc. 131,020
204 Henry Schein, Inc.
a
14,902
420 Hologic, Inc.
a
27,367
223 Humana, Inc. 54,519
150 IDEXX Laboratories, Inc.
a
80,451
294 Illumina, Inc.
a
28,051
129 Insulet Corporation
a
40,529
326 IQVIA Holding, Inc.
a
51,374
106 Jazz Pharmaceuticals, Inc.
a
11,249
157 Labcorp Holdings, Inc. 41,214
4,655 Merck & Company, Inc. 368,490
39 Mettler-Toledo International, Inc.
a
45,814
143 Pediatrix Medical Group, Inc.
a
2,052
206 Quest Diagnostics, Inc. 37,004
270 ResMed, Inc. 69,660
199 Select Medical Holdings
Corporation 3,021
183 STERIS plc 43,960
296 Teladoc Health, Inc.
a
2,578
286 Veeva Systems, Inc.
a
82,362
477 Vertex Pharmaceuticals, Inc.
a
212,360
109 Waters Corporation
a
38,045
134 West Pharmaceutical Services,
Inc. 29,319
368 Zimmer Biomet Holdings, Inc. 33,565
825 Zoetis, Inc. 128,659
Total 4,122,906
Industrials  8.0%
998 3M Company 151,936
218 A.O. Smith Corporation 14,294
57 Acuity, Inc. 17,005
117 AGCO Corporation 12,070
198 Air Lease Corporation 11,581
161 Allegion plc 23,203
72 Applied Industrial Technologies,
Inc. 16,736
47 ArcBest Corporation 3,619
753 Automatic Data Processing, Inc. 232,225
33 Avis Budget Group, Inc.
a
5,579
135 Axon Enterprise, Inc.
a
111,772
217 Broadridge Financial Solutions,
Inc. 52,738
215 Builders FirstSource, Inc.
a
25,088
217 C.H. Robinson Worldwide, Inc. 20,821
1,438 Carrier Global Corporation 105,247
884 Caterpillar, Inc. 343,178
1,610 CNH Industrial NV 20,866
1,698 Copart, Inc.
a
83,321
3,505 CSX Corporation 114,368
255 Cummins, Inc. 83,512
477 Deere & Company 242,550
293 Delta Air Lines, Inc. 14,410

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.2% Value
Industrials  8.0% - continued
76 Deluxe Corporation $ 1,209
254 Dover Corporation 46,540
725 Eaton Corporation plc 258,818
84 EMCOR Group, Inc. 44,931
255 Expeditors International of
Washington, Inc. 29,134
97 Exponent, Inc. 7,247
2,120 Fastenal Company 89,040
368 Ferguson Enterprises, Inc. 80,132
240 Flowserve Corporation 12,564
630 Fortive Corporation 32,842
234 Fortune Brands Innovations, Inc. 12,046
312 Graco, Inc. 26,823
85 Granite Construction, Inc. 7,948
34 Heidrick & Struggles International,
Inc. 1,556
78 HNI Corporation 3,836
99 Hubbell, Inc. 40,433
36 ICF International, Inc. 3,050
140 IDEX Corporation 24,580
516 Illinois Tool Works, Inc. 127,581
748 Ingersoll Rand, Inc. 62,219
107 Interface, Inc. 2,240
227 Jacobs Solutions, Inc. 29,839
149 JB Hunt Transport Services, Inc. 21,396
1,225 Johnson Controls International plc 129,384
297 Knight-Swift Transportation
Holdings, Inc. 13,136
59 Lennox International, Inc. 33,821
106 Lincoln Electric Holdings, Inc. 21,976
95 ManpowerGroup, Inc. 3,838
392 Masco Corporation 25,229
99 Middleby Corporation
a
14,256
418 Norfolk Southern Corporation 106,995
161 Owens Corning, Inc. 22,141
971 PACCAR, Inc. 92,303
238 Parker-Hannifin Corporation 166,236
95 Paycom Software, Inc. 21,983
307 Pentair plc 31,517
274 Quanta Services, Inc. 103,594
192 Robert Half, Inc. 7,882
210 Rockwell Automation, Inc. 69,756
77 Ryder System, Inc. 12,243
289 Sensata Technologies Holding plc 8,702
98 Snap-On, Inc. 30,496
282 Stanley Black & Decker, Inc. 19,105
143 Steelcase, Inc. 1,491
33 Tennant Company 2,557
471 Tetra Tech, Inc. 16,937
121 Timken Company 8,779
415 Trane Technologies plc 181,525
359 TransUnion 31,592
179 U-Haul Holding Company 9,732
1,109 Union Pacific Corporation 255,159
1,353 United Parcel Service, Inc. 136,572
121 United Rentals, Inc. 91,161
455 Veralto Corporation 45,932
85 W.W. Grainger, Inc. 88,420
318 Wabtec Corporation 66,573
447 Xylem, Inc. 57,824
Total 4,600,970
Information Technology  37.3%
1,157 Accenture plc 345,816
788 Adobe, Inc.
a
304,861
Shares Common Stock  92.2% Value
Information Technology  37.3% - continued
3,003 Advanced Micro Devices, Inc.
a
$ 426,126
270 Akamai Technologies, Inc.
a
21,535
917 Analog Devices, Inc. 218,264
162 ANSYS, Inc.
a
56,898
1,506 Applied Materials, Inc. 275,703
89 ASGN, Inc.
a
4,444
303 Atlassian Corporation
a
61,536
394 Autodesk, Inc.
a
121,971
506 Cadence Design Systems, Inc.
a
155,924
7,360 Cisco Systems, Inc. 510,637
323 Cognex Corporation 10,246
919 Cognizant Technology Solutions
Corporation 71,710
1,497 Corning, Inc. 78,727
597 Dell Technologies, Inc. 73,192
554 Dynatrace Holdings, LLC
a
30,586
107 F5, Inc.
a
31,492
45 Fair Isaac Corporation
a
82,258
187 First Solar, Inc.
a
30,956
718 Flex, Ltd.
a
35,843
1,206 Fortinet, Inc.
a
127,498
142 Gartner, Inc.
a
57,399
969 Gen Digital, Inc. 28,489
145 Guidewire Software, Inc.
a
34,140
2,434 Hewlett Packard Enterprise
Company 49,775
1,735 HP, Inc. 42,438
92 HubSpot, Inc.
a
51,210
8,067 Intel Corporation 180,701
1,715 International Business Machines
Corporation 505,548
517 Intuit, Inc. 407,205
82 Itron, Inc.
a
10,794
323 Keysight Technologies, Inc.
a
52,927
2,381 Lam Research Corporation 231,767
998 Microchip Technology, Inc. 70,229
13,065 Microsoft Corporation 6,498,662
309 Motorola Solutions, Inc. 129,922
382 NetApp, Inc. 40,702
45,138 NVIDIA Corporation 7,131,353
470 NXP Semiconductors NV 102,690
303 Okta, Inc.
a
30,291
789 ON Semiconductor Corporation
a
41,352
3,113 Oracle Corporation 680,595
222 PTC, Inc.
a
38,259
210 Ralliant Corporation
a
10,134
143 RingCentral, Inc.
a
4,054
199 Roper Industries, Inc. 112,801
1,778 Salesforce, Inc. 484,843
389 Seagate Technology Holdings plc 56,144
383 ServiceNow, Inc.
a
393,755
284 Skyworks Solutions, Inc. 21,164
286 Synopsys, Inc.
a
146,626
554 TE Connectivity plc 93,443
160 Teradata Corporation
a
3,570
1,686 Texas Instruments, Inc. 350,047
455 Trimble, Inc.
a
34,571
270 Twilio, Inc.
a
33,577
396 Workday, Inc.
a
95,040
216 Xerox Holdings Corporation 1,138
95 Zebra Technologies Corporation
a
29,294
186 Zscaler, Inc.
a
58,393
Total 21,421,265

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  92.2% Value
Materials  2.4%
410 Air Products and Chemicals, Inc. $ 115,645
216 Albemarle Corporation 13,537
149 Avery Dennison Corporation 26,145
415 Axalta Coating Systems, Ltd.
a
12,321
496 Ball Corporation 27,821
63 Compass Minerals International,
Inc.
a
1,266
1,254 CRH plc 115,117
474 Ecolab, Inc. 127,715
98 H.B. Fuller Company 5,895
470 International Flavors & Fragrances,
Inc. 34,568
921 International Paper Company 43,130
875 Linde plc 410,533
480 LyondellBasell Industries NV 27,773
113 Martin Marietta Materials, Inc. 62,032
63 Minerals Technologies, Inc. 3,469
594 Mosaic Company 21,669
2,085 Newmont Corporation 121,472
420 PPG Industries, Inc. 47,775
267 Sealed Air Corporation 8,285
443 Sherwin-Williams Company 152,108
184 Sonoco Products Company 8,015
Total 1,386,291
Real Estate  2.5%
866 American Tower Corporation 191,403
262 AvalonBay Communities, Inc. 53,317
273 BXP, Inc. 18,419
555 CBRE Group, Inc.
a
77,767
206 COPT Defense Properties 5,681
806 Crown Castle, Inc. 82,800
623 Digital Realty Trust, Inc. 108,608
181 Equinix, Inc. 143,980
630 Equity Residential 42,519
151 Federal Realty Investment Trust 14,344
1,308 Healthpeak Properties, Inc. 22,903
1,306 Host Hotels & Resorts, Inc. 20,060
541 Iron Mountain, Inc. 55,490
88 Jones Lang LaSalle, Inc.
a
22,509
460 Macerich Company 7,443
1,711 Prologis, Inc. 179,860
199 SBA Communications Corporation 46,733
604 Simon Property Group, Inc. 97,099
577 UDR, Inc. 23,559
810 Ventas, Inc. 51,152
1,200 Welltower, Inc. 184,476
Total 1,450,122
Utilities  0.9%
359 American Water Works Company,
Inc. 49,940
294 Atmos Energy Corporation 45,308
149 Avista Corporation 5,655
552 CMS Energy Corporation 38,243
666 Consolidated Edison, Inc. 66,833
480 Essential Utilities, Inc. 17,827
678 Eversource Energy 43,134
1,868 Exelon Corporation 81,109
176 New Jersey Resources
Corporation 7,888
864 NiSource, Inc. 34,854
107 Ormat Technologies, Inc. 8,962
1,206 Sempra 91,379
Shares Common Stock  92.2% Value
Utilities  0.9% - continued
388 UGI Corporation $ 14,131
Total 505,263
Total Common Stock
(cost $34,948,023) 52,887,196
Shares
Registered Investment
Companies   7.0% Value
U.S. Unaffiliated   7.0%
34,651 iShares ESG MSCI KLD 400 ETF 4,025,060
Total 4,025,060
Total Registered Investment
Companies (cost $2,820,235) 4,025,060
Shares
Collateral Held for Securities
Loaned <0.1% Value
6,700 Thrivent Cash Management Trust 6,700
Total Collateral Held for
Securities Loaned
(cost $6,700) 6,700
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.200%, 7/28/2025
c,d
99,676
State Street Institutional U.S.
Government Money Market
Fund
424,069 4.268%
c
424,069
Total Short-Term Investments
(cost $523,754) 523,745
Total Investments (cost
$38,298,712) 100.1% $57,442,701
Other Assets and Liabilities, Net
(0.1%) (43,866)
Total Net Assets 100.0% $57,398,835
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
June 30, 2025:
Securities Lending Transactions
Common Stock $ 6,338
Total lending $6,338
Gross amount payable upon return of
collateral for securities loaned $6,700
Net amounts due to counterparty $362

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 21,625,999
Gross unrealized depreciation (2,717,113)
Net unrealized appreciation (depreciation) $ 18,908,886
Cost for federal income tax purposes $ 38,547,478
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,461,932 4,461,932 – –
Consumer Discretionary 4,764,389 4,764,389 – –
Consumer Staples 2,698,099 2,698,099 – –
Energy 681,361 681,361 – –
Financials 6,794,598 6,794,598 – –
Health Care 4,122,906 4,122,906 – –
Industrials 4,600,970 4,600,970 – –
Information Technology 21,421,265 21,421,265 – –
Materials 1,386,291 1,386,291 – –
Real Estate 1,450,122 1,450,122 – –
Utilities 505,263 505,263 – –
Registered Investment Companies
U.S. Unaffiliated 4,025,060 4,025,060 – –
Short-Term Investments 523,745 424,069 99,676 –
Subtotal Investments in Securities $57,436,001 $57,336,325 $99,676 $–
Other Investments  * Total
Collateral Held for Securities Loaned 6,700
Subtotal Other Investments $6,700
Total Investments at Value $57,442,701
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,663 13,663 – –
Total Asset Derivatives $13,663 $13,663 $– $–

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $99,676 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 September 2025 $ 549,175 $ 13,663
Total Futures Long Contracts $ 549,175 $ 13,663
Total Futures Contracts $ 549,175 $13,663
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 13,663
Total Equity Contracts 13,663
Total Asset Derivatives $13,663
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for ESG
Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (11,990)
Total Equity Contracts
(11,990)
Total ($11,990)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for ESG Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 31,094
Total Equity Contracts 31,094
Total $31,094
The following table presents ESG Index Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $525,753

ESG Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $401 $1,196 $1,597 $– – –
Total Affiliated Short-Term Investments 401 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 29 148 170 7 7 <0.1
Total Collateral Held for Securities Loaned 29 7 <0.1
Total Value $430 $7
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 73.9% Value
Communications Services  5.7%
134,312 Alphabet, Inc., Class C $ 23,825,606
7,956 AMC Networks, Inc.
a
49,884
1,977 Angi, Inc.
a
30,169
416,427 Auto Trader Group plc
b
4,716,770
3,870 Bandwidth, Inc.
a
61,533
14,229 CarGurus, Inc.
a
476,245
645 Charter Communications, Inc.
a
263,682
98,266 Comcast Corporation 3,507,114
135,026 Deutsche Telekom AG 4,942,452
25,229 E.W. Scripps Company
a
74,173
1,165 Electronic Arts, Inc. 186,050
2,094 Entravision Communications
Corporation 4,858
1,401 Fox Corporation, Class B 72,334
5,591 Imax Corporation
a
156,324
7,698 Ipsos SA 413,485
7,074 Iridium Communications, Inc. 213,423
1,823 John Wiley and Sons, Inc. 81,360
82,500 KDDI Corporation 1,416,573
13,915 Liberty Global, Ltd., Class A
a
139,289
6,122 Liberty Latin America, Ltd., Class
A
a
37,344
1,076 Liberty Media Corporation-Liberty
Formula One Group
a
112,442
762 Liberty Media Corporation-Liberty
Live Group
a
61,844
7,383 Magnite, Inc.
a
178,078
3,062 Match Group, Inc. 94,585
44,207 Meta Platforms, Inc. 32,628,745
171,829 MFE-MediaForEurope NV 589,484
44,820 MONY Group plc 136,267
3,997 Netflix, Inc.
a
5,352,503
8,220 New York Times Company 460,156
15,800 Nintendo Company, Ltd. 1,517,271
2,806,300 Nippon Telegraph and Telephone
Corporation 3,000,245
16,496 Pinterest, Inc.
a
591,547
147 Reddit, Inc.
a
22,134
8,384 Sirius XM Holdings, Inc. 192,580
329,500 SoftBank Corporation 510,380
6,500 SoftBank Group Corporation 472,589
7,044 Spotify Technology SA
a
5,405,143
313 Take-Two Interactive Software,
Inc.
a
76,012
1,149 TechTarget, Inc.
a
8,928
3,303 Telephone and Data Systems, Inc. 117,521
383,083 Telstra Corporation, Ltd. 1,221,507
754 TKO Group Holdings, Inc. 137,190
6,115 Trade Desk, Inc.
a
440,219
43,700 TV Asahi Holdings Corporation 846,581
2,321,169 Vodafone Group plc 2,484,691
285,625 Warner Brothers Discovery, Inc.
a
3,273,262
Total 100,600,572
Consumer Discretionary  8.2%
7,635 Adidas AG 1,782,243
4,832 Adient plc
a
94,031
11,179 ADT, Inc. 94,686
137,943 Amazon.com, Inc.
a
30,263,315
13,767 American Axle & Manufacturing
Holdings, Inc.
a
56,169
5,103 American Eagle Outfitters, Inc. 49,091
32,602 Aptiv plc
a
2,224,108
1,361 Aramark 56,985
5,000 Asics Corporation 127,502
Shares Common Stock  73.9% Value
Consumer Discretionary  8.2% - continued
2,054 Autoliv, Inc. $ 229,843
9,770 Bath & Body Works, Inc. 292,709
47,308 Best Buy Company, Inc. 3,175,786
575 Booking Holdings, Inc. 3,328,813
898 Boot Barn Holdings, Inc.
a
136,496
12,522 BorgWarner, Inc. 419,237
7,499 Breville Group, Ltd. 145,684
5,000 Bridgestone Corporation 204,461
1,402 Bright Horizons Family Solutions,
Inc.
a
173,273
1,432 CarMax, Inc.
a
96,245
1,337 Carnival Corporation
a
37,596
146 Carvana Company
a
49,196
62 Cavco Industries, Inc.
a
26,935
1,231 Champion Homes, Inc.
a
77,073
4,957 Chewy, Inc.
a
211,267
7,200 Chipotle Mexican Grill, Inc.
a
404,280
18,440 Columbia Sportswear Company 1,126,315
7,328 Compagnie Financiere Richemont
SA 1,386,699
95,425 Compass Group plc 3,232,227
4,040 Coursera, Inc.
a
35,390
31,556 D.R. Horton, Inc. 4,068,200
8,698 Dana, Inc. 149,171
469 Darden Restaurants, Inc. 102,228
2,559 Deckers Outdoor Corporation
a
263,756
28,100 Denso Corporation 379,218
26,445 DoorDash, Inc.
a
6,518,957
737 Dorman Products, Inc.
a
90,408
82 Dutch Bros, Inc.
a
5,606
4,076 eBay, Inc. 303,499
2,037 Etsy, Inc.
a
102,176
20,256 Expedia Group, Inc. 3,416,782
3,900 Fast Retailing Company, Ltd. 1,337,170
11,127 Ferrari NV 5,451,254
991 Five Below, Inc.
a
129,999
4,286 Fox Factory Holding Corporation
a
111,179
1,391 Frontdoor, Inc.
a
81,986
8,618 Gap, Inc. 187,959
1,133 Garmin, Ltd. 236,480
16,653 Gentex Corporation 366,199
3,095 GigaCloud Technology, Inc.
a,c
61,219
5,163 Gildan Activewear, Inc. 254,226
4,171 Goodyear Tire & Rubber
Company
a
43,253
1,910 Grand Canyon Education, Inc.
a
360,990
7,417 Hanesbrands, Inc.
a
33,970
7,256 Hasbro, Inc. 535,638
16,000 Heiwa Corporation 233,272
785 Hermes International SCA 2,128,036
3,921 Hilton Worldwide Holdings, Inc. 1,044,319
19,209 Home Depot, Inc. 7,042,788
260,500 Honda Motor Company, Ltd. 2,511,964
16,367 Industria de Diseno Textil SA 853,816
1,199 Installed Building Products, Inc. 216,204
14,092 JB Hi-Fi, Ltd. 1,024,014
5,780 Kohl's Corporation
c
49,014
231 Laureate Education, Inc.
a
5,401
728 Lear Corporation 69,145
153 Lithia Motors, Inc. 51,686
4,883 LKQ Corporation 180,720
16,591 Lowe's Companies, Inc. 3,681,045
1,058 Lululemon Athletica, Inc.
a
251,360
4,293 LVMH Moet Hennessy Louis
Vuitton SE 2,246,877

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Consumer Discretionary  8.2% - continued
8,088 Mattel, Inc.
a
$ 159,495
2,003 Modine Manufacturing Company
a
197,296
2,422 Mohawk Industries, Inc.
a
253,923
235 Murphy USA, Inc. 95,598
2,898 National Vision Holdings, Inc.
a
66,683
23,223 Next plc 3,966,337
698,200 Nissan Motor Company, Ltd.
a
1,689,350
34 NVR, Inc.
a
251,112
907 Pandora AS 159,809
108,758 Pirelli & C. SPA
b
749,679
500 Planet Fitness, Inc.
a
54,525
1,128 Pool Corporation 328,789
60,557 Prosus NV 3,397,652
1,033 Ralph Lauren Corporation 283,331
3,207 Renault SA 147,987
2,344 Revolve Group, Inc.
a
46,997
316 RH
a
59,727
6,668 Ross Stores, Inc. 850,703
439 Royal Caribbean Cruises, Ltd. 137,468
24,000 Sanrio Company, Ltd. 1,160,535
96,100 Sekisui House, Ltd. 2,115,098
3,814 Service Corporation International/
US 310,460
4,369 SharkNinja, Inc.
a
432,487
7,343 Six Flags Entertainment
Corporation
a
223,448
213,900 Sony Group Corporation 5,561,470
125,593 Sony Group Corporation ADR 3,269,186
7,133 Stoneridge, Inc.
a
50,216
866 Strategic Education, Inc. 73,723
25,400 Subaru Corporation 440,344
5,200 Sumitomo Electric Industries, Ltd. 111,506
4,757 Tapestry, Inc. 417,712
29,591 Tesla, Inc.
a
9,399,877
303 Texas Roadhouse, Inc. 56,785
967 Toll Brothers, Inc. 110,364
62 TopBuild Corporation
a
20,072
314,700 Toyota Motor Corporation 5,420,076
2,915 Travel + Leisure Company 150,443
449 Ulta Beauty, Inc.
a
210,051
357 Urban Outfitters, Inc.
a
25,897
79 Vail Resorts, Inc. 12,413
1,924 Valvoline, Inc.
a
72,862
7,425 VF Corporation 87,244
1,010 Visteon Corporation
a
94,233
1,387 Wayfair, Inc.
a
70,931
18,637 Wesfarmers, Ltd. 1,040,082
1,310 Wingstop, Inc. 441,129
94 Winmark Corporation 35,495
33,472 Wyndham Hotels & Resorts, Inc. 2,718,261
2,500 Yue Yuen Industrial Holdings, Ltd. 3,835
4,475 Yum China Holding, Inc. 200,077
1,605 Yum! Brands, Inc. 237,829
Total 143,189,441
Consumer Staples  3.0%
3,100 Ain Holdings, Inc. 116,956
5,244 Albertsons Companies, Inc. 112,798
33,200 Anheuser-Busch InBev NV 2,284,179
1,496 Archer-Daniels-Midland Company 78,959
10,300 Arcs Company, Ltd. 213,395
1,086 BellRing Brands, Inc.
a
62,912
2,182 BJ's Wholesale Club Holdings,
Inc.
a
235,285
7,648 British American Tobacco plc 363,634
Shares Common Stock  73.9% Value
Consumer Staples  3.0% - continued
444 Bunge Global SA $ 35,644
1,299 Casey's General Stores, Inc. 662,841
859 Celsius Holdings, Inc.
a
39,849
2 Chocoladefabriken Lindt and
Spruengli AG 333,451
1,109 Church & Dwight Company, Inc. 106,586
4,130 Coles Group, Ltd. 56,631
23,856 Conagra Brands, Inc. 488,332
325,630 Coty, Inc.
a
1,514,180
25,616 Danone SA 2,095,993
2,525 Darling Ingredients, Inc.
a
95,799
4,240 Dole plc 59,318
100,193 Imperial Brands plc 3,958,630
711 Ingredion, Inc. 96,426
3,882 J & J Snack Foods Corporation 440,258
67,700 Japan Tobacco, Inc.
c
1,994,403
181,441 Kenvue, Inc. 3,797,560
45,722 Keurig Dr Pepper, Inc. 1,511,569
960 Kimberly-Clark Corporation 123,763
144,726 Koninklijke Ahold Delhaize NV 6,044,709
585 Kraft Heinz Company 15,105
9 Lindt & Spruengli AG 151,682
1,112 Maplebear, Inc.
a
50,307
5,147 McCormick & Company, Inc. 390,246
30,836 Nestle SA 3,065,912
920 Primo Brands Corporation 27,250
76,490 Sysco Corporation 5,793,353
763,337 Tesco plc 4,208,664
1,676 Tyson Foods, Inc. 93,755
36,600 Unicharm Corporation 264,281
3,861 Unilever plc 235,622
66,597 Unilever plc ADR 4,073,738
2,210 US Foods Holding Corporation
a
170,192
5,517 Vita Coco Company, Inc.
a
199,164
57,322 Walmart, Inc. 5,604,945
999,000 WH Group, Ltd.
b
962,828
Total 52,231,104
Energy  2.8%
25,566 Antero Midstream Corporation 484,476
8,539 Antero Resources Corporation
a
343,951
4,086 APA Corporation 74,733
12,543 Archrock, Inc. 311,443
11,630 Baker Hughes Company 445,894
12,753 Berry Corporation 35,326
2,224 Cactus, Inc. 97,233
844 Cheniere Energy, Inc. 205,531
986 Chord Energy Corporation 95,494
6,156 Civitas Resources, Inc. 169,413
73,516 ConocoPhillips 6,597,326
14,165 Coterra Energy, Inc. 359,508
4,420 Crescent Energy Company 38,012
84,914 Devon Energy Corporation 2,701,114
5,830 DHT Holdings, Inc. 63,022
1,253 Diamondback Energy, Inc. 172,162
2,449 DT Midstream, Inc. 269,170
106,275 Eni SPA 1,716,784
158,346 Enterprise Products Partners, LP 4,910,309
2,398 EQT Corporation 139,851
1,283 Expand Energy Corporation 150,034
76,613 Exxon Mobil Corporation 8,258,881
480 Gulfport Energy Corporation
a
96,562
85,418 Halliburton Company 1,740,819
6,612 Hess Midstream, LP 254,628
2,365 HF Sinclair Corporation 97,154

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Energy  2.8% - continued
1,412 Kimbell Royalty Partners, LP $ 19,712
20,328 Kinder Morgan, Inc. 597,643
2,206 Kodiak Gas Services, Inc. 75,600
12,733 Koninklijke Vopak NV 632,441
27,814 Kosmos Energy, Ltd.
a
47,840
16,243 Marathon Petroleum Corporation 2,698,125
3,848 Matador Resources Company 183,627
494 Natural Gas Services Group, Inc.
a
12,750
7,192 Noble Corporation plc 190,948
2,181 Occidental Petroleum Corporation 91,624
5,235 Oceaneering International, Inc.
a
108,469
3,509 Oil States International, Inc.
a
18,808
3,417 ONEOK, Inc. 278,930
7,363 Ovintiv, Inc. 280,162
2,225 Par Pacific Holdings, Inc.
a
59,029
9,570 Permian Resources Corporation 130,343
850 Phillips 66 101,405
2,900 Range Resources Corporation 117,943
354 Ranger Energy Services, Inc. 4,227
17,865 SBM Offshore NV 472,327
293,820 Shell plc 10,251,218
27,689 Shell plc ADR 1,949,583
1,720 SM Energy Company 42,501
3,019 Talos Energy, Inc.
a
25,601
178 Targa Resources Corporation 30,986
24,195 TechnipFMC plc 833,276
397 Valero Energy Corporation 53,365
5,947 Vital Energy, Inc.
a
95,687
107 Weatherford International plc 5,383
6,511 Williams Companies, Inc. 408,956
Total 49,647,339
Financials  14.7%
390 1st Source Corporation 24,207
30,609 AB Industrivarden, Class A 1,112,742
16,247 ABN AMRO Bank NV
b
443,641
542 Affiliated Managers Group, Inc. 106,649
3,681 Affirm Holdings, Inc.
a
254,504
934 Aflac, Inc. 98,500
38,922 AGNC Investment Corporation 357,693
143,301 AIB Group plc 1,182,645
23,715 Allianz SE 9,624,371
16,053 Allstate Corporation 3,231,629
3,275 Ally Financial, Inc. 127,561
3,831 Amalgamated Financial
Corporation 119,527
13,379 American Express Company 4,267,633
38,367 American International Group, Inc. 3,283,832
5,391 Ameriprise Financial, Inc. 2,877,338
1,729 Ameris Bancorp 111,866
687 AMERISAFE, Inc. 30,043
6,970 Annaly Capital Management, Inc. 131,175
2,355 Ares Management Corporation 407,886
1,282 Arthur J. Gallagher & Company 410,394
3,504 Artisan Partners Asset
Management, Inc. 155,332
7,892 Associated Banc-Corp 192,486
962 Assurant, Inc. 189,985
1,080 Atlantic Union Bankshares
Corporation 33,782
92,521 Australia and New Zealand
Banking Group, Ltd. 1,774,256
90,201 AXA SA 4,429,337
1,330 Axis Capital Holdings, Ltd. 138,081
Shares Common Stock  73.9% Value
Financials  14.7% - continued
440,086 Banca Monte dei Paschi di Siena
SPA $ 3,732,626
218,519 Banco Bilbao Vizcaya Argentaria
SA 3,364,824
571,352 Banco Santander SA 4,731,310
36,015 Bank Hapoalim BM 691,779
62,148 Bank Leumi Le-Israel BM 1,156,298
185,187 Bank of America Corporation 8,763,049
50 Bank of Hawaii Corporation 3,377
43,165 Bank of New York Mellon
Corporation 3,932,763
1,294 Bank OZK 60,896
176 Bank7 Corporation 7,362
1,379 BankFinancial Corporation 15,955
3,134 BankUnited, Inc. 111,539
1,911 Bar Harbor Bankshares 57,254
1,056,631 Barclays plc 4,882,435
3,024 BCB Bancorp, Inc. 25,462
4,987 Berkshire Hills Bancorp, Inc. 124,874
1,478 Blackstone Mortgage Trust, Inc. 28,452
2,385 Block, Inc.
a
162,013
19,123 Blue Owl Capital, Inc. 367,353
63,930 BNP Paribas SA 5,734,647
5,941 Brookline Bancorp, Inc. 62,678
3,212 Brown & Brown, Inc. 356,114
2,061 Burke & Herbert Financial Services
Corporation 123,104
2,704 Business First Bancshares, Inc. 66,654
3,062 Byline Bancorp, Inc. 81,847
2,204 Cadence Bank 70,484
180 Camden National Corporation 7,304
854 Capital City Bank Group, Inc. 33,605
38,052 Capital One Financial Corporation 8,095,944
11,608 Capitol Federal Financial, Inc. 70,809
8,607 Carlyle Group, Inc. 442,400
257 Cathay General Bancorp 11,701
1,532 Cboe Global Markets, Inc. 357,278
4,364 Central Pacific Financial
Corporation 122,323
74,549 Charles Schwab Corporation 6,801,851
4,341 Chimera Investment Corporation 60,210
221 ChoiceOne Financial Services, Inc. 6,343
14,659 Chubb, Ltd. 4,247,005
1,301 Cincinnati Financial Corporation 193,745
1,340 Citizens Financial Group, Inc. 59,965
2,255 CNB Financial Corporation 51,549
3,640 CNO Financial Group, Inc. 140,431
969 Coinbase Global, Inc.
a
339,625
1,456 Colony Bankcorp, Inc. 23,980
2,661 Columbia Banking System, Inc. 62,214
1,991 Comerica, Inc. 118,763
1,778 Commerce Bancshares, Inc. 110,538
37,821 Commonwealth Bank of Australia 4,603,130
114 Community Financial System, Inc. 6,483
957 Community Trust Bancorp, Inc. 50,644
731 Community West Bancshares 14,262
1,767 ConnectOne Bancorp, Inc. 40,924
236,007 Credit Agricole SA 4,464,861
864 Cullen/Frost Bankers, Inc. 111,059
250 Customers Bancorp, Inc.
a
14,685
160 CVB Financial Corporation 3,166
36,800 Dai-ichi Mutual Life Insurance
Company, Ltd. 279,776
216,200 Daiwa Securities Group, Inc. 1,535,458
7,521 Danske Bank AS 307,186

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Financials  14.7% - continued
82,470 DBS Group Holdings, Ltd. $ 2,911,363
48,430 Deutsche Bank AG 1,435,732
25,705 Deutsche Boerse AG 8,397,579
189 Diamond Hill Investment Group,
Inc. 27,464
105,909 DNB Bank ASA 2,928,869
3,785 Dynex Capital, Inc. 46,253
2,988 Eagle Bancorp, Inc. 58,206
2,495 East West Bancorp, Inc. 251,945
1,327 Eastern Bankshares, Inc. 20,263
1,266 Enova International, Inc.
a
141,184
4,721 Equitable Holdings, Inc. 264,848
1,574 Equity Bancshares, Inc. 64,219
1,537 Essent Group, Ltd. 93,342
2,104 Euronext NV
b
360,505
290 Evercore, Inc. 78,306
7,160 F.N.B. Corporation 104,393
486 FactSet Research Systems, Inc. 217,378
2,097 Farmers National Banc
Corporation 28,918
7,530 Federated Hermes, Inc. 333,730
5,303 Fidelity National Information
Services, Inc. 431,717
2,700 Fifth Third Bancorp 111,051
674 Financial Institutions, Inc. 17,308
2,914 First American Financial
Corporation 178,890
5,916 First Bancorp/Puerto Rico 123,230
1,660 First Citizens BancShares, Inc./NC 3,247,740
5,999 First Financial Bancorp 145,536
1,040 First Financial Bankshares, Inc. 37,419
2,175 First Financial Corporation 117,863
732 First Hawaiian, Inc. 18,271
8,173 First Horizon Corporation 173,268
2,177 First Internet Bancorp 58,561
365 First Interstate BancSystem, Inc. 10,519
2,590 First Merchants Corporation 99,197
1,812 First Mid-Illinois Bancshares, Inc. 67,932
852 FirstCash Holdings, Inc. 115,139
1,589 Fiserv, Inc.
a
273,960
1,805 Flagstar Financial, Inc. 19,133
4,201 Flushing Financial Corporation 49,908
940 Flywire Corporation
a
10,998
1,867 Franklin Resources, Inc. 44,528
9,492 Fulton Financial Corporation 171,236
93,823 Generali 3,337,437
5,197 Genworth Financial, Inc.
a
40,433
4,026 Glacier Bancorp, Inc. 173,440
762 Global Payments, Inc. 60,990
1,048 Great Southern Bancorp, Inc. 61,601
111 Hamilton Lane, Inc. 15,775
815 Hancock Whitney Corporation 46,781
716 Hanover Insurance Group, Inc. 121,627
3,574 HarborOne Bancorp, Inc. 41,744
2,464 Hartford Insurance Group, Inc. 312,608
225 HBT Financial, Inc. 5,672
892 Heritage Commerce Corporation 8,858
2,029 Home BancShares, Inc. 57,745
303 Hometrust Bancshares, Inc. 11,335
7,912 Horizon Bancorp, Inc. 121,687
3,159 Houlihan Lokey, Inc. 568,462
228,687 HSBC Holdings plc 2,766,233
146 HUB24, Ltd. 8,568
5,342 Huntington Bancshares, Inc./OH 89,532
6,350 IG Group Holdings plc 92,857
Shares Common Stock  73.9% Value
Financials  14.7% - continued
50 Independent Bank Corporation/MA $ 3,144
2,087 Independent Bank Corporation/MI 67,640
227,052 Insurance Australia Group, Ltd. 1,349,830
18,750 Intercontinental Exchange, Inc. 3,440,063
8,364 Invesco, Ltd. 131,900
363 Investar Holding Corporation 7,013
55,773 Investor AB, Class B 1,652,743
7,291 Jack Henry & Associates, Inc. 1,313,619
14,358 Janus Henderson Group plc 557,665
38,700 Japan Post Bank Company, Ltd. 417,206
266,700 Japan Post Holdings Company,
Ltd. 2,470,233
900 Japan Post Insurance Company,
Ltd. 20,376
942 Jefferies Financial Group, Inc. 51,518
45,157 JPMorgan Chase & Company 13,091,466
9,640 Kearny Financial Corporation/MD 62,274
708 Kemper Corporation 45,694
189,203 KeyCorp 3,295,916
1,035 LendingTree, Inc.
a
38,367
1,770 London Stock Exchange Group
plc 258,857
3,174 M&T Bank Corporation 615,724
1,164 MarketAxess Holdings, Inc. 259,968
6,700 Marsh & McLennan Companies,
Inc. 1,464,888
2,492 Mercantile Bank Corporation 115,654
43,381 MetLife, Inc. 3,488,700
28,823 MGIC Investment Corporation 802,432
3,318 Midland States Bancorp, Inc. 57,468
3,189 MidWestOne Financial Group, Inc. 91,748
189,100 Mitsubishi HC Capital, Inc. 1,392,292
381,600 Mitsubishi UFJ Financial Group,
Inc. 5,202,579
112,800 Mizuho Financial Group, Inc. 3,131,320
1,241 Morningstar, Inc. 389,587
689 MSCI, Inc. 397,374
1,489 Muenchener Rueckversicherungs-
Gesellschaft AG 966,862
6,796 Nasdaq, Inc. 607,698
60,035 National Australia Bank, Ltd. 1,555,975
4,734 Netwealth Group, Ltd. 104,685
9,517 NMI Holdings, Inc.
a
401,522
27,079 NN Group NV 1,801,818
125,800 Nomura Holdings, Inc. 828,985
301 Northeast Bank 26,786
1,671 Northeast Community Bancorp,
Inc. 38,842
4,873 Northern Trust Corporation 617,848
3,940 Northfield Bancorp, Inc. 45,231
10,564 Northwest Bancshares, Inc. 135,008
4,329 OceanFirst Financial Corporation 76,234
2,169 OFG Bancorp 92,833
10,021 Old National Bancorp 213,848
5,751 Old Republic International
Corporation 221,068
7,229 Old Second Bancorp, Inc. 128,242
6,179 OneMain Holdings, Inc. 352,203
298 Orange County Bancorp, Inc. 7,700
2,080 Orrstown Financial Services, Inc. 66,206
3,506 Pacific Premier Bancorp, Inc. 73,942
628 Palomar Holdings, Inc.
a
96,869
15,256 Paragon Banking Group plc 197,474
25 Park National Corporation 4,182
1,012 Paymentus Holdings, Inc.
a
33,143

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Financials  14.7% - continued
1,149 PCB Bancorp $ 24,106
2,324 Peoples Bancorp, Inc./OH 70,975
1,084 Pinnacle Financial Partners, Inc. 119,684
7,740 Plus500, Ltd. 361,175
1,770 Popular, Inc. 195,072
2,176 Principal Financial Group, Inc. 172,840
1,329 Prosperity Bancshares, Inc. 93,349
8,336 Provident Financial Services, Inc. 146,130
1,636 Prudential Financial, Inc. 175,772
310,974 QBE Insurance Group, Ltd. 4,788,730
6,336 Radian Group, Inc. 228,223
5,100 Rakuten Bank, Ltd.
a
233,799
3,081 Regions Financial Corporation 72,465
508 Reinsurance Group of America,
Inc. 100,767
267 RenaissanceRe Holdings, Ltd. 64,854
361 Renasant Corporation 12,971
6,733 Repay Holdings Corporation
a
32,453
12,020 Rithm Capital Corporation 135,706
1,798 RLI Corporation 129,852
38,960 Robinhood Markets, Inc.
a
3,647,825
349 Safety Insurance Group, Inc. 27,707
33,400 SBI Holdings, Inc. 1,163,828
6,540 SEI Investments Company 587,684
2,486 Selective Insurance Group, Inc. 215,412
357 ServisFirst Bancshares, Inc. 27,671
5,325 Shore Bancshares, Inc. 83,709
1,787 Sierra Bancorp 53,056
459 Simmons First National
Corporation 8,703
167,500 Singapore Exchange, Ltd. 1,961,296
7,313 Skandinaviska Enskilda Banken
AB 127,470
35,600 Sompo Holdings, Inc. 1,072,799
946 Southern Missouri Bancorp, Inc. 51,822
311 Southside Bancshares, Inc. 9,153
1,637 SouthState Corporation 150,653
134,211 Standard Chartered plc 2,220,991
1,099 Starwood Property Trust, Inc. 22,057
4,018 StepStone Group, Inc. 222,999
1,737 Stifel Financial Corporation 180,266
831 StoneX Group, Inc.
a
75,737
6,846 Storebrand ASA 96,959
93,800 Sumitomo Mitsui Financial Group,
Inc. 2,361,974
8,900 Sumitomo Mitsui Trust Group, Inc. 236,717
36,002 Svenska Handelsbanken AB 481,969
4,586 Svolder AB 26,850
861 Synchrony Financial 57,463
6,170 Synovus Financial Corporation 319,298
1,582 Texas Capital Bancshares, Inc.
a
125,611
35,100 Tokio Marine Holdings, Inc. 1,487,575
1,034 Tompkins Financial Corporation 64,863
8,118 TPG RE Finance Trust, Inc. 62,671
7,400 Tradeweb Markets, Inc. 1,083,360
6,194 Triumph Financial, Inc.
a
341,351
2,102 TrustCo Bank Corporation NY 70,249
4,067 Trustmark Corporation 148,283
11,038 U.S. Bancorp 499,470
132,960 UBS Group AG 4,514,227
1,008 UMB Financial Corporation 106,001
29,403 UniCredit SPA 1,972,458
1,629 United Bankshares, Inc. 59,344
4,310 United Community Banks, Inc. 128,395
831 Unity Bancorp, Inc. 39,123
Shares Common Stock  73.9% Value
Financials  14.7% - continued
2,257 Univest Financial Corporation $ 67,800
1,552 Unum Group 125,340
15,844 Valley National Bancorp 141,487
3,200 Veritex Holdings, Inc. 83,520
143 Virtu Financial, Inc. 6,405
38,312 Visa, Inc. 13,602,676
4,828 Voya Financial, Inc. 342,788
2,146 WaFd, Inc. 62,835
2,768 Webster Financial Corporation 151,133
140,756 Wells Fargo & Company 11,277,371
953 Wendel SA 100,793
3,077 WesBanco, Inc. 97,326
1,569 Westamerica Bancorporation 76,002
1,415 Western Alliance Bancorp 110,342
27,155 Western Union Company 228,645
67,614 Westpac Banking Corporation 1,506,882
3 White Mountains Insurance Group,
Ltd. 5,387
252 Willis Towers Watson plc 77,238
3,313 Wintrust Financial Corporation 410,746
506 WisdomTree, Inc. 5,824
206 WSFS Financial Corporation 11,330
6,071 Zions Bancorp NA 315,328
3,511 Zurich Insurance Group AG 2,456,728
Total 256,851,107
Health Care  7.6%
7,293 ADMA Biologics, Inc.
a
132,806
5,064 Agilent Technologies, Inc. 597,603
1,259 Agios Pharmaceuticals, Inc.
a
41,874
122 Align Technology, Inc.
a
23,098
12,653 Amgen, Inc. 3,532,844
3,994 Amicus Therapeutics, Inc.
a
22,886
4,142 Amneal Pharmaceuticals, Inc.
a
33,509
1,170 Anika Therapeutics, Inc.
a
12,379
393 Argenx SE ADR
a
216,629
604 Artivion, Inc.
a
18,784
46,503 AstraZeneca plc 6,471,765
112,747 Avantor, Inc.
a
1,517,575
1,655 Azenta, Inc.
a
50,941
6,666 Baxter International, Inc. 201,846
332 Becton, Dickinson and Company 57,187
1,304 Biogen, Inc.
a
163,769
1,028 Biohaven, Ltd.
a
14,505
26,028 BioMarin Pharmaceutical, Inc.
a
1,430,759
4,804 Bio-Techne Corporation 247,166
353 Bruker Corporation 14,544
6,857 Cabaletta Bio, Inc.
a
10,423
3,642 CareDx, Inc.
a
71,165
19,747 Caribou Biosciences, Inc.
a,c
24,881
9,122 Cencora, Inc. 2,735,232
3,249 Centene Corporation
a
176,356
8,062 Certara, Inc.
a
94,325
1,535 Charles River Laboratories
International, Inc.
a
232,906
4,900 Chugai Pharmaceutical Company,
Ltd. 255,867
10,048 Cigna Group 3,321,668
6,259 Concentra Group Holdings Parent,
Inc. 128,748
5,529 Cooper Companies, Inc.
a
393,444
1,787 CorVel Corporation
a
183,668
13,814 CSL, Ltd. 2,182,069
6,100 Daiichi Sankyo Company, Ltd. 141,325
16,969 Danaher Corporation 3,352,056

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Health Care  7.6% - continued
4,886 Denali Therapeutics, Inc.
a
$ 68,355
9,954 Dentsply Sirona, Inc. 158,070
5,134 Dexcom, Inc.
a
448,147
1,472 Doximity, Inc.
a
90,292
3,163 Dyne Therapeutics, Inc.
a
30,112
1,083 Edwards Lifesciences Corporation
a
84,701
16,908 Elanco Animal Health, Inc.
a
241,446
9,865 Eli Lilly & Company 7,690,063
6,175 Enanta Pharmaceuticals, Inc.
a
46,683
4,796 Encompass Health Corporation 588,133
278 Ensign Group, Inc. 42,884
4,825 Exact Sciences Corporation
a
256,401
578 Exelixis, Inc.
a
25,475
2,667 Fate Therapeutics, Inc.
a
2,987
12,937 Fortrea Holdings, Inc.
a
63,909
10,310 Fresenius Medical Care AG 592,365
4,775 Genmab AS
a
991,617
28,027 Gilead Sciences, Inc. 3,107,353
9,220 Globus Medical, Inc.
a
544,164
6,399 GoodRx Holdings, Inc.
a
31,867
447,262 Haleon plc 2,298,755
4,938 HealthEquity, Inc.
a
517,305
3,438 Henry Schein, Inc.
a
251,146
33 Hims & Hers Health, Inc.
a
1,645
18,400 Hoya Corporation 2,185,223
474 Humana, Inc. 115,884
1,511 IDEXX Laboratories, Inc.
a
810,410
3,096 Illumina, Inc.
a
295,389
2,344 Incyte Corporation
a
159,626
615 Insmed, Inc.
a
61,894
1,295 Inspire Medical Systems, Inc.
a
168,052
271 Insulet Corporation
a
85,143
3,039 Integra LifeSciences Holdings
Corporation
a
37,289
4,631 Intellia Therapeutics, Inc.
a
43,439
11,828 Intuitive Surgical, Inc.
a
6,427,453
1,344 IQVIA Holding, Inc.
a
211,801
4,058 iTeos Therapeutics, Inc.
a
40,458
366 Jazz Pharmaceuticals, Inc.
a
38,840
46,726 Johnson & Johnson 7,137,397
19,225 Labcorp Holdings, Inc. 5,046,755
28 Medpace Holdings, Inc.
a
8,788
80,217 Merck & Company, Inc. 6,349,978
2,176 Merit Medical Systems, Inc.
a
203,412
249 Mettler-Toledo International, Inc.
a
292,505
6,508 Moderna, Inc.
a
179,556
1,938 Myriad Genetics, Inc.
a
10,291
2,092 Natera, Inc.
a
353,422
4,538 Nkarta, Inc.
a
7,533
96,288 Novartis AG 11,687,159
79,958 Novo Nordisk AS 5,540,614
5,203 Olema Pharmaceuticals, Inc.
a
22,165
86,300 Ono Pharmaceutical Company,
Ltd. 935,300
493 Option Care Health, Inc.
a
16,013
8,203 Organon & Company 79,405
1,638 Penumbra, Inc.
a
420,360
1,287 Perrigo Company plc 34,389
908 Prestige Consumer Healthcare,
Inc.
a
72,504
3,253 Pro Medicus, Ltd. 608,749
2,778 Prothena Corporation plc
a
16,862
440 PTC Therapeutics, Inc.
a
21,490
2,839 QIAGEN NV 136,442
887 Quest Diagnostics, Inc. 159,332
Shares Common Stock  73.9% Value
Health Care  7.6% - continued
40,309 Recordati SPA $ 2,533,629
11,990 Relay Therapeutics, Inc.
a
41,485
2,219 Repligen Corporation
a
275,999
203 ResMed, Inc. 52,374
46 Revvity, Inc. 4,449
33,129 Roche Holding AG, Participation
Certificates 10,813,964
3,843 Rocket Pharmaceuticals, Inc.
a
9,415
21,076 Royalty Pharma plc 759,368
4,828 RxSight, Inc.
a
62,764
79,672 Sanofi SA ADR 3,848,954
1,295 Scholar Rock Holding Corporation
a
45,869
20,263 scPharmaceuticals, Inc.
a
77,202
3,729 STERIS plc 895,780
3,584 Stevanato Group SPA
c
87,557
114,000 Takeda Pharmaceutical Company,
Ltd. 3,519,522
802 Teleflex, Inc. 94,925
1,658 Tenet Healthcare Corporation
a
291,808
43,800 Terumo Corporation 803,812
3,301 Twist Bioscience Corporation
a
121,444
14,092 UnitedHealth Group, Inc. 4,396,281
1,608 Vaxcyte, Inc.
a
52,276
511 Veeva Systems, Inc.
a
147,158
4,324 Vericel Corporation
a
183,986
52,347 Viatris, Inc. 467,459
2,625 Viking Therapeutics, Inc.
a,c
69,563
2,101 Waystar Holding Corporation
a
85,868
1,490 West Pharmaceutical Services,
Inc. 326,012
4,963 Xencor, Inc.
a
39,009
2,205 Xenon Pharmaceuticals, Inc.
a
69,017
5,081 Zentalis Pharmaceuticals, Inc.
a
5,894
37,598 Zimmer Biomet Holdings, Inc. 3,429,314
18,333 Zoetis, Inc. 2,859,031
Total 132,772,987
Industrials  10.3%
3,377 A.O. Smith Corporation 221,430
90 A.P. Moller - Maersk AS, Class A 166,046
1,693 A.P. Moller - Maersk AS, Class B
c
3,148,470
126,745 ABB, Ltd. 7,595,681
1,994 Ackermans & van Haaren NV 510,468
1,250 Acuity, Inc. 372,925
2,314 Advanced Drainage Systems, Inc. 265,786
5,213 AECOM 588,339
5,290 Aena SME SA
b
141,211
2,223 AerCap Holdings NV 260,091
2,104 AGCO Corporation 217,049
12,143 Airbus SE 2,540,332
710 Alaska Air Group, Inc.
a
35,131
5,924 Alfa Laval AB 249,511
1,983 Allegheny Technologies, Inc.
a
171,212
1,486 Allegion plc 214,162
1,392 Allison Transmission Holdings, Inc. 132,226
69,800 Amada Company, Ltd. 761,727
65,379 Amentum Holdings, Inc.
a
1,543,598
3,903 AMETEK, Inc. 706,287
724 API Group Corporation
a
36,960
408 Applied Industrial Technologies,
Inc. 94,840
1,089 Arcosa, Inc. 94,427
102 Argan, Inc. 22,489
2,757 Armstrong World Industries, Inc. 447,847
5,553 Array Technologies, Inc.
a,c
32,763

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Industrials  10.3% - continued
81,892 Assa Abloy AB $ 2,560,242
238,334 Atlas Copco AB, Class A 3,852,910
13,729 Atlas Copco AB, Class B 195,399
3,820 Atmus Filtration Technologies, Inc. 139,124
56,505 BAE Systems plc 1,466,464
8,900 BayCurrent, Inc. 457,856
5,451 Brady Corporation 370,504
115,667 Brambles, Ltd. 1,786,338
7,279 BWX Technologies, Inc. 1,048,613
3,532 C.H. Robinson Worldwide, Inc. 338,895
10 CACI International, Inc.
a
4,767
611 Carlisle Companies, Inc. 228,147
1,479 Casella Waste Systems, Inc.
a
170,647
18,841 Caterpillar, Inc. 7,314,265
12,035 CECO Environmental Corporation
a
340,711
506,000 CK Hutchison Holdings, Ltd. 3,115,786
2,354 Clean Harbors, Inc.
a
544,198
300,915 CNH Industrial NV 3,899,858
18,400 ComfortDelGro Corporation, Ltd. 20,696
11,761 Compagnie de Saint-Gobain SA 1,381,630
8,376 Computershare, Ltd. 219,737
173 CSW Industrials, Inc. 49,622
85,479 CSX Corporation 2,789,180
553 Cummins, Inc. 181,107
1,140 Curtiss-Wright Corporation 556,947
53,700 Dai Nippon Printing Company, Ltd. 815,157
604 Dayforce, Inc.
a
33,456
98,108 Delta Air Lines, Inc. 4,824,951
5,141 DNOW, Inc.
a
76,241
942 Donaldson Company, Inc. 65,328
29 Dover Corporation 5,314
242 Dycom Industries, Inc.
a
59,142
783 EMCOR Group, Inc. 418,819
2,189 Energy Recovery, Inc.
a
27,975
5,604 Enerpac Tool Group Corporation 227,298
1,533 EnPro, Inc. 293,646
10,787 ExlService Holdings, Inc.
a
472,363
191 Expeditors International of
Washington, Inc. 21,822
114,174 Fastenal Company 4,795,308
2,489 Federal Signal Corporation 264,879
2,177 Ferguson Enterprises, Inc. 474,042
13,703 Ferrovial SE 730,957
56,506 Flowserve Corporation 2,958,089
5,118 Fluor Corporation
a
262,400
8,801 Fortive Corporation 458,796
1,623 Fortune Brands Innovations, Inc. 83,552
10,057 Gates Industrial Corporation plc
a
231,613
12,841 General Dynamics Corporation 3,745,206
360 Gorman-Rupp Company 13,219
8,278 Graco, Inc. 711,660
10,591 Great Lakes Dredge & Dock
Corporation
a
129,104
416 Herc Holdings, Inc. 54,783
52,208 Hexcel Corporation 2,949,230
96,200 Hitachi, Ltd. 2,795,991
21,019 Honeywell International, Inc. 4,894,905
5,031 Howmet Aerospace, Inc. 936,420
5,792 Hudson Technologies, Inc.
a
47,031
3,567 IDEX Corporation 626,258
36,900 Inaba Denki Sangyo Company,
Ltd. 1,012,616
2,067 Ingersoll Rand, Inc. 171,933
27,200 ITOCHU Corporation 1,424,329
3,273 ITT Corporation 513,305
Shares Common Stock  73.9% Value
Industrials  10.3% - continued
21,869 Jacobs Solutions, Inc. $ 2,874,680
27,400 Jardine Matheson Holdings, Ltd. 1,316,918
17,256 JB Hunt Transport Services, Inc. 2,477,962
44,900 Kawasaki Kisen Kaisha, Ltd. 635,877
2,418 Kirby Corporation
a
274,225
759 Knight-Swift Transportation
Holdings, Inc. 33,571
25,400 Komatsu, Ltd. 838,036
52,416 Kongsberg Gruppen ASA 2,032,541
16,153 L3Harris Technologies, Inc. 4,051,819
1,761 Legalzoom.com, Inc.
a
15,690
10,047 Legrand SA 1,346,589
23,300 Leonardo SPA 1,314,750
1,023 Limbach Holdings, Inc.
a
143,322
31,629 Logista Integral SA 1,035,758
4,290 Lyft, Inc.
a
67,610
1,449 ManpowerGroup, Inc. 58,540
120 Masco Corporation 7,723
11,378 Masterbrand, Inc.
a
124,362
640 Maximus, Inc. 44,928
1,950 McGrath RentCorp 226,122
11,000 MEITEC Group Holdings, Inc. 242,413
267 Middleby Corporation
a
38,448
173,200 Mitsubishi Corporation 3,460,862
24,900 Mitsubishi Electric Corporation 535,573
40,300 Mitsubishi Heavy Industries, Ltd. 1,008,483
64,300 Mitsui & Company, Ltd. 1,310,433
5,200 MonotaRO Company, Ltd. 102,366
974 Moog, Inc. 176,265
4,370 MSC Industrial Direct Company,
Inc. 371,537
9,699 Mueller Water Products, Inc. 233,164
1,890 NEXTracker, Inc.
a
102,759
9,000 NGK Insulators, Ltd. 112,964
15,000 Nippon Yusen Kabushiki Kaisha 539,624
2,800 Nishimatsu Construction
Company, Ltd. 93,214
15,100 Nitto Kogyo Corporation 326,092
60 Nordson Corporation 12,862
10,605 nVent Electric plc 776,816
2,125 Old Dominion Freight Line, Inc. 344,887
341 Oshkosh Corporation 38,717
4,130 Otis Worldwide Corporation 408,953
353 PACCAR, Inc. 33,556
7,413 Parker-Hannifin Corporation 5,177,758
165 Paylocity Holding Corporation
a
29,896
8,104 Pentair plc 831,957
570 Pitney Bowes, Inc. 6,219
162 Quanta Services, Inc. 61,249
5,974 QXO, Inc.
a,c
128,680
639 RBC Bearings, Inc.
a
245,887
50,600 Recruit Holdings Company, Ltd. 2,975,616
323 Regal Rexnord Corporation 46,822
154,268 RELX plc 8,360,943
852 Republic Services, Inc. 210,112
1,257 Rheinmetall AG 2,661,955
1,864 Rockwell Automation, Inc. 619,165
133,684 Rolls-Royce Holdings plc 1,771,662
12,841 Safran SA 4,187,773
1,526 Schindler Holding AG,
Participation Certificates 568,237
24,949 Schneider Electric SE 6,698,449
44,900 Secom Company, Ltd. 1,613,029
15,709 Shoals Technologies Group, Inc.
a
66,763
9,477 Siemens AG 2,434,252

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Industrials  10.3% - continued
10,949 Siemens Energy AG
a
$ 1,279,733
134,300 Singapore Technologies
Engineering, Ltd. 823,485
111 SkyWest, Inc.
a
11,430
5,319 Smiths Group plc 164,061
10,700 Sojitz Corporation 262,937
509 SPX Technologies, Inc.
a
85,349
1,299 SS&C Technologies Holdings, Inc. 107,557
3,554 Stanley Black & Decker, Inc. 240,783
693 Sterling Construction Company,
Inc.
a
159,896
94,400 Sumitomo Corporation 2,436,155
2,800 Taisei Corporation 163,074
35,800 TOPPAN Holdings, Inc. 972,580
805 Trane Technologies plc 352,115
114 TransDigm Group, Inc. 173,353
4,260 TransUnion 374,880
2,270 Trinity Industries, Inc. 61,313
39,300 Tsubakimoto Chain Company 489,318
60,118 Uber Technologies, Inc.
a
5,609,009
980 UL Solutions, Inc. 71,403
744 UniFirst Corporation/MA 140,036
3,026 United Airlines Holdings, Inc.
a
240,960
25,384 United Parcel Service, Inc. 2,562,261
432 Veralto Corporation 43,610
1,080 Verisk Analytics, Inc. 336,420
3,494 Verra Mobility Corporation
a
88,713
1,140 Wabtec Corporation 238,659
2,466 Waste Connections, Inc. 460,452
722 Watsco, Inc. 318,850
5,530 Werner Enterprises, Inc. 151,301
4,492 WNS Holdings, Ltd.
a
284,074
5,994 Wolters Kluwer NV 1,002,428
30,586 Worley, Ltd. 263,378
1,459 Xylem, Inc. 188,736
771,300 Yangzijiang Shipbuilding Holdings,
Ltd. 1,345,995
6,800 Yuasa Trading Company, Ltd. 212,328
20,931 Zigup plc 102,089
2,177 Zurn Elkay Water Solutions
Corporation 79,613
Total 181,017,558
Information Technology  13.5%
29,000 Advantest Corporation 2,149,800
2,322 Agilysys, Inc.
a
266,194
1,509 Ambarella, Inc.
a
99,692
9,105 Amphenol Corporation 899,119
427 ANSYS, Inc.
a
149,971
97,778 Apple, Inc. 20,061,112
23,723 Applied Materials, Inc. 4,342,970
4,201 Arista Networks, Inc.
a
429,804
8,823 ASML Holding NV 7,070,215
615 Astera Labs, Inc.
a
55,608
376 Atlassian Corporation
a
76,362
379 Autodesk, Inc.
a
117,327
339 BILL Holdings, Inc.
a
15,682
2,685 BlackLine, Inc.
a
152,025
51,207 Broadcom, Inc. 14,115,210
11,500 Brother Industries, Ltd. 198,380
1,645 C3.ai, Inc.
a
40,418
17,409 CDW Corporation 3,109,073
14,561 Check Point Software
Technologies, Ltd.
a
3,221,621
71,104 Cisco Systems, Inc. 4,933,196
Shares Common Stock  73.9% Value
Information Technology  13.5% - continued
378 Clearfield, Inc.
a
$ 16,409
3,540 Clearwater Analytics Holdings,
Inc.
a
77,632
2,011 Cognex Corporation 63,789
1,653 Cognizant Technology Solutions
Corporation 128,984
3,272 Coherent Corporation
a
291,895
2,014 CommVault Systems, Inc.
a
351,101
457 Consensus Cloud Solutions, Inc.
a
10,538
2,379 Corning, Inc. 125,112
2,389 Credo Technology Group Holding,
Ltd.
a
221,198
983 CrowdStrike Holdings, Inc.
a
500,652
1,644 CyberArk Software, Ltd.
a
668,911
1,649 Descartes Systems Group, Inc.
a
167,613
1,500 DISCO Corporation 444,365
40 DocuSign, Inc.
a
3,116
3,810 Dolby Laboratories, Inc. 282,931
7,970 Dynatrace Holdings, LLC
a
440,024
1,196 Elastic NV
a
100,859
3,370 Enphase Energy, Inc.
a
133,620
423 Entegris, Inc. 34,115
1,446 Expensify, Inc.
a
3,745
1,307 F5, Inc.
a
384,676
424 Fabrinet
a
124,944
188 Fair Isaac Corporation
a
343,656
439 First Solar, Inc.
a
72,672
5,164 Flex, Ltd.
a
257,787
41,012 Fortinet, Inc.
a
4,335,789
4,177 Freshworks, Inc.
a
62,279
12,000 FUJIFILM Holdings NPV 259,867
1,100 Fujitsu, Ltd. 26,685
904 Gartner, Inc.
a
365,415
3,179 Gen Digital, Inc. 93,463
10,749 Gitlab, Inc.
a
484,887
3,290 Guidewire Software, Inc.
a
774,630
8,837 Halma plc 388,421
828 HubSpot, Inc.
a
460,890
4,699 I3 Verticals, Inc.
a
129,129
930 Impinj, Inc.
a
103,295
192 Intapp, Inc.
a
9,911
29,503 International Business Machines
Corporation 8,696,894
713 IPG Photonics Corporation
a
48,947
708 Itron, Inc.
a
93,194
764 Jabil, Inc. 166,628
14,265 JFrog, Ltd.
a
625,948
4,500 Keyence Corporation 1,799,227
3,462 Keysight Technologies, Inc.
a
567,283
9,837 Knowles Corporation
a
173,328
193,100 Kyocera Corporation 2,319,200
5,388 Lattice Semiconductor
Corporation
a
263,958
258 MACOM Technology Solutions
Holdings, Inc.
a
36,969
3,382 Marvell Technology, Inc. 261,767
2,048 Microchip Technology, Inc. 144,118
22,995 Micron Technology, Inc. 2,834,134
89,394 Microsoft Corporation 44,465,470
530 Mirion Technologies, Inc.
a
11,411
4,116 MKS, Inc. 408,966
50 Monolithic Power Systems, Inc. 36,569
739 Motorola Solutions, Inc. 310,720
89,100 Murata Manufacturing Company,
Ltd. 1,316,959

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Information Technology  13.5% - continued
62,600 NEC Corporation $ 1,826,358
2,010 NetApp, Inc. 214,166
11,400 NS Solutions Corporation 322,198
5,900 NSD Company, Ltd. 146,097
16,300 NTT Data Group Corporation 451,196
852 Nutanix, Inc.
a
65,127
239,295 NVIDIA Corporation 37,806,217
1,162 Okta, Inc.
a
116,165
2,167 ON Semiconductor Corporation
a
113,572
1,451 Onto Innovation, Inc.
a
146,449
500 Otsuka Corporation 10,186
33,408 Palantir Technologies, Inc.
a
4,554,179
3,921 Pegasystems, Inc. 212,244
362 Procore Technologies, Inc.
a
24,768
3,905 PTC, Inc.
a
672,988
2,192 Q2 Holdings, Inc.
a
205,149
1,589 Qorvo, Inc.
a
134,922
37,042 Qualcomm, Inc. 5,899,309
2,932 Ralliant Corporation
a
142,173
105,187 Samsung Electronics Company,
Ltd. 4,651,540
28,935 SAP SE 8,847,754
12,201 SAP SE ADR 3,710,324
33,800 SCSK Corporation 1,018,316
24,700 Seiko Epson Corporation 324,623
7,613 ServiceNow, Inc.
a
7,826,773
719 Silicon Laboratories, Inc.
a
105,952
2,814 Skyworks Solutions, Inc. 209,699
19,200 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 4,348,608
37,691 TD SYNNEX Corporation 5,114,669
1,578 TE Connectivity plc 266,161
40,522 Technology One, Ltd. 1,092,297
979 Teledyne Technologies, Inc.
a
501,551
143,455 Telefonaktiebolaget LM Ericsson 1,225,869
1,959 Tenable Holdings, Inc.
a
66,175
1,962 Teradyne, Inc. 176,423
9,700 Tokyo Electron, Ltd. 1,857,642
14,515 Trimble, Inc.
a
1,102,850
6,060 TTM Technologies, Inc.
a
247,369
162 Twilio, Inc.
a
20,146
945 Tyler Technologies, Inc.
a
560,234
536 Unity Software, Inc.
a
12,971
1,105 Varonis Systems, Inc.
a
56,079
1,703 VeriSign, Inc. 491,826
675 Vontier Corporation 24,908
6,953 Weave Communications, Inc.
a
57,849
4,196 Western Digital Corporation 268,502
643 Zoom Communications, Inc.
a
50,141
Total 236,131,188
Materials  3.5%
21,178 Air Liquide SA 4,366,940
2,936 Albemarle Corporation
c
183,999
9,830 Alcoa Corporation 290,083
39,450 Amcor plc 362,546
49,917 Amrize, Ltd.
a
2,490,031
1,535 AptarGroup, Inc. 240,120
4,008 Aspen Aerogels, Inc.
a
23,727
639 Avery Dennison Corporation 112,125
4,858 Avient Corporation 156,962
22,247 Axalta Coating Systems, Ltd.
a
660,513
852 Balchem Corporation 135,638
3,693 Ball Corporation 207,140
Shares Common Stock  73.9% Value
Materials  3.5% - continued
162,415 BHP Group, Ltd. $ 3,907,316
22,789 Buzzi SPA 1,263,884
2,160 Celanese Corporation 119,513
54,375 CF Industries Holdings, Inc. 5,002,500
8,028 Chemours Company 91,921
11,973 Coeur Mining, Inc.
a
106,081
6,661 Constellium SE
a
88,591
43,403 Corteva, Inc. 3,234,826
17,711 Crown Holdings, Inc. 1,823,879
31,365 Deterra Royalties, Ltd. 77,668
1,857 Dow, Inc. 49,173
1,574 DSM-Firmenich AG 167,451
8,472 DuPont de Nemours, Inc. 581,095
172 Eagle Materials, Inc. 34,763
21,529 Eastman Chemical Company 1,607,355
16,763 Element Solutions, Inc. 379,682
31,363 Evraz plc
a,d
4
3,123 FMC Corporation 130,385
3,281 Freeport-McMoRan, Inc. 142,231
1,518 Givaudan SA 7,361,582
66,408 Glencore plc 258,768
91,831 Granges AB 1,178,919
787 Greif, Inc. 51,147
27,957 Hecla Mining Company 167,462
13,031 Heidelberg Materials AG 3,068,768
35,621 Hexpol AB 344,578
49,917 Holcim AG 3,706,794
7,884 Huntsman Corporation 82,151
1,917 Ingevity Corporation
a
82,604
1,250 Innospec, Inc. 105,113
4,173 International Flavors & Fragrances,
Inc. 306,924
1,921 Kaiser Aluminum Corporation 153,488
1,447 Koppers Holdings, Inc. 46,521
30,600 Kyoei Steel, Ltd. 436,304
1,140 LyondellBasell Industries NV 65,960
3,505 Magnera Corporation
a
42,340
907 Martin Marietta Materials, Inc. 497,907
1,363 Minerals Technologies, Inc. 75,060
700 Mitsubishi Gas Chemical
Company, Inc. 10,748
9,863 Mosaic Company 359,802
988 MP Materials Corporation
a
32,871
54 NewMarket Corporation 37,307
4,800 Nippon Steel Corporation 90,777
38,530 Nucor Corporation 4,991,176
2,713 O-I Glass, Inc.
a
39,990
3,889 Olin Corporation 78,130
7,389 Orica, Ltd. 94,878
2,359 Packaging Corporation of America 444,554
2,305 PPG Industries, Inc. 262,194
164 Reliance, Inc. 51,480
28,470 Rio Tinto plc 1,657,066
36,406 Rio Tinto, Ltd. 2,577,191
2,541 Royal Gold, Inc. 451,891
2,249 RPM International, Inc. 247,030
1,557 Scotts Miracle-Gro Company 102,700
2,910 Sealed Air Corporation 90,297
2,848 Sensient Technologies Corporation 280,585
13,900 Shin-Etsu Chemical Company, Ltd. 459,006
3,780 Sonoco Products Company 164,657
78,525 SSAB AB, Class A 472,557
26,757 SSAB AB, Class B 158,380
835 Steel Dynamics, Inc. 106,888
809 Stepan Company 44,155

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Materials  3.5% - continued
12,200 Taiyo Holdings Company, Ltd. $ 595,943
27,500 Toagosei Company, Ltd.
c
266,613
8,338 Trinseo plc
c
26,015
19,885 Tronox Holdings plc 100,817
739 Vidrala SA 85,873
1,921 Vulcan Materials Company 501,035
2,306 West Fraser Timber Company, Ltd. 169,030
3,835 Yara International ASA 141,522
Total 61,263,690
Real Estate  1.8%
3,466 Alexandria Real Estate Equities,
Inc. 251,736
658 Alpine Income Property Trust, Inc. 9,679
7,077 Anywhere Real Estate, Inc.
a
25,619
6,838 AvalonBay Communities, Inc. 1,391,533
11,845 Brixmor Property Group, Inc. 308,444
18,950 Broadstone Net Lease, Inc. 304,148
70,900 Capland Ascendas REIT 149,610
2,909 CareTrust REIT, Inc. 89,015
869 CBL & Associates Properties, Inc. 22,064
25,588 CBRE Group, Inc.
a
3,585,391
6,652 Chatham Lodging Trust 46,364
31,500 City Developments, Ltd. 128,596
1,054 Colliers International Group, Inc. 137,589
10,655 Compass, Inc.
a
66,913
7,277 CoStar Group, Inc.
a
585,071
5,478 Cousins Properties, Inc. 164,504
43,175 Crown Castle, Inc. 4,435,368
7,417 Curbline Properties Corporation 169,330
162,787 DEXUS Property Group 714,464
13,196 Douglas Elliman, Inc.
a
30,615
12,772 Easterly Government Properties,
Inc. 283,538
6,316 EPR Properties 367,970
12,741 Essential Properties Realty Trust,
Inc. 406,565
861 Essex Property Trust, Inc. 244,007
73 Extra Space Storage, Inc. 10,763
12,555 Fabege AB 112,334
801 Federal Realty Investment Trust 76,087
6,988 First Industrial Realty Trust, Inc. 336,332
2,156 Getty Realty Corporation 59,592
1,263 Global Net Lease, Inc. 9,536
197,578 GPT Group 630,782
188,406 Healthcare Realty Trust, Inc. 2,988,119
210,000 Henderson Land Development
Company, Ltd. 737,519
38,400 Hongkong Land Holdings, Ltd. 221,568
38,265 Host Hotels & Resorts, Inc. 587,750
455 Howard Hughes Holdings, Inc.
a
30,713
11,046 Independence Realty Trust, Inc. 195,404
22,092 Industrial Logistics Properties Trust 100,519
8,132 Innovative Industrial Properties,
Inc. 449,049
12,159 InvenTrust Properties Corporation 333,157
479 Iron Mountain, Inc. 49,131
161 Jones Lang LaSalle, Inc.
a
41,181
2,776 Kimco Realty Corporation 58,352
143 Lamar Advertising Company 17,354
439,300 Link REIT 2,353,107
22,171 Millrose Properties, Inc. 632,095
80,067 Mirvac Group 116,174
3,531 National Storage Affiliates Trust 112,957
11,549 NetSTREIT Corporation 195,525
Shares Common Stock  73.9% Value
Real Estate  1.8% - continued
28,047 Outfront Media, Inc. $ 457,727
56,528 Park Hotels & Resorts, Inc. 578,281
3,646 Peakstone Realty Trust 48,164
18,148 Pebblebrook Hotel Trust 181,299
2,365 PSP Swiss Property AG 436,613
1,046 RE/MAX Holdings, Inc.
a
8,556
1,924 Rexford Industrial Realty, Inc. 68,437
14,304 RLJ Lodging Trust 104,133
1,282 RMR Group, Inc. 20,961
849 Ryman Hospitality Properties 83,771
11,700 Sabra Health Care REIT, Inc. 215,748
1,891 Safehold, Inc. 29,424
5,715 Sila Realty Trust, Inc. 135,274
2,539 Simon Property Group, Inc. 408,170
14,675 STAG Industrial, Inc. 532,409
34,493 Summit Hotel Properties, Inc. 175,569
113,500 Sun Hung Kai Properties, Ltd. 1,307,866
2,811 Swiss Prime Site AG 421,999
21,942 Tanger, Inc. 670,986
2,334 Terreno Realty Corporation 130,867
20,300 United Overseas Land, Ltd. 98,769
90,515 Uniti Group, Inc.
a
391,025
320 Universal Health Realty Income
Trust 12,790
6,194 Zillow Group, Inc., Class A
a
424,227
3,528 Zillow Group, Inc., Class C
a
247,136
Total 31,563,434
Utilities  2.8%
1,169 Acciona SA 210,847
8,732 ACEA SPA 211,101
80,966 AES Corporation 851,762
4,483 Alliant Energy Corporation 271,087
3,063 American States Water Company 234,810
3,047 American Water Works Company,
Inc. 423,868
121,364 APA Group 652,546
594 Artesian Resources Corporation 19,935
271 Avista Corporation 10,284
4,491 Black Hills Corporation 251,945
6,272 Brookfield Infrastructure
Corporation 260,915
207 Brookfield Renewable Corporation 6,786
1,560 California Water Service Group 70,949
1,060,047 Centrica plc 2,351,997
12,382 Clearway Energy, Inc., Class A 374,679
12,913 Clearway Energy, Inc., Class C 413,216
16,363 Constellation Energy Corporation 5,281,322
38,501 Contact Energy, Ltd. 211,288
2,372 DTE Energy Company 314,195
47,137 Duke Energy Corporation 5,562,166
57,274 E.ON SE 1,055,313
10,329 Edison International 532,976
33,857 Enel SPA 321,328
269,497 Engie SA 6,333,953
78,284 Entergy Corporation 6,506,966
7,978 Essential Utilities, Inc. 296,303
4,907 Evergy, Inc. 338,240
4,502 Eversource Energy 286,417
2,021 Exelon Corporation 87,752
142,986 Fortum Oyj
c
2,681,253
18,241 Hawaiian Electric Industries, Inc.
a
193,902
266,351 Italgas SPA 2,259,387
1,078 Middlesex Water Company 58,406
5,594 NiSource, Inc. 225,662

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  73.9% Value
Utilities  2.8% - continued
513 Otter Tail Corporation $ 39,547
15,638 PG&E Corporation 217,994
98 Pinnacle West Capital Corporation 8,768
14,408 Portland General Electric
Company 585,397
44,302 Public Service Enterprise Group,
Inc. 3,729,342
15,827 UGI Corporation 576,419
24,321 Vistra Energy Corporation 4,713,653
22,078 XPLR Infrastructure, LP 181,040
Total 49,215,716
Total Common Stock
(cost $919,566,887) 1,294,484,136
Shares
Registered Investment
Companies   4.1% Value
U.S. Affiliated   3.3%
4,677,921 Thrivent Core Emerging Markets
Equity Fund 49,492,402
852,723 Thrivent Core Small Cap Value
Fund 8,774,517
Total 58,266,919
U.S. Unaffiliated   0.8%
7,044 Invesco QQQ Trust Series 1 3,885,752
13,607 SPDR S&P 500 ETF Trust 8,407,085
3,404 SPDR S&P Biotech ETF
c
282,294
1,380 SPDR S&P Software & Services
ETF
c
261,952
1,308 VanEck Semiconductor ETF 364,775
Total 13,201,858
Total Registered Investment
Companies (cost $61,740,162) 71,468,777
Shares
Collateral Held for Securities
Loaned 0.2% Value
3,966,979 Thrivent Cash Management Trust 3,966,979
Total Collateral Held for
Securities Loaned
(cost $3,966,979) 3,966,979
Shares Preferred Stock <0.1% Value
Consumer Discretionary  <0.1%
2,931 Porsche Automobil Holding SE 116,357
Total 116,357
Total Preferred Stock
(cost $126,661) 116,357
Shares or
Principal
Amount Short-Term Investments 21.7% Value
Federal Home Loan Bank Discount
Notes
800,000 4.205%, 7/11/2025
e,f
$ 798,981
700,000 4.215%, 7/16/2025
e,f
698,703
5,700,000 4.200%, 7/28/2025
e,f
5,681,513
500,000 4.223%, 7/30/2025
e,f
498,262
1,400,000 4.225%, 8/1/2025
e,f
1,394,748
200,000 4.215%, 8/11/2025
e,f
199,015
1,700,000 4.208%, 9/16/2025
e,f
1,684,530
900,000 4.224%, 9/17/2025
e,f
891,705
1,500,000 4.200%, 9/26/2025
e,f
1,484,600
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 4.130%, 7/14/2025
e,f
399,351
100,000 4.150%, 7/28/2025
e,f
99,676
4,100,000 4.205%, 9/5/2025
e,f
4,067,952
400,000 4.185%, 9/8/2025
e,f
396,733
2,000,000 4.180%, 9/22/2025
e,f
1,980,400
Federal National Mortgage
Association Discount Notes
100,000 4.160%, 7/14/2025
e,f
99,838
200,000 4.145%, 7/21/2025
e,f
199,514
2,700,000 4.200%, 8/22/2025
e,f
2,683,225
3,500,000 4.185%, 9/19/2025
e,f
3,466,925
State Street Institutional U.S.
Government Money Market
Fund
352,677,158 4.268%
e
352,677,158
Total Short-Term Investments
(cost $379,405,983) 379,402,829
Total Investments (cost
$1,364,806,672) 99.9% $1,749,439,078
Other Assets and Liabilities, Net
0.1% 1,722,894
Total Net Assets 100.0% $1,751,161,972
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $7,374,634 or 0.4% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 3,790,315
Total lending $3,790,315
Gross amount payable upon return of
collateral for securities loaned $3,966,979
Net amounts due to counterparty $176,664
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 422,132,910
Gross unrealized depreciation (29,011,380)
Net unrealized appreciation (depreciation) $ 393,121,530
Cost for federal income tax purposes $ 1,365,389,207
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 100,600,572 78,332,277 22,268,295 –
Consumer Discretionary 143,189,441 94,181,244 49,008,197 –
Consumer Staples 52,231,104 25,880,134 26,350,970 –
Energy 49,647,339 36,574,569 13,072,770 –
Financials 256,851,107 132,036,187 124,814,920 –
Health Care 132,772,987 81,211,252 51,561,735 –
Industrials 181,017,558 87,026,034 93,991,524 –
Information Technology 236,131,188 198,383,993 37,747,195 –
Materials 61,263,690 26,024,129 35,239,557 4
Real Estate 31,563,434 24,134,033 7,429,401 –
Utilities 49,215,716 32,926,703 16,289,013 –
Registered Investment Companies
U.S. Unaffiliated 13,201,858 13,201,858 – –
Preferred Stock
Consumer Discretionary 116,357 – 116,357 –
Short-Term Investments 379,402,829 352,677,158 26,725,671 –
Subtotal Investments in Securities $1,687,205,180 $1,182,589,571 $504,615,605 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 58,266,919
Collateral Held for Securities Loaned 3,966,979
Subtotal Other Investments $62,233,898
Total Investments at Value $1,749,439,078
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,436,877 10,436,877 – –
Total Asset Derivatives $10,436,877 $10,436,877 $– $–
Liability Derivatives
Futures Contracts 1,191,026 1,191,026 – –
Total Return Swaps 174,192 – 174,192 –
Total Liability Derivatives $1,365,218 $1,191,026 $174,192 $–
The following table presents Global Stock Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $26,725,671 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 8 September 2025 $ 862,100 $ 14,580
CME E-mini S&P 500 Index 1,224 September 2025 373,448,560 9,280,940
CME E-mini S&P Mid-Cap 400 Index 2 September 2025 615,824 9,276
ICE mini MSCI EAFE Index 348 September 2025 45,910,628 750,952
ICE US mini MSCI Emerging Markets Index 203 September 2025 12,138,896 381,129
Total Futures Long Contracts $ 432,976,008 $ 10,436,877
CME E-mini Russell 2000 Index (308) September 2025 ( $ 33,231,966) ( $ 520,214)
CME E-mini S&P Mid-Cap 400 Index (71) September 2025 (21,520,238) (670,812)
Total Futures Short Contracts ( $ 54,752,204) ($1,191,026)
Total Futures Contracts $ 378,223,804 $9,245,851
The following table presents Global Stock Portfolio's total return swap contracts held as of June 30, 2025.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 3,401,710 ( $ 174,192) $ – ( $ 174,192)
Total Return Swaps ( $ 174,192) $ – ($174,192)
# Payment made on Termination Date

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,436,877
Total Equity Contracts 10,436,877
Total Asset Derivatives $10,436,877
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,191,026
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 174,192
Total Equity Contracts 1,365,218
Total Liability Derivatives $1,365,218
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 18,201,202
Total Equity Contracts
18,201,202
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (485,000)
Total Foreign Exchange Contracts (485,000)
Total $17,716,202
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 13,186,783
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 76,581
Total Equity Contracts 13,263,364
Total $13,263,364
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $428,887,450
Futures - Short (167,310,614)
Total Return Swaps - Short (217,750)
Foreign Exchange Contracts
Futures - Long 11,232,289

Global Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $43,411 $– $– $49,492 4,678 2.8%
Core Small Cap Value 34,227 – 24,010 8,775 853 0.5
Total U.S. Affiliated Registered Investment
Companies 77,638 58,267 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,524 71,027 69,584 3,967 3,967 0.2
Total Collateral Held for Securities Loaned 2,524 3,967 0.2
Total Value $80,162 $62,234
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $6,081 $ – $–
Core Small Cap Value Fund 1,223 (2,665) – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 33
Total Affiliated Income from Securities Loaned, Net $33
Total Value $1,223 $3,416 $ –

Government Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.2% Value
Asset-Backed Securities  5.4%
ECMC Group Student Loan Trust
$ 1,546,479
5.255%,  (SOFR30A +
0.950%), 7/25/2025, Ser.
2025-1A, Class A
a,b
$ 1,531,584
1,357,898
5.455%,  (SOFR30A +
1.150%), 7/25/2025, Ser.
2024-1A, Class A
a,b
1,360,090
GMAC Mortgage Corporation
Loan Trust
21,783
4.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
10,545
Goodgreen
701,599
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
644,953
Granite Edvance Corporation
354,837
5.639%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
356,381
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
840,195
1.650%,  3/25/2051, Ser.
2021-1 804,829
Missouri Higher Education Loan
Auth.
657,433
1.530%,  1/25/2061, Ser.
2021-1 611,293
Navient Student Loan Trust
809,096
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
690,112
Sunnova Hestia I Issuer, LLC
1,157,280
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,165,712
Sunnova Hestia II Issuer, LLC
1,573,676
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,c
1,571,991
Total 8,747,490
Collateralized Mortgage Obligations  12.6%
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,529,995
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,232,434
589,692
5.195%,  8/1/2054, Ser.
2024-2, Class A
a,b
582,118
Federal Home Loan Mortgage
Corporation - REMIC
147,802
4.000%,  1/25/2051, Ser.
5249, Class LA 145,755
585,518
5.000%,  1/25/2055, Ser.
5490, Class LB 566,056
1,250,000
5.000%,  2/25/2054, Ser.
5460, Class LN 1,252,540
929,048
5.000%,  2/25/2054, Ser.
5383, Class AZ 816,673
1,322,724
1.500%,  3/25/2050, Ser.
4982, Class JA 1,053,657
1,140,915
5.000%,  5/25/2052, Ser.
5537, Class AE 1,132,574
1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY 1,451,392
Principal
Amount Long-Term Fixed Income  99.2% Value
Collateralized Mortgage Obligations  12.6% -
continued
$ 550,000
5.000%,  8/25/2054, Ser.
5446, Class EC $ 519,390
1,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,252,029
644,514
4.918%,  (SOFR30A +
0.614%), 1/15/2032, Ser.
3218, Class FN
b
641,310
1,668,000
4.000%,  9/25/2035, Ser.
5231, Class VB 1,559,076
52,655
2.000%,  1/15/2041, Ser.
4074, Class JA 51,641
539,434
1.750%,  6/15/2042, Ser.
4097, Class QN 485,336
Federal Home Loan Mortgage
Corporation - SCRT
1,079,843
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
865,054
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,576,493
1,600,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
c
1,330,923
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
909,048
3.000%,  9/25/2045, Ser.
2015-SC02, Class 1A
c
788,656
Federal National Mortgage
Association - REMIC
900,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 854,528
744,187
4.000%,  7/25/2053, Ser.
2024-76, Class DA 726,348
252,371
2.000%,  11/25/2032, Ser.
2012-123, Class BA 237,727
307,317
3.000%,  1/25/2043, Ser.
2013-114, Class AB 294,411
1,009,966
3.500%,  4/25/2045, Ser.
2015-18, Class DY 950,028
Total 20,366,149
Commercial Mortgage-Backed Securities  9.4%
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,540,331
1,600,000
5.355%,  1/25/2029, Ser.
K517, Class A2
b,c
1,659,434
1,750,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
1,808,513
1,781,000
4.720%,  5/25/2029, Ser.
K524, Class A2
b,c
1,815,681
1,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
1,265,476
2,100,000
4.543%,  7/25/2029, Ser.
K526, Class A2
b,c
2,127,860
1,200,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,227,851
200,000
4.900%,  10/25/2033, Ser.
K-161, Class A2
b,c
205,346

Government Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.2% Value
Commercial Mortgage-Backed Securities  9.4%
- continued
$ 2,225,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
c
$ 2,213,498
1,400,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
b,c
1,443,285
Total 15,307,275
Financials  <0.1%
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
27,153
4.781%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
24,792
Total 24,792
Mortgage-Backed Securities  36.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,545,058 5.500%,  2/1/2040 1,576,157
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
666,187 2.000%,  1/1/2052 535,429
1,070,540 6.000%,  1/1/2055 1,106,351
1,461,633 3.000%,  2/1/2050 1,288,354
935,381 2.000%,  5/1/2051 751,794
604,211 3.500%,  5/1/2052 548,747
794,937 4.000%,  5/1/2052 745,378
54,778 5.000%,  7/1/2053 54,076
813,883 3.500%,  8/1/2052 738,978
273,008 3.500%,  9/1/2047 252,123
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
213,532 2.500%,  7/1/2030 206,404
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
1,271,258 2.000%,  3/1/2033 1,215,312
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,145,213 2.500%,  8/1/2032 1,120,687
1,700,000 5.000%,  7/1/2040
d
1,712,213
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
870,513 3.500%,  5/1/2040 833,036
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,809,629 3.000%,  1/1/2052 1,580,180
68,857 2.000%,  2/1/2051 55,342
36,650 2.000%,  2/1/2051 29,457
715,122 2.500%,  2/1/2051 601,165
1,224,391 2.500%,  2/1/2051 1,015,956
3,635,230 2.000%,  3/1/2051 2,882,508
870,198 4.000%,  3/1/2051 822,106
1,558,075 2.000%,  3/1/2052 1,249,267
1,979,654 3.000%,  3/1/2052 1,717,727
999,185 2.000%,  4/1/2051 791,849
1,197,872 3.000%,  4/1/2051 1,043,668
Principal
Amount Long-Term Fixed Income  99.2% Value
Mortgage-Backed Securities  36.3% -
continued
$ 1,207,185 3.000%,  5/1/2050 $ 1,048,374
72,952 2.000%,  5/1/2051 58,349
982,409 3.000%,  5/1/2051 871,127
1,627,765 2.000%,  6/1/2050 1,301,333
784,015 3.000%,  6/1/2050 698,350
204,746 4.000%,  6/1/2052 190,934
1,776,199 2.500%,  7/1/2051 1,496,511
392,799 3.500%,  7/1/2051 357,867
578,536 4.000%,  7/1/2052 539,511
705,446 3.500%,  8/1/2050 644,958
1,297,008 3.500%,  8/1/2052 1,171,843
1,099,345 4.500%,  8/1/2052 1,054,569
2,206,905 6.000%,  8/1/2054 2,286,172
386,287 3.500%,  9/1/2052 351,245
709,510 3.500%,  9/1/2052 645,080
1,130,155 4.500%,  9/1/2053 1,084,915
414,274 4.500%,  9/1/2053 399,231
1,198,383 4.000%,  10/1/2052 1,121,434
82,391 2.000%,  11/1/2051 66,218
475,048 3.500%,  11/1/2052 433,311
308,910 2.000%,  12/1/2050 246,937
1,955,129 2.500%,  12/1/2051 1,639,693
3,757,666 4.500%,  12/1/2052 3,619,965
5,500,000 5.000%,  7/1/2041
d
5,389,451
300,000 6.000%,  7/1/2041
d
304,837
2,925,000 5.500%,  7/1/2042
d
2,924,331
320,564 3.500%,  12/1/2047 296,839
1,691,100 4.500%,  7/1/2048
d
1,617,404
500,000 3.000%,  7/1/2049
d
432,570
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,436,245 2.500%,  3/1/2062 1,140,097
453,366 3.500%,  7/1/2061 401,000
608,324 4.000%,  12/1/2061 561,706
Total 58,870,426
U.S. Government & Agencies  35.5%
Federal Home Loan Bank
2,050,000 5.900%,  3/10/2043 2,045,760
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
3,225,000 5.500%,  7/1/2055
d
3,229,232
Tennessee Valley Authority
1,580,000 5.250%,  2/1/2055 1,541,151
420,000 4.375%,  8/1/2034 417,273
1,115,000 5.250%,  9/15/2039 1,161,257
U.S. Treasury Bonds
1,950,000 1.125%,  5/15/2040 1,212,352
4,850,000 4.750%,  2/15/2045 4,824,234
U.S. Treasury Notes
1,989,700 3.875%,  3/31/2027 1,992,809
12,842,000 3.750%,  4/15/2028 12,858,052
9,985,000 4.000%,  5/31/2030 10,081,730
16,513,000 4.125%,  3/31/2032 16,659,424
1,453,800 4.250%,  5/15/2035 1,456,072
Total 57,479,346
Total Long-Term Fixed Income
(cost $162,687,937) 160,795,478

Government Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 9.7% Value
Federal Home Loan Bank Discount
Notes
200,000 4.200%, 7/28/2025
e,f
$ 199,352
Thrivent Core Short-Term Reserve
Fund
1,546,329 4.600% 15,463,290
Total Short-Term Investments
(cost $15,641,077) 15,662,642
Total Investments (cost
$178,329,014) 108.9% $176,458,120
Other Assets and Liabilities, Net
(8.9%) (14,452,787)
Total Net Assets 100.0% $162,005,333
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $8,803,786 or 5.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,574,052
Gross unrealized depreciation (3,522,041)
Net unrealized appreciation (depreciation) $ (1,947,989)
Cost for federal income tax purposes $ 178,516,769
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,747,490 – 8,747,490 –
Collateralized Mortgage Obligations 20,366,149 – 20,366,149 –
Commercial Mortgage-Backed Securities 15,307,275 – 15,307,275 –
Financials 24,792 – 24,792 –
Mortgage-Backed Securities 58,870,426 – 58,870,426 –
U.S. Government & Agencies 57,479,346 – 57,479,346 –
Short-Term Investments 199,352 – 199,352 –
Subtotal Investments in Securities $160,994,830 $– $160,994,830 $–
Other Investments  * Total
Affiliated Short-Term Investments 15,463,290
Subtotal Other Investments $15,463,290
Total Investments at Value $176,458,120
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Government Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 110,660 110,660 – –
Total Asset Derivatives $110,660 $110,660 $– $–
The following table presents Government Bond Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $199,352 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 142 September 2025 $ 29,428,669 $ 110,660
Total Futures Long Contracts $ 29,428,669 $ 110,660
Total Futures Contracts $ 29,428,669 $110,660
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 110,660
Total Interest Rate Contracts 110,660
Total Asset Derivatives $110,660
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 105,126
Total Interest Rate Contracts
105,126
Total $105,126
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 96,958
Total Interest Rate Contracts 96,958
Total $96,958

Government Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $27,173,605
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $20,964 $5,807 $11,308 $15,463 1,546 9.6%
Total Affiliated Short-Term Investments 20,964 15,463 9.6
Total Value $20,964 $15,463
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $353
Total Income/Non Cash Income from Affiliated
Investments $353
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.6% Value
Biotechnology  15.9%
71,667 AbbVie, Inc. $ 13,302,829
50,311 ADMA Biologics, Inc.
a
916,163
26,362 Amgen, Inc. 7,360,534
35,900 BioMarin Pharmaceutical, Inc.
a
1,973,423
36,481 Gilead Sciences, Inc. 4,044,648
5,430 Regeneron Pharmaceuticals, Inc. 2,850,750
4,840 United Therapeutics Corporation
a
1,390,774
11,673 Vertex Pharmaceuticals, Inc.
a
5,196,820
Total 37,035,941
Health Care Distributors  3.4%
19,490 Cencora, Inc. 5,844,077
2,867 McKesson Corporation 2,100,880
Total 7,944,957
Health Care Equipment  24.5%
95,056 Abbott Laboratories 12,928,566
7,266 ABIOMED, Inc., CVR
a,b
6,670
91,535 Boston Scientific Corporation
a
9,831,774
16,604 Edwards Lifesciences Corporation
a
1,298,599
23,286 GE HealthCare Technologies, Inc. 1,724,794
7,799 IDEXX Laboratories, Inc.
a
4,182,916
16,577 Intuitive Surgical, Inc.
a
9,008,108
71,599 Medtronic plc 6,241,285
14,224 STERIS plc 3,416,889
21,259 Stryker Corporation 8,410,698
Total 57,050,299
Health Care Facilities  3.4%
59,523 Concentra Group Holdings Parent,
Inc. 1,224,388
25,515 Encompass Health Corporation 3,128,905
20,158 Tenet Healthcare Corporation
a
3,547,808
Total 7,901,101
Health Care Services  4.1%
9,940 Cigna Group 3,285,965
26,164 CVS Health Corporation 1,804,793
17,053 Labcorp Holdings, Inc. 4,476,583
Total 9,567,341
Life Sciences Tools & Services  9.4%
27,235 Bio-Techne Corporation 1,401,241
43,707 Danaher Corporation 8,633,881
14,990 IQVIA Holding, Inc.
a
2,362,274
2,131 Mettler-Toledo International, Inc.
a
2,503,328
12,694 Thermo Fisher Scientific, Inc. 5,146,909
5,176 Waters Corporation
a
1,806,631
Total 21,854,264
Managed Health Care  9.4%
7,035 Elevance Health, Inc. 2,736,334
17,566 HealthEquity, Inc.
a
1,840,214
4,154 Humana, Inc. 1,015,570
5,587 Molina Healthcare, Inc.
a
1,664,367
47,504 UnitedHealth Group, Inc. 14,819,823
Total 22,076,308
Pharmaceuticals  29.5%
44,428 Bristol-Myers Squibb Company 2,056,572
34,538 Eli Lilly & Company 26,923,407
109,090 Johnson & Johnson 16,663,497
Shares Common Stock  99.6% Value
Pharmaceuticals  29.5% - continued
113,897 Merck & Company, Inc. $ 9,016,087
225,482 Pfizer, Inc. 5,465,684
62,481 Sanofi SA ADR 3,018,457
183,507 Teva Pharmaceutical Industries,
Ltd. ADR
a
3,075,577
15,944 Zoetis, Inc. 2,486,467
Total 68,705,748
Total Common Stock
(cost $163,664,844) 232,135,959
Shares
Registered Investment
Companies   0.4% Value
U.S. Unaffiliated   0.4%
11,831 SPDR S&P Biotech ETF 981,145
Total 981,145
Total Registered Investment
Companies (cost $1,152,519) 981,145
Shares or
Principal
Amount Short-Term Investments 0.1% Value
State Street Institutional U.S.
Government Money Market
Fund
165,933 4.268%
c
165,933
Total Short-Term Investments
(cost $165,933) 165,933
Total Investments (cost
$164,983,296) 100.1% $233,283,037
Other Assets and Liabilities, Net
(0.1%) (170,667)
Total Net Assets 100.0% $233,112,370
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 76,618,381
Gross unrealized depreciation (8,649,276)
Net unrealized appreciation (depreciation) $ 67,969,105
Cost for federal income tax purposes $ 165,313,932
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 37,035,941 37,035,941 – –
Health Care Distributors 7,944,957 7,944,957 – –
Health Care Equipment 57,050,299 57,043,629 – 6,670
Health Care Facilities 7,901,101 7,901,101 – –
Health Care Services 9,567,341 9,567,341 – –
Life Sciences Tools & Services 21,854,264 21,854,264 – –
Managed Health Care 22,076,308 22,076,308 – –
Pharmaceuticals 68,705,748 68,705,748 – –
Registered Investment Companies
U.S. Unaffiliated 981,145 981,145 – –
Short-Term Investments 165,933 165,933 – –
Subtotal Investments in Securities $233,283,037 $233,276,367 $– $6,670
Total Investments at Value $233,283,037
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $708 $1,587 $2,295 $– – –
Total Affiliated Short-Term Investments 708 – –
Total Value $708 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $2
Total Income/Non Cash Income from Affiliated
Investments $2
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans 2.0%
a
Value
Basic Materials  0.2%
Grinding Media, Inc., Term Loan
$ 1,588,853
7.830%,  (TSFR3M +
3.500%), 10/12/2028
b,c
$ 1,572,964
Total 1,572,964
Capital Goods  <0.1%
Eco Material Technologies, Inc.,
Term Loan
570,000
7.467%,  (TSFR6M +
3.250%), 2/12/2032
b
573,090
Total 573,090
Communications Services  0.5%
Cengage Learning, Inc., Term
Loan
1,539,371
7.827%,  (TSFR3M +
3.500%), 3/24/2031
b
1,541,772
DIRECTV Financing, LLC, Term
Loan
1,615,934
9.791%,  (TSFR3M +
5.250%), 8/2/2029
b
1,600,502
Gray Media, Inc., Term Loan
1,115,776
7.439%,  (TSFR1M +
3.000%), 12/1/2028
b
1,077,739
Total 4,220,013
Consumer Cyclical  0.2%
Marriott Ownership Resorts, Inc.,
Term Loan
1,064,250
6.577%,  (TSFR1M +
2.250%), 4/1/2031
b
1,064,250
Six Flags Entertainment
Corporation, Term Loan
535,590
6.327%,  (TSFR1M +
2.000%), 5/1/2031
b
535,590
Total 1,599,840
Consumer Non-Cyclical  0.8%
Amneal Pharmaceuticals, LLC,
Term Loan
1,488,322
9.827%,  (TSFR1M +
5.500%), 5/4/2028
b
1,511,272
B&G Foods, Inc., Term Loan
1,672,362
7.827%,  (TSFR1M +
3.500%), 10/10/2029
b
1,519,341
Chobani, LLC, Term Loan
526,017
6.827%,  (TSFR1M +
2.500%), 10/25/2027
b
527,221
HLF Financing SARL, LLC, Term
Loan
1,102,000
11.077%,  (TSFR1M +
6.750%), 4/12/2029
b
1,114,739
ModivCare, Inc., Term Loan
555,403
9.046%,  (TSFR3M +
4.750%), 7/1/2031
b
403,595
Primo Brands Corporation, Term
Loan
1,323,566
6.546%,  (TSFR3M +
2.250%), 3/31/2028
b
1,327,722
Total 6,403,890
Principal
Amount Bank Loans  2.0%
a
Value
Financials  <0.1%
Acrisure, LLC, Term Loan
$ 268,971
7.327%,  (TSFR1M +
3.000%), 11/6/2030
b
$ 268,011
Total 268,011
Technology  0.1%
McAfee Corporation, Term Loan
850,000
0.000%,  (TSFR1M +
3.000%), 3/1/2029
b,d,e
824,322
Total 824,322
Transportation  0.2%
Genesee & Wyoming, Inc., Term
Loan
1,673,355
6.046%,  (TSFR3M +
1.750%), 4/10/2031
b
1,663,415
Total 1,663,415
Total Bank Loans
(cost $17,305,044) 17,125,545
Principal
Amount Long-Term Fixed Income 93.8% Value
Basic Materials  5.8%
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,f,g
3,195
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
640,000 8.625%,  6/15/2029
h
680,242
Alumina, Pty. Ltd.
284,000 6.125%,  3/15/2030
h
288,277
851,000 6.375%,  9/15/2032
h
866,983
ATI, Inc.
953,000 7.250%,  8/15/2030 998,652
Avient Corporation
1,685,000 6.250%,  11/1/2031
h
1,700,751
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
h
1,461,242
Cascades, Inc./Cascades USA,
Inc.
1,697,000 6.750%,  7/15/2030
h
1,705,332
Celanese US Holdings, LLC
1,136,000 6.500%,  4/15/2030
i
1,162,841
Cerdia Finanz GmbH
1,667,000 9.375%,  10/3/2031
h
1,727,796
Chemours Company
2,339,000 5.750%,  11/15/2028
h
2,192,357
Cleveland-Cliffs, Inc.
1,262,000 6.875%,  11/1/2029
h
1,242,488
1,515,000 4.875%,  3/1/2031
h,i
1,295,915
1,685,000 7.000%,  3/15/2032
h,i
1,588,384
Consolidated Energy Finance SA
3,093,000 5.625%,  10/15/2028
h
2,651,530
CVR Partners, LP/CVR Nitrogen
Finance Corporation
567,000 6.125%,  6/15/2028
h
566,284
First Quantum Minerals, Ltd.
1,140,000 6.875%,  10/15/2027
h
1,141,572
570,000 8.000%,  3/1/2033
h
584,643

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Basic Materials  5.8% - continued
FMC Corporation
$ 1,560,000 8.450%,  11/1/2055
b
$ 1,596,463
Hecla Mining Company
895,000 7.250%,  2/15/2028 902,011
Hudbay Minerals, Inc.
1,095,000 4.500%,  4/1/2026
h
1,088,193
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
h
2,050,016
INEOS Finance plc
1,870,000 7.500%,  4/15/2029
h,i
1,873,875
Magnera Corporation
1,982,000 7.250%,  11/15/2031
h
1,868,828
Mercer International, Inc.
281,000 12.875%,  10/1/2028
h
285,008
Methanex US Operations, Inc.
1,127,000 6.250%,  3/15/2032
h
1,123,724
Mineral Resources, Ltd.
1,623,000 9.250%,  10/1/2028
h
1,660,991
Novelis Corporation
2,495,000 4.750%,  1/30/2030
h
2,390,676
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
h
1,641,288
SNF Group SACA
1,074,000 3.125%,  3/15/2027
h
1,045,583
1,133,000 3.375%,  3/15/2030
h
1,045,468
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
h
2,519,345
Taseko Mines, Ltd.
1,585,000 8.250%,  5/1/2030
h
1,659,302
Tronox, Inc.
785,000 4.625%,  3/15/2029
h,i
677,384
United States Steel Corporation
1,666,000 6.875%,  3/1/2029 1,681,256
Veritiv Operating Company
849,000 10.500%,  11/30/2030
h
919,038
Total 47,886,933
Capital Goods  10.7%
AAR Escrow Issuer, LLC
791,000 6.750%,  3/15/2029
h
819,728
Advanced Drainage Systems, Inc.
1,780,000 5.000%,  9/30/2027
h
1,765,941
AECOM
1,560,000 5.125%,  3/15/2027 1,564,725
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
2,265,000 7.000%,  5/21/2030
h
2,311,494
Amsted Industries, Inc.
1,360,000 4.625%,  5/15/2030
h
1,308,094
Axon Enterprise, Inc.
680,000 6.125%,  3/15/2030
h
699,285
680,000 6.250%,  3/15/2033
h
700,170
Boeing Company
541,000 6.298%,  5/1/2029 571,919
421,000 6.388%,  5/1/2031 452,446
Bombardier, Inc.
2,250,000 6.000%,  2/15/2028
h
2,263,546
2,242,000 7.000%,  6/1/2032
h,i
2,334,785
Principal
Amount Long-Term Fixed Income  93.8% Value
Capital Goods  10.7% - continued
$ 849,000 6.750%,  6/15/2033
h
$ 879,735
Brundage-Bone Concrete
Pumping Holdings, Inc.
849,000 7.500%,  2/1/2032
h
841,521
Builders FirstSource, Inc.
795,000 5.000%,  3/1/2030
h
780,390
1,134,000 6.750%,  5/15/2035
h
1,167,584
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
h
2,965,376
Chart Industries, Inc.
2,631,000 7.500%,  1/1/2030
h
2,754,462
Clean Harbors, Inc.
3,740,000 5.125%,  7/15/2029
h
3,694,758
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
h
301,302
1,100,000 6.875%,  1/15/2030
h
1,124,505
594,000 8.750%,  4/15/2030
h
607,557
1,705,000 6.750%,  4/15/2032
h
1,749,788
Cornerstone Building Brands, Inc.
410,000 9.500%,  8/15/2029
h
376,922
Crown Cork & Seal Company, Inc.
1,113,000 7.375%,  12/15/2026 1,156,183
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
h
2,453,213
GFL Environmental, Inc.
4,875,000 4.000%,  8/1/2028
h
4,728,386
Herc Holdings, Inc.
831,000 5.500%,  7/15/2027
h
831,075
1,280,000 6.625%,  6/15/2029
h
1,313,279
1,431,000 7.000%,  6/15/2030
h
1,494,475
588,000 7.250%,  6/15/2033
h
616,107
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
h
1,504,378
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
h
487,188
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
h,i
1,301,393
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
h
1,248,050
Nesco Holdings II, Inc.
2,640,000 5.500%,  4/15/2029
h
2,572,125
New Enterprise Stone and Lime
Company, Inc.
3,553,000 5.250%,  7/15/2028
h
3,562,419
OI European Group BV
1,700,000 4.750%,  2/15/2030
h
1,635,305
Owens-Brockway Glass Container,
Inc.
1,632,000 6.625%,  5/13/2027
h
1,632,746
640,000 7.375%,  6/1/2032
h,i
652,052
Quikrete Holdings, Inc.
2,840,000 6.750%,  3/1/2033
h
2,930,386
QXO Building Products, Inc.
1,980,000 6.750%,  4/30/2032
h
2,039,800
Resideo Funding, Inc.
1,636,000 6.500%,  7/15/2032
h
1,676,069
Reworld Holding Corporation
965,000 4.875%,  12/1/2029
h
918,047

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Capital Goods  10.7% - continued
Roller Bearing Company of
America, Inc.
$ 1,672,000 4.375%,  10/15/2029
h
$ 1,619,079
Sealed Air Corporation/Sealed Air
Corporation (US)
732,000 6.125%,  2/1/2028
h
742,733
Smyrna Ready Mix Concrete, LLC
1,825,000 8.875%,  11/15/2031
h
1,913,434
Spirit AeroSystems, Inc.
2,270,000 4.600%,  6/15/2028 2,231,388
820,000 9.750%,  11/15/2030
h
904,338
SRM Escrow Issuer, LLC
744,000 6.000%,  11/1/2028
h
742,185
Standard Building Solutions, Inc.
565,000 6.500%,  8/15/2032
h
578,918
TransDigm, Inc.
787,000 6.750%,  8/15/2028
h
803,637
2,691,000 7.125%,  12/1/2031
h
2,819,409
1,465,000 6.625%,  3/1/2032
h
1,516,852
Trivium Packaging Finance BV
1,130,000 8.250%,  7/15/2030
h
1,194,960
570,000 12.250%,  1/15/2031
h
611,002
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,974,752
Waste Pro USA, Inc.
1,770,000 7.000%,  2/1/2033
h
1,837,469
WESCO Distribution, Inc.
767,000 7.250%,  6/15/2028
h
776,523
789,000 6.375%,  3/15/2029
h
811,748
552,000 6.625%,  3/15/2032
h
573,622
Total 88,440,758
Communications Services  12.4%
Altice Financing SA
1,392,000 5.750%,  8/15/2029
h
1,016,411
Altice France SA
1,207,000 5.125%,  7/15/2029
h,i,j
997,616
2,796,000 5.500%,  10/15/2029
h,i,j
2,317,646
AMC Networks, Inc.
1,538,000 10.250%,  1/15/2029
h
1,594,468
Cable One, Inc.
1,130,000 4.000%,  11/15/2030
h
890,287
CCO Holdings, LLC/CCO Holdings
Capital Corporation
1,563,000 5.000%,  2/1/2028
h
1,548,597
3,380,000 5.375%,  6/1/2029
h
3,367,641
5,160,000 4.750%,  3/1/2030
h
4,999,020
1,916,000 4.250%,  2/1/2031
h
1,789,876
843,000 4.750%,  2/1/2032
h
799,608
Clear Channel Outdoor Holdings,
Inc.
3,030,000 5.125%,  8/15/2027
h
2,995,531
952,000 7.500%,  6/1/2029
h,i
880,503
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
h,i
943,938
855,000 11.750%,  1/31/2029
h
813,238
1,462,000 6.500%,  2/1/2029
h
1,188,746
1,931,000 5.750%,  1/15/2030
h
955,045
1,240,000 4.125%,  12/1/2030
h,i
874,836
Deluxe Corporation
2,123,000 8.125%,  9/15/2029
h
2,191,080
Principal
Amount Long-Term Fixed Income  93.8% Value
Communications Services  12.4% - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 5,300,000 5.875%,  8/15/2027
h
$ 5,282,702
DISH DBS Corporation
1,308,000 5.250%,  12/1/2026
h
1,187,010
1,271,000 5.750%,  12/1/2028
h
1,100,209
1,144,000 5.125%,  6/1/2029
i
762,499
DISH Network Corporation
1,978,000 11.750%,  11/15/2027
h
2,038,974
EchoStar Corporation
2,687,000 10.750%,  11/30/2029 2,767,610
FiberCop SPA
1,504,000 6.000%,  9/30/2034
h
1,407,505
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
h
898,340
1,590,000 5.000%,  5/1/2028
h
1,589,331
1,747,000 6.750%,  5/1/2029
h
1,769,844
561,000 8.750%,  5/15/2030
h
586,734
Gray Media, Inc.
1,435,000 5.375%,  11/15/2031
h,i
1,076,015
iHeartCommunications, Inc.
453,150 9.125%,  5/1/2029
h,i
372,149
Iliad Holding SASU
2,471,000 8.500%,  4/15/2031
h
2,643,043
1,691,000 7.000%,  4/15/2032
h
1,732,566
LCPR Senior Secured Financing
DAC
1,429,000 6.750%,  10/15/2027
h
962,560
Level 3 Financing, Inc.
1,533,000 4.250%,  7/1/2028
h
1,405,715
1,422,000 4.875%,  6/15/2029
h
1,327,792
684,097 11.000%,  11/15/2029
h
784,720
1,980,000 6.875%,  6/30/2033
h
2,014,696
McGraw-Hill Education, Inc.
1,081,000 5.750%,  8/1/2028
h
1,087,512
983,000 8.000%,  8/1/2029
h
1,000,893
Nexstar Media, Inc.
960,000 5.625%,  7/15/2027
h
957,754
843,000 4.750%,  11/1/2028
h,i
821,129
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
1,468,000 4.625%,  3/15/2030
h,i
1,402,104
Paramount Global
477,000 6.375%,  3/30/2062
b
468,669
Playtika Holding Corporation
2,293,000 4.250%,  3/15/2029
h
2,080,920
Rogers Communications, Inc.
710,000 7.000%,  4/15/2055
b
725,874
Sable International Finance, Ltd.
1,122,000 7.125%,  10/15/2032
h
1,124,981
Sinclair Television Group, Inc.
990,000 8.125%,  2/15/2033
h
1,000,114
Sirius XM Radio, LLC
720,000 3.125%,  9/1/2026
h
706,417
1,649,000 4.000%,  7/15/2028
h
1,583,738
890,000 3.875%,  9/1/2031
h,i
791,134
TEGNA, Inc.
789,000 4.750%,  3/15/2026
h
787,486
2,086,000 4.625%,  3/15/2028 2,027,258

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Communications Services  12.4% - continued
Telenet Finance Luxembourg
Notes SARL
$ 2,200,000 5.500%,  3/1/2028
h
$ 2,176,865
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
1,381,000 4.750%,  4/15/2028
h
1,353,498
1,707,000 6.500%,  2/15/2029
h
1,649,865
850,000 8.625%,  6/15/2032
h,i
858,626
Univision Communications, Inc.
320,000 8.000%,  8/15/2028
h
324,729
2,387,000 4.500%,  5/1/2029
h
2,170,265
1,400,000 8.500%,  7/31/2031
h
1,401,551
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
h,i
1,193,650
Virgin Media Finance plc
979,000 5.000%,  7/15/2030
h
894,660
Virgin Media Secured Finance plc
2,335,000 5.500%,  5/15/2029
h
2,296,665
Virgin Media Vendor Financing
Notes IV DAC
1,990,000 5.000%,  7/15/2028
h
1,948,181
VZ Secured Financing BV
2,661,000 5.000%,  1/15/2032
h
2,367,248
Warnermedia Holdings, Inc.
570,000 4.054%,  3/15/2029 529,519
1,130,000 4.279%,  3/15/2032 950,613
570,000 5.050%,  3/15/2042 384,038
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
1,521,000 8.250%,  10/1/2031
h
1,592,922
Zegona Finance plc
1,483,000 8.625%,  7/15/2029
h
1,583,103
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
h
861,707
Total 102,977,789
Consumer Cyclical  16.7%
1011778 B.C., ULC/New Red
Finance, Inc.
3,006,000 5.625%,  9/15/2029
h
3,048,453
1,985,000 4.000%,  10/15/2030
h
1,849,759
Adient Global Holdings, Ltd.
1,420,000 7.500%,  2/15/2033
h
1,452,093
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
820,000 6.000%,  6/1/2029
h,i
797,508
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,560,000 4.625%,  6/1/2028
h
1,514,249
1,160,000 4.625%,  6/1/2028
h
1,124,897
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
h
1,190,607
American Axle & Manufacturing,
Inc.
1,506,000 5.000%,  10/1/2029
i
1,378,183
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
h
1,592,940
Arko Corporation
1,788,000 5.125%,  11/15/2029
h
1,508,713
Principal
Amount Long-Term Fixed Income  93.8% Value
Consumer Cyclical  16.7% - continued
Asbury Automotive Group, Inc.
$ 540,000 5.000%,  2/15/2032
h
$ 513,793
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
h
764,000
1,410,000 4.625%,  4/1/2030
h
1,340,833
Aston Martin Capital Holdings, Ltd.
780,000 10.000%,  3/31/2029
h
738,573
Bath & Body Works, Inc.
850,000 6.950%,  3/1/2033 873,820
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
990,000 9.500%,  7/1/2032
e,h
1,012,745
Beach Acquisition Bidco, LLC
1,500,000 10.000%,  7/15/2033
e,h
1,554,773
Belron UK Finance plc
1,481,000 5.750%,  10/15/2029
h
1,493,356
Boyd Gaming Corporation
2,655,000 4.750%,  6/15/2031
h
2,544,675
Boyne USA, Inc.
1,275,000 4.750%,  5/15/2029
h
1,237,187
Brinker International, Inc.
1,140,000 8.250%,  7/15/2030
h
1,214,998
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
h
134,429
1,607,000 5.000%,  6/15/2029
h
1,462,496
350,000 4.875%,  2/15/2030
h
312,407
Caesars Entertainment, Inc.
5,104,000 4.625%,  10/15/2029
h
4,871,947
944,000 6.500%,  2/15/2032
h
968,653
Carnival Corporation
1,332,000 5.750%,  3/1/2027
h
1,342,998
2,090,000 6.000%,  5/1/2029
h
2,111,824
Carvana Company
409,942
9.000%,PIK 0.000%,
12/1/2028
h,k
420,465
1,278,418 11.000%,  6/1/2030
h
1,344,063
570,000 9.000%,  6/1/2031
h
675,217
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
h
1,051,271
899,000 6.750%,  5/1/2031
h
924,012
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,200,000 6.750%,  5/15/2028
h
1,231,744
Dana, Inc.
1,265,000 4.500%,  2/15/2032
i
1,236,548
Ford Motor Company
1,490,000 3.250%,  2/12/2032 1,256,217
Forestar Group, Inc.
1,710,000 6.500%,  3/15/2033
h
1,722,970
FORVIA SE
1,135,000 8.000%,  6/15/2030
h,i
1,162,905
Gap, Inc.
2,295,000 3.625%,  10/1/2029
h
2,131,515
Garrett Motion Holdings, Inc./
Garrett LX I SARL
1,120,000 7.750%,  5/31/2032
h
1,166,066

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Consumer Cyclical  16.7% - continued
General Motors Financial
Company, Inc.
$ 1,606,000 5.750%,  9/30/2027
b,i,l
$ 1,585,036
Genting New York, LLC/GENNY
Capital, Inc.
899,000 7.250%,  10/1/2029
h
932,723
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
850,000 8.750%,  1/15/2032
h
724,625
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
i
1,749,553
Group 1 Automotive, Inc.
1,464,000 6.375%,  1/15/2030
h
1,503,327
Hanesbrands, Inc.
604,000 9.000%,  2/15/2031
h,i
639,470
Hilton Domestic Operating
Company, Inc.
2,081,000 4.875%,  1/15/2030 2,071,642
2,475,000 3.625%,  2/15/2032
h
2,241,998
Hilton Grand Vacations Borrower,
LLC/Hilton Grand Vacations
Borrower, Inc.
1,094,000 5.000%,  6/1/2029
h
1,052,260
International Game Technology plc
1,530,000 6.250%,  1/15/2027
h
1,548,098
835,000 5.250%,  1/15/2029
h
827,514
Jacobs Entertainment, Inc.
1,612,000 6.750%,  2/15/2029
h
1,551,550
KB Home
1,208,000 6.875%,  6/15/2027 1,240,753
1,123,000 4.000%,  6/15/2031 1,042,493
L Brands, Inc.
1,559,000 5.250%,  2/1/2028 1,566,281
1,239,000 6.625%,  10/1/2030
h
1,276,974
811,000 6.875%,  11/1/2035 841,114
LGI Homes, Inc.
1,127,000 7.000%,  11/15/2032
h
1,072,622
Life Time, Inc.
1,178,000 6.000%,  11/15/2031
h
1,196,789
Light & Wonder International, Inc.
776,000 7.250%,  11/15/2029
h
799,478
Live Nation Entertainment, Inc.
858,000 4.750%,  10/15/2027
h
848,672
Macy's Retail Holdings, LLC
1,230,000 5.875%,  4/1/2029
h,i
1,217,384
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
h
1,730,055
Melco Resorts Finance, Ltd.
900,000 5.375%,  12/4/2029
h
840,970
775,000 7.625%,  4/17/2032
h
782,764
MGM China Holdings, Ltd.
281,000 7.125%,  6/26/2031
h
292,078
MGM Resorts International
1,124,000 6.125%,  9/15/2029 1,143,272
Michaels Companies, Inc.
1,116,000 5.250%,  5/1/2028
h
892,244
NCL Corporation, Ltd.
382,000 5.875%,  3/15/2026
h,i
382,478
2,704,000 5.875%,  2/15/2027
h
2,715,459
2,417,000 6.750%,  2/1/2032
h
2,469,276
Principal
Amount Long-Term Fixed Income  93.8% Value
Consumer Cyclical  16.7% - continued
New Home Company, Inc.
$ 570,000 8.500%,  11/1/2030
h
$ 580,525
Parkland Corporation
1,134,000 5.875%,  7/15/2027
h
1,134,670
809,000 6.625%,  8/15/2032
h
826,864
PENN Entertainment, Inc.
1,890,000 4.125%,  7/1/2029
h,i
1,751,289
PetSmart, Inc./PetSmart Finance
Corporation
1,574,000 7.750%,  2/15/2029
h
1,529,522
Phinia, Inc.
843,000 6.625%,  10/15/2032
h
856,137
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,252,000 5.750%,  4/15/2026
h
1,258,493
2,220,000 3.375%,  8/31/2027
h
2,150,067
Rakuten Group, Inc.
281,000 11.250%,  2/15/2027
h
305,128
1,131,000 9.750%,  4/15/2029
h
1,238,873
850,000 8.125%,  12/15/2029
b,h,l
831,575
Raven Acquisition Holdings, LLC
1,100,000 6.875%,  11/15/2031
h
1,100,046
Real Hero Merger Sub 2, Inc.
564,000 6.250%,  2/1/2029
h,i
406,073
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
1,100,000 4.625%,  4/16/2029
h
974,417
Royal Caribbean Cruises, Ltd.
1,629,000 4.250%,  7/1/2026
h
1,620,805
1,300,000 5.375%,  7/15/2027
h
1,307,685
614,000 6.000%,  2/1/2033
h
625,836
S&S Holdings, LLC
2,152,000 8.375%,  10/1/2031
h
2,103,134
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
h
562,777
SeaWorld Parks and
Entertainment, Inc.
1,852,000 5.250%,  8/15/2029
h
1,810,121
Service Corporation International/
US
1,010,000 5.750%,  10/15/2032 1,020,300
Six Flags Entertainment
Corporation
265,000 7.000%,  7/1/2025
h,i
265,000
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
2,136,000 5.250%,  7/15/2029 2,091,772
Sonic Automotive, Inc.
979,000 4.875%,  11/15/2031
h
930,516
Staples, Inc.
1,120,000 10.750%,  9/1/2029
h
1,059,996
Station Casinos, LLC
800,000 4.500%,  2/15/2028
h
784,483
700,000 4.625%,  12/1/2031
h
655,714
Tenneco, Inc.
1,485,000 8.000%,  11/17/2028
h
1,468,513
Vail Resorts, Inc.
740,000 5.625%,  7/15/2030
h
740,000

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Consumer Cyclical  16.7% - continued
Victoria's Secret & Company
$ 2,264,000 4.625%,  7/15/2029
h
$ 2,112,700
Victra Holdings, LLC/Victra
Finance Corporation
365,000 8.750%,  9/15/2029
h,i
382,405
Viking Cruises, Ltd.
4,049,000 5.875%,  9/15/2027
h
4,051,263
Walgreens Boots Alliance, Inc.
540,000 3.200%,  4/15/2030 515,736
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
h,i
1,051,198
Wayfair, LLC
725,000 7.750%,  9/15/2030
h
729,499
Wyndham Hotels & Resorts, Inc.
1,638,000 4.375%,  8/15/2028
h
1,602,397
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
1,117,000 7.125%,  2/15/2031
h
1,191,237
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
h
1,056,184
1,265,000 6.750%,  4/23/2030
h
1,214,797
Total 138,950,601
Consumer Non-Cyclical  11.0%
1261229 B.C., Ltd.
2,270,000 10.000%,  4/15/2032
h
2,289,908
Acadia Healthcare Company, Inc.
850,000 5.000%,  4/15/2029
h
824,553
740,000 7.375%,  3/15/2033
h,i
762,372
AdaptHealth, LLC
3,819,000 4.625%,  8/1/2029
h
3,599,953
Albertsons Companies, Inc.
3,250,000 5.875%,  2/15/2028
h
3,246,738
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
400,000 6.250%,  3/15/2033
h
412,330
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
h
492,650
Bausch Health Companies, Inc.
2,297,000 4.875%,  6/1/2028
h,i
1,937,623
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
h
1,308,976
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
733,000 9.500%,  10/15/2029
h
597,316
Central Garden & Pet Company
1,404,000 4.125%,  10/15/2030
i
1,325,365
Champ Acquisition Corporation
675,000 8.375%,  12/1/2031
h
717,273
Chobani Holdco II, LLC
584,538
0.000%,PIK 9.500%,
10/1/2029
h,k
625,965
CHS/Community Health Systems,
Inc.
1,372,000 5.625%,  3/15/2027
h
1,351,393
650,000 6.125%,  4/1/2030
h,i
480,650
1,299,000 4.750%,  2/15/2031
h
1,110,492
1,121,000 10.875%,  1/15/2032
h
1,188,111
Concentra Health Services, Inc.
1,095,000 6.875%,  7/15/2032
h
1,133,723
Principal
Amount Long-Term Fixed Income  93.8% Value
Consumer Non-Cyclical  11.0% - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 2,944,000 4.750%,  1/15/2029
h
$ 2,876,447
CVS Health Corporation
1,129,000 7.000%,  3/10/2055
b
1,164,462
DaVita, Inc.
2,070,000 6.875%,  9/1/2032
h
2,144,893
Edgewell Personal Care Company
1,910,000 5.500%,  6/1/2028
h
1,900,345
Embecta Corporation
2,541,000 5.000%,  2/15/2030
h,i
2,296,034
Encompass Health Corporation
1,238,000 4.500%,  2/1/2028 1,226,855
Endo Finance Holdings, Inc.
855,000 8.500%,  4/15/2031
h,i
905,067
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
h
2,600,033
Fiesta Purchaser, Inc.
1,123,000 9.625%,  9/15/2032
h,i
1,184,954
Fortrea Holdings, Inc.
710,000 7.500%,  7/1/2030
h,i
642,675
Grifols SA
2,880,000 4.750%,  10/15/2028
h
2,768,622
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
631,000 7.875%,  9/1/2025
h,i
631,194
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,433,000 4.875%,  6/1/2029
h
1,204,935
Insulet Corporation
794,000 6.500%,  4/1/2033
h
827,813
IQVIA, Inc.
2,264,000 6.250%,  6/1/2032
h
2,323,358
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
733,000 9.000%,  2/15/2029
h
759,134
Lamb Weston Holdings, Inc.
839,000 4.375%,  1/31/2032
h
785,723
LifePoint Health, Inc.
811,000 5.375%,  1/15/2029
h,i
755,893
895,000 9.875%,  8/15/2030
h
968,128
1,010,000 11.000%,  10/15/2030
h
1,114,228
1,082,000 10.000%,  6/1/2032
h
1,116,262
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
h
1,625,163
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
h
1,873,398
2,331,000 5.250%,  10/1/2029
h
2,312,829
Newell Brands, Inc.
306,000 6.375%,  9/15/2027 310,109
796,000 6.625%,  9/15/2029 787,935
505,000 6.375%,  5/15/2030 491,276
Organon & Company/Organon
Foreign Debt Co-Issuer BV
805,000 4.125%,  4/30/2028
h
774,226
1,280,000 5.125%,  4/30/2031
h
1,110,855
Performance Food Group, Inc.
1,404,000 4.250%,  8/1/2029
h
1,353,805

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Consumer Non-Cyclical  11.0% - continued
$ 1,685,000 6.125%,  9/15/2032
h
$ 1,723,644
Perrigo Finance Unlimited
Company
1,092,000 4.900%,  6/15/2030 1,073,631
742,000 6.125%,  9/30/2032 749,117
Post Holdings, Inc.
1,560,000 4.500%,  9/15/2031
h
1,448,007
1,100,000 6.250%,  10/15/2034
h
1,106,247
Prime Healthcare Services, Inc.
1,800,000 9.375%,  9/1/2029
h
1,786,500
Radiology Partners, Inc.
1,700,000 8.500%,  7/15/2032
h
1,703,961
Select Medical Corporation
850,000 6.250%,  12/1/2032
h,i
855,075
Sigma Holdco BV
308,000 7.875%,  5/15/2026
h,i
308,003
Simmons Foods, Inc.
3,523,000 4.625%,  3/1/2029
h
3,326,323
Sotera Health Holdings, LLC
1,122,000 7.375%,  6/1/2031
h
1,167,377
Spectrum Brands, Inc.
196,000 3.875%,  3/15/2031
h
157,219
Star Parent, Inc.
816,000 9.000%,  10/1/2030
h
858,284
Surgery Center Holdings, Inc.
1,650,000 7.250%,  4/15/2032
h,i
1,681,370
Tenet Healthcare Corporation
4,497,000 5.125%,  11/1/2027 4,489,806
1,100,000 6.750%,  5/15/2031 1,138,048
Teva Pharmaceutical Finance
Netherlands III BV
1,377,000 3.150%,  10/1/2026
i
1,350,253
US Acute Care Solutions, LLC
1,693,000 9.750%,  5/15/2029
h
1,746,225
Whirlpool Corporation
570,000 6.125%,  6/15/2030 575,010
Total 91,486,142
Energy  11.5%
Aethon United BR, LP/Aethon
United Finance Corporation
734,000 7.500%,  10/1/2029
h
769,918
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
2,126,000 5.375%,  6/15/2029
h
2,110,025
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
h
1,334,403
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,130,000 6.625%,  7/15/2033
h
1,146,382
Baytex Energy Corporation
769,000 8.500%,  4/30/2030
h
769,466
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
1,281,000 7.000%,  7/15/2029
h
1,336,927
Borr IHC, Ltd./Borr Finance, LLC
941,720 10.000%,  11/15/2028
h
860,066
Buckeye Partners, LP
1,050,000 4.500%,  3/1/2028
h
1,034,156
Principal
Amount Long-Term Fixed Income  93.8% Value
Energy  11.5% - continued
$ 1,132,000 6.750%,  2/1/2030
h
$ 1,175,058
California Resources Corporation
451,000 8.250%,  6/15/2029
h
462,941
Civitas Resources, Inc.
905,000 8.375%,  7/1/2028
h
926,639
1,164,000 8.750%,  7/1/2031
h,i
1,176,931
1,698,000 9.625%,  6/15/2033
h
1,740,757
CNX Resources Corporation
818,000 7.375%,  1/15/2031
h
853,253
Comstock Resources, Inc.
2,630,000 5.875%,  1/15/2030
h
2,554,570
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
h
3,037,781
Crescent Energy Finance, LLC
1,689,000 7.625%,  4/1/2032
h
1,649,140
562,000 7.375%,  1/15/2033
h
537,163
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
h
981,836
1,410,000 7.375%,  6/30/2033
h
1,403,430
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
h
654,938
Enerflex, Ltd.
513,000 9.000%,  10/15/2027
h
528,985
Energy Transfer, LP
1,950,000 8.000%,  5/15/2054
b
2,074,574
Excelerate Energy, LP
791,000 8.000%,  5/15/2030
h
833,839
Genesis Energy LP/Genesis
Energy Finance Corporation
1,280,000 8.875%,  4/15/2030 1,359,080
2,320,000 7.875%,  5/15/2032 2,412,211
Global Partners, LP/GLP Finance
Corporation
420,000 7.125%,  7/1/2033
h
425,886
Gulfport Energy Operating
Corporation
843,000 6.750%,  9/1/2029
h
863,951
Harvest Midstream I, LP
2,707,000 7.500%,  9/1/2028
h
2,753,116
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
h
1,543,164
Hilcorp Energy I, LP/Hilcorp
Finance Company
851,000 5.750%,  2/1/2029
h
839,926
1,505,000 6.000%,  2/1/2031
h
1,451,391
1,750,000 6.250%,  4/15/2032
h
1,671,026
Howard Midstream Energy
Partners, LLC
2,645,000 7.375%,  7/15/2032
h
2,781,741
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
h
1,897,147
Kraken Oil & Gas Partners, LLC
515,000 7.625%,  8/15/2029
h
505,949
MEG Energy Corporation
478,000 5.875%,  2/1/2029
h
477,512
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
f,g
37,400

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Energy  11.5% - continued
Moss Creek Resources Holdings,
Inc.
$ 379,000 8.250%,  9/1/2031
h
$ 368,629
Nabors Industries, Inc.
1,668,000 9.125%,  1/31/2030
h
1,597,116
562,000 8.875%,  8/15/2031
h,i
417,458
Nabors Industries, Ltd.
1,268,000 7.500%,  1/15/2028
h,i
1,131,221
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
h
634,469
1,347,000 8.375%,  2/15/2032
h
1,351,045
Noble Finance II, LLC
1,629,000 8.000%,  4/15/2030
h
1,658,685
Northern Oil and Gas, Inc.
1,302,000 8.750%,  6/15/2031
h
1,341,704
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,270,455
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,200,206
Permian Resources Operating,
LLC
1,189,000 7.000%,  1/15/2032
h
1,232,615
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
h
1,313,478
Precision Drilling Corporation
1,667,000 6.875%,  1/15/2029
h
1,646,785
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
h
1,697,386
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
h
1,580,530
Saturn Oil & Gas, Inc.
423,000 9.625%,  6/15/2029
h,i
420,398
SM Energy Company
450,000 7.000%,  8/1/2032
h
443,427
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,164,949
850,000 4.500%,  4/30/2030 817,276
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
3,265,000 5.500%,  1/15/2028
h
3,245,825
Talos Production, Inc.
472,000 9.000%,  2/1/2029
h
483,264
TGNR Intermediate Holdings, LLC
2,143,000 5.500%,  10/15/2029
h
2,076,749
Tidewater, Inc.
420,000 9.125%,  7/15/2030
e,h
432,121
Transocean, Inc.
1,430,000 8.250%,  5/15/2029
h
1,322,095
1,845,000 8.500%,  5/15/2031
h
1,646,936
USA Compression Partners, LP/
USA Compression Finance
Corporation
800,000 6.875%,  9/1/2027 801,609
Valaris, Ltd.
1,944,000 8.375%,  4/30/2030
h
1,994,493
Venture Global Calcasieu Pass,
LLC
1,382,000 3.875%,  8/15/2029
h
1,302,852
Principal
Amount Long-Term Fixed Income  93.8% Value
Energy  11.5% - continued
Venture Global LNG, Inc.
$ 1,076,000 8.125%,  6/1/2028
h
$ 1,112,093
1,800,000 9.000%,  9/30/2029
b,h,l
1,749,958
2,247,000 7.000%,  1/15/2030
h
2,271,521
3,872,000 8.375%,  6/1/2031
h
4,021,597
Venture Global Plaquemines LNG,
LLC
420,000 6.500%,  1/15/2034
h
420,000
850,000 7.500%,  5/1/2033
h
910,200
Vital Energy, Inc.
819,000 7.750%,  7/31/2029
h
723,287
Weatherford International, Ltd.
743,000 8.625%,  4/30/2030
h
765,830
Total 95,540,940
Financials  13.6%
Abengoa Abenewco 2 Bis SA
3,963,663
0.000%,PIK 1.500%,
4/26/2024
*,f,g,k
19,818
Acrisure, LLC/Acrisure Finance,
Inc.
1,590,000 6.000%,  8/1/2029
h
1,545,781
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
842,000 6.950%,  3/10/2055
b
874,997
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
h
2,081,771
855,000 6.750%,  4/15/2028
h
869,197
843,000 5.875%,  11/1/2029
h,i
830,995
390,000 7.000%,  1/15/2031
h
403,420
Ally Financial, Inc.
541,000 2.200%,  11/2/2028 498,823
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
h
642,119
1,872,000 4.875%,  6/30/2029
h
1,819,237
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
h
996,213
Azorra Finance, Ltd.
2,000,000 7.750%,  4/15/2030
h
2,085,496
1,700,000 7.250%,  1/15/2031
e,h
1,735,568
Baldwin Insurance Group
Holdings, LLC/Baldwin
Insurance Group Holdings
Finance
842,000 7.125%,  5/15/2031
h
875,336
Barclays plc
1,199,000 6.125%,  12/15/2025
b,i,l
1,199,457
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
380,000 7.625%,  2/11/2035
b,h
390,184
BNP Paribas SA
421,000 4.625%,  1/12/2027
b,h,l
408,910
570,000 7.450%,  6/27/2035
b,h,l
573,420
Burford Capital Global Finance,
LLC
2,222,000 9.250%,  7/1/2031
h
2,338,564
Citigroup, Inc.
405,000 6.250%,  8/15/2026
b,l
408,957
Constellation Insurance, Inc.
384,000 6.800%,  1/24/2030
h
381,808

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Financials  13.6% - continued
Credit Acceptance Corporation
$ 786,000 9.250%,  12/15/2028
h
$ 832,093
Drawbridge Special Opportunities
Fund, LP
3,809,000 3.875%,  2/15/2026
h
3,754,948
Encore Capital Group, Inc.
384,000 9.250%,  4/1/2029
h
408,358
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
h
1,580,738
842,000 5.625%,  1/1/2030
h
839,594
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
h
805,270
Freedom Mortgage Holdings, LLC
1,925,000 9.250%,  2/1/2029
h
1,999,459
570,000 8.375%,  4/1/2032
h
576,143
FTAI Aviation Investors, LLC
1,839,000 7.000%,  5/1/2031
h
1,904,165
1,121,000 7.000%,  6/15/2032
h
1,157,464
GGAM Finance, Ltd.
911,000 8.000%,  2/15/2027
h
939,278
791,000 8.000%,  6/15/2028
h
836,656
634,000 6.875%,  4/15/2029
h
655,447
Global Aircraft Leasing Company,
Ltd.
2,050,000 8.750%,  9/1/2027
h
2,101,477
Global Net Lease, Inc.
501,000 4.500%,  9/30/2028
h
485,437
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,770,000 3.750%,  12/15/2027
h
2,645,419
goeasy, Ltd.
827,000 9.250%,  12/1/2028
h
874,980
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
h
553,211
Howard Hughes Corporation
512,000 4.125%,  2/1/2029
h
487,574
HSBC Holdings plc
871,000 6.875%,  9/11/2029
b,l
881,436
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
h
2,343,316
380,000 7.250%,  6/15/2030
h
397,113
624,000 7.375%,  1/31/2032
h
652,909
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
3,064,000 5.250%,  5/15/2027 2,968,805
Intesa Sanpaolo SPA
541,000 4.198%,  6/1/2032
b,h
497,617
Jane Street Group/JSG Finance,
Inc.
477,000 4.500%,  11/15/2029
h
462,734
505,000 7.125%,  4/30/2031
h
531,339
1,280,000 6.125%,  11/1/2032
h
1,292,219
1,700,000 6.750%,  5/1/2033
h
1,747,950
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
h
580,972
1,121,000 6.625%,  10/15/2031
h
1,116,961
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
h
623,909
1,961,000 9.500%,  2/15/2029
h
2,069,932
Principal
Amount Long-Term Fixed Income  93.8% Value
Financials  13.6% - continued
$ 710,000 8.250%,  5/15/2030
h
$ 735,666
JPMorgan Chase & Company
1,966,000
7.036%,  (TSFR3M +
2.745%), 10/1/2025
b,l
1,976,027
406,000 3.650%,  6/1/2026
b,l
399,409
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
1,267,000 4.750%,  6/15/2029
h
1,233,666
Liberty Mutual Group, Inc.
252,000 4.125%,  12/15/2051
b,h
245,397
Macquarie Airfinance Holdings,
Ltd.
1,070,000 6.400%,  3/26/2029
h
1,117,031
825,000 6.500%,  3/26/2031
h
873,109
Midcap Financial Issuer Trust
812,000 6.500%,  5/1/2028
h
804,325
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
h
1,471,018
MPT Operating Partnership, LP/
MPT Finance Corporation
2,864,000 4.625%,  8/1/2029
i
2,256,532
790,000 8.500%,  2/15/2032
h
826,779
Nationstar Mortgage Holdings,
Inc.
818,000 6.500%,  8/1/2029
h
835,549
881,000 5.125%,  12/15/2030
h
891,642
NatWest Group plc
541,000 8.125%,  11/10/2033
b,l
583,552
Navient Corporation
512,000 5.500%,  3/15/2029
i
501,441
Nippon Life Insurance Company
570,000 6.500%,  4/30/2055
b,h
590,056
OneMain Finance Corporation
1,678,000 3.500%,  1/15/2027 1,642,776
2,105,000 9.000%,  1/15/2029 2,207,425
1,135,000 6.750%,  3/15/2032 1,156,347
2,400,000 7.125%,  9/15/2032 2,484,646
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
1,273,000 4.875%,  5/15/2029
h
1,233,416
PennyMac Financial Services, Inc.
1,700,000 6.875%,  5/15/2032
h
1,738,199
730,000 6.875%,  2/15/2033
h
748,250
Phoenix Aviation Capital, Ltd.
1,360,000 9.250%,  7/15/2030
h
1,408,603
PNC Financial Services Group,
Inc.
842,000 3.400%,  9/15/2026
b,l
813,157
PRA Group, Inc.
1,598,000 8.375%,  2/1/2028
h
1,639,947
RHP Hotel Properties, LP/RHP
Finance Corporation
842,000 4.500%,  2/15/2029
h
822,961
Rithm Capital Corporation
850,000 8.000%,  7/15/2030
h
854,250
RLJ Lodging Trust, LP
681,000 4.000%,  9/15/2029
h
635,472
Rocket Companies, Inc.
850,000 6.125%,  8/1/2030
h
866,175

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Financials  13.6% - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 3,282,000 3.875%,  3/1/2031
h
$ 3,042,476
945,000 4.000%,  10/15/2033
h
845,461
Ryan Specialty, LLC
1,685,000 5.875%,  8/1/2032
h
1,698,254
Service Properties Trust
1,041,000 8.375%,  6/15/2029 1,082,731
865,000 8.625%,  11/15/2031
h
928,640
SLM Corporation
570,000 6.500%,  1/31/2030 598,292
Societe Generale SA
845,000 8.125%,  11/21/2029
b,h,l
862,228
Starwood Property Trust, Inc.
1,140,000 6.500%,  10/15/2030
h
1,176,982
Stonex Escrow Issuer, LLC
1,690,000 6.875%,  7/15/2032
e,h
1,706,999
Synchrony Financial
403,000 7.250%,  2/2/2033 421,677
UBS Group AG
1,420,000 7.000%,  2/10/2030
b,h,l
1,412,590
United Wholesale Mortgage, LLC
1,975,000 5.500%,  4/15/2029
h
1,917,044
UWM Holdings, LLC
707,000 6.625%,  2/1/2030
h
707,731
Wells Fargo & Company
405,000 3.900%,  3/15/2026
b,l
400,849
World Acceptance Corporation
406,000 7.000%,  11/1/2026
h,i
405,102
XHR, LP
840,000 4.875%,  6/1/2029
h
814,089
423,000 6.625%,  5/15/2030
h
430,981
Total 112,629,943
Foreign Government  0.2%
Teine Energy, Ltd.
2,027,000 6.875%,  4/15/2029
h
2,015,838
Total 2,015,838
Technology  6.8%
Acuris Finance US, Inc./Acuris
Finance SARL
850,000 9.000%,  8/1/2029
h
869,088
Amentum Holdings, Inc.
1,228,000 7.250%,  8/1/2032
h
1,263,800
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
h,i
2,255,937
Block, Inc.
3,086,000 6.500%,  5/15/2032 3,183,897
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
h
1,299,294
CACI International, Inc.
528,000 6.375%,  6/15/2033
h
544,869
Central Parent, Inc./CDK Global,
Inc.
842,000 7.250%,  6/15/2029
h
684,260
Cloud Software Group, Inc.
3,424,000 6.500%,  3/31/2029
h
3,455,888
2,332,000 9.000%,  9/30/2029
h
2,417,177
Principal
Amount Long-Term Fixed Income  93.8% Value
Technology  6.8% - continued
CommScope Technologies, LLC
$ 1,136,000 5.000%,  3/15/2027
h
$ 1,106,412
CommScope, LLC
431,000 4.750%,  9/1/2029
h
420,778
566,000 9.500%,  12/15/2031
h,i
592,722
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
h
394,020
CoreWeave, Inc.
1,700,000 9.250%,  6/1/2030
h
1,737,967
Diebold Nixdorf, Inc.
1,130,000 7.750%,  3/31/2030
h
1,198,811
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
h
1,076,177
Fair Isaac Corporation
1,130,000 6.000%,  5/15/2033
h
1,140,357
Gen Digital, Inc.
944,000 7.125%,  9/30/2030
h,i
979,720
570,000 6.250%,  4/1/2033
h
585,300
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
851,000 8.750%,  5/1/2029
h
875,377
II-VI, Inc.
902,000 5.000%,  12/15/2029
h
885,883
Iron Mountain, Inc.
3,225,000 5.250%,  3/15/2028
h
3,210,914
890,000 5.000%,  7/15/2028
h
882,948
1,560,000 5.250%,  7/15/2030
h
1,538,662
940,000 4.500%,  2/15/2031
h
895,623
McAfee Corporation
1,245,000 7.375%,  2/15/2030
h
1,175,758
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
h
693,365
NCR Voyix Corporation
1,124,000 5.000%,  10/1/2028
h
1,112,612
660,000 5.125%,  4/15/2029
h
650,059
Neptune Bidco US, Inc.
1,199,000 9.290%,  4/15/2029
h
1,167,448
Open Text Corporation
2,284,000 3.875%,  12/1/2029
h
2,151,352
Open Text Holdings, Inc.
1,578,000 4.125%,  2/15/2030
h
1,491,391
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
h
399,604
RingCentral, Inc.
1,960,000 8.500%,  8/15/2030
h
2,097,176
Rocket Software, Inc.
953,000 9.000%,  11/28/2028
h
982,357
Sabre GLBL, Inc.
570,000 11.125%,  7/15/2030
h
596,220
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,374,518
Sensata Technologies BV
2,376,000 4.000%,  4/15/2029
h
2,259,768
Sensata Technologies, Inc.
450,000 3.750%,  2/15/2031
h
410,185
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
198,000 6.750%,  8/15/2032
h
205,637

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  93.8% Value
Technology  6.8% - continued
SS&C Technologies, Inc.
$ 1,683,000 6.500%,  6/1/2032
h
$ 1,747,149
UKG, Inc.
1,571,000 6.875%,  2/1/2031
h
1,630,030
Viavi Solutions, Inc.
978,000 3.750%,  10/1/2029
h
913,854
Xerox Holdings Corporation
128,000 5.000%,  8/15/2025
h
127,329
1,095,000 5.500%,  8/15/2028
h
835,325
Total 56,517,018
Transportation  1.8%
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
534,667 5.500%,  4/20/2026
h
533,440
1,241,000 5.750%,  4/20/2029
h
1,239,911
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
h,i
967,654
DCLI Bidco, LLC
757,000 7.750%,  11/15/2029
h
766,809
JetBlue Airways Corporation/
JetBlue Loyalty, LP
797,000 9.875%,  9/20/2031
h
775,386
OneSky Flight, LLC
1,694,000 8.875%,  12/15/2029
h
1,763,862
Rand Parent, LLC
1,974,000 8.500%,  2/15/2030
h,i
1,982,212
RXO, Inc.
2,176,000 7.500%,  11/15/2027
h
2,227,425
Star Leasing Company, LLC
1,280,000 7.625%,  2/15/2030
h
1,269,277
Stena International SA
1,255,000 7.250%,  1/15/2031
h
1,258,888
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
h
463,848
1,441,000 6.375%,  2/1/2030
h,i
1,350,909
Total 14,599,621
Utilities  3.3%
AES Corporation
541,000 7.600%,  1/15/2055
b
557,014
Algonquin Power & Utilities
Corporation
1,005,000 4.750%,  1/18/2082
b
980,201
Alpha Generation, LLC
719,000 6.750%,  10/15/2032
h
741,178
Calpine Corporation
1,290,000 4.500%,  2/15/2028
h
1,279,543
Dominion Energy, Inc.
541,000 7.000%,  6/1/2054
b
580,456
Duke Energy Corporation
550,000 6.450%,  9/1/2054
b
565,297
Edison International
711,000 5.000%,  12/15/2026
b,i,l
614,618
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
h
994,402
Principal
Amount Long-Term Fixed Income  93.8% Value
Utilities  3.3% - continued
Lightning Power, LLC
$ 1,230,000 7.250%,  8/15/2032
h
$ 1,294,514
NiSource, Inc.
365,000 6.375%,  3/31/2055
b
367,063
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
h
1,332,665
671,000 6.000%,  2/1/2033
h
677,687
671,000 6.250%,  11/1/2034
h
683,647
PG&E Corporation
634,000 7.375%,  3/15/2055
b
600,411
Talen Energy Supply, LLC
1,868,000 8.625%,  6/1/2030
h
2,001,872
Terraform Global Operating, LLC
1,480,000 6.125%,  3/1/2026
h,i
1,471,048
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
h
3,706,856
Vistra Corporation
4,065,000 7.000%,  12/15/2026
b,h,l
4,113,914
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
h
2,434,005
XPLR Infrastructure Operating
Partners, LP
1,596,000 3.875%,  10/15/2026
h
1,559,280
397,000 8.375%,  1/15/2031
h,i
424,037
397,000 8.625%,  3/15/2033
h,i
425,496
Total 27,405,204
Total Long-Term Fixed Income
(cost $776,214,754) 778,450,787
Shares
Collateral Held for Securities
Loaned 6.9% Value
57,459,047 Thrivent Cash Management Trust 57,459,047
Total Collateral Held for
Securities Loaned
(cost $57,459,047) 57,459,047
Shares Preferred Stock 0.2% Value
Capital Goods  0.2%
21,904 Boeing Company, Convertible,
6.000% 1,489,472
Total 1,489,472
Total Preferred Stock
(cost $1,205,057) 1,489,472
Shares or
Principal
Amount Short-Term Investments 3.9% Value
State Street Institutional U.S.
Government Money Market
Fund
32,484,902 4.268%
m
32,484,902
Total Short-Term Investments
(cost $32,484,902) 32,484,902
Total Investments (cost
$884,668,804) 106.8% $887,009,753
Other Assets and Liabilities, Net
(6.8%) (56,823,229)
Total Net Assets 100.0% $830,186,524

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Defaulted security.  Interest is not being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $676,905,900 or 81.5%
of total net assets.
i All or a portion of the security is on loan.
j In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
k Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 30, 2025 was $23,013 or 0.00% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 30, 2025.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 55,434,334
Total lending $55,434,334
Gross amount payable upon return of
collateral for securities loaned $57,459,047
Net amounts due to counterparty $2,024,713
Definitions:
DAC - Designated Activity Company
PIK - Payment-In-Kind
plc - Public Limited Company
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
TSFR6M - CME Term SOFR 6 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 16,005,745
Gross unrealized depreciation (15,225,897)
Net unrealized appreciation (depreciation) $ 779,848
Cost for federal income tax purposes $ 886,229,905

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 1,572,964 – – 1,572,964
Capital Goods 573,090 – 573,090 –
Communications Services 4,220,013 – 4,220,013 –
Consumer Cyclical 1,599,840 – 1,599,840 –
Consumer Non-Cyclical 6,403,890 – 6,403,890 –
Financials 268,011 – 268,011 –
Technology 824,322 – 824,322 –
Transportation 1,663,415 – 1,663,415 –
Long-Term Fixed Income
Basic Materials 47,886,933 – 47,886,933 –
Capital Goods 88,440,758 – 88,440,758 –
Communications Services 102,977,789 – 102,977,789 –
Consumer Cyclical 138,950,601 – 138,950,601 –
Consumer Non-Cyclical 91,486,142 – 91,486,142 –
Energy 95,540,940 – 95,540,940 –
Financials 112,629,943 – 112,629,943 –
Foreign Government 2,015,838 – 2,015,838 –
Technology 56,517,018 – 56,517,018 –
Transportation 14,599,621 – 14,599,621 –
Utilities 27,405,204 – 27,405,204 –
Preferred Stock
Capital Goods 1,489,472 1,489,472 – –
Short-Term Investments 32,484,902 32,484,902 – –
Subtotal Investments in Securities $829,550,706 $33,974,374 $794,003,368 $1,572,964
Other Investments  * Total
Collateral Held for Securities Loaned 57,459,047
Subtotal Other Investments $57,459,047
Total Investments at Value $887,009,753
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $25,904 $12,143 $38,047 $– – –
Total Affiliated Short-Term Investments 25,904 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 49,599 179,636 171,776 57,459 57,459 6.9%
Total Collateral Held for Securities Loaned 49,599 57,459 6.9
Total Value $75,503 $57,459
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $10 ($10) $ – $59
Total Income/Non Cash Income from Affiliated
Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 168
Total Affiliated Income from Securities Loaned, Net $168
Total Value $10 ($10) $ –

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 97.5% Value
Asset-Backed Securities  <0.1%
GMAC Mortgage Corporation
Loan Trust
$ 87,131
4.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 42,179
Total 42,179
Basic Materials  2.0%
Air Products and Chemicals, Inc.
3,800,000 4.900%,  10/11/2032 3,853,244
Anglo American Capital plc
1,484,000 4.750%,  4/10/2027
c
1,490,893
3,050,000 5.750%,  4/5/2034
c
3,149,455
Eastman Chemical Company
3,050,000 5.000%,  8/1/2029 3,092,541
FMC Corporation
2,650,000 8.450%,  11/1/2055
b
2,711,940
Glencore Funding, LLC
1,800,000 3.375%,  9/23/2051
c
1,190,466
1,950,000 2.500%,  9/1/2030
c
1,757,021
International Flavors & Fragrances,
Inc.
313,000 1.832%,  10/15/2027
c
294,869
1,793,000 2.300%,  11/1/2030
c
1,584,562
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034 1,743,915
Smurfit Kappa Treasury, ULC
1,300,000 5.777%,  4/3/2054 1,282,824
1,800,000 5.438%,  4/3/2034 1,825,164
Smurfit Westrock Financing DAC
1,200,000 5.418%,  1/15/2035 1,215,644
Total 25,192,538
Capital Goods  4.6%
Amrize Finance US, LLC
2,250,000 4.950%,  4/7/2030
c
2,280,158
BAE Systems plc
625,000 5.500%,  3/26/2054
c
616,800
2,050,000 3.400%,  4/15/2030
c
1,956,210
1,600,000 1.900%,  2/15/2031
c
1,390,285
Boeing Company
1,250,000 5.805%,  5/1/2050 1,198,751
1,825,000 6.858%,  5/1/2054 1,997,856
1,950,000 5.930%,  5/1/2060 1,853,596
900,000 6.528%,  5/1/2034 977,876
3,500,000 5.705%,  5/1/2040 3,457,785
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,410,051
CNH Industrial Capital, LLC
2,150,000 4.550%,  4/10/2028 2,159,799
General Dynamics Corporation
2,100,000 4.950%,  8/15/2035 2,108,032
GFL Environmental, Inc.
3,700,000 6.750%,  1/15/2031
c
3,871,765
Howmet Aerospace, Inc.
3,750,000 3.000%,  1/15/2029 3,583,425
1,900,000 5.950%,  2/1/2037 2,017,388
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,545,245
Principal
Amount Long-Term Fixed Income  97.5% Value
Capital Goods  4.6% - continued
Regal Rexnord Corporation
$ 2,100,000 6.050%,  4/15/2028 $ 2,164,015
2,300,000 6.300%,  2/15/2030 2,409,308
Republic Services, Inc.
4,100,000 4.875%,  4/1/2029 4,187,233
RTX Corporation
1,000,000 3.030%,  3/15/2052 641,464
1,150,000 6.400%,  3/15/2054 1,260,553
2,350,000 6.000%,  3/15/2031 2,524,911
1,150,000 6.100%,  3/15/2034 1,243,277
925,000 4.450%,  11/16/2038 852,361
Spirit AeroSystems, Inc.
5,150,000 4.600%,  6/15/2028 5,062,400
Waste Connections, Inc.
3,900,000 5.000%,  3/1/2034 3,940,677
Wrangler Holdco Corporation
1,500,000 6.625%,  4/1/2032
c
1,561,592
Total 58,272,813
Collateralized Mortgage Obligations  1.0%
GCAT Trust
4,783,276
6.000%,  12/25/2054, Ser.
2024-INV4, Class A1
b,c
4,819,526
PMT Loan Trust
5,061,349
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
b,c
5,105,970
2,600,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
b,c
2,615,606
Wachovia Mortgage Loan Trust,
LLC
17,037
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
16,646
Total 12,557,748
Commercial Mortgage-Backed Securities  0.3%
HTAP Issuer Trust
3,760,349
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
3,710,821
Total 3,710,821
Communications Services  7.0%
American Tower Corporation
1,300,000 5.000%,  1/31/2030 1,325,194
1,400,000 5.650%,  3/15/2033 1,459,101
3,850,000 5.350%,  3/15/2035 3,916,422
AppLovin Corporation
3,550,000 5.375%,  12/1/2031 3,612,388
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,598,496
2,600,000 6.050%,  8/15/2056 2,653,344
2,300,000 3.500%,  9/15/2053 1,556,772
2,250,000 2.750%,  6/1/2031 2,040,086
5,587,000 2.550%,  12/1/2033 4,675,794
3,550,000 5.400%,  2/15/2034 3,651,256
1,700,000 4.500%,  3/9/2048 1,414,794
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,200,000 6.550%,  6/1/2034 1,280,349
1,700,000 6.384%,  10/23/2035 1,785,524

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Communications Services  7.0% - continued
$ 2,500,000 3.500%,  6/1/2041 $ 1,813,734
1,350,000 6.484%,  10/23/2045 1,337,635
Comcast Corporation
1,850,000 6.050%,  5/15/2055 1,889,039
1,700,000 5.300%,  6/1/2034 1,741,311
3,350,000 5.300%,  5/15/2035 3,413,383
2,650,000 4.600%,  10/15/2038 2,454,156
1,200,000 4.650%,  7/15/2042 1,066,016
Crown Castle, Inc.
2,200,000 3.800%,  2/15/2028 2,160,342
Meta Platforms, Inc.
2,250,000 4.950%,  5/15/2033 2,307,118
Netflix, Inc.
2,231,000 5.875%,  11/15/2028 2,351,766
1,300,000 6.375%,  5/15/2029 1,399,129
3,800,000 4.875%,  6/15/2030
c
3,888,052
Paramount Global
2,000,000 7.875%,  7/30/2030 2,215,785
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 246,914
5,200,000 8.750%,  3/15/2032 6,308,069
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 2,939,112
1,300,000 3.500%,  4/15/2031 1,220,590
2,000,000 5.125%,  5/15/2032 2,039,586
1,550,000 3.000%,  2/15/2041 1,134,221
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054 1,208,025
1,600,000 4.000%,  3/22/2050 1,218,471
1,740,000 4.780%,  2/15/2035 1,695,107
2,350,000 5.250%,  4/2/2035 2,369,579
1,379,000 5.401%,  7/2/2037
c
1,387,315
2,700,000 3.400%,  3/22/2041 2,082,601
Videotron, Ltd.
3,100,000 3.625%,  6/15/2029
c,d
2,964,097
Warnermedia Holdings, Inc.
2,060,000 4.054%,  3/15/2029 1,648,000
1,510,000 4.279%,  3/15/2032
d
1,123,063
Total 88,591,736
Consumer Cyclical  6.6%
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,213,447
American Honda Finance
Corporation
1,450,000 5.050%,  7/10/2031 1,468,755
D.R. Horton, Inc.
2,700,000 5.000%,  10/15/2034 2,669,340
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,772,136
2,500,000 2.375%,  12/14/2028
c
2,333,137
Expedia Group, Inc.
4,400,000 3.250%,  2/15/2030 4,150,666
Ford Motor Credit Company, LLC
2,100,000 5.850%,  5/17/2027 2,115,982
1,750,000 6.800%,  5/12/2028 1,808,669
2,900,000 5.303%,  9/6/2029 2,847,764
2,300,000 7.350%,  3/6/2030 2,427,968
Principal
Amount Long-Term Fixed Income  97.5% Value
Consumer Cyclical  6.6% - continued
General Motors Financial
Company, Inc.
$ 3,550,000 5.750%,  2/8/2031 $ 3,647,705
2,700,000 6.400%,  1/9/2033 2,840,831
1,425,000 5.950%,  4/4/2034 1,445,265
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,200,286
Harley-Davidson Financial
Services, Inc.
1,044,000 6.500%,  3/10/2028
c
1,077,409
Home Depot, Inc.
1,050,000 4.950%,  6/25/2034 1,062,651
2,180,000 4.250%,  4/1/2046 1,826,834
Hyatt Hotels Corporation
1,950,000 5.750%,  4/23/2030 2,017,122
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,562,924
4,850,000 6.200%,  9/21/2030
c
5,131,760
Las Vegas Sands Corporation
3,350,000 6.000%,  8/15/2029 3,443,134
Lowe's Companies, Inc.
1,450,000 5.625%,  4/15/2053 1,394,518
3,500,000 2.625%,  4/1/2031 3,157,202
Marriott International, Inc./MD
1,900,000 4.625%,  6/15/2030 1,904,498
1,450,000 5.100%,  4/15/2032 1,466,337
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,838,252
Ralph Lauren Corporation
2,300,000 5.000%,  6/15/2032 2,334,234
Royal Caribbean Cruises, Ltd.
2,900,000 6.250%,  3/15/2032
c
2,980,852
Stellantis Finance US, Inc.
1,300,000 5.350%,  3/17/2028
c
1,310,824
Target Corporation
2,750,000 2.950%,  1/15/2052 1,740,723
1,250,000 4.500%,  9/15/2034 1,211,501
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029
d
2,231,944
Toyota Motor Credit Corporation
3,350,000 5.350%,  1/9/2035 3,433,475
VICI Properties, LP/VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
c
178,903
3,000,000 5.750%,  2/1/2027
c
3,041,497
1,300,000 3.750%,  2/15/2027
c
1,280,075
180,000 4.625%,  12/1/2029
c
176,839
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 1,923,051
Total 82,668,510
Consumer Non-Cyclical  9.5%
Abbott Laboratories
2,500,000 6.000%,  4/1/2039 2,749,676
AbbVie, Inc.
2,125,000 5.400%,  3/15/2054 2,066,256
1,400,000 5.600%,  3/15/2055 1,400,498
1,050,000 5.050%,  3/15/2034 1,069,071
2,100,000 4.550%,  3/15/2035 2,038,891
2,500,000 4.500%,  5/14/2035 2,415,381
3,100,000 4.300%,  5/14/2036 2,923,548

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Consumer Non-Cyclical  9.5% - continued
Amgen, Inc.
$ 3,250,000 5.650%,  3/2/2053 $ 3,173,287
2,400,000 5.250%,  3/2/2033 2,457,654
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,710,000 4.700%,  2/1/2036 1,668,532
Anheuser-Busch InBev Worldwide,
Inc.
2,200,000 4.439%,  10/6/2048 1,870,823
AstraZeneca plc
2,900,000 2.125%,  8/6/2050 1,598,543
BAT Capital Corporation
2,150,000 6.250%,  8/15/2055 2,177,566
1,500,000 2.259%,  3/25/2028 1,419,163
2,500,000 6.343%,  8/2/2030 2,693,948
1,150,000 5.834%,  2/20/2031 1,210,144
1,900,000 7.750%,  10/19/2032 2,196,030
Bristol-Myers Squibb Company
2,900,000 5.550%,  2/22/2054 2,829,210
1,150,000 6.250%,  11/15/2053 1,232,337
Bunge, Ltd. Finance Corporation
775,000 4.650%,  9/17/2034 751,958
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,143,675
Conagra Brands, Inc.
1,550,000 5.300%,  11/1/2038 1,483,462
Constellation Brands, Inc.
1,350,000 4.800%,  1/15/2029 1,363,763
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,312,577
2,150,000 5.550%,  6/1/2031 2,233,426
1,300,000 2.125%,  9/15/2031 1,112,043
2,250,000 5.050%,  3/25/2048 1,942,758
Eli Lilly & Company
1,600,000 5.100%,  2/9/2064 1,486,428
1,900,000 5.500%,  2/12/2055 1,911,841
2,250,000 4.700%,  2/27/2033 2,267,704
HCA, Inc.
2,900,000 5.450%,  4/1/2031 2,990,301
2,350,000 5.500%,  3/1/2032 2,425,276
1,900,000 5.750%,  3/1/2035 1,953,909
Imperial Brands Finance plc
2,350,000 5.625%,  7/1/2035
c,e
2,357,976
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
1,600,000 3.625%,  1/15/2032 1,463,024
1,100,000 3.000%,  5/15/2032 963,008
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
3,600,000 6.375%,  2/25/2055
c
3,695,724
Kenvue, Inc.
1,100,000 5.000%,  3/22/2030 1,133,296
Keurig Dr Pepper, Inc.
3,000,000 4.600%,  5/15/2030 3,015,230
L'Oreal SA
1,050,000 5.000%,  5/20/2035
c
1,067,638
Mars, Inc.
3,800,000 4.800%,  3/1/2030
c
3,850,160
1,350,000 5.000%,  3/1/2032
c
1,367,947
Principal
Amount Long-Term Fixed Income  97.5% Value
Consumer Non-Cyclical  9.5% - continued
$ 700,000 5.650%,  5/1/2045
c
$ 701,693
Mattel, Inc.
1,500,000 3.375%,  4/1/2026
c
1,478,280
Medtronic, Inc.
3,200,000 4.375%,  3/15/2035 3,095,567
Nestle Holdings, Inc.
2,400,000 4.850%,  3/14/2033
c
2,444,023
PepsiCo, Inc.
1,625,000 5.250%,  7/17/2054 1,574,986
Pfizer Investment Enterprises,
Private Ltd.
1,167,000 4.750%,  5/19/2033 1,163,492
Philip Morris International, Inc.
1,750,000 5.500%,  9/7/2030 1,829,284
1,850,000 5.125%,  2/13/2031 1,905,399
2,435,000 5.750%,  11/17/2032 2,574,276
3,000,000 5.250%,  2/13/2034 3,059,816
3,300,000 4.875%,  4/30/2035 3,255,667
Roche Holdings, Inc.
2,800,000 2.607%,  12/13/2051
c
1,711,647
1,550,000 4.985%,  3/8/2034
c
1,579,553
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,090,056
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,090,650
Takeda Pharmaceutical Company,
Ltd.
2,300,000 3.175%,  7/9/2050 1,506,239
2,600,000 5.300%,  7/5/2034 2,640,258
Viterra Finance BV
2,750,000 5.250%,  4/21/2032
c
2,794,408
Total 118,978,976
Energy  6.1%
BP Capital Markets America, Inc.
4,500,000 3.001%,  3/17/2052 2,836,909
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,f
1,635,614
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 641,992
Cheniere Energy Partners, LP
2,060,000 4.500%,  10/1/2029 2,037,950
2,000,000 4.000%,  3/1/2031 1,903,164
1,150,000 5.950%,  6/30/2033 1,200,411
2,650,000 5.550%,  10/30/2035
c,e
2,670,835
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034 1,126,598
Columbia Pipelines Holding
Company, LLC
3,750,000 5.097%,  10/1/2031
c
3,766,262
Diamondback Energy, Inc.
550,000 5.150%,  1/30/2030 562,549
550,000 5.400%,  4/18/2034 551,628
Eastern Energy Gas Holdings, LLC
1,500,000 6.200%,  1/15/2055 1,550,076
Energy Transfer, LP
1,100,000 8.000%,  5/15/2054
b
1,170,272
1,950,000 6.050%,  9/1/2054 1,874,095
1,500,000 6.500%,  11/15/2026
b,f
1,506,702
2,150,000 3.750%,  5/15/2030 2,062,836
1,100,000 5.550%,  5/15/2034 1,113,609

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Energy  6.1% - continued
$ 1,400,000 5.700%,  4/1/2035 $ 1,426,031
Enterprise Products Operating,
LLC
1,350,000
7.573%,  (TSFR3M +
3.248%), 8/16/2077
b
1,341,636
EOG Resources, Inc.
1,050,000 5.000%,  7/15/2032
e
1,062,770
EQT Corporation
3,100,000 7.500%,  6/1/2030
c
3,406,940
1,525,000 4.750%,  1/15/2031
c
1,501,018
Expand Energy Corporation
4,300,000 5.375%,  3/15/2030 4,312,057
1,500,000 4.750%,  2/1/2032 1,458,579
1,475,000 5.700%,  1/15/2035 1,496,032
Kinder Morgan, Inc.
1,350,000 5.850%,  6/1/2035 1,399,389
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,766,741
1,050,000 5.500%,  6/1/2034 1,054,268
ONEOK, Inc.
4,400,000 6.350%,  1/15/2031 4,700,876
Ovintiv, Inc.
1,600,000 5.650%,  5/15/2028 1,644,801
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,598,798
Plains All American Pipeline, LP/
PAA Finance Corporation
1,950,000 3.800%,  9/15/2030 1,863,660
South Bow USA Infrastructure
Holdings, LLC
1,925,000 5.026%,  10/1/2029
c
1,931,210
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,213,198
725,000 5.500%,  2/15/2035 727,540
TotalEnergies Capital SA
4,000,000 5.488%,  4/5/2054 3,849,257
800,000 5.150%,  4/5/2034 819,113
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,199,132
Venture Global Plaquemines LNG,
LLC
800,000 6.500%,  1/15/2034
c
800,000
Williams Companies, Inc.
1,200,000 5.300%,  8/15/2052 1,094,874
1,700,000 7.500%,  1/15/2031 1,923,449
1,600,000 5.600%,  3/15/2035 1,644,710
2,000,000 4.850%,  3/1/2048 1,732,274
Total 76,179,855
Financials  35.9%
200 Park Funding Trust
1,200,000 5.740%,  2/15/2055
c
1,183,889
ABN AMRO Bank NV
1,500,000 4.988%,  12/3/2028
b,c
1,520,200
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,300,000 6.950%,  3/10/2055
b
1,350,946
3,100,000 6.150%,  9/30/2030 3,305,922
3,350,000 5.375%,  12/15/2031 3,423,616
1,900,000 3.400%,  10/29/2033 1,675,493
Principal
Amount Long-Term Fixed Income  97.5% Value
Financials  35.9% - continued
Air Lease Corporation
$ 3,100,000 4.650%,  6/15/2026
b,f
$ 3,082,130
2,000,000 3.000%,  2/1/2030 1,871,720
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
c
761,666
1,350,000 6.500%,  7/18/2028
c
1,409,424
Allianz SE
1,000,000 5.600%,  9/3/2054
b,c
996,816
Ally Financial, Inc.
2,640,000 5.750%,  11/20/2025 2,646,002
800,000 5.737%,  5/15/2029
b
814,242
1,250,000 8.000%,  11/1/2031 1,423,275
American Express Company
3,400,000 5.085%,  1/30/2031
b
3,479,800
2,000,000 5.284%,  7/26/2035
b
2,024,712
1,100,000 5.667%,  4/25/2036
b
1,139,082
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,349,692
American International Group, Inc.
850,000 5.450%,  5/7/2035 871,695
Ameriprise Financial, Inc.
3,850,000 5.200%,  4/15/2035 3,878,324
ANZ Bank New Zealand, Ltd.
1,700,000 5.548%,  8/11/2032
b,c,d
1,724,060
1,500,000 5.898%,  7/10/2034
b,c
1,540,655
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,643,502
Ares Capital Corporation
1,800,000 2.875%,  6/15/2027 1,739,602
Arthur J. Gallagher & Company
2,000,000 5.150%,  2/15/2035 2,000,943
Australia & New Zealand Banking
Group, Ltd.
1,450,000 2.950%,  7/22/2030
b,c
1,448,406
Aviation Capital Group, LLC
1,550,000 5.125%,  4/10/2030
c
1,564,639
Avolon Holdings Funding, Ltd.
900,000 4.950%,  1/15/2028
c
904,701
2,600,000 5.750%,  11/15/2029
c
2,676,377
Banco Santander Mexico SA
900,000 5.621%,  12/10/2029
c
916,650
Banco Santander SA
2,400,000 5.294%,  8/18/2027 2,440,379
1,600,000 5.439%,  7/15/2031 1,662,072
Bank of America Corporation
1,075,000 3.974%,  2/7/2030
b
1,058,132
1,970,000 3.194%,  7/23/2030
b
1,875,224
1,675,000 5.162%,  1/24/2031
b
1,716,791
2,750,000 2.572%,  10/20/2032
b
2,423,743
3,800,000 4.571%,  4/27/2033
b
3,739,470
1,600,000 5.468%,  1/23/2035
b
1,643,742
4,750,000 5.511%,  1/24/2036
b
4,884,019
6,000,000 2.482%,  9/21/2036
b
5,084,099
1,800,000 4.244%,  4/24/2038
b
1,638,836
Bank of Montreal
3,150,000 5.511%,  6/4/2031 3,293,697
Bank of New York Mellon
Corporation
2,900,000 4.942%,  2/11/2031
b
2,961,389
Barclays plc
3,100,000 6.125%,  12/15/2025
b,d,f
3,101,181

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Financials  35.9% - continued
$ 2,150,000 4.837%,  9/10/2028
b
$ 2,166,595
1,150,000 9.625%,  12/15/2029
b,f
1,277,314
1,100,000 5.367%,  2/25/2031
b
1,123,635
2,600,000 2.645%,  6/24/2031
b
2,348,425
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
950,000 7.625%,  2/11/2035
b,c
975,460
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
750,000 5.250%,  9/10/2029
c
760,440
Berkshire Hathaway Finance
Corporation
4,000,000 2.850%,  10/15/2050 2,581,256
950,000 4.250%,  1/15/2049 803,644
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,608,809
1,700,000 4.950%,  9/26/2027 1,691,578
Blackstone Reg Finance
Company, LLC
3,100,000 5.000%,  12/6/2034 3,086,130
Blackstone Secured Lending Fund
1,175,000 5.875%,  11/15/2027 1,199,351
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,980,955
850,000 6.600%,  9/15/2029 874,606
Blue Owl Technology Finance
Corporation
3,000,000 3.750%,  6/17/2026
c
2,941,080
BNP Paribas SA
1,650,000 8.500%,  8/14/2028
b,c,f
1,744,824
1,550,000 4.792%,  5/9/2029
b,c
1,557,915
1,900,000 5.497%,  5/20/2030
b,c
1,950,953
2,000,000 5.786%,  1/13/2033
b,c
2,080,608
BPCE SA
1,000,000 6.612%,  10/19/2027
b,c
1,023,653
2,250,000 5.876%,  1/14/2031
b,c
2,333,898
1,650,000 6.508%,  1/18/2035
b,c
1,712,897
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,418,889
Brown & Brown, Inc.
250,000 6.250%,  6/23/2055 257,702
1,050,000 5.250%,  6/23/2032 1,070,898
Capital One Financial Corporation
3,900,000 6.312%,  6/8/2029
b
4,093,827
2,375,000 6.183%,  1/30/2036
b
2,417,862
Capital One NA
2,990,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,063,434
Centene Corporation
3,605,000 3.375%,  2/15/2030 3,320,326
Charles Schwab Corporation
1,550,000 4.000%,  12/1/2030
b,f
1,437,872
Citadel Securities Global Holdings,
LLC
250,000 6.200%,  6/18/2035
c
256,506
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,991,910
2,500,000 4.075%,  4/23/2029
b
2,475,214
2,450,000 5.174%,  2/13/2030
b
2,499,572
Principal
Amount Long-Term Fixed Income  97.5% Value
Financials  35.9% - continued
$ 2,150,000 6.950%,  2/15/2030
b,f
$ 2,195,836
3,900,000 3.057%,  1/25/2033
b
3,485,474
2,350,000 5.449%,  6/11/2035
b
2,400,362
3,350,000 6.020%,  1/24/2036
b
3,440,173
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,657,187
1,425,000 5.718%,  7/23/2032
b
1,474,213
CME Group, Inc.
2,200,000 4.400%,  3/15/2030 2,215,509
Comerica, Inc.
1,600,000 5.625%,  7/1/2025
b,d,f
1,600,000
COPT Defense Properties, LP
1,675,000 2.250%,  3/15/2026 1,643,057
Corebridge Financial, Inc.
1,550,000 6.375%,  9/15/2054
b
1,544,854
1,650,000 3.850%,  4/5/2029 1,616,673
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
c
1,723,945
2,050,000 5.200%,  6/24/2029
c
2,097,784
Cousins Properties, LP
1,000,000 5.375%,  2/15/2032 1,010,407
Credit Suisse Group AG
2,450,000 5.250%,  N/A
*,g
165,375
2,500,000 7.250%,  N/A
*,g
168,750
1,950,000 7.500%,  N/A
*,g
131,625
Deutsche Bank AG/New York, NY
3,400,000 5.373%,  1/10/2029
b
3,459,682
2,550,000 4.999%,  9/11/2030
b
2,569,309
2,500,000 5.297%,  5/9/2031
b
2,539,051
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,116,040
1,200,000 5.700%,  2/15/2055 1,162,864
1,250,000 6.100%,  10/15/2052 1,273,836
1,500,000 4.750%,  2/15/2033 1,490,590
EPR Properties
1,726,000 4.950%,  4/15/2028 1,722,645
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,074,524
Fairfax Financial Holdings, Ltd.
2,650,000 6.100%,  3/15/2055 2,595,675
Fifth Third Bancorp
1,550,000 4.895%,  9/6/2030
b,d
1,567,194
First-Citizens Bank & Trust
Company
4,350,000 6.125%,  3/9/2028 4,512,587
Fortitude Group Holdings, LLC
2,575,000 6.250%,  4/1/2030
c
2,649,185
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
h,i
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 972,179
Goldman Sachs Group, Inc.
2,200,000
7.560%,  (H15T 5Y +
3.224%), 8/10/2025
b,f
2,204,385
2,700,000 4.223%,  5/1/2029
b
2,684,608
5,050,000 5.207%,  1/28/2031
b
5,168,209
4,700,000 3.102%,  2/24/2033
b
4,230,219
2,450,000 5.536%,  1/28/2036
b
2,512,447
High Street Funding Trust III
1,250,000 5.807%,  2/15/2055
c
1,213,068

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Financials  35.9% - continued
Highwoods Realty, LP
$ 1,050,000 4.125%,  3/15/2028 $ 1,027,729
2,100,000 4.200%,  4/15/2029 2,042,224
HSBC Holdings plc
2,970,000 4.041%,  3/13/2028
b
2,945,563
Huntington Bancshares, Inc./OH
3,000,000 5.709%,  2/2/2035
b
3,065,808
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 936,273
1,750,000 5.450%,  8/15/2030 1,810,968
1,500,000 2.000%,  8/15/2031 1,277,175
Jane Street Group/JSG Finance,
Inc.
3,400,000 6.750%,  5/1/2033
c
3,495,900
JPMorgan Chase & Company
2,700,000 6.875%,  6/1/2029
b,d,f
2,849,904
2,150,000 6.500%,  4/1/2030
b,f
2,220,464
2,600,000 4.995%,  7/22/2030
b
2,647,482
1,050,000 5.103%,  4/22/2031
b
1,076,044
2,200,000 2.956%,  5/13/2031
b
2,034,340
1,200,000 2.580%,  4/22/2032
b
1,071,689
2,550,000 4.586%,  4/26/2033
b
2,523,845
2,550,000 4.912%,  7/25/2033
b
2,564,763
2,000,000 5.717%,  9/14/2033
b
2,084,595
900,000 5.336%,  1/23/2035
b
921,267
3,100,000 4.946%,  10/22/2035
b
3,067,527
KeyCorp
1,850,000 6.401%,  3/6/2035
b
1,973,403
Kilroy Realty, LP
2,050,000 4.250%,  8/15/2029 1,980,029
900,000 6.250%,  1/15/2036 897,275
Kimco Realty OP, LLC
1,000,000 6.400%,  3/1/2034 1,088,263
Lloyds Banking Group plc
1,500,000 5.985%,  8/7/2027
b
1,522,738
1,375,000 5.087%,  11/26/2028
b
1,393,067
750,000 6.068%,  6/13/2036
b
771,074
LPL Holdings, Inc.
1,100,000 5.150%,  6/15/2030 1,113,639
2,900,000 4.375%,  5/15/2031
c
2,774,672
1,350,000 5.650%,  3/15/2035 1,357,321
Macquarie Airfinance Holdings,
Ltd.
1,350,000 5.200%,  3/27/2028
c
1,365,043
925,000 6.400%,  3/26/2029
c
965,657
375,000 6.500%,  3/26/2031
c
396,868
Massachusetts Mutual Life
Insurance Company
3,600,000 3.200%,  12/1/2061
c
2,173,420
MetLife, Inc.
1,600,000 6.350%,  3/15/2055
b
1,643,403
Mitsubishi UFJ Financial Group,
Inc.
1,800,000 5.159%,  4/24/2031
b
1,842,740
2,750,000 5.133%,  7/20/2033
b
2,784,334
Mizuho Financial Group, Inc.
1,200,000 5.098%,  5/13/2031
b
1,222,218
1,100,000 1.979%,  9/8/2031
b
962,347
Morgan Stanley
1,300,000 5.449%,  7/20/2029
b
1,336,986
2,650,000 5.656%,  4/18/2030
b
2,752,583
Principal
Amount Long-Term Fixed Income  97.5% Value
Financials  35.9% - continued
$ 2,500,000 5.230%,  1/15/2031
b
$ 2,559,233
2,600,000 3.622%,  4/1/2031
b
2,493,289
2,800,000 5.192%,  4/17/2031
b
2,870,363
2,350,000 1.794%,  2/13/2032
b
2,010,530
2,250,000 2.943%,  1/21/2033
b
2,008,112
1,050,000 4.889%,  7/20/2033
b
1,051,059
3,600,000 6.342%,  10/18/2033
b
3,908,548
1,400,000 6.627%,  11/1/2034
b
1,543,219
1,600,000 5.466%,  1/18/2035
b
1,636,880
1,650,000 5.587%,  1/18/2036
b
1,693,750
800,000 5.664%,  4/17/2036
b
828,998
Nationwide Building Society
2,300,000 6.557%,  10/18/2027
b,c
2,358,093
Nationwide Mutual Insurance
Company
1,725,000 4.350%,  4/30/2050
c
1,328,689
NatWest Group plc
3,650,000 5.115%,  5/23/2031
b
3,709,729
2,850,000 3.032%,  11/28/2035
b
2,571,200
New York Life Insurance Company
1,800,000 3.750%,  5/15/2050
c
1,329,747
Nippon Life Insurance Company
1,750,000 6.500%,  4/30/2055
b,c
1,811,575
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,342,979
1,625,000 3.625%,  10/1/2029 1,546,864
Omnis Funding Trust
850,000 6.722%,  5/15/2055
c
880,834
Phillips Edison Grocery Center
Operating Partnership I, LP
2,550,000 5.250%,  8/15/2032 2,574,157
PNC Financial Services Group,
Inc.
2,300,000 5.222%,  1/29/2031
b
2,360,411
3,000,000 5.068%,  1/24/2034
b
3,014,930
2,100,000 6.875%,  10/20/2034
b
2,347,594
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
126,716
4.781%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
115,696
Prudential Financial, Inc.
2,250,000 3.700%,  10/1/2050
b
2,052,280
Regency Centers, LP
2,250,000 3.700%,  6/15/2030 2,175,105
750,000 5.250%,  1/15/2034 760,921
1,700,000 5.100%,  1/15/2035 1,703,790
Regions Financial Corporation
1,900,000 5.722%,  6/6/2030
b
1,962,325
1,400,000 5.502%,  9/6/2035
b
1,403,501
RGA Global Funding
4,000,000 6.000%,  11/21/2028
c
4,195,651
1,100,000 5.500%,  1/11/2031
c
1,134,540
Royal Bank of Canada
3,300,000 6.750%,  8/24/2085
b
3,302,442
Santander Holdings USA, Inc.
1,025,000 6.124%,  5/31/2027
b
1,036,526
Societe Generale SA
3,050,000 10.000%,  11/14/2028
b,c,f
3,328,599
2,900,000 5.512%,  5/22/2031
b,c
2,957,430
5,050,000 6.100%,  4/13/2033
b,c
5,249,422

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Financials  35.9% - continued
Standard Chartered plc
$ 1,050,000 5.688%,  5/14/2028
b,c
$ 1,071,048
State Street Corporation
2,850,000 4.729%,  2/28/2030 2,893,226
Sumitomo Mitsui Financial Group,
Inc.
2,850,000 5.808%,  9/14/2033
d
3,024,454
Synchrony Bank
2,150,000 5.625%,  8/23/2027
d
2,192,584
Toronto-Dominion Bank
1,750,000 5.146%,  9/10/2034
b
1,755,023
Truist Financial Corporation
1,350,000 5.435%,  1/24/2030
b
1,390,463
4,300,000 5.071%,  5/20/2031
b
4,365,357
U.S. Bancorp
2,350,000 5.775%,  6/12/2029
b
2,440,262
1,100,000 5.384%,  1/23/2030
b
1,132,580
2,350,000 5.046%,  2/12/2031
b
2,392,191
1,000,000 5.678%,  1/23/2035
b
1,038,176
UBS Group AG
2,850,000 4.875%,  2/12/2027
b,c,f
2,772,039
250,000 3.091%,  5/14/2032
b,c
226,941
5,850,000 6.537%,  8/12/2033
b,c
6,362,967
1,650,000 9.250%,  11/13/2033
b,c,f
1,908,078
UnitedHealth Group, Inc.
1,450,000 5.875%,  2/15/2053 1,452,783
2,600,000 4.950%,  5/15/2062 2,231,174
740,000 4.750%,  7/15/2045 654,758
1,975,000 4.450%,  12/15/2048 1,635,169
Unum Group
2,350,000 4.046%,  8/15/2041
c
1,877,477
Ventas Realty, LP
1,150,000 5.100%,  7/15/2032 1,163,119
3,800,000 5.000%,  1/15/2035 3,734,980
Wells Fargo & Company
2,250,000 4.970%,  4/23/2029
b
2,281,484
2,350,000 5.198%,  1/23/2030
b
2,407,110
2,450,000 5.244%,  1/24/2031
b
2,513,302
2,750,000 4.478%,  4/4/2031
b
2,737,023
2,400,000 5.150%,  4/23/2031
b
2,457,991
2,800,000 4.897%,  7/25/2033
b
2,800,544
2,100,000 6.491%,  10/23/2034
b
2,295,365
Welltower OP, LLC
1,550,000 5.125%,  7/1/2035 1,556,035
Total 452,211,868
Foreign Government  0.6%
Dominican Republic Government
International Bond
2,450,000 6.000%,  7/19/2028
c
2,486,750
2,125,000 6.000%,  2/22/2033
c
2,096,100
Petroleos Mexicanos
3,000,000 5.950%,  1/28/2031 2,712,091
Total 7,294,941
Mortgage-Backed Securities  2.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
18,868,604 5.500%,  5/1/2055 18,977,658
Principal
Amount Long-Term Fixed Income  97.5% Value
Mortgage-Backed Securities  2.0% - continued
$ 6,761,326 5.500%,  7/1/2053 $ 6,810,824
Total 25,788,482
Technology  6.7%
Accenture Capital, Inc.
775,000 4.500%,  10/4/2034 754,241
Alphabet, Inc.
2,350,000 5.300%,  5/15/2065 2,300,984
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,188,443
2,250,000 3.950%,  8/8/2052 1,793,418
1,420,000 3.750%,  9/12/2047 1,120,487
Broadcom, Inc.
1,000,000 5.150%,  11/15/2031 1,028,777
2,350,000 3.137%,  11/15/2035
c
1,982,082
4,050,000 3.187%,  11/15/2036
c
3,357,411
2,200,000 4.926%,  5/15/2037
c
2,135,153
Cisco Systems, Inc.
1,500,000 5.300%,  2/26/2054 1,454,655
Dell International, LLC/EMC
Corporation
2,575,000 4.850%,  2/1/2035
d
2,484,867
464,000 8.350%,  7/15/2046 591,839
Equinix Europe 2 Financing
Corporation, LLC
2,800,000 5.500%,  6/15/2034 2,867,523
Equinix, Inc.
2,200,000 2.000%,  5/15/2028 2,058,462
Fiserv, Inc.
1,750,000 2.650%,  6/1/2030 1,603,868
3,000,000 5.600%,  3/2/2033 3,110,716
3,200,000 5.150%,  8/12/2034 3,211,698
Foundry JV Holdco, LLC
2,900,000 6.150%,  1/25/2032
c
3,051,503
3,300,000 5.900%,  1/25/2033
c
3,421,047
Global Payments, Inc.
1,200,000 5.400%,  8/15/2032
d
1,224,888
Hewlett Packard Enterprise
Company
2,025,000 5.000%,  10/15/2034 1,964,287
Intel Corporation
1,800,000 4.100%,  5/11/2047 1,348,315
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,416,110
Mastercard, Inc.
1,000,000 4.850%,  3/9/2033 1,019,002
2,550,000 4.550%,  1/15/2035 2,507,753
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,117,535
Micron Technology, Inc.
2,850,000 6.050%,  11/1/2035 2,982,709
Microsoft Corporation
2,000,000 2.500%,  9/15/2050 1,227,241
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,103,229
1,560,000 3.950%,  3/25/2051 1,151,428
1,300,000 5.250%,  2/3/2032 1,333,522
3,300,000 6.250%,  11/9/2032 3,571,120
1,700,000 4.300%,  7/8/2034 1,614,598
2,650,000 4.000%,  7/15/2046 2,043,814

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Technology  6.7% - continued
Paychex, Inc.
$ 2,350,000 5.350%,  4/15/2032 $ 2,413,088
PayPal Holdings, Inc.
2,200,000 5.150%,  6/1/2034 2,234,600
Roper Technologies, Inc.
2,700,000 4.900%,  10/15/2034 2,662,640
Synopsys, Inc.
1,800,000 5.000%,  4/1/2032 1,823,281
2,500,000 5.150%,  4/1/2035 2,519,848
Texas Instruments, Inc.
2,400,000 5.000%,  3/14/2053 2,213,707
VeriSign, Inc.
1,750,000 5.250%,  6/1/2032 1,783,452
VMware, LLC
1,850,000 2.200%,  8/15/2031 1,605,685
Total 84,399,026
Transportation  2.5%
Air Canada
1,600,000 3.875%,  8/15/2026
c
1,583,839
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
406,667 5.500%,  4/20/2026
c,d
405,734
1,950,000 5.750%,  4/20/2029
c
1,948,289
Burlington Northern Santa Fe, LLC
850,000 5.800%,  3/15/2056 874,665
2,000,000 4.700%,  9/1/2045 1,803,139
2,200,000 4.050%,  6/15/2048 1,777,488
Canadian Pacific Railway
Company
2,957,000 4.700%,  5/1/2048 2,608,142
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
3,100,000 4.750%,  10/20/2028
c
3,107,189
ERAC USA Finance, LLC
2,530,000 4.200%,  11/1/2046
c
2,071,609
FedEx Corporation
1,750,000 3.250%,  5/15/2041
c
1,255,097
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
1,600,000 6.500%,  6/20/2027
c
1,602,099
Norfolk Southern Corporation
4,500,000 4.450%,  3/1/2033 4,402,754
United Airlines Pass Through Trust
750,728 3.750%,  9/3/2026 738,099
United Airlines, Inc.
2,273,000 4.375%,  4/15/2026
c
2,257,973
3,000,000 4.625%,  4/15/2029
c
2,911,996
United Parcel Service, Inc.
2,400,000 5.950%,  5/14/2055 2,462,866
Total 31,810,978
U.S. Government & Agencies  4.5%
U.S. Treasury Bonds
6,000,000 4.625%,  2/15/2055 5,840,625
19,400,000 4.750%,  5/15/2055 19,290,875
7,000,000 4.625%,  2/15/2035 7,222,031
17,500,000 4.375%,  8/15/2043 16,680,371
Principal
Amount Long-Term Fixed Income  97.5% Value
U.S. Government & Agencies  4.5% - continued
U.S. Treasury Notes
$ 5,000,000 4.125%,  3/31/2032 $ 5,044,336
2,400,000 4.500%,  11/15/2033 2,465,250
Total 56,543,488
Utilities  8.2%
AES Corporation
1,300,000 7.600%,  1/15/2055
b
1,338,480
American Electric Power
Company, Inc.
2,075,000 7.050%,  12/15/2054
b
2,155,356
1,250,000 5.625%,  3/1/2033 1,299,427
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,200,108
Arizona Public Service Company
2,050,000 5.550%,  8/1/2033 2,097,985
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,508,702
CenterPoint Energy, Inc.
1,275,000 7.000%,  2/15/2055
b
1,334,441
2,500,000 6.700%,  5/15/2055
b
2,522,997
1,750,000 2.950%,  3/1/2030 1,629,592
2,150,000 2.650%,  6/1/2031 1,916,891
Commonwealth Edison Company
1,050,000 5.650%,  6/1/2054 1,040,376
Consolidated Edison Company of
New York, Inc.
1,876,000 3.850%,  6/15/2046 1,449,341
2,250,000 4.125%,  5/15/2049 1,775,506
Constellation Energy Generation,
LLC
2,100,000 5.800%,  3/1/2033 2,220,557
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,363,877
Dominion Energy, Inc.
1,550,000 6.875%,  2/1/2055
b
1,630,575
1,000,000 4.350%,  1/15/2027
b,f
981,934
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,192,349
2,350,000 5.200%,  4/1/2030 2,404,721
1,550,000 5.850%,  6/1/2034 1,621,344
Duke Energy Corporation
2,450,000 3.250%,  1/15/2082
b
2,351,025
1,750,000 3.500%,  6/15/2051 1,201,832
1,850,000 5.800%,  6/15/2054 1,806,332
3,000,000 5.000%,  8/15/2052 2,630,112
1,500,000 6.450%,  9/1/2054
b
1,541,719
2,200,000 3.750%,  9/1/2046 1,628,982
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,379,989
2,850,000 5.875%,  3/15/2055 2,843,607
FirstEnergy Corporation
2,730,000 3.900%,  7/15/2027 2,699,391
2,800,000 4.850%,  7/15/2047 2,379,227
FirstEnergy Transmission, LLC
2,800,000 2.866%,  9/15/2028
c
2,667,657
2,150,000 5.450%,  7/15/2044
c
2,048,889
Florida Power & Light Company
650,000 5.300%,  6/15/2034 669,978

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  97.5% Value
Utilities  8.2% - continued
Georgia Power Company
$ 800,000 5.250%,  3/15/2034 $ 815,863
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 981,530
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,353,143
Nevada Power Company
825,000 6.000%,  3/15/2054 838,745
NextEra Energy Capital Holdings,
Inc.
2,050,000 6.750%,  6/15/2054
b
2,126,814
1,650,000 5.300%,  3/15/2032 1,699,580
Niagara Mohawk Power
Corporation
2,050,000 5.996%,  7/3/2055
c
2,050,000
NiSource, Inc.
2,350,000 5.850%,  4/1/2055 2,325,341
1,050,000 5.200%,  7/1/2029 1,077,910
750,000 5.350%,  7/15/2035 756,152
1,170,000 4.375%,  5/15/2047 961,861
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,337,499
Pacific Gas and Electric Company
1,400,000 3.300%,  12/1/2027 1,354,438
3,300,000 4.550%,  7/1/2030 3,220,876
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,350,297
Public Service Company of
Colorado
1,300,000 4.500%,  6/1/2052 1,060,193
Public Service Enterprise Group,
Inc.
1,750,000 5.200%,  4/1/2029 1,798,878
1,350,000 5.400%,  3/15/2035 1,365,892
San Diego Gas & Electric
Company
800,000 5.400%,  4/15/2035 816,886
Southern California Edison
Company
1,600,000 5.450%,  3/1/2035
d
1,570,583
Southern Company
2,500,000 5.700%,  10/15/2032 2,625,994
1,700,000 4.000%,  1/15/2051
b
1,690,176
1,650,000 3.750%,  9/15/2051
b
1,627,265
Southern Company Gas Capital
Corporation
2,550,000 4.950%,  9/15/2034 2,524,020
Virginia Electric and Power
Company
1,000,000 5.550%,  8/15/2054 967,920
2,200,000 5.000%,  1/15/2034 2,202,650
Vistra Operations Company, LLC
1,450,000 5.050%,  12/30/2026
c
1,457,089
Xcel Energy, Inc.
1,600,000 5.600%,  4/15/2035 1,633,459
Total 103,124,353
Total Long-Term Fixed Income
(cost $1,253,921,043) 1,227,368,312
Shares
Collateral Held for Securities
Loaned 1.2% Value
14,496,820 Thrivent Cash Management Trust $ 14,496,820
Total Collateral Held for
Securities Loaned
(cost $14,496,820) 14,496,820
Shares Preferred Stock 0.3% Value
Capital Goods  0.3%
60,000 Boeing Company, Convertible,
6.000% 4,080,000
Total 4,080,000
Total Preferred Stock
(cost $3,154,394) 4,080,000
Shares Common Stock <0.1% Value
Financials  <0.1%
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments 1.6% Value
Federal Home Loan Bank Discount
Notes
400,000 4.205%, 7/11/2025
k,l
399,490
500,000 4.215%, 7/16/2025
k,l
499,074
State Street Institutional U.S.
Government Money Market
Fund
18,985,966 4.268%
k
18,985,966
Total Short-Term Investments
(cost $19,884,621) 19,884,530
Total Investments (cost
$1,291,456,878) 100.6% $1,265,829,662
Other Assets and Liabilities, Net
(0.6%) (7,329,317)
Total Net Assets 100.0% $1,258,500,345
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $243,488,455 or 19.3%
of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

h Principal amount is displayed in Euros.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of June 30, 2025 was $465,750 or 0.04% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  7/9/2018 $ 1,950,000
Credit Suisse Group AG  8/4/2020 2,450,000
Credit Suisse Group AG  5/17/2021 2,765,679
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 13,828,864
Total lending $13,828,864
Gross amount payable upon return of
collateral for securities loaned $14,496,820
Net amounts due to counterparty $667,956
Definitions:
DAC - Designated Activity Company
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 23,956,517
Gross unrealized depreciation (48,226,235)
Net unrealized appreciation (depreciation) $ (24,269,718)
Cost for federal income tax purposes $ 1,291,081,420

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 42,179 – 42,179 –
Basic Materials 25,192,538 – 25,192,538 –
Capital Goods 58,272,813 – 58,272,813 –
Collateralized Mortgage Obligations 12,557,748 – 12,557,748 –
Commercial Mortgage-Backed Securities 3,710,821 – 3,710,821 –
Communications Services 88,591,736 – 88,591,736 –
Consumer Cyclical 82,668,510 – 82,668,510 –
Consumer Non-Cyclical 118,978,976 – 118,978,976 –
Energy 76,179,855 – 76,179,855 –
Financials @ 452,211,868 – 452,211,868 –
Foreign Government 7,294,941 – 7,294,941 –
Mortgage-Backed Securities 25,788,482 – 25,788,482 –
Technology 84,399,026 – 84,399,026 –
Transportation 31,810,978 – 31,810,978 –
U.S. Government & Agencies 56,543,488 – 56,543,488 –
Utilities 103,124,353 – 103,124,353 –
Preferred Stock
Capital Goods 4,080,000 4,080,000 – –
Common Stock
Financials @ 0 – – 0
Short-Term Investments 19,884,530 18,985,966 898,564 –
Subtotal Investments in Securities $1,251,332,842 $23,065,966 $1,228,266,876 $0
Other Investments  * Total
Collateral Held for Securities Loaned 14,496,820
Subtotal Other Investments $14,496,820
Total Investments at Value $1,265,829,662
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 982,040 982,040 – –
Total Asset Derivatives $982,040 $982,040 $– $–

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $898,564 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 124 September 2025 $ 13,746,915 $ 571,210
Ultra 10-Yr. U.S. Treasury Note 125 September 2025 13,872,374 410,830
Total Futures Long Contracts $ 27,619,289 $ 982,040
Total Futures Contracts $ 27,619,289 $982,040
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 982,040
Total Interest Rate Contracts 982,040
Total Asset Derivatives $982,040
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (770,285)
Total Interest Rate Contracts
(770,285)
Total ($770,285)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,481,628
Total Interest Rate Contracts 1,481,628
Total $1,481,628
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $29,669,583

Income Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $4,701 $71,252 $75,953 $– – –
Total Affiliated Short-Term Investments 4,701 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,182 85,948 89,633 14,497 14,497 1.2%
Total Collateral Held for Securities Loaned 18,182 14,497 1.2
Total Value $22,883 $14,497
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $73
Total Income/Non Cash Income from Affiliated
Investments $73
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $– $– $ –

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 89.8% Value
Australia  6.0%
12,469 Amotiv, Ltd. $ 65,753
4,880 Ansell, Ltd. 97,294
306,140 APA Group 1,646,044
18,613 Arena REIT 45,477
341,566 Aurizon Holdings, Ltd. 681,308
53,870 Austal, Ltd.
a
223,147
230,767 Australia and New Zealand
Banking Group, Ltd. 4,425,371
412,165 BHP Group, Ltd. 9,915,703
20,527 BlueScope Steel, Ltd. 312,802
308,994 Brambles, Ltd. 4,772,042
10,166 Breville Group, Ltd. 197,496
59,899 BWP Trust 138,954
30,183 Challenger, Ltd. 160,627
76,629 Charter Hall Retail REIT 193,717
11,863 Codan, Ltd. 156,930
10,415 Coles Group, Ltd. 142,812
95,519 Commonwealth Bank of Australia 11,625,456
23,790 Computershare, Ltd. 624,109
9,242 Credit Corp Group, Ltd. 82,199
34,451 CSL, Ltd. 5,441,904
89,564 Deterra Royalties, Ltd. 221,783
86,911 Dexus Industria REIT 155,429
436,941 DEXUS Property Group 1,917,713
11,611 Downer EDI, Ltd. 48,261
391,900 Dyno Nobel, Ltd. 693,655
70,641 Endeavour Group, Ltd. 186,466
32,196 Evolution Mining, Ltd. 167,622
534,333 GPT Group 1,705,897
18,011 Helia Group, Ltd. 66,770
208,157 HomeCo Daily Needs REIT 172,108
370 HUB24, Ltd. 21,714
54,426 Inghams Group, Ltd. 127,174
572,200 Insurance Australia Group, Ltd. 3,401,743
51,019 IPH, Ltd. 153,713
36,393 JB Hi-Fi, Ltd. 2,644,546
3,707 Mineral Resources, Ltd.
a
52,668
201,922 Mirvac Group 292,981
151,624 National Australia Bank, Ltd. 3,929,761
22,927 Netwealth Group, Ltd. 506,997
72,211 New Hope Corporation, Ltd. 175,849
166,485 Nickel Industries, Ltd. 76,299
61,651 NRW Holdings, Ltd. 121,352
47,637 Orica, Ltd. 611,681
385,280 Perenti, Ltd. 411,553
199,271 Perseus Mining, Ltd. 452,582
8,205 Pro Medicus, Ltd. 1,535,441
818,315 QBE Insurance Group, Ltd. 12,601,341
5,881 Ramsay Health Care, Ltd. 142,075
67,966 Region Group 98,546
205,399 Regis Resources, Ltd.
a
602,860
145,275 Reliance Worldwide Corporation,
Ltd. 391,925
91,833 Rio Tinto, Ltd. 6,500,885
12,434 Sims, Ltd. 125,655
5,987 Sonic Healthcare, Ltd. 105,678
79,368 Stanmore Resources, Ltd. 97,723
106,040 Steadfast Group, Ltd. 419,988
20,338 Super Retail Group, Ltd. 190,661
150,943 Technology One, Ltd. 4,068,769
957,156 Telstra Corporation, Ltd. 3,052,010
190,514 Ventia Services Group, Pty. Ltd. 649,773
248,368 Waypoint REIT, Ltd. 402,394
46,414 Wesfarmers, Ltd. 2,590,244
170,766 Westpac Banking Corporation 3,805,782
Shares Common Stock  89.8% Value
Australia  6.0%  - continued
95,349 Worley, Ltd. $ 821,055
Total 97,468,267
Austria  <0.1%
25,366 ams OSRAM AG
a
341,896
1,211 Erste Group Bank AG 103,087
4,387 Porr AG 146,416
Total 591,399
Belgium  0.5%
6,849 Ackermans & van Haaren NV 1,753,357
2,006 Aedifica SA 156,527
83,425 Anheuser-Busch InBev NV 5,739,688
7,691 Bekaert SA 318,196
431 Deme Group NV 65,603
2,056 Elia System Operator SA 237,457
765 Montea NV 58,803
10,788 Umicore SA 159,207
Total 8,488,838
Bermuda  0.3%
104,000 Cafe de Coral Holdings, Ltd. 91,741
729 Credicorp, Ltd. 162,946
1,655 Flow Traders, Ltd.
a
53,781
58,100 Hongkong Land Holdings, Ltd. 335,237
68,200 Jardine Matheson Holdings, Ltd. 3,277,877
18,509 Odfjell Drilling, Ltd. 122,496
137,000 Yue Yuen Industrial Holdings, Ltd. 210,170
Total 4,254,248
Brazil  0.4%
332,200 Ambev SA 812,600
7,800 Banco ABC Brasil SA 32,216
12,263 Banco Bradesco SA ADR 37,893
138,800 Banco do Brasil SA 566,379
14,000 Banco do Estado do Rio Grande
do Sul SA 29,891
69,170 Companhia Energetica de Minas
Gerais ADR 135,573
1,612 Companhia Paranaense de Energia
- COPEL ADR 13,734
29,900 CPFL Energia SA 223,985
56,900 Cury Construtora e Incorporadora
SA 309,996
7,300 Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 35,135
25,400 Direcional Engenharia SA 190,368
824 Embraer SA ADR 46,894
11,800 Equatorial Energia SA 78,861
53,163 Gerdau SA ADR 155,236
159,211 Itau Unibanco Holding SA ADR 1,081,043
102,600 Magazine Luiza SA 186,010
14,100 Metalurgica Gerdau SA 23,149
26,146 Petroleo Brasileiro SA - Petrobras
ADR 327,086
71,560 Telefonica Brasil SA 408,173
33,100 TIM SA/Brazil 133,360
15,800 Tupy SA 53,393
90,431 Vale SA ADR 878,085
Total 5,759,060

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Cayman Islands  1.7%
127,000 3SBio, Inc.
b
$ 383,942
150,500 AAC Technologies Holdings, Inc. 783,029
303,600 Alibaba Group Holding, Ltd. 4,297,746
529,000 China Feihe, Ltd.
b
385,875
376,000 China Mengniu Dairy Company,
Ltd. 775,019
199,500 China Resources Land, Ltd. 679,255
191,000 Consun Pharmaceutical Group,
Ltd. 275,802
377,000 Geely Automobile Holdings, Ltd. 769,534
474,500 Greentown China Holdings, Ltd. 574,367
10,482 Hello Group, Inc. ADR 88,468
68,533 JD.com, Inc. 1,119,302
267,500 Kingboard Holdings, Ltd. 856,969
53,552 Meituan
a,b
861,440
17,000 NetDragon Websoft Holdings, Ltd. 23,310
11,867 NetEase, Inc. ADR 1,597,061
32,553 NU Holdings, Ltd./Cayman Islands
a
446,627
6,217 PDD Holdings, Inc. ADR
a
650,671
22,600 Pop Mart International Group, Ltd.
b
769,964
1,130,500 Shui On Land, Ltd. 103,791
142,000 Sino Biopharmaceutical, Ltd. 95,529
128,724 Tencent Holdings, Ltd. 8,294,410
102,000 Tingyi (Cayman Islands) Holding
Corporation 149,738
262,000 VSTECS Holdings, Ltd. 260,496
2,676,500 WH Group, Ltd.
b
2,579,589
11,000 WuXi Biologics (Cayman), Inc.
a,b
36,145
190,800 Xiaomi Corporation
a,b
1,468,728
156,500 Zhongsheng Group Holdings, Ltd. 242,060
Total 28,568,867
Chile  0.1%
6,075 Banco de Chile ADR 184,802
4,657 Banco de Credito e Inversiones SA 196,652
3,178 Banco Santander Chile SA ADR 80,149
90,168 Cencosud SA
c
306,811
687,304 Colbun SA 110,581
Total 878,995
China  1.1%
66,500 Agricultural Bank of China, Ltd.,
Class A 54,580
483,000 Agricultural Bank of China, Ltd.,
Class H 345,160
183,500 Anhui Conch Cement Company,
Ltd., Class H 467,468
56,900 Avary Holding Shenzhen Company,
Ltd. 254,684
968,000 BAIC Motor Corporation, Ltd.
a,b
239,628
223,000 Bank of Communications Company,
Ltd., Class H 207,802
319,800 BOE Technology Group Company,
Ltd. 178,155
27,500 BYD Company, Ltd., Class H 428,176
354,200 Changjiang Securities Company,
Ltd. 342,763
1,003,000 China Construction Bank
Corporation, Class H 1,014,983
126,000 China Life Insurance Company,
Ltd. 304,034
70,000 China National Building Material
Company, Ltd. 33,505
Shares Common Stock  89.8% Value
China  1.1%  - continued
55,300 China Southern Airlines Company,
Ltd.
a
$ 45,549
420,100 China Tower Corporation, Ltd.
b
602,290
1,460,000 China United Network
Communications, Ltd. 1,088,737
8,300 CITIC Securities Company, Ltd.,
Class A 32,008
113,500 CITIC Securities Company, Ltd.,
Class H 344,267
132,000 CRRC Corporation, Ltd. 79,768
184,000 Gree Electric Appliances, Inc. of
Zhuhai 1,153,989
47,300 Guosen Securities Company, Ltd. 76,073
169,000 Haier Smart Home Company, Ltd.,
Class H 485,639
900 Huatai Securities Company, Ltd.,
Class A 2,239
180,800 Huatai Securities Company, Ltd.,
Class H
b
367,690
461,700 Huaxia Bank Company, Ltd. 509,777
51,700 Industrial and Commercial Bank of
China, Ltd., Class A 54,778
978,000 Industrial and Commercial Bank of
China, Ltd., Class H 776,587
168,500 Inner Mongolia Yili Industrial Group
Company, Ltd. 656,025
39,800 Legend Holdings Corporation
a,b
45,231
610,000 Lenovo Group, Ltd. 736,998
2,200 Midea Group Company, Ltd. 22,176
61,000 New China Life Insurance
Company, Ltd. 334,021
1,382,000 People's Insurance Company
(Group) of China, Ltd., Class H 1,054,881
72,000 PICC Property and Casualty
Company, Ltd. 139,909
9,200 Ping An Insurance (Group)
Company of China, Ltd., Class A 71,292
239,500 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,528,805
526,500 SAIC Motor Corporation, Ltd. 1,179,057
387,100 SDIC Capital Company, Ltd. 406,499
74,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 57,668
242,000 Sinopharm Group Company, Ltd. 568,085
45,300 Suzhou Dongshan Precision
Manufacturing Company, Ltd. 238,747
145,000 Tong Ren Tang Technologies
Company, Ltd. 91,158
700 WuXi AppTec Company, Ltd., Class
A 6,799
61,800 WuXi AppTec Company, Ltd., Class
H
b
621,731
39,000 Xinhua Winshare Publishing and
Media Company, Ltd. 56,611
111,800 Zhejiang Longsheng Group
Company, Ltd. 158,546
6,500 ZTE Corporation, Class A 29,536
64,200 ZTE Corporation, Class H 199,627
Total 17,693,731
Colombia  0.1%
5,021 Grupo Cibest SA 62,682
16,871 Grupo Cibest SA ADR 779,271
Total 841,953

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Cyprus  <0.1%
18,642 Ros Agro plc GDR
a,d
$ 0
Total 0
Czech Republic  <0.1%
1,499 CEZ AS 88,053
3,885 Komercni Banka AS 188,007
75 Philip Morris CR 62,458
Total 338,518
Denmark  1.8%
228 A.P. Moller - Maersk AS, Class A 420,651
4,272 A.P. Moller - Maersk AS, Class B
e
7,944,633
18,581 ALK-Abello AS
a
548,222
4,448 ChemoMetec AS 410,534
18,996 Danske Bank AS 775,869
1,881 FLSmidth & Company AS 115,285
12,169 Genmab AS
a
2,527,117
82,696 H Lundbeck AS, Class B 475,057
7,240 NKT AS
a
587,409
201,941 Novo Nordisk AS 13,993,310
2,289 Pandora AS 403,311
7,538 Per Aarsleff Holding AS 782,927
2,620 Royal Unibrew AS 214,067
18,256 Scandinavian Tobacco Group AS
b
242,293
4,562 Sydbank AS 338,379
Total 29,779,064
Egypt  <0.1%
15,733 Commercial International Bank
Egypt SAE GDR 26,427
Total 26,427
Finland  0.5%
361,123 Fortum Oyj 6,771,727
6,493 Huhtamaki Oyj 231,990
7,696 Kalmar Oyj 327,380
7,230 Kemira Oyj 167,665
32,208 Kojamo Oyj
a
418,408
1,586 Konecranes Oyj 126,027
Total 8,043,197
France  7.3%
52,824 Air Liquide SA 10,892,400
227,532 AXA SA 11,173,001
163,179 BNP Paribas SA 14,637,478
23,973 Clariane SE
a
146,893
29,668 Compagnie de Saint-Gobain SA 3,485,266
595,184 Credit Agricole SA 11,259,895
64,616 Danone SA 5,287,112
373 Eiffage SA 52,412
679,804 Engie SA 15,977,347
34,743 FORVIA SE
a
353,958
1,966 Hermes International SCA 5,329,578
6,785 ICADE 191,500
20,280 Ipsos SA 1,089,306
25,496 Legrand SA 3,417,201
10,844 LVMH Moet Hennessy Louis Vuitton
SE 5,675,549
17,860 Mercialys SA 224,462
8,090 Renault SA 373,314
32,587 Safran SA 10,627,440
61,892 Schneider Electric SE 16,617,115
2,462 SCOR SE 81,768
Shares Common Stock  89.8% Value
France  7.3%  - continued
1,701 Sopra Steria Group $ 414,730
6,856 SPIE SA 385,518
16,252 Technip Energies NV 683,765
11,137 Valeo SE 122,249
988 Vicat SA 68,453
4,985 Wendel SA 527,231
Total 119,094,941
Germany  7.6%
19,255 Adidas AG 4,494,706
59,897 Allianz SE 24,308,283
13,275 CECONOMY AG
a
56,659
2,101 Dermapharm Holding SE 85,868
122,314 Deutsche Bank AG 3,626,062
64,825 Deutsche Boerse AG 21,177,711
339,284 Deutsche Telekom AG 12,419,052
4,971 Duerr AG 132,608
143,914 E.ON SE 2,651,715
1,604 Eckert & Ziegler SE 129,079
2,312 Freenet AG 75,370
29,595 Fresenius Medical Care AG 1,700,390
2,359 FUCHS SE 130,376
32,507 Heidelberg Materials AG 7,655,317
686 HENSOLDT AG 78,800
2,302 Hornbach Holding AG & Company
KGaA 287,870
4,425 Hugo Boss AG 205,042
1,499 IONOS Group SE
a
70,522
5,129 Jenoptik AG 118,395
12,986 Jungheinrich AG 612,848
1,427 KION Group AG 79,709
2,602 Krones AG 429,521
5,805 LANXESS AG 173,079
3,068 LEG Immobilien SE 273,088
3,068 LEG Immobilien SE, DRIP
a,d
0
3,755 Muenchener Rueckversicherungs-
Gesellschaft AG 2,438,258
3,175 Rheinmetall AG 6,723,713
15,032 SAF-Holland SE 303,174
72,970 SAP SE 22,312,792
23,899 Siemens AG 6,138,672
27,655 Siemens Energy AG
a
3,232,352
5,648 Stabilus SE 184,319
6,021 SUSS MicroTec SE 330,933
13,267 TAG Immobilien AG 236,594
9,465 TeamViewer SE
b
106,817
15,607 ThyssenKrupp AG 168,216
33,632 TUI AG
a
294,728
2,510 Wacker Neuson SE 71,990
Total 123,514,628
Greece  <0.1%
29,293 Eurobank Ergasias Services and
Holdings SA 100,894
18,346 HELLENiQ ENERGY Holdings SA 177,929
12,129 National Bank of Greece SA 154,654
9,358 OPAP SA 212,198
Total 645,675
Hong Kong  1.3%
124,000 China Overseas Grand Oceans
Group, Ltd. 28,193
162,600 China Taiping Insurance Holdings
Company, Ltd. 318,217

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Hong Kong  1.3%  - continued
1,283,500 CK Hutchison Holdings, Ltd. $ 7,903,383
591,000 Henderson Land Development
Company, Ltd. 2,075,590
275,000 Hysan Development Company, Ltd. 494,282
1,119,500 Link REIT 5,996,594
284,000 Sun Hung Kai Properties, Ltd. 3,272,545
194,000 United Laboratories International
Holdings, Ltd. 371,938
38,100 VTech Holdings, Ltd. 276,757
378,000 Yuexiu Property Company, Ltd. 207,655
Total 20,945,154
Hungary  0.1%
56,748 MOL Hungarian Oil & Gas plc 494,377
9,938 OTP Bank Nyrt 794,346
9,556 Richter Gedeon Nyrt 281,676
Total 1,570,399
India  1.7%
1,200 Bajaj Auto, Ltd. 117,211
304,939 Bharat Petroleum Corporation, Ltd. 1,180,828
101,617 Bharti Airtel, Ltd. 2,382,316
2,906 Ceat, Ltd. 124,837
102,610 Chambal Fertilisers and Chemicals,
Ltd. 676,458
73,262 Cipla, Ltd. 1,287,026
3,960 Eicher Motors, Ltd. 261,257
21,476 HCL Technologies, Ltd. 432,999
22,110 HDFC Asset Management
Company, Ltd.
b
1,339,105
82,977 HDFC Bank, Ltd. 1,937,136
23,975 HDFC Life Insurance Company,
Ltd.
b
227,532
22,261 Hero MotoCorp, Ltd. 1,099,851
164,181 Hindalco Industries, Ltd. 1,328,295
2,250 Hindustan Aeronautics, Ltd. 127,807
207,132 Hindustan Petroleum Corporation,
Ltd. 1,058,500
47,829 ICICI Bank, Ltd. ADR 1,608,968
117,168 Indian Oil Corporation, Ltd. 200,872
57,539 Infosys, Ltd. ADR 1,066,198
6,940 InterGlobe Aviation, Ltd.
a,b
484,024
26,834 Jindal Saw, Ltd. 75,409
7,500 JK Tyre & Industries, Ltd. 31,172
5,620 Kotak Mahindra Bank, Ltd. 141,787
2,670 Larsen & Toubro, Ltd. 114,279
22,770 LT Foods, Ltd. 129,215
3,374 LTIMindtree, Ltd.
b
209,276
13,985 Lupin, Ltd. 316,272
10,129 Mahindra & Mahindra, Ltd. 375,961
5,209 Maruti Suzuki India, Ltd. 753,490
357 MRF, Ltd. 592,699
116,525 NMDC, Ltd. 95,180
24,004 Oberoi Realty, Ltd. 533,708
2,477 Oil & Natural Gas Corporation, Ltd. 7,055
7,290 Orient Cement, Ltd. 20,578
1,617 Page Industries, Ltd. 931,673
60,052 Paradeep Phosphates, Ltd.
b
112,091
6,454 Persistent Systems, Ltd. 454,908
2,733 Pidilite Industries, Ltd. 97,399
1,485 PVR Inox, Ltd.
a
16,800
64,235 Reliance Industries, Ltd. 1,124,319
15,066 State Bank of India 144,117
30,875 Tata Consultancy Services, Ltd. 1,246,747
Shares Common Stock  89.8% Value
India  1.7%  - continued
78,192 Tata Motors, Ltd. $ 627,297
74,008 Tech Mahindra, Ltd. 1,456,385
2,744 UltraTech Cement, Ltd. 387,042
12,123 United Spirits, Ltd. 201,898
40,069 Wipro, Ltd. ADR 121,008
22,997 Zydus Lifesciences, Ltd. 265,626
Total 27,524,611
Indonesia  <0.1%
289,000 Bank Central Asia Tbk PT 154,484
Total 154,484
Ireland  0.2%
377,486 AIB Group plc 3,115,345
Total 3,115,345
Isle of Man  <0.1%
17,676 Entain plc 218,928
Total 218,928
Israel  1.1%
94,857 Bank Hapoalim BM 1,822,020
159,568 Bank Leumi Le-Israel BM 2,968,850
36,587 Check Point Software Technologies,
Ltd.
a
8,094,874
5,050 Clal Insurance Enterprises
Holdings, Ltd. 223,386
2,402 Delek Group, Ltd. 497,886
1,087 FIBI Holdings, Ltd. 81,052
686 First International Bank of Israel,
Ltd. 49,690
1,246 Hilan, Ltd. 105,881
1,287 Israel Corporation, Ltd. 430,312
11,851 Ituran Location and Control, Ltd. 458,989
3,971 Matrix IT, Ltd. 138,275
652 NICE, Ltd.
a
110,522
2,979 Oddity Tech, Ltd.
a
224,825
408,786 Oil Refineries, Ltd. 110,335
8,222 One Software Technologies, Ltd. 212,097
35,404 Plus500, Ltd. 1,652,071
12,901 Shufersal, Ltd. 148,280
11,078 Tower Semiconductor, Ltd.
a
481,791
2,512 ZIM Integrated Shipping Services,
Ltd. 40,418
Total 17,851,554
Italy  3.3%
24,934 ACEA SPA 602,792
8,275 Azimut Holding SPA 265,474
8,696 Banca IFIS SPA 232,824
1,203,217 Banca Monte dei Paschi di Siena
SPA 10,205,184
34,095 Banca Popolare di Sondrio SPA 473,481
3,466 Brunello Cucinelli SPA 420,784
71,095 Buzzi SPA 3,942,947
85,076 Enel SPA 807,434
269,696 Eni SPA 4,356,715
236,669 Generali 8,418,701
783,283 Italgas SPA 6,644,388
58,775 Leonardo SPA 3,316,499
2,460 Lottomatica Group SPA 68,271
136,173 OVS SPA
b
593,504
387,078 Pirelli & C. SPA
b,e
2,668,166

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Italy  3.3%  - continued
101,290 Recordati SPA $ 6,366,600
604 Reply SPA 104,384
8,172 Technogym SPA
b
117,088
74,168 UniCredit SPA 4,975,455
Total 54,580,691
Japan  18.4%
75,000 Advantest Corporation 5,559,828
8,700 Ain Holdings, Inc. 328,231
2,400 Alfresa Holdings Corporation 32,828
240,900 Amada Company, Ltd. 2,628,942
2,500 Amano Corporation 77,683
8,200 Anycolor, Inc. 296,176
16,700 AOKI Holdings, Inc. 193,412
29,600 Arcs Company, Ltd. 613,253
6,600 Artience Company, Ltd. 137,876
12,700 Asics Corporation 323,855
3,900 Autobacs Seven Company, Ltd. 38,837
28,900 BayCurrent, Inc. 1,486,745
4,000 BIPROGY, Inc. 167,246
4,800 BML, Inc. 110,192
12,500 Bridgestone Corporation 511,153
28,900 Brother Industries, Ltd. 498,537
8,900 Canon Electronics, Inc. 157,372
11,500 Central Glass Company, Ltd. 236,976
8,300 Chudenko Corporation 191,329
12,400 Chugai Pharmaceutical Company,
Ltd. 647,501
24,400 COMSYS Holdings Corporation 564,218
6,700 Cosmo Energy Holdings Company,
Ltd. 286,812
7,800 Cover Corporation
a
124,359
162,500 Dai Nippon Printing Company, Ltd. 2,466,724
106,000 Dai-ichi Mutual Life Insurance
Company, Ltd. 805,876
15,300 Daiichi Sankyo Company, Ltd. 354,472
180 Daiwa House REIT Investment
Corporation 304,212
574,600 Daiwa Securities Group, Inc. 4,080,825
70,300 Denso Corporation 948,719
4,200 DISCO Corporation 1,244,222
9,200 Doshisha Company, Ltd. 158,183
20,600 Doutor Nichires Holdings
Company, Ltd. 375,139
14,300 DTS Corporation 512,608
2,200 Ebara Corporation 42,191
48,200 Eneos Holdings, Inc. 238,919
7,100 F.C.C. Company, Ltd. 137,479
9,700 Fast Retailing Company, Ltd. 3,325,782
12,700 Ferrotec Holdings Corporation 267,927
6,500 Financial Partners Group Company,
Ltd. 107,733
34,400 FUJIFILM Holdings NPV 744,952
2,800 Fujitsu, Ltd. 67,926
8,400 Fuyo General Lease Company, Ltd. 227,161
10,400 Glory, Ltd. 242,450
8,300 GREE Holdings, Inc. 29,992
7,600 Gunze, Ltd. 188,292
65,100 Hachijuni Bank, Ltd. 528,748
6,300 Hanwa Company, Ltd. 237,320
65,200 Heiwa Corporation 950,582
237,200 Hitachi, Ltd. 6,894,065
650,700 Honda Motor Company, Ltd. 6,274,605
25 Hoshino Resorts REIT, Inc. 41,842
45,900 Hoya Corporation 5,451,181
Shares Common Stock  89.8% Value
Japan  18.4%  - continued
17,800 Hyakugo Bank, Ltd. $ 85,159
57 Ichigo Office REIT Investment
Corporation 36,317
8,100 Iida Group Holdings Company, Ltd. 114,099
91,900 Inaba Denki Sangyo Company, Ltd. 2,521,935
41,000 INFRONEER Holdings, Inc. 343,986
68,400 ITOCHU Corporation 3,581,767
2,500 Jaccs Company, Ltd. 69,507
179 Japan Metropolitan Fund
Investment Corporation 126,869
5,100 Japan Petroleum Exploration
Company, Ltd. 35,882
97,300 Japan Post Bank Company, Ltd. 1,048,946
670,900 Japan Post Holdings Company,
Ltd. 6,214,022
23,800 Japan Post Insurance Company,
Ltd. 538,838
170,300 Japan Tobacco, Inc.
e
5,016,940
7,800 Juroku Financial Group, Inc. 261,850
2,600 Kakaku.com, Inc. 48,215
2,000 Kaken Pharmaceutical Company,
Ltd. 52,981
22,300 Kamigumi Company, Ltd. 619,677
20,000 Kanematsu Corporation 380,623
120,800 Kawasaki Kisen Kaisha, Ltd. 1,710,777
208,800 KDDI Corporation 3,585,218
338 KDX Realty Investment Corporation 366,759
26,600 Keiyo Bank, Ltd. 184,780
11,300 Keyence Corporation 4,518,060
4,600 Kokusai Electric Corporation 110,067
48,400 Kokuyo Company, Ltd. 277,666
63,900 Komatsu, Ltd. 2,108,287
5,400 KOSE Corporation 211,943
15,400 Kumagai Gumi Company, Ltd. 446,538
3,800 Kuraray Company, Ltd. 48,322
476,900 Kyocera Corporation 5,727,740
91,600 Kyoei Steel, Ltd. 1,306,062
17,500 KYORIN Pharmaceutical Company,
Ltd. 184,139
33,700 Lintec Corporation 690,843
1,900 Maruha Nichiro Corporation 40,165
19,800 Maruichi Steel Tube, Ltd. 477,818
400 Maruwa Company, Ltd./Aichi 114,648
28,600 Matsui Securities Company, Ltd. 138,100
4,900 Mazda Motor Corporation 29,474
33,900 Medipal Holdings Corporation 549,789
69,300 MEITEC Group Holdings, Inc. 1,527,204
38,900 MIRAIT ONE Corporation 684,106
2,100 Mitsubishi Chemical Group
Corporation 11,038
444,900 Mitsubishi Corporation 8,889,940
62,600 Mitsubishi Electric Corporation 1,346,462
19,200 Mitsubishi Gas Chemical Company,
Inc. 294,809
537,200 Mitsubishi HC Capital, Inc. 3,955,257
101,300 Mitsubishi Heavy Industries, Ltd. 2,534,970
25,800 Mitsubishi Logistics Corporation 211,422
12,900 Mitsubishi Research Institute, Inc. 409,921
9,100 Mitsubishi Shokuhin Company,
Ltd.
c
399,528
953,400 Mitsubishi UFJ Financial Group,
Inc. 12,998,267
158,700 Mitsui & Company, Ltd. 3,234,302
3,400 Mitsui DM Sugar Company, Ltd. 72,183
281,700 Mizuho Financial Group, Inc. 7,819,972

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Japan  18.4%  - continued
6,800 Mizuho Leasing Company, Ltd. $ 50,454
13,000 MonotaRO Company, Ltd. 255,916
225,500 Murata Manufacturing Company,
Ltd. 3,333,045
4,400 Nagase & Company, Ltd. 84,792
4,000 Nanto Bank, Ltd. 113,812
157,400 NEC Corporation 4,592,153
48,900 NGK Insulators, Ltd. 613,773
39,800 Nintendo Company, Ltd. 3,821,988
16,700 Nippon Electric Glass Company,
Ltd. 396,254
4,700 Nippon Express Holdings, Inc. 94,284
9,800 Nippon Shokubai Company, Ltd. 111,761
12,100 Nippon Steel Corporation 228,834
7,019,100 Nippon Telegraph and Telephone
Corporation 7,504,193
34,400 Nippon Television Holdings, Inc. 796,967
38,000 Nippon Yusen Kabushiki Kaisha 1,367,049
7,900 Nishimatsu Construction Company,
Ltd. 262,998
1,500 Nishio Holdings Company, Ltd. 41,793
1,991,600 Nissan Motor Company, Ltd.
a
4,818,834
7,900 Nisshin Oillio Group, Ltd. 267,720
1,600 Nitta Corporation 42,827
1,300 Nitto Denko Corporation 25,105
43,700 Nitto Kogyo Corporation 943,724
1,300 Noevir Holdings Company, Ltd. 39,071
318,300 Nomura Holdings, Inc. 2,097,502
59,500 Nomura Real Estate Holdings, Inc. 348,504
11,100 Noritsu Koki Company, Ltd. 117,458
31,100 NS Solutions Corporation 878,978
24,900 NSD Company, Ltd. 616,581
43,000 NSK, Ltd. 202,214
40,800 NTT Data Group Corporation 1,129,374
3,100 OBIC Business Consultants
Company, Ltd. 183,434
11,700 Ogaki Kyoritsu Bank, Ltd. 202,924
22,100 Ohsho Food Service Corporation 583,319
5,200 Oiles Corporation 74,454
10,900 Okamura Corporation 167,839
302,200 Ono Pharmaceutical Company, Ltd. 3,275,176
1,300 Otsuka Corporation 26,483
1,900 PAL GROUP Holdings Company,
Ltd. 47,529
9,700 PeptiDream, Inc.
a
110,626
5,800 Plus Alpha Consulting Company,
Ltd. 90,036
9,500 Raito Kogyo Company, Ltd. 188,606
2,700 RAIZNEXT Corporation 33,585
14,900 Rakuten Bank, Ltd.
a
683,060
127,384 Recruit Holdings Company, Ltd. 7,491,025
1,900 Riken Vitamin Company, Ltd. 36,048
43,100 Rohm Company, Ltd. 548,692
1,700 Rohto Pharmaceutical Company,
Ltd. 24,093
9,500 Rorze Corporation 135,048
2,000 Sanki Engineering Company, Ltd. 56,156
21,700 Sankyo Company, Ltd. 401,641
67,900 Sanrio Company, Ltd. 3,283,347
15,700 Sanyo Chemical Industries, Ltd. 398,002
87,200 SBI Holdings, Inc. 3,038,496
5,100 SBI Sumishin Net Bank, Ltd.
c
172,447
600 SCREEN Holdings Company, Ltd. 48,787
103,100 SCSK Corporation 3,106,164
112,100 Secom Company, Ltd. 4,027,184
Shares Common Stock  89.8% Value
Japan  18.4%  - continued
8,700 Sega Sammy Holdings, Inc. $ 208,244
102,800 Seiko Epson Corporation 1,351,063
241,800 Sekisui House, Ltd. 5,321,859
35,200 Shin-Etsu Chemical Company, Ltd. 1,162,374
9,500 ShinMaywa Industries, Ltd. 106,634
17,900 Ship Healthcare Holdings, Inc. 240,922
11,400 Shizuoka Financial Group, Inc. 132,640
50,900 SKY Perfect JSAT Holdings, Inc. 509,995
8,200 Socionext, Inc. 157,098
824,200 SoftBank Corporation 1,276,646
16,500 SoftBank Group Corporation 1,199,650
17,800 Sohgo Security Services Company,
Ltd. 124,625
62,000 Sojitz Corporation 1,523,559
90,200 Sompo Holdings, Inc. 2,718,159
540,500 Sony Group Corporation 14,053,176
825 Star Asia Investment Corporation 327,803
7,500 Starts Corporation, Inc. 237,090
63,800 Subaru Corporation 1,106,062
6,300 Sumco Corporation 49,382
234,800 Sumitomo Corporation 6,059,419
13,100 Sumitomo Electric Industries, Ltd. 280,909
48,900 Sumitomo Forestry Company, Ltd. 493,808
235,100 Sumitomo Mitsui Financial Group,
Inc. 5,920,044
33,600 Sumitomo Mitsui Trust Group, Inc. 893,674
15,600 Suzuken Company, Ltd./Aichi
Japan 564,054
113,000 Systena Corporation 320,068
4,800 Taikisha, Ltd. 85,875
7,200 Taisei Corporation 419,332
37,900 Taiyo Holdings Company, Ltd. 1,851,332
7,400 Taiyo Yuden Company, Ltd. 129,512
17,300 Takamatsu Construction Group
Company, Ltd. 352,022
6,900 Takara Standard Company, Ltd. 116,294
285,200 Takeda Pharmaceutical Company,
Ltd. 8,804,981
108,400 Terumo Corporation 1,989,344
2,900 THK Company, Ltd. 77,399
6,900 Timee, Inc.
a
98,347
79,900 Toagosei Company, Ltd. 774,632
3,000 Toho Holdings Company, Ltd. 96,943
5,200 Tokai Corporation/Gifu 76,705
137,800 Tokai Tokyo Financial Holdings, Inc. 472,406
87,600 Tokio Marine Holdings, Inc. 3,712,580
24,400 Tokyo Electron, Ltd. 4,672,831
1,100 Tokyo Seimitsu Company, Ltd. 73,091
3,700 Tokyo Tatemono Company, Ltd. 65,849
40,300 Tokyu Construction Company, Ltd. 295,668
15,400 Tokyu Fudosan Holdings
Corporation 110,052
90,200 TOPPAN Holdings, Inc. 2,450,466
11,100 Totetsu Kogyo Company, Ltd. 297,735
2,300 Toyo Suisan Kaisha, Ltd. 152,874
786,100 Toyota Motor Corporation 13,538,994
6,400 Trial Holdings, Inc. 102,570
11,800 TS Tech Company, Ltd. 138,372
155,800 Tsubakimoto Chain Company 1,939,842
119,600 TV Asahi Holdings Corporation 2,316,958
25,000 UBE Corporation 392,396
92,000 Unicharm Corporation 664,313
19,100 USS Company, Ltd. 210,500
5,700 UT Group Company, Ltd. 97,391
7,600 Valor Holdings Company, Ltd. 132,947

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Japan  18.4%  - continued
178,700 Yamada Holdings Company, Ltd. $ 562,343
7,000 Yamazen Corporation 60,789
29,400 Yokogawa Bridge Holdings
Corporation 515,453
28,200 Yuasa Trading Company, Ltd. 880,535
15,800 Yurtec Corporation 232,100
1,900 Zeria Pharmaceutical Company,
Ltd. 27,489
Total 299,738,055
Jersey  0.1%
167,730 Glencore plc 653,582
217,802 Man Group plc 505,970
180,715 TP ICAP Group plc 676,628
Total 1,836,180
Kuwait  0.1%
22,654 HumanSoft Holding Company
KSCC 181,760
175,502 Kuwait Finance House KSCP 460,573
136,693 National Bank of Kuwait KSC 446,805
Total 1,089,138
Luxembourg  0.2%
109,864 Aroundtown SA
a
404,170
48,866 Grand City Properties SA
a
640,303
5,427 Millicom International Cellular SA 203,350
2,674 Spotify Technology SA
a
2,051,867
Total 3,299,690
Malaysia  0.1%
66,200 Hong Leong Bank Bhd 308,191
88,100 Malayan Banking Bhd 202,958
122,000 Public Bank Bhd 124,889
93,200 RHB Bank Bhd 139,438
250,000 Sime Darby Property Bhd 85,596
58,111 Sports Toto Bhd 17,943
Total 879,015
Mexico  0.1%
10,100 Arca Continental SAB de CV 107,004
17,440 Cemex SAB de CV ADR 120,859
5,088 Coca-Cola FEMSA SAB de CV ADR 492,162
39,500 Fibra Uno Administracion SA de CV 54,605
100 Grupo Carso SAB de CV 713
40,433 Grupo Financiero Banorte SAB de
CV ADR 371,028
29,300 Grupo Mexico SAB de CV 176,835
8,000 Industrias Penoles SAB de CV
a
223,674
64,300 Megacable Holdings SAB de CV 179,935
Total 1,726,815
Netherlands  5.0%
8,875 Aalberts NV 322,335
40,973 ABN AMRO Bank NV
b
1,118,810
7,165 AerCap Holdings NV 838,305
30,631 Airbus SE 6,408,047
22,603 ASML Holding NV 18,112,669
30,519 Cementir Holding NV 533,348
671 COSMO Pharmaceuticals NV 48,184
5,288 Euronext NV
b
906,059
28,069 Ferrari NV 13,751,349
Shares Common Stock  89.8% Value
Netherlands  5.0%  - continued
34,567 Ferrovial SE $ 1,843,902
22,550 JBS NV BDR 328,469
364,983 Koninklijke Ahold Delhaize NV 15,244,089
16,677 Koninklijke BAM Groep NV 148,765
44,926 Koninklijke Vopak NV 2,231,448
492,990 MFE-MediaForEurope NV 1,691,273
68,044 NN Group NV 4,527,600
152,720 Prosus NV 8,568,610
72,252 SBM Offshore NV 1,910,248
21,255 Wereldhave NV 428,348
15,210 Wolters Kluwer NV 2,543,699
Total 81,505,557
New Zealand  <0.1%
109,581 Contact Energy, Ltd. 601,365
7,097 EBOS Group, Ltd. 166,334
Total 767,699
Norway  0.9%
267,482 DNB Bank ASA 7,397,102
91,927 DNO International ASA 117,154
10,705 Europris ASA
b
90,784
136,518 Kongsberg Gruppen ASA 5,293,773
4,739 Nordic Semiconductor ASA
a
64,070
8,273 SpareBank 1 SMN 159,545
29,649 Storebrand ASA 419,915
9,672 Yara International ASA 356,923
Total 13,899,266
Philippines  <0.1%
22,520 Bank of the Philippine Islands 51,972
71,600 DigiPlus Interactive Corporation 66,113
Total 118,085
Poland  0.2%
8,587 Asseco Poland SA 482,330
10,063 Bank Millennium SA
a
39,982
6,443 Bank Polska Kasa Opieki SA 331,843
16,631 Orlen SA 379,045
29,241 Powszechna Kasa Oszczednosci
Bank Polski SA 610,985
46,832 Powszechny Zaklad Ubezpieczen
SA 818,956
Total 2,663,141
Portugal  0.1%
101,119 CTT-Correios de Portugal SA 899,966
20,840 REN - Redes Energeticas
Nacionais SGPS SA 74,295
97,878 Sonae SGPS SA 139,277
Total 1,113,538
Qatar  <0.1%
95,294 Commercial Bank PSQC 119,057
115,744 Doha Bank QPSC 80,858
16,866 Gulf Warehousing Company 13,596
12,019 Qatar Islamic Bank QPSC 73,117
68,090 Qatar National Bank QPSC 324,428
Total 611,056
Russian Federation  <0.1%
169,404 Gazprom PJSC ADR
a,d
17

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Russian Federation  <0.1%  - continued
14,886 GMK Norilskiy Nickel PAO ADR
a,d
$ 1
6,112 LUKOIL PJSC
a,d,f
0
6,042 Mechel PJSC ADR
a,d
1
444 Novatek PJSC GDR
a,d
0
6,840 Polyus PJSC
a,d,f
0
1 Polyus PJSC GDR
a,d
0
329,720 Sberbank of Russia PJSC
d,f
0
17,590 Sovcomflot OAO
d,f
0
67,366 Surgutneftegas PAO ADR
a,d
7
Total 26
Saudi Arabia  0.2%
51,683 Al Rajhi Bank 1,303,593
120,726 Arab National Bank 699,103
805 Arabian Internet & Communications
Services Company 57,166
6,834 Banque Saudi Fransi 32,539
3,451 Eastern Province Cement Company 28,667
10,569 Riyad Bank 80,964
5,296 Riyadh Cement Company 45,353
61,111 Saudi Arabian Oil Company
b
396,239
47,517 Saudi National Bank 457,521
58,999 Saudi Telecom Company 669,253
3,971 Theeb Rent A Car Company 71,030
Total 3,841,428
Singapore  1.3%
145,300 CapitaLand China Trust 80,610
179,000 Capland Ascendas REIT 377,718
88,700 City Developments, Ltd. 362,109
1,016,900 ComfortDelGro Corporation, Ltd. 1,143,766
208,150 DBS Group Holdings, Ltd. 7,348,128
12,752 Kenon Holdings, Ltd. 526,958
463,900 Singapore Exchange, Ltd. 5,431,911
338,800 Singapore Technologies
Engineering, Ltd. 2,077,415
109,700 United Overseas Land, Ltd. 533,741
19,300 Venture Corporation, Ltd. 173,197
2,077,000 Yangzijiang Shipbuilding Holdings,
Ltd. 3,624,572
Total 21,680,125
South Africa  0.2%
49,100 Absa Group, Ltd. 488,712
56,166 AECI, Ltd. 336,258
163 Capitec Bank Holdings, Ltd. 32,591
7,314 Coronation Fund Managers, Ltd. 16,343
59,599 DataTec, Ltd. 220,146
38,233 FirstRand, Ltd. 163,440
17,346 Gold Fields, Ltd. ADR 410,580
21,859 Harmony Gold Mining Company,
Ltd. ADR 305,370
1,490 Kumba Iron Ore, Ltd. 23,990
2,126 Naspers, Ltd. 663,341
15,324 Nedbank Group, Ltd. 210,379
108,530 Pepkor Holdings, Ltd.
b
167,079
5,783 Sanlam, Ltd. 28,965
43,252 Standard Bank Group 555,340
2,043 Valterra Platinum, Ltd. 90,969
7,605 Vodacom Group 58,722
26,776 Vukile Property Fund, Ltd. 29,721
Total 3,801,946
Shares Common Stock  89.8% Value
South Korea  0.8%
1,948 Caregen Company, Ltd. $ 49,248
1,353 CJ Corporation 160,646
5,798 Green Cross Holdings Corporation 68,900
13,612 GS Holdings Corporation 469,424
9,664 Hana Financial Group, Inc. 615,578
4,848 HD Hyundai Company, Ltd. 464,529
447 HD Korea Shipbuilding & Offshore
Engineering Company, Ltd. 120,708
8,201 iM Financial Group Company, Ltd. 76,163
15,309 Industrial Bank of Korea 206,764
7,345 Kangwon Land, Inc. 99,428
886 KB Financial Group, Inc. 72,808
5,659 KEPCO Plant Service &
Engineering Company, Ltd. 251,759
13,067 KT&G Corporation 1,233,349
2,974 LG Corporation 174,980
56,006 LG Uplus Corporation 592,937
684 PharmaResearch Company, Ltd. 249,296
1,635 Samsung Biologics Company,
Ltd.
a,b
1,199,792
4,845 Samsung C&T Corporation 577,442
76,473 Samsung Electronics Company,
Ltd. 3,381,760
9,714 SD Biosensor, Inc. 75,093
7,185 SK Hynix, Inc. 1,548,235
17,880 SK Telecom Company, Ltd. 752,275
157 SK, Inc. 23,714
15,456 Woori Financial Group, Inc. 257,176
2,873 Yuhan Corporation 221,280
Total 12,943,284
Spain  1.7%
3,447 Acciona SA
e
621,718
13,370 Aena SME SA
b
356,897
551,211 Banco Bilbao Vizcaya Argentaria
SA 8,487,719
1,435,657 Banco Santander SA 11,888,535
3,842 Construcciones y Auxiliar de
Ferrocarriles SA 211,464
40,822 Industria de Diseno Textil SA 2,129,557
3,112 Laboratorios Farmaceuticos ROVI
SA 200,840
8,997 Let's GOWEX SA
a,d,g
1
88,880 Logista Integral SA 2,910,562
10,259 Melia Hotels International SA 86,108
95,217 Unicaja Banco SA
b
224,896
2,106 Vidrala SA 244,720
Total 27,363,017
Supranational  <0.1%
83 Unibail-Rodamco-Westfield 7,979
Total 7,979
Sweden  2.5%
76,601 AB Industrivarden, Class A 2,784,709
85,653 AcadeMedia AB
b
755,644
16,938 Alfa Laval AB 713,405
71,526 Arjo AB 256,612
205,779 Assa Abloy AB 6,433,402
595,649 Atlas Copco AB, Class A 9,629,267
40,083 Atlas Copco AB, Class B 570,485
39,398 Attendo AB
b
264,651
50,307 Betsson AB 1,065,150
17,509 Billerud AB 181,409

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
Sweden  2.5%  - continued
2,980 Catena AB $ 152,129
31,769 Cloetta AB 114,396
44,570 Dios Fastigheter AB 326,532
41,511 Fabege AB 371,413
231,121 Granges AB 2,967,113
131,696 Hexpol AB 1,273,953
140,686 Investor AB, Class B 4,169,002
2,399 INVISIO AB 90,562
12,903 Inwido AB 287,342
7,153 Loomis AB 300,727
20,512 NCC AB 383,841
19,506 Nyfosa AB 194,818
43,119 Peab AB 353,025
18,470 Skandinaviska Enskilda Banken AB 321,942
198,323 SSAB AB, Class A 1,193,492
118,276 SSAB AB, Class B 700,100
90,930 Svenska Handelsbanken AB 1,217,306
15,380 Svolder AB 90,048
3,365 Sweco AB 58,421
362,328 Telefonaktiebolaget LM Ericsson 3,096,210
22,902 Wihlborgs Fastigheter AB 248,072
Total 40,565,178
Switzerland  9.0%
315,282 ABB, Ltd. 18,894,484
4,466 Accelleron Industries AG 314,714
127,876 Amrize, Ltd.
a
6,378,892
456 Belimo Holding AG 464,802
800 Burckhardt Compression Holding
AG 665,132
4 Chocoladefabriken Lindt and
Spruengli AG 666,903
18,414 Compagnie Financiere Richemont
SA 3,484,534
2,685 DKSH Holding AG 208,849
3,970 DSM-Firmenich AG 422,350
7,234 EFG International AG 134,071
3,774 Givaudan SA 18,302,116
127,876 Holcim AG 9,495,962
2,064 Huber+Suhner AG 231,054
4,730 INFICON Holding AG 635,272
1,116 Kardex Holding AG 388,154
23 Lindt & Spruengli AG 387,633
77,782 Nestle SA 7,733,582
243,198 Novartis AG 29,518,670
7,054 PSP Swiss Property AG 1,302,270
83,548 Roche Holding AG, Participation
Certificates 27,271,729
3,854 Schindler Holding AG, Participation
Certificates 1,435,115
3,121 Siegfried Holding AG 351,639
7,062 Swiss Prime Site AG 1,060,177
334,159 UBS Group AG 11,345,290
8,856 Zurich Insurance Group AG 6,196,749
Total 147,290,143
Taiwan  1.8%
11,000 Acter Group Corporation, Ltd. 149,697
53,000 Arcadyan Technology Corporation 363,940
742,000 Asia Cement Corporation 1,083,185
13,000 Asustek Computer, Inc. 287,396
16,000 Catcher Technology Company, Ltd. 116,180
203,000 Cheng Shin Rubber Industry
Company, Ltd. 262,586
Shares Common Stock  89.8% Value
Taiwan  1.8%  - continued
136,000 Chipbond Technology Corporation $ 248,745
5,226 Chunghwa Telecom Company, Ltd.
ADR 243,584
144,000 Compal Electronics, Inc. 143,229
100,000 Delta Electronics, Inc. 1,415,095
99,000 Far Eastern New Century
Corporation 111,507
65,000 Far EasTone Telecommunications
Company, Ltd. 199,255
113,000 Feng Hsin Steel Company, Ltd. 253,883
205,000 Hon Hai Precision Industry
Company, Ltd. 1,131,054
124,000 Lite-On Technology Corporation 470,063
18,000 Marketech International
Corporation 116,483
46,000 MediaTek, Inc. 1,971,038
340,000 Pegatron Corporation 895,680
12,000 Quanta Computer, Inc. 112,876
6,000 Simplo Technology Company, Ltd. 79,110
161,000 Synnex Technology International
Corporation 354,823
27,000 Systex Corporation 96,550
391,320 Taichung Commercial Bank
Company, Ltd. 294,106
173,000 Taiwan Mobile Company, Ltd. 680,765
7,000 Taiwan Secom Company, Ltd. 26,379
451,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 16,511,612
60,947 Topco Scientific Company, Ltd.
a
572,822
300,000 Uni-President Enterprises
Corporation 831,571
23,000 United Integrated Services
Company, Ltd. 490,836
38,000 Wah Lee Industrial Corporation 123,171
Total 29,637,221
Thailand  0.3%
147,400 Advanced Info Service pcl NVDR 1,263,386
819,600 Charoen Pokphand Foods pcl
NVDR 580,418
296,300 Kasikornbank pcl NVDR 1,399,603
907,000 Krung Thai Bank pcl NVDR 594,961
119,700 SCB X pcl NVDR 432,868
255,700 Thai Life Insurance pcl NVDR 78,840
77,800 TIDLOR Holdings pcl NVDR 36,137
53,700 Tisco Financial Group pcl
d
159,890
216,800 True Corporation pcl ADR
a
74,148
Total 4,620,251
Turkey  <0.1%
435,363 Dogan Sirketler Grubu Holding AS 170,328
48,310 Turk Hava Yollari Anonim Ortakligi 344,171
Total 514,499
United Arab Emirates  0.2%
30,345 Abu Dhabi Commercial Bank PJSC 111,382
201,309 Abu Dhabi National Oil Company
for Distribution PJSC 201,166
29,881 Air Arabia PJSC 27,904
54,160 Aldar Properties PJSC 131,609
356,489 Dubai Islamic Bank PJSC 880,228
89,789 Emaar Development PJSC 330,566
301,936 Emaar Properties PJSC 1,120,074
117,281 Emirates NBD Bank PJSC 728,097

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  89.8% Value
United Arab Emirates  0.2%  - continued
14,399 Emirates Telecommunications
Group Company PJSC $ 69,004
90,862 First Abu Dhabi Bank PJSC 410,635
Total 4,010,665
United Kingdom  11.5%
123,241 Aderdeen Group plc 317,316
9,044 AngloGold Ashanti plc 413,143
119,129 AstraZeneca plc 16,579,034
1,093,275 Auto Trader Group plc
b
12,383,266
142,497 BAE Systems plc 3,698,198
96,374 Balfour Beatty plc 691,461
2,655,122 Barclays plc 12,268,674
2,956 Berkeley Group Holdings plc 156,623
30,954 Big Yellow Group plc 430,308
49,896 Breedon Group plc 264,370
21,953 British American Tobacco plc 1,043,783
90,683 British Land Company plc 470,658
2,731,046 Centrica plc 6,059,554
240,651 Compass Group plc 8,151,309
3,102 Computacenter plc 102,241
99,193 Currys plc
a
165,806
955 Diploma plc 64,109
12,489 Dunelm Group plc 203,519
10,418 Endeavour Mining plc 320,029
99,833 Evraz plc
a,d
14
90,865 FirstGroup plc 287,617
13,533 Future plc 135,847
3,452 Games Workshop Group plc 768,354
20,646 GB Group plc 67,169
1,932 Greggs plc 50,945
1,129,667 Haleon plc 5,806,055
28,334 Halma plc 1,245,393
109,681 Harbour Energy plc 294,022
6,384 Hikma Pharmaceuticals plc 174,213
36,898 Howden Joinery Group plc 433,901
576,862 HSBC Holdings plc 6,977,812
82,832 IG Group Holdings plc 1,211,271
32,666 IMI plc 939,966
249,878 Imperial Brands plc 9,872,692
11,361 Inchcape plc 113,199
2,047 Intertek Group plc 133,338
14,563 Johnson Matthey plc 347,241
104,462 Jupiter Fund Management plc 143,389
7,223 Keller Group plc 145,309
98,929 Kier Group plc 283,419
4,367 Lion Finance Group plc 425,357
4,464 London Stock Exchange Group plc 652,846
127,982 MONY Group plc 389,105
7,804 Morgan Sindall Group plc 490,291
60,140 Next plc 10,271,519
76,337 Paragon Banking Group plc 988,110
48,966 QinetiQ Group plc 346,472
389,049 RELX plc 21,085,490
84,548 Rightmove plc 915,096
71,540 Rio Tinto plc 4,163,910
339,252 Rolls-Royce Holdings plc 4,495,974
68,141 Rotork plc 300,627
58,573 RWS Holdings plc 71,234
741,159 Shell plc 25,858,630
13,414 Smiths Group plc 413,745
338,545 Standard Chartered plc 5,602,411
1,414 TBC Bank Group plc 90,090
1,925,513 Tesco plc 10,616,329
52,158 Tritax Big Box REIT plc 106,202
Shares Common Stock  89.8% Value
United Kingdom  11.5%  - continued
9,752 Unilever plc $ 595,126
5,853,623 Vodafone Group plc 6,266,001
95,685 Zigup plc 466,693
Total 187,825,825
United States  <0.1%
8,253 Yum China Holding, Inc. 368,992
Total 368,992
Virgin Islands, British  <0.1%
4,449 VK IPJSC GDR
a,d
0
Total 0
Total Common Stock
(cost $1,137,472,024) 1,465,666,788
Shares
Collateral Held for Securities
Loaned 0.5%
8,556,133 Thrivent Cash Management Trust 8,556,133
Total Collateral Held for
Securities Loaned
(cost $8,556,133) 8,556,133
Shares Preferred Stock 0.2%
Brazil  0.1%
10,000 Bradespar SA 28,989
143,100 Companhia de Sanena do Parana 199,119
20,400 Itausa SA 41,115
130,278 Petroleo Brasileiro SA 752,208
Total 1,021,431
Germany  <0.1%
7,439 Porsche Automobil Holding SE 295,319
Total 295,319
Russian Federation  <0.1%
765,300 Surgutneftegas PAO
d,f
1
17,100 Transneft PJSC
d,f
0
Total 1
South Korea  0.1%
3,552 Hyundai Motor Company, 2nd
Preferred 417,124
6,755 Hyundai Motor Company, Preferred 771,383
17,791 Samsung Electronics Company,
Ltd. 652,661
Total 1,841,168
Total Preferred Stock
(cost $4,000,193) 3,157,919
Shares or
Principal
Amount Short-Term Investments 9.4%
Federal Home Loan Bank Discount
Notes
100,000 4.210%,  7/10/2025
h,i
99,884
3,400,000 4.205%,  7/11/2025
h,i
3,395,668
200,000 4.215%,  7/16/2025
h,i
199,629
300,000 4.226%,  7/30/2025
h,i
298,957
1,000,000 4.219%,  8/1/2025
h,i
996,249

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  9.4% Value
Federal Home Loan Mortgage
Corporation Discount Notes
100,000 4.165%,  7/11/2025
h,i
$ 99,873
100,000 4.130%,  7/14/2025
h,i
99,838
100,000 4.190%,  8/27/2025
h,i
99,320
100,000 4.205%,  9/5/2025
h,i
99,218
200,000 4.185%,  9/8/2025
h,i
198,367
700,000 4.180%,  9/22/2025
h,i
693,140
Federal National Mortgage
Association Discount Notes
400,000 4.140%,  7/10/2025
h,i
399,537
400,000 4.145%,  7/21/2025
h,i
399,027
500,000 4.195%,  8/15/2025
h,i
497,304
4,500,000 4.200%,  8/22/2025
h,i
4,472,042
State Street Institutional U.S.
Government Money Market Fund
35,407,443 4.268%
h
35,407,443
Thrivent Core Short-Term Reserve
Fund
10,535,477 4.600% 105,354,771
Total Short-Term Investments
(cost $152,811,825) 152,810,267
Total Investments (cost
$1,302,840,175) 99.9% $1,630,191,107
Other Assets and Liabilities,
Net 0.1% 1,005,007
Total Net Assets 100.0% $1,631,196,114
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $32,326,266 or 2.0% of
total net assets.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is on loan.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
g In bankruptcy.  Income is being accrued per the bankruptcy agreement terms.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Equity
Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 8,109,727
Total lending $8,109,727
Gross amount payable upon return of
collateral for securities loaned $8,556,133
Net amounts due to counterparty $446,406
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
BDR - Brazilian Depositary Receipt
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 336,026,847
Gross unrealized depreciation (16,829,401)
Net unrealized appreciation (depreciation) $ 319,197,446
Cost for federal income tax purposes $ 1,313,607,173

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing International Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services @ 81,656,701 4,184,330 77,472,370 1
Consumer Discretionary 156,793,779 1,019,663 155,774,116 –
Consumer Staples @ 76,460,607 716,987 75,743,620 0
Energy @ 42,730,964 327,086 42,403,854 24
Financials @ 363,028,714 4,408,126 358,460,698 159,890
Health Care 143,435,752 – 143,435,752 –
Industrials 273,122,554 925,617 272,196,937 –
Information Technology 144,051,730 9,741,069 134,310,661 –
Materials @ 108,313,566 1,870,130 106,443,420 16
Real Estate @ 32,198,840 – 32,198,840 0
Utilities 43,873,581 149,307 43,724,274 –
Preferred Stock
Consumer Discretionary 1,483,826 – 1,483,826 –
Energy @ 752,209 – 752,208 1
Financials 41,115 – 41,115 –
Information Technology 652,661 – 652,661 –
Materials 28,989 – 28,989 –
Utilities 199,119 – 199,119 –
Short-Term Investments 47,455,496 35,407,443 12,048,053 –
Subtotal Investments in Securities $1,516,280,203 $58,749,758 $1,457,370,513 $159,932
Other Investments  * Total
Affiliated Short-Term Investments 105,354,771
Collateral Held for Securities Loaned 8,556,133
Subtotal Other Investments $113,910,904
Total Investments at Value $1,630,191,107
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing International Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,780,872 2,093,344 687,528 –
Total Asset Derivatives $2,780,872 $2,093,344 $687,528 $–
Liability Derivatives
Futures Contracts 167,360 167,360 – –
Total Liability Derivatives $167,360 $167,360 $– $–

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
TSX
-
Toronto Stock Exchange
The following table presents International Equity Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$12,048,053 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME Canadian Dollar Foreign Exchange
Currency 1,093 September 2025 $ 80,699,600 ( $ 167,360)
CME E-mini S&P 500 Index 105 September 2025 32,033,823 798,364
ICE mini MSCI EAFE Index 500 September 2025 65,933,847 1,108,653
ICE US mini MSCI Emerging Markets Index 95 September 2025 5,672,798 186,327
S&P/TSX 60 Index 347 September 2025 80,854,606 687,528
Total Futures Long Contracts $ 265,194,674 $ 2,613,512
Total Futures Contracts $ 265,194,674 $2,613,512
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for International Equity
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 2,780,872
Total Equity Contracts 2,780,872
Total Asset Derivatives $2,780,872
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 167,360
Total Foreign Exchange Contracts 167,360
Total Liability Derivatives $167,360
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
International Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 14,811,125
Total Equity Contracts
14,811,125
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts 2,748,977
Total Foreign Exchange Contracts 2,748,977
Total $17,560,102

International Equity Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for International Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (167,360)
Total Foreign Exchange Contracts (167,360)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,452,256
Total Equity Contracts 4,452,256
Total $4,284,896
The following table presents International Equity Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $169,682,430
Foreign Exchange Contracts
Futures - Long 85,316,058
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $24,884 $217,141 $136,670 $105,355 10,535 6.5%
Total Affiliated Short-Term Investments 24,884 105,355 6.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,291 77,152 75,887 8,556 8,556 0.5
Total Collateral Held for Securities Loaned 7,291 8,556 0.5
Total Value $32,175 $113,911
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $1,969
Total Income/Non Cash Income from Affiliated
Investments $1,969
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 64
Total Affiliated Income from Securities Loaned, Net $64
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.3% Value
Australia  6.6%
17,658 APA Group $ 94,943
7,620 Aristocrat Leisure, Ltd. 326,478
2,630 ASX, Ltd. 120,758
40,222 Australia and New Zealand
Banking Group, Ltd. 771,329
68,711 BHP Group, Ltd. 1,653,022
5,937 BlueScope Steel, Ltd. 90,471
18,582 Brambles, Ltd. 286,977
5,113 CAR Group, Ltd. 125,919
885 Cochlear, Ltd. 175,032
18,157 Coles Group, Ltd. 248,971
22,653 Commonwealth Bank of Australia 2,757,058
7,122 Computershare, Ltd. 186,839
6,555 CSL, Ltd. 1,035,432
27,105 Evolution Mining, Ltd. 141,117
22,923 Fortescue, Ltd. 230,427
27,495 Goodman Group 619,865
32,018 Insurance Australia Group, Ltd. 190,348
30,129 Lottery Corporation, Ltd. 105,693
4,901 Macquarie Group, Ltd. 737,138
37,279 Medibank, Private Ltd. 123,800
41,456 National Australia Bank, Ltd. 1,074,448
18,384 Northern Star Resources, Ltd. 227,082
23,320 Origin Energy, Ltd. 165,757
778 Pro Medicus, Ltd. 145,591
10,037 Qantas Airways, Ltd. 70,907
20,440 QBE Insurance Group, Ltd. 314,758
715 REA Group, Ltd. 113,227
3,061 Reece, Ltd. 28,924
5,025 Rio Tinto, Ltd. 355,721
43,963 Santos, Ltd. 221,656
70,507 Scentre Group 165,601
2,755 SGH, Ltd. 98,117
62,504 Sigma Healthcare, Ltd. 123,027
6,178 Sonic Healthcare, Ltd. 109,049
61,086 South32, Ltd. 116,729
32,485 Stockland 114,806
14,660 Suncorp Group, Ltd. 208,929
54,496 Telstra Corporation, Ltd. 173,767
42,076 Transurban Group 387,140
52,500 Vicinity Centres 85,704
3,236 Washington H. Soul Pattinson and
Company, Ltd. 89,461
15,361 Wesfarmers, Ltd. 857,257
46,338 Westpac Banking Corporation 1,032,714
2,717 Wisetech Global, Ltd. 194,852
25,702 Woodside Energy Group, Ltd. 397,016
16,536 Woolworths, Ltd. 338,721
Total 17,232,578
Austria  0.2%
4,168 Erste Group Bank AG 354,803
1,994 OMV AG 108,437
922 Verbund AG 70,834
Total 534,074
Belgium  0.8%
2,020 Ageas SA NV 136,648
13,380 Anheuser-Busch InBev NV 920,552
291 D'ieteren Group 62,667
664 Elia System Operator SA 76,688
1,124 Groupe Bruxelles Lambert SA 95,946
3,109 KBC Groep NV 320,880
6 Lotus Bakeries NV 57,816
Shares Common Stock  97.3% Value
Belgium  0.8%  - continued
209 Sofina SA $ 69,127
989 Syensqo SA 76,612
1,711 UCB SA 336,654
Total 2,153,590
Bermuda  0.1%
17,898 Aegon, Ltd. 129,702
17,898 Aegon, Ltd. DRIP
a,b
2
8,500 CK Infrastructure Holdings, Ltd. 56,289
14,900 Hongkong Land Holdings, Ltd. 85,973
2,200 Jardine Matheson Holdings, Ltd. 105,738
Total 377,704
Cayman Islands  0.5%
806 Futu Holdings, Ltd. ADR 99,614
32,099 Grab Holdings, Ltd.
b
161,458
32,800 Sands China, Ltd. 68,550
5,159 Sea, Ltd. ADR
b
825,130
18,000 SITC International Holdings
Company, Ltd. 57,669
113,033 WH Group, Ltd.
c
108,940
23,000 Wharf Real Estate Investment
Company, Ltd. 65,288
Total 1,386,649
Denmark  2.2%
40 A.P. Moller - Maersk AS, Class A 73,798
58 A.P. Moller - Maersk AS, Class B 107,862
1,293 Carlsberg AS 183,197
1,707 Coloplast AS 162,512
9,337 Danske Bank AS 381,359
1,145 Demant AS
b
47,840
2,767 DSV AS 663,677
868 Genmab AS
b
180,256
43,596 Novo Nordisk AS 3,020,943
4,770 Novonesis (Novozymes) B 342,471
2,276 Orsted AS
b,c
98,047
1,110 Pandora AS 195,577
1,278 ROCKWOOL AS 59,903
4,589 Tryg AS 118,631
13,670 Vestas Wind Systems AS 205,337
Total 5,841,410
Finland  1.0%
1,925 Elisa Oyj 106,995
6,073 Fortum Oyj 113,880
3,697 Kesko Oyj 91,184
4,601 KONE Oyj 303,118
8,416 Metso Oyj 109,070
5,727 Neste Oil Oyj 77,613
72,089 Nokia Oyj 374,044
42,529 Nordea Bank Abp 631,035
1,467 Orion Oyj 110,368
32,775 Sampo Oyj 352,742
7,884 Stora Enso Oyj 85,712
7,225 UPM-Kymmene Oyj 197,301
6,808 Wartsila Corporation 160,903
Total 2,713,965
France  9.9%
2,653 Accor SA 139,040
469 Aeroports de Paris SA 58,800
7,830 Air Liquide SA 1,614,560

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
France  9.9%  - continued
4,685 Alstom SA
b
$ 109,353
834 Amundi SA
c
67,601
772 Arkema SA 57,007
23,984 AXA SA 1,177,739
561 BioMerieux 77,596
13,776 BNP Paribas SA 1,235,734
9,580 Bollore SA 60,214
2,565 Bouygues SA 116,002
4,301 Bureau Veritas SA 146,803
2,203 Capgemini SE 377,235
7,342 Carrefour SA 103,568
6,080 Compagnie de Saint-Gobain SA 714,251
9,076 Compagnie Generale des
Etablissements Michelin SCA 337,576
755 Covivio SA/France 47,870
14,336 Credit Agricole SA 271,213
8,739 Danone SA 715,056
265 Dassault Aviation SA 93,697
9,072 Dassault Systemes SE 328,785
3,269 Edenred SE 101,537
929 Eiffage SA 130,537
24,724 Engie SA 581,085
4,025 EssilorLuxottica SA 1,105,238
542 Eurazeo SE 38,749
1,505 FDJ UNITED
c
59,057
623 Gecina SA 68,583
4,095 Groupe Eurotunnel SA 79,050
429 Hermes International SCA 1,162,965
511 Ipsen SA 60,869
1,008 Kering SA 219,599
2,912 Klepierre SA 115,139
3,550 Legrand SA 475,803
3,255 L'Oreal SA 1,394,295
3,724 LVMH Moet Hennessy Louis Vuitton
SE 1,949,073
25,205 Orange SA 383,828
2,732 Pernod-Ricard SA 272,522
3,098 Publicis Groupe SA 349,904
2,602 Renault SA 120,069
3,028 Rexel SA 93,392
4,874 Safran SA 1,589,534
15,028 Sanofi SA 1,454,921
395 Sartorius Stedim Biotech 94,509
7,402 Schneider Electric SE 1,987,331
9,750 Societe Generale SA 557,743
1,198 Sodexo SA 73,733
729 Teleperformance SE 70,806
1,254 Thales SA 370,275
27,656 TotalEnergies SE 1,690,413
8,522 Veolia Environnement SA 304,252
6,701 Vinci SA 988,202
Total 25,792,713
Germany  9.8%
2,315 Adidas AG 540,392
5,227 Allianz SE 2,121,298
12,082 BASF SE 597,572
13,299 Bayer AG 400,664
3,924 Bayerische Motoren Werke AG 349,470
1,343 Beiersdorf AG 168,813
1,661 Brenntag AG 110,042
12,027 Commerzbank AG 379,008
1,489 Continental AG 129,957
2,430 Covestro AG
b
172,890
845 CTS Eventim AG & Company KGaA 105,077
Shares Common Stock  97.3% Value
Germany  9.8%  - continued
6,431 Daimler Truck Holding AG $ 305,113
2,585 Delivery Hero AG
b,c
70,163
25,054 Deutsche Bank AG 742,739
2,549 Deutsche Boerse AG 832,734
8,110 Deutsche Lufthansa AG 68,851
47,249 Deutsche Telekom AG 1,729,488
12,995 DHL Group 601,928
30,391 E.ON SE 559,975
3,469 Evonik Industries AG 71,665
2,979 Fresenius Medical Care AG 171,159
5,718 Fresenius SE & Company KGaA 287,747
1,983 GEA Group AG 139,009
816 Hannover Rueckversicherung SE 257,134
1,811 Heidelberg Materials AG 426,486
1,407 Henkel AG & Company KGaA 102,043
17,678 Infineon Technologies AG 754,359
982 Knorr-Bremse AG 95,251
1,008 LEG Immobilien SE 89,724
964 LEG Immobilien SE, DRIP
a,b
0
9,776 Mercedes-Benz Group AG 569,553
1,749 Merck KGaA 226,773
729 MTU Aero Engines AG 323,862
1,811 Muenchener Rueckversicherungs-
Gesellschaft AG 1,175,948
782 Nemetschek SE 113,385
69 Rational AG 57,981
605 Rheinmetall AG 1,281,211
8,559 RWE AG 357,666
14,135 SAP SE 4,322,205
1,015 Scout24 SE
c
140,120
10,288 Siemens AG 2,642,565
9,197 Siemens Energy AG
b
1,074,957
4,581 Siemens Healthineers AG
c
254,312
1,797 Symrise AG 188,442
874 Talanx AG 113,307
10,025 Vonovia SE 355,421
3,039 Zalando SE
b,c
100,279
Total 25,678,738
Hong Kong  1.7%
144,800 AIA Group, Ltd. 1,311,663
50,000 BOC Hong Kong (Holdings), Ltd. 217,662
26,000 CK Asset Holdings, Ltd. 114,889
36,500 CK Hutchison Holdings, Ltd. 224,755
22,000 CLP Holdings, Ltd. 185,807
30,000 Galaxy Entertainment Group, Ltd. 133,728
10,200 Hang Seng Bank, Ltd. 153,063
20,000 Henderson Land Development
Company, Ltd. 70,240
51,000 HKT Trust and HKT, Ltd. 76,249
151,162 Hong Kong and China Gas
Company, Ltd. 127,095
16,300 Hong Kong Exchanges & Clearing,
Ltd. 876,721
35,160 Link REIT 188,334
21,000 MTR Corporation, Ltd. 75,514
19,000 Power Assets Holdings, Ltd. 122,162
48,571 Sino Land Company, Ltd. 51,735
19,500 Sun Hung Kai Properties, Ltd. 224,699
5,000 Swire Pacific, Ltd. 42,860
20,000 Techtronic Industries Company,
Ltd. 220,680

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Hong Kong  1.7%  - continued
14,000 Wharf Holdings, Ltd. $ 42,625
Total 4,460,481
Ireland  0.6%
28,367 AIB Group plc 234,109
13,335 Bank of Ireland Group plc 190,026
1,340 DCC plc 86,966
7,832 James Hardie Industries plc
b
210,315
2,234 Kerry Group plc 246,828
2,094 Kingspan Group plc 178,429
11,509 Ryanair Holdings plc 326,462
Total 1,473,135
Isle of Man  <0.1%
8,224 Entain plc 101,859
Total 101,859
Israel  1.0%
575 Azrieli Group, Ltd. 52,951
17,003 Bank Hapoalim BM 326,595
20,320 Bank Leumi Le-Israel BM 378,065
1,208 Check Point Software Technologies,
Ltd.
b
267,270
643 CyberArk Software, Ltd.
b
261,624
363 Elbit Systems, Ltd. 161,692
10,492 ICL Group, Ltd. 72,030
16,660 Israel Discount Bank, Ltd. 166,179
2,107 Mizrahi Tefahot Bank, Ltd. 137,443
571 Monday.com, Ltd.
b
179,568
857 NICE, Ltd.
b
145,273
15,560 Teva Pharmaceutical Industries,
Ltd. ADR
b
260,786
765 Wix.com, Ltd.
b
121,222
Total 2,530,698
Italy  2.6%
3,027 Banca Mediolanum SPA 52,165
15,383 Banco BPM SPA 179,559
13,471 BPER Banca SPA 122,267
8,334 Davide Campari-Milano NV 56,107
303 DiaSorin SPA 32,430
110,097 Enel SPA 1,044,901
29,817 Eni SPA 481,669
8,279 Finecobank Banca Fineco SPA 183,658
11,684 Generali 415,619
3,784 Infrastrutture Wireless Italiane SPA
c
46,271
204,849 Intesa Sanpaolo SPA 1,180,018
5,478 Leonardo SPA 309,107
6,768 Mediobanca SPA 157,498
3,162 Moncler SPA 180,366
6,480 Nexi SPA
c
38,701
6,188 Poste Italiane SPA
c
132,955
3,804 Prysmian SPA 269,321
1,557 Recordati SPA 97,866
27,296 Snam SPA 165,242
145,255 Telecom Italia SPA
b
71,773
19,046 Terna Rete Elettrica Nazionale SPA 195,812
18,977 UniCredit SPA 1,273,045
4,856 Unipol Assicurazioni SPA 96,172
Total 6,782,522
Japan  21.2%
10,400 Advantest Corporation 770,963
Shares Common Stock  97.3% Value
Japan  21.2%  - continued
10,000 Aeon Company, Ltd. $ 306,528
2,600 AGC, Inc. 76,273
7,100 Aisin Corporation 90,826
12,300 Ajinomoto Company, Inc. 333,615
2,200 All Nippon Airways Company, Ltd. 43,076
19,521 Asahi Group Holdings, Ltd. 260,940
16,600 Asahi Kasei Corporation 118,172
8,900 Asics Corporation 226,953
24,500 Astellas Pharma, Inc. 239,878
8,000 Bandai Namco Holdings, Inc. 286,714
7,700 Bridgestone Corporation 314,870
12,600 Canon, Inc. 365,447
4,700 Capcom Company, Ltd. 160,512
10,500 Central Japan Railway Company 234,723
7,600 Chiba Bank, Ltd. 70,237
8,700 Chubu Electric Power Company,
Inc. 107,657
9,100 Chugai Pharmaceutical Company,
Ltd. 475,182
13,900 Concordia Financial Group, Ltd. 90,208
5,300 Dai Nippon Printing Company, Ltd. 80,453
4,400 Daifuku Company, Ltd. 113,194
47,600 Dai-ichi Mutual Life Insurance
Company, Ltd. 361,884
23,200 Daiichi Sankyo Company, Ltd. 537,500
3,600 Daikin Industries, Ltd. 422,582
800 Daito Trust Construction Company,
Ltd. 87,135
7,600 Daiwa House Industry Company,
Ltd. 261,157
18,100 Daiwa Securities Group, Inc. 128,547
25,600 Denso Corporation 345,479
2,700 Dentsu Group, Inc. 59,826
1,259 DISCO Corporation 372,970
12,300 East Japan Railway Company 264,584
3,600 Eisai Company, Ltd. 103,394
36,900 Eneos Holdings, Inc. 182,907
12,800 FANUC Corporation 347,485
2,600 Fast Retailing Company, Ltd. 891,447
1,800 Fuji Electric Company, Ltd. 82,893
15,200 FUJIFILM Holdings NPV 329,165
3,400 Fujikura, Ltd. 178,859
23,800 Fujitsu, Ltd. 577,373
3,100 Hankyu Hanshin Holdings, Inc. 84,269
200 Hikari Tsushin, Inc. 59,053
62,000 Hitachi, Ltd. 1,801,990
57,200 Honda Motor Company, Ltd. 551,571
1,500 Hoshizaki Corporation 51,687
4,700 Hoya Corporation 558,182
6,200 Hulic Company, Ltd. 62,538
11,000 Idemitsu Kosan Company, Ltd. 66,708
2,000 IHI Corporation 216,328
11,900 Inpex Corporation 167,043
7,200 Isuzu Motors, Ltd. 91,209
16,100 ITOCHU Corporation 843,077
2,000 Japan Airlines Company, Ltd. 40,792
13,400 Japan Exchange Group, Inc. 135,742
24,400 Japan Post Bank Company, Ltd. 263,045
24,100 Japan Post Holdings Company,
Ltd. 223,219
2,600 Japan Post Insurance Company,
Ltd. 58,865
16,200 Japan Tobacco, Inc.
d
477,243
7,800 JFE Holdings, Inc. 90,735
5,700 Kajima Corporation 148,666

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Japan  21.2%  - continued
12,800 Kansai Electric Power Company,
Inc. $ 151,806
6,300 Kao Corporation 282,275
4,800 Kawasaki Kisen Kaisha, Ltd. 67,978
41,500 KDDI Corporation 712,579
2,600 Keyence Corporation 1,039,554
9,200 Kikkoman Corporation 85,338
10,500 Kirin Holdings Company, Ltd. 147,143
2,000 Kobe Bussan Company, Ltd. 62,111
12,200 Komatsu, Ltd. 402,521
1,400 Konami Group Corporation 221,342
13,200 Kubota Corporation 148,855
17,400 Kyocera Corporation 208,980
3,200 Kyowa Hakko Kirin Company, Ltd. 54,775
1,100 Lasertec Corporation 147,467
38,700 LY Corporation 142,517
6,000 M3, Inc. 82,420
3,200 Makita Corporation 98,554
19,100 Marubeni Corporation 385,023
4,500 MatsukiyoCocokara & Company 92,567
3,200 MEIJI Holdings Company, Ltd. 70,764
4,900 Minebea Mitsumu, Inc. 71,656
18,400 Mitsubishi Chemical Group
Corporation 96,711
46,300 Mitsubishi Corporation 925,161
25,700 Mitsubishi Electric Corporation 552,781
14,400 Mitsubishi Estate Company, Ltd. 269,959
11,900 Mitsubishi HC Capital, Inc. 87,616
43,400 Mitsubishi Heavy Industries, Ltd. 1,086,058
155,200 Mitsubishi UFJ Financial Group,
Inc. 2,115,933
33,400 Mitsui & Company, Ltd. 680,691
35,800 Mitsui Fudosan Company, Ltd. 346,583
4,700 Mitsui O.S.K. Lines, Ltd. 156,979
32,330 Mizuho Financial Group, Inc. 897,478
3,400 MonotaRO Company, Ltd. 66,932
17,400 MS and AD Insurance Group
Holdings, Inc. 388,988
22,600 Murata Manufacturing Company,
Ltd. 334,044
16,600 NEC Corporation 484,306
4,500 NEXON Company, Ltd. 90,637
11,300 Nidec Corporation 219,594
14,900 Nintendo Company, Ltd. 1,430,845
104 Nippon Building Fund, Inc. 96,031
12,800 Nippon Paint Holdings Company,
Ltd. 102,941
2,300 Nippon Sanso Holdings
Corporation 87,036
13,100 Nippon Steel Corporation 247,746
404,500 Nippon Telegraph and Telephone
Corporation 432,455
5,900 Nippon Yusen Kabushiki Kaisha 212,252
30,200 Nissan Motor Company, Ltd.
b
73,071
2,700 Nissin Foods Holdings Company,
Ltd. 56,093
1,100 Nitori Holdings Company, Ltd. 105,875
9,600 Nitto Denko Corporation 185,390
40,700 Nomura Holdings, Inc. 268,201
5,100 Nomura Research Institute, Ltd. 203,987
3,800 NTT Data Group Corporation 105,187
8,800 Obayashi Corporation 133,336
4,400 OBIC Company, Ltd. 171,094
15,400 Olympus Corporation 182,926
2,400 OMRON Corporation 64,695
Shares Common Stock  97.3% Value
Japan  21.2%  - continued
5,100 Ono Pharmaceutical Company, Ltd. $ 55,273
500 Oracle Corporation Japan 59,595
14,600 Oriental Land Company, Ltd. 336,264
15,700 ORIX Corporation 354,297
4,900 Osaka Gas Company, Ltd. 125,685
3,100 Otsuka Corporation 63,151
6,000 Otsuka Holdings Company, Ltd. 297,476
5,200 Pan Pacific International Holdings
Company 178,854
31,600 Panasonic Holdings Corporation 338,099
20,400 Rakuten Group, Inc.
b
112,408
19,100 Recruit Holdings Company, Ltd. 1,123,207
22,800 Renesas Electronics Corporation 282,069
28,100 Resona Holdings, Inc. 259,527
7,300 Ricoh Company, Ltd. 68,893
2,400 Sanrio Company, Ltd. 116,054
3,700 SBI Holdings, Inc. 128,927
1,100 SCREEN Holdings Company, Ltd. 89,443
2,100 SCSK Corporation 63,268
5,700 Secom Company, Ltd. 204,772
5,100 Sekisui Chemical Company, Ltd. 92,365
8,100 Sekisui House, Ltd. 178,276
30,000 Seven & I Holdings Company, Ltd. 482,860
4,300 SG Holdings Company, Ltd. 47,893
3,200 Shimadzu Corporation 79,114
1,000 Shimano, Inc. 144,981
24,400 Shin-Etsu Chemical Company, Ltd. 805,736
10,200 Shionogi & Company, Ltd. 183,623
5,400 Shiseido Company, Ltd. 96,447
800 SMC Corporation 286,690
387,500 SoftBank Corporation 600,219
12,900 SoftBank Group Corporation 937,908
12,100 Sompo Holdings, Inc. 364,631
83,200 Sony Group Corporation 2,163,227
7,900 Subaru Corporation 136,958
14,800 Sumitomo Corporation 381,940
9,700 Sumitomo Electric Industries, Ltd. 208,001
3,300 Sumitomo Metal Mining Company,
Ltd. 81,328
50,000 Sumitomo Mitsui Financial Group,
Inc. 1,259,048
8,700 Sumitomo Mitsui Trust Group, Inc. 231,398
4,200 Sumitomo Realty & Development
Company, Ltd. 162,201
1,900 Suntory Beverage and Food, Ltd. 60,761
21,300 Suzuki Motor Corporation 256,798
6,800 Sysmex Corporation 118,369
6,600 T&D Holdings, Inc. 144,871
2,100 Taisei Corporation 122,305
21,500 Takeda Pharmaceutical Company,
Ltd. 663,770
26,300 TDK Corporation 306,988
18,000 Terumo Corporation 330,334
2,900 TIS, Inc. 97,178
1,500 Toho Company, Ltd. 88,494
24,900 Tokio Marine Holdings, Inc. 1,055,288
6,100 Tokyo Electron, Ltd. 1,168,208
4,500 Tokyo Gas Company, Ltd. 149,679
3,900 Tokyo Metro Company, Ltd. 45,383
6,900 Tokyu Corporation 82,083
3,200 TOPPAN Holdings, Inc. 86,934
18,800 Toray Industries, Inc. 128,691
2,200 Toyota Industries Corporation 248,298
128,300 Toyota Motor Corporation 2,209,710
8,600 Toyota Tsusho Corporation 194,801

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Japan  21.2%  - continued
1,700 Trend Micro, Inc. $ 117,582
15,100 Unicharm Corporation 109,034
6,100 West Japan Railway Company 139,453
3,450 Yakult Honsha Company, Ltd. 64,974
12,500 Yamaha Motor Company, Ltd. 93,538
3,100 Yokogawa Electric Corporation 82,813
1,300 Zensho Holdings Company, Ltd. 78,684
5,400 ZOZO, Inc. 58,345
Total 55,414,879
Jersey  0.5%
2,878 CVC Capital Partners plc
c
59,176
12,429 Experian plc 640,915
138,796 Glencore plc 540,837
14,603 WPP plc 102,819
Total 1,343,747
Luxembourg  0.8%
6,349 ArcelorMittal SA 201,609
1,603 Eurofins Scientific SE 114,238
3,046 InPost SA
b
50,691
2,127 Spotify Technology SA
b
1,632,132
5,509 Tenaris SA 103,265
Total 2,101,935
Netherlands  5.9%
6,202 ABN AMRO Bank NV
c
169,352
341 Adyen NV
b,c
626,261
2,446 AerCap Holdings NV 286,182
8,044 Airbus SE 1,682,816
2,312 Akzo Nobel NV 162,219
827 Argenx SE
b
457,814
634 ASM International NV 406,698
5,331 ASML Holding NV 4,271,939
2,002 ASR Nederland NV 133,024
1,098 BE Semiconductor Industries NV 164,210
1,058 Euronext NV
c
181,280
1,197 EXOR NV 120,835
1,706 Ferrari NV 835,791
6,913 Ferrovial SE 368,759
1,755 Heineken Holding NV 130,958
3,899 Heineken NV 340,161
800 IMCD NV 107,597
42,605 ING Groep NV 933,806
2,313 JDE Peet's BV 66,070
52,642 Koninklijke (Royal) KPN NV 256,798
12,358 Koninklijke Ahold Delhaize NV 516,151
11,264 Koninklijke Philips NV 270,476
3,641 NN Group NV 242,270
17,713 Prosus NV 993,817
2,925 QIAGEN NV 140,926
1,469 Randstad Holding NV 67,899
27,294 Stellantis NV 273,381
9,165 STMicroelectronics NV 281,018
14,893 Universal Music Group NV 483,139
3,229 Wolters Kluwer NV 540,013
Total 15,511,660
New Zealand  0.3%
22,851 Auckland International Airport, Ltd. 107,879
10,867 Contact Energy, Ltd. 59,636
7,936 Fisher & Paykel Healthcare
Corporation, Ltd. 174,313
Shares Common Stock  97.3% Value
New Zealand  0.3%  - continued
12,449 Infratil, Ltd. $ 80,330
17,702 Meridian Energy, Ltd. 63,663
1,969 Xero, Ltd.
b
232,990
Total 718,811
Norway  0.6%
4,278 Aker BP ASA 109,322
12,122 DNB Bank ASA 335,229
11,341 Equinor ASA 286,406
2,707 Gjensidige Forsikring ASA 68,622
5,955 Kongsberg Gruppen ASA 230,918
6,300 Mowi ASA 121,675
19,036 Norsk Hydro ASA 109,008
9,489 Orkla ASA 103,349
905 SalMar ASA 39,219
8,335 Telenor ASA 129,794
2,241 Yara International ASA 82,699
Total 1,616,241
Portugal  0.2%
42,478 EDP SA 184,537
5,648 Galp Energia SGPS SA 103,391
3,833 Jeronimo Martins SGPS SA 97,044
Total 384,972
Singapore  1.3%
79,170 CapitaLand Integrated Commercial
Trust 135,188
31,700 Capitaland Investment, Ltd. 66,084
50,654 Capland Ascendas REIT 106,888
28,830 DBS Group Holdings, Ltd. 1,017,759
81,900 Genting Singapore, Ltd. 46,064
19,700 Keppel, Ltd. 115,040
45,863 Oversea-Chinese Banking
Corporation, Ltd. 588,116
12,100 Sembcorp Industries, Ltd. 65,184
20,200 Singapore Airlines, Ltd. 110,792
11,600 Singapore Exchange, Ltd. 135,827
21,100 Singapore Technologies
Engineering, Ltd. 129,379
100,600 Singapore Telecommunications,
Ltd. 303,288
17,100 United Overseas Bank, Ltd. 483,993
26,000 Wilmar International, Ltd. 58,689
35,000 Yangzijiang Shipbuilding Holdings,
Ltd. 61,078
Total 3,423,369
Spain  3.1%
334 Acciona SA 60,242
2,390 ACS Actividades de Construccion y
Servicios SA 166,123
10,150 Aena SME SA
c
270,943
6,098 Amadeus IT Holding SA 515,179
78,014 Banco Bilbao Vizcaya Argentaria
SA 1,201,284
72,930 Banco de Sabadell SA 232,177
205,111 Banco Santander SA 1,698,504
9,126 Bankinter SA 119,136
53,418 CaixaBank SA 462,858
6,694 Cellnex Telecom SA
c
260,653
4,270 EDP Renovaveis SA 47,780
4,300 Endesa SA 136,203

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
Spain  3.1%  - continued
4,038 Grifols SA
b
$ 49,272
78,464 Iberdrola SA 1,509,498
14,766 Industria de Diseno Textil SA 770,297
16,824 International Consolidated Airlines
Group SA 79,262
5,493 Redeia Corporacion SA 117,538
15,667 Repsol SA 229,152
49,890 Telefonica SA 262,576
Total 8,188,677
Supranational  0.1%
1,646 Unibail-Rodamco-Westfield 158,227
Total 158,227
Sweden  3.0%
1,613 AB Industrivarden, Class A 58,638
2,096 AB Industrivarden, Class C 75,900
3,519 Addtech AB 119,968
3,916 Alfa Laval AB 164,936
13,568 Assa Abloy AB 424,185
36,360 Atlas Copco AB, Class A 587,796
21,129 Atlas Copco AB, Class B 300,720
5,210 Beijer Ref AB 82,219
3,847 Boliden AB
b
120,216
8,921 Epiroc AB, Class A 194,120
5,279 Epiroc AB, Class B 101,212
5,040 EQT AB 169,072
8,154 Essity AB 225,775
2,007 Evolution Gaming Group AB
c
159,403
9,719 Fastighets AB Balder
b
72,448
7,668 Hennes & Mauritz AB 107,997
28,104 Hexagon AB 283,277
1,032 Holmen AB 40,880
3,699 Indutrade AB 101,002
2,004 Investment AB Latour 52,856
23,429 Investor AB, Class B 694,281
1,029 L E Lundbergforetagen AB 51,365
3,155 Lifco AB 127,862
20,514 NIBE Industrier AB 87,588
4,336 Saab AB 242,440
2,975 Sagax AB 68,170
14,433 Sandvik AB 331,416
6,657 Securitas AB 99,671
21,481 Skandinaviska Enskilda Banken AB 374,425
4,606 Skanska AB 107,295
4,618 SKF AB 106,077
8,223 Svenska Cellulosa AB SCA 106,922
19,744 Svenska Handelsbanken AB 264,319
11,493 Swedbank AB 304,407
2,650 Swedish Orphan Biovitrum AB
b
80,653
7,410 Tele2 AB 108,167
37,602 Telefonaktiebolaget LM Ericsson 321,321
31,936 Telia Company AB 114,868
2,759 Trelleborg AB 102,776
21,502 Volvo AB, Class B 605,015
Total 7,741,658
Switzerland  9.5%
21,408 ABB, Ltd. 1,282,957
6,764 Alcon AG 599,852
7,055 Amrize, Ltd.
b
351,928
1,190 Avolta AG 64,820
558 Baloise Holding AG 131,605
408 Banque Cantonale Vaudoise 47,056
Shares Common Stock  97.3% Value
Switzerland  9.5%  - continued
48 Barry Callebaut AG $ 52,467
286 BKW FMB Energie 62,705
1 Chocoladefabriken Lindt and
Spruengli AG 166,726
2,951 Coca-Cola HBC AG 154,167
7,277 Compagnie Financiere Richemont
SA 1,377,048
2,517 DSM-Firmenich AG 267,772
95 EMS-CHEMIE Holding AG 71,820
1,624 Galderma Group AG 236,058
453 Geberit AG 356,758
125 Givaudan SA 606,191
502 Helvetia Holding AG 117,858
7,055 Holcim AG 523,898
2,789 Julius Baer Group, Ltd. 189,191
654 Kuehne & Nagel International AG 141,619
13 Lindt & Spruengli AG 219,097
2,059 Logitech International SA 186,720
978 Lonza Group AG 699,430
35,466 Nestle SA 3,526,256
25,735 Novartis AG 3,123,640
307 Partners Group Holding AG 401,656
433 Roche Holding AG, Bearer Shares 150,481
9,510 Roche Holding AG, Participation
Certificates 3,104,253
5,658 Sandoz Group AG 310,077
318 Schindler Holding AG 115,525
551 Schindler Holding AG, Participation
Certificates 205,176
2,180 SGS SA 221,348
4,140 SIG Group AG 76,578
2,064 Sika AG 561,581
686 Sonova Holding AG 204,583
1,511 Straumann Holding AG 197,774
392 Swatch Group AG, Bearer Shares 63,998
389 Swiss Life Holding AG 393,810
1,086 Swiss Prime Site AG 163,035
4,083 Swiss Re AG 706,306
351 Swisscom AG 249,241
763 Temenos AG 54,810
44,521 UBS Group AG 1,511,567
365 VAT Group AG
c
154,662
1,981 Zurich Insurance Group AG 1,386,152
Total 24,790,252
United Kingdom  13.8%
13,176 3i Group plc 745,657
3,524 Admiral Group plc 158,250
15,148 Anglo American plc 446,530
5,338 Antofagasta plc 132,718
5,848 Ashtead Group plc 375,008
4,412 Associated British Foods plc 124,658
20,990 AstraZeneca plc 2,921,152
11,901 Auto Trader Group plc
c
134,800
36,250 Aviva PLC 308,187
40,777 BAE Systems plc 1,058,278
193,592 Barclays plc 894,542
18,589 Barratt Redrow plc 116,404
216,817 BP plc 1,080,244
26,815 British American Tobacco plc 1,274,952
80,868 BT Group plc 215,328
4,434 Bunzl plc 141,296
68,038 Centrica plc 150,960
3,108 Coca-Cola European Partners plc 288,174
22,977 Compass Group plc 778,275

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  97.3% Value
United Kingdom  13.8%  - continued
1,796 Croda International plc $ 72,105
30,122 Diageo plc 759,557
55,720 GSK plc 1,062,380
122,161 Haleon plc 627,861
5,139 Halma plc 225,879
2,253 Hikma Pharmaceuticals plc 61,482
239,231 HSBC Holdings plc 2,893,775
10,589 Imperial Brands plc 418,372
17,856 Informa plc 197,687
2,007 InterContinental Hotels Group plc 229,470
2,167 Intertek Group plc 141,155
23,796 J Sainsbury plc 94,705
35,069 JD Sports Fashion plc 42,765
24,138 Kingfisher plc 96,397
9,580 Land Securities Group plc 83,210
79,490 Legal & General Group plc 278,130
814,182 Lloyds TSB Group plc 856,125
6,452 London Stock Exchange Group plc 943,584
30,920 M&G plc 109,293
27,820 Marks & Spencer Group plc 135,400
17,263 Melrose Industries plc 125,729
5,975 Mondi plc 97,634
66,290 National Grid plc 973,046
109,348 NatWest Group plc 767,944
1,580 Next plc 269,854
8,084 Pearson plc 119,085
9,506 Phoenix Group Holdings plc 86,002
35,320 Prudential plc 442,073
9,230 Reckitt Benckiser Group plc 628,810
25,006 RELX plc 1,355,263
34,173 Rentokil Initial plc 164,876
15,277 Rio Tinto plc 889,182
114,760 Rolls-Royce Holdings plc 1,520,869
13,294 Sage Group plc 228,295
9,811 Schroders plc 48,791
17,404 SEGRO plc 162,921
3,657 Severn Trent plc 137,401
81,029 Shell plc 2,827,057
11,264 Smith & Nephew plc 172,499
4,543 Smiths Group plc 140,126
996 Spirax Group plc 81,445
14,975 SSE plc 377,072
27,326 Standard Chartered plc 452,204
91,079 Tesco plc 502,165
33,862 Unilever plc 2,066,465
9,230 United Utilities Group plc 144,936
270,002 Vodafone Group plc 289,023
2,389 Whitbread plc 92,707
9,019 Wise plc
b
128,839
Total 35,967,058
Total Common Stock
(cost $174,095,930) 254,421,602
Shares Preferred Stock 0.3%
Germany  0.3%
758 Bayerische Motoren Werke AG 62,949
1,541 Dr. Ing. h.c. F. Porsche AG
c
76,163
2,291 Henkel AG & Company KGaA 180,035
2,073 Porsche Automobil Holding SE 82,295
355 Sartorius AG 90,418
Shares Preferred Stock  0.3% Value
Germany  0.3%  - continued
2,791 Volkswagen AG $ 295,047
Total 786,907
Total Preferred Stock
(cost $984,090) 786,907
Shares
Collateral Held for Securities
Loaned 0.2%
462,750 Thrivent Cash Management Trust 462,750
Total Collateral Held for
Securities Loaned
(cost $462,750) 462,750
Shares or
Principal
Amount Short-Term Investments 2.0%
Federal Home Loan Bank Discount
Notes
100,000 4.193%,  8/1/2025
e,f
99,625
Federal Home Loan Mortgage
Corporation Discount Notes
300,000 4.130%,  7/14/2025
e,f
299,514
Federal National Mortgage
Association Discount Notes
200,000 4.200%,  8/22/2025
e,f
198,757
State Street Institutional U.S.
Government Money Market Fund
4,534,059 4.268%
e
4,534,059
Total Short-Term Investments
(cost $5,132,037) 5,131,955
Total Investments (cost
$180,674,807) 99.8% $260,803,214
Other Assets and Liabilities,
Net 0.2% 620,429
Total Net Assets 100.0% $261,423,643
a Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $3,209,139 or 1.2% of
total net assets.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 441,891
Total lending $441,891
Gross amount payable upon return of
collateral for securities loaned $462,750
Net amounts due to counterparty $20,859
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 85,742,839
Gross unrealized depreciation (7,605,794)
Net unrealized appreciation (depreciation) $ 78,137,045
Cost for federal income tax purposes $ 182,756,757
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,925,609 2,457,262 11,468,347 –
Consumer Discretionary 24,394,065 – 24,394,065 –
Consumer Staples 20,108,368 288,174 19,820,194 –
Energy 8,132,299 – 8,132,299 –
Financials 60,775,690 99,614 60,676,074 2
Health Care 28,613,890 260,786 28,353,104 –
Industrials 48,579,838 447,640 48,132,198 –
Information Technology 21,750,513 829,684 20,920,829 –
Materials 14,334,445 – 14,334,445 –
Real Estate @ 4,861,222 – 4,861,222 0
Utilities 8,945,663 – 8,945,663 –
Preferred Stock
Consumer Discretionary 516,454 – 516,454 –
Consumer Staples 180,035 – 180,035 –
Health Care 90,418 – 90,418 –
Short-Term Investments 5,131,955 4,534,059 597,896 –
Subtotal Investments in Securities $260,340,464 $8,917,219 $251,423,243 $2
Other Investments  * Total
Collateral Held for Securities Loaned 462,750
Subtotal Other Investments $462,750
Total Investments at Value $260,803,214
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
@ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 90,588 90,588 – –
Total Asset Derivatives $90,588 $90,588 $– $–

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Index Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $597,896 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 40 September 2025 $ 5,272,812 $ 90,588
Total Futures Long Contracts $ 5,272,812 $ 90,588
Total Futures Contracts $ 5,272,812 $90,588
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 90,588
Total Equity Contracts 90,588
Total Asset Derivatives $90,588
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 855,657
Total Equity Contracts
855,657
Total $855,657
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 197,096
Total Equity Contracts 197,096
Total $197,096
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,073,521

International Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $3,437 $2,321 $5,758 $– – –
Total Affiliated Short-Term Investments 3,437 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 2,976 2,513 463 463 0.2%
Total Collateral Held for Securities Loaned – 463 0.2
Total Value $3,437 $463
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $21
Total Income/Non Cash Income from Affiliated
Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.9% Value
Communications Services  16.2%
951,608 Alphabet, Inc., Class C $ 168,805,743
325,109 Meta Platforms, Inc. 239,959,702
36,334 Netflix, Inc.
a
48,655,950
55,295 Spotify Technology SA
a
42,430,065
Total 499,851,460
Consumer Discretionary  17.4%
1,254,456 Amazon.com, Inc.
a
275,215,102
429,486 Best Buy Company, Inc. 28,831,395
211,353 DoorDash, Inc.
a
52,100,628
184,704 Expedia Group, Inc. 31,155,871
176,035 Home Depot, Inc. 64,541,472
270,426 Tesla, Inc.
a
85,903,523
Total 537,747,991
Consumer Staples  1.7%
522,322 Walmart, Inc. 51,072,645
Total 51,072,645
Energy  0.8%
275,413 ConocoPhillips 24,715,563
Total 24,715,563
Financials  8.8%
123,819 American Express Company 39,495,785
49,829 Ameriprise Financial, Inc. 26,595,232
181,760 JPMorgan Chase & Company 52,694,042
287,744 Robinhood Markets, Inc.
a
26,941,471
350,488 Visa, Inc. 124,440,764
Total 270,167,294
Health Care  7.0%
115,244 Amgen, Inc. 32,177,277
154,279 Danaher Corporation 30,476,273
89,660 Eli Lilly & Company 69,892,660
107,590 Intuitive Surgical, Inc.
a
58,465,482
166,425 Zoetis, Inc. 25,953,979
Total 216,965,671
Industrials  6.0%
121,572 Caterpillar, Inc. 47,195,466
965,010 Fastenal Company 40,530,420
64,085 Parker-Hannifin Corporation 44,761,450
548,787 Uber Technologies, Inc.
a
51,201,827
Total 183,689,163
Information Technology  41.0%
885,407 Apple, Inc. 181,658,954
219,382 Applied Materials, Inc. 40,162,263
468,288 Broadcom, Inc. 129,083,587
154,239 CDW Corporation 27,545,543
374,864 Fortinet, Inc.
a
39,630,622
158,594 International Business Machines
Corporation 46,750,339
622,156 Microsoft Corporation 309,466,616
2,177,498 NVIDIA Corporation 344,022,909
284,170 Palantir Technologies, Inc.
a
38,738,055
112,268 SAP SE ADR 34,140,699
Shares Common Stock  98.9% Value
Information Technology  41.0% - continued
69,511 ServiceNow, Inc.
a
$ 71,462,869
Total 1,262,662,456
Total Common Stock
(cost $1,498,301,800) 3,046,872,243
Shares or
Principal
Amount Short-Term Investments 1.4% Value
State Street Institutional U.S.
Government Money Market
Fund
43,788,063 4.268%
b
43,788,063
Total Short-Term Investments
(cost $43,788,063) 43,788,063
Total Investments (cost
$1,542,089,863) 100.3% $3,090,660,306
Other Assets and Liabilities, Net
(0.3%) (7,850,809)
Total Net Assets 100.0% $3,082,809,497
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,565,325,155
Gross unrealized depreciation (22,524,368)
Net unrealized appreciation (depreciation) $ 1,542,800,787
Cost for federal income tax purposes $ 1,547,859,519

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 499,851,460 499,851,460 – –
Consumer Discretionary 537,747,991 537,747,991 – –
Consumer Staples 51,072,645 51,072,645 – –
Energy 24,715,563 24,715,563 – –
Financials 270,167,294 270,167,294 – –
Health Care 216,965,671 216,965,671 – –
Industrials 183,689,163 183,689,163 – –
Information Technology 1,262,662,456 1,262,662,456 – –
Short-Term Investments 43,788,063 43,788,063 – –
Subtotal Investments in Securities $3,090,660,306 $3,090,660,306 $– $–
Total Investments at Value $3,090,660,306
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $91,293 $15,828 $107,121 $– – –
Total Affiliated Short-Term Investments 91,293 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 11,855 11,855 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $91,293 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $231
Total Income/Non Cash Income from Affiliated
Investments $231
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.0% Value
Communications Services  9.7%
228,798 Alphabet, Inc., Class A $ 40,321,071
184,561 Alphabet, Inc., Class C 32,739,276
282,876 AT&T, Inc. 8,186,431
3,752 Charter Communications, Inc.
a
1,533,855
146,409 Comcast Corporation 5,225,337
8,971 Electronic Arts, Inc. 1,432,669
8,414 Fox Corporation, Class A 471,521
5,186 Fox Corporation, Class B 267,753
14,535 Interpublic Group of Companies,
Inc. 355,817
6,196 Live Nation Entertainment, Inc.
a
937,331
9,640 Match Group, Inc. 297,780
85,353 Meta Platforms, Inc. 62,998,196
16,730 Netflix, Inc.
a
22,403,645
14,829 News Corporation, Class A 440,718
4,382 News Corporation, Class B 150,346
7,670 Omnicom Group, Inc. 551,780
23,657 Paramount Global
b,c
305,175
6,660 Take-Two Interactive Software,
Inc.
a
1,617,381
2,635 TKO Group Holdings, Inc. 479,438
18,748 T-Mobile US, Inc. 4,466,898
165,741 Verizon Communications, Inc. 7,171,613
70,674 Walt Disney Company 8,764,283
88,508 Warner Brothers Discovery, Inc.
a
1,014,302
Total 202,132,616
Consumer Discretionary  10.3%
16,967 Airbnb, Inc.
a
2,245,413
371,444 Amazon.com, Inc.
a
81,491,099
8,559 Aptiv plc
a
583,895
658 AutoZone, Inc.
a
2,442,647
7,573 Best Buy Company, Inc. 508,375
1,279 Booking Holdings, Inc. 7,404,438
8,176 Caesars Entertainment, Inc.
a
232,117
5,989 CarMax, Inc.
a
402,521
41,276 Carnival Corporation
a
1,160,681
52,968 Chipotle Mexican Grill, Inc.
a
2,974,153
10,868 D.R. Horton, Inc. 1,401,103
4,601 Darden Restaurants, Inc. 1,002,880
5,967 Deckers Outdoor Corporation
a
615,019
1,346 Domino's Pizza, Inc. 606,508
13,479 DoorDash, Inc.
a
3,322,708
18,123 eBay, Inc. 1,349,439
4,780 Expedia Group, Inc. 806,290
153,542 Ford Motor Company 1,665,931
6,055 Garmin, Ltd. 1,263,800
37,796 General Motors Company 1,859,941
5,456 Genuine Parts Company 661,867
5,178 Hasbro, Inc. 382,240
9,345 Hilton Worldwide Holdings, Inc. 2,488,947
39,074 Home Depot, Inc. 14,326,091
13,334 Las Vegas Sands Corporation 580,162
9,128 Lennar Corporation 1,009,648
10,148 LKQ Corporation 375,577
22,003 Lowe's Companies, Inc. 4,881,806
4,346 Lululemon Athletica, Inc.
a
1,032,523
8,937 Marriott International, Inc./MD 2,441,678
28,110 McDonald's Corporation 8,212,899
8,131 MGM Resorts International
a
279,625
2,040 Mohawk Industries, Inc.
a
213,874
46,314 NIKE, Inc. 3,290,147
17,565 Norwegian Cruise Line Holdings,
Ltd.
a
356,218
115 NVR, Inc.
a
849,351
Shares Common Stock  99.0% Value
Consumer Discretionary  10.3% - continued
33,606 O'Reilly Automotive, Inc.
a
$ 3,028,909
1,478 Pool Corporation 430,807
7,879 PulteGroup, Inc. 830,919
1,568 Ralph Lauren Corporation 430,071
12,927 Ross Stores, Inc. 1,649,227
9,822 Royal Caribbean Cruises, Ltd. 3,075,661
44,675 Starbucks Corporation 4,093,570
8,165 Tapestry, Inc. 716,969
110,162 Tesla, Inc.
a
34,994,061
43,892 TJX Companies, Inc. 5,420,223
20,844 Tractor Supply Company 1,099,938
1,775 Ulta Beauty, Inc.
a
830,380
4,833 Williams-Sonoma, Inc. 789,567
3,460 Wynn Resorts, Ltd. 324,098
10,927 Yum! Brands, Inc. 1,619,163
Total 214,055,174
Consumer Staples  5.4%
66,220 Altria Group, Inc. 3,882,479
18,888 Archer-Daniels-Midland Company 996,909
7,160 Brown-Forman Corporation 192,676
5,284 Bunge Global SA 424,199
7,737 Campbell's Company 237,139
9,682 Church & Dwight Company, Inc. 930,537
4,845 Clorox Company 581,739
152,280 Coca-Cola Company 10,773,810
31,859 Colgate-Palmolive Company 2,895,983
18,766 Conagra Brands, Inc. 384,140
6,018 Constellation Brands, Inc. 979,008
17,442 Costco Wholesale Corporation 17,266,533
8,647 Dollar General Corporation 989,044
7,766 Dollar Tree, Inc.
a
769,145
9,207 Estee Lauder Companies, Inc. 743,926
21,527 General Mills, Inc. 1,115,314
5,818 Hershey Company 965,497
11,458 Hormel Foods Corporation 346,604
4,183 J.M. Smucker Company 410,771
10,570 Kellanova 840,632
75,476 Kenvue, Inc. 1,579,713
53,394 Keurig Dr Pepper, Inc. 1,765,206
13,044 Kimberly-Clark Corporation 1,681,632
33,965 Kraft Heinz Company 876,976
24,082 Kroger Company 1,727,402
5,548 Lamb Weston Holdings, Inc. 287,664
9,934 McCormick & Company, Inc. 753,196
6,735 Molson Coors Beverage Company 323,886
50,902 Mondelez International, Inc. 3,432,831
27,604 Monster Beverage Corporation
a
1,729,114
53,900 PepsiCo, Inc. 7,116,956
61,190 Philip Morris International, Inc. 11,144,535
92,169 Procter & Gamble Company 14,684,365
19,057 Sysco Corporation 1,443,377
17,862 Target Corporation 1,762,086
11,252 Tyson Foods, Inc. 629,437
28,216 Walgreens Boots Alliance, Inc. 323,920
169,848 Walmart, Inc. 16,607,737
Total 113,596,118
Energy  2.9%
14,186 APA Corporation 259,462
38,949 Baker Hughes Company 1,493,305
63,849 Chevron Corporation 9,142,538
49,628 ConocoPhillips 4,453,617
30,006 Coterra Energy, Inc. 761,552

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Energy  2.9% - continued
25,242 Devon Energy Corporation $ 802,948
7,351 Diamondback Energy, Inc. 1,010,027
21,456 EOG Resources, Inc. 2,566,352
23,533 EQT Corporation 1,372,445
8,514 Expand Energy Corporation 995,627
169,436 Exxon Mobil Corporation 18,265,201
33,797 Halliburton Company 688,783
10,899 Hess Corporation 1,509,947
75,998 Kinder Morgan, Inc. 2,234,341
12,077 Marathon Petroleum Corporation 2,006,111
27,856 Occidental Petroleum Corporation 1,170,231
24,556 ONEOK, Inc. 2,004,506
16,017 Phillips 66 1,910,828
53,471 Schlumberger NV 1,807,320
8,528 Targa Resources Corporation 1,484,554
741 Texas Pacific Land Corporation 782,785
12,313 Valero Energy Corporation 1,655,113
48,001 Williams Companies, Inc. 3,014,943
Total 61,392,536
Financials  13.9%
19,129 Aflac, Inc. 2,017,344
10,411 Allstate Corporation 2,095,838
21,758 American Express Company 6,940,367
22,657 American International Group, Inc. 1,939,213
3,743 Ameriprise Financial, Inc. 1,997,751
8,489 Aon plc 3,028,536
17,749 Apollo Global Management, Inc. 2,518,051
14,672 Arch Capital Group, Ltd. 1,335,886
10,068 Arthur J. Gallagher & Company 3,222,968
1,993 Assurant, Inc. 393,598
257,603 Bank of America Corporation 12,189,774
28,125 Bank of New York Mellon
Corporation 2,562,469
72,088 Berkshire Hathaway, Inc.
a
35,018,188
5,725 BlackRock, Inc. 6,006,956
28,684 Blackstone, Inc. 4,290,553
11,018 Brown & Brown, Inc. 1,221,566
25,145 Capital One Financial Corporation 5,349,850
4,117 Cboe Global Markets, Inc. 960,126
67,144 Charles Schwab Corporation 6,126,219
14,651 Chubb, Ltd. 4,244,688
6,145 Cincinnati Financial Corporation 915,113
73,425 Citigroup, Inc. 6,249,936
17,048 Citizens Financial Group, Inc. 762,898
14,166 CME Group, Inc. 3,904,433
8,311 Coinbase Global, Inc.
a
2,912,922
2,771 Corpay, Inc.
a
919,473
981 Erie Indemnity Company 340,201
1,672 Everest Group, Ltd. 568,229
1,492 FactSet Research Systems, Inc. 667,342
20,654 Fidelity National Information
Services, Inc. 1,681,442
26,241 Fifth Third Bancorp 1,079,292
21,796 Fiserv, Inc.
a
3,757,848
12,189 Franklin Resources, Inc. 290,708
3,245 Global Life, Inc. 403,321
9,587 Global Payments, Inc. 767,343
12,063 Goldman Sachs Group, Inc. 8,537,588
11,169 Hartford Insurance Group, Inc. 1,417,011
57,271 Huntington Bancshares, Inc./OH 959,862
22,551 Intercontinental Exchange, Inc. 4,137,432
17,594 Invesco, Ltd. 277,457
2,863 Jack Henry & Associates, Inc. 515,827
109,253 JPMorgan Chase & Company 31,673,537
Shares Common Stock  99.0% Value
Financials  13.9% - continued
38,776 KeyCorp $ 675,478
26,610 KKR & Company, Inc. 3,539,928
6,842 Loews Corporation 627,138
6,310 M&T Bank Corporation 1,224,077
1,474 MarketAxess Holdings, Inc. 329,203
19,370 Marsh & McLennan Companies,
Inc. 4,235,057
31,888 Mastercard, Inc. 17,919,143
22,168 MetLife, Inc. 1,782,751
6,082 Moody's Corporation 3,050,670
48,564 Morgan Stanley 6,840,725
3,042 MSCI, Inc. 1,754,443
16,250 Nasdaq, Inc. 1,453,075
7,648 Northern Trust Corporation 969,690
38,233 PayPal Holdings, Inc.
a
2,841,477
15,551 PNC Financial Services Group,
Inc. 2,899,017
8,108 Principal Financial Group, Inc. 644,018
23,046 Progressive Corporation 6,150,056
13,917 Prudential Financial, Inc. 1,495,242
7,138 Raymond James Financial, Inc. 1,094,755
35,339 Regions Financial Corporation 831,173
12,340 S&P Global, Inc. 6,506,759
11,211 State Street Corporation 1,192,178
14,965 Synchrony Financial 998,764
8,661 T. Rowe Price Group, Inc. 835,786
8,907 Travelers Companies, Inc. 2,382,979
51,481 Truist Financial Corporation 2,213,168
61,250 U.S. Bancorp 2,771,562
67,263 Visa, Inc. 23,881,728
11,782 W.R. Berkley Corporation 865,624
127,929 Wells Fargo & Company 10,249,671
3,898 Willis Towers Watson plc 1,194,737
Total 289,649,228
Health Care  9.2%
68,397 Abbott Laboratories 9,302,676
69,441 AbbVie, Inc. 12,889,638
11,208 Agilent Technologies, Inc. 1,322,656
2,679 Align Technology, Inc.
a
507,215
21,138 Amgen, Inc. 5,901,941
20,174 Baxter International, Inc. 610,869
11,267 Becton, Dickinson and Company 1,940,741
5,760 Biogen, Inc.
a
723,398
6,163 Bio-Techne Corporation 317,086
58,160 Boston Scientific Corporation
a
6,246,966
80,004 Bristol-Myers Squibb Company 3,703,385
9,383 Cardinal Health, Inc. 1,576,344
6,781 Cencora, Inc. 2,033,283
19,562 Centene Corporation
a
1,061,825
1,931 Charles River Laboratories
International, Inc.
a
292,991
10,502 Cigna Group 3,471,751
7,862 Cooper Companies, Inc.
a
559,460
49,731 CVS Health Corporation 3,430,444
25,040 Danaher Corporation 4,946,402
1,632 DaVita, Inc.
a
232,478
15,415 Dexcom, Inc.
a
1,345,575
23,061 Edwards Lifesciences Corporation
a
1,803,601
8,882 Elevance Health, Inc. 3,454,743
30,924 Eli Lilly & Company 24,106,186
18,001 GE HealthCare Technologies, Inc. 1,333,334
48,902 Gilead Sciences, Inc. 5,421,765
6,809 HCA Healthcare, Inc. 2,608,528
4,785 Henry Schein, Inc.
a
349,544

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Health Care  9.2% - continued
8,761 Hologic, Inc.
a
$ 570,867
4,745 Humana, Inc. 1,160,058
3,162 IDEXX Laboratories, Inc.
a
1,695,907
6,316 Incyte Corporation
a
430,120
2,767 Insulet Corporation
a
869,336
14,090 Intuitive Surgical, Inc.
a
7,656,647
6,461 IQVIA Holding, Inc.
a
1,018,189
94,588 Johnson & Johnson 14,448,317
3,290 Labcorp Holdings, Inc. 863,658
4,918 McKesson Corporation 3,603,812
50,420 Medtronic plc 4,395,111
98,714 Merck & Company, Inc. 7,814,200
817 Mettler-Toledo International, Inc.
a
959,746
13,379 Moderna, Inc.
a
369,127
2,131 Molina Healthcare, Inc.
a
634,825
223,505 Pfizer, Inc. 5,417,761
4,389 Quest Diagnostics, Inc. 788,396
4,083 Regeneron Pharmaceuticals, Inc. 2,143,575
5,764 ResMed, Inc. 1,487,112
4,634 Revvity, Inc. 448,201
5,441 Solventum Corporation
a
412,646
3,862 STERIS plc 927,730
13,521 Stryker Corporation 5,349,313
14,840 Thermo Fisher Scientific, Inc. 6,017,026
35,662 UnitedHealth Group, Inc. 11,125,474
2,248 Universal Health Services, Inc. 407,225
10,095 Vertex Pharmaceuticals, Inc.
a
4,494,294
46,140 Viatris, Inc. 412,030
2,339 Waters Corporation
a
816,405
2,824 West Pharmaceutical Services,
Inc. 617,891
7,778 Zimmer Biomet Holdings, Inc. 709,431
17,502 Zoetis, Inc. 2,729,437
Total 192,288,692
Industrials  8.5%
21,157 3M Company 3,220,942
4,570 A.O. Smith Corporation 299,655
3,383 Allegion plc 487,558
9,076 AMETEK, Inc. 1,642,393
15,958 Automatic Data Processing, Inc. 4,921,447
2,907 Axon Enterprise, Inc.
a
2,406,822
29,642 Boeing Company
a
6,210,888
4,618 Broadridge Financial Solutions,
Inc. 1,122,313
4,345 Builders FirstSource, Inc.
a
507,018
4,668 C.H. Robinson Worldwide, Inc. 447,895
31,344 Carrier Global Corporation 2,294,067
18,489 Caterpillar, Inc. 7,177,615
13,493 Cintas Corporation 3,007,185
34,561 Copart, Inc.
a
1,695,908
73,850 CSX Corporation 2,409,725
5,415 Cummins, Inc. 1,773,412
6,285 Dayforce, Inc.
a
348,126
9,923 Deere & Company 5,045,746
25,669 Delta Air Lines, Inc. 1,262,401
5,390 Dover Corporation 987,610
15,383 Eaton Corporation plc 5,491,577
22,113 Emerson Electric Company 2,948,326
4,883 Equifax, Inc. 1,266,504
5,384 Expeditors International of
Washington, Inc. 615,122
45,101 Fastenal Company 1,894,242
8,666 FedEx Corporation 1,969,868
13,362 Fortive Corporation 696,561
Shares Common Stock  99.0% Value
Industrials  8.5% - continued
10,730 GE Vernova, Inc. $ 5,677,780
2,323 Generac Holdings, Inc.
a
332,677
9,903 General Dynamics Corporation 2,888,309
41,922 General Electric Company 10,790,304
25,265 Honeywell International, Inc. 5,883,713
15,869 Howmet Aerospace, Inc. 2,953,697
2,098 Hubbell, Inc. 856,844
1,543 Huntington Ingalls Industries, Inc. 372,573
2,970 IDEX Corporation 521,443
10,482 Illinois Tool Works, Inc. 2,591,675
15,861 Ingersoll Rand, Inc. 1,319,318
4,724 Jacobs Solutions, Inc. 620,970
3,081 JB Hunt Transport Services, Inc. 442,432
25,869 Johnson Controls International plc 2,732,284
7,349 L3Harris Technologies, Inc. 1,843,423
5,060 Leidos Holdings, Inc. 798,266
1,255 Lennox International, Inc. 719,416
8,198 Lockheed Martin Corporation 3,796,822
8,293 Masco Corporation 533,737
2,125 Nordson Corporation 455,536
8,863 Norfolk Southern Corporation 2,268,662
5,319 Northrop Grumman Corporation 2,659,394
7,311 Old Dominion Freight Line, Inc. 1,186,575
15,516 Otis Worldwide Corporation 1,536,394
20,637 PACCAR, Inc. 1,961,753
5,023 Parker-Hannifin Corporation 3,508,415
12,602 Paychex, Inc. 1,833,087
1,916 Paycom Software, Inc. 443,362
6,468 Pentair plc 664,005
5,826 Quanta Services, Inc. 2,202,694
7,985 Republic Services, Inc. 1,969,181
4,431 Rockwell Automation, Inc. 1,471,845
11,050 Rollins, Inc. 623,441
52,519 RTX Corporation 7,668,824
2,056 Snap-On, Inc. 639,786
22,403 Southwest Airlines Company 726,753
6,082 Stanley Black & Decker, Inc. 412,056
7,097 Textron, Inc. 569,818
8,767 Trane Technologies plc 3,834,773
2,208 TransDigm Group, Inc. 3,357,573
82,209 Uber Technologies, Inc.
a
7,670,100
23,488 Union Pacific Corporation 5,404,119
12,839 United Airlines Holdings, Inc.
a
1,022,370
28,845 United Parcel Service, Inc. 2,911,614
2,555 United Rentals, Inc. 1,924,937
9,744 Veralto Corporation 983,657
5,499 Verisk Analytics, Inc. 1,712,939
1,719 W.W. Grainger, Inc. 1,788,173
6,727 Wabtec Corporation 1,408,297
14,396 Waste Management, Inc. 3,294,093
9,567 Xylem, Inc. 1,237,587
Total 177,178,422
Information Technology  32.8%
24,611 Accenture plc 7,355,982
16,755 Adobe, Inc.
a
6,482,174
63,741 Advanced Micro Devices, Inc.
a
9,044,848
5,748 Akamai Technologies, Inc.
a
458,460
47,552 Amphenol Corporation 4,695,760
19,498 Analog Devices, Inc. 4,640,914
3,456 ANSYS, Inc.
a
1,213,816
587,162 Apple, Inc. 120,468,028
31,939 Applied Materials, Inc. 5,847,073
40,486 Arista Networks, Inc.
a
4,142,123
8,411 Autodesk, Inc.
a
2,603,793

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Information Technology  32.8% - continued
184,844 Broadcom, Inc. $ 50,952,249
10,734 Cadence Design Systems, Inc.
a
3,307,682
5,177 CDW Corporation 924,560
156,396 Cisco Systems, Inc. 10,850,754
19,379 Cognizant Technology Solutions
Corporation 1,512,143
30,303 Corning, Inc. 1,593,635
9,792 CrowdStrike Holdings, Inc.
a
4,987,163
11,777 Dell Technologies, Inc. 1,443,860
5,158 Enphase Energy, Inc.
a
204,515
2,227 EPAM Systems, Inc.
a
393,778
2,258 F5, Inc.
a
664,575
957 Fair Isaac Corporation
a
1,749,358
4,216 First Solar, Inc.
a
697,917
24,975 Fortinet, Inc.
a
2,640,357
3,026 Gartner, Inc.
a
1,223,170
21,457 Gen Digital, Inc. 630,836
5,602 GoDaddy, Inc.
a
1,008,696
51,640 Hewlett Packard Enterprise
Company 1,056,038
37,060 HP, Inc. 906,488
171,480 Intel Corporation 3,841,152
36,537 International Business Machines
Corporation 10,770,377
10,990 Intuit, Inc. 8,656,054
4,220 Jabil, Inc. 920,382
13,016 Juniper Networks, Inc. 519,729
6,794 Keysight Technologies, Inc.
a
1,113,265
5,199 KLA Corporation 4,656,952
50,285 Lam Research Corporation 4,894,742
21,143 Microchip Technology, Inc. 1,487,833
43,934 Micron Technology, Inc. 5,414,865
292,190 Microsoft Corporation 145,338,228
1,882 Monolithic Power Systems, Inc. 1,376,457
6,562 Motorola Solutions, Inc. 2,759,058
7,997 NetApp, Inc. 852,080
958,731 NVIDIA Corporation 151,469,911
9,931 NXP Semiconductors NV 2,169,824
16,428 ON Semiconductor Corporation
a
860,991
63,940 Oracle Corporation 13,979,202
83,622 Palantir Technologies, Inc.
a
11,399,351
26,029 Palo Alto Networks, Inc.
a
5,326,575
4,715 PTC, Inc.
a
812,583
43,133 Qualcomm, Inc. 6,869,362
4,453 Ralliant Corporation
a
215,926
4,227 Roper Industries, Inc. 2,396,033
37,719 Salesforce, Inc. 10,285,594
8,343 Seagate Technology Holdings plc 1,204,145
8,138 ServiceNow, Inc.
a
8,366,515
5,902 Skyworks Solutions, Inc. 439,817
20,178 Super Micro Computer, Inc.
a
988,924
6,078 Synopsys, Inc.
a
3,116,069
11,658 TE Connectivity plc 1,966,355
1,842 Teledyne Technologies, Inc.
a
943,675
6,306 Teradyne, Inc. 567,035
35,714 Texas Instruments, Inc. 7,414,941
9,379 Trimble, Inc.
a
712,616
1,695 Tyler Technologies, Inc.
a
1,004,864
3,175 VeriSign, Inc. 916,940
13,715 Western Digital Corporation 877,623
8,516 Workday, Inc.
a
2,043,840
1,999 Zebra Technologies Corporation
a
616,412
Total 683,267,042
Shares Common Stock  99.0% Value
Materials  1.9%
8,749 Air Products and Chemicals, Inc. $ 2,467,743
4,626 Albemarle Corporation
b
289,912
90,081 Amcor plc 827,844
3,073 Avery Dennison Corporation 539,219
10,906 Ball Corporation 611,718
6,369 CF Industries Holdings, Inc. 585,948
26,818 Corteva, Inc. 1,998,746
27,788 Dow, Inc. 735,826
16,452 DuPont de Nemours, Inc. 1,128,443
4,539 Eastman Chemical Company 338,882
9,920 Ecolab, Inc. 2,672,845
56,460 Freeport-McMoRan, Inc. 2,447,541
10,056 International Flavors & Fragrances,
Inc. 739,619
20,753 International Paper Company 971,863
18,505 Linde plc 8,682,176
10,108 LyondellBasell Industries NV 584,849
2,370 Martin Marietta Materials, Inc. 1,301,035
12,471 Mosaic Company 454,942
43,754 Newmont Corporation 2,549,108
9,071 Nucor Corporation 1,175,057
3,512 Packaging Corporation of America 661,836
8,924 PPG Industries, Inc. 1,015,105
9,064 Sherwin-Williams Company 3,112,215
19,495 Smurfit WestRock plc 841,209
5,428 Steel Dynamics, Inc. 694,838
5,193 Vulcan Materials Company 1,354,438
Total 38,782,957
Real Estate  2.0%
6,053 Alexandria Real Estate Equities,
Inc. 439,629
18,404 American Tower Corporation 4,067,652
5,590 AvalonBay Communities, Inc. 1,137,565
5,726 BXP, Inc. 386,333
4,200 Camden Property Trust 473,298
11,544 CBRE Group, Inc.
a
1,617,545
16,585 CoStar Group, Inc.
a
1,333,434
17,119 Crown Castle, Inc. 1,758,635
12,446 Digital Realty Trust, Inc. 2,169,711
3,845 Equinix, Inc. 3,058,582
13,443 Equity Residential 907,268
2,531 Essex Property Trust, Inc. 717,286
8,343 Extra Space Storage, Inc. 1,230,092
3,052 Federal Realty Investment Trust 289,910
27,312 Healthpeak Properties, Inc. 478,233
27,271 Host Hotels & Resorts, Inc. 418,883
22,410 Invitation Homes, Inc. 735,048
11,599 Iron Mountain, Inc. 1,189,710
26,595 Kimco Realty Corporation 559,027
4,602 Mid-America Apartment
Communities, Inc. 681,142
36,479 Prologis, Inc. 3,834,673
6,207 Public Storage 1,821,258
35,502 Realty Income Corporation 2,045,270
6,423 Regency Centers Corporation 457,510
4,224 SBA Communications Corporation 991,964
12,062 Simon Property Group, Inc. 1,939,087
11,852 UDR, Inc. 483,917
17,742 Ventas, Inc. 1,120,407
41,542 VICI Properties, Inc. 1,354,269
24,423 Welltower, Inc. 3,754,548

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Real Estate  2.0% - continued
28,512 Weyerhaeuser Company $ 732,473
Total 42,184,359
Utilities  2.4%
27,987 AES Corporation 294,423
10,098 Alliant Energy Corporation 610,626
10,625 Ameren Corporation 1,020,425
21,000 American Electric Power
Company, Inc. 2,178,960
7,666 American Water Works Company,
Inc. 1,066,417
6,244 Atmos Energy Corporation 962,263
25,660 CenterPoint Energy, Inc. 942,748
11,759 CMS Energy Corporation 814,664
14,164 Consolidated Edison, Inc. 1,421,357
12,321 Constellation Energy Corporation 3,976,726
33,525 Dominion Energy, Inc. 1,894,833
8,158 DTE Energy Company 1,080,609
30,556 Duke Energy Corporation 3,605,608
15,126 Edison International 780,502
17,546 Entergy Corporation 1,458,424
9,045 Evergy, Inc. 623,472
14,443 Eversource Energy 918,864
39,687 Exelon Corporation 1,723,210
20,194 FirstEnergy Corporation 813,011
80,930 NextEra Energy, Inc. 5,618,161
18,504 NiSource, Inc. 746,451
7,686 NRG Energy, Inc. 1,234,218
86,396 PG&E Corporation 1,204,360
4,694 Pinnacle West Capital Corporation 419,972
29,062 PPL Corporation 984,911
19,617 Public Service Enterprise Group,
Inc. 1,651,359
25,638 Sempra 1,942,591
43,206 Southern Company 3,967,607
13,340 Vistra Energy Corporation 2,585,425
12,546 WEC Energy Group, Inc. 1,307,293
22,674 Xcel Energy, Inc. 1,544,099
Total 49,393,589
Total Common Stock
(cost $562,441,425) 2,063,920,733
Shares
Collateral Held for Securities
Loaned <0.1% Value
597,505 Thrivent Cash Management Trust 597,505
Total Collateral Held for
Securities Loaned
(cost $597,505) 597,505
Shares or
Principal
Amount Short-Term Investments 1.0% Value
Federal Home Loan Bank Discount
Notes
200,000 4.205%, 7/11/2025
d,e
199,745
100,000 4.195%, 8/1/2025
d,e
99,625
Federal Home Loan Mortgage
Corporation Discount Notes
800,000 4.130%, 7/14/2025
d,e
798,703
200,000 4.180%, 9/22/2025
d,e
198,040
Shares or
Principal
Amount Short-Term Investments  1.0% Value
Federal National Mortgage
Association Discount Notes
100,000 4.145%, 7/21/2025
d,e
$ 99,757
300,000 4.200%, 8/22/2025
d,e
298,136
State Street Institutional U.S.
Government Money Market
Fund
19,331,353 4.268%
d
19,331,352
Total Short-Term Investments
(cost $21,025,587) 21,025,358
Total Investments (cost
$584,064,517) 100.0% $2,085,543,596
Other Assets and Liabilities, Net
(<0.1%) (132,122)
Total Net Assets 100.0% $2,085,411,474
a Non-income producing security.
b All or a portion of the security is on loan.
c Security received as part of a corporate restructure prior to period end with a contractual restriction on its sale of less than one month.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 580,005
Total lending $580,005
Gross amount payable upon return of
collateral for securities loaned $597,505
Net amounts due to counterparty $17,500
Definitions:
plc - Public Limited Company
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,514,263,198
Gross unrealized depreciation (24,761,523)
Net unrealized appreciation (depreciation) $ 1,489,501,675
Cost for federal income tax purposes $ 596,558,537

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 202,132,616 202,132,616 – –
Consumer Discretionary 214,055,174 214,055,174 – –
Consumer Staples 113,596,118 113,596,118 – –
Energy 61,392,536 61,392,536 – –
Financials 289,649,228 289,649,228 – –
Health Care 192,288,692 192,288,692 – –
Industrials 177,178,422 177,178,422 – –
Information Technology 683,267,042 683,267,042 – –
Materials 38,782,957 38,782,957 – –
Real Estate 42,184,359 42,184,359 – –
Utilities 49,393,589 49,393,589 – –
Short-Term Investments 21,025,358 19,331,352 1,694,006 –
Subtotal Investments in Securities $2,084,946,091 $2,083,252,085 $1,694,006 $–
Other Investments  * Total
Collateral Held for Securities Loaned 597,505
Subtotal Other Investments $597,505
Total Investments at Value $2,085,543,596
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 516,616 516,616 – –
Total Asset Derivatives $516,616 $516,616 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $1,694,006 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 71 September 2025 $ 21,684,197 $ 516,616
Total Futures Long Contracts $ 21,684,197 $ 516,616
Total Futures Contracts $ 21,684,197 $516,616

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 516,616
Total Equity Contracts 516,616
Total Asset Derivatives $516,616
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (577,842)
Total Equity Contracts
(577,842)
Total ($577,842)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,466,091
Total Equity Contracts 1,466,091
Total $1,466,091
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $23,523,452

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $28,596 $5,661 $34,257 $– – –
Total Affiliated Short-Term Investments 28,596 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,165 15,939 16,506 598 598 <0.1
Total Collateral Held for Securities Loaned 1,165 598 <0.1
Total Value $29,761 $598
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $98
Total Income/Non Cash Income from Affiliated
Investments $98
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.3% Value
Communications Services  5.5%
273,793 Alphabet, Inc., Class C $ 48,568,140
917,458 Comcast Corporation 32,744,076
78,886 Meta Platforms, Inc. 58,224,968
2,492,814 Warner Brothers Discovery, Inc.
a
28,567,648
Total 168,104,832
Consumer Discretionary  5.9%
276,385 Aptiv plc
a
18,854,985
5,367 Booking Holdings, Inc. 31,070,851
141,694 Columbia Sportswear Company 8,654,670
269,166 D.R. Horton, Inc. 34,700,881
154,905 Lowe's Companies, Inc. 34,368,772
1,172,590 Sony Group Corporation ADR
b
30,522,518
263,331 Wyndham Hotels & Resorts, Inc. 21,385,110
Total 179,557,787
Consumer Staples  4.7%
3,040,231 Coty, Inc.
a
14,137,074
1,591,255 Kenvue, Inc. 33,304,967
416,798 Keurig Dr Pepper, Inc. 13,779,342
628,270 Sysco Corporation 47,585,170
562,640 Unilever plc ADR 34,416,689
Total 143,223,242
Energy  7.7%
406,773 ConocoPhillips 36,503,809
660,760 Devon Energy Corporation 21,018,776
1,387,797 Enterprise Products Partners, LP 43,035,585
715,294 Exxon Mobil Corporation 77,108,693
725,692 Halliburton Company 14,789,603
140,711 Marathon Petroleum Corporation 23,373,504
258,518 Shell plc ADR 18,202,252
Total 234,032,222
Financials  21.5%
113,860 Allstate Corporation 22,921,157
358,214 American International Group, Inc. 30,659,536
1,728,992 Bank of America Corporation 81,815,901
374,022 Bank of New York Mellon
Corporation 34,077,144
337,515 Capital One Financial Corporation 71,809,691
663,038 Charles Schwab Corporation 60,495,587
136,859 Chubb, Ltd. 39,650,790
15,218 First Citizens BancShares, Inc./NC 29,773,561
175,059 Intercontinental Exchange, Inc. 32,118,075
235,775 JPMorgan Chase & Company 68,353,530
1,746,060 KeyCorp 30,416,365
62,557 Marsh & McLennan Companies,
Inc. 13,677,463
405,021 MetLife, Inc. 32,571,789
1,314,160 Wells Fargo & Company 105,290,499
Total 653,631,088
Health Care  12.4%
821,725 Avantor, Inc.
a
11,060,418
242,291 BioMarin Pharmaceutical, Inc.
a
13,318,736
72,351 Cencora, Inc. 21,694,447
93,816 Cigna Group 31,013,693
261,141 Gilead Sciences, Inc. 28,952,703
421,510 Johnson & Johnson 64,385,652
163,152 Labcorp Holdings, Inc. 42,829,032
746,067 Merck & Company, Inc. 59,058,664
724,148 Sanofi SA ADR 34,983,590
Shares Common Stock  98.3% Value
Health Care  12.4% - continued
127,737 UnitedHealth Group, Inc. $ 39,850,112
342,689 Zimmer Biomet Holdings, Inc. 31,256,664
Total 378,403,711
Industrials  12.2%
594,343 Amentum Holdings, Inc.
a
14,032,438
51,765 Caterpillar, Inc. 20,095,691
2,809,486 CNH Industrial NV 36,410,939
798,072 CSX Corporation 26,041,089
859,687 Delta Air Lines, Inc. 42,279,407
452,553 Flowserve Corporation 23,691,149
108,821 General Dynamics Corporation 31,738,733
414,260 Hexcel Corporation 23,401,547
196,239 Honeywell International, Inc. 45,700,138
198,244 Jacobs Solutions, Inc. 26,059,174
145,563 JB Hunt Transport Services, Inc. 20,902,847
143,858 L3Harris Technologies, Inc. 36,085,341
236,994 United Parcel Service, Inc. 23,922,174
Total 370,360,667
Information Technology  12.8%
665,117 Cisco Systems, Inc. 46,145,818
112,662 International Business Machines
Corporation 33,210,504
214,152 Micron Technology, Inc. 26,394,234
198,059 Microsoft Corporation 98,516,527
344,512 Qualcomm, Inc. 54,866,981
982,074 Samsung Electronics Company,
Ltd. 43,428,905
179,265 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 40,601,730
331,250 TD SYNNEX Corporation 44,950,625
Total 388,115,324
Materials  4.7%
496,757 CF Industries Holdings, Inc. 45,701,644
358,930 Corteva, Inc. 26,751,053
143,947 Crown Holdings, Inc. 14,823,662
176,786 Eastman Chemical Company 13,198,843
335,960 Nucor Corporation 43,520,258
Total 143,995,460
Real Estate  3.3%
63,840 AvalonBay Communities, Inc. 12,991,440
166,379 CBRE Group, Inc.
a
23,313,026
370,903 Crown Castle, Inc. 38,102,865
1,639,199 Healthcare Realty Trust, Inc. 25,997,696
Total 100,405,027
Utilities  7.6%
146,122 Constellation Energy Corporation 47,162,337
440,089 Duke Energy Corporation 51,930,502
708,513 Entergy Corporation 58,891,601
413,658 Public Service Enterprise Group,
Inc. 34,821,730
193,919 Vistra Energy Corporation 37,583,441
Total 230,389,611
Total Common Stock
(cost $2,152,292,131) 2,990,218,971

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.6% Value
16,664,400 Thrivent Cash Management Trust $ 16,664,400
Total Collateral Held for
Securities Loaned
(cost $16,664,400) 16,664,400
Shares or
Principal
Amount Short-Term Investments 1.6% Value
State Street Institutional U.S.
Government Money Market
Fund
48,735,154 4.268%
c
48,735,154
Total Short-Term Investments
(cost $48,735,154) 48,735,154
Total Investments (cost
$2,217,691,685) 100.5% $3,055,618,525
Other Assets and Liabilities, Net
(0.5%) (14,694,827)
Total Net Assets 100.0% $3,040,923,698
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 16,065,716
Total lending $16,065,716
Gross amount payable upon return of
collateral for securities loaned $16,664,400
Net amounts due to counterparty $598,684
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 989,810,052
Gross unrealized depreciation (130,279,898)
Net unrealized appreciation (depreciation) $ 859,530,154
Cost for federal income tax purposes $ 2,196,088,371
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 168,104,832 168,104,832 – –
Consumer Discretionary 179,557,787 179,557,787 – –
Consumer Staples 143,223,242 143,223,242 – –
Energy 234,032,222 234,032,222 – –
Financials 653,631,088 653,631,088 – –
Health Care 378,403,711 378,403,711 – –
Industrials 370,360,667 370,360,667 – –
Information Technology 388,115,324 344,686,419 43,428,905 –
Materials 143,995,460 143,995,460 – –
Real Estate 100,405,027 100,405,027 – –
Utilities 230,389,611 230,389,611 – –
Short-Term Investments 48,735,154 48,735,154 – –
Subtotal Investments in Securities $3,038,954,125 $2,995,525,220 $43,428,905 $–
Other Investments  * Total
Collateral Held for Securities Loaned 16,664,400
Subtotal Other Investments $16,664,400
Total Investments at Value $3,055,618,525
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $47,309 $16,040 $63,349 $– – –
Total Affiliated Short-Term Investments 47,309 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,459 117,606 113,401 16,664 16,664 0.6%
Total Collateral Held for Securities Loaned 12,459 16,664 0.6
Total Value $59,768 $16,664
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $5 ($5) $ – $114
Total Income/Non Cash Income from Affiliated
Investments $114
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 35
Total Affiliated Income from Securities Loaned, Net $35
Total Value $5 ($5) $ –

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 94.4% Value
Communications Services  3.6%
30,683 CarGurus, Inc.
a
$ 1,026,960
41,064 Pinterest, Inc.
a
1,472,555
10,627 Trade Desk, Inc.
a
765,038
Total 3,264,553
Consumer Discretionary  13.2%
22,150 Chipotle Mexican Grill, Inc.
a
1,243,722
7,923 Deckers Outdoor Corporation
a
816,624
9,263 DoorDash, Inc.
a
2,283,422
6,229 Hilton Worldwide Holdings, Inc. 1,659,032
3,263 Lululemon Athletica, Inc.
a
775,223
106 NVR, Inc.
a
782,880
2,866 Pool Corporation 835,382
9,062 Ross Stores, Inc. 1,156,130
13,405 SharkNinja, Inc.
a
1,326,961
2,772 Wingstop, Inc. 933,443
Total 11,812,819
Consumer Staples  1.4%
2,432 Casey's General Stores, Inc. 1,240,977
Total 1,240,977
Energy  2.2%
11,826 Matador Resources Company 564,337
40,991 TechnipFMC plc 1,411,730
Total 1,976,067
Financials  11.3%
7,240 Ares Management Corporation 1,253,968
3,589 Arthur J. Gallagher & Company 1,148,911
4,897 Fiserv, Inc.
a
844,292
6,674 Houlihan Lokey, Inc. 1,200,986
5,974 Jack Henry & Associates, Inc. 1,076,335
10,343 Northern Trust Corporation 1,311,389
12,551 Robinhood Markets, Inc.
a
1,175,150
14,767 Tradeweb Markets, Inc. 2,161,889
Total 10,172,920
Health Care  13.4%
1,211 Argenx SE ADR
a
667,527
4,179 Cencora, Inc. 1,253,073
14,200 Dexcom, Inc.
a
1,239,518
7,977 Encompass Health Corporation 978,220
14,846 Exact Sciences Corporation
a
788,916
16,568 Globus Medical, Inc.
a
977,843
6,963 HealthEquity, Inc.
a
729,444
2,521 IDEXX Laboratories, Inc.
a
1,352,113
6,453 Natera, Inc.
a
1,090,170
2,583 Penumbra, Inc.
a
662,875
6,852 Repligen Corporation
a
852,252
3,398 STERIS plc 816,268
2,752 West Pharmaceutical Services,
Inc. 602,138
Total 12,010,357
Industrials  19.1%
7,111 Advanced Drainage Systems, Inc. 816,770
9,430 BWX Technologies, Inc. 1,358,486
5,884 Clean Harbors, Inc.
a
1,360,263
2,335 EMCOR Group, Inc. 1,248,968
24,600 ExlService Holdings, Inc.
a
1,077,234
30,237 Fastenal Company 1,269,954
Shares Common Stock  94.4% Value
Industrials  19.1% - continued
14,139 Howmet Aerospace, Inc. $ 2,631,692
18,321 nVent Electric plc 1,342,013
6,544 Old Dominion Freight Line, Inc. 1,062,091
4,119 Rockwell Automation, Inc. 1,368,208
13,151 TransUnion 1,157,288
7,587 Waste Connections, Inc. 1,416,645
2,221 Watsco, Inc. 980,838
Total 17,090,450
Information Technology  23.8%
17,878 Amphenol Corporation 1,765,453
12,928 Arista Networks, Inc.
a
1,322,664
3,025 CrowdStrike Holdings, Inc.
a
1,540,663
3,201 CyberArk Software, Ltd.
a
1,302,423
24,545 Dynatrace Holdings, LLC
a
1,355,129
581 Fair Isaac Corporation
a
1,062,045
2,796 Gartner, Inc.
a
1,130,199
17,257 Gitlab, Inc.
a
778,463
6,521 Guidewire Software, Inc.
a
1,535,369
2,552 HubSpot, Inc.
a
1,420,520
24,124 JFrog, Ltd.
a
1,058,561
16,583 Lattice Semiconductor
Corporation
a
812,401
10,427 Marvell Technology, Inc. 807,050
7,112 Palantir Technologies, Inc.
a
969,508
7,750 PTC, Inc.
a
1,335,635
19,761 Trimble, Inc.
a
1,501,441
2,830 Tyler Technologies, Inc.
a
1,677,737
Total 21,375,261
Materials  2.0%
1,836 Martin Marietta Materials, Inc. 1,007,891
6,923 RPM International, Inc. 760,422
Total 1,768,313
Real Estate  2.9%
6,805 CBRE Group, Inc.
a
953,517
19,951 CoStar Group, Inc.
a
1,604,060
Total 2,557,577
Utilities  1.5%
7,166 Vistra Energy Corporation 1,388,842
Total 1,388,842
Total Common Stock
(cost $65,828,728) 84,658,136
Shares
Registered Investment
Companies   2.8% Value
U.S. Unaffiliated   2.8%
7,083 SPDR S&P Biotech ETF
b
587,393
4,281 SPDR S&P Software & Services
ETF 812,619
4,021 VanEck Semiconductor ETF 1,121,377
Total 2,521,389
Total Registered Investment
Companies (cost $2,550,565) 2,521,389

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned 0.9% Value
799,800 Thrivent Cash Management Trust $ 799,800
Total Collateral Held for
Securities Loaned
(cost $799,800) 799,800
Shares or
Principal
Amount Short-Term Investments 3.1% Value
State Street Institutional U.S.
Government Money Market
Fund
2,734,282 4.268%
c
2,734,282
Total Short-Term Investments
(cost $2,734,282) 2,734,282
Total Investments (cost
$71,913,375) 101.2% $90,713,607
Other Assets and Liabilities, Net
(1.2%) (1,041,848)
Total Net Assets 100.0% $89,671,759
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 580,510
Total lending $580,510
Gross amount payable upon return of
collateral for securities loaned $799,800
Net amounts due to counterparty $219,290
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 21,032,470
Gross unrealized depreciation (2,809,569)
Net unrealized appreciation (depreciation) $ 18,222,901
Cost for federal income tax purposes $ 72,490,706

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,264,553 3,264,553 – –
Consumer Discretionary 11,812,819 11,812,819 – –
Consumer Staples 1,240,977 1,240,977 – –
Energy 1,976,067 1,976,067 – –
Financials 10,172,920 10,172,920 – –
Health Care 12,010,357 12,010,357 – –
Industrials 17,090,450 17,090,450 – –
Information Technology 21,375,261 21,375,261 – –
Materials 1,768,313 1,768,313 – –
Real Estate 2,557,577 2,557,577 – –
Utilities 1,388,842 1,388,842 – –
Registered Investment Companies
U.S. Unaffiliated 2,521,389 2,521,389 – –
Short-Term Investments 2,734,282 2,734,282 – –
Subtotal Investments in Securities $89,913,807 $89,913,807 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 799,800
Subtotal Other Investments $799,800
Total Investments at Value $90,713,607
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $1,661 $2,532 $4,193 $– – –
Total Affiliated Short-Term Investments 1,661 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 303 13,377 12,880 800 800 0.9%
Total Collateral Held for Securities Loaned 303 800 0.9
Total Value $1,964 $800

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.0% Value
Communications Services  1.2%
31,594 EchoStar Corporation
a,b
$ 875,154
52,440 Frontier Communications Parent,
Inc.
b
1,908,816
25,467 Iridium Communications, Inc. 768,339
38,207 New York Times Company 2,138,828
6,673 Nexstar Media Group, Inc. 1,154,095
34,350 Warner Music Group Corporation 935,694
61,180 ZoomInfo Technologies, Inc.
b
619,142
Total 8,400,068
Consumer Discretionary  13.1%
11,217 Abercrombie & Fitch Company
b
929,329
61,705 Aramark 2,583,588
16,746 Autoliv, Inc. 1,873,877
5,859 AutoNation, Inc.
b
1,163,890
50,153 Bath & Body Works, Inc. 1,502,584
14,375 Boyd Gaming Corporation 1,124,556
15,465 Brunswick Corporation 854,287
14,831 Burlington Stores, Inc.
b
3,450,284
27,762 Capri Holdings, Ltd.
b
491,387
19,335 Cava Group, Inc.
b
1,628,587
51,673 Chewy, Inc.
b
2,202,303
5,205 Choice Hotels International, Inc.
a
660,410
17,007 Churchill Downs, Inc. 1,717,707
7,218 Columbia Sportswear Company 440,876
13,203 Crocs, Inc.
b
1,337,200
13,299 Dick's Sporting Goods, Inc. 2,630,675
9,244 Duolingo, Inc.
b
3,790,225
12,963 Five Below, Inc.
b
1,700,486
25,336 Floor & Decor Holdings, Inc.
b
1,924,523
95,840 GameStop Corporation
a,b
2,337,538
52,317 Gap, Inc. 1,141,034
52,931 Gentex Corporation 1,163,953
67,270 Goodyear Tire & Rubber
Company
b
697,590
800 Graham Holdings Company 756,936
6,586 Grand Canyon Education, Inc.
b
1,244,754
31,522 H&R Block, Inc. 1,730,243
25,744 Harley-Davidson, Inc. 607,558
13,597 Hilton Grand Vacations, Inc.
b
564,683
9,876 Hyatt Hotels Corporation 1,379,183
16,890 KB Home 894,663
12,588 Lear Corporation 1,195,608
19,867 Light & Wonder, Inc.
b
1,912,397
6,129 Lithia Motors, Inc. 2,070,499
65,591 Macy's, Inc. 764,791
7,481 Marriott Vacations Worldwide
Corporation 540,951
76,028 Mattel, Inc.
b
1,499,272
4,234 Murphy USA, Inc. 1,722,391
14,458 Ollie's Bargain Outlet Holdings,
Inc.
b
1,905,275
4,362 Penske Automotive Group, Inc. 749,435
19,743 Planet Fitness, Inc.
b
2,152,974
12,438 Polaris, Inc. 505,605
11,300 PVH Corporation 775,180
3,572 RH
b
675,144
33,519 Service Corporation International/
US 2,728,447
30,677 Skechers USA, Inc.
b
1,935,719
48,621 Somnigroup International, Inc. 3,308,659
23,632 Taylor Morrison Home Corporation
b
1,451,478
15,620 Texas Roadhouse, Inc. 2,927,344
12,527 Thor Industries, Inc.
a
1,112,523
23,413 Toll Brothers, Inc. 2,672,126
Shares Common Stock  99.0% Value
Consumer Discretionary  13.1% - continued
6,691 TopBuild Corporation
b
$ 2,166,144
15,638 Travel + Leisure Company 807,077
44,459 Under Armour, Inc., Class A
b
303,655
30,157 Under Armour, Inc., Class C
b
195,719
8,791 Vail Resorts, Inc.
a
1,381,330
29,929 Valvoline, Inc.
b
1,133,411
77,967 VF Corporation 916,112
6,418 Visteon Corporation
b
598,799
37,979 Wendy's Company 433,720
13,094 Whirlpool Corporation
a
1,327,994
6,570 Wingstop, Inc. 2,212,382
18,129 Wyndham Hotels & Resorts, Inc. 1,472,256
19,499 YETI Holdings, Inc.
b
614,609
Total 90,693,935
Consumer Staples  5.3%
94,894 Albertsons Companies, Inc. 2,041,170
29,902 BellRing Brands, Inc.
b
1,732,223
31,092 BJ's Wholesale Club Holdings,
Inc.
b
3,352,650
1,938 Boston Beer Company, Inc.
b
369,790
8,740 Casey's General Stores, Inc. 4,459,760
37,018 Celsius Holdings, Inc.
b
1,717,265
13,802 Coca-Cola Consolidated, Inc. 1,540,993
86,261 Coty, Inc.
b
401,114
37,239 Darling Ingredients, Inc.
b
1,412,848
13,279 e.l.f. Beauty, Inc.
b
1,652,439
46,233 Flowers Foods, Inc. 738,803
15,142 Ingredion, Inc. 2,053,558
4,544 Lancaster Colony Corporation 785,067
38,676 Maplebear, Inc.
b
1,749,702
36,752 Performance Food Group
Company
b
3,214,697
9,491 Pilgrim's Pride Corporation 426,905
10,627 Post Holdings, Inc.
b
1,158,662
23,041 Sprouts Farmers Markets, Inc.
b
3,793,470
54,472 US Foods Holding Corporation
b
4,194,889
Total 36,796,005
Energy  3.7%
78,984 Antero Midstream Corporation 1,496,747
68,728 Antero Resources Corporation
b
2,768,364
45,074 ChampionX Corporation 1,119,638
13,599 Chord Energy Corporation 1,317,063
20,054 Civitas Resources, Inc. 551,886
34,076 CNX Resources Corporation
b
1,147,680
23,920 DT Midstream, Inc. 2,629,047
37,707 HF Sinclair Corporation 1,549,004
27,416 Matador Resources Company 1,308,291
31,587 Murphy Oil Corporation 710,707
88,469 NOV, Inc. 1,099,670
61,174 Ovintiv, Inc. 2,327,671
23,145 PBF Energy, Inc. 501,552
150,159 Permian Resources Corporation 2,045,166
56,267 Range Resources Corporation 2,288,379
15,395 Valaris, Ltd.
b
648,283
30,864 Viper Energy, Inc. 1,176,844
17,084 Weatherford International plc 859,496
Total 25,545,488
Financials  18.1%
6,694 Affiliated Managers Group, Inc. 1,317,178
65,093 Ally Financial, Inc. 2,535,372
16,912 American Financial Group, Inc. 2,134,464

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Financials  18.1% - continued
142,470 Annaly Capital Management, Inc. $ 2,681,285
38,459 Associated Banc-Corp 938,015
24,876 Bank OZK 1,170,665
13,517 Brighthouse Financial, Inc.
b
726,809
43,883 Cadence Bank 1,403,378
50,168 Carlyle Group, Inc. 2,578,635
23,343 CNO Financial Group, Inc. 900,573
49,493 Columbia Banking System, Inc. 1,157,146
30,942 Comerica, Inc. 1,845,690
28,589 Commerce Bancshares, Inc. 1,777,378
15,137 Cullen/Frost Bankers, Inc. 1,945,710
32,451 East West Bancorp, Inc. 3,276,902
71,553 Equitable Holdings, Inc. 4,014,123
23,875 Essent Group, Ltd. 1,449,929
9,571 Euronet Worldwide, Inc.
b
970,308
8,465 Evercore, Inc. 2,285,719
84,717 F.N.B. Corporation 1,235,174
17,767 Federated Hermes, Inc. 787,433
61,432 Fidelity National Financial, Inc. 3,443,878
24,228 First American Financial
Corporation 1,487,357
30,313 First Financial Bankshares, Inc. 1,090,662
119,430 First Horizon Corporation 2,531,916
9,088 FirstCash Holdings, Inc. 1,228,152
71,344 Flagstar Financial, Inc. 756,246
27,873 Glacier Bancorp, Inc. 1,200,769
10,204 Hamilton Lane, Inc. 1,450,193
20,165 Hancock Whitney Corporation 1,157,471
8,457 Hanover Insurance Group, Inc. 1,436,591
43,239 Home BancShares, Inc. 1,230,582
12,665 Houlihan Lokey, Inc. 2,279,067
102,619 Interactive Brokers Group, Inc. 5,686,119
12,583 International Bancshares
Corporation 837,524
29,678 Janus Henderson Group plc 1,152,694
38,365 Jefferies Financial Group, Inc. 2,098,182
14,164 Kemper Corporation 914,145
5,214 Kinsale Capital Group, Inc. 2,523,055
55,905 MGIC Investment Corporation 1,556,395
6,267 Morningstar, Inc. 1,967,399
76,649 Old National Bancorp 1,635,690
53,540 Old Republic International
Corporation 2,058,078
18,100 Pinnacle Financial Partners, Inc. 1,998,421
7,737 Primerica, Inc. 2,117,385
22,435 Prosperity Bancshares, Inc. 1,575,834
15,560 Reinsurance Group of America,
Inc. 3,086,482
11,455 RenaissanceRe Holdings, Ltd. 2,782,420
19,664 RLI Corporation 1,420,134
25,346 Ryan Specialty Holdings, Inc. 1,723,275
22,276 SEI Investments Company 2,001,721
14,309 Selective Insurance Group, Inc. 1,239,875
15,886 Shift4 Payments, Inc.
a,b
1,574,461
49,412 SLM Corporation 1,620,219
23,180 SouthState Corporation 2,133,255
75,929 Starwood Property Trust, Inc. 1,523,895
24,187 Stifel Financial Corporation 2,510,127
32,731 Synovus Financial Corporation 1,693,829
10,808 Texas Capital Bancshares, Inc.
b
858,155
16,803 UMB Financial Corporation 1,767,003
33,369 United Bankshares, Inc. 1,215,633
37,770 Unum Group 3,050,305
112,144 Valley National Bancorp 1,001,446
22,673 Voya Financial, Inc. 1,609,783
Shares Common Stock  99.0% Value
Financials  18.1% - continued
39,610 Webster Financial Corporation $ 2,162,706
25,665 Western Alliance Bancorp 2,001,357
77,823 Western Union Company 655,270
8,063 WEX, Inc.
b
1,184,374
15,759 Wintrust Financial Corporation 1,953,801
34,746 Zions Bancorp NA 1,804,707
Total 125,119,924
Health Care  8.5%
21,690 Acadia Healthcare Company, Inc.
b
492,146
7,711 Amedisys, Inc.
b
758,685
160,445 Avantor, Inc.
b
2,159,590
45,154 BioMarin Pharmaceutical, Inc.
b
2,482,115
4,379 Bio-Rad Laboratories, Inc.
b
1,056,740
26,045 Bruker Corporation 1,073,054
3,444 Chemed Corporation 1,676,987
28,119 Cytokinetics, Inc.
b
929,052
46,924 Dentsply Sirona, Inc. 745,153
31,433 Doximity, Inc.
b
1,928,100
23,733 Encompass Health Corporation 2,910,378
13,438 Ensign Group, Inc. 2,072,946
39,906 Envista Holdings Corporation
b
779,763
64,210 Exelixis, Inc.
b
2,830,056
26,594 Globus Medical, Inc.
b
1,569,578
11,828 Haemonetics Corporation
b
882,487
29,013 Halozyme Therapeutics, Inc.
b
1,509,256
20,398 HealthEquity, Inc.
b
2,136,895
46,164 Hims & Hers Health, Inc.
a,b
2,301,275
37,272 Illumina, Inc.
b
3,556,122
14,512 Jazz Pharmaceuticals, Inc.
b
1,540,014
16,290 Lantheus Holdings, Inc.
b
1,333,499
12,838 LivaNova plc
b
577,967
10,596 Masimo Corporation
b
1,782,459
5,549 Medpace Holdings, Inc.
b
1,741,609
23,302 Neurocrine Biosciences, Inc.
b
2,928,828
38,555 Option Care Health, Inc.
b
1,252,266
9,118 Penumbra, Inc.
b
2,339,952
32,369 Perrigo Company plc 864,900
12,302 Repligen Corporation
b
1,530,123
99,124 Roivant Sciences, Ltd.
b
1,117,128
23,140 Sarepta Therapeutics, Inc.
b
395,694
36,091 Sotera Health Company
b
401,332
21,870 Tenet Healthcare Corporation
b
3,849,120
10,621 United Therapeutics Corporation
b
3,051,944
Total 58,557,213
Industrials  22.6%
15,901 AAON, Inc. 1,172,699
7,206 Acuity, Inc. 2,149,838
16,624 Advanced Drainage Systems, Inc. 1,909,433
31,151 AECOM 3,515,702
14,575 AGCO Corporation 1,503,557
28,582 Alaska Air Group, Inc.
b
1,414,237
33,215 Allegheny Technologies, Inc.
b
2,867,783
155,284 American Airlines Group, Inc.
b
1,742,286
57,111 API Group Corporation
b
2,915,517
8,967 Applied Industrial Technologies,
Inc. 2,084,379
3,977 Avis Budget Group, Inc.
b
672,312
9,889 Brink's Company 882,989
21,511 BWX Technologies, Inc. 3,098,875
5,178 CACI International, Inc.
b
2,468,353
10,161 Carlisle Companies, Inc. 3,794,117
10,580 Chart Industries, Inc.
b
1,741,997

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Industrials  22.6% - continued
11,859 Clean Harbors, Inc.
b
$ 2,741,564
205,928 CNH Industrial NV 2,668,827
8,287 Comfort Systems USA, Inc. 4,443,572
10,830 Concentrix Corporation 572,420
44,596 Core & Main, Inc.
b
2,691,369
11,507 Crane Company 2,185,064
8,874 Curtiss-Wright Corporation 4,335,393
28,141 Donaldson Company, Inc. 1,951,578
10,538 EMCOR Group, Inc. 5,636,671
9,283 EnerSys 796,203
13,417 ESAB Corporation 1,617,419
38,307 ExlService Holdings, Inc.
b
1,677,463
11,949 Exponent, Inc. 892,710
30,781 Flowserve Corporation 1,611,385
38,771 Fluor Corporation
b
1,987,789
28,316 Fortune Brands Innovations, Inc. 1,457,708
7,929 FTI Consulting, Inc.
b
1,280,533
8,406 GATX Corporation 1,290,825
37,881 Genpact, Ltd. 1,667,143
39,352 Graco, Inc. 3,383,091
26,940 GXO Logistics, Inc.
b
1,311,978
18,933 Hexcel Corporation 1,069,525
8,416 Insperity, Inc. 505,970
18,530 ITT Corporation 2,906,060
30,547 KBR, Inc. 1,464,423
13,209 Kirby Corporation
b
1,498,033
38,155 Knight-Swift Transportation
Holdings, Inc. 1,687,596
8,228 Landstar System, Inc. 1,143,857
13,144 Lincoln Electric Holdings, Inc. 2,725,014
10,897 ManpowerGroup, Inc. 440,239
14,435 MasTec, Inc.
b
2,460,157
13,268 Maximus, Inc. 931,414
12,593 Middleby Corporation
b
1,813,392
9,255 MSA Safety, Inc. 1,550,490
10,496 MSC Industrial Direct Company,
Inc. 892,370
26,053 Mueller Industries, Inc. 2,070,432
33,837 NEXTracker, Inc.
b
1,839,718
38,764 nVent Electric plc 2,839,463
15,157 Oshkosh Corporation 1,720,926
20,026 Owens Corning, Inc. 2,753,975
11,072 Parsons Corporation
b
794,637
10,143 Paylocity Holding Corporation
b
1,837,810
43,604 RB Global, Inc. 4,630,309
7,380 RBC Bearings, Inc.
b
2,839,824
15,619 Regal Rexnord Corporation 2,264,130
9,734 Ryder System, Inc. 1,547,706
6,271 Saia, Inc.
b
1,718,191
11,106 Science Applications International
Corporation 1,250,647
34,444 Sensata Technologies Holding plc 1,037,109
9,849 Simpson Manufacturing Company,
Inc. 1,529,648
15,446 Terex Corporation 721,174
62,043 Tetra Tech, Inc. 2,231,066
14,990 Timken Company 1,087,524
23,503 Toro Company 1,661,192
25,247 Trex Company, Inc.
b
1,372,932
14,220 UFP Industries, Inc. 1,412,899
4,726 Valmont Industries, Inc. 1,543,370
8,214 Watsco, Inc. 3,627,467
6,457 Watts Water Technologies, Inc. 1,587,712
10,457 WESCO International, Inc. 1,936,636
14,010 Woodward, Inc. 3,433,711
Shares Common Stock  99.0% Value
Industrials  22.6% - continued
27,738 XPO, Inc.
b
$ 3,503,032
Total 156,016,559
Information Technology  11.5%
30,781 Allegro MicroSystems, Inc.
b
1,052,402
26,758 Amkor Technology, Inc. 561,651
5,426 Appfolio, Inc.
b
1,249,499
12,214 Arrow Electronics, Inc.
b
1,556,430
10,313 ASGN, Inc.
b
514,928
19,744 Avnet, Inc. 1,048,012
9,300 Belden, Inc. 1,076,940
22,317 BILL Holdings, Inc.
b
1,032,385
8,873 Blackbaud, Inc.
b
569,735
33,469 Ciena Corporation
b
2,722,034
12,513 Cirrus Logic, Inc.
b
1,304,543
39,524 Cognex Corporation 1,253,701
36,599 Coherent Corporation
b
3,264,997
10,389 CommVault Systems, Inc.
b
1,811,114
11,616 Crane NXT Company 626,102
47,680 DocuSign, Inc.
b
3,713,795
14,458 Dolby Laboratories, Inc. 1,073,651
46,199 Dropbox, Inc.
b
1,321,291
70,592 Dynatrace Holdings, LLC
b
3,897,384
35,648 Entegris, Inc. 2,875,011
8,437 Fabrinet
b
2,486,215
90,203 Flex, Ltd.
b
4,502,934
19,750 Guidewire Software, Inc.
b
4,650,138
6,209 IPG Photonics Corporation
b
426,248
54,789 Kyndryl Holdings, Inc.
b
2,298,947
32,377 Lattice Semiconductor
Corporation
b
1,586,149
5,819 Littelfuse, Inc. 1,319,342
16,340 Lumentum Holdings, Inc.
b
1,553,280
14,012 MACOM Technology Solutions
Holdings, Inc.
b
2,007,780
14,296 Manhattan Associates, Inc.
b
2,823,031
15,792 MKS, Inc. 1,569,093
8,469 Novanta, Inc.
b
1,091,908
39,359 Okta, Inc.
b
3,934,719
11,508 Onto Innovation, Inc.
b
1,161,503
20,968 Pegasystems, Inc. 1,134,998
13,254 Power Integrations, Inc. 740,899
73,176 Pure Storage, Inc.
b
4,213,474
8,553 Qualys, Inc.
b
1,221,967
25,291 Rambus, Inc.
b
1,619,130
7,669 Silicon Laboratories, Inc.
b
1,130,104
9,076 Synaptics, Inc.
b
588,306
17,586 TD SYNNEX Corporation 2,386,420
10,407 Universal Display Corporation 1,607,465
34,824 Vontier Corporation 1,285,006
Total 79,864,661
Materials  5.4%
60,955 Alcoa Corporation 1,798,782
15,550 AptarGroup, Inc. 2,432,487
10,759 Ashland, Inc. 540,963
21,552 Avient Corporation 696,345
51,460 Axalta Coating Systems, Ltd.
b
1,527,847
12,649 Cabot Corporation 948,675
11,721 Carpenter Technology Corporation 3,239,450
114,139 Cleveland-Cliffs, Inc.
b
867,456
26,606 Commercial Metals Company 1,301,300
27,092 Crown Holdings, Inc. 2,789,934
7,838 Eagle Materials, Inc. 1,584,138

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  99.0% Value
Materials  5.4% - continued
71,049 Graphic Packaging Holding
Company
a
$ 1,497,002
6,147 Greif, Inc. 399,494
13,339 Knife River Corporation
b
1,088,996
14,583 Louisiana-Pacific Corporation 1,253,992
1,777 NewMarket Corporation 1,227,658
27,109 Olin Corporation 544,620
12,382 Reliance, Inc. 3,886,710
15,497 Royal Gold, Inc. 2,755,987
30,238 RPM International, Inc. 3,321,342
10,192 Scotts Miracle-Gro Company 672,264
19,146 Silgan Holdings, Inc. 1,037,330
23,222 Sonoco Products Company 1,011,550
7,850 Westlake Corporation 596,051
Total 37,020,373
Real Estate  6.8%
25,854 Agree Realty Corporation 1,888,893
74,825 American Homes 4 Rent 2,698,938
72,063 Brixmor Property Group, Inc. 1,876,520
26,523 COPT Defense Properties 731,504
39,535 Cousins Properties, Inc. 1,187,236
53,673 CubeSmart 2,281,102
12,347 EastGroup Properties, Inc. 2,063,431
17,911 EPR Properties 1,043,495
45,016 Equity Lifestyle Properties, Inc. 2,776,137
31,174 First Industrial Realty Trust, Inc. 1,500,404
64,710 Gaming and Leisure Properties,
Inc. 3,020,663
82,744 Healthcare Realty Trust, Inc. 1,312,320
54,952 Independence Realty Trust, Inc. 972,101
11,178 Jones Lang LaSalle, Inc.
b
2,859,109
25,065 Kilroy Realty Corporation 859,980
51,755 Kite Realty Group Trust 1,172,251
20,713 Lamar Advertising Company 2,513,730
16,565 National Storage Affiliates Trust 529,914
44,254 NNN REIT, Inc. 1,910,888
68,139 Omega Healthcare Investors, Inc. 2,497,294
47,065 Park Hotels & Resorts, Inc. 481,475
16,840 PotlatchDeltic Corporation 646,151
33,010 Rayonier, Inc. REIT 732,162
55,596 Rexford Industrial Realty, Inc. 1,977,550
56,023 Sabra Health Care REIT, Inc. 1,033,064
43,940 STAG Industrial, Inc. 1,594,143
39,320 Vornado Realty Trust 1,503,597
51,559 WP Carey, Inc. 3,216,250
Total 46,880,302
Utilities  2.8%
13,633 ALLETE, Inc. 873,466
17,072 Black Hills Corporation 957,739
60,726 Essential Utilities, Inc. 2,255,364
12,719 IDACORP, Inc. 1,468,409
21,274 National Fuel Gas Company 1,802,121
23,633 New Jersey Resources
Corporation 1,059,231
14,452 Northwestern Energy Group, Inc. 741,388
47,404 OGE Energy Corporation 2,103,790
14,111 ONE Gas, Inc. 1,014,016
13,569 Ormat Technologies, Inc. 1,136,539
25,785 Portland General Electric
Company 1,047,645
14,223 Southwest Gas Holdings, Inc. 1,058,049
13,896 Spire, Inc. 1,014,269
Shares Common Stock  99.0% Value
Utilities  2.8% - continued
21,817 TXNM Energy, Inc. $ 1,228,733
50,491 UGI Corporation 1,838,882
Total 19,599,641
Total Common Stock
(cost $475,550,588) 684,494,169
Shares
Collateral Held for Securities
Loaned 1.7% Value
12,013,110 Thrivent Cash Management Trust 12,013,110
Total Collateral Held for
Securities Loaned
(cost $12,013,110) 12,013,110
Shares or
Principal
Amount Short-Term Investments 0.9% Value
Federal Home Loan Bank Discount
Notes
100,000 4.205%, 7/11/2025
c,d
99,873
100,000 4.195%, 8/1/2025
c,d
99,625
Federal Home Loan Mortgage
Corporation Discount Notes
400,000 4.130%, 7/14/2025
c,d
399,351
State Street Institutional U.S.
Government Money Market
Fund
5,377,683 4.268%
c
5,377,683
Total Short-Term Investments
(cost $5,976,609) 5,976,532
Total Investments (cost
$493,540,307) 101.6% $702,483,811
Other Assets and Liabilities, Net
(1.6%) (11,322,061)
Total Net Assets 100.0% $691,161,750
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 11,870,962
Total lending $11,870,962
Gross amount payable upon return of
collateral for securities loaned $12,013,110
Net amounts due to counterparty $142,148
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 248,158,752
Gross unrealized depreciation (41,283,842)
Net unrealized appreciation (depreciation) $ 206,874,910
Cost for federal income tax purposes $ 495,703,859
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,400,068 8,400,068 – –
Consumer Discretionary 90,693,935 90,693,935 – –
Consumer Staples 36,796,005 36,796,005 – –
Energy 25,545,488 25,545,488 – –
Financials 125,119,924 125,119,924 – –
Health Care 58,557,213 58,557,213 – –
Industrials 156,016,559 156,016,559 – –
Information Technology 79,864,661 79,864,661 – –
Materials 37,020,373 37,020,373 – –
Real Estate 46,880,302 46,880,302 – –
Utilities 19,599,641 19,599,641 – –
Short-Term Investments 5,976,532 5,377,683 598,849 –
Subtotal Investments in Securities $690,470,701 $689,871,852 $598,849 $–
Other Investments  * Total
Collateral Held for Securities Loaned 12,013,110
Subtotal Other Investments $12,013,110
Total Investments at Value $702,483,811
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 94,958 94,958 – –
Total Asset Derivatives $94,958 $94,958 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $598,849 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 21 September 2025 $ 6,468,592 $ 94,958
Total Futures Long Contracts $ 6,468,592 $ 94,958
Total Futures Contracts $ 6,468,592 $94,958

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 94,958
Total Equity Contracts 94,958
Total Asset Derivatives $94,958
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (644,771)
Total Equity Contracts
(644,771)
Total ($644,771)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 325,938
Total Equity Contracts 325,938
Total $325,938
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,220,236

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $4,298 $10,478 $14,776 $– – –
Total Affiliated Short-Term Investments 4,298 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,508 60,713 53,208 12,013 12,013 1.7%
Total Collateral Held for Securities Loaned 4,508 12,013 1.7
Total Value $8,806 $12,013
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $14
Total Income/Non Cash Income from Affiliated
Investments $14
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 95.9% Value
Consumer Discretionary  9.4%
342,892 Champion Homes, Inc.
a
$ 21,468,468
245,453 Crocs, Inc.
a
24,859,480
206,785 Garmin, Ltd. 43,160,165
116,133 Lululemon Athletica, Inc.
a
27,590,878
3,825 NVR, Inc.
a
28,250,150
239,942 Wynn Resorts, Ltd. 22,475,367
Total 167,804,508
Consumer Staples  4.1%
223,748 BJ's Wholesale Club Holdings,
Inc.
a
24,126,747
45,285 Casey's General Stores, Inc. 23,107,577
279,741 Church & Dwight Company, Inc. 26,885,907
Total 74,120,231
Energy  4.0%
800,935 Devon Energy Corporation 25,477,742
392,950 Expand Energy Corporation 45,951,573
Total 71,429,315
Financials  17.1%
851,222 Ally Financial, Inc. 33,155,097
55,378 Ameriprise Financial, Inc. 29,556,900
493,250 Arch Capital Group, Ltd. 44,910,412
57,186 Kinsale Capital Group, Inc. 27,672,305
203,767 M&T Bank Corporation 39,528,760
324,844 Northern Trust Corporation 41,186,971
757,838 Radian Group, Inc. 27,297,325
229,127 Tradeweb Markets, Inc. 33,544,193
551,036 Zions Bancorp NA 28,620,810
Total 305,472,773
Health Care  9.4%
102,869 Align Technology, Inc.
a
19,476,188
541,458 Centene Corporation
a
29,390,340
212,233 Illumina, Inc.
a
20,249,151
246,996 Neurocrine Biosciences, Inc.
a
31,044,927
1,012,261 Progyny, Inc.
a
22,269,742
54,833 United Therapeutics Corporation
a
15,756,263
87,681 Waters Corporation
a
30,604,176
Total 168,790,787
Industrials  22.6%
36,172 Axon Enterprise, Inc.
a
29,948,246
199,686 Expeditors International of
Washington, Inc. 22,814,125
788,865 Fastenal Company 33,132,330
227,708 Howmet Aerospace, Inc. 42,383,290
193,675 Leidos Holdings, Inc. 30,554,168
118,993 Lincoln Electric Holdings, Inc. 24,669,629
226,061 Old Dominion Freight Line, Inc. 36,689,700
104,722 Quanta Services, Inc. 39,593,294
134,557 Rockwell Automation, Inc. 44,695,799
749,207 Southwest Airlines Company 24,304,275
474,318 Timken Company 34,411,771
53,878 United Rentals, Inc. 40,591,685
Total 403,788,312
Information Technology  14.8%
146,457 Ciena Corporation
a
11,911,348
199,069 Datadog, Inc.
a
26,740,939
646,940 DocuSign, Inc.
a
50,390,157
Shares Common Stock  95.9% Value
Information Technology  14.8% - continued
56,795 Monday.com, Ltd.
a
$ 17,860,892
707,981 Nokia Oyj ADR 3,667,341
423,119 ON Semiconductor Corporation
a
22,175,667
424,614 Qorvo, Inc.
a
36,053,975
795,071 Trimble, Inc.
a
60,409,494
111,837 Zebra Technologies Corporation
a
34,486,057
Total 263,695,870
Materials  4.9%
194,091 Albemarle Corporation
b
12,163,683
2,239,921 Amcor plc 20,584,874
434,203 Steel Dynamics, Inc. 55,582,326
Total 88,330,883
Real Estate  5.1%
117,151 Extra Space Storage, Inc. 17,272,743
622,049 First Industrial Realty Trust, Inc. 29,939,218
187,097 SBA Communications Corporation 43,937,860
Total 91,149,821
Utilities  4.5%
405,644 Alliant Energy Corporation 24,529,293
772,360 CenterPoint Energy, Inc. 28,376,506
681,054 NiSource, Inc. 27,473,718
Total 80,379,517
Total Common Stock
(cost $1,274,535,773) 1,714,962,017
Shares
Collateral Held for Securities
Loaned 0.5% Value
8,301,125 Thrivent Cash Management Trust 8,301,125
Total Collateral Held for
Securities Loaned
(cost $8,301,125) 8,301,125
Shares or
Principal
Amount Short-Term Investments 3.4% Value
State Street Institutional U.S.
Government Money Market
Fund
60,019,581 4.268%
c
60,019,581
Total Short-Term Investments
(cost $60,019,581) 60,019,581
Total Investments (cost
$1,342,856,479) 99.8% $1,783,282,723
Other Assets and Liabilities, Net
0.2% 4,202,748
Total Net Assets 100.0% $1,787,485,471
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 7,852,551
Total lending $7,852,551
Gross amount payable upon return of
collateral for securities loaned $8,301,125
Net amounts due to counterparty $448,574
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 487,992,722
Gross unrealized depreciation (49,659,077)
Net unrealized appreciation (depreciation) $ 438,333,645
Cost for federal income tax purposes $ 1,344,949,078
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 167,804,508 167,804,508 – –
Consumer Staples 74,120,231 74,120,231 – –
Energy 71,429,315 71,429,315 – –
Financials 305,472,773 305,472,773 – –
Health Care 168,790,787 168,790,787 – –
Industrials 403,788,312 403,788,312 – –
Information Technology 263,695,870 263,695,870 – –
Materials 88,330,883 88,330,883 – –
Real Estate 91,149,821 91,149,821 – –
Utilities 80,379,517 80,379,517 – –
Short-Term Investments 60,019,581 60,019,581 – –
Subtotal Investments in Securities $1,774,981,598 $1,774,981,598 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 8,301,125
Subtotal Other Investments $8,301,125
Total Investments at Value $1,783,282,723
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $82,957 $18,781 $101,738 $– – –
Total Affiliated Short-Term Investments 82,957 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,031 201,157 211,887 8,301 8,301 0.5%
Total Collateral Held for Securities Loaned 19,031 8,301 0.5
Total Value $101,988 $8,301
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $18 ($18) $ – $207
Total Income/Non Cash Income from Affiliated
Investments $207
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $18 ($18) $ –

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 97.1% Value
Communications Services  1.9%
13,692 Imax Corporation
a
$ 382,828
45,229 Warner Brothers Discovery, Inc.
a
518,325
Total 901,153
Consumer Discretionary  8.0%
7,998 Columbia Sportswear Company 488,518
6,622 D.R. Horton, Inc. 853,708
12,702 Gildan Activewear, Inc. 625,447
17,988 Six Flags Entertainment
Corporation
a
547,375
3,424 Tapestry, Inc. 300,661
7,501 Wyndham Hotels & Resorts, Inc. 609,156
10,980 Yum China Holding, Inc. 490,916
Total 3,915,781
Consumer Staples  5.0%
4,012 J & J Snack Foods Corporation 455,001
13,947 Sysco Corporation 1,056,346
14,969 Unilever plc ADR 915,654
Total 2,427,001
Energy  7.0%
34,870 Coterra Energy, Inc. 885,000
23,490 Devon Energy Corporation 747,217
3,084 Diamondback Energy, Inc. 423,741
23,867 Enterprise Products Partners, LP 740,116
2,321 Expand Energy Corporation 271,418
13,203 Noble Corporation plc 350,540
Total 3,418,032
Financials  18.4%
39,772 AGNC Investment Corporation 365,505
4,128 Allstate Corporation 831,008
2,540 Capital One Financial Corporation 540,410
13,917 Carlyle Group, Inc. 715,334
8,420 Charles Schwab Corporation 768,241
4,885 Equitable Holdings, Inc. 274,048
4,071 Jack Henry & Associates, Inc. 733,472
6,084 M&T Bank Corporation 1,180,235
5,591 Selective Insurance Group, Inc. 484,460
3,082 Texas Capital Bancshares, Inc.
a
244,711
27,119 U.S. Bancorp 1,227,135
11,877 Voya Financial, Inc. 843,267
5,793 Wintrust Financial Corporation 718,216
Total 8,926,042
Health Care  9.1%
24,532 Avantor, Inc.
a
330,201
16,351 Baxter International, Inc. 495,108
8,445 Henry Schein, Inc.
a
616,907
995 Humana, Inc. 243,258
3,880 Johnson & Johnson 592,670
3,762 Labcorp Holdings, Inc. 987,563
4,746 Sanofi SA ADR 229,279
2,597 STERIS plc 623,851
930 UnitedHealth Group, Inc. 290,132
Total 4,408,969
Industrials  15.6%
3,053 Acuity, Inc. 910,832
4,892 AGCO Corporation 504,659
1,498 Carlisle Companies, Inc. 559,353
Shares Common Stock  97.1% Value
Industrials  15.6% - continued
13,678 Delta Air Lines, Inc. $ 672,684
7,270 Flowserve Corporation 380,584
12,556 Fluor Corporation
a
643,746
12,750 Fortive Corporation 664,658
2,859 General Dynamics Corporation 833,856
14,294 Hexcel Corporation 807,468
2,419 JB Hunt Transport Services, Inc. 347,368
10,756 MSC Industrial Direct Company,
Inc. 914,475
13,605 Werner Enterprises, Inc. 372,233
Total 7,611,916
Information Technology  9.7%
1,047 ANSYS, Inc.
a
367,727
6,004 Coherent Corporation
a
535,617
1,738 CommVault Systems, Inc.
a
302,986
1,883 Jabil, Inc. 410,682
24,223 Knowles Corporation
a
426,809
8,977 MKS, Inc. 891,955
2,169 PTC, Inc.
a
373,805
4,249 Ralliant Corporation
a
206,034
4,135 TD SYNNEX Corporation 561,120
10,295 Western Digital Corporation 658,777
Total 4,735,512
Materials  6.9%
11,298 Alcoa Corporation 333,404
24,499 Axalta Coating Systems, Ltd.
a
727,376
5,427 Celanese Corporation 300,276
2,865 CF Industries Holdings, Inc. 263,580
4,745 Crown Holdings, Inc. 488,640
6,256 Nucor Corporation 810,402
5,691 West Fraser Timber Company, Ltd. 417,150
Total 3,340,828
Real Estate  6.4%
2,777 CBRE Group, Inc.
a
389,113
8,106 Crown Castle, Inc. 832,729
31,418 Healthcare Realty Trust, Inc. 498,290
53,983 Host Hotels & Resorts, Inc. 829,179
3,657 Simon Property Group, Inc. 587,899
Total 3,137,210
Utilities  9.1%
11,239 Alliant Energy Corporation 679,623
1,725 Constellation Energy Corporation 556,761
5,820 DTE Energy Company 770,917
5,894 Entergy Corporation 489,909
12,057 Evergy, Inc. 831,089
13,671 NiSource, Inc. 551,488
2,846 Vistra Energy Corporation 551,583
Total 4,431,370
Total Common Stock
(cost $41,984,866) 47,253,814

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.8% Value
State Street Institutional U.S.
Government Money Market
Fund
1,346,724 4.268%
b
$ 1,346,724
Total Short-Term Investments
(cost $1,346,724) 1,346,724
Total Investments (cost
$43,331,590) 99.9% $48,600,538
Other Assets and Liabilities, Net
0.1% 31,990
Total Net Assets 100.0% $48,632,528
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,568,291
Gross unrealized depreciation (2,448,272)
Net unrealized appreciation (depreciation) $ 5,120,019
Cost for federal income tax purposes $ 43,480,519
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 901,153 901,153 – –
Consumer Discretionary 3,915,781 3,915,781 – –
Consumer Staples 2,427,001 2,427,001 – –
Energy 3,418,032 3,418,032 – –
Financials 8,926,042 8,926,042 – –
Health Care 4,408,969 4,408,969 – –
Industrials 7,611,916 7,611,916 – –
Information Technology 4,735,512 4,735,512 – –
Materials 3,340,828 3,340,828 – –
Real Estate 3,137,210 3,137,210 – –
Utilities 4,431,370 4,431,370 – –
Short-Term Investments 1,346,724 1,346,724 – –
Subtotal Investments in Securities $48,600,538 $48,600,538 $– $–
Total Investments at Value $48,600,538
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $707 $1,098 $1,805 $– – –
Total Affiliated Short-Term Investments 707 – –
Total Value $707 $–

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $3
Total Income/Non Cash Income from Affiliated
Investments $3
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   37.9% Value
U.S. Affiliated   37.4%
16,421,865 Thrivent Core Emerging Markets
Debt Fund $ 137,122,569
6,262,310 Thrivent Core Emerging Markets
Equity Fund 66,255,235
549,918 Thrivent Core Low Volatility Equity
Fund 6,632,005
3,729,050 Thrivent Core Mid Cap Value Fund 39,975,419
1,689,786 Thrivent Core Small Cap Value
Fund 17,387,896
40,896,563 Thrivent Global Stock Portfolio 602,803,065
24,556,943 Thrivent High Yield Portfolio 104,111,613
32,273,757 Thrivent Income Portfolio 287,972,278
32,704,148 Thrivent International Equity
Portfolio 365,069,859
5,288,922 Thrivent International Index
Portfolio 83,192,622
49,991,484 Thrivent Large Cap Value Portfolio 1,095,693,340
10,721,898 Thrivent Mid Cap Stock Portfolio 205,793,972
16,698,129 Thrivent Short-Term Bond Portfolio 165,039,295
6,058,415 Thrivent Small Cap Stock Portfolio 105,511,539
Total 3,282,560,707
U.S. Unaffiliated   0.5%
20,721 Invesco QQQ Trust Series 1 11,430,533
561 iShares Russell 2000 Index Fund 121,058
56,454 SPDR S&P 500 ETF Trust 34,880,104
12,502 SPDR S&P Biotech ETF 1,036,791
3,842 SPDR S&P Software & Services
ETF 729,288
3,644 VanEck Semiconductor ETF 1,016,239
Total 49,214,013
Total Registered Investment
Companies (cost $2,604,029,760) 3,331,774,720
Shares Common Stock 23.0% Value
Communications Services  2.6%
44,147 Alphabet, Inc., Class A 7,780,026
369,135 Alphabet, Inc., Class C 65,480,858
22,558 AMC Networks, Inc.
a
141,439
5,623 Angi, Inc.
a
85,807
121,576 AT&T, Inc. 3,518,409
10,979 Bandwidth, Inc.
a
174,566
51,397 CarGurus, Inc.
a
1,720,258
956 Charter Communications, Inc.
a
390,822
1,858 Cogent Communications Holdings 89,574
39,577 Comcast Corporation 1,412,503
71,852 E.W. Scripps Company
a
211,245
1,728 Electronic Arts, Inc. 275,962
5,948 Entravision Communications
Corporation 13,799
2,080 Fox Corporation, Class B 107,390
17,117 Iridium Communications, Inc. 516,420
5,169 John Wiley and Sons, Inc. 230,692
35,873 Liberty Global, Ltd., Class A
a
359,089
17,388 Liberty Latin America, Ltd., Class
A
a
106,067
1,596 Liberty Media Corporation-Liberty
Formula One Group
a
166,782
2,161 Liberty Media Corporation-Liberty
Live Group
a
175,387
20,990 Magnite, Inc.
a
506,279
8,707 Match Group, Inc. 268,959
Shares Common Stock  23.0% Value
Communications Services  2.6% - continued
130,400 Meta Platforms, Inc. $ 96,246,936
16,805 Netflix, Inc.
a
22,504,080
19,636 New York Times Company 1,099,223
8,739 News Corporation, Class A 259,723
41,725 Pinterest, Inc.
a
1,496,258
217 Reddit, Inc.
a
32,674
23,713 Sirius XM Holdings, Inc. 544,688
18,136 Spotify Technology SA
a
13,916,478
464 Take-Two Interactive Software,
Inc.
a
112,682
3,258 TechTarget, Inc.
a
25,315
9,382 Telephone and Data Systems, Inc. 333,812
1,118 TKO Group Holdings, Inc. 203,420
7,060 T-Mobile US, Inc. 1,682,116
13,517 Trade Desk, Inc.
a
973,089
42,004 Verizon Communications, Inc. 1,817,513
22,040 Walt Disney Company 2,733,180
11,879 Warner Brothers Discovery, Inc.
a
136,133
Total 227,849,653
Consumer Discretionary  3.1%
13,717 Adient plc
a
266,933
31,696 ADT, Inc. 268,465
2,118 Advance Auto Parts, Inc. 98,466
532,631 Amazon.com, Inc.
a
116,853,915
39,034 American Axle & Manufacturing
Holdings, Inc.
a
159,259
14,324 American Eagle Outfitters, Inc. 137,797
5,771 Aptiv plc
a
393,698
3,859 Aramark 161,576
5,821 Autoliv, Inc. 651,370
211 AutoZone, Inc.
a
783,281
24,200 Bath & Body Works, Inc. 725,032
143,394 Best Buy Company, Inc. 9,626,039
326 Booking Holdings, Inc. 1,887,292
5,532 Boot Barn Holdings, Inc.
a
840,864
26,303 BorgWarner, Inc. 880,624
3,988 Bright Horizons Family Solutions,
Inc.
a
492,877
1,460 Build-A-Bear Workshop, Inc. 75,278
4,071 CarMax, Inc.
a
273,612
1,982 Carnival Corporation
a
55,734
416 Carvana Company
a
140,175
177 Cavco Industries, Inc.
a
76,894
11,872 Champion Homes, Inc.
a
743,306
12,172 Chewy, Inc.
a
518,771
20,027 Chipotle Mexican Grill, Inc.
a
1,124,516
676 Columbia Sportswear Company 41,290
11,456 Coursera, Inc.
a
100,355
2,455 Crocs, Inc.
a
248,642
1,283 D.R. Horton, Inc. 165,404
24,707 Dana, Inc. 423,725
692 Darden Restaurants, Inc. 150,835
7,122 Deckers Outdoor Corporation
a
734,065
78,884 DoorDash, Inc.
a
19,445,695
2,090 Dorman Products, Inc.
a
256,380
234 Dutch Bros, Inc.
a
15,999
6,001 eBay, Inc. 446,834
4,852 Etsy, Inc.
a
243,376
61,202 Expedia Group, Inc. 10,323,553
2,139 Five Below, Inc.
a
280,594
11,291 Fox Factory Holding Corporation
a
292,889
3,950 Frontdoor, Inc.
a
232,813
24,016 Gap, Inc. 523,789
3,748 Garmin, Ltd. 782,283

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Consumer Discretionary  3.1% - continued
43,478 Gentex Corporation $ 956,081
8,709 GigaCloud Technology, Inc.
a,b
172,264
11,851 Goodyear Tire & Rubber
Company
a
122,895
6,320 Grand Canyon Education, Inc.
a
1,194,480
164 Group 1 Automotive, Inc. 71,620
20,977 Hanesbrands, Inc.
a
96,075
20,056 Hasbro, Inc. 1,480,534
25,530 Hilton Worldwide Holdings, Inc. 6,799,660
60,556 Home Depot, Inc. 22,202,252
6,650 Installed Building Products, Inc. 1,199,128
16,436 Kohl's Corporation
b
139,377
654 Laureate Education, Inc.
a
15,290
2,451 La-Z-Boy, Inc. 91,104
2,064 Lear Corporation 196,039
434 Lithia Motors, Inc. 146,614
11,424 LKQ Corporation 422,802
739 Lowe's Companies, Inc. 163,962
4,102 Lululemon Athletica, Inc.
a
974,553
22,934 Mattel, Inc.
a
452,258
4,701 McDonald's Corporation 1,373,491
11,828 Modine Manufacturing Company
a
1,165,058
6,857 Mohawk Industries, Inc.
a
718,888
1,301 Murphy USA, Inc. 529,247
8,219 National Vision Holdings, Inc.
a
189,119
133 NVR, Inc.
a
982,293
77,535 O'Reilly Automotive, Inc.
a
6,988,230
1,418 Planet Fitness, Inc.
a
154,633
2,876 Pool Corporation 838,296
2,521 Ralph Lauren Corporation 691,460
6,653 Revolve Group, Inc.
a
133,393
469 RH
a
88,646
14,962 Ross Stores, Inc. 1,908,852
651 Royal Caribbean Cruises, Ltd. 203,854
7,040 Service Corporation International/
US 573,056
13,469 SharkNinja, Inc.
a
1,333,296
2,280 Six Flags Entertainment
Corporation
a
69,380
5,588 Sony Group Corporation ADR 145,456
20,211 Stoneridge, Inc.
a
142,285
2,454 Strategic Education, Inc. 208,909
7,120 Tapestry, Inc. 625,207
119,314 Tesla, Inc.
a
37,901,285
860 Texas Roadhouse, Inc. 161,173
2,749 Toll Brothers, Inc. 313,743
177 TopBuild Corporation
a
57,302
8,273 Travel + Leisure Company 426,970
663 Ulta Beauty, Inc.
a
310,165
1,013 Urban Outfitters, Inc.
a
73,483
224 Vail Resorts, Inc.
b
35,197
5,474 Valvoline, Inc.
a
207,300
21,057 VF Corporation 247,420
2,863 Visteon Corporation
a
267,118
2,057 Wayfair, Inc.
a
105,195
4,760 Wingstop, Inc. 1,602,882
298 Winmark Corporation 112,528
14,304 Wyndham Hotels & Resorts, Inc. 1,161,628
2,400 Wynn Resorts, Ltd. 224,808
2,379 Yum! Brands, Inc. 352,520
Total 271,465,049
Consumer Staples  0.5%
7,773 Albertsons Companies, Inc. 167,197
2,215 Archer-Daniels-Midland Company 116,908
Shares Common Stock  23.0% Value
Consumer Staples  0.5% - continued
3,082 BellRing Brands, Inc.
a
$ 178,540
10,899 BJ's Wholesale Club Holdings,
Inc.
a
1,175,239
657 Bunge Global SA 52,744
3,405 Casey's General Stores, Inc. 1,737,469
1,273 Celsius Holdings, Inc.
a
59,054
4,442 Church & Dwight Company, Inc. 426,921
22,305 Colgate-Palmolive Company 2,027,525
52,891 Conagra Brands, Inc. 1,082,679
1,570 Costco Wholesale Corporation 1,554,206
14,488 Coty, Inc.
a
67,369
7,160 Darling Ingredients, Inc.
a
271,650
12,034 Dole plc 168,356
2,017 Ingredion, Inc. 273,546
13,029 J & J Snack Foods Corporation 1,477,619
1,768 John B. Sanfilippo & Son, Inc. 111,808
23,907 Kenvue, Inc. 500,374
10,545 Keurig Dr Pepper, Inc. 348,618
1,419 Kimberly-Clark Corporation 182,938
866 Kraft Heinz Company 22,360
586 Lancaster Colony Corporation 101,243
1,645 Maplebear, Inc.
a
74,420
7,618 McCormick & Company, Inc. 577,597
10,960 Monster Beverage Corporation
a
686,534
16,369 Philip Morris International, Inc. 2,981,286
2,608 Primo Brands Corporation 77,249
43,441 Procter & Gamble Company 6,921,020
8,237 Sysco Corporation 623,870
1,177 Turning Point Brands, Inc. 89,181
2,488 Tyson Foods, Inc. 139,179
2,684 Unilever plc ADR 164,180
5,967 US Foods Holding Corporation
a
459,519
30,599 Vita Coco Company, Inc.
a
1,104,624
188,744 Walmart, Inc. 18,455,388
Total 44,458,410
Energy  0.5%
102,420 Antero Midstream Corporation 1,940,859
19,013 Antero Resources Corporation
a
765,844
11,600 APA Corporation 212,164
42,323 Archrock, Inc. 1,050,880
74,591 Baker Hughes Company 2,859,819
36,063 Berry Corporation 99,895
6,290 Cactus, Inc. 274,999
9,663 Cheniere Energy, Inc. 2,353,134
2,805 Chord Energy Corporation 271,664
15,099 Civitas Resources, Inc. 415,524
92,733 ConocoPhillips 8,321,859
12,531 Crescent Energy Company 107,767
18,005 Devon Energy Corporation 572,739
16,562 DHT Holdings, Inc. 179,035
6,350 DT Midstream, Inc. 697,928
6,614 Enterprise Products Partners, LP 205,100
18,958 EOG Resources, Inc. 2,267,566
3,553 EQT Corporation 207,211
5,005 Expand Energy Corporation 585,285
21,981 Exxon Mobil Corporation 2,369,552
2,680 Gulfport Energy Corporation
a
539,136
14,705 Halliburton Company 299,688
18,807 Hess Midstream, LP 724,258
6,705 HF Sinclair Corporation 275,441
4,005 Kimbell Royalty Partners, LP 55,910
70,044 Kinder Morgan, Inc. 2,059,294
6,236 Kodiak Gas Services, Inc. 213,708
78,652 Kosmos Energy, Ltd.
a
135,281

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Energy  0.5% - continued
2,409 Marathon Petroleum Corporation $ 400,159
12,403 Matador Resources Company 591,871
1,404 Natural Gas Services Group, Inc.
a
36,237
5,495 Noble Corporation plc 145,892
3,236 Occidental Petroleum Corporation 135,944
14,803 Oceaneering International, Inc.
a
306,718
9,924 Oil States International, Inc.
a
53,193
5,068 ONEOK, Inc. 413,701
14,732 Ovintiv, Inc. 560,553
6,306 Par Pacific Holdings, Inc.
a
167,298
27,134 Permian Resources Corporation 369,565
1,261 Phillips 66 150,437
8,223 Range Resources Corporation 334,429
1,000 Ranger Energy Services, Inc. 11,940
1,233 Shell plc ADR 86,816
4,890 SM Energy Company 120,832
8,537 Talos Energy, Inc.
a
72,394
263 Targa Resources Corporation 45,783
71,362 TechnipFMC plc 2,457,707
588 Valero Energy Corporation 79,039
15,891 Vital Energy, Inc.
a
255,686
302 Weatherford International plc 15,194
49,598 Williams Companies, Inc. 3,115,250
Total 39,988,178
Financials  2.9%
1,109 1st Source Corporation 68,836
1,536 Affiliated Managers Group, Inc. 302,239
7,185 Affirm Holdings, Inc.
a
496,771
1,386 Aflac, Inc. 146,168
64,528 AGNC Investment Corporation 593,012
3,768 Allstate Corporation 758,536
19,915 Ally Financial, Inc. 775,689
27,617 Amalgamated Financial
Corporation 861,650
43,098 American Express Company 13,747,400
1,707 American International Group, Inc. 146,102
16,791 Ameriprise Financial, Inc. 8,961,860
4,902 Ameris Bancorp 317,159
2,145 AMERISAFE, Inc. 93,801
19,803 Annaly Capital Management, Inc. 372,692
4,934 Arch Capital Group, Ltd. 449,241
6,561 Ares Management Corporation 1,136,365
3,414 Arthur J. Gallagher & Company 1,092,890
9,955 Artisan Partners Asset
Management, Inc. 441,305
33,816 Associated Banc-Corp 824,772
2,732 Assurant, Inc. 539,543
3,068 Atlantic Union Bankshares
Corporation 95,967
3,772 Axis Capital Holdings, Ltd. 391,609
65,642 Bank of America Corporation 3,106,179
143 Bank of Hawaii Corporation 9,657
1,623 Bank of Marin Bancorp 37,069
2,165 Bank of N.T. Butterfield & Son, Ltd. 95,866
6,379 Bank of New York Mellon
Corporation 581,191
3,669 Bank OZK 172,663
498 Bank7 Corporation 20,831
3,918 BankFinancial Corporation 45,331
14,467 BankUnited, Inc. 514,881
5,416 Bar Harbor Bankshares 162,263
7,365 BCB Bancorp, Inc. 62,013
13,429 Berkshire Hathaway, Inc.
a
6,523,405
21,403 Berkshire Hills Bancorp, Inc. 535,931
Shares Common Stock  23.0% Value
Financials  2.9% - continued
1,258 BlackRock, Inc. $ 1,319,957
4,191 Blackstone Mortgage Trust, Inc. 80,677
3,537 Block, Inc.
a
240,268
54,285 Blue Owl Capital, Inc. 1,042,815
16,534 Bridgewater Bancshares, Inc.
a
263,056
16,849 Brookline Bancorp, Inc. 177,757
4,762 Brown & Brown, Inc. 527,963
4,583 Burke & Herbert Financial Services
Corporation 273,743
7,675 Business First Bancshares, Inc. 189,189
10,734 Byline Bancorp, Inc. 286,920
6,256 Cadence Bank 200,067
512 Camden National Corporation 20,777
2,421 Capital City Bank Group, Inc. 95,266
2,776 Capital One Financial Corporation 590,622
32,990 Capitol Federal Financial, Inc. 201,239
8,321 Carlyle Group, Inc. 427,699
727 Cathay General Bancorp 33,100
14,608 Cboe Global Markets, Inc. 3,406,732
12,784 Central Pacific Financial
Corporation 358,336
65,843 Charles Schwab Corporation 6,007,515
12,299 Chimera Investment Corporation 170,587
627 ChoiceOne Financial Services, Inc. 17,995
652 Chubb, Ltd. 188,897
1,926 Cincinnati Financial Corporation 286,820
12,760 Citigroup, Inc. 1,086,131
1,990 Citizens Financial Group, Inc. 89,053
4,275 CME Group, Inc. 1,178,276
6,413 CNB Financial Corporation 146,601
10,335 CNO Financial Group, Inc. 398,724
1,438 Coinbase Global, Inc.
a
504,005
4,139 Colony Bankcorp, Inc. 68,169
7,541 Columbia Banking System, Inc. 176,309
5,645 Comerica, Inc. 336,724
5,056 Commerce Bancshares, Inc. 314,332
322 Community Financial System, Inc. 18,312
10,717 Community Trust Bancorp, Inc. 567,144
2,075 Community West Bancshares 40,483
5,011 ConnectOne Bancorp, Inc. 116,055
2,389 Cullen/Frost Bankers, Inc. 307,082
710 Customers Bancorp, Inc.
a
41,705
453 CVB Financial Corporation 8,965
535 Diamond Hill Investment Group,
Inc. 77,741
2,187 Donnelley Financial Solutions, Inc.
a
134,829
10,731 Dynex Capital, Inc. 131,133
8,471 Eagle Bancorp, Inc. 165,015
6,730 East West Bancorp, Inc. 679,595
3,763 Eastern Bankshares, Inc. 57,461
293 Enact Holdings, Inc. 10,885
3,590 Enova International, Inc.
a
400,357
4,446 Enterprise Financial Services
Corporation 244,975
4,455 Equitable Holdings, Inc. 249,926
4,412 Equity Bancshares, Inc. 180,010
4,355 Essent Group, Ltd. 264,479
822 Evercore, Inc. 221,956
20,302 F.N.B. Corporation 296,003
3,359 FactSet Research Systems, Inc. 1,502,414
5,947 Farmers National Banc
Corporation 82,009
659 Federal Agricultural Mortgage
Corporation 128,031
21,350 Federated Hermes, Inc. 946,232

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Financials  2.9% - continued
7,873 Fidelity National Information
Services, Inc. $ 640,941
3,839 Fifth Third Bancorp 157,898
2,782 Financial Institutions, Inc. 71,442
8,263 First American Financial
Corporation 507,266
30,823 First Bancorp/Puerto Rico 642,043
117 First Citizens BancShares, Inc./NC 228,907
14,275 First Financial Bancorp 346,312
2,949 First Financial Bankshares, Inc. 106,105
6,313 First Financial Corporation 342,101
2,075 First Hawaiian, Inc. 51,792
22,873 First Horizon Corporation 484,908
6,178 First Internet Bancorp 166,188
1,035 First Interstate BancSystem, Inc. 29,829
7,351 First Merchants Corporation 281,543
7,290 First Mid-Illinois Bancshares, Inc. 273,302
2,422 FirstCash Holdings, Inc. 327,309
17,183 Fiserv, Inc.
a
2,962,521
5,133 Flagstar Financial, Inc. 54,410
11,926 Flushing Financial Corporation 141,681
2,659 Flywire Corporation
a
31,110
5,308 Franklin Resources, Inc. 126,596
56,995 Fulton Financial Corporation 1,028,190
14,736 Genworth Financial, Inc.
a
114,646
22,071 Glacier Bancorp, Inc. 950,819
1,130 Global Payments, Inc. 90,445
10,187 Great Southern Bancorp, Inc. 598,792
316 Hamilton Lane, Inc. 44,910
2,317 Hancock Whitney Corporation 132,996
2,034 Hanover Insurance Group, Inc. 345,516
10,157 HarborOne Bancorp, Inc. 118,634
3,647 Hartford Insurance Group, Inc. 462,695
639 HBT Financial, Inc. 16,109
2,530 Heritage Commerce Corporation 25,123
5,768 Home BancShares, Inc. 164,157
9,138 Hometrust Bancshares, Inc. 341,853
17,803 Horizon Bancorp, Inc. 273,810
11,951 Houlihan Lokey, Inc. 2,150,582
7,923 Huntington Bancshares, Inc./OH 132,789
141 Independent Bank Corporation/MA 8,867
9,808 Independent Bank Corporation/MI 317,877
45,098 Intercontinental Exchange, Inc. 8,274,130
23,745 Invesco, Ltd. 374,459
1,029 Investar Holding Corporation 19,880
12,804 Jack Henry & Associates, Inc. 2,306,897
35,080 Janus Henderson Group plc 1,362,507
2,672 Jefferies Financial Group, Inc. 146,132
88,993 JPMorgan Chase & Company 25,799,961
27,383 Kearny Financial Corporation/MD 176,894
2,008 Kemper Corporation 129,596
11,393 KeyCorp 198,466
751 Kinsale Capital Group, Inc. 363,409
2,981 LendingTree, Inc.
a
110,506
3,086 M&T Bank Corporation 598,653
2,540 MarketAxess Holdings, Inc. 567,284
299 Marsh & McLennan Companies,
Inc. 65,373
13,950 Mastercard, Inc. 7,839,063
5,623 Mercantile Bank Corporation 260,963
1,930 MetLife, Inc. 155,211
65,087 MGIC Investment Corporation 1,812,022
9,311 Midland States Bancorp, Inc. 161,267
24,711 MidWestOne Financial Group, Inc. 710,935
2,458 Moody's Corporation 1,232,908
Shares Common Stock  23.0% Value
Financials  2.9% - continued
3,098 Morningstar, Inc. $ 972,555
10,835 MSCI, Inc. 6,248,978
68,052 Nasdaq, Inc. 6,085,210
26,986 NMI Holdings, Inc.
a
1,138,539
855 Northeast Bank 76,086
4,749 Northeast Community Bancorp,
Inc. 110,391
14,831 Northern Trust Corporation 1,880,423
11,182 Northfield Bancorp, Inc. 128,369
54,589 Northwest Bancshares, Inc. 697,647
26,908 OceanFirst Financial Corporation 473,850
13,137 OFG Bancorp 562,264
48,571 Old National Bancorp 1,036,505
16,310 Old Republic International
Corporation 626,956
37,127 Old Second Bancorp, Inc. 658,633
20,779 OneMain Holdings, Inc. 1,184,403
846 Orange County Bancorp, Inc. 21,861
5,915 Orrstown Financial Services, Inc. 188,274
9,951 Pacific Premier Bancorp, Inc. 209,867
1,783 Palomar Holdings, Inc.
a
275,028
71 Park National Corporation 11,875
2,872 Paymentus Holdings, Inc.
a
94,058
3,265 PCB Bancorp 68,500
6,522 Peoples Bancorp, Inc./OH 199,182
3,073 Pinnacle Financial Partners, Inc. 339,290
930 PNC Financial Services Group,
Inc. 173,371
9,550 Popular, Inc. 1,052,506
3,189 Principal Financial Group, Inc. 253,302
16,373 Progressive Corporation 4,369,299
5,063 Prosperity Bancshares, Inc. 355,625
52,075 Provident Financial Services, Inc. 912,875
2,427 Prudential Financial, Inc. 260,757
25,572 Radian Group, Inc. 921,103
4,565 Regions Financial Corporation 107,369
1,445 Reinsurance Group of America,
Inc. 286,630
758 RenaissanceRe Holdings, Ltd. 184,118
1,024 Renasant Corporation 36,792
19,093 Repay Holdings Corporation
a
92,028
34,161 Rithm Capital Corporation 385,678
12,196 RLI Corporation 880,795
117,887 Robinhood Markets, Inc.
a
11,037,760
9,584 S&P Global, Inc. 5,053,547
991 Safety Insurance Group, Inc. 78,675
15,906 SEI Investments Company 1,429,313
637 Selective Insurance Group, Inc. 55,196
1,012 ServisFirst Bancshares, Inc. 78,440
13,167 Shore Bancshares, Inc. 206,985
5,071 Sierra Bancorp 150,558
1,300 Simmons First National
Corporation 24,648
2,682 Southern Missouri Bancorp, Inc. 146,920
882 Southside Bancshares, Inc. 25,957
4,637 SouthState Corporation 426,743
3,124 Starwood Property Trust, Inc. 62,699
11,410 StepStone Group, Inc. 633,255
4,927 Stifel Financial Corporation 511,324
2,355 StoneX Group, Inc.
a
214,635
1,279 Synchrony Financial 85,360
14,801 Synovus Financial Corporation 765,952
938 Texas Capital Bancshares, Inc.
a
74,477
2,937 Tompkins Financial Corporation 184,238
23,024 TPG RE Finance Trust, Inc. 177,745

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Financials  2.9% - continued
43,495 Tradeweb Markets, Inc. $ 6,367,668
34,703 Triumph Financial, Inc.
a
1,912,482
5,897 TrustCo Bank Corporation NY 197,078
27,626 Trustmark Corporation 1,007,244
4,164 U.S. Bancorp 188,421
2,993 UMB Financial Corporation 314,744
4,629 United Bankshares, Inc. 168,634
12,258 United Community Banks, Inc. 365,166
2,363 Unity Bancorp, Inc. 111,250
6,138 Univest Financial Corporation 184,386
3,457 Unum Group 279,187
44,810 Valley National Bancorp 400,153
9,076 Veritex Holdings, Inc. 236,884
406 Virtu Financial, Inc. 18,185
125,921 Visa, Inc. 44,708,251
6,085 WaFd, Inc. 178,169
7,807 Webster Financial Corporation 426,262
33,809 Wells Fargo & Company 2,708,777
8,742 WesBanco, Inc. 276,509
4,446 Westamerica Bancorporation 215,364
4,012 Western Alliance Bancorp 312,856
77,108 Western Union Company 649,249
9 White Mountains Insurance Group,
Ltd. 16,161
374 Willis Towers Watson plc 114,631
2,709 Wintrust Financial Corporation 335,862
1,434 WisdomTree, Inc. 16,505
584 WSFS Financial Corporation 32,120
33,767 Zions Bancorp NA 1,753,858
Total 258,501,010
Health Care  2.2%
34,593 Abbott Laboratories 4,704,994
34,778 AbbVie, Inc. 6,455,492
45,525 ADMA Biologics, Inc.
a
829,010
49,196 Agilent Technologies, Inc. 5,805,620
3,575 Agios Pharmaceuticals, Inc.
a
118,905
1,211 Align Technology, Inc.
a
229,279
45,749 Amgen, Inc. 12,773,578
11,342 Amicus Therapeutics, Inc.
a
64,990
11,747 Amneal Pharmaceuticals, Inc.
a
95,033
3,326 Anika Therapeutics, Inc.
a
35,189
1,093 Argenx SE ADR
a
602,483
1,715 Artivion, Inc.
a
53,337
33,370 Avantor, Inc.
a
449,160
4,705 Azenta, Inc.
a
144,820
492 Becton, Dickinson and Company 84,747
1,935 Biogen, Inc.
a
243,017
2,915 Biohaven, Ltd.
a
41,131
1,155 BioMarin Pharmaceutical, Inc.
a
63,490
11,685 Bio-Techne Corporation 601,193
69,442 Boston Scientific Corporation
a
7,458,765
1,003 Bruker Corporation 41,324
19,427 Cabaletta Bio, Inc.
a,b
29,529
10,326 CareDx, Inc.
a
201,770
56,073 Caribou Biosciences, Inc.
a,b
70,652
4,121 Cencora, Inc. 1,235,682
10,235 Centene Corporation
a
555,556
22,799 Certara, Inc.
a
266,748
4,025 Charles River Laboratories
International, Inc.
a
610,713
168 Chemed Corporation 81,804
447 Cigna Group 147,769
38,083 Concentra Group Holdings Parent,
Inc. 783,367
Shares Common Stock  23.0% Value
Health Care  2.2% - continued
14,765 Cooper Companies, Inc.
a
$ 1,050,677
10,426 CorVel Corporation
a
1,071,584
86,083 Danaher Corporation 17,004,836
13,874 Denali Therapeutics, Inc.
a
194,097
26,065 Dentsply Sirona, Inc. 413,912
13,613 Dexcom, Inc.
a
1,188,279
2,762 Doximity, Inc.
a
169,421
8,979 Dyne Therapeutics, Inc.
a
85,480
1,606 Edwards Lifesciences Corporation
a
125,605
47,903 Elanco Animal Health, Inc.
a
684,055
34,462 Eli Lilly & Company 26,864,163
17,535 Enanta Pharmaceuticals, Inc.
a
132,565
19,690 Encompass Health Corporation 2,414,585
790 Ensign Group, Inc. 121,865
13,412 Exact Sciences Corporation
a
712,714
1,639 Exelixis, Inc.
a
72,239
7,568 Fate Therapeutics, Inc.
a
8,476
31,632 Fortrea Holdings, Inc.
a
156,262
3,511 Gilead Sciences, Inc. 389,265
24,285 Globus Medical, Inc.
a
1,433,301
18,140 GoodRx Holdings, Inc.
a
90,337
18,804 HealthEquity, Inc.
a
1,969,907
94 Hims & Hers Health, Inc.
a
4,686
99 Humana, Inc. 24,204
14,029 IDEXX Laboratories, Inc.
a
7,524,314
8,405 Illumina, Inc.
a
801,921
5,843 Incyte Corporation
a
397,908
1,744 Insmed, Inc.
a
175,516
7,183 Inspire Medical Systems, Inc.
a
932,138
5,013 Insulet Corporation
a
1,574,984
8,594 Integra LifeSciences Holdings
Corporation
a
105,448
13,097 Intellia Therapeutics, Inc.
a
122,850
38,025 Intuitive Surgical, Inc.
a
20,663,165
1,986 IQVIA Holding, Inc.
a
312,974
11,540 iTeos Therapeutics, Inc.
a
115,054
1,041 Jazz Pharmaceuticals, Inc.
a
110,471
20,266 Johnson & Johnson 3,095,632
1,084 Labcorp Holdings, Inc. 284,561
290 Medpace Holdings, Inc.
a
91,019
81,366 Medtronic plc 7,092,674
3,560 Merck & Company, Inc. 281,810
11,014 Merit Medical Systems, Inc.
a
1,029,589
1,040 Mettler-Toledo International, Inc.
a
1,221,709
15,236 Moderna, Inc.
a
420,361
5,506 Myriad Genetics, Inc.
a
29,237
5,822 Natera, Inc.
a
983,569
2,470 Neurocrine Biosciences, Inc.
a
310,454
12,868 Nkarta, Inc.
a
21,361
14,768 Olema Pharmaceuticals, Inc.
a
62,912
1,402 Option Care Health, Inc.
a
45,537
23,327 Organon & Company 225,805
6,840 Penumbra, Inc.
a
1,755,349
3,660 Perrigo Company plc 97,795
2,573 Prestige Consumer Healthcare,
Inc.
a
205,454
13,421 Progyny, Inc.
a
295,262
7,872 Prothena Corporation plc
a
47,783
1,247 PTC Therapeutics, Inc.
a
60,903
6,648 QIAGEN NV 319,503
1,311 Quest Diagnostics, Inc. 235,495
33,982 Relay Therapeutics, Inc.
a
117,578
6,870 Repligen Corporation
a
854,491
301 ResMed, Inc. 77,658
130 Revvity, Inc. 12,574

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Health Care  2.2% - continued
10,921 Rocket Pharmaceuticals, Inc.
a
$ 26,756
45,631 Royalty Pharma plc 1,644,085
26,775 RxSight, Inc.
a
348,075
3,452 Sanofi SA ADR 166,766
3,677 Scholar Rock Holding Corporation
a
130,239
95,244 scPharmaceuticals, Inc.
a
362,880
14,968 STERIS plc 3,595,613
23,668 Stevanato Group SPA 578,209
9,098 Stryker Corporation 3,599,442
2,276 Teleflex, Inc. 269,387
3,886 Tenet Healthcare Corporation
a
683,936
10,087 Thermo Fisher Scientific, Inc. 4,089,875
20,373 Twist Bioscience Corporation
a
749,523
548 United Therapeutics Corporation
a
157,468
10,183 UnitedHealth Group, Inc. 3,176,791
4,564 Vaxcyte, Inc.
a
148,376
755 Veeva Systems, Inc.
a
217,425
23,988 Vericel Corporation
a
1,020,689
12,494 Vertex Pharmaceuticals, Inc.
a
5,562,329
114,189 Viatris, Inc. 1,019,708
3,148 Viemed Healthcare, Inc.
a
21,753
7,453 Viking Therapeutics, Inc.
a,b
197,505
877 Waters Corporation
a
306,108
5,953 Waystar Holding Corporation
a
243,299
3,375 West Pharmaceutical Services,
Inc. 738,450
14,033 Xencor, Inc.
a
110,299
6,261 Xenon Pharmaceuticals, Inc.
a
195,969
14,396 Zentalis Pharmaceuticals, Inc.
a
16,699
2,947 Zimmer Biomet Holdings, Inc. 268,796
55,751 Zoetis, Inc. 8,694,368
Total 191,715,298
Industrials  2.2%
9,606 A.O. Smith Corporation 629,865
6,432 Advanced Drainage Systems, Inc. 738,780
11,125 AECOM 1,255,567
283 AGCO Corporation 29,194
2,016 Alaska Air Group, Inc.
a
99,752
5,620 Allegheny Technologies, Inc.
a
485,231
3,563 Allegion plc 513,500
3,948 Allison Transmission Holdings, Inc. 375,021
7,716 Amentum Holdings, Inc.
a
182,175
31,954 AMETEK, Inc. 5,782,396
2,056 API Group Corporation
a
104,959
605 Applied Industrial Technologies,
Inc. 140,632
3,090 Arcosa, Inc. 267,934
289 Argan, Inc. 63,719
8,096 Armstrong World Industries, Inc. 1,315,114
15,763 Array Technologies, Inc.
a,b
93,002
21,188 Atmus Filtration Technologies, Inc. 771,667
18,171 Automatic Data Processing, Inc. 5,603,936
362 Axon Enterprise, Inc.
a
299,714
12,993 Badger Infrastructure Solutions,
Ltd. 453,980
3,055 Barrett Business Services, Inc. 127,363
14,442 Brady Corporation 981,623
22,914 BWX Technologies, Inc. 3,300,991
7,950 C.H. Robinson Worldwide, Inc. 762,802
14 CACI International, Inc.
a
6,674
8,202 Casella Waste Systems, Inc.
a
946,347
40,556 Caterpillar, Inc. 15,744,245
55,673 CECO Environmental Corporation
a
1,576,103
6,254 Clean Harbors, Inc.
a
1,445,800
Shares Common Stock  23.0% Value
Industrials  2.2% - continued
13,388 CNH Industrial NV $ 173,508
490 CSW Industrials, Inc. 140,547
214,013 CSX Corporation 6,983,244
822 Cummins, Inc. 269,205
4,353 Curtiss-Wright Corporation 2,126,658
2,907 Dayforce, Inc.
a
161,019
4,430 Delta Air Lines, Inc. 217,867
14,580 DNOW, Inc.
a
216,221
2,671 Donaldson Company, Inc. 185,234
43 Dover Corporation 7,879
687 Dycom Industries, Inc.
a
167,896
2,178 EMCOR Group, Inc. 1,164,990
6,215 Energy Recovery, Inc.
a
79,428
29,106 Enerpac Tool Group Corporation 1,180,539
7,815 EnPro, Inc. 1,496,963
37,460 ExlService Holdings, Inc.
a
1,640,373
2,280 Expeditors International of
Washington, Inc. 260,490
350,098 Fastenal Company 14,704,116
13,806 Federal Signal Corporation 1,469,235
25,974 Ferguson Enterprises, Inc. 5,655,838
16,027 Flowserve Corporation 839,013
5,379 Fortive Corporation 280,407
4,614 Fortune Brands Innovations, Inc. 237,529
60,820 Gates Industrial Corporation plc
a
1,400,685
518 General Dynamics Corporation 151,080
23,269 General Electric Company 5,989,208
1,021 Gorman-Rupp Company 37,491
19,793 Graco, Inc. 1,701,604
31,701 Great Lakes Dredge & Dock
Corporation
a
386,435
2,709 Helios Technologies, Inc. 90,399
1,181 Herc Holdings, Inc. 155,526
7,211 Hexcel Corporation 407,349
935 Honeywell International, Inc. 217,743
15,691 Howmet Aerospace, Inc. 2,920,566
16,411 Hudson Technologies, Inc.
a
133,257
8,011 IDEX Corporation 1,406,491
360 IES Holdings, Inc.
a
106,643
34,388 Ingersoll Rand, Inc. 2,860,394
9,086 ITT Corporation 1,424,957
1,888 Jacobs Solutions, Inc. 248,178
1,690 JB Hunt Transport Services, Inc. 242,684
4,775 Johnson Controls International plc 504,336
6,850 Kirby Corporation
a
776,858
4,517 Knight-Swift Transportation
Holdings, Inc. 199,787
1,354 Korn Ferry 99,289
1,791 L3Harris Technologies, Inc. 449,254
618 Landstar System, Inc. 85,914
5,006 Legalzoom.com, Inc.
a
44,603
1,937 Leidos Holdings, Inc. 305,581
5,672 Limbach Holdings, Inc.
a
794,647
1,189 Lincoln Electric Holdings, Inc. 246,503
1,152 Lockheed Martin Corporation 533,537
12,193 Lyft, Inc.
a
192,162
4,114 ManpowerGroup, Inc. 166,206
6,185 Masco Corporation 398,067
70,399 Masterbrand, Inc.
a
769,461
1,819 Maximus, Inc. 127,694
5,545 McGrath RentCorp 642,998
759 Middleby Corporation
a
109,296
789 Miller Industries, Inc. 35,079
5,817 Moog, Inc. 1,052,702
40,497 Mueller Water Products, Inc. 973,548

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Industrials  2.2% - continued
5,365 NEXTracker, Inc.
a
$ 291,695
88 Nordson Corporation 18,865
29,160 nVent Electric plc 2,135,970
8,180 Old Dominion Freight Line, Inc. 1,327,614
969 Oshkosh Corporation 110,020
17,825 Otis Worldwide Corporation 1,765,031
524 PACCAR, Inc. 49,811
26,396 Parker-Hannifin Corporation 18,436,814
358 Paylocity Holding Corporation
a
64,866
16,784 Pentair plc 1,723,045
1,617 Pitney Bowes, Inc. 17,641
1,289 Quanta Services, Inc. 487,345
16,939 QXO, Inc.
a,b
364,866
3,544 RBC Bearings, Inc.
a
1,363,731
919 Regal Rexnord Corporation 133,218
7,693 Republic Services, Inc. 1,897,171
5,849 Rockwell Automation, Inc. 1,942,862
3,905 Schneider National, Inc. 94,306
44,508 Shoals Technologies Group, Inc.
a
189,159
314 SkyWest, Inc.
a
32,333
7,494 Southwest Airlines Company 243,105
1,442 SPX Technologies, Inc.
a
241,795
1,922 SS&C Technologies Holdings, Inc. 159,142
10,105 Stanley Black & Decker, Inc. 684,614
3,842 Sterling Construction Company,
Inc.
a
886,465
5,313 Timken Company 385,458
19,616 Trane Technologies plc 8,580,235
170 TransDigm Group, Inc. 258,509
11,852 TransUnion 1,042,976
1,567 Trex Company, Inc.
a
85,213
6,437 Trinity Industries, Inc. 173,863
199,585 Uber Technologies, Inc.
a
18,621,280
888 UFP Industries, Inc. 88,232
2,770 UL Solutions, Inc.
b
201,822
2,111 UniFirst Corporation/MA 397,332
2,719 Union Pacific Corporation 625,588
4,484 United Airlines Holdings, Inc.
a
357,061
11,187 United Parcel Service, Inc. 1,129,216
539 United Rentals, Inc. 406,083
641 Veralto Corporation 64,709
19,775 Verisk Analytics, Inc. 6,159,913
9,928 Verra Mobility Corporation
a
252,072
1,688 Wabtec Corporation 353,383
6,858 Waste Connections, Inc. 1,280,526
4,701 Waste Management, Inc. 1,075,683
2,006 Watsco, Inc. 885,890
26,916 WNS Holdings, Ltd.
a
1,702,168
2,164 Xylem, Inc. 279,935
6,172 Zurn Elkay Water Solutions
Corporation 225,710
Total 191,438,838
Information Technology  7.7%
2,625 Adobe, Inc.
a
1,015,560
12,878 Agilysys, Inc.
a
1,476,334
4,079 Ambarella, Inc.
a
269,479
102,294 Amphenol Corporation 10,101,533
6,730 Analog Devices, Inc. 1,601,875
462,794 Apple, Inc. 94,951,445
71,839 Applied Materials, Inc. 13,151,566
74,581 Arista Networks, Inc.
a
7,630,382
1,154 Astera Labs, Inc.
a
104,345
559 Atlassian Corporation
a
113,527
23,896 Autodesk, Inc.
a
7,397,485
Shares Common Stock  23.0% Value
Information Technology  7.7% - continued
958 BILL Holdings, Inc.
a
$ 44,317
14,894 BlackLine, Inc.
a
843,298
203,497 Broadcom, Inc. 56,093,948
4,664 C3.ai, Inc.
a
114,595
51,927 CDW Corporation 9,273,643
1,465 Ciena Corporation
a
119,148
91,460 Cisco Systems, Inc. 6,345,495
1,074 Clearfield, Inc.
a
46,622
10,060 Clearwater Analytics Holdings,
Inc.
a
220,616
5,704 Cognex Corporation 180,931
2,454 Cognizant Technology Solutions
Corporation 191,486
2,385 Coherent Corporation
a
212,766
2,763 CommVault Systems, Inc.
a
481,674
1,298 Consensus Cloud Solutions, Inc.
a
29,932
3,526 Corning, Inc. 185,432
2,111 Crane NXT Company 113,783
6,973 Credo Technology Group Holding,
Ltd.
a
645,630
2,732 CrowdStrike Holdings, Inc.
a
1,391,435
6,246 CyberArk Software, Ltd.
a
2,541,373
1,990 Datadog, Inc.
a
267,317
9,148 Descartes Systems Group, Inc.
a
929,848
6,581 DocuSign, Inc.
a
512,594
10,819 Dolby Laboratories, Inc. 803,419
22,174 Dynatrace Holdings, LLC
a
1,224,227
2,119 Elastic NV
a
178,695
7,077 Enphase Energy, Inc.
a
280,603
628 Entegris, Inc. 50,648
4,088 Expensify, Inc.
a
10,588
3,512 F5, Inc.
a
1,033,652
2,884 Fabrinet
a
849,857
552 Fair Isaac Corporation
a
1,009,034
651 First Solar, Inc.
a
107,767
14,684 Flex, Ltd.
a
733,025
144,907 Fortinet, Inc.
a
15,319,568
40,505 Freshworks, Inc.
a
603,930
2,517 Gartner, Inc.
a
1,017,422
4,706 Gen Digital, Inc. 138,356
44,138 Gitlab, Inc.
a
1,991,065
12,302 Guidewire Software, Inc.
a
2,896,506
2,303 HubSpot, Inc.
a
1,281,919
26,061 I3 Verticals, Inc.
a
716,156
5,159 Impinj, Inc.
a
573,010
546 Intapp, Inc.
a
28,185
53,068 International Business Machines
Corporation 15,643,385
2,272 Intuit, Inc. 1,789,495
2,074 IPG Photonics Corporation
a
142,380
2,009 Itron, Inc.
a
264,445
54,824 JFrog, Ltd.
a
2,405,677
8,578 Keysight Technologies, Inc.
a
1,405,591
1,249 KLA Corporation 1,118,779
3,090 Lam Research Corporation 300,781
14,975 Lattice Semiconductor
Corporation
a
733,625
420 Littelfuse, Inc. 95,227
382 MACOM Technology Solutions
Holdings, Inc.
a
54,737
9,400 Marvell Technology, Inc. 727,560
3,038 Microchip Technology, Inc. 213,784
1,020 Micron Technology, Inc. 125,715
292,561 Microsoft Corporation 145,522,767
1,500 Mirion Technologies, Inc.
a
32,295

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Information Technology  7.7% - continued
1,298 MKS, Inc. $ 128,969
568 Monday.com, Ltd.
a
178,625
72 Monolithic Power Systems, Inc. 52,659
11,966 Motorola Solutions, Inc. 5,031,224
9,790 NetApp, Inc. 1,043,125
7,052 Nokia Oyj ADR 36,529
1,265 Nutanix, Inc.
a
96,697
1,011,744 NVIDIA Corporation 159,845,435
1,724 Okta, Inc.
a
172,348
7,447 ON Semiconductor Corporation
a
390,297
8,416 Onto Innovation, Inc.
a
849,427
31,217 Oracle Corporation 6,824,973
144,488 Palantir Technologies, Inc.
a
19,696,604
24,890 Pegasystems, Inc. 1,347,296
468 Plexus Corporation
a
63,325
1,029 Procore Technologies, Inc.
a
70,404
7,767 PTC, Inc.
a
1,338,565
6,199 Q2 Holdings, Inc.
a
580,164
8,766 Qorvo, Inc.
a
744,321
4,885 Qualcomm, Inc. 777,985
1,793 Ralliant Corporation
a
86,894
21,076 Salesforce, Inc. 5,747,214
4,680 Samsung Electronics Company,
Ltd. 206,957
36,976 SAP SE ADR 11,244,402
28,175 ServiceNow, Inc.
a
28,966,154
3,990 Silicon Laboratories, Inc.
a
587,966
8,002 Skyworks Solutions, Inc. 596,309
854 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 193,422
3,028 TD SYNNEX Corporation 410,900
2,339 TE Connectivity plc 394,519
1,452 Teledyne Technologies, Inc.
a
743,874
5,012 Tenable Holdings, Inc.
a
169,305
3,024 Teradyne, Inc. 271,918
50,628 Trimble, Inc.
a
3,846,715
30,309 TTM Technologies, Inc.
a
1,237,213
240 Twilio, Inc.
a
29,846
2,593 Tyler Technologies, Inc.
a
1,537,234
1,521 Unity Software, Inc.
a
36,808
3,138 Varonis Systems, Inc.
a
159,254
11,773 VeriSign, Inc. 3,400,042
1,919 Vontier Corporation 70,811
38,183 Weave Communications, Inc.
a
317,683
1,119 Zebra Technologies Corporation
a
345,055
954 Zoom Communications, Inc.
a
74,393
Total 679,967,149
Materials  0.5%
8,857 Albemarle Corporation
b
555,068
13,518 Alcoa Corporation 398,916
98,821 Amcor plc 908,165
3,152 AptarGroup, Inc. 493,067
11,382 Aspen Aerogels, Inc.
a
67,381
1,348 Avery Dennison Corporation 236,534
13,770 Avient Corporation 444,909
29,126 Axalta Coating Systems, Ltd.
a
864,751
2,416 Balchem Corporation 384,627
7,702 Ball Corporation 432,005
2,367 CF Industries Holdings, Inc. 217,764
22,813 Chemours Company 261,209
26,891 Coeur Mining, Inc.
a
238,254
36,946 Constellium SE
a
491,382
9,104 Corteva, Inc. 678,521
Shares Common Stock  23.0% Value
Materials  0.5% - continued
1,525 Crown Holdings, Inc. $ 157,044
2,755 Dow, Inc. 72,952
78,938 DuPont de Nemours, Inc. 5,414,357
255 Eagle Materials, Inc. 51,538
6,535 Eastman Chemical Company 487,903
29,668 Ecolab, Inc. 7,993,746
43,950 Element Solutions, Inc. 995,467
8,849 FMC Corporation
b
369,446
4,862 Freeport-McMoRan, Inc. 210,768
3,702 Greif, Inc. 240,593
66,138 Hecla Mining Company 396,167
22,420 Huntsman Corporation 233,616
7,439 Ingevity Corporation
a
320,547
3,551 Innospec, Inc. 298,604
6,201 International Flavors & Fragrances,
Inc. 456,084
6,971 Ivanhoe Mines, Ltd.
a
52,369
5,357 Kaiser Aluminum Corporation 428,024
4,103 Koppers Holdings, Inc. 131,911
12,913 Linde plc 6,058,521
1,691 LyondellBasell Industries NV 97,841
9,954 Magnera Corporation
a
120,244
2,113 Martin Marietta Materials, Inc. 1,159,952
3,869 Minerals Technologies, Inc. 213,066
22,191 Mosaic Company 809,528
1,466 MP Materials Corporation
a
48,774
152 NewMarket Corporation 105,011
1,601 Nucor Corporation 207,394
7,692 O-I Glass, Inc.
a
113,380
23,979 Olin Corporation 481,738
8,755 Packaging Corporation of America 1,649,880
3,416 PPG Industries, Inc. 388,570
243 Reliance, Inc. 76,278
5,078 Royal Gold, Inc. 903,072
6,255 RPM International, Inc. 687,049
4,414 Scotts Miracle-Gro Company 291,147
8,263 Sealed Air Corporation 256,401
8,098 Sensient Technologies Corporation 797,815
10,716 Sonoco Products Company 466,789
5,578 Steel Dynamics, Inc. 714,040
2,295 Stepan Company 125,261
23,706 Trinseo plc
b
73,963
47,655 Tronox Holdings plc 241,611
7,530 Vulcan Materials Company 1,963,975
1,533 West Fraser Timber Company, Ltd. 112,369
Total 43,147,358
Real Estate  0.5%
490 Agree Realty Corporation 35,799
5,136 Alexandria Real Estate Equities,
Inc. 373,028
1,868 Alpine Income Property Trust, Inc. 27,478
20,088 Anywhere Real Estate, Inc.
a
72,719
305 AvalonBay Communities, Inc. 62,068
20,485 Brixmor Property Group, Inc. 533,429
71,046 Broadstone Net Lease, Inc. 1,140,288
6,985 CareTrust REIT, Inc. 213,741
2,470 CBL & Associates Properties, Inc. 62,713
13,484 CBRE Group, Inc.
a
1,889,378
18,864 Chatham Lodging Trust 131,482
5,849 Colliers International Group, Inc. 763,528
30,205 Compass, Inc.
a
189,687
19,196 CoStar Group, Inc.
a
1,543,358
9,607 Cousins Properties, Inc. 288,498
1,770 Crown Castle, Inc. 181,832

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  23.0% Value
Real Estate  0.5% - continued
21,049 Curbline Properties Corporation $ 480,549
8,719 Cushman and Wakefield plc
a
96,519
37,485 Douglas Elliman, Inc.
a
86,965
26,717 Easterly Government Properties,
Inc. 593,117
13,782 EPR Properties 802,939
191,351 Essential Properties Realty Trust,
Inc. 6,106,010
1,267 Essex Property Trust, Inc. 359,068
1,279 Extra Space Storage, Inc. 188,576
2,271 Federal Realty Investment Trust 215,722
18,674 First Industrial Realty Trust, Inc. 898,780
6,125 Getty Realty Corporation 169,295
3,582 Global Net Lease, Inc. 27,044
7,802 Healthcare Realty Trust, Inc. 123,740
33,504 Host Hotels & Resorts, Inc. 514,621
1,294 Howard Hughes Holdings, Inc.
a
87,345
30,970 Independence Realty Trust, Inc. 547,859
62,712 Industrial Logistics Properties Trust 285,340
23,599 Innovative Industrial Properties,
Inc. 1,303,137
28,856 InvenTrust Properties Corporation 790,654
710 Iron Mountain, Inc. 72,825
457 Jones Lang LaSalle, Inc.
a
116,891
5,340 Kimco Realty Corporation 112,247
407 Lamar Advertising Company 49,394
75,932 Millrose Properties, Inc. 2,164,821
23,450 National Storage Affiliates Trust 750,166
27,838 NetSTREIT Corporation 471,297
102,429 Outfront Media, Inc. 1,671,641
131,150 Park Hotels & Resorts, Inc. 1,341,665
10,337 Peakstone Realty Trust 136,552
50,802 Pebblebrook Hotel Trust 507,512
2,975 RE/MAX Holdings, Inc.
a
24,336
5,457 Rexford Industrial Realty, Inc. 194,106
40,556 RLJ Lodging Trust 295,248
3,634 RMR Group, Inc. 59,416
1,259 Ryman Hospitality Properties 124,226
164,500 Sabra Health Care REIT, Inc. 3,033,380
5,360 Safehold, Inc. 83,402
1,872 SBA Communications Corporation 439,620
10,996 Sila Realty Trust, Inc. 260,275
1,606 Simon Property Group, Inc. 258,181
34,220 STAG Industrial, Inc. 1,241,502
78,954 Summit Hotel Properties, Inc. 401,876
109,080 Tanger, Inc. 3,335,666
12,286 Terreno Realty Corporation 688,876
501,263 Uniti Group, Inc.
a
2,165,456
910 Universal Health Realty Income
Trust 36,373
12,967 Zillow Group, Inc., Class A
a
888,110
19,605 Zillow Group, Inc., Class C
a
1,373,330
Total 43,484,696
Utilities  0.3%
269,497 AES Corporation 2,835,108
4,040 Alliant Energy Corporation 244,299
7,573 American States Water Company 580,546
12,642 American Water Works Company,
Inc. 1,758,629
1,685 Artesian Resources Corporation 56,549
403 Avista Corporation 15,294
14,166 Black Hills Corporation 794,713
25,625 Brookfield Infrastructure
Corporation 1,066,000
Shares Common Stock  23.0% Value
Utilities  0.3% - continued
587 Brookfield Renewable Corporation $ 19,242
4,435 California Water Service Group 201,704
7,693 CenterPoint Energy, Inc. 282,641
23,519 Clearway Energy, Inc., Class A 711,685
41,934 Clearway Energy, Inc., Class C 1,341,888
697 Constellation Energy Corporation 224,964
2,097 Duke Energy Corporation 247,446
54,054 Edison International 2,789,186
3,377 Entergy Corporation 280,696
12,982 Essential Utilities, Inc. 482,151
6,642 Eversource Energy 422,564
2,996 Exelon Corporation 130,086
42,716 Hawaiian Electric Industries, Inc.
a
454,071
3,056 Middlesex Water Company 165,574
6,783 NiSource, Inc. 273,626
853 Northwestern Energy Group, Inc. 43,759
1,458 Otter Tail Corporation 112,397
149,092 PG&E Corporation 2,078,342
277 Pinnacle West Capital Corporation 24,783
47,033 Portland General Electric
Company 1,910,951
1,971 Public Service Enterprise Group,
Inc. 165,919
1,148 Spire, Inc. 83,793
207,419 UGI Corporation 7,554,200
7,404 Vistra Energy Corporation 1,434,969
53,850 XPLR Infrastructure, LP 441,570
Total 29,229,345
Total Common Stock
(cost $1,218,679,300) 2,021,244,984
Principal
Amount Long-Term Fixed Income 19.2% Value
Asset-Backed Securities  0.4%
Access Group, Inc.
$ 63,295
4.920%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
63,011
ALLO Issuer, LLC
2,600,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
2,633,653
Balboa Bay Loan Funding, Ltd.
2,000,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
1,999,990
1,750,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
1,750,453
CarVal CLO I, Ltd.
1,700,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
1,701,401
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,555,583
Commonbond Student Loan Trust
88,285
4.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
87,208
Foundation Finance Trust
665,295
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
627,946

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Asset-Backed Securities  0.4% - continued
Goodgreen
$ 1,631,219
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
$ 1,499,516
Hertz Vehicle Financing III, LLC
1,350,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
1,365,711
Hotwire Funding, LLC
2,200,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
2,233,027
HTAP Issuer Trust
1,656,538
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
1,642,235
Laurel Road Prime Student Loan
Trust
783,277
5.960%,  11/25/2043, Ser.
2018-D, Class A
c,d
745,533
LCM 41, Ltd.
1,000,000
6.312%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
1,000,000
MFA Trust
1,521,804
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
1,525,888
National Collegiate Trust
461,035
4.576%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
450,818
Oak Street Investment
2,041,531
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
1,992,277
Palmer Square Loan Funding, Ltd.
1,300,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
1,288,638
PRET, LLC
3,050,954
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
3,039,464
1,326,554
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
1,333,317
Renaissance Home Equity Loan
Trust
3,418,209
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
1,094,361
Saxon Asset Securities Trust
1,204,048
2.117%,  8/25/2035, Ser.
2004-2, Class MF2
d
1,074,247
Sunnova Hestia II Issuer, LLC
1,619,961
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
1,618,226
Unlock HEA Trust
1,522,297
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,527,694
1,906,659
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
1,896,480
Vericrest Opportunity Loan
Transferee
102,487
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
102,430
1,186,607
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
1,185,429
1,032,157
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
1,017,943
Principal
Amount Long-Term Fixed Income  19.2% Value
Asset-Backed Securities  0.4% - continued
Wind River CLO, Ltd.
$ 932,076
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
$ 932,297
Total 38,984,776
Basic Materials  0.2%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
278,000 8.625%,  6/15/2029
c
295,480
Alumina, Pty. Ltd.
300,000 6.125%,  3/15/2030
c
304,518
ATI, Inc.
340,000 7.250%,  8/15/2030 356,287
Avient Corporation
283,000 6.250%,  11/1/2031
c
285,645
Axalta Coating Systems Dutch
Holding B BV
230,000 7.250%,  2/15/2031
c
242,486
Cascades, Inc./Cascades USA,
Inc.
308,000 6.750%,  7/15/2030
c
309,512
Celanese US Holdings, LLC
232,000 6.850%,  11/15/2028 243,780
131,000 6.500%,  4/15/2030
b
134,095
159,000 6.629%,  7/15/2032 166,691
218,000 6.750%,  4/15/2033
b
220,264
Cerdia Finanz GmbH
323,000 9.375%,  10/3/2031
c
334,780
Chemours Company
452,000 5.750%,  11/15/2028
c
423,662
Cleveland-Cliffs, Inc.
179,000 5.875%,  6/1/2027
b
178,856
290,000 4.625%,  3/1/2029
c
266,326
219,000 6.875%,  11/1/2029
c
215,614
350,000 4.875%,  3/1/2031
b,c
299,386
129,000 7.375%,  5/1/2033
c
121,125
162,000 6.250%,  10/1/2040 122,618
Consolidated Energy Finance SA
640,000 5.625%,  10/15/2028
c
548,652
CVR Partners, LP/CVR Nitrogen
Finance Corporation
329,000 6.125%,  6/15/2028
c
328,585
Eastman Chemical Company
590,000 5.000%,  8/1/2029 598,229
First Quantum Minerals, Ltd.
176,000 9.375%,  3/1/2029
c
186,797
FMG Resources August 2006, Pty.
Ltd.
101,000 4.500%,  9/15/2027
c
99,786
162,000 5.875%,  4/15/2030
c
164,027
168,000 6.125%,  4/15/2032
c
170,886
Glencore Funding, LLC
944,000 4.000%,  3/27/2027
c
936,276
892,000 4.907%,  4/1/2028
c
901,082
Hecla Mining Company
220,000 7.250%,  2/15/2028 221,723
Hudbay Minerals, Inc.
273,000 4.500%,  4/1/2026
c
271,303

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Basic Materials  0.2% - continued
INEOS Finance plc
$ 488,000 7.500%,  4/15/2029
b,c
$ 489,011
International Flavors & Fragrances,
Inc.
304,000 1.230%,  10/1/2025
c
301,052
Magnera Corporation
419,000 7.250%,  11/15/2031
c
395,075
Mercer International, Inc.
192,000 5.125%,  2/1/2029 156,615
Methanex Corporation
241,000 5.125%,  10/15/2027 240,179
160,000 5.250%,  12/15/2029 158,061
Methanex US Operations, Inc.
173,000 6.250%,  3/15/2032
c
172,497
Mineral Resources, Ltd.
264,000 9.250%,  10/1/2028
c
270,180
114,000 8.500%,  5/1/2030
b,c
113,436
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
227,000 5.350%,  3/15/2034 232,864
Novelis Corporation
171,000 4.750%,  1/30/2030
c
163,850
200,000 3.875%,  8/15/2031
c
179,713
Olin Corporation
183,000 6.625%,  4/1/2033
c
180,112
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054 618,716
SNF Group SACA
508,000 3.375%,  3/15/2030
c
468,754
Steel Dynamics, Inc.
293,000 5.250%,  5/15/2035 293,311
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
c
506,289
Taseko Mines, Ltd.
332,000 8.250%,  5/1/2030
c
347,564
Tronox, Inc.
166,000 4.625%,  3/15/2029
b,c
143,243
WR Grace Holdings, LLC
126,000 4.875%,  6/15/2027
c
125,272
Total 14,504,265
Capital Goods  0.4%
Advanced Drainage Systems, Inc.
333,000 6.375%,  6/15/2030
c
340,578
AECOM
155,000 5.125%,  3/15/2027 155,470
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
175,000 7.000%,  5/21/2030
c
178,592
Amrize Finance US, LLC
384,000 5.400%,  4/7/2035
c
389,630
Amsted Industries, Inc.
373,000 6.375%,  3/15/2033
c
379,142
Axon Enterprise, Inc.
161,000 6.125%,  3/15/2030
c
165,566
161,000 6.250%,  3/15/2033
c
165,776
BAE Systems plc
250,000 5.500%,  3/26/2054
c
246,720
300,000 5.250%,  3/26/2031
c
310,040
Principal
Amount Long-Term Fixed Income  19.2% Value
Capital Goods  0.4% - continued
Ball Corporation
$ 201,000 3.125%,  9/15/2031 $ 180,329
Boeing Company
712,000 5.040%,  5/1/2027 717,304
377,000 6.259%,  5/1/2027 387,863
444,000 6.388%,  5/1/2031 477,164
733,000 5.705%,  5/1/2040 724,159
Bombardier, Inc.
259,000 6.000%,  2/15/2028
c
260,559
159,000 7.250%,  7/1/2031
c
166,902
465,000 7.000%,  6/1/2032
c
484,244
89,000 6.750%,  6/15/2033
c
92,222
180,000 7.450%,  5/1/2034
c
195,691
Brundage-Bone Concrete
Pumping Holdings, Inc.
372,000 7.500%,  2/1/2032
c
368,723
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
323,935
162,000 6.375%,  3/1/2034
c
165,090
175,000 6.750%,  5/15/2035
c
180,183
Camelot Return Merger Sub, Inc.
244,000 8.750%,  8/1/2028
c
225,019
Canpack SA/Canpack US, LLC
527,000 3.875%,  11/15/2029
c
493,605
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
c
530,792
Clean Harbors, Inc.
159,000 6.375%,  2/1/2031
c
162,899
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
68,985
313,000 6.875%,  1/15/2030
c
319,973
79,000 8.750%,  4/15/2030
c
80,803
174,000 6.750%,  4/15/2032
c
178,571
Cornerstone Building Brands, Inc.
85,000 9.500%,  8/15/2029
c
78,142
Crown Cork & Seal Company, Inc.
236,000 7.375%,  12/15/2026 245,157
Eaton Capital, ULC
325,000 4.450%,  5/9/2030 326,523
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
521,308
ESAB Corporation
132,000 6.250%,  4/15/2029
c
135,150
General Dynamics Corporation
100,000 4.950%,  8/15/2035 100,383
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
c
402,519
Herc Holdings, Inc.
105,000 5.500%,  7/15/2027
c
105,009
265,000 6.625%,  6/15/2029
c
271,890
222,000 7.000%,  6/15/2030
c
231,847
160,000 7.250%,  6/15/2033
c
167,648
Ingersoll Rand, Inc.
658,000 5.176%,  6/15/2029 675,477
151,000 5.700%,  8/14/2033 158,127
Lockheed Martin Corporation
374,000 6.150%,  9/1/2036 412,726
Martin Marietta Materials, Inc.
326,000 5.150%,  12/1/2034 327,514

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Capital Goods  0.4% - continued
Mueller Water Products, Inc.
$ 286,000 4.000%,  6/15/2029
c
$ 274,571
Nesco Holdings II, Inc.
446,000 5.500%,  4/15/2029
c
434,533
New Enterprise Stone and Lime
Company, Inc.
552,000 5.250%,  7/15/2028
c
553,463
Nordson Corporation
615,000 5.600%,  9/15/2028 634,078
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 966,273
OI European Group BV
352,000 4.750%,  2/15/2030
c
338,604
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
272,124
133,000 7.375%,  6/1/2032
b,c
135,505
Quikrete Holdings, Inc.
652,000 6.375%,  3/1/2032
c
670,465
165,000 6.750%,  3/1/2033
c
170,251
QXO Building Products, Inc.
263,000 6.750%,  4/30/2032
c
270,943
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026 774,452
Resideo Funding, Inc.
340,000 6.500%,  7/15/2032
c
348,327
Reworld Holding Corporation
276,000 4.875%,  12/1/2029
c
262,571
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
c
373,783
RTX Corporation
201,000 6.400%,  3/15/2054 220,323
900,000 4.450%,  11/16/2038 829,325
859,000 4.500%,  6/1/2042 760,322
Sealed Air Corporation/Sealed Air
Corporation (US)
260,000 6.125%,  2/1/2028
c
263,812
Siemens Funding BV
261,000 5.800%,  5/28/2055
c
268,756
644,000 4.900%,  5/28/2032
c
653,283
Smyrna Ready Mix Concrete, LLC
556,000 8.875%,  11/15/2031
c
582,942
Sonoco Products Company
602,000 4.600%,  9/1/2029 600,611
Spirit AeroSystems, Inc.
1,323,000 4.600%,  6/15/2028 1,300,496
102,000 9.750%,  11/15/2030
c
112,491
SRM Escrow Issuer, LLC
130,000 6.000%,  11/1/2028
c
129,683
Standard Building Solutions, Inc.
185,000 6.500%,  8/15/2032
c
189,557
Standard Industries, Inc./NY
162,000 4.750%,  1/15/2028
c
160,200
162,000 3.375%,  1/15/2031
c
145,281
Textron, Inc.
1,010,000 3.375%,  3/1/2028 983,987
TopBuild Corporation
114,000 4.125%,  2/15/2032
c
105,711
Trane Technologies Financing, Ltd.
401,000 5.100%,  6/13/2034 406,920
Principal
Amount Long-Term Fixed Income  19.2% Value
Capital Goods  0.4% - continued
TransDigm, Inc.
$ 395,000 6.750%,  8/15/2028
c
$ 403,350
569,000 7.125%,  12/1/2031
c
596,152
463,000 6.625%,  3/1/2032
c
479,387
424,000 6.000%,  1/15/2033
c
426,304
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 522,906
430,000 4.000%,  7/15/2030 410,339
Waste Pro USA, Inc.
376,000 7.000%,  2/1/2033
c
390,332
WESCO Distribution, Inc.
166,000 6.375%,  3/15/2029
c
170,786
116,000 6.625%,  3/15/2032
c
120,544
215,000 6.375%,  3/15/2033
c
222,220
Total 31,211,912
Collateralized Mortgage Obligations  1.0%
A&D Mortgage Trust
1,451,281
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
1,467,465
Alternative Loan Trust
498,677
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 253,857
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,e
2,776,572
BINOM Securitization Trust
977,719
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
888,385
CHNGE Mortgage Trust
1,080,713
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
1,089,733
1,830,149
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
1,836,542
Citicorp Mortgage Securities, Inc.
1,289,098
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,176,908
COLT Mortgage Loan Trust
1,860,265
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
1,676,756
Countrywide Alternative Loan Trust
665,202
4.138%,  10/25/2035, Ser.
2005-43, Class 4A1
d
569,585
1,636,989
7.000%,  10/25/2037, Ser.
2007-24, Class A10 543,936
Cross Mortgage Trust
1,650,000
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
1,649,800
CSMC Trust
997,076
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
997,615
1,142,453
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
1,001,440
Federal Home Loan Mortgage
Corporation - REMIC
2,832,911
4.000%,  1/25/2051, Ser.
5249, Class LA 2,793,671
2,000,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,933,523
4,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 4,256,898

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Collateralized Mortgage Obligations  1.0% -
continued
$ 683,684
3.000%,  2/15/2033, Ser.
4170, Class IG
g
$ 44,806
1,393,426
3.000%,  3/15/2033, Ser.
4180, Class PI
g
113,941
2,613,688
4.500%,  10/15/2033, Ser.
2695, Class BH 2,625,988
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,428,008
Federal Home Loan Mortgage
Corporation - SLST
1,975,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
1,642,858
Federal National Mortgage
Association - REMIC
2,750,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 2,611,057
2,879,607
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,871,743
2,842,767
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,285,628
855,105
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
17,784
Flagstar Mortgage Trust
1,229,516
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
1,106,598
GCAT Trust
1,635,810
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
1,480,919
2,798,635
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
2,819,844
GS Mortgage-Backed Securities
Trust
2,545,974
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
2,161,591
3,325,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
3,234,749
J.P. Morgan Mortgage Trust
2,555,737
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
2,092,175
1,640,823
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
1,417,685
LHOME Mortgage Trust
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
1,665,188
Mello Mortgage Capital
Acceptance
2,539,567
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
2,068,494
Merrill Lynch Alternative Note
Asset Trust
339,178
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 111,910
Morgan Stanley Residential
Mortgage Loan Trust
1,100,000
7.410%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
1,114,421
New Residential Mortgage Loan
Trust
5,524,373
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
4,513,587
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
1,406,194
Principal
Amount Long-Term Fixed Income  19.2% Value
Collateralized Mortgage Obligations  1.0% -
continued
Palisades Mortgage Loan Trust
$ 771,458
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
$ 768,045
PMT Loan Trust
3,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
3,068,307
3,225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
3,143,596
PRET Trust
1,509,322
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
1,459,394
PRPM, LLC
1,600,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
1,493,883
RCO IX Mortgage, LLC
2,021,968
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
2,030,668
Residential Accredit Loans, Inc.
Trust
570,348
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 505,430
Roc Mortgage Trust
136,632
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
136,164
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
2,516,305
2,000,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
2,009,720
Sequoia Mortgage Trust
508,496
3.579%,  9/20/2046, Ser.
2007-1, Class 4A1
d
334,864
Toorak Mortgage Trust
1,500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
1,500,177
TRK Trust
1,544,278
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
1,367,784
TVC Mortgage Trust
1,700,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
1,698,229
Vericrest Opportunity Loan
Transferee
87,405
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
87,379
Verus Securitization Trust
882,601
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
790,637
Vontive Mortgage Trust
1,200,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,212,004
Total 88,870,440
Commercial Mortgage-Backed Securities  0.4%
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,304,533
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,324,051

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Commercial Mortgage-Backed Securities  0.4%
- continued
$ 1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
$ 1,698,173
BANK 2022-BNK39
39,619,221
0.525%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
924,178
BANK 2025-BNK49
12,589,216
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
609,141
2,150,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
2,258,540
BBCMS Mortgage Trust
17,889,476
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
1,178,217
18,298,024
1.928%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
1,236,152
Benchmark Mortgage Trust
1,675,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
1,752,249
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
3,250,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
3,233,199
2,475,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
d,f
2,551,522
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,934,452
Home Partners of America Trust
3,167,722
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
3,049,465
2,535,570
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,217,986
HTAP Issuer Trust
2,978,978
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
2,939,742
Morgan Stanley Capital I Trust
17,559,541
1.906%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
1,246,209
Total 33,457,809
Communications Services  0.5%
AMC Networks, Inc.
398,000 10.250%,  1/15/2029
c
412,613
American Tower Corporation
340,000 3.375%,  10/15/2026 335,654
619,000 5.800%,  11/15/2028 645,787
793,000 2.900%,  1/15/2030 738,935
440,000 5.000%,  1/31/2030 448,527
821,000 4.900%,  3/15/2030 832,639
412,000 5.650%,  3/15/2033 429,392
AppLovin Corporation
624,000 5.500%,  12/1/2034 633,544
AT&T, Inc.
630,000 5.700%,  3/1/2057 606,894
923,000 3.650%,  6/1/2051 655,739
1,282,000 3.500%,  9/15/2053 867,731
621,000 5.400%,  2/15/2034 638,713
1,265,000 4.900%,  8/15/2037 1,212,410
Principal
Amount Long-Term Fixed Income  19.2% Value
Communications Services  0.5% - continued
Cable One, Inc.
$ 107,000 4.000%,  11/15/2030
c
$ 84,301
CCO Holdings, LLC/CCO Holdings
Capital Corporation
748,000 5.125%,  5/1/2027
c
745,594
74,000 5.000%,  2/1/2028
c
73,318
329,000 6.375%,  9/1/2029
c
335,592
750,000 4.750%,  3/1/2030
c
726,602
271,000 4.250%,  2/1/2031
c
253,161
519,000 4.750%,  2/1/2032
b,c
492,285
168,000 4.500%,  6/1/2033
c
153,557
589,000 4.250%,  1/15/2034
b,c
524,320
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
688,000 6.100%,  6/1/2029 720,298
1,400,000 3.500%,  6/1/2041 1,015,691
Clear Channel Outdoor Holdings,
Inc.
330,000 5.125%,  8/15/2027
c
326,246
243,000 7.875%,  4/1/2030
c
250,835
Comcast Corporation
923,000 5.350%,  5/15/2053 855,261
640,000 4.400%,  8/15/2035 606,118
1,090,000 4.750%,  3/1/2044 961,526
Crown Castle, Inc.
642,000 4.900%,  9/1/2029 647,777
Deluxe Corporation
387,000 8.125%,  9/15/2029
c
399,410
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,812,198
DIRECTV Financing, LLC
87,000 8.875%,  2/1/2030
c
85,311
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,115,000 5.875%,  8/15/2027
c
1,111,361
288,000 10.000%,  2/15/2031
c
279,597
FiberCop SPA
563,000 6.000%,  9/30/2034
c
526,878
Frontier Communications
Holdings, LLC
404,000 5.875%,  10/15/2027
c
404,153
Gray Media, Inc.
173,000 10.500%,  7/15/2029
c
185,850
Iliad Holding SASU
433,000 8.500%,  4/15/2031
c
463,148
246,000 7.000%,  4/15/2032
c
252,047
LCPR Senior Secured Financing
DAC
330,000 6.750%,  10/15/2027
c
222,285
Level 3 Financing, Inc.
87,000 3.625%,  1/15/2029
b,c
74,385
179,000 4.875%,  6/15/2029
c
167,141
143,865 11.000%,  11/15/2029
c
165,026
82,000 10.750%,  12/15/2030
c
92,967
200,000 4.000%,  4/15/2031
c
171,000
396,000 6.875%,  6/30/2033
c
402,939
Lumen Technologies, Inc.
95,601 4.125%,  4/15/2030
c
93,211

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Communications Services  0.5% - continued
McGraw-Hill Education, Inc.
$ 488,000 5.750%,  8/1/2028
c
$ 490,940
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 461,994
905,000 5.400%,  8/15/2054 882,593
Netflix, Inc.
552,000 5.375%,  11/15/2029
c
576,664
500,000 4.875%,  6/15/2030
c
511,586
Nexstar Media, Inc.
199,000 5.625%,  7/15/2027
c
198,534
258,000 4.750%,  11/1/2028
b,c
251,306
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
294,000 4.625%,  3/15/2030
b,c
280,803
Paramount Global
140,000 6.375%,  3/30/2062
d
137,555
Playtika Holding Corporation
240,000 4.250%,  3/15/2029
c
217,802
Rogers Communications, Inc.
131,000 7.000%,  4/15/2055
d
133,929
267,000 7.125%,  4/15/2055
d
270,632
760,000 5.000%,  2/15/2029 770,766
Sinclair Television Group, Inc.
192,000 8.125%,  2/15/2033
c
193,962
Sirius XM Radio, LLC
331,000 5.000%,  8/1/2027
c
328,165
365,000 4.000%,  7/15/2028
c
350,555
279,000 3.875%,  9/1/2031
c
248,007
SoftBank Corporation
637,000 5.332%,  7/9/2035
*,h
637,000
Sprint Capital Corporation
1,127,000 8.750%,  3/15/2032 1,367,153
Take-Two Interactive Software, Inc.
422,000 5.600%,  6/12/2034 437,930
TEGNA, Inc.
530,000 4.625%,  3/15/2028 515,075
Telecom Italia Capital SA
170,000 6.000%,  9/30/2034 170,295
Telenet Finance Luxembourg
Notes SARL
600,000 5.500%,  3/1/2028
c
593,691
T-Mobile USA, Inc.
1,223,000 3.600%,  11/15/2060 815,488
916,000 4.850%,  1/15/2029 928,747
1,100,000 4.375%,  4/15/2040 974,697
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
59,000 10.500%,  2/15/2028
c
62,543
504,000 4.750%,  4/15/2028
c
493,963
201,000 6.500%,  2/15/2029
c
194,272
Univision Communications, Inc.
66,000 8.000%,  8/15/2028
c
66,975
554,000 4.500%,  5/1/2029
c
503,698
244,000 7.375%,  6/30/2030
c
239,787
243,000 8.500%,  7/31/2031
c
243,269
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 544,040
2,689,000 2.650%,  11/20/2040 1,897,011
1,400,000 3.400%,  3/22/2041 1,079,867
Principal
Amount Long-Term Fixed Income  19.2% Value
Communications Services  0.5% - continued
Viasat, Inc.
$ 173,000 5.625%,  4/15/2027
c
$ 172,322
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
c
188,253
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
410,154
Virgin Media Vendor Financing
Notes IV DAC
415,000 5.000%,  7/15/2028
c
406,279
VMED O2 UK Financing I plc
171,000 7.750%,  4/15/2032
c
177,694
Vodafone Group plc
182,000 4.125%,  6/4/2081
d
166,333
244,000 5.125%,  6/4/2081
d
184,602
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
410,999
Warnermedia Holdings, Inc.
746,000 4.054%,  3/15/2029 693,019
308,000 4.279%,  3/15/2032 259,105
459,000 5.050%,  3/15/2042 309,251
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
226,000 8.250%,  10/1/2031
c
236,687
Zegona Finance plc
230,000 8.625%,  7/15/2029
c
245,525
Ziggo BV
177,000 4.875%,  1/15/2030
c
165,322
Total 46,236,806
Consumer Cyclical  0.6%
1011778 B.C., ULC/New Red
Finance, Inc.
117,000 3.875%,  1/15/2028
c
113,965
259,000 4.375%,  1/15/2028
c
253,988
175,000 6.125%,  6/15/2029
c
179,475
301,000 5.625%,  9/15/2029
c
305,251
Adient Global Holdings, Ltd.
112,000 8.250%,  4/15/2031
b,c
117,684
173,000 7.500%,  2/15/2033
b,c
176,910
ADT Security Corporation
266,000 4.125%,  8/1/2029
c
256,967
266,000 4.875%,  7/15/2032
c
255,169
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
393,122
355,000 4.625%,  6/1/2028
c
344,257
Allison Transmission, Inc.
131,000 3.750%,  1/30/2031
c
120,069
Amazon.com, Inc.
364,000 3.875%,  8/22/2037 329,256
American Axle & Manufacturing,
Inc.
462,000 5.000%,  10/1/2029
b
422,789
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
268,314
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
305,600
91,000 4.625%,  4/1/2030
c
86,536

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Cyclical  0.6% - continued
Aston Martin Capital Holdings, Ltd.
$ 294,000 10.000%,  3/31/2029
c
$ 278,385
Bath & Body Works, Inc.
137,000 6.950%,  3/1/2033 140,839
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
220,000 9.500%,  7/1/2032
c,h
225,054
Beach Acquisition Bidco, LLC
334,000 10.000%,  7/15/2033
c,h
346,196
Belron UK Finance plc
342,000 5.750%,  10/15/2029
c
344,853
Boyd Gaming Corporation
279,000 4.750%,  6/15/2031
c
267,407
Boyne USA, Inc.
265,000 4.750%,  5/15/2029
c
257,141
Brinker International, Inc.
292,000 8.250%,  7/15/2030
c
311,210
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
448,000 4.875%,  2/15/2030
c
399,881
Caesars Entertainment, Inc.
734,000 4.625%,  10/15/2029
b,c
700,629
199,000 6.500%,  2/15/2032
c
204,197
184,000 6.000%,  10/15/2032
b,c
180,451
Carnival Corporation
325,000 5.750%,  3/1/2027
c
327,683
106,000 6.000%,  5/1/2029
c
107,107
246,000 6.125%,  2/15/2033
b,c
251,695
Carvana Company
134,928
9.000%,PIK 0.000%,
12/1/2028
c,i
138,391
200,000 11.000%,  6/1/2030
c
210,270
318,000 9.000%,  6/1/2031
c
376,700
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
c
320,810
202,000 6.750%,  5/1/2031
c
207,620
Clarios Global, LP/Clarios US
Finance Company, Inc.
120,000 6.750%,  5/15/2028
c
123,174
Cushman & Wakefield US
Borrower, LLC
80,000 6.750%,  5/15/2028
c
80,683
Dana, Inc.
240,000 4.500%,  2/15/2032
b
234,602
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
88,310
Expedia Group, Inc.
766,000 5.400%,  2/15/2035 771,280
Ford Motor Credit Company, LLC
618,000 5.850%,  5/17/2027 622,703
929,000 2.900%,  2/10/2029 844,715
780,000 7.122%,  11/7/2033 809,512
Forestar Group, Inc.
309,000 6.500%,  3/15/2033
c
311,344
FORVIA SE
411,000 8.000%,  6/15/2030
b,c
421,105
Gap, Inc.
116,000 3.625%,  10/1/2029
c
107,737
292,000 3.875%,  10/1/2031
c
260,998
Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Cyclical  0.6% - continued
Garrett Motion Holdings, Inc./
Garrett LX I SARL
$ 318,000 7.750%,  5/31/2032
c
$ 331,079
General Motors Company
506,000 6.125%,  10/1/2025 506,901
438,000 5.350%,  4/15/2028 444,658
General Motors Financial
Company, Inc.
298,000 5.400%,  5/8/2027 302,327
1,067,000 5.800%,  1/7/2029 1,098,963
840,000 4.900%,  10/6/2029 838,557
890,000 5.450%,  7/15/2030 902,498
216,000 5.625%,  4/4/2032 218,550
Genting New York, LLC/GENNY
Capital, Inc.
276,000 7.250%,  10/1/2029
c
286,353
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
88,000 11.500%,  8/15/2029
c
86,104
304,000 8.750%,  1/15/2032
c
259,160
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,181,474
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
161,000 3.500%,  3/1/2029
c
152,136
Goodyear Tire & Rubber Company
161,000 4.875%,  3/15/2027 160,199
170,000 5.000%,  7/15/2029
b
166,159
264,000 5.250%,  4/30/2031
b
253,540
Group 1 Automotive, Inc.
242,000 6.375%,  1/15/2030
c
248,501
Hanesbrands, Inc.
254,000 9.000%,  2/15/2031
b,c
268,916
Harley-Davidson Financial
Services, Inc.
612,000 5.950%,  6/11/2029
c
622,545
Hilton Domestic Operating
Company, Inc.
487,000 4.875%,  1/15/2030 484,810
80,000 4.000%,  5/1/2031
c
75,218
470,000 3.625%,  2/15/2032
c
425,753
Home Depot, Inc.
699,000 4.250%,  4/1/2046 585,760
970,000 3.900%,  6/15/2047 764,182
Hyundai Capital America
1,150,000 1.800%,  1/10/2028
c
1,071,768
579,000 5.300%,  6/24/2029
c
589,570
International Game Technology plc
600,000 5.250%,  1/15/2029
c
594,621
Jacobs Entertainment, Inc.
371,000 6.750%,  2/15/2029
c
357,088
K Hovnanian Enterprises, Inc.
230,000 11.750%,  9/30/2029
c
249,334
KB Home
450,000 4.800%,  11/15/2029 438,240
96,000 4.000%,  6/15/2031 89,118
L Brands, Inc.
588,000 6.625%,  10/1/2030
c
606,022
270,000 6.875%,  11/1/2035 280,026
Las Vegas Sands Corporation
436,000 5.900%,  6/1/2027 445,446
760,000 5.625%,  6/15/2028 775,227

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Cyclical  0.6% - continued
Lennar Corporation
$ 550,000 5.200%,  7/30/2030 $ 560,343
Life Time, Inc.
242,000 6.000%,  11/15/2031
c
245,860
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
164,841
Live Nation Entertainment, Inc.
179,000 4.750%,  10/15/2027
c
177,054
Lowe's Companies, Inc.
616,000 5.625%,  4/15/2053 592,430
1,290,000 2.625%,  4/1/2031 1,163,654
Macy's Retail Holdings, LLC
179,000 5.875%,  4/1/2029
b,c
177,164
161,000 6.125%,  3/15/2032
b,c
153,493
188,000 4.500%,  12/15/2034 150,070
Marriott International, Inc./MD
286,000 5.100%,  4/15/2032 289,222
Match Group Holdings II, LLC
361,000 4.125%,  8/1/2030
c
337,602
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
c
374,191
McDonald's Corporation
784,000 4.450%,  3/1/2047 662,616
Melco Resorts Finance, Ltd.
446,000 5.375%,  12/4/2029
c
416,748
415,000 7.625%,  4/17/2032
c
419,157
Meritage Homes Corporation
593,000 5.650%,  3/15/2035 594,684
MGM Resorts International
168,000 4.625%,  9/1/2026 167,783
175,000 6.125%,  9/15/2029 178,001
Michaels Companies, Inc.
121,000 5.250%,  5/1/2028
c
96,740
NCL Corporation, Ltd.
31,000 5.875%,  3/15/2026
b,c
31,039
442,000 5.875%,  2/15/2027
c
443,873
518,000 6.750%,  2/1/2032
c
529,204
New Home Company, Inc.
176,000 8.500%,  11/1/2030
c
179,250
Nissan Motor Company, Ltd.
425,000 4.810%,  9/17/2030
c
389,904
Parkland Corporation
174,000 6.625%,  8/15/2032
c
177,842
PENN Entertainment, Inc.
272,000 4.125%,  7/1/2029
b,c
252,037
Phinia, Inc.
249,000 6.625%,  10/15/2032
c
252,880
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
261,693
280,000 9.750%,  4/15/2029
c
306,706
405,000 8.125%,  12/15/2029
c,d,j
396,221
Raven Acquisition Holdings, LLC
341,000 6.875%,  11/15/2031
c
341,014
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
200,000 4.625%,  4/16/2029
c
177,167
S&S Holdings, LLC
547,000 8.375%,  10/1/2031
c
534,579
Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Cyclical  0.6% - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 57,000 6.625%,  3/1/2030
c
$ 54,929
SeaWorld Parks and
Entertainment, Inc.
389,000 5.250%,  8/15/2029
c
380,204
Service Corporation International/
US
161,000 3.375%,  8/15/2030 147,979
117,000 4.000%,  5/15/2031 109,474
262,000 5.750%,  10/15/2032 264,672
Six Flags Entertainment
Corporation
99,000 7.000%,  7/1/2025
b,c
99,000
81,000 7.250%,  5/15/2031
b,c
83,243
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
80,000 5.375%,  4/15/2027 79,914
399,000 5.250%,  7/15/2029 390,738
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
80,000 6.625%,  5/1/2032
c
82,515
Sonic Automotive, Inc.
318,000 4.875%,  11/15/2031
c
302,251
Staples, Inc.
189,000 10.750%,  9/1/2029
c
178,874
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c
356,896
Stellantis Finance US, Inc.
654,000 5.750%,  3/18/2030
c
659,851
200,000 6.450%,  3/18/2035
c
200,976
Tenneco, Inc.
354,000 8.000%,  11/17/2028
c
350,070
Toyota Motor Credit Corporation
640,000 4.800%,  5/15/2030 650,208
291,000 4.800%,  1/5/2034 290,885
Uber Technologies, Inc.
553,000 5.350%,  9/15/2054 515,816
663,000 4.800%,  9/15/2034 651,223
Vail Resorts, Inc.
123,000 5.625%,  7/15/2030
c
123,000
VICI Properties, LP/VICI Note
Company, Inc.
276,000 5.750%,  2/1/2027
c
279,818
452,000 4.125%,  8/15/2030
c
433,838
Victoria's Secret & Company
496,000 4.625%,  7/15/2029
b,c
462,853
Victra Holdings, LLC/Victra
Finance Corporation
225,000 8.750%,  9/15/2029
b,c
235,729
Viking Cruises, Ltd.
666,000 5.875%,  9/15/2027
c
666,372
Walgreens Boots Alliance, Inc.
114,000 4.100%,  4/15/2050 99,084
403,000 3.200%,  4/15/2030 384,892
Wayfair, LLC
115,000 7.250%,  10/31/2029
c
115,052
199,000 7.750%,  9/15/2030
c
200,235

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Cyclical  0.6% - continued
Wyndham Hotels & Resorts, Inc.
$ 249,000 4.375%,  8/15/2028
c
$ 243,588
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
151,000 5.125%,  10/1/2029
c
149,910
388,000 7.125%,  2/15/2031
c
413,787
Yum! Brands, Inc.
497,000 4.750%,  1/15/2030
c
492,316
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
273,769
172,000 6.750%,  4/23/2030
c
165,174
Total 52,147,034
Consumer Non-Cyclical  0.7%
1261229 B.C., Ltd.
377,000 10.000%,  4/15/2032
c
380,306
Abbott Laboratories
635,000 4.750%,  11/30/2036 632,003
175,000 6.000%,  4/1/2039 192,477
AbbVie, Inc.
300,000 5.400%,  3/15/2054 291,707
1,322,000 4.500%,  5/14/2035 1,277,254
683,000 5.350%,  3/15/2044 669,459
Acadia Healthcare Company, Inc.
251,000 5.000%,  4/15/2029
c
243,486
209,000 7.375%,  3/15/2033
b,c
215,318
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
b,c
674,932
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
386,000 4.625%,  1/15/2027
c
383,573
540,000 3.500%,  3/15/2029
c
511,585
71,000 6.250%,  3/15/2033
c
73,189
Altria Group, Inc.
219,000 4.875%,  2/4/2028 221,990
619,000 6.875%,  11/1/2033 690,875
Amgen, Inc.
900,000 4.200%,  2/22/2052 704,669
919,000 5.600%,  3/2/2043 911,660
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,231,000 4.700%,  2/1/2036 1,201,148
Anheuser-Busch InBev Worldwide,
Inc.
765,000 5.550%,  1/23/2049 759,197
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 722,433
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,076,629
B&G Foods, Inc.
176,000 8.000%,  9/15/2028
c
169,451
BAT Capital Corporation
380,000 6.250%,  8/15/2055 384,872
620,000 7.079%,  8/2/2043 682,852
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
107,506
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 241,377
Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Non-Cyclical  0.7% - continued
BellRing Brands, Inc.
$ 156,000 7.000%,  3/15/2030
c
$ 162,450
Bristol-Myers Squibb Company
1,143,000 3.550%,  3/15/2042 902,527
Bunge, Ltd. Finance Corporation
221,000 4.650%,  9/17/2034 214,429
Campbell's Company
584,000 5.400%,  3/21/2034 593,101
Cargill, Inc.
930,000 3.125%,  5/25/2051
c
607,781
705,000 5.125%,  2/11/2035
c
710,060
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
152,000 9.500%,  10/15/2029
c
123,864
Cencora, Inc.
524,000 5.150%,  2/15/2035 528,446
Central Garden & Pet Company
225,000 4.125%,  10/15/2030
b
212,398
Champ Acquisition Corporation
304,000 8.375%,  12/1/2031
c
323,039
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
c
370,353
237,000 6.000%,  1/15/2029
c
227,963
176,000 6.875%,  4/15/2029
b,c
140,334
220,000 4.750%,  2/15/2031
c
188,074
232,000 10.875%,  1/15/2032
c
245,889
Concentra Health Services, Inc.
146,000 6.875%,  7/15/2032
c
151,163
Constellation Brands, Inc.
120,000 2.875%,  5/1/2030 110,969
CVS Health Corporation
355,000 7.000%,  3/10/2055
d
366,151
370,000 6.750%,  12/10/2054
d
370,806
601,000 4.780%,  3/25/2038 551,555
1,286,000 6.000%,  6/1/2044 1,271,084
DaVita, Inc.
189,000 3.750%,  2/15/2031
c
171,896
332,000 6.875%,  9/1/2032
c
344,012
176,000 6.750%,  7/15/2033
c
181,737
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
378,079
Eli Lilly & Company
323,000 5.500%,  2/12/2055 325,013
459,000 4.950%,  2/27/2063 417,010
Embecta Corporation
200,000 5.000%,  2/15/2030
b,c
180,719
158,000 6.750%,  2/15/2030
c
151,680
Encompass Health Corporation
256,000 4.500%,  2/1/2028 253,695
Endo Finance Holdings, Inc.
161,000 8.500%,  4/15/2031
b,c
170,428
Energizer Holdings, Inc.
425,000 4.750%,  6/15/2028
c
413,863
Fortrea Holdings, Inc.
82,000 7.500%,  7/1/2030
b,c
74,224
GE HealthCare Technologies, Inc.
659,000 6.377%,  11/22/2052 710,016
General Mills, Inc.
246,000 4.950%,  3/29/2033 246,334

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Non-Cyclical  0.7% - continued
Grifols SA
$ 367,000 4.750%,  10/15/2028
c
$ 352,807
HCA, Inc.
557,000 5.250%,  3/1/2030 571,033
1,059,000 3.500%,  9/1/2030 1,001,425
444,000 5.450%,  9/15/2034 447,843
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
258,000 7.875%,  9/1/2025
b,c
258,079
HLF Financing SARL, LLC/
Herbalife International, Inc.
245,000 12.250%,  4/15/2029
c
266,580
189,000 4.875%,  6/1/2029
c
158,920
Illumina, Inc.
420,000 4.650%,  9/9/2026 420,499
Imperial Brands Finance plc
950,000 3.875%,  7/26/2029
c
920,431
Insulet Corporation
105,000 6.500%,  4/1/2033
c
109,472
IQVIA, Inc.
352,000 6.250%,  6/1/2032
c
361,229
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
196,000 5.500%,  1/15/2030 200,491
845,000 3.000%,  5/15/2032 739,765
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
705,000 6.375%,  4/15/2066
c,h
710,196
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
600,000 5.950%,  4/20/2035
c
621,588
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
312,000 9.000%,  2/15/2029
c
323,124
Kenvue, Inc.
791,000 4.850%,  5/22/2032 800,514
Keurig Dr Pepper, Inc.
398,000 5.150%,  5/15/2035 397,150
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 706,404
Kraft Heinz Foods Company
638,000 4.375%,  6/1/2046 516,160
Lamb Weston Holdings, Inc.
176,000 4.125%,  1/31/2030
c
167,833
177,000 4.375%,  1/31/2032
c
165,760
LifePoint Health, Inc.
181,000 9.875%,  8/15/2030
c
195,789
208,000 11.000%,  10/15/2030
c
229,465
129,000 10.000%,  6/1/2032
b,c
133,085
L'Oreal SA
300,000 5.000%,  5/20/2035
c
305,040
Medline Borrower, LP/Medline Co-
Issuer, Inc.
201,000 6.250%,  4/1/2029
c
206,484
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
465,232
535,000 5.250%,  10/1/2029
c
530,830
Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Non-Cyclical  0.7% - continued
Newell Brands, Inc.
$ 166,000 6.375%,  9/15/2027
b
$ 168,229
165,000 6.625%,  9/15/2029 163,328
104,000 6.375%,  5/15/2030 101,174
Novartis Capital Corporation
516,000 4.700%,  9/18/2054 462,110
Organon & Company/Organon
Foreign Debt Co-Issuer BV
229,000 4.125%,  4/30/2028
c
220,246
454,000 5.125%,  4/30/2031
c
394,006
Owens & Minor, Inc.
176,000 6.625%,  4/1/2030
b,c
165,325
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 499,845
Performance Food Group, Inc.
367,000 4.250%,  8/1/2029
c
353,879
234,000 6.125%,  9/15/2032
c
239,367
Perrigo Finance Unlimited
Company
284,000 4.900%,  6/15/2030 279,223
153,000 6.125%,  9/30/2032 154,467
Pfizer Investment Enterprises,
Private Ltd.
182,000 5.300%,  5/19/2053 171,810
611,000 5.110%,  5/19/2043 582,660
Philip Morris International, Inc.
484,000 5.500%,  9/7/2030 505,928
299,000 5.125%,  2/13/2031 307,954
923,000 5.375%,  2/15/2033 953,197
758,000 4.900%,  11/1/2034 754,391
Post Holdings, Inc.
241,000 4.625%,  4/15/2030
c
231,657
397,000 4.500%,  9/15/2031
c
368,499
227,000 6.250%,  10/15/2034
c
228,289
Prime Healthcare Services, Inc.
592,000 9.375%,  9/1/2029
c
587,560
Radiology Partners, Inc.
352,000 8.500%,  7/15/2032
c
352,820
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
c
966,666
Royalty Pharma plc
546,000 5.150%,  9/2/2029 557,172
Select Medical Corporation
168,000 6.250%,  12/1/2032
b,c
169,003
Simmons Foods, Inc.
481,000 4.625%,  3/1/2029
c
454,147
Sotera Health Holdings, LLC
171,000 7.375%,  6/1/2031
c
177,916
Spectrum Brands, Inc.
42,000 3.875%,  3/15/2031
c
33,690
Star Parent, Inc.
179,000 9.000%,  10/1/2030
c
188,276
Stryker Corporation
466,000 5.200%,  2/10/2035 474,866
Sysco Corporation
935,000 6.600%,  4/1/2040 1,019,757
Takeda Pharmaceutical Company,
Ltd.
290,000 5.650%,  7/5/2054 281,999
925,000 3.175%,  7/9/2050 605,770
600,000 5.650%,  7/5/2044 597,234

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Consumer Non-Cyclical  0.7% - continued
Tenet Healthcare Corporation
$ 742,000 5.125%,  11/1/2027 $ 740,813
439,000 4.375%,  1/15/2030 424,952
407,000 6.750%,  5/15/2031
b
421,078
Teva Pharmaceutical Finance
Company, LLC
168,000 6.150%,  2/1/2036 172,722
US Acute Care Solutions, LLC
426,000 9.750%,  5/15/2029
c
439,393
Viterra Finance BV
774,000 3.200%,  4/21/2031
c
710,798
Whirlpool Corporation
308,000 6.500%,  6/15/2033 308,986
Wyeth, LLC
619,000 6.500%,  2/1/2034 690,086
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,325,761
Total 57,101,367
Energy  0.5%
Aethon United BR, LP/Aethon
United Finance Corporation
78,000 7.500%,  10/1/2029
c
81,817
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
349,355
Archrock Partners, LP/Archrock
Partners Finance Corporation
244,000 6.250%,  4/1/2028
c
244,808
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
166,000 5.875%,  6/30/2029
c
166,282
176,000 6.625%,  7/15/2033
c
178,552
Baytex Energy Corporation
254,000 8.500%,  4/30/2030
c
254,154
80,000 7.375%,  3/15/2032
c
76,391
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
266,000 7.000%,  7/15/2029
c
277,613
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,027,310
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
224,560
153,000 6.875%,  7/1/2029
c
158,511
79,000 6.750%,  2/1/2030
c
82,005
California Resources Corporation
199,000 8.250%,  6/15/2029
c
204,269
Cheniere Energy Partners, LP
1,761,000 4.500%,  10/1/2029 1,742,150
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034 174,110
Civitas Resources, Inc.
111,000 8.375%,  7/1/2028
c
113,654
509,000 8.750%,  7/1/2031
b,c
514,655
264,000 9.625%,  6/15/2033
c
270,648
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
196,788
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
638,262
Principal
Amount Long-Term Fixed Income  19.2% Value
Energy  0.5% - continued
Columbia Pipelines Operating
Company, LLC
$ 153,000 5.927%,  8/15/2030
c
$ 161,511
Comstock Resources, Inc.
236,000 6.750%,  3/1/2029
c
235,269
410,000 5.875%,  1/15/2030
c
398,241
Continental Resources, Inc.
1,076,000 2.268%,  11/15/2026
c
1,039,843
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
372,437
Crescent Energy Finance, LLC
423,000 7.625%,  4/1/2032
c
413,017
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
360,000 8.625%,  3/15/2029
c
373,637
176,000 7.375%,  6/30/2033
c
175,180
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
c
142,649
Diamondback Energy, Inc.
860,000 5.750%,  4/18/2054 798,272
Eastern Energy Gas Holdings, LLC
750,000 5.800%,  1/15/2035 780,463
Enbridge, Inc.
193,000 5.250%,  4/5/2027 195,824
Enerflex, Ltd.
127,000 9.000%,  10/15/2027
c
130,957
Energy Transfer, LP
391,000 8.000%,  5/15/2054
d
415,979
639,000 4.000%,  10/1/2027 634,177
800,000 5.150%,  2/1/2043 700,030
1,100,000 6.000%,  6/15/2048 1,056,286
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 579,255
Excelerate Energy, LP
151,000 8.000%,  5/15/2030
c
159,178
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,027,885
Genesis Energy LP/Genesis
Energy Finance Corporation
266,000 8.875%,  4/15/2030 282,434
400,000 7.875%,  5/15/2032 415,898
Gulfport Energy Operating
Corporation
116,000 6.750%,  9/1/2029
c
118,883
Halliburton Company
615,000 5.000%,  11/15/2045 544,132
Harvest Midstream I, LP
417,000 7.500%,  9/1/2028
c
424,104
Hess Midstream Operations, LP
362,000 4.250%,  2/15/2030
c
348,053
Hilcorp Energy I, LP/Hilcorp
Finance Company
456,000 5.750%,  2/1/2029
c
450,066
161,000 6.000%,  4/15/2030
c
156,515
279,000 6.250%,  4/15/2032
c
266,409
Howard Midstream Energy
Partners, LLC
464,000 7.375%,  7/15/2032
c
487,988

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Energy  0.5% - continued
ITT Holdings, LLC
$ 470,000 6.500%,  8/1/2029
c
$ 446,947
Kodiak Gas Services, LLC
200,000 7.250%,  2/15/2029
c
206,882
MEG Energy Corporation
184,000 5.875%,  2/1/2029
c
183,812
Moss Creek Resources Holdings,
Inc.
85,000 8.250%,  9/1/2031
c
82,674
MPLX, LP
1,231,000 4.950%,  9/1/2032 1,219,615
230,000 5.000%,  3/1/2033 226,800
Nabors Industries, Inc.
161,000 7.375%,  5/15/2027
c
158,987
411,000 9.125%,  1/31/2030
b,c
393,534
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
134,370
369,000 8.375%,  2/15/2032
c
370,108
Noble Finance II, LLC
338,000 8.000%,  4/15/2030
c
344,159
Northern Oil and Gas, Inc.
254,000 8.750%,  6/15/2031
c
261,746
NuStar Logistics, LP
324,000 6.375%,  10/1/2030 335,748
Occidental Petroleum Corporation
244,000 5.000%,  8/1/2027 246,100
ONEOK, Inc.
465,000 5.700%,  11/1/2054 429,215
347,000 5.000%,  3/1/2026 347,270
540,000 4.750%,  10/15/2031 534,643
331,000 5.600%,  4/1/2044 301,929
Ovintiv, Inc.
616,000 7.200%,  11/1/2031 665,543
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 261,081
Permian Resources Operating,
LLC
313,000 6.250%,  2/1/2033
c
315,905
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
276,028
Precision Drilling Corporation
221,000 6.875%,  1/15/2029
c
218,320
Range Resources Corporation
273,000 4.750%,  2/15/2030
c
265,551
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
408,385
Saturn Oil & Gas, Inc.
101,000 9.625%,  6/15/2029
b,c
100,379
SM Energy Company
245,000 6.500%,  7/15/2028 247,141
114,000 7.000%,  8/1/2032
c
112,335
South Bow USA Infrastructure
Holdings, LLC
485,000 5.026%,  10/1/2029
c
486,565
193,000 5.584%,  10/1/2034
c
190,966
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
161,000 5.875%,  3/1/2027 160,954
Principal
Amount Long-Term Fixed Income  19.2% Value
Energy  0.5% - continued
Sunoco, LP
$ 482,000 7.000%,  5/1/2029
c
$ 501,947
Sunoco, LP/Sunoco Finance
Corporation
229,000 5.875%,  3/15/2028 229,613
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
c
613,376
241,000 7.375%,  2/15/2029
c
247,695
Talos Production, Inc.
96,000 9.000%,  2/1/2029
c
98,291
Targa Resources Corporation
234,000 6.125%,  5/15/2055 228,913
1,077,000 4.200%,  2/1/2033 1,009,149
TGNR Intermediate Holdings, LLC
361,000 5.500%,  10/15/2029
c
349,840
Tidewater, Inc.
88,000 9.125%,  7/15/2030
c,h
90,540
TotalEnergies Capital SA
452,000 5.275%,  9/10/2054 423,085
Transocean Titan Financing, Ltd.
294,048 8.375%,  2/1/2028
c
298,682
Transocean, Inc.
163,200 8.750%,  2/15/2030
c
167,826
USA Compression Partners, LP/
USA Compression Finance
Corporation
281,000 7.125%,  3/15/2029
c
288,006
Valaris, Ltd.
339,000 8.375%,  4/30/2030
c
347,805
Var Energi ASA
200,000 5.875%,  5/22/2030
c
204,898
Venture Global Calcasieu Pass,
LLC
240,000 3.875%,  8/15/2029
c
226,255
290,000 4.125%,  8/15/2031
c
268,422
Venture Global LNG, Inc.
597,000 8.125%,  6/1/2028
c
617,026
301,000 9.000%,  9/30/2029
c,d,j
292,632
234,000 7.000%,  1/15/2030
c
236,554
692,000 8.375%,  6/1/2031
c
718,736
330,000 9.875%,  2/1/2032
c
356,388
Venture Global Plaquemines LNG,
LLC
218,000 6.750%,  1/15/2036
c
218,000
176,000 7.750%,  5/1/2035
c
190,506
Vital Energy, Inc.
251,000 7.750%,  7/31/2029
c
221,667
176,000 7.875%,  4/15/2032
b,c
150,484
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 648,022
308,000 6.150%,  4/1/2033 320,538
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,148,412
220,000 5.600%,  3/15/2035 226,148
Total 41,133,614
Financials  1.7%
200 Park Funding Trust
200,000 5.740%,  2/15/2055
c
197,315

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Acrisure, LLC/Acrisure Finance,
Inc.
$ 114,000 4.250%,  2/15/2029
c
$ 109,408
162,000 7.500%,  11/6/2030
c
167,351
AEGON Funding Company, LLC
906,000 5.500%,  4/16/2027
b,c
917,005
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 707,357
1,250,000 3.875%,  1/23/2028 1,228,416
805,000 5.375%,  12/15/2031 822,690
AG TTMT Escrow Issuer, LLC
125,000 8.625%,  9/30/2027
c
129,432
Agree, LP
444,000 5.625%,  6/15/2034 455,127
Air Lease Corporation
169,000 4.650%,  6/15/2026
d,j
168,026
1,415,000 3.000%,  2/1/2030 1,324,242
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
c
649,948
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
159,000 4.250%,  10/15/2027
c
156,075
352,000 6.750%,  4/15/2028
c
357,845
231,000 7.000%,  1/15/2031
c
238,949
Ally Financial, Inc.
1,194,000 8.000%,  11/1/2031 1,359,512
251,000 6.700%,  2/14/2033
b
261,526
American Express Company
132,000 5.043%,  7/26/2028
d
133,803
222,000 5.085%,  1/30/2031
d
227,210
American Homes 4 Rent, LP
212,000 4.950%,  6/15/2030 214,164
American International Group, Inc.
1,248,000 5.125%,  3/27/2033 1,268,786
Americold Realty Operating
Partnership, LP
580,000 5.600%,  5/15/2032 582,839
Ameriprise Financial, Inc.
796,000 5.200%,  4/15/2035 801,856
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
135,558
394,000 4.875%,  6/30/2029
c
382,895
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,d
608,492
Aon North America, Inc.
455,000 5.750%,  3/1/2054 448,376
Apollo Debt Solutions BDC
652,000 6.700%,  7/29/2031
b
677,517
Ares Capital Corporation
455,000 3.250%,  7/15/2025 454,722
550,000 2.150%,  7/15/2026 535,946
533,000 5.875%,  3/1/2029 543,477
Ares Strategic Income Fund
896,000 5.450%,  9/9/2028
c
896,440
535,000 5.600%,  2/15/2030 533,382
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 170,560
226,000 5.750%,  7/15/2054 221,596
931,000 5.000%,  2/15/2032 943,553
Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Aviation Capital Group, LLC
$ 396,000 5.125%,  4/10/2030
c
$ 399,740
Avolon Holdings Funding, Ltd.
368,000 4.950%,  1/15/2028
c
369,922
758,000 5.750%,  3/1/2029
c
778,673
787,000 5.375%,  5/30/2030
c
801,686
Azorra Finance, Ltd.
430,000 7.750%,  4/15/2030
c
448,382
Banco Santander SA
1,200,000 4.175%,  3/24/2028
d
1,192,986
Bank of America Corporation
800,000 3.824%,  1/20/2028
d
793,028
537,000 5.202%,  4/25/2029
d
548,794
500,000 2.087%,  6/14/2029
d
468,665
1,500,000 2.496%,  2/13/2031
d
1,370,042
1,475,000 1.922%,  10/24/2031
d
1,286,325
923,000 2.972%,  2/4/2033
d
826,534
953,000 4.571%,  4/27/2033
d
937,820
928,000 5.872%,  9/15/2034
d
979,281
367,000 5.468%,  1/23/2035
d
377,033
902,000 5.425%,  8/15/2035
d
901,734
1,230,000 3.846%,  3/8/2037
d
1,125,566
Bank of New York Mellon
Corporation
70,000 6.317%,  10/25/2029
d
74,338
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 313,851
Barclays plc
160,000 6.125%,  12/15/2025
b,d,j
160,061
930,000 6.496%,  9/13/2027
d
950,638
954,000 4.972%,  5/16/2029
d
963,973
864,000 4.942%,  9/10/2030
d
870,442
900,000 5.746%,  8/9/2033
d
932,892
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
300,000 7.625%,  2/11/2035
c,d
308,040
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
c
202,784
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 794,382
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 292,497
Blackstone Private Credit Fund
590,000 5.600%,  11/22/2029 594,076
Blue Owl Credit Income
Corporation
769,000 4.700%,  2/8/2027 764,118
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
c
249,335
825,000 6.100%,  3/15/2028
c
829,469
620,000 6.750%,  4/4/2029 632,298
BNP Paribas SA
890,000 5.283%,  11/19/2030
c,d
906,964
1,538,000 3.132%,  1/20/2033
c,d
1,369,025
BPCE SA
250,000 5.876%,  1/14/2031
c,d
259,322

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Brookfield Finance, Inc.
$ 330,000 5.813%,  3/3/2055 $ 322,704
Brown & Brown, Inc.
161,000 5.550%,  6/23/2035 164,178
Burford Capital Global Finance,
LLC
383,000 9.250%,  7/1/2031
c
403,092
Camden Property Trust
1,012,000 3.150%,  7/1/2029 966,587
Capital One Financial Corporation
210,000 5.700%,  2/1/2030
d
217,229
Capital One NA
1,170,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
1,198,735
Charles Schwab Corporation
619,000 6.136%,  8/24/2034
d
669,745
Chubb INA Holdings, LLC
615,000 4.350%,  11/3/2045 532,128
Citadel Finance, LLC
1,000,000 5.900%,  2/10/2030
c
1,009,495
Citadel, LP
465,000 6.375%,  1/23/2032
c
485,564
Citibank NA
875,000 4.914%,  5/29/2030 891,799
Citigroup, Inc.
74,000 3.200%,  10/21/2026 72,943
1,094,000 3.668%,  7/24/2028
d
1,076,904
915,000 3.520%,  10/27/2028
d
895,995
873,000 4.952%,  5/7/2031
d
882,950
1,308,000 4.910%,  5/24/2033
d
1,305,069
778,000 6.174%,  5/25/2034
d
814,433
670,000 6.020%,  1/24/2036
d
688,035
Citizens Financial Group, Inc.
384,000 5.718%,  7/23/2032
d
397,262
CNA Financial Corporation
453,000 5.125%,  2/15/2034 453,703
Comerica, Inc.
219,000 5.982%,  1/30/2030
d
224,320
Constellation Insurance, Inc.
328,000 6.800%,  1/24/2030
c
326,127
Corebridge Financial, Inc.
332,000 6.375%,  9/15/2054
d
330,898
462,000 4.350%,  4/5/2042 387,783
Countrywide Home Loans, Inc.
337,988
5.750%,  4/25/2037, Ser.
2007-3, Class A27 147,907
Cousins Properties, LP
193,000 5.375%,  2/15/2032 195,009
Credit Acceptance Corporation
229,000 9.250%,  12/15/2028
c
242,429
Credit Agricole SA
563,000 5.230%,  1/9/2029
c,d
572,156
559,000 5.222%,  5/27/2031
c,d
569,424
Credit Suisse Group AG
900,000 7.250%,  N/A
*,k
60,750
Deutsche Bank AG/New York, NY
950,000 5.373%,  1/10/2029
d
966,676
465,000 5.297%,  5/9/2031
d
472,264
1,175,000 3.729%,  1/14/2032
d
1,076,410
Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Drawbridge Special Opportunities
Fund, LP
$ 564,000 3.875%,  2/15/2026
c
$ 555,997
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 770,553
820,000 4.625%,  5/15/2042 719,287
Encore Capital Group, Inc.
92,000 9.250%,  4/1/2029
c
97,836
388,000 8.500%,  5/15/2030
c
416,167
EPR Properties
405,000 4.950%,  4/15/2028 404,213
ERP Operating, LP
515,000 4.950%,  6/15/2032 520,877
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054 625,909
FirstCash, Inc.
407,000 5.625%,  1/1/2030
c
405,837
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 565,370
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
628,180
Freedom Mortgage Corporation
162,000 7.625%,  5/1/2026
c
162,054
Freedom Mortgage Holdings, LLC
378,000 9.250%,  2/1/2029
c
392,621
163,000 9.125%,  5/15/2031
c
168,017
212,000 8.375%,  4/1/2032
c
214,285
FTAI Aviation Investors, LLC
171,000 5.500%,  5/1/2028
c
170,080
224,000 7.000%,  5/1/2031
c
231,937
232,000 7.000%,  6/15/2032
c
239,546
GGAM Finance, Ltd.
153,000 7.750%,  5/15/2026
c
154,568
166,000 8.000%,  6/15/2028
c
175,581
452,000 5.875%,  3/15/2030
c
455,209
Global Aircraft Leasing Company,
Ltd.
490,000 8.750%,  9/1/2027
c
502,304
Global Net Lease, Inc.
105,000 4.500%,  9/30/2028
c
101,738
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
309,000 3.750%,  12/15/2027
c
295,103
goeasy, Ltd.
269,000 9.250%,  12/1/2028
c
284,607
82,000 7.625%,  7/1/2029
c
84,530
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 403,199
Goldman Sachs Group, Inc.
785,000 1.948%,  10/21/2027
d
760,085
931,000 6.484%,  10/24/2029
d
987,573
640,000 5.218%,  4/23/2031
d
656,110
275,000 1.992%,  1/27/2032
d
238,193
2,326,000 3.102%,  2/24/2033
d
2,093,508
Goldman Sachs Private Credit
Corporation
310,000 5.875%,  5/6/2028
c
313,328
Howard Hughes Corporation
106,000 4.125%,  2/1/2029
c
100,943

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
HSBC Holdings plc
$ 200,000 6.875%,  9/11/2029
d,j
$ 202,396
661,000 5.130%,  3/3/2031
d
669,826
HUB International, Ltd.
466,000 7.250%,  6/15/2030
c
486,986
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
d
773,605
652,000 6.141%,  11/18/2039
d
664,648
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
150,000 6.250%,  5/15/2026 148,934
565,000 5.250%,  5/15/2027 547,446
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 654,765
Jackson National Life Global
Funding
663,000 5.550%,  7/2/2027
c
676,545
Jane Street Group/JSG Finance,
Inc.
263,000 4.500%,  11/15/2029
c
255,134
104,000 7.125%,  4/30/2031
c
109,424
173,000 6.125%,  11/1/2032
c
174,651
263,000 6.750%,  5/1/2033
c
270,418
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
132,435
251,000 6.625%,  10/15/2031
c
250,096
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
132,344
331,000 9.500%,  2/15/2029
c
349,387
123,000 8.250%,  5/15/2030
c
127,446
JPMorgan Chase & Company
1,230,000 2.947%,  2/24/2028
d
1,201,851
590,000 4.979%,  7/22/2028
d
597,566
1,346,000 4.505%,  10/22/2028
d
1,350,026
1,475,000 4.203%,  7/23/2029
d
1,468,769
900,000 2.522%,  4/22/2031
d
822,866
1,100,000 1.953%,  2/4/2032
d
953,931
1,229,000 4.586%,  4/26/2033
d
1,216,394
923,000 4.912%,  7/25/2033
d
928,343
651,000 5.766%,  4/22/2035
d
683,933
375,000 5.502%,  1/24/2036
d
386,249
605,000 5.534%,  11/29/2045
d
606,347
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 766,738
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 299,419
Liberty Mutual Group, Inc.
90,000 4.125%,  12/15/2051
c,d
87,642
Lincoln National Corporation
1,220,000 2.330%,  8/15/2030
b,c
1,088,015
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
b,d
951,042
LPL Holdings, Inc.
809,000 4.900%,  4/3/2028 815,147
Macquarie Airfinance Holdings,
Ltd.
515,000 5.200%,  3/27/2028
c
520,739
159,000 6.400%,  3/26/2029
c
165,989
418,000 5.150%,  3/17/2030
c
417,719
Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Marsh & McLennan Companies,
Inc.
$ 231,000 5.450%,  3/15/2053 $ 224,233
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
c
694,287
Mitsubishi UFJ Financial Group,
Inc.
900,000 2.048%,  7/17/2030 799,277
Mizuho Financial Group, Inc.
398,000 5.098%,  5/13/2031
d
405,369
Molina Healthcare, Inc.
274,000 4.375%,  6/15/2028
c
267,813
117,000 3.875%,  5/15/2032
c
106,494
200,000 6.250%,  1/15/2033
c
203,580
Morgan Stanley
514,000 5.516%,  11/19/2055
d
502,296
1,925,000 4.350%,  9/8/2026 1,921,555
1,244,000 3.591%,  7/22/2028
d
1,222,225
615,000 5.164%,  4/20/2029
d
627,054
612,000 3.622%,  4/1/2031
d
586,882
615,000 5.250%,  4/21/2034
d
625,608
476,000 5.831%,  4/19/2035
d
498,686
280,000 5.587%,  1/18/2036
d
287,424
1,076,000 5.297%,  4/20/2037
d
1,072,003
MPT Operating Partnership, LP/
MPT Finance Corporation
221,000 8.500%,  2/15/2032
c
231,289
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 504,472
National Securities Clearing
Corporation
591,000 4.700%,  5/20/2030
c
600,936
Nationstar Mortgage Holdings,
Inc.
81,000 5.500%,  8/15/2028
c
80,467
170,000 6.500%,  8/1/2029
c
173,647
256,000 5.125%,  12/15/2030
c
259,092
87,000 7.125%,  2/1/2032
c
90,366
NatWest Group plc
650,000 4.445%,  5/8/2030
d
645,027
925,000 6.475%,  6/1/2034
d
968,452
Navient Corporation
96,000 5.000%,  3/15/2027 95,610
106,000 5.500%,  3/15/2029 103,814
New York Life Global Funding
925,000 4.550%,  1/28/2033
c
905,286
Nomura Holdings, Inc.
598,000 5.783%,  7/3/2034 618,640
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 742,495
419,000 5.200%,  7/1/2030 421,352
Omnis Funding Trust
492,000 6.722%,  5/15/2055
c
509,847
OneMain Finance Corporation
168,000 3.500%,  1/15/2027 164,473
236,000 3.875%,  9/15/2028 226,314
175,000 6.750%,  3/15/2032 178,291
747,000 7.125%,  9/15/2032 773,346
Panther Escrow Issuer, LLC
465,000 7.125%,  6/1/2031
c
483,019

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
$ 457,000 4.875%,  5/15/2029
c
$ 442,789
PennyMac Financial Services, Inc.
263,000 6.875%,  5/15/2032
c
268,910
184,000 6.875%,  2/15/2033
c
188,600
Phoenix Aviation Capital, Ltd.
281,000 9.250%,  7/15/2030
c
291,042
Pine Street Trust III
268,000 6.223%,  5/15/2054
c
264,571
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
d
315,594
PRA Group, Inc.
254,000 8.375%,  2/1/2028
c
260,667
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
634,894
294,000 5.250%,  1/15/2035
c
295,359
Prologis, LP
416,000 5.250%,  3/15/2054 390,451
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
d
1,131,535
Regency Centers, LP
965,000 4.125%,  3/15/2028 962,427
461,000 5.250%,  1/15/2034 467,713
RenaissanceRe Holdings, Ltd.
804,000 5.800%,  4/1/2035 826,050
RGA Global Funding
298,000 5.500%,  1/11/2031
c
307,357
RHP Hotel Properties, LP/RHP
Finance Corporation
80,000 4.750%,  10/15/2027 79,607
163,000 4.500%,  2/15/2029
c
159,314
Rithm Capital Corporation
176,000 8.000%,  7/15/2030
c
176,880
RLJ Lodging Trust, LP
149,000 4.000%,  9/15/2029
c
139,039
Rocket Companies, Inc.
264,000 6.375%,  8/1/2033
c
270,125
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
140,000 3.625%,  3/1/2029
c
133,036
301,000 3.875%,  3/1/2031
c
279,033
115,000 4.000%,  10/15/2033
c
102,887
Ryan Specialty, LLC
85,000 4.375%,  2/1/2030
c
82,212
398,000 5.875%,  8/1/2032
c
401,131
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
d
321,144
699,000 5.473%,  3/20/2029
d
710,728
268,000 6.174%,  1/9/2030
d
278,930
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
d
971,353
Service Properties Trust
172,000 5.500%,  12/15/2027 170,417
91,000 8.625%,  11/15/2031
c
97,695
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 756,951
Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Sixth Street Lending Partners
$ 400,000 6.125%,  7/15/2030
c
$ 407,308
SLM Corporation
138,000 6.500%,  1/31/2030 144,850
Societe Generale SA
172,000 10.000%,  11/14/2028
c,d,j
187,711
723,000 5.249%,  5/22/2029
c,d
731,828
Standard Chartered plc
400,000 5.545%,  1/21/2029
c,d
408,575
Starwood Property Trust, Inc.
201,000 6.500%,  10/15/2030
c
207,520
State Street Corporation
73,000 4.530%,  2/20/2029
d
73,599
Stonex Escrow Issuer, LLC
482,000 6.875%,  7/15/2032
c,h
486,848
Sumitomo Mitsui Financial Group,
Inc.
433,000 5.710%,  1/13/2030 454,257
850,000 1.710%,  1/12/2031 729,117
Synchrony Financial
328,000 5.935%,  8/2/2030
b,d
337,013
169,000 7.250%,  2/2/2033 176,832
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,214,014
Toronto-Dominion Bank
309,000 5.146%,  9/10/2034
d
309,887
Truist Financial Corporation
623,000 6.047%,  6/8/2027
d
631,370
440,000 5.125%,  12/15/2027
d,j
435,804
770,000 5.122%,  1/26/2034
d
770,482
390,000 5.711%,  1/24/2035
d
404,255
U.S. Bancorp
954,000 5.775%,  6/12/2029
d
990,643
244,000 5.836%,  6/12/2034
d
256,301
416,000 5.678%,  1/23/2035
d
431,881
UBS Group AG
123,000 4.875%,  2/12/2027
c,d,j
119,635
928,000 6.246%,  9/22/2029
c,d
974,909
767,000 3.091%,  5/14/2032
c,d
696,254
589,000 5.699%,  2/8/2035
c,d
611,791
300,000 5.379%,  9/6/2045
c,d
289,231
United Wholesale Mortgage, LLC
440,000 5.500%,  4/15/2029
c
427,088
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 617,182
923,000 4.750%,  5/15/2052 786,234
Vornado Realty, LP
121,000 3.400%,  6/1/2031 107,941
Wells Fargo & Company
123,000 3.900%,  3/15/2026
d,j
121,739
1,103,000 4.900%,  1/24/2028
d
1,110,987
923,000 3.526%,  3/24/2028
d
910,193
607,000 5.707%,  4/22/2028
d
620,181
1,400,000 2.393%,  6/2/2028
d
1,348,780
644,000 5.574%,  7/25/2029
d
664,967
507,000 5.389%,  4/24/2034
d
518,786
1,180,000 4.900%,  11/17/2045 1,037,926
XHR, LP
189,000 4.875%,  6/1/2029
c
183,170
87,000 6.625%,  5/15/2030
c
88,641

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Financials  1.7% - continued
Zions Bancorp NA
$ 500,000 6.816%,  11/19/2035
d
$ 519,405
Total 152,521,968
Foreign Government  <0.1%
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
c
946,448
Saudi Arabian Oil Company
578,000 5.250%,  7/17/2034
c
584,008
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
343,100
Total 1,873,556
Mortgage-Backed Securities  5.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,492,701 5.500%,  12/1/2038 1,526,281
5,697,401 5.500%,  2/1/2040 5,812,079
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,704,845 2.000%,  1/1/2052 6,996,277
5,020,512 2.000%,  5/1/2051 4,035,137
13,490,099 2.500%,  5/1/2051 11,284,760
7,371,369 3.500%,  5/1/2052 6,694,713
8,398,906 4.000%,  5/1/2052 7,875,287
4,745,614 5.000%,  7/1/2053 4,684,832
2,535,497 5.500%,  7/1/2053 2,554,059
6,712,696 3.500%,  8/1/2052 6,094,902
5,216,074 5.000%,  8/1/2053 5,160,890
7,041,669 5.500%,  9/1/2053 7,121,830
3,321,598 3.500%,  9/1/2047 3,067,501
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,419,145 2.500%,  7/1/2030 3,305,008
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,014,926 5.500%,  9/1/2039 1,040,261
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,410,922 3.000%,  12/1/2036 4,175,676
4,605,849 3.000%,  8/1/2038 4,364,164
7,105,804 3.500%,  5/1/2040 6,799,884
4,672,580 2.500%,  4/1/2042 4,162,718
2,085,263 2.000%,  5/1/2042 1,799,835
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
18,292,000 3.000%,  1/1/2052 15,972,696
1,876,349 2.000%,  2/1/2051 1,508,071
1,227,781 2.000%,  2/1/2051 986,800
6,366,834 2.500%,  2/1/2051 5,282,972
5,239,047 2.500%,  2/1/2051 4,404,187
9,440,581 5.500%,  2/1/2055 9,510,938
22,396,138 2.000%,  3/1/2051 17,821,137
11,395,449 4.000%,  3/1/2051 10,765,672
6,924,776 2.000%,  3/1/2052 5,552,299
19,400,615 3.000%,  3/1/2052 16,833,726
8,454,639 2.000%,  4/1/2051 6,700,261
Principal
Amount Long-Term Fixed Income  19.2% Value
Mortgage-Backed Securities  5.7% - continued
$ 10,490,454 3.000%,  4/1/2051 $ 9,140,004
7,727,838 3.000%,  5/1/2050 6,711,207
2,317,753 2.000%,  5/1/2051 1,853,794
8,766,113 3.000%,  5/1/2051 7,773,137
3,145,046 3.500%,  5/1/2052 2,850,625
18,773,561 2.000%,  6/1/2050 15,008,707
7,124,910 3.000%,  6/1/2050 6,346,411
2,805,017 4.000%,  6/1/2052 2,615,792
3,637,536 5.000%,  6/1/2053 3,598,376
14,592,696 2.500%,  7/1/2051 12,294,862
4,451,717 3.500%,  7/1/2051 4,055,828
1,400,000 2.000%,  7/1/2052
h
1,107,943
2,799,323 3.000%,  7/1/2052 2,452,986
7,830,901 4.000%,  7/1/2052 7,302,664
1,935,804 2.500%,  8/1/2050 1,633,935
9,467,825 3.500%,  8/1/2050 8,656,021
8,005,673 3.500%,  8/1/2052 7,233,101
17,229,734 4.500%,  8/1/2052 16,527,979
6,917,414 5.000%,  8/1/2053 6,842,945
13,913,098 6.000%,  8/1/2054 14,412,822
6,949,713 2.500%,  9/1/2051 5,834,483
6,996,554 3.500%,  9/1/2052 6,361,205
3,476,581 3.500%,  9/1/2052 3,161,204
5,480,031 5.000%,  9/1/2052 5,422,225
5,843,441 4.500%,  9/1/2053 5,631,256
9,573,080 4.500%,  9/1/2053 9,189,869
14,640,253 4.000%,  10/1/2052 13,700,185
2,249,105 2.000%,  11/1/2051 1,807,613
4,426,584 3.500%,  11/1/2052 4,037,668
9,209,735 2.000%,  12/1/2050 7,362,107
24,634,625 2.500%,  12/1/2051 20,660,135
14,168,249 4.500%,  12/1/2052 13,649,049
14,500,000 5.000%,  7/1/2041
h
14,208,552
18,070,000 5.500%,  7/1/2042
h
18,065,866
3,846,768 3.500%,  12/1/2047 3,562,067
1,550,000 4.500%,  7/1/2048
h
1,482,453
7,275,000 3.000%,  7/1/2049
h
6,293,897
1,160,000 3.500%,  7/1/2049
h
1,044,238
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
17,234,943 2.500%,  3/1/2062 13,681,160
4,476,986 3.500%,  7/1/2061 3,959,879
7,202,717 4.000%,  12/1/2061 6,650,744
PRPM, LLC
1,637,733
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
1,646,862
Total 499,726,709
Technology  0.4%
Accenture Capital, Inc.
638,000 4.500%,  10/4/2034 620,911
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052
b
515,595
Amentum Holdings, Inc.
328,000 7.250%,  8/1/2032
c
337,562
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 746,499
Apple, Inc.
973,000 2.650%,  2/8/2051 604,127
582,000 3.750%,  9/12/2047 459,242
Block, Inc.
175,000 3.500%,  6/1/2031 160,522

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Technology  0.4% - continued
$ 728,000 6.500%,  5/15/2032 $ 751,094
Boost Newco Borrower, LLC
483,000 7.500%,  1/15/2031
c
512,712
Broadcom, Inc.
354,000 3.469%,  4/15/2034
c
316,226
1,231,000 3.137%,  11/15/2035
c
1,038,274
1,350,000 3.187%,  11/15/2036
c
1,119,137
600,000 4.926%,  5/15/2037
c
582,314
CACI International, Inc.
116,000 6.375%,  6/15/2033
c
119,706
Central Parent, Inc./CDK Global,
Inc.
276,000 7.250%,  6/15/2029
c
224,294
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 291,901
Clarivate Science Holdings
Corporation
177,000 3.875%,  7/1/2028
c
169,659
Cloud Software Group, Inc.
1,063,000 6.500%,  3/31/2029
c
1,072,900
CommScope Technologies, LLC
176,000 5.000%,  3/15/2027
c
171,416
CommScope, LLC
175,000 4.750%,  9/1/2029
c
170,850
175,000 9.500%,  12/15/2031
b,c
183,262
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
c
82,585
CoreWeave, Inc.
264,000 9.250%,  6/1/2030
c
269,896
Dell International, LLC/EMC
Corporation
486,000 4.750%,  4/1/2028 491,688
Dell, Inc.
563,000 6.500%,  4/15/2038 599,701
Diebold Nixdorf, Inc.
431,000 7.750%,  3/31/2030
c
457,246
Fair Isaac Corporation
308,000 6.000%,  5/15/2033
c
310,823
Fiserv, Inc.
639,000 2.650%,  6/1/2030 585,641
613,000 5.350%,  3/15/2031 635,553
537,000 5.600%,  3/2/2033 556,818
645,000 5.150%,  8/12/2034 647,358
Foundry JV Holdco, LLC
698,000 5.900%,  1/25/2030
c
729,396
300,000 5.900%,  1/25/2033
c
311,004
Gen Digital, Inc.
199,000 7.125%,  9/30/2030
b,c
206,530
87,000 6.250%,  4/1/2033
c
89,335
Global Payments, Inc.
607,000 5.950%,  8/15/2052
b
583,514
923,000 5.300%,  8/15/2029 939,670
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
181,000 4.625%,  5/1/2028
c
171,211
Hewlett Packard Enterprise
Company
85,000 4.400%,  9/25/2027 85,074
528,000 4.850%,  10/15/2031 526,633
Principal
Amount Long-Term Fixed Income  19.2% Value
Technology  0.4% - continued
II-VI, Inc.
$ 164,000 5.000%,  12/15/2029
c
$ 161,070
Intel Corporation
1,028,000 4.900%,  7/29/2045 871,944
ION Trading Technologies SARL
248,000 9.500%,  5/30/2029
c
254,696
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
559,978
580,000 5.250%,  7/15/2030
c
572,067
585,000 4.500%,  2/15/2031
c
557,382
KLA Corporation
923,000 3.300%,  3/1/2050 639,468
Marvell Technology, Inc.
155,000 5.950%,  9/15/2033 163,685
Mastercard, Inc.
729,000 3.950%,  2/26/2048 587,434
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 133,088
Micron Technology, Inc.
197,000 5.650%,  11/1/2032 204,778
Microsoft Corporation
375,000 3.041%,  3/17/2062 240,706
915,000 2.500%,  9/15/2050 561,463
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
145,683
NCR Voyix Corporation
244,000 5.000%,  10/1/2028
c
241,528
151,000 5.125%,  4/15/2029
c
148,726
Neptune Bidco US, Inc.
356,000 9.290%,  4/15/2029
c
346,632
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 495,733
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 475,612
480,000 3.250%,  5/11/2041 353,027
Open Text Corporation
207,000 3.875%,  12/1/2029
c
194,978
Open Text Holdings, Inc.
675,000 4.125%,  2/15/2030
c
637,953
Oracle Corporation
615,000 6.900%,  11/9/2052 684,089
558,000 5.250%,  2/3/2032 572,388
290,000 4.700%,  9/27/2034 281,565
1,815,000 3.850%,  7/15/2036 1,598,083
1,250,000 4.000%,  7/15/2046 964,063
Paychex, Inc.
166,000 5.600%,  4/15/2035 171,588
PayPal Holdings, Inc.
542,000 5.500%,  6/1/2054 531,603
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
c
83,755
Qualcomm, Inc.
765,000 4.750%,  5/20/2032 773,926
RingCentral, Inc.
459,000 8.500%,  8/15/2030
c
491,124
Rocket Software, Inc.
199,000 9.000%,  11/28/2028
c
205,130
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 661,998

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Technology  0.4% - continued
Sabre GLBL, Inc.
$ 45,000 8.625%,  6/1/2027
c
$ 46,069
176,000 11.125%,  7/15/2030
c
184,096
Seagate HDD Cayman
327,350 9.625%,  12/1/2032 369,013
119,000 5.750%,  12/1/2034 117,278
Sensata Technologies BV
392,000 4.000%,  4/15/2029
c
372,824
Sensata Technologies, Inc.
177,000 4.375%,  2/15/2030
c
168,983
95,000 3.750%,  2/15/2031
c
86,595
84,000 6.625%,  7/15/2032
c
86,449
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
400,000 6.750%,  8/15/2032
c
415,428
SS&C Technologies, Inc.
301,000 5.500%,  9/30/2027
c
301,264
87,000 6.500%,  6/1/2032
c
90,316
Synopsys, Inc.
502,000 5.700%,  4/1/2055 499,118
UKG, Inc.
165,000 6.875%,  2/1/2031
c
171,200
Verisk Analytics, Inc.
260,000 5.250%,  3/15/2035 261,472
Viavi Solutions, Inc.
178,000 3.750%,  10/1/2029
c
166,325
VMware, LLC
900,000 2.200%,  8/15/2031 781,144
Xerox Holdings Corporation
31,000 5.000%,  8/15/2025
c
30,837
331,000 5.500%,  8/15/2028
c
252,505
Total 38,415,738
Transportation  0.1%
Air Canada
173,000 3.875%,  8/15/2026
c
171,253
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
327,667 5.500%,  4/20/2026
c
326,915
416,767 5.750%,  4/20/2029
c
416,401
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
c
184,460
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
b,c
208,181
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 457,391
15,000 5.750%,  5/1/2040 15,706
625,000 4.450%,  3/15/2043 550,896
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 542,444
DCLI Bidco, LLC
155,000 7.750%,  11/15/2029
c
157,008
Delta Air Lines, Inc.
407,000 5.250%,  7/10/2030 409,613
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,343,108
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
593,780
Principal
Amount Long-Term Fixed Income  19.2% Value
Transportation  0.1% - continued
JetBlue Airways Corporation/
JetBlue Loyalty, LP
$ 210,000 9.875%,  9/20/2031
c
$ 204,305
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
615,600 6.500%,  6/20/2027
c
616,408
Norfolk Southern Corporation
577,000 5.100%,  5/1/2035 579,914
OneSky Flight, LLC
424,000 8.875%,  12/15/2029
c
441,486
Rand Parent, LLC
436,000 8.500%,  2/15/2030
c
437,814
RXO, Inc.
164,000 7.500%,  11/15/2027
c
167,876
Ryder System, Inc.
464,000 4.850%,  6/15/2030 468,273
Star Leasing Company, LLC
171,000 7.625%,  2/15/2030
c
169,567
Stena International SA
265,000 7.250%,  1/15/2031
c
265,821
Stonepeak Nile Parent, LLC
131,000 7.250%,  3/15/2032
c
138,867
Union Pacific Corporation
1,231,000 2.973%,  9/16/2062 715,491
United Airlines, Inc.
805,000 4.625%,  4/15/2029
c
781,385
United Parcel Service, Inc.
290,000 4.650%,  10/15/2030 293,994
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
102,630
194,000 6.375%,  2/1/2030
b,c
181,871
Total 10,942,858
U.S. Government & Agencies  6.2%
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 2,990,937
89,000 3.625%,  5/15/2053 72,591
7,260,000 1.625%,  11/15/2050 3,824,829
14,500,000 4.750%,  11/15/2053 14,368,594
19,150,000 5.250%,  11/15/2028 20,064,113
2,975,000 4.375%,  5/15/2040 2,907,714
44,475,000 1.375%,  11/15/2040 28,333,702
1,340,000 3.000%,  5/15/2042 1,070,011
5,750,000 3.250%,  5/15/2042 4,756,104
68,726,000 2.500%,  5/15/2046 47,466,578
46,100,000 2.875%,  5/15/2049 33,092,957
U.S. Treasury Notes
39,975,000 2.625%,  1/31/2026 39,606,480
2,300,000 0.500%,  2/28/2026 2,244,836
90,300,000 2.500%,  2/28/2026 89,305,289
6,400,000 4.625%,  2/28/2026 6,417,812
38,900,000 4.375%,  7/31/2026 39,054,992
9,500,000 3.500%,  9/30/2026 9,451,016
7,285,000 2.250%,  11/15/2027 7,044,538
13,950,000 3.875%,  12/31/2027 14,008,852
1,500,000 0.750%,  1/31/2028 1,391,660
30,100,000 3.500%,  1/31/2028 29,947,149
15,300,000 3.625%,  3/31/2028 15,273,703
72,550,000 2.875%,  5/15/2028 70,931,795

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
U.S. Government & Agencies  6.2% - continued
$ 21,000,000 4.375%,  8/31/2028 $ 21,414,258
9,500,000 3.500%,  9/30/2029 9,404,258
270,000 1.375%,  11/15/2031 231,008
32,000,000 4.500%,  11/15/2033 32,870,000
Total 547,545,776
Utilities  0.4%
AES Corporation
1,227,000 3.950%,  7/15/2030
c
1,166,542
Algonquin Power & Utilities
Corporation
459,000 4.750%,  1/18/2082
d
447,674
Alpha Generation, LLC
149,000 6.750%,  10/15/2032
c
153,596
American Water Capital
Corporation
604,000 5.450%,  3/1/2054 584,215
Atmos Energy Corporation
150,000 5.000%,  12/15/2054 136,399
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,001,410
Calpine Corporation
353,000 4.500%,  2/15/2028
c
350,139
Capital Power US Holdings, Inc.
594,000 5.257%,  6/1/2028
c
602,046
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 790,681
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 495,671
1,250,000 4.125%,  5/15/2049 986,392
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 333,844
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 855,842
Dominion Energy, Inc.
81,000 6.875%,  2/1/2055
d
85,211
81,000 7.000%,  6/1/2054
d
86,908
DTE Electric Company
965,000 3.700%,  3/15/2045 747,020
475,000 3.700%,  6/1/2046 361,516
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 819,991
Duke Energy Corporation
117,000 6.450%,  9/1/2054
d
120,254
918,000 5.450%,  6/15/2034 942,860
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 641,533
Enel Finance International NV
629,000 5.125%,  6/26/2029
c
640,709
Entergy Louisiana, LLC
175,000 5.800%,  3/15/2055 175,020
Eversource Energy
769,000 4.750%,  5/15/2026 770,227
Exelon Corporation
585,000 4.700%,  4/15/2050 493,166
983,000 4.450%,  4/15/2046 812,890
FirstEnergy Corporation
769,000 4.850%,  7/15/2047 653,438
Principal
Amount Long-Term Fixed Income  19.2% Value
Utilities  0.4% - continued
Georgia Power Company
$ 523,000 4.950%,  5/17/2033 $ 527,051
303,000 5.250%,  3/15/2034 309,008
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 695,107
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
394,490
Lightning Power, LLC
326,000 7.250%,  8/15/2032
c
343,099
Long Ridge Energy, LLC
261,000 8.750%,  2/15/2032
c
271,115
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 726,611
National Rural Utilities Cooperative
Finance Corporation
292,000 3.700%,  3/15/2029 286,291
NextEra Energy Capital Holdings,
Inc.
572,000 5.900%,  3/15/2055 573,804
213,000 5.300%,  3/15/2032 219,400
NiSource, Inc.
82,000 6.375%,  3/31/2055
d
82,464
900,000 5.650%,  2/1/2045 877,700
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
132,957
240,000 5.250%,  6/15/2029
c
238,686
138,000 6.000%,  2/1/2033
c
139,375
271,000 6.250%,  11/1/2034
c
276,108
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 773,965
618,000 5.550%,  5/15/2029 627,965
538,000 4.550%,  7/1/2030 525,100
300,000 5.800%,  5/15/2034 299,940
PG&E Corporation
100,000 7.375%,  3/15/2055
d
94,702
137,000 5.000%,  7/1/2028 133,445
PPL Capital Funding, Inc.
640,000 5.250%,  9/1/2034 645,146
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 434,124
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 635,300
Public Service Enterprise Group,
Inc.
834,000 4.900%,  3/15/2030 848,326
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 730,141
Southern California Edison
Company
224,000 5.450%,  3/1/2035 219,882
Southern Company
1,231,000 5.113%,  8/1/2027 1,249,488
885,000 4.850%,  3/15/2035 865,143
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 503,811
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 465,722

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  19.2% Value
Utilities  0.4% - continued
Talen Energy Supply, LLC
$ 329,000 8.625%,  6/1/2030
c
$ 352,578
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
c
742,361
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 208,522
850,000 4.600%,  12/1/2048 720,487
Vistra Corporation
163,000 8.000%,  10/15/2026
c,d,j
166,952
407,000 7.000%,  12/15/2026
c,d,j
411,897
Vistra Operations Company, LLC
489,000 5.000%,  7/31/2027
c
488,399
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 451,777
257,000 5.600%,  4/15/2035 262,374
XPLR Infrastructure Operating
Partners, LP
566,000 3.875%,  10/15/2026
c
552,978
52,000 8.375%,  1/15/2031
b,c
55,541
52,000 8.625%,  3/15/2033
b,c
55,732
Total 34,870,258
Total Long-Term Fixed Income
(cost $1,787,220,879) 1,689,544,886
Shares Private Equity Funds 1.2% Value
Secondary  1.2%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,a,l
17,009,688
1 ASF IX LP
*,a,l
14,280,454
1 ASF VIII Sidecar (Cayman), LP
*,a,l
4,243,184
1 Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF
*,a,l
11,079,273
1 LCP X (Offshore), LP
*,a,l
37,334,648
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,a,l
22,936,313
Total 106,883,560
Total Private Equity Funds
(cost $85,443,409) 106,883,560
Shares
Collateral Held for Securities
Loaned 0.3% Value
20,554,898 Thrivent Cash Management Trust 20,554,898
Total Collateral Held for
Securities Loaned
(cost $20,554,898) 20,554,898
Shares or
Principal
Amount Short-Term Investments 18.7% Value
Federal Home Loan Bank Discount
Notes
400,000 4.210%, 7/10/2025
m,n
$ 399,537
10,000,000 4.205%, 7/11/2025
m,n
9,987,258
600,000 4.195%, 7/15/2025
m,n
598,957
1,300,000 4.215%, 7/16/2025
m,n
1,297,591
17,600,000 4.200%, 7/28/2025
m,n
17,542,917
600,000 4.221%, 7/30/2025
m,n
597,915
6,300,000 4.222%, 8/1/2025
m,n
6,276,368
100,000 4.225%, 8/6/2025
m,n
99,566
700,000 4.215%, 8/11/2025
m,n
696,554
400,000 4.225%, 8/15/2025
m,n
397,843
400,000 4.225%, 9/12/2025
m,n
396,547
3,200,000 4.198%, 9/16/2025
m,n
3,170,880
9,100,000 4.200%, 9/26/2025
m,n
9,006,573
Federal Home Loan Mortgage
Corporation Discount Notes
8,400,000 4.130%, 7/14/2025
m,n
8,386,378
1,400,000 4.150%, 7/28/2025
m,n
1,395,459
200,000 4.180%, 8/11/2025
m,n
199,015
19,000,000 4.205%, 9/5/2025
m,n
18,851,483
800,000 4.185%, 9/8/2025
m,n
793,467
4,100,000 4.180%, 9/22/2025
m,n
4,059,820
Federal National Mortgage
Association Discount Notes
1,500,000 4.140%, 7/10/2025
m,n
1,498,263
1,600,000 4.160%, 7/14/2025
m,n
1,597,405
9,400,000 4.145%, 7/21/2025
m,n
9,377,135
13,000,000 4.200%, 8/8/2025
m,n
12,940,568
14,900,000 4.200%, 8/22/2025
m,n
14,807,430
23,600,000 4.185%, 9/19/2025
m,n
23,376,980
State Street Institutional U.S.
Government Money Market
Fund
788,859,976 4.268%
m
788,859,976
Thrivent Core Short-Term Reserve
Fund
70,142,825 4.600% 701,428,248
U.S. Treasury Bills
1,900,000 4.180%, 7/3/2025
m
1,899,558
300,000 4.192%, 7/8/2025
m,o
299,758
300,000 4.213%, 7/10/2025
m,o
299,686
1,900,000 4.213%, 7/17/2025
m,p
1,896,504
500,000 4.271%, 8/7/2025
m,p
497,816
400,000 4.256%, 8/12/2025
m,p
397,992
400,000 4.255%, 8/14/2025
m,p
397,895
1,700,000 4.195%, 9/25/2025
m,p
1,682,984
Total Short-Term Investments
(cost $1,645,374,298) 1,645,412,326
Total Investments (cost
$7,361,302,544) 100.3% $8,815,415,374
Other Assets and Liabilities, Net
(0.3%) (29,843,377)
Total Net Assets 100.0% $8,785,571,997

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $310,078,955 or 3.5% of
total net assets.
d Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At June 30, 2025, $39,963 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of June 30, 2025 was $107,581,310 or
1.22% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 13,396,958
ASF IX LP  3/18/2024 11,664,842
ASF VIII Sidecar (Cayman), LP  6/28/2024 3,441,786
Credit Suisse Group AG  9/5/2018 900,000
Security
Acquisition
Date Cost
Crown Global Secondaries VI
Feeder S.A., SICAV-RAIF  2/15/2024 $ 8,288,000
LCP X (Offshore), LP  10/25/2023 28,672,973
SoftBank Corporation, 7/9/2035 6/30/2025 637,000
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 19,978,850
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 17,676,738
Common Stock 2,142,299
Total lending $19,819,037
Gross amount payable upon return of
collateral for securities loaned $20,554,898
Net amounts due to counterparty $735,861
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,654,684,304
Gross unrealized depreciation (194,844,659)
Net unrealized appreciation (depreciation) $ 1,459,839,645
Cost for federal income tax purposes $ 7,388,796,521

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,015,187,583 3,015,187,583 – –
U.S. Unaffiliated 49,214,013 49,214,013 – –
Common Stock
Communications Services 227,849,653 227,849,653 – –
Consumer Discretionary 271,465,049 271,465,049 – –
Consumer Staples 44,458,410 44,458,410 – –
Energy 39,988,178 39,988,178 – –
Financials 258,501,010 258,501,010 – –
Health Care 191,715,298 191,715,298 – –
Industrials 191,438,838 190,984,858 453,980 –
Information Technology 679,967,149 679,760,192 206,957 –
Materials 43,147,358 43,094,989 52,369 –
Real Estate 43,484,696 43,484,696 – –
Utilities 29,229,345 29,229,345 – –
Long-Term Fixed Income
Asset-Backed Securities 38,984,776 – 38,984,776 –
Basic Materials 14,504,265 – 14,504,265 –
Capital Goods 31,211,912 – 31,211,912 –
Collateralized Mortgage Obligations 88,870,440 – 88,870,440 –
Commercial Mortgage-Backed Securities 33,457,809 – 33,457,809 –
Communications Services 46,236,806 – 46,236,806 –
Consumer Cyclical 52,147,034 – 52,147,034 –
Consumer Non-Cyclical 57,101,367 – 57,101,367 –
Energy 41,133,614 – 41,133,614 –
Financials 152,521,968 – 152,521,968 –
Foreign Government 1,873,556 – 1,873,556 –
Mortgage-Backed Securities 499,726,709 – 499,726,709 –
Technology 38,415,738 – 38,415,738 –
Transportation 10,942,858 – 10,942,858 –
U.S. Government & Agencies 547,545,776 – 547,545,776 –
Utilities 34,870,258 – 34,870,258 –
Private Equity Funds
Secondary 106,883,560 – – 106,883,560
Short-Term Investments 943,984,078 788,859,976 155,124,102 –
Subtotal Investments in Securities $7,826,059,104 $5,873,793,250 $1,845,382,294 $106,883,560
Other Investments  * Total
Affiliated Short-Term Investments 701,428,248
U.S. Affiliated Registered Investment Cos. 267,373,124
Collateral Held for Securities Loaned 20,554,898
Subtotal Other Investments $989,356,270
Total Investments at Value $8,815,415,374
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderate
Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 51,418,888 51,418,888 – –
Credit Default Swaps 2,055,360 – 2,055,360 –
Total Asset Derivatives $53,474,248 $51,418,888 $2,055,360 $–
Liability Derivatives
Futures Contracts 19,019,151 18,280,302 738,849 –
Total Return Swaps 1,234,305 – 1,234,305 –
Total Liability Derivatives $20,253,456 $18,280,302 $1,973,154 $–
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
6/30/2025
Private Equity Funds
 Secondary $81,176,498 $- $7,102,338 $18,604,724 $- $- $- $106,883,560
Total  $81,176,498 $- $7,102,338 $18,604,724 $- $- $- $106,883,560
 Investments in Securities
Ending
 Value
6/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
   Secondary 106,883,560
Adjusted reported investment of
net asset value   Fair Value adjustment ** N/A
Total  106,883,560

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$147,751,909 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 818 September 2025 $ 89,880,016 $ 1,838,234
CBOT 2-Yr. U.S. Treasury Note 1,170 September 2025 242,421,578 965,847
CBOT 5-Yr. U.S. Treasury Note 1,374 September 2025 147,912,556 1,853,444
CBOT U.S. Long Bond 276 September 2025 30,597,973 1,271,402
CME E-mini Russell 2000 Index 24 September 2025 2,585,182 44,858
CME E-mini S&P 500 Index 5,903 September 2025 1,803,112,421 42,681,891
CME E-mini S&P Mid-Cap 400 Index 4 September 2025 1,231,648 18,552
CME Ultra Long Term U.S. Treasury Bond 291 September 2025 33,061,179 1,604,196
Ultra 10-Yr. U.S. Treasury Note 347 September 2025 38,509,709 1,140,464
Total Futures Long Contracts $ 2,389,312,262 $ 51,418,888
CME E-mini Russell 2000 Index (392) September 2025 ( $ 41,994,489) ( $ 962,831)
CME E-mini S&P Mid-Cap 400 Index (900) September 2025 (273,000,761) (8,294,239)
CME Euro Foreign Exchange Currency (542) September 2025 (77,885,985) (2,302,915)
Eurex Euro STOXX 50 Index (1,932) September 2025 (120,516,095) (738,849)
ICE mini MSCI EAFE Index (2,358) September 2025 (312,210,005) (3,962,425)
ICE US mini MSCI Emerging Markets Index (1,465) September 2025 (87,595,983) (2,757,892)
Total Futures Short Contracts ( $ 913,203,318) ($19,019,151)
Total Futures Contracts $ 1,476,108,944 $32,399,737

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's credit default swap contracts held as of June 30, 2025. Investments totaling
$3,579,488 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 37,952,000) $ – $ 2,055,360 $ 2,055,360
Total Credit Default Swaps $– $2,055,360 $2,055,360
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderate Allocation Portfolio's total return swap contracts held as of June 30, 2025. Investments totaling
$1,030,023 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 24,104,085 ( $ 1,234,305) $ – ( $ 1,234,305)
Total Return Swaps ( $ 1,234,305) $ – ($1,234,305)
# Payment made on Termination Date

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 42,745,301
Total Equity Contracts 42,745,301
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,673,587
Total Interest Rate Contracts 8,673,587
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 2,055,360
Total Credit Contracts 2,055,360
Total Asset Derivatives $53,474,248
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,302,915
Total Foreign Exchange Contracts 2,302,915
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,716,236
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 1,234,305
Total Equity Contracts 17,950,541
Total Liability Derivatives $20,253,456
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (12,990,126)
Total Equity Contracts
(12,990,126)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (9,347,743)
Total Foreign Exchange Contracts (9,347,743)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (2,697,132)
Total Interest Rate Contracts
(2,697,132)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 372,371
Total Credit Contracts
372,371
Total ($24,662,630)

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (4,095,872)
Total Foreign Exchange Contracts (4,095,872)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 41,019,430
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 542,638
Total Equity Contracts 41,562,068
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 12,171,143
Total Interest Rate Contracts 12,171,143
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 2,055,360
Total Credit Contracts 2,055,360
Total $51,692,699
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,668,689,510
Futures - Short (1,033,838,524)
Total Return Swaps - Short (1,542,951)
Interest Rate Contracts
Futures - Long 600,783,569
Futures - Short (316,528)
Foreign Exchange Contracts
Futures - Short (109,874,668)
Credit Contracts
Credit Default Swaps - Sell Protection 886,196

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $147,942 $4,214 $18,575 $137,123 16,422 1.5%
Core Emerging Markets Equity 58,114 – – 66,255 6,262 0.8
Core Low Volatility Equity 6,121 – – 6,632 550 0.1
Core Mid Cap Value 110,125 – 69,000 39,975 3,729 0.5
Core Small Cap Value 53,644 – 34,011 17,388 1,690 0.2
Global Stock 548,857 62,664 – 602,803 40,897 6.9
High Yield 111,350 3,412 12,024 104,112 24,557 1.2
Income 322,135 7,072 47,088 287,972 32,274 3.3
International Equity 306,451 7,969 – 365,070 32,704 4.2
International Index 69,162 1,814 – 83,193 5,289 1.0
Large Cap Value 1,022,828 148,299 – 1,095,693 49,991 12.5
Mid Cap Stock 393,239 44,397 190,010 205,794 10,722 2.3
Short-Term Bond 184,322 3,590 24,890 165,039 16,698 1.8
Small Cap Stock 188,456 11,391 73,000 105,512 6,058 1.1
Total U.S. Affiliated Registered Investment
Companies 3,522,746 3,282,561 37.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1,430,631 201,890 931,093 701,428 70,143 8.0
Total Affiliated Short-Term Investments 1,430,631 701,428 8.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,075 529,728 519,248 20,555 20,555 0.3
Total Collateral Held for Securities Loaned 10,075 20,555 0.3
Total Value $4,963,452 $4,004,544
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,009) $7,551 $ – $4,214
Core Emerging Markets Equity – 8,141 – –
Core Low Volatility Equity – 511 – –
Core Mid Cap Value Fund 5,972 (7,122) – –
Core Small Cap Value Fund 3,404 (5,649) – –
Global Stock – (8,718) 52,054 10,611
High Yield (1,652) 3,026 – 3,408
Income (5,523) 11,376 – 6,976
International Equity – 50,650 – 7,969
International Index – 12,217 – 1,813
Large Cap Value – (75,434) 131,088 17,211
Mid Cap Stock 19,035 (60,867) 41,269 3,128
Short-Term Bond (40) 2,057 – 3,590
Small Cap Stock (3,504) (17,831) 10,312 1,078
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 67 (67) – 20,183
Total Income/Non Cash Income from Affiliated
Investments $80,181
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $13,750 ($80,159) $ 234,723

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies   43.7% Value
U.S. Affiliated   43.3%
6,284,518 Thrivent Core Emerging Markets
Debt Fund $ 52,475,725
13,875,253 Thrivent Core Emerging Markets
Equity Fund 146,800,177
5,137,191 Thrivent Core International Equity
Fund 63,084,702
516,927 Thrivent Core Low Volatility Equity
Fund 6,234,138
5,070,297 Thrivent Core Mid Cap Value Fund 54,353,589
2,916,607 Thrivent Core Small Cap Value
Fund 30,011,888
45,420,108 Thrivent Global Stock Portfolio 669,478,767
9,399,496 Thrivent High Yield Portfolio 39,850,105
12,234,354 Thrivent Income Portfolio 109,164,690
54,775,892 Thrivent International Equity
Portfolio 611,452,329
3,761,011 Thrivent International Index
Portfolio 59,159,198
40,188,727 Thrivent Large Cap Value Portfolio 880,840,442
14,551,575 Thrivent Mid Cap Stock Portfolio 279,300,029
6,383,510 Thrivent Short-Term Bond Portfolio 63,092,698
9,093,734 Thrivent Small Cap Stock Portfolio 158,373,739
Total 3,223,672,216
U.S. Unaffiliated   0.4%
13,234 Invesco QQQ Trust Series 1 7,300,404
14,857 Invesco Senior Loan ETF
a
310,809
632 iShares Russell 2000 Index Fund 136,379
37,570 SPDR S&P 500 ETF Trust 23,212,624
16,590 SPDR S&P Biotech ETF 1,375,809
4,650 SPDR S&P Software & Services
ETF 882,663
4,410 VanEck Semiconductor ETF 1,229,861
Total 34,448,549
Total Registered Investment
Companies (cost $2,555,500,902) 3,258,120,765
Shares Common Stock 25.7% Value
Communications Services  2.8%
39,797 Alphabet, Inc., Class A 7,013,425
331,128 Alphabet, Inc., Class C 58,738,796
21,565 AMC Networks, Inc.
b
135,213
5,367 Angi, Inc.
b
81,900
109,433 AT&T, Inc. 3,166,991
10,485 Bandwidth, Inc.
b
166,711
67,888 CarGurus, Inc.
b
2,272,211
1,001 Charter Communications, Inc.
b
409,219
1,999 Cogent Communications Holdings 96,372
46,221 Comcast Corporation 1,649,627
68,619 E.W. Scripps Company
b
201,740
1,807 Electronic Arts, Inc. 288,578
5,681 Entravision Communications
Corporation 13,180
2,177 Fox Corporation, Class B 112,399
16,648 Iridium Communications, Inc. 502,270
4,953 John Wiley and Sons, Inc. 221,052
34,586 Liberty Global, Ltd., Class A
b
346,206
16,606 Liberty Latin America, Ltd., Class
A
b
101,297
1,670 Liberty Media Corporation-Liberty
Formula One Group
b
174,515
Shares Common Stock  25.7% Value
Communications Services  2.8% - continued
2,071 Liberty Media Corporation-Liberty
Live Group
b
$ 168,082
20,045 Magnite, Inc.
b
483,485
8,311 Match Group, Inc. 256,727
116,829 Meta Platforms, Inc. 86,230,317
14,967 Netflix, Inc.
b
20,042,759
19,205 New York Times Company 1,075,096
7,930 News Corporation, Class A 235,680
49,716 Pinterest, Inc.
b
1,782,816
227 Reddit, Inc.
b
34,179
22,699 Sirius XM Holdings, Inc. 521,396
16,077 Spotify Technology SA
b
12,336,525
486 Take-Two Interactive Software,
Inc.
b
118,025
3,109 TechTarget, Inc.
b
24,157
8,948 Telephone and Data Systems, Inc. 318,370
1,170 TKO Group Holdings, Inc. 212,881
6,363 T-Mobile US, Inc. 1,516,048
15,710 Trade Desk, Inc.
b
1,130,963
37,924 Verizon Communications, Inc. 1,640,971
19,866 Walt Disney Company 2,463,583
39,484 Warner Brothers Discovery, Inc.
b
452,487
Total 206,736,249
Consumer Discretionary  3.4%
13,107 Adient plc
b
255,062
30,301 ADT, Inc. 256,649
2,275 Advance Auto Parts, Inc. 105,765
473,852 Amazon.com, Inc.
b
103,958,390
37,317 American Axle & Manufacturing
Holdings, Inc.
b
152,253
13,670 American Eagle Outfitters, Inc. 131,505
9,035 Aptiv plc
b
616,368
3,689 Aramark 154,458
5,554 Autoliv, Inc. 621,493
190 AutoZone, Inc.
b
705,324
23,451 Bath & Body Works, Inc. 702,592
127,108 Best Buy Company, Inc. 8,532,760
356 Booking Holdings, Inc. 2,060,969
7,818 Boot Barn Holdings, Inc.
b
1,188,336
25,857 BorgWarner, Inc. 865,692
3,809 Bright Horizons Family Solutions,
Inc.
b
470,754
1,569 Build-A-Bear Workshop, Inc. 80,898
3,886 CarMax, Inc.
b
261,178
2,073 Carnival Corporation
b
58,293
397 Carvana Company
b
133,773
169 Cavco Industries, Inc.
b
73,419
13,223 Champion Homes, Inc.
b
827,892
11,811 Chewy, Inc.
b
503,385
24,243 Chipotle Mexican Grill, Inc.
b
1,361,244
2,245 Columbia Sportswear Company 137,125
10,934 Coursera, Inc.
b
95,782
1,131 Crocs, Inc.
b
114,548
4,262 D.R. Horton, Inc. 549,457
23,565 Dana, Inc. 404,140
727 Darden Restaurants, Inc. 158,464
8,619 Deckers Outdoor Corporation
b
888,360
72,710 DoorDash, Inc.
b
17,923,742
1,996 Dorman Products, Inc.
b
244,849
224 Dutch Bros, Inc.
b
15,315
6,289 eBay, Inc. 468,279
4,723 Etsy, Inc.
b
236,906
54,223 Expedia Group, Inc. 9,146,336
2,111 Five Below, Inc.
b
276,921

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Consumer Discretionary  3.4% - continued
10,859 Fox Factory Holding Corporation
b
$ 281,682
3,768 Frontdoor, Inc.
b
222,086
23,001 Gap, Inc. 501,652
2,712 Garmin, Ltd. 566,049
41,918 Gentex Corporation 921,777
8,332 GigaCloud Technology, Inc.
a,b
164,807
11,318 Goodyear Tire & Rubber
Company
b
117,368
7,356 Grand Canyon Education, Inc.
b
1,390,284
176 Group 1 Automotive, Inc. 76,861
20,080 Hanesbrands, Inc.
b
91,966
19,218 Hasbro, Inc. 1,418,673
25,192 Hilton Worldwide Holdings, Inc. 6,709,637
53,721 Home Depot, Inc. 19,696,267
9,647 Installed Building Products, Inc. 1,739,547
15,688 Kohl's Corporation
a
133,034
625 Laureate Education, Inc.
b
14,613
2,636 La-Z-Boy, Inc. 97,980
1,971 Lear Corporation 187,206
414 Lithia Motors, Inc. 139,858
11,157 LKQ Corporation 412,921
2,454 Lowe's Companies, Inc. 544,469
4,095 Lululemon Athletica, Inc.
b
972,890
21,925 Mattel, Inc.
b
432,361
4,237 McDonald's Corporation 1,237,924
16,888 Modine Manufacturing Company
b
1,663,468
6,547 Mohawk Industries, Inc.
b
686,387
1,887 Murphy USA, Inc. 767,632
7,848 National Vision Holdings, Inc.
b
180,582
133 NVR, Inc.
b
982,293
69,930 O'Reilly Automotive, Inc.
b
6,302,791
1,354 Planet Fitness, Inc.
b
147,654
3,433 Pool Corporation 1,000,651
2,448 Ralph Lauren Corporation 671,437
6,353 Revolve Group, Inc.
b
127,378
491 RH
b
92,804
17,089 Ross Stores, Inc. 2,180,215
681 Royal Caribbean Cruises, Ltd. 213,248
7,101 Service Corporation International/
US 578,021
16,126 SharkNinja, Inc.
b
1,596,313
2,453 Six Flags Entertainment
Corporation
b
74,645
18,575 Sony Group Corporation ADR 483,507
19,282 Stoneridge, Inc.
b
135,745
2,342 Strategic Education, Inc. 199,374
7,043 Tapestry, Inc. 618,446
106,189 Tesla, Inc.
b
33,731,998
821 Texas Roadhouse, Inc. 153,864
2,624 Toll Brothers, Inc. 299,477
169 TopBuild Corporation
b
54,712
7,901 Travel + Leisure Company 407,771
698 Ulta Beauty, Inc.
b
326,538
968 Urban Outfitters, Inc.
b
70,219
214 Vail Resorts, Inc.
a
33,626
5,228 Valvoline, Inc.
b
197,984
20,096 VF Corporation 236,128
2,734 Visteon Corporation
b
255,082
2,152 Wayfair, Inc.
b
110,053
6,297 Wingstop, Inc. 2,120,452
285 Winmark Corporation 107,619
22,677 Wyndham Hotels & Resorts, Inc. 1,841,599
1,106 Wynn Resorts, Ltd. 103,599
Shares Common Stock  25.7% Value
Consumer Discretionary  3.4% - continued
2,489 Yum! Brands, Inc. $ 368,820
Total 251,932,720
Consumer Staples  0.6%
8,132 Albertsons Companies, Inc. 174,919
2,320 Archer-Daniels-Midland Company 122,450
2,945 BellRing Brands, Inc.
b
170,604
13,089 BJ's Wholesale Club Holdings,
Inc.
b
1,411,387
689 Bunge Global SA 55,313
3,658 Casey's General Stores, Inc. 1,866,568
1,330 Celsius Holdings, Inc.
b
61,699
3,009 Church & Dwight Company, Inc. 289,195
20,240 Colgate-Palmolive Company 1,839,816
51,964 Conagra Brands, Inc. 1,063,703
1,416 Costco Wholesale Corporation 1,401,755
48,160 Coty, Inc.
b
223,944
6,845 Darling Ingredients, Inc.
b
259,699
11,486 Dole plc 160,689
1,926 Ingredion, Inc. 261,204
18,667 J & J Snack Foods Corporation 2,117,024
1,901 John B. Sanfilippo & Son, Inc. 120,219
42,274 Kenvue, Inc. 884,795
14,030 Keurig Dr Pepper, Inc. 463,832
1,488 Kimberly-Clark Corporation 191,833
907 Kraft Heinz Company 23,419
631 Lancaster Colony Corporation 109,018
1,722 Maplebear, Inc.
b
77,903
7,974 McCormick & Company, Inc. 604,589
9,873 Monster Beverage Corporation
b
618,445
14,756 Philip Morris International, Inc. 2,687,510
2,491 Primo Brands Corporation 73,783
39,160 Procter & Gamble Company 6,238,971
15,435 Sysco Corporation 1,169,047
1,266 Turning Point Brands, Inc. 95,925
2,602 Tyson Foods, Inc. 145,556
8,923 Unilever plc ADR 545,820
5,713 US Foods Holding Corporation
b
439,958
44,388 Vita Coco Company, Inc.
b
1,602,407
167,536 Walmart, Inc. 16,381,670
Total 43,954,669
Energy  0.5%
96,497 Antero Midstream Corporation 1,828,618
18,674 Antero Resources Corporation
b
752,189
11,084 APA Corporation 202,726
41,662 Archrock, Inc. 1,034,467
69,729 Baker Hughes Company 2,673,410
34,367 Berry Corporation 95,197
6,021 Cactus, Inc. 263,238
8,892 Cheniere Energy, Inc. 2,165,380
2,677 Chord Energy Corporation 259,267
14,660 Civitas Resources, Inc. 403,443
86,925 ConocoPhillips 7,800,649
11,980 Crescent Energy Company 103,028
21,320 Devon Energy Corporation 678,189
15,796 DHT Holdings, Inc. 170,755
6,125 DT Midstream, Inc. 673,199
21,984 Enterprise Products Partners, LP 681,724
17,077 EOG Resources, Inc. 2,042,580
3,718 EQT Corporation 216,834
2,952 Expand Energy Corporation 345,207
28,061 Exxon Mobil Corporation 3,024,976
3,887 Gulfport Energy Corporation
b
781,948

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Energy  0.5% - continued
23,254 Halliburton Company $ 473,917
17,936 Hess Midstream, LP 690,715
6,403 HF Sinclair Corporation 263,035
3,828 Kimbell Royalty Partners, LP 53,439
67,513 Kinder Morgan, Inc. 1,984,882
5,956 Kodiak Gas Services, Inc. 204,112
74,953 Kosmos Energy, Ltd.
b
128,919
4,048 Marathon Petroleum Corporation 672,413
14,784 Matador Resources Company 705,492
1,335 Natural Gas Services Group, Inc.
b
34,456
5,293 Noble Corporation plc 140,529
3,386 Occidental Petroleum Corporation 142,246
14,107 Oceaneering International, Inc.
b
292,297
9,500 Oil States International, Inc.
b
50,920
5,304 ONEOK, Inc. 432,966
14,680 Ovintiv, Inc. 558,574
6,016 Par Pacific Holdings, Inc.
b
159,604
25,940 Permian Resources Corporation 353,303
1,319 Phillips 66 157,357
7,861 Range Resources Corporation 319,707
957 Ranger Energy Services, Inc. 11,427
4,095 Shell plc ADR 288,329
4,668 SM Energy Company 115,346
8,136 Talos Energy, Inc.
b
68,993
276 Targa Resources Corporation 48,046
78,019 TechnipFMC plc 2,686,974
616 Valero Energy Corporation 82,803
15,289 Vital Energy, Inc.
b
246,000
289 Weatherford International plc 14,540
46,086 Williams Companies, Inc. 2,894,662
Total 40,473,027
Financials  3.3%
1,059 1st Source Corporation 65,732
1,472 Affiliated Managers Group, Inc. 289,645
7,189 Affirm Holdings, Inc.
b
497,047
1,449 Aflac, Inc. 152,812
61,616 AGNC Investment Corporation 566,251
5,174 Allstate Corporation 1,041,578
15,066 Ally Financial, Inc. 586,821
25,554 Amalgamated Financial
Corporation 797,285
37,842 American Express Company 12,070,841
5,674 American International Group, Inc. 485,638
14,651 Ameriprise Financial, Inc. 7,819,678
4,686 Ameris Bancorp 303,184
2,044 AMERISAFE, Inc. 89,384
18,912 Annaly Capital Management, Inc. 355,924
2,274 Arch Capital Group, Ltd. 207,048
7,940 Ares Management Corporation 1,375,208
4,105 Arthur J. Gallagher & Company 1,314,093
9,507 Artisan Partners Asset
Management, Inc. 421,445
31,820 Associated Banc-Corp 776,090
2,606 Assurant, Inc. 514,659
2,930 Atlantic Union Bankshares
Corporation 91,650
3,606 Axis Capital Holdings, Ltd. 374,375
79,132 Bank of America Corporation 3,744,526
136 Bank of Hawaii Corporation 9,184
1,354 Bank of Marin Bancorp 30,925
2,330 Bank of N.T. Butterfield & Son, Ltd. 103,172
10,739 Bank of New York Mellon
Corporation 978,430
3,502 Bank OZK 164,804
Shares Common Stock  25.7% Value
Financials  3.3% - continued
476 Bank7 Corporation $ 19,911
3,741 BankFinancial Corporation 43,283
13,515 BankUnited, Inc. 480,999
5,578 Bar Harbor Bankshares 167,117
7,033 BCB Bancorp, Inc. 59,218
12,106 Berkshire Hathaway, Inc.
b
5,880,732
20,169 Berkshire Hills Bancorp, Inc. 505,032
1,134 BlackRock, Inc. 1,189,850
4,002 Blackstone Mortgage Trust, Inc. 77,038
3,707 Block, Inc.
b
251,817
51,871 Blue Owl Capital, Inc. 996,442
16,463 Bridgewater Bancshares, Inc.
b
261,926
16,080 Brookline Bancorp, Inc. 169,644
4,982 Brown & Brown, Inc. 552,354
4,513 Burke & Herbert Financial Services
Corporation 269,561
7,325 Business First Bancshares, Inc. 180,561
10,177 Byline Bancorp, Inc. 272,031
5,978 Cadence Bank 191,176
489 Camden National Corporation 19,844
2,315 Capital City Bank Group, Inc. 91,095
6,566 Capital One Financial Corporation 1,396,982
31,501 Capitol Federal Financial, Inc. 192,156
7,955 Carlyle Group, Inc. 408,887
697 Cathay General Bancorp 31,734
13,498 Cboe Global Markets, Inc. 3,147,869
12,309 Central Pacific Financial
Corporation 345,021
66,916 Charles Schwab Corporation 6,105,416
11,736 Chimera Investment Corporation 162,778
599 ChoiceOne Financial Services, Inc. 17,191
2,168 Chubb, Ltd. 628,113
2,016 Cincinnati Financial Corporation 300,223
11,509 Citigroup, Inc. 979,646
2,081 Citizens Financial Group, Inc. 93,125
3,854 CME Group, Inc. 1,062,239
6,117 CNB Financial Corporation 139,835
9,870 CNO Financial Group, Inc. 380,785
1,505 Coinbase Global, Inc.
b
527,487
3,953 Colony Bankcorp, Inc. 65,106
7,194 Columbia Banking System, Inc. 168,196
5,388 Comerica, Inc. 321,394
4,826 Commerce Bancshares, Inc. 300,032
308 Community Financial System, Inc. 17,516
9,852 Community Trust Bancorp, Inc. 521,368
1,979 Community West Bancshares 38,610
4,790 ConnectOne Bancorp, Inc. 110,936
2,280 Cullen/Frost Bankers, Inc. 293,071
679 Customers Bancorp, Inc.
b
39,884
433 CVB Financial Corporation 8,569
510 Diamond Hill Investment Group,
Inc. 74,108
2,350 Donnelley Financial Solutions, Inc.
b
144,878
10,259 Dynex Capital, Inc. 125,365
8,117 Eagle Bancorp, Inc. 158,119
6,462 East West Bancorp, Inc. 652,533
3,592 Eastern Bankshares, Inc. 54,850
264 Enact Holdings, Inc. 9,808
3,430 Enova International, Inc.
b
382,514
4,328 Enterprise Financial Services
Corporation 238,473
4,583 Equitable Holdings, Inc. 257,106
4,210 Equity Bancshares, Inc. 171,768
4,154 Essent Group, Ltd. 252,272
785 Evercore, Inc. 211,966

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Financials  3.3% - continued
19,409 F.N.B. Corporation $ 282,983
3,131 FactSet Research Systems, Inc. 1,400,434
5,685 Farmers National Banc
Corporation 78,396
707 Federal Agricultural Mortgage
Corporation 137,356
20,410 Federated Hermes, Inc. 904,571
8,240 Fidelity National Information
Services, Inc. 670,818
4,195 Fifth Third Bancorp 172,540
4,500 Financial Institutions, Inc. 115,560
7,899 First American Financial
Corporation 484,920
28,672 First Bancorp/Puerto Rico 597,238
287 First Citizens BancShares, Inc./NC 561,507
13,898 First Financial Bancorp 337,165
2,816 First Financial Bankshares, Inc. 101,320
6,087 First Financial Corporation 329,855
1,988 First Hawaiian, Inc. 49,620
21,869 First Horizon Corporation 463,623
5,896 First Internet Bancorp 158,602
988 First Interstate BancSystem, Inc. 28,474
7,024 First Merchants Corporation 269,019
7,072 First Mid-Illinois Bancshares, Inc. 265,129
2,312 FirstCash Holdings, Inc. 312,444
16,869 Fiserv, Inc.
b
2,908,384
4,899 Flagstar Financial, Inc. 51,929
11,396 Flushing Financial Corporation 135,384
2,534 Flywire Corporation
b
29,648
5,066 Franklin Resources, Inc. 120,824
52,970 Fulton Financial Corporation 955,579
14,087 Genworth Financial, Inc.
b
109,597
29,649 Glacier Bancorp, Inc. 1,277,279
1,183 Global Payments, Inc. 94,687
9,357 Great Southern Bancorp, Inc. 550,004
301 Hamilton Lane, Inc. 42,778
2,212 Hancock Whitney Corporation 126,969
1,943 Hanover Insurance Group, Inc. 330,057
9,699 HarborOne Bancorp, Inc. 113,284
3,817 Hartford Insurance Group, Inc. 484,263
611 HBT Financial, Inc. 15,403
2,419 Heritage Commerce Corporation 24,021
5,506 Home BancShares, Inc. 156,701
7,728 Hometrust Bancshares, Inc. 289,104
17,472 Horizon Bancorp, Inc. 268,719
15,643 Houlihan Lokey, Inc. 2,814,958
8,300 Huntington Bancshares, Inc./OH 139,108
134 Independent Bank Corporation/MA 8,427
7,956 Independent Bank Corporation/MI 257,854
42,672 Intercontinental Exchange, Inc. 7,829,032
22,676 Invesco, Ltd. 357,601
983 Investar Holding Corporation 18,992
13,917 Jack Henry & Associates, Inc. 2,507,426
34,086 Janus Henderson Group plc 1,323,900
2,554 Jefferies Financial Group, Inc. 139,678
82,009 JPMorgan Chase & Company 23,775,229
26,117 Kearny Financial Corporation/MD 168,716
1,919 Kemper Corporation 123,852
30,868 KeyCorp 537,721
457 Kinsale Capital Group, Inc. 221,142
2,847 LendingTree, Inc.
b
105,538
2,037 M&T Bank Corporation 395,158
2,502 MarketAxess Holdings, Inc. 558,797
991 Marsh & McLennan Companies,
Inc. 216,672
Shares Common Stock  25.7% Value
Financials  3.3% - continued
12,576 Mastercard, Inc. $ 7,066,957
5,511 Mercantile Bank Corporation 255,766
6,416 MetLife, Inc. 515,975
63,860 MGIC Investment Corporation 1,777,862
8,886 Midland States Bancorp, Inc. 153,906
22,863 MidWestOne Financial Group, Inc. 657,769
2,214 Moody's Corporation 1,110,520
2,999 Morningstar, Inc. 941,476
9,930 MSCI, Inc. 5,727,028
62,802 Nasdaq, Inc. 5,615,755
25,798 NMI Holdings, Inc.
b
1,088,418
816 Northeast Bank 72,616
4,535 Northeast Community Bancorp,
Inc. 105,416
15,147 Northern Trust Corporation 1,920,488
10,673 Northfield Bancorp, Inc. 122,526
51,025 Northwest Bancshares, Inc. 652,100
24,905 OceanFirst Financial Corporation 438,577
12,404 OFG Bancorp 530,891
63,581 Old National Bancorp 1,356,819
15,565 Old Republic International
Corporation 598,319
34,768 Old Second Bancorp, Inc. 616,784
23,276 OneMain Holdings, Inc. 1,326,732
809 Orange County Bancorp, Inc. 20,905
5,641 Orrstown Financial Services, Inc. 179,553
9,509 Pacific Premier Bancorp, Inc. 200,545
1,703 Palomar Holdings, Inc.
b
262,688
67 Park National Corporation 11,206
2,732 Paymentus Holdings, Inc.
b
89,473
3,115 PCB Bancorp 65,353
6,224 Peoples Bancorp, Inc./OH 190,081
2,934 Pinnacle Financial Partners, Inc. 323,943
838 PNC Financial Services Group,
Inc. 156,220
8,940 Popular, Inc. 985,277
3,338 Principal Financial Group, Inc. 265,137
14,773 Progressive Corporation 3,942,323
5,019 Prosperity Bancshares, Inc. 352,535
48,377 Provident Financial Services, Inc. 848,049
2,543 Prudential Financial, Inc. 273,220
20,679 Radian Group, Inc. 744,858
4,777 Regions Financial Corporation 112,355
1,379 Reinsurance Group of America,
Inc. 273,538
723 RenaissanceRe Holdings, Ltd. 175,617
978 Renasant Corporation 35,140
18,231 Repay Holdings Corporation
b
87,873
32,619 Rithm Capital Corporation 368,269
16,859 RLI Corporation 1,217,557
109,052 Robinhood Markets, Inc.
b
10,210,539
8,627 S&P Global, Inc. 4,548,931
945 Safety Insurance Group, Inc. 75,024
15,463 SEI Investments Company 1,389,505
608 Selective Insurance Group, Inc. 52,683
966 ServisFirst Bancshares, Inc. 74,875
12,776 Shore Bancshares, Inc. 200,839
4,839 Sierra Bancorp 143,670
1,242 Simmons First National
Corporation 23,548
2,564 Southern Missouri Bancorp, Inc. 140,456
843 Southside Bancshares, Inc. 24,809
4,424 SouthState Corporation 407,141
2,982 Starwood Property Trust, Inc. 59,849
10,896 StepStone Group, Inc. 604,728

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Financials  3.3% - continued
4,702 Stifel Financial Corporation $ 487,974
2,248 StoneX Group, Inc.
b
204,883
1,337 Synchrony Financial 89,231
14,407 Synovus Financial Corporation 745,562
896 Texas Capital Bancshares, Inc.
b
71,142
2,801 Tompkins Financial Corporation 175,707
21,973 TPG RE Finance Trust, Inc. 169,632
42,894 Tradeweb Markets, Inc. 6,279,682
47,660 Triumph Financial, Inc.
b
2,626,543
5,626 TrustCo Bank Corporation NY 188,021
25,608 Trustmark Corporation 933,668
4,857 U.S. Bancorp 219,779
2,856 UMB Financial Corporation 300,337
4,030 United Bankshares, Inc. 146,813
11,691 United Community Banks, Inc. 348,275
2,256 Unity Bancorp, Inc. 106,212
6,359 Univest Financial Corporation 191,024
3,397 Unum Group 274,342
42,894 Valley National Bancorp 383,043
8,662 Veritex Holdings, Inc. 226,078
388 Virtu Financial, Inc. 17,379
111,763 Visa, Inc. 39,681,453
5,817 WaFd, Inc. 170,322
7,452 Webster Financial Corporation 406,879
45,678 Wells Fargo & Company 3,659,721
8,338 WesBanco, Inc. 263,731
4,243 Westamerica Bancorporation 205,531
3,836 Western Alliance Bancorp 299,131
74,821 Western Union Company 629,993
8 White Mountains Insurance Group,
Ltd. 14,366
393 Willis Towers Watson plc 120,455
2,593 Wintrust Financial Corporation 321,480
1,371 WisdomTree, Inc. 15,780
558 WSFS Financial Corporation 30,690
29,060 Zions Bancorp NA 1,509,376
Total 248,056,225
Health Care  2.5%
31,390 Abbott Laboratories 4,269,354
31,351 AbbVie, Inc. 5,819,373
64,133 ADMA Biologics, Inc.
b
1,167,862
45,439 Agilent Technologies, Inc. 5,362,256
3,414 Agios Pharmaceuticals, Inc.
b
113,550
665 Align Technology, Inc.
b
125,904
40,674 Amgen, Inc. 11,356,588
10,788 Amicus Therapeutics, Inc.
b
61,815
11,211 Amneal Pharmaceuticals, Inc.
b
90,697
3,176 Anika Therapeutics, Inc.
b
33,602
1,324 Argenx SE ADR
b
729,815
1,636 Artivion, Inc.
b
50,880
42,418 Avantor, Inc.
b
570,946
4,491 Azenta, Inc.
b
138,233
515 Becton, Dickinson and Company 88,709
2,025 Biogen, Inc.
b
254,320
2,784 Biohaven, Ltd.
b
39,282
3,839 BioMarin Pharmaceutical, Inc.
b
211,030
11,356 Bio-Techne Corporation 584,266
62,693 Boston Scientific Corporation
b
6,733,855
958 Bruker Corporation 39,470
18,537 Cabaletta Bio, Inc.
a,b
28,176
9,872 CareDx, Inc.
b
192,899
53,336 Caribou Biosciences, Inc.
a,b
67,203
5,716 Cencora, Inc. 1,713,943
7,547 Centene Corporation
b
409,651
Shares Common Stock  25.7% Value
Health Care  2.5% - continued
21,727 Certara, Inc.
b
$ 254,206
3,877 Charles River Laboratories
International, Inc.
b
588,257
181 Chemed Corporation 88,134
1,486 Cigna Group 491,242
53,961 Concentra Group Holdings Parent,
Inc. 1,109,978
14,464 Cooper Companies, Inc.
b
1,029,258
14,930 CorVel Corporation
b
1,534,505
76,781 Danaher Corporation 15,167,319
13,197 Denali Therapeutics, Inc.
b
184,626
25,110 Dentsply Sirona, Inc. 398,747
16,352 Dexcom, Inc.
b
1,427,366
2,774 Doximity, Inc.
b
170,157
8,580 Dyne Therapeutics, Inc.
b
81,682
1,681 Edwards Lifesciences
Corporation
b
131,471
45,709 Elanco Animal Health, Inc.
b
652,725
30,618 Eli Lilly & Company 23,867,650
16,679 Enanta Pharmaceuticals, Inc.
b
126,093
26,311 Encompass Health Corporation 3,226,518
753 Ensign Group, Inc. 116,158
16,235 Exact Sciences Corporation
b
862,728
1,564 Exelixis, Inc.
b
68,933
7,223 Fate Therapeutics, Inc.
b
8,090
30,713 Fortrea Holdings, Inc.
b
151,722
6,176 Gilead Sciences, Inc. 684,733
27,154 Globus Medical, Inc.
b
1,602,629
17,323 GoodRx Holdings, Inc.
b
86,269
24,552 HealthEquity, Inc.
b
2,572,068
90 Hims & Hers Health, Inc.
b
4,486
104 Humana, Inc. 25,426
13,514 IDEXX Laboratories, Inc.
b
7,248,099
7,228 Illumina, Inc.
b
689,623
5,655 Incyte Corporation
b
385,105
1,667 Insmed, Inc.
b
167,767
10,419 Inspire Medical Systems, Inc.
b
1,352,074
4,580 Insulet Corporation
b
1,438,944
8,189 Integra LifeSciences Holdings
Corporation
b
100,479
12,481 Intellia Therapeutics, Inc.
b
117,072
33,737 Intuitive Surgical, Inc.
b
18,333,023
2,085 IQVIA Holding, Inc.
b
328,575
11,015 iTeos Therapeutics, Inc.
b
109,820
994 Jazz Pharmaceuticals, Inc.
b
105,483
23,134 Johnson & Johnson 3,533,718
2,904 Labcorp Holdings, Inc. 762,329
301 Medpace Holdings, Inc.
b
94,472
73,286 Medtronic plc 6,388,341
11,832 Merck & Company, Inc. 936,621
15,429 Merit Medical Systems, Inc.
b
1,442,303
990 Mettler-Toledo International, Inc.
b
1,162,973
14,871 Moderna, Inc.
b
410,291
5,258 Myriad Genetics, Inc.
b
27,920
7,047 Natera, Inc.
b
1,190,520
1,138 Neurocrine Biosciences, Inc.
b
143,035
12,302 Nkarta, Inc.
b
20,421
14,112 Olema Pharmaceuticals, Inc.
b
60,117
1,339 Option Care Health, Inc.
b
43,491
22,265 Organon & Company 215,525
8,977 Penumbra, Inc.
b
2,303,767
3,494 Perrigo Company plc 93,360
2,458 Prestige Consumer Healthcare,
Inc.
b
196,271
8,205 Progyny, Inc.
b
180,510

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Health Care  2.5% - continued
7,511 Prothena Corporation plc
b
$ 45,592
1,189 PTC Therapeutics, Inc.
b
58,071
6,494 QIAGEN NV 312,102
1,379 Quest Diagnostics, Inc. 247,710
32,453 Relay Therapeutics, Inc.
b
112,287
8,223 Repligen Corporation
b
1,022,777
315 ResMed, Inc. 81,270
124 Revvity, Inc. 11,993
10,430 Rocket Pharmaceuticals, Inc.
b
25,553
44,986 Royalty Pharma plc 1,620,846
38,841 RxSight, Inc.
b
504,933
11,474 Sanofi SA ADR 554,309
3,513 Scholar Rock Holding Corporation
b
124,430
119,005 scPharmaceuticals, Inc.
b
453,409
14,778 STERIS plc 3,549,971
32,915 Stevanato Group SPA 804,113
8,211 Stryker Corporation 3,248,518
2,173 Teleflex, Inc. 257,196
3,792 Tenet Healthcare Corporation
b
667,392
9,092 Thermo Fisher Scientific, Inc. 3,686,442
28,777 Twist Bioscience Corporation
b
1,058,706
253 United Therapeutics Corporation
b
72,700
10,647 UnitedHealth Group, Inc. 3,321,545
4,361 Vaxcyte, Inc.
b
141,776
793 Veeva Systems, Inc.
b
228,368
34,796 Vericel Corporation
b
1,480,570
11,283 Vertex Pharmaceuticals, Inc.
b
5,023,192
112,496 Viatris, Inc. 1,004,589
3,389 Viemed Healthcare, Inc.
b
23,418
7,121 Viking Therapeutics, Inc.
a,b
188,706
404 Waters Corporation
b
141,012
5,679 Waystar Holding Corporation
b
232,101
3,941 West Pharmaceutical Services,
Inc. 862,291
13,373 Xencor, Inc.
b
105,112
5,979 Xenon Pharmaceuticals, Inc.
b
187,143
13,737 Zentalis Pharmaceuticals, Inc.
b
15,935
6,802 Zimmer Biomet Holdings, Inc. 620,410
49,408 Zoetis, Inc. 7,705,178
Total 186,350,570
Industrials  2.6%
9,174 A.O. Smith Corporation 601,539
7,786 Advanced Drainage Systems, Inc. 894,300
10,999 AECOM 1,241,347
270 AGCO Corporation 27,853
1,918 Alaska Air Group, Inc.
b
94,903
5,367 Allegheny Technologies, Inc.
b
463,387
3,473 Allegion plc 500,529
3,774 Allison Transmission Holdings, Inc. 358,492
14,082 Amentum Holdings, Inc.
b
332,476
29,677 AMETEK, Inc. 5,370,350
1,964 API Group Corporation
b
100,262
634 Applied Industrial Technologies,
Inc. 147,373
2,953 Arcosa, Inc. 256,055
276 Argan, Inc. 60,852
7,750 Armstrong World Industries, Inc. 1,258,910
15,062 Array Technologies, Inc.
a,b
88,866
30,736 Atmus Filtration Technologies, Inc. 1,119,405
16,379 Automatic Data Processing, Inc. 5,051,284
167 Axon Enterprise, Inc.
b
138,266
13,003 Badger Infrastructure Solutions,
Ltd. 454,329
3,285 Barrett Business Services, Inc. 136,952
Shares Common Stock  25.7% Value
Industrials  2.6% - continued
13,892 Brady Corporation $ 944,239
28,496 BWX Technologies, Inc. 4,105,134
7,796 C.H. Robinson Worldwide, Inc. 748,026
15 CACI International, Inc.
b
7,150
11,898 Casella Waste Systems, Inc.
b
1,372,791
36,551 Caterpillar, Inc. 14,189,464
68,317 CECO Environmental Corporation
b
1,934,054
7,361 Clean Harbors, Inc.
b
1,701,716
44,504 CNH Industrial NV 576,772
467 CSW Industrials, Inc. 133,950
202,468 CSX Corporation 6,606,531
861 Cummins, Inc. 281,978
4,132 Curtiss-Wright Corporation 2,018,689
3,102 Dayforce, Inc.
b
171,820
13,958 Delta Air Lines, Inc. 686,454
13,915 DNOW, Inc.
b
206,359
2,553 Donaldson Company, Inc. 177,051
45 Dover Corporation 8,245
655 Dycom Industries, Inc.
b
160,075
2,618 EMCOR Group, Inc. 1,400,342
5,912 Energy Recovery, Inc.
b
75,555
39,899 Enerpac Tool Group Corporation 1,618,303
10,978 EnPro, Inc. 2,102,836
48,861 ExlService Holdings, Inc.
b
2,139,623
1,218 Expeditors International of
Washington, Inc. 139,157
315,837 Fastenal Company 13,265,154
20,026 Federal Signal Corporation 2,131,167
23,885 Ferguson Enterprises, Inc. 5,200,959
20,435 Flowserve Corporation 1,069,772
5,625 Fortive Corporation 293,231
4,404 Fortune Brands Innovations, Inc. 226,718
86,334 Gates Industrial Corporation plc
b
1,988,272
1,722 General Dynamics Corporation 502,239
20,976 General Electric Company 5,399,013
975 Gorman-Rupp Company 35,802
19,225 Graco, Inc. 1,652,773
30,164 Great Lakes Dredge & Dock
Corporation
b
367,699
2,916 Helios Technologies, Inc. 97,307
1,127 Herc Holdings, Inc. 148,415
11,574 Hexcel Corporation 653,815
3,109 Honeywell International, Inc. 724,024
17,191 Howmet Aerospace, Inc. 3,199,761
15,657 Hudson Technologies, Inc.
b
127,135
7,866 IDEX Corporation 1,381,034
387 IES Holdings, Inc.
b
114,641
31,473 Ingersoll Rand, Inc. 2,617,924
8,702 ITT Corporation 1,364,735
4,127 Jacobs Solutions, Inc. 542,494
3,348 JB Hunt Transport Services, Inc. 480,773
4,302 Johnson Controls International plc 454,377
6,546 Kirby Corporation
b
742,382
4,599 Knight-Swift Transportation
Holdings, Inc. 203,414
1,455 Korn Ferry 106,695
3,435 L3Harris Technologies, Inc. 861,635
663 Landstar System, Inc. 92,170
4,780 Legalzoom.com, Inc.
b
42,590
893 Leidos Holdings, Inc. 140,880
8,229 Limbach Holdings, Inc.
b
1,152,883
549 Lincoln Electric Holdings, Inc. 113,819
1,038 Lockheed Martin Corporation 480,739
11,643 Lyft, Inc.
b
183,494
3,913 ManpowerGroup, Inc. 158,085

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Industrials  2.6% - continued
5,601 Masco Corporation $ 360,480
99,352 Masterbrand, Inc.
b
1,085,917
1,735 Maximus, Inc. 121,797
5,289 McGrath RentCorp 613,312
724 Middleby Corporation
b
104,256
850 Miller Industries, Inc. 37,791
8,141 Moog, Inc. 1,473,277
51,867 Mueller Water Products, Inc. 1,246,883
5,127 NEXTracker, Inc.
b
278,755
93 Nordson Corporation 19,936
32,144 nVent Electric plc 2,354,548
8,206 Old Dominion Freight Line, Inc. 1,331,834
924 Oshkosh Corporation 104,911
16,955 Otis Worldwide Corporation 1,678,884
548 PACCAR, Inc. 52,093
23,581 Parker-Hannifin Corporation 16,470,621
353 Paylocity Holding Corporation
b
63,960
16,639 Pentair plc 1,708,160
1,545 Pitney Bowes, Inc. 16,856
735 Quanta Services, Inc. 277,889
16,175 QXO, Inc.
a,b
348,410
5,142 RBC Bearings, Inc.
b
1,978,642
877 Regal Rexnord Corporation 127,130
7,118 Republic Services, Inc. 1,755,370
5,943 Rockwell Automation, Inc. 1,974,086
4,203 Schneider National, Inc. 101,502
42,470 Shoals Technologies Group, Inc.
b
180,498
301 SkyWest, Inc.
b
30,994
3,453 Southwest Airlines Company 112,015
1,382 SPX Technologies, Inc.
b
231,734
2,011 SS&C Technologies Holdings, Inc. 166,511
9,645 Stanley Black & Decker, Inc. 653,449
5,573 Sterling Construction Company,
Inc.
b
1,285,858
2,802 Timken Company 203,285
17,882 Trane Technologies plc 7,821,766
177 TransDigm Group, Inc. 269,153
14,346 TransUnion 1,262,448
1,685 Trex Company, Inc.
b
91,630
6,143 Trinity Industries, Inc. 165,922
176,567 Uber Technologies, Inc.
b
16,473,701
954 UFP Industries, Inc. 94,789
2,640 UL Solutions, Inc.
a
192,350
2,015 UniFirst Corporation/MA 379,263
2,455 Union Pacific Corporation 564,846
4,692 United Airlines Holdings, Inc.
b
373,624
12,829 United Parcel Service, Inc. 1,294,959
249 United Rentals, Inc. 187,597
670 Veralto Corporation 67,637
18,088 Verisk Analytics, Inc. 5,634,412
9,481 Verra Mobility Corporation
b
240,723
1,767 Wabtec Corporation 369,921
8,302 Waste Connections, Inc. 1,550,149
4,243 Waste Management, Inc. 970,883
2,429 Watsco, Inc. 1,072,695
38,291 WNS Holdings, Ltd.
b
2,421,523
2,263 Xylem, Inc. 292,742
5,893 Zurn Elkay Water Solutions
Corporation 215,507
Total 191,081,948
Information Technology  8.4%
2,369 Adobe, Inc.
b
916,519
18,681 Agilysys, Inc.
b
2,141,590
3,900 Ambarella, Inc.
b
257,654
Shares Common Stock  25.7% Value
Information Technology  8.4% - continued
97,902 Amphenol Corporation $ 9,667,822
6,062 Analog Devices, Inc. 1,442,877
412,474 Apple, Inc. 84,627,291
63,689 Applied Materials, Inc. 11,659,545
70,837 Arista Networks, Inc.
b
7,247,333
1,161 Astera Labs, Inc.
b
104,978
585 Atlassian Corporation
b
118,808
21,622 Autodesk, Inc.
b
6,693,523
917 BILL Holdings, Inc.
b
42,420
21,606 BlackLine, Inc.
b
1,223,332
181,102 Broadcom, Inc. 49,920,766
4,459 C3.ai, Inc.
b
109,558
46,127 CDW Corporation 8,237,821
676 Ciena Corporation
b
54,979
90,147 Cisco Systems, Inc. 6,254,399
1,025 Clearfield, Inc.
b
44,495
9,606 Clearwater Analytics Holdings,
Inc.
b
210,660
5,446 Cognex Corporation 172,747
2,566 Cognizant Technology Solutions
Corporation 200,225
2,276 Coherent Corporation
b
203,042
2,692 CommVault Systems, Inc.
b
469,296
1,240 Consensus Cloud Solutions, Inc.
b
28,594
3,689 Corning, Inc. 194,005
2,271 Crane NXT Company 122,407
6,676 Credo Technology Group Holding,
Ltd.
b
618,131
3,307 CrowdStrike Holdings, Inc.
b
1,684,288
8,366 CyberArk Software, Ltd.
b
3,403,958
918 Datadog, Inc.
b
123,315
13,271 Descartes Systems Group, Inc.
b
1,348,931
3,090 DocuSign, Inc.
b
240,680
10,499 Dolby Laboratories, Inc. 779,656
26,838 Dynatrace Holdings, LLC
b
1,481,726
2,152 Elastic NV
b
181,478
7,007 Enphase Energy, Inc.
b
277,828
657 Entegris, Inc. 52,987
3,914 Expensify, Inc.
b
10,137
3,376 F5, Inc.
b
993,624
3,984 Fabrinet
b
1,174,005
663 Fair Isaac Corporation
b
1,211,937
680 First Solar, Inc.
b
112,567
14,016 Flex, Ltd.
b
699,679
128,754 Fortinet, Inc.
b
13,611,873
37,152 Freshworks, Inc.
b
553,936
3,046 Gartner, Inc.
b
1,231,254
4,930 Gen Digital, Inc. 144,942
60,276 Gitlab, Inc.
b
2,719,050
16,419 Guidewire Software, Inc.
b
3,865,854
2,788 HubSpot, Inc.
b
1,551,884
37,805 I3 Verticals, Inc.
b
1,038,881
7,484 Impinj, Inc.
b
831,248
521 Intapp, Inc.
b
26,894
48,337 International Business Machines
Corporation 14,248,781
2,048 Intuit, Inc. 1,613,066
1,980 IPG Photonics Corporation
b
135,927
1,920 Itron, Inc.
b
252,730
70,583 JFrog, Ltd.
b
3,097,182
8,477 Keysight Technologies, Inc.
b
1,389,041
1,125 KLA Corporation 1,007,707
2,804 Lam Research Corporation 272,941
18,128 Lattice Semiconductor
Corporation
b
888,091

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Information Technology  8.4% - continued
451 Littelfuse, Inc. $ 102,255
400 MACOM Technology Solutions
Holdings, Inc.
b
57,316
11,379 Marvell Technology, Inc. 880,735
3,180 Microchip Technology, Inc. 223,777
3,392 Micron Technology, Inc. 418,064
262,927 Microsoft Corporation 130,782,519
1,429 Mirion Technologies, Inc.
b
30,766
1,239 MKS, Inc. 123,107
262 Monday.com, Ltd.
b
82,394
76 Monolithic Power Systems, Inc. 55,585
10,958 Motorola Solutions, Inc. 4,607,401
9,252 NetApp, Inc. 985,801
3,252 Nokia Oyj ADR 16,845
1,323 Nutanix, Inc.
b
101,130
900,852 NVIDIA Corporation 142,325,607
1,804 Okta, Inc.
b
180,346
5,315 ON Semiconductor Corporation
b
278,559
12,070 Onto Innovation, Inc.
b
1,218,225
28,139 Oracle Corporation 6,152,030
130,838 Palantir Technologies, Inc.
b
17,835,836
34,924 Pegasystems, Inc. 1,890,436
503 Plexus Corporation
b
68,061
983 Procore Technologies, Inc.
b
67,257
9,273 PTC, Inc.
b
1,598,109
5,908 Q2 Holdings, Inc.
b
552,930
6,271 Qorvo, Inc.
b
532,471
8,393 Qualcomm, Inc. 1,336,669
1,874 Ralliant Corporation
b
90,870
19,000 Salesforce, Inc. 5,181,110
15,557 Samsung Electronics Company,
Ltd. 687,956
32,777 SAP SE ADR 9,967,486
25,068 ServiceNow, Inc.
b
25,771,909
5,786 Silicon Laboratories, Inc.
b
852,625
7,638 Skyworks Solutions, Inc. 569,184
2,840 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 643,232
6,632 TD SYNNEX Corporation 899,962
2,447 TE Connectivity plc 412,735
1,519 Teledyne Technologies, Inc.
b
778,199
4,843 Tenable Holdings, Inc.
b
163,597
3,143 Teradyne, Inc. 282,619
49,283 Trimble, Inc.
b
3,744,522
38,342 TTM Technologies, Inc.
b
1,565,120
252 Twilio, Inc.
b
31,339
3,135 Tyler Technologies, Inc.
b
1,858,553
1,452 Unity Software, Inc.
b
35,138
2,993 Varonis Systems, Inc.
b
151,895
10,995 VeriSign, Inc. 3,175,356
1,832 Vontier Corporation 67,601
54,941 Weave Communications, Inc.
b
457,109
516 Zebra Technologies Corporation
b
159,114
998 Zoom Communications, Inc.
b
77,824
Total 625,372,181
Materials  0.6%
7,640 Albemarle Corporation
a
478,799
13,077 Alcoa Corporation 385,902
86,835 Amcor plc 798,014
3,132 AptarGroup, Inc. 489,939
10,827 Aspen Aerogels, Inc.
b
64,096
1,333 Avery Dennison Corporation 233,902
13,151 Avient Corporation 424,909
Shares Common Stock  25.7% Value
Materials  0.6% - continued
28,410 Axalta Coating Systems, Ltd.
b
$ 843,493
2,306 Balchem Corporation 367,115
7,629 Ball Corporation 427,911
7,866 CF Industries Holdings, Inc. 723,672
21,787 Chemours Company 249,461
26,384 Coeur Mining, Inc.
b
233,762
53,593 Constellium SE
b
712,787
13,390 Corteva, Inc. 997,957
3,085 Crown Holdings, Inc. 317,693
2,884 Dow, Inc. 76,368
72,929 DuPont de Nemours, Inc. 5,002,200
267 Eagle Materials, Inc. 53,963
8,389 Eastman Chemical Company 626,323
26,742 Ecolab, Inc. 7,205,364
42,305 Element Solutions, Inc. 958,208
8,442 FMC Corporation
a
352,454
5,080 Freeport-McMoRan, Inc. 220,218
3,710 Greif, Inc. 241,113
64,479 Hecla Mining Company 386,229
21,400 Huntsman Corporation 222,988
7,325 Ingevity Corporation
b
315,634
3,389 Innospec, Inc. 284,981
6,480 International Flavors & Fragrances,
Inc. 476,604
7,466 Ivanhoe Mines, Ltd.
b
56,088
5,116 Kaiser Aluminum Corporation 408,768
3,918 Koppers Holdings, Inc. 125,964
11,651 Linde plc 5,466,416
1,769 LyondellBasell Industries NV 102,354
9,468 Magnera Corporation
b
114,373
2,483 Martin Marietta Materials, Inc. 1,363,068
3,697 Minerals Technologies, Inc. 203,594
21,754 Mosaic Company 793,586
1,534 MP Materials Corporation
b
51,036
146 NewMarket Corporation 100,866
5,321 Nucor Corporation 689,282
7,350 O-I Glass, Inc.
b
108,339
33,878 Olin Corporation 680,609
8,399 Packaging Corporation of America 1,582,792
3,569 PPG Industries, Inc. 405,974
254 Reliance, Inc. 79,731
5,060 Royal Gold, Inc. 899,870
7,572 RPM International, Inc. 831,708
4,220 Scotts Miracle-Gro Company 278,351
7,860 Sealed Air Corporation 243,896
7,729 Sensient Technologies Corporation 761,461
10,234 Sonoco Products Company 445,793
3,300 Steel Dynamics, Inc. 422,433
2,192 Stepan Company 119,639
22,639 Trinseo plc
a
70,634
46,412 Tronox Holdings plc 235,309
7,209 Vulcan Materials Company 1,880,251
1,650 West Fraser Timber Company, Ltd. 120,945
Total 42,815,189
Real Estate  0.6%
527 Agree Realty Corporation 38,503
5,375 Alexandria Real Estate Equities,
Inc. 390,386
1,785 Alpine Income Property Trust, Inc. 26,257
19,195 Anywhere Real Estate, Inc.
b
69,486
1,011 AvalonBay Communities, Inc. 205,738
20,882 Brixmor Property Group, Inc. 543,767
69,655 Broadstone Net Lease, Inc. 1,117,963
6,795 CareTrust REIT, Inc. 207,927

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  25.7% Value
Real Estate  0.6% - continued
2,356 CBL & Associates Properties, Inc. $ 59,819
16,912 CBRE Group, Inc.
b
2,369,709
18,013 Chatham Lodging Trust 125,551
8,485 Colliers International Group, Inc. 1,107,632
28,940 Compass, Inc.
b
181,743
23,041 CoStar Group, Inc.
b
1,852,496
9,761 Cousins Properties, Inc. 293,123
5,882 Crown Castle, Inc. 604,258
20,090 Curbline Properties Corporation 458,655
9,383 Cushman and Wakefield plc
b
103,870
35,799 Douglas Elliman, Inc.
b
83,054
26,485 Easterly Government Properties,
Inc. 587,967
13,622 EPR Properties 793,618
174,886 Essential Properties Realty Trust,
Inc. 5,580,612
1,328 Essex Property Trust, Inc. 376,355
653 Extra Space Storage, Inc. 96,278
2,171 Federal Realty Investment Trust 206,223
15,484 First Industrial Realty Trust, Inc. 745,245
5,842 Getty Realty Corporation 161,473
3,424 Global Net Lease, Inc. 25,851
25,934 Healthcare Realty Trust, Inc. 411,313
33,247 Host Hotels & Resorts, Inc. 510,674
1,234 Howard Hughes Holdings, Inc.
b
83,295
29,580 Independence Realty Trust, Inc. 523,270
59,923 Industrial Logistics Properties Trust 272,650
22,767 Innovative Industrial Properties,
Inc. 1,257,194
28,114 InvenTrust Properties Corporation 770,324
743 Iron Mountain, Inc. 76,210
437 Jones Lang LaSalle, Inc.
b
111,776
5,355 Kimco Realty Corporation 112,562
388 Lamar Advertising Company 47,088
72,576 Millrose Properties, Inc. 2,069,142
32,559 National Storage Affiliates Trust 1,041,562
27,104 NetSTREIT Corporation 458,871
97,216 Outfront Media, Inc. 1,586,565
128,256 Park Hotels & Resorts, Inc. 1,312,059
9,882 Peakstone Realty Trust 130,541
48,483 Pebblebrook Hotel Trust 484,345
2,841 RE/MAX Holdings, Inc.
b
23,239
5,211 Rexford Industrial Realty, Inc. 185,355
38,772 RLJ Lodging Trust 282,260
3,470 RMR Group, Inc. 56,734
1,343 Ryman Hospitality Properties 132,514
150,364 Sabra Health Care REIT, Inc. 2,772,712
5,122 Safehold, Inc. 79,698
863 SBA Communications Corporation 202,667
11,020 Sila Realty Trust, Inc. 260,843
1,680 Simon Property Group, Inc. 270,077
33,446 STAG Industrial, Inc. 1,213,421
77,276 Summit Hotel Properties, Inc. 393,335
102,291 Tanger, Inc. 3,128,059
15,879 Terreno Realty Corporation 890,336
467,252 Uniti Group, Inc.
b
2,018,529
869 Universal Health Realty Income
Trust 34,734
12,837 Zillow Group, Inc., Class A
b
879,206
17,761 Zillow Group, Inc., Class C
b
1,244,158
Total 43,740,877
Utilities  0.4%
257,717 AES Corporation 2,711,183
1,863 Alliant Energy Corporation 112,656
Shares Common Stock  25.7% Value
Utilities  0.4% - continued
7,344 American States Water Company $ 562,991
12,055 American Water Works Company,
Inc. 1,676,971
1,608 Artesian Resources Corporation 53,964
421 Avista Corporation 15,977
13,318 Black Hills Corporation 747,140
24,179 Brookfield Infrastructure
Corporation 1,005,846
560 Brookfield Renewable Corporation 18,357
4,235 California Water Service Group 192,608
3,548 CenterPoint Energy, Inc. 130,353
23,695 Clearway Energy, Inc., Class A 717,011
40,238 Clearway Energy, Inc., Class C 1,287,616
2,315 Constellation Energy Corporation 747,189
6,971 Duke Energy Corporation 822,578
50,949 Edison International 2,628,968
11,224 Entergy Corporation 932,939
13,361 Essential Utilities, Inc. 496,227
6,977 Eversource Energy 443,877
3,134 Exelon Corporation 136,078
41,724 Hawaiian Electric Industries, Inc.
b
443,526
2,928 Middlesex Water Company 158,639
3,129 NiSource, Inc. 126,224
916 Northwestern Energy Group, Inc. 46,991
1,391 Otter Tail Corporation 107,232
137,754 PG&E Corporation 1,920,291
264 Pinnacle West Capital Corporation 23,620
45,220 Portland General Electric
Company 1,837,289
6,553 Public Service Enterprise Group,
Inc. 551,632
1,233 Spire, Inc. 89,997
189,900 UGI Corporation 6,916,158
10,915 Vistra Energy Corporation 2,115,436
52,343 XPLR Infrastructure, LP 429,213
Total 30,206,777
Total Common Stock
(cost $1,202,100,482) 1,910,720,432
Principal
Amount Long-Term Fixed Income 8.7% Value
Asset-Backed Securities  0.2%
Access Group, Inc.
$ 29,387
4.920%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,d
29,255
ALLO Issuer, LLC
950,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
c
962,296
Balboa Bay Loan Funding, Ltd.
1,000,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
c,d
999,995
625,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
c,d
625,162
CarVal CLO I, Ltd.
650,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,d
650,535

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Asset-Backed Securities  0.2% - continued
CMFT Net Lease Master Issuer,
LLC
$ 622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
$ 569,650
Commonbond Student Loan Trust
37,837
4.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,d
37,375
Foundation Finance Trust
240,883
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
227,360
Goodgreen
526,200
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
483,715
Hertz Vehicle Financing III, LLC
475,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
c
480,528
Hotwire Funding, LLC
750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
c
761,259
HTAP Issuer Trust
552,179
6.500%,  4/25/2042, Ser.
2024-2, Class A
c
547,412
Laurel Road Prime Student Loan
Trust
169,708
5.960%,  11/25/2043, Ser.
2018-D, Class A
c,d
161,531
LCM 41, Ltd.
375,000
6.312%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
c,d
375,000
MFA Trust
507,268
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
508,629
National Collegiate Trust
162,622
4.576%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,d
159,019
Palmer Square Loan Funding, Ltd.
475,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
c,d
470,848
PRET, LLC
1,089,626
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
c,e
1,085,523
491,316
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
c,e
493,821
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
e
346,975
Saxon Asset Securities Trust
430,017
2.117%,  8/25/2035, Ser.
2004-2, Class MF2
d
383,660
Sunnova Hestia II Issuer, LLC
555,415
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
c,f
554,820
Unlock HEA Trust
521,930
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
523,781
667,331
6.500%,  10/25/2039, Ser.
2024-2, Class A
c
663,768
Principal
Amount Long-Term Fixed Income  8.7% Value
Asset-Backed Securities  0.2% - continued
Vericrest Opportunity Loan
Transferee
$ 35,586
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c
$ 35,566
485,430
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c
484,948
387,059
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,e
381,729
Wind River CLO, Ltd.
353,059
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,d
353,143
Total 13,357,303
Basic Materials  0.1%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
97,000 8.625%,  6/15/2029
c
103,099
Alumina, Pty. Ltd.
139,000 6.125%,  3/15/2030
c
141,093
ATI, Inc.
120,000 7.250%,  8/15/2030 125,748
Avient Corporation
99,000 6.250%,  11/1/2031
c
99,925
Axalta Coating Systems Dutch
Holding B BV
111,000 7.250%,  2/15/2031
c
117,026
Cascades, Inc./Cascades USA,
Inc.
117,000 6.750%,  7/15/2030
c
117,575
Celanese US Holdings, LLC
114,000 6.850%,  11/15/2028 119,788
47,000 6.500%,  4/15/2030 48,111
57,000 6.629%,  7/15/2032 59,757
105,000 6.750%,  4/15/2033
a
106,091
Cerdia Finanz GmbH
114,000 9.375%,  10/3/2031
c
118,158
Chemours Company
158,000 5.750%,  11/15/2028
c
148,094
Cleveland-Cliffs, Inc.
63,000 5.875%,  6/1/2027
a
62,949
193,000 4.625%,  3/1/2029
c
177,245
77,000 6.875%,  11/1/2029
c
75,810
123,000 4.875%,  3/1/2031
c
105,213
45,000 7.375%,  5/1/2033
c
42,253
57,000 6.250%,  10/1/2040 43,143
Consolidated Energy Finance SA
188,000 5.625%,  10/15/2028
c
161,166
CVR Partners, LP/CVR Nitrogen
Finance Corporation
123,000 6.125%,  6/15/2028
c
122,845
Eastman Chemical Company
259,000 5.000%,  8/1/2029 262,613
First Quantum Minerals, Ltd.
34,000 6.875%,  10/15/2027
c
34,047
67,000 9.375%,  3/1/2029
c
71,110
FMG Resources August 2006, Pty.
Ltd.
35,000 4.500%,  9/15/2027
c
34,579
57,000 5.875%,  4/15/2030
c
57,713
59,000 6.125%,  4/15/2032
c
60,013

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Basic Materials  0.1% - continued
Glencore Funding, LLC
$ 323,000 4.000%,  3/27/2027
c
$ 320,357
335,000 4.907%,  4/1/2028
c
338,411
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,705
Hudbay Minerals, Inc.
96,000 4.500%,  4/1/2026
c
95,403
INEOS Finance plc
171,000 7.500%,  4/15/2029
c
171,354
International Flavors & Fragrances,
Inc.
111,000 1.230%,  10/1/2025
c
109,924
Magnera Corporation
147,000 7.250%,  11/15/2031
c
138,606
Mercer International, Inc.
68,000 5.125%,  2/1/2029 55,468
Methanex Corporation
85,000 5.125%,  10/15/2027 84,711
57,000 5.250%,  12/15/2029 56,309
Methanex US Operations, Inc.
61,000 6.250%,  3/15/2032
c
60,823
Mineral Resources, Ltd.
93,000 9.250%,  10/1/2028
c
95,177
40,000 8.500%,  5/1/2030
a,c
39,802
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
79,000 5.350%,  3/15/2034 81,041
Novelis Corporation
60,000 4.750%,  1/30/2030
c
57,491
85,000 3.875%,  8/15/2031
c
76,378
Olin Corporation
66,000 6.625%,  4/1/2033
c
64,958
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054 220,054
SNF Group SACA
166,000 3.375%,  3/15/2030
c
153,175
Steel Dynamics, Inc.
117,000 5.250%,  5/15/2035 117,124
SunCoke Energy, Inc.
228,000 4.875%,  6/30/2029
c
212,195
Taseko Mines, Ltd.
117,000 8.250%,  5/1/2030
c
122,485
Tronox, Inc.
58,000 4.625%,  3/15/2029
c
50,049
WR Grace Holdings, LLC
44,000 4.875%,  6/15/2027
c
43,746
Total 5,470,910
Capital Goods  0.2%
Advanced Drainage Systems, Inc.
117,000 6.375%,  6/15/2030
c
119,663
AECOM
55,000 5.125%,  3/15/2027 55,167
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
67,000 7.000%,  5/21/2030
c
68,375
Amrize Finance US, LLC
158,000 5.400%,  4/7/2035
c
160,316
Amsted Industries, Inc.
133,000 6.375%,  3/15/2033
c
135,190
Principal
Amount Long-Term Fixed Income  8.7% Value
Capital Goods  0.2% - continued
Axon Enterprise, Inc.
$ 58,000 6.125%,  3/15/2030
c
$ 59,645
58,000 6.250%,  3/15/2033
c
59,720
BAE Systems plc
200,000 5.500%,  3/26/2054
c
197,376
200,000 5.250%,  3/26/2031
c
206,693
Ball Corporation
71,000 3.125%,  9/15/2031 63,698
Boeing Company
234,000 5.040%,  5/1/2027 235,743
134,000 6.259%,  5/1/2027 137,861
155,000 6.388%,  5/1/2031 166,578
308,000 5.705%,  5/1/2040 304,285
Bombardier, Inc.
145,000 6.000%,  2/15/2028
c
145,873
59,000 7.250%,  7/1/2031
c
61,932
163,000 7.000%,  6/1/2032
a,c
169,746
33,000 6.750%,  6/15/2033
c
34,195
73,000 7.450%,  5/1/2034
c
79,363
Brundage-Bone Concrete
Pumping Holdings, Inc.
157,000 7.500%,  2/1/2032
c
155,617
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
137,427
60,000 6.375%,  3/1/2034
c
61,144
66,000 6.750%,  5/15/2035
c
67,955
Camelot Return Merger Sub, Inc.
86,000 8.750%,  8/1/2028
c
79,310
Canpack SA/Canpack US, LLC
185,000 3.875%,  11/15/2029
c
173,277
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
c
187,400
Clean Harbors, Inc.
60,000 6.375%,  2/1/2031
c
61,471
Clydesdale Acquisition Holdings,
Inc.
24,000 6.625%,  4/15/2029
c
24,348
110,000 6.875%,  1/15/2030
c
112,451
42,000 8.750%,  4/15/2030
c
42,959
64,000 6.750%,  4/15/2032
c
65,681
Cornerstone Building Brands, Inc.
30,000 9.500%,  8/15/2029
c
27,580
Crown Cork & Seal Company, Inc.
82,000 7.375%,  12/15/2026 85,182
Eaton Capital, ULC
200,000 4.450%,  5/9/2030 200,937
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
c
183,991
ESAB Corporation
47,000 6.250%,  4/15/2029
c
48,121
General Dynamics Corporation
74,000 4.950%,  8/15/2035 74,283
GFL Environmental, Inc.
185,000 4.000%,  8/1/2028
c
179,436
Herc Holdings, Inc.
37,000 5.500%,  7/15/2027
c
37,003
94,000 6.625%,  6/15/2029
c
96,444
84,000 7.000%,  6/15/2030
c
87,726
60,000 7.250%,  6/15/2033
c
62,868

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Capital Goods  0.2% - continued
Ingersoll Rand, Inc.
$ 232,000 5.176%,  6/15/2029 $ 238,162
55,000 5.700%,  8/14/2033 57,596
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 178,189
120,000 6.150%,  9/1/2036 132,425
Martin Marietta Materials, Inc.
114,000 5.150%,  12/1/2034 114,529
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
96,964
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
c
185,115
New Enterprise Stone and Lime
Company, Inc.
193,000 5.250%,  7/15/2028
c
193,512
Nordson Corporation
218,000 5.600%,  9/15/2028 224,763
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 370,733
OI European Group BV
123,000 4.750%,  2/15/2030
c
118,319
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
96,044
47,000 7.375%,  6/1/2032
a,c
47,885
Quikrete Holdings, Inc.
231,000 6.375%,  3/1/2032
c
237,542
58,000 6.750%,  3/1/2033
c
59,846
QXO Building Products, Inc.
98,000 6.750%,  4/30/2032
c
100,960
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026 282,625
Resideo Funding, Inc.
119,000 6.500%,  7/15/2032
c
121,915
Reworld Holding Corporation
142,000 4.875%,  12/1/2029
c
135,091
Roller Bearing Company of
America, Inc.
136,000 4.375%,  10/15/2029
c
131,695
RTX Corporation
68,000 6.400%,  3/15/2054 74,537
375,000 4.450%,  11/16/2038 345,552
270,000 4.500%,  6/1/2042 238,984
Sealed Air Corporation/Sealed Air
Corporation (US)
91,000 6.125%,  2/1/2028
c
92,334
Siemens Funding BV
366,000 5.800%,  5/28/2055
c
376,876
305,000 4.900%,  5/28/2032
c
309,397
Smyrna Ready Mix Concrete, LLC
206,000 8.875%,  11/15/2031
c
215,982
Sonoco Products Company
214,000 4.600%,  9/1/2029 213,506
Spirit AeroSystems, Inc.
550,000 4.600%,  6/15/2028 540,645
36,000 9.750%,  11/15/2030
c
39,703
SRM Escrow Issuer, LLC
46,000 6.000%,  11/1/2028
c
45,888
Standard Building Solutions, Inc.
65,000 6.500%,  8/15/2032
c
66,601
Principal
Amount Long-Term Fixed Income  8.7% Value
Capital Goods  0.2% - continued
Standard Industries, Inc./NY
$ 57,000 4.750%,  1/15/2028
c
$ 56,367
57,000 3.375%,  1/15/2031
c
51,117
Textron, Inc.
320,000 3.375%,  3/1/2028 311,758
TopBuild Corporation
40,000 4.125%,  2/15/2032
c
37,092
Trane Technologies Financing, Ltd.
141,000 5.100%,  6/13/2034 143,082
TransDigm, Inc.
138,000 6.750%,  8/15/2028
c
140,917
280,000 7.125%,  12/1/2031
c
293,361
163,000 6.625%,  3/1/2032
c
168,769
149,000 6.000%,  1/15/2033
c
149,810
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 174,302
185,000 4.000%,  7/15/2030 176,541
Waste Pro USA, Inc.
132,000 7.000%,  2/1/2033
c
137,032
WESCO Distribution, Inc.
58,000 6.375%,  3/15/2029
c
59,672
41,000 6.625%,  3/15/2032
c
42,606
95,000 6.375%,  3/15/2033
c
98,190
Total 12,438,561
Collateralized Mortgage Obligations  0.4%
A&D Mortgage Trust
458,299
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,e
463,410
Banc of America Alternative Loan
Trust
10,512
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,437
BINOM Securitization Trust
373,077
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,d
338,989
CHNGE Mortgage Trust
389,057
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,e
392,304
619,021
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,e
621,183
Citicorp Mortgage Securities, Inc.
459,207
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 419,242
Citigroup Mortgage Loan Trust,
Inc.
1,723
6.952%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
d
1,755
COLT Mortgage Loan Trust
694,128
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,d
625,655
Countrywide Alternative Loan Trust
267,324
4.138%,  10/25/2035, Ser.
2005-43, Class 4A1
d
228,899
565,052
7.000%,  10/25/2037, Ser.
2007-24, Class A10 187,755
Cross Mortgage Trust
600,000
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
c,d
599,928

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Collateralized Mortgage Obligations  0.4% -
continued
CSMC Trust
$ 313,367
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,d
$ 313,536
380,818
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,d
333,813
Federal Home Loan Mortgage
Corporation - REMIC
814,462
4.000%,  1/25/2051, Ser.
5249, Class LA 803,180
700,000
5.000%,  1/25/2055, Ser.
5490, Class LB 676,733
1,400,000
5.000%,  9/25/2054, Ser.
5473, Class HL 1,402,272
202,969
3.000%,  2/15/2033, Ser.
4170, Class IG
g
13,302
464,475
3.000%,  3/15/2033, Ser.
4180, Class PI
g
37,980
901,229
4.500%,  10/15/2033, Ser.
2695, Class BH 905,470
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 809,336
Federal Home Loan Mortgage
Corporation - SLST
750,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
f
623,870
Federal National Mortgage
Association - REMIC
1,000,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 949,475
1,016,332
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,013,556
938,335
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 754,436
268,747
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
5,589
Flagstar Mortgage Trust
457,128
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,d
411,428
GCAT Trust
610,377
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,d
552,582
1,017,685
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
c,d
1,025,398
GS Mortgage-Backed Securities
Trust
875,178
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,d
743,047
1,250,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
c,d
1,216,071
J.P. Morgan Mortgage Trust
953,633
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,d
780,662
642,061
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,d
554,746
LHOME Mortgage Trust
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,e
555,063
Mello Mortgage Capital
Acceptance
947,600
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,d
771,826
Principal
Amount Long-Term Fixed Income  8.7% Value
Collateralized Mortgage Obligations  0.4% -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 145,362
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 47,961
Morgan Stanley Residential
Mortgage Loan Trust
975,000
7.410%,  9/25/2068, Ser.
2023-NQM1, Class M1
c,d
987,782
New Residential Mortgage Loan
Trust
1,841,458
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,d
1,504,529
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,d
476,292
Palisades Mortgage Loan Trust
293,889
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
292,589
PMT Loan Trust
1,050,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
c,d
1,056,302
1,175,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
c,d
1,145,341
PRET Trust
559,910
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
c,e
541,388
PRPM, LLC
500,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
c,e
466,839
RCO IX Mortgage, LLC
755,193
6.513%,  4/25/2030, Ser.
2025-2, Class A1
c,e
758,442
Residential Accredit Loans, Inc.
Trust
182,511
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 161,738
Residential Funding Mortgage
Security I Trust
51,757
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 41,793
Roc Mortgage Trust
57,215
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,d
57,019
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,e
805,218
700,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
c,e
703,402
Sequoia Mortgage Trust
127,124
3.579%,  9/20/2046, Ser.
2007-1, Class 4A1
d
83,716
Toorak Mortgage Trust
500,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
c,e
500,059
TRK Trust
582,074
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,d
515,549
TVC Mortgage Trust
600,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
c,e
599,375

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Collateralized Mortgage Obligations  0.4% -
continued
Vericrest Opportunity Loan
Transferee
$ 32,372
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c
$ 32,362
Verus Securitization Trust
338,330
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,d
303,078
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
c,e
1,010,003
Total 31,232,705
Commercial Mortgage-Backed Securities  0.1%
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
465,904
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
655,010
BANK 2022-BNK39
16,342,929
0.525%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,g
381,223
BANK 2025-BNK49
4,496,149
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
d,g
217,550
800,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
d
840,387
BBCMS Mortgage Trust
6,957,018
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
d,g
458,196
6,741,377
1.928%,  10/15/2053, Ser.
2020-C8, Class XA
d,g
455,425
Benchmark Mortgage Trust
600,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
d
627,671
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,350,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
f
1,343,021
925,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
d,f
953,599
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,106,433
Home Partners of America Trust
1,199,895
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,155,100
956,035
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
836,290
HTAP Issuer Trust
1,074,385
6.500%,  11/25/2042, Ser.
2025-1, Class A
c
1,060,235
Morgan Stanley Capital I Trust
6,321,435
1.906%,  7/15/2053, Ser.
2020-HR8, Class XA
d,g
448,635
Total 11,004,679
Communications Services  0.2%
AMC Networks, Inc.
140,000 10.250%,  1/15/2029
c
145,140
Principal
Amount Long-Term Fixed Income  8.7% Value
Communications Services  0.2% - continued
American Tower Corporation
$ 100,000 3.375%,  10/15/2026 $ 98,722
215,000 5.800%,  11/15/2028 224,304
291,000 2.900%,  1/15/2030 271,160
156,000 5.000%,  1/31/2030 159,023
314,000 4.900%,  3/15/2030 318,451
136,000 5.650%,  3/15/2033 141,741
AppLovin Corporation
219,000 5.500%,  12/1/2034 222,350
AT&T, Inc.
220,000 5.700%,  3/1/2057 211,931
337,000 3.650%,  6/1/2051 239,419
451,000 3.500%,  9/15/2053 305,263
227,000 5.400%,  2/15/2034 233,475
459,000 4.900%,  8/15/2037 439,918
Cable One, Inc.
42,000 4.000%,  11/15/2030
c
33,090
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
132,951
162,000 5.125%,  5/1/2027
c
161,479
26,000 5.000%,  2/1/2028
c
25,760
128,000 5.375%,  6/1/2029
c
127,532
106,000 4.750%,  3/1/2030
c
102,693
103,000 4.250%,  2/1/2031
c
96,220
489,000 4.750%,  2/1/2032
a,c
463,830
59,000 4.500%,  6/1/2033
c
53,928
206,000 4.250%,  1/15/2034
a,c
183,379
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
244,000 6.100%,  6/1/2029 255,454
650,000 3.500%,  6/1/2041 471,571
Clear Channel Outdoor Holdings,
Inc.
115,000 5.125%,  8/15/2027
c
113,692
120,000 7.875%,  4/1/2030
c
123,869
Comcast Corporation
337,000 5.350%,  5/15/2053 312,267
285,000 4.400%,  8/15/2035 269,912
380,000 4.750%,  3/1/2044 335,211
Crown Castle, Inc.
227,000 4.900%,  9/1/2029 229,042
Deluxe Corporation
136,000 8.125%,  9/15/2029
c
140,361
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 661,128
DIRECTV Financing, LLC
32,000 8.875%,  2/1/2030
c
31,379
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
439,000 5.875%,  8/15/2027
c
437,567
105,000 10.000%,  2/15/2031
c
101,936
FiberCop SPA
197,000 6.000%,  9/30/2034
c
184,361
Frontier Communications
Holdings, LLC
181,000 5.875%,  10/15/2027
c
181,069
Gray Media, Inc.
60,000 10.500%,  7/15/2029
a,c
64,456

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Communications Services  0.2% - continued
Iliad Holding SASU
$ 152,000 8.500%,  4/15/2031
c
$ 162,583
95,000 7.000%,  4/15/2032
c
97,335
LCPR Senior Secured Financing
DAC
117,000 6.750%,  10/15/2027
c
78,810
Level 3 Financing, Inc.
30,000 3.625%,  1/15/2029
a,c
25,650
67,000 4.875%,  6/15/2029
a,c
62,561
50,511 11.000%,  11/15/2029
c
57,941
29,000 10.750%,  12/15/2030
c
32,879
70,000 4.000%,  4/15/2031
c
59,850
153,000 6.875%,  6/30/2033
c
155,681
Lumen Technologies, Inc.
31,867 4.125%,  4/15/2030
c
31,070
McGraw-Hill Education, Inc.
171,000 5.750%,  8/1/2028
c
172,030
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 167,998
320,000 5.400%,  8/15/2054 312,077
Netflix, Inc.
254,000 5.375%,  11/15/2029
c
265,349
230,000 4.875%,  6/15/2030
c
235,329
Nexstar Media, Inc.
70,000 5.625%,  7/15/2027
c
69,836
90,000 4.750%,  11/1/2028
c
87,665
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 197,090
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
106,000 4.625%,  3/15/2030
c
101,242
Paramount Global
49,000 6.375%,  3/30/2062
d
48,144
Playtika Holding Corporation
98,000 4.250%,  3/15/2029
c
88,936
Rogers Communications, Inc.
47,000 7.000%,  4/15/2055
d
48,051
117,000 7.125%,  4/15/2055
d
118,592
268,000 5.000%,  2/15/2029 271,797
Sinclair Television Group, Inc.
68,000 8.125%,  2/15/2033
c
68,695
Sirius XM Radio, LLC
151,000 5.000%,  8/1/2027
c
149,706
115,000 4.000%,  7/15/2028
c
110,449
155,000 3.875%,  9/1/2031
c
137,782
SoftBank Corporation
266,000 5.332%,  7/9/2035
*,h
266,000
Sprint Capital Corporation
473,000 8.750%,  3/15/2032 573,792
Take-Two Interactive Software, Inc.
150,000 5.600%,  6/12/2034 155,662
TEGNA, Inc.
186,000 4.625%,  3/15/2028 180,762
Telecom Italia Capital SA
61,000 6.000%,  9/30/2034 61,106
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
197,897
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 374,071
Principal
Amount Long-Term Fixed Income  8.7% Value
Communications Services  0.2% - continued
$ 324,000 4.850%,  1/15/2029 $ 328,509
315,000 4.375%,  4/15/2040 279,118
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
21,000 10.500%,  2/15/2028
c
22,261
177,000 4.750%,  4/15/2028
c
173,475
70,000 6.500%,  2/15/2029
c
67,657
Univision Communications, Inc.
23,000 8.000%,  8/15/2028
c
23,340
194,000 4.500%,  5/1/2029
c
176,385
86,000 7.375%,  6/30/2030
c
84,515
102,000 8.500%,  7/31/2031
c
102,113
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 198,636
725,000 2.650%,  11/20/2040 511,466
492,000 3.400%,  3/22/2041 379,496
Viasat, Inc.
60,000 5.625%,  4/15/2027
c
59,765
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
c
66,711
Virgin Media Secured Finance plc
149,000 5.500%,  5/15/2029
c
146,554
Virgin Media Vendor Financing
Notes IV DAC
185,000 5.000%,  7/15/2028
c
181,112
VMED O2 UK Financing I plc
60,000 7.750%,  4/15/2032
c
62,349
Vodafone Group plc
68,000 4.125%,  6/4/2081
d
62,146
86,000 5.125%,  6/4/2081
d
65,065
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
216,175
Warnermedia Holdings, Inc.
325,000 4.054%,  3/15/2029 301,919
120,000 4.279%,  3/15/2032 100,950
218,000 5.050%,  3/15/2042 146,877
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
79,000 8.250%,  10/1/2031
c
82,736
Zegona Finance plc
113,000 8.625%,  7/15/2029
c
120,628
Ziggo BV
62,000 4.875%,  1/15/2030
c
57,909
Total 17,547,319
Consumer Cyclical  0.3%
1011778 B.C., ULC/New Red
Finance, Inc.
41,000 3.875%,  1/15/2028
c
39,936
91,000 4.375%,  1/15/2028
c
89,239
61,000 6.125%,  6/15/2029
c
62,560
106,000 5.625%,  9/15/2029
c
107,497
Adient Global Holdings, Ltd.
39,000 8.250%,  4/15/2031
c
40,979
62,000 7.500%,  2/15/2033
a,c
63,401
ADT Security Corporation
93,000 4.125%,  8/1/2029
c
89,842
93,000 4.875%,  7/15/2032
c
89,213

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Cyclical  0.3% - continued
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
$ 342,000 4.625%,  6/1/2028
c
$ 331,970
Allison Transmission, Inc.
46,000 3.750%,  1/30/2031
c
42,162
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 258,701
American Axle & Manufacturing,
Inc.
162,000 5.000%,  10/1/2029
a
148,251
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
94,195
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
133,700
13,000 4.625%,  4/1/2030
c
12,362
Aston Martin Capital Holdings, Ltd.
103,000 10.000%,  3/31/2029
c
97,530
Bath & Body Works, Inc.
48,000 6.950%,  3/1/2033 49,345
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
85,000 9.500%,  7/1/2032
c,h
86,953
Beach Acquisition Bidco, LLC
200,000 10.000%,  7/15/2033
c,h
207,303
Belron UK Finance plc
172,000 5.750%,  10/15/2029
c
173,435
Boyd Gaming Corporation
112,000 4.750%,  6/15/2031
c
107,346
Boyne USA, Inc.
93,000 4.750%,  5/15/2029
c
90,242
Brinker International, Inc.
108,000 8.250%,  7/15/2030
c
115,105
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
201,000 4.875%,  2/15/2030
c
179,411
Caesars Entertainment, Inc.
333,000 4.625%,  10/15/2029
a,c
317,860
70,000 6.500%,  2/15/2032
c
71,828
65,000 6.000%,  10/15/2032
a,c
63,746
Carnival Corporation
189,000 5.750%,  3/1/2027
c
190,561
90,000 6.000%,  5/1/2029
c
90,940
91,000 6.125%,  2/15/2033
c
93,107
Carvana Company
47,268
9.000%,PIK 0.000%,
12/1/2028
c,i
48,481
102,000 11.000%,  6/1/2030
c
107,238
135,000 9.000%,  6/1/2031
c
159,920
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
138,195
71,000 6.750%,  5/1/2031
c
72,975
Clarios Global, LP/Clarios US
Finance Company, Inc.
38,000 6.750%,  5/15/2028
c
39,005
Cushman & Wakefield US
Borrower, LLC
28,000 6.750%,  5/15/2028
c
28,239
Dana, Inc.
85,000 4.500%,  2/15/2032
a
83,088
Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Cyclical  0.3% - continued
eG Global Finance plc
$ 28,000 12.000%,  11/30/2028
c
$ 30,908
Expedia Group, Inc.
312,000 5.400%,  2/15/2035 314,151
Ford Motor Credit Company, LLC
220,000 5.850%,  5/17/2027 221,674
328,000 2.900%,  2/10/2029 298,242
258,000 7.122%,  11/7/2033 267,762
Forestar Group, Inc.
111,000 6.500%,  3/15/2033
c
111,842
FORVIA SE
163,000 8.000%,  6/15/2030
a,c
167,008
Gap, Inc.
41,000 3.625%,  10/1/2029
c
38,079
145,000 3.875%,  10/1/2031
c
129,605
Garrett Motion Holdings, Inc./
Garrett LX I SARL
111,000 7.750%,  5/31/2032
c
115,565
General Motors Company
203,000 6.125%,  10/1/2025 203,361
200,000 5.350%,  4/15/2028 203,040
General Motors Financial
Company, Inc.
105,000 5.400%,  5/8/2027 106,525
350,000 5.800%,  1/7/2029 360,485
300,000 4.900%,  10/6/2029 299,485
377,000 5.450%,  7/15/2030 382,294
98,000 5.625%,  4/4/2032 99,157
Genting New York, LLC/GENNY
Capital, Inc.
113,000 7.250%,  10/1/2029
c
117,239
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
33,000 11.500%,  8/15/2029
c
32,289
144,000 8.750%,  1/15/2032
c
122,760
GLP Capital, LP
467,000 5.750%,  6/1/2028 478,533
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
56,000 3.500%,  3/1/2029
c
52,917
Goodyear Tire & Rubber Company
56,000 4.875%,  3/15/2027 55,721
59,000 5.000%,  7/15/2029
a
57,667
97,000 5.250%,  4/30/2031 93,157
Group 1 Automotive, Inc.
107,000 6.375%,  1/15/2030
c
109,874
Hanesbrands, Inc.
119,000 9.000%,  2/15/2031
a,c
125,988
Harley-Davidson Financial
Services, Inc.
216,000 5.950%,  6/11/2029
c
219,722
Hilton Domestic Operating
Company, Inc.
259,000 4.875%,  1/15/2030 257,835
28,000 4.000%,  5/1/2031
c
26,326
165,000 3.625%,  2/15/2032
c
149,466
Home Depot, Inc.
336,000 4.250%,  4/1/2046 281,567
315,000 3.900%,  6/15/2047 248,162
Hyundai Capital America
475,000 1.800%,  1/10/2028
c
442,687
206,000 5.300%,  6/24/2029
c
209,761

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Cyclical  0.3% - continued
International Game Technology plc
$ 285,000 5.250%,  1/15/2029
c
$ 282,445
Jacobs Entertainment, Inc.
151,000 6.750%,  2/15/2029
c
145,338
K Hovnanian Enterprises, Inc.
83,000 11.750%,  9/30/2029
c
89,977
KB Home
195,000 4.800%,  11/15/2029 189,904
L Brands, Inc.
260,000 6.625%,  10/1/2030
c
267,969
95,000 6.875%,  11/1/2035 98,528
Las Vegas Sands Corporation
154,000 5.900%,  6/1/2027 157,337
333,000 5.625%,  6/15/2028 339,672
Lennar Corporation
241,000 5.200%,  7/30/2030 245,532
Life Time, Inc.
84,000 6.000%,  11/15/2031
c
85,340
Light & Wonder International, Inc.
56,000 7.250%,  11/15/2029
c
57,694
Live Nation Entertainment, Inc.
63,000 4.750%,  10/15/2027
c
62,315
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 215,429
455,000 2.625%,  4/1/2031 410,436
Macy's Retail Holdings, LLC
63,000 5.875%,  4/1/2029
a,c
62,354
57,000 6.125%,  3/15/2032
a,c
54,342
66,000 4.500%,  12/15/2034 52,684
Marriott International, Inc./MD
142,000 5.100%,  4/15/2032 143,600
Match Group Holdings II, LLC
127,000 4.125%,  8/1/2030
c
118,769
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
c
132,360
McDonald's Corporation
325,000 4.450%,  3/1/2047 274,681
Melco Resorts Finance, Ltd.
157,000 5.375%,  12/4/2029
c
146,703
155,000 7.625%,  4/17/2032
c
156,553
Meritage Homes Corporation
234,000 5.650%,  3/15/2035 234,665
MGM Resorts International
59,000 4.625%,  9/1/2026 58,924
61,000 6.125%,  9/15/2029 62,046
Michaels Companies, Inc.
46,000 5.250%,  5/1/2028
c
36,777
NCL Corporation, Ltd.
10,000 5.875%,  3/15/2026
c
10,013
156,000 5.875%,  2/15/2027
c
156,661
222,000 6.750%,  2/1/2032
c
226,802
New Home Company, Inc.
67,000 8.500%,  11/1/2030
c
68,237
Nissan Motor Company, Ltd.
152,000 4.810%,  9/17/2030
c
139,448
Parkland Corporation
61,000 6.625%,  8/15/2032
c
62,347
PENN Entertainment, Inc.
103,000 4.125%,  7/1/2029
a,c
95,441
Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Cyclical  0.3% - continued
Phinia, Inc.
$ 87,000 6.625%,  10/15/2032
c
$ 88,356
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
92,298
100,000 9.750%,  4/15/2029
c
109,538
151,000 8.125%,  12/15/2029
c,d,j
147,727
Raven Acquisition Holdings, LLC
152,000 6.875%,  11/15/2031
c
152,006
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
c
88,583
S&S Holdings, LLC
218,000 8.375%,  10/1/2031
c
213,050
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
c
38,546
SeaWorld Parks and
Entertainment, Inc.
137,000 5.250%,  8/15/2029
a,c
133,902
Service Corporation International/
US
56,000 3.375%,  8/15/2030 51,471
41,000 4.000%,  5/15/2031 38,363
92,000 5.750%,  10/15/2032 92,938
Six Flags Entertainment
Corporation
30,000 7.000%,  7/1/2025
a,c
30,000
29,000 7.250%,  5/15/2031
a,c
29,803
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
28,000 5.375%,  4/15/2027 27,970
194,000 5.250%,  7/15/2029 189,983
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
28,000 6.625%,  5/1/2032
c
28,880
Sonic Automotive, Inc.
131,000 4.875%,  11/15/2031
c
124,512
Staples, Inc.
84,000 10.750%,  9/1/2029
c
79,500
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
114,282
Stellantis Finance US, Inc.
236,000 5.750%,  3/18/2030
c
238,111
Tenneco, Inc.
124,000 8.000%,  11/17/2028
c
122,623
Toyota Motor Credit Corporation
261,000 4.800%,  5/15/2030 265,163
102,000 4.800%,  1/5/2034 101,960
Uber Technologies, Inc.
195,000 5.350%,  9/15/2054 181,888
234,000 4.800%,  9/15/2034 229,843
Vail Resorts, Inc.
48,000 5.625%,  7/15/2030
c
48,000
VICI Properties, LP/VICI Note
Company, Inc.
127,000 5.750%,  2/1/2027
c
128,757
158,000 4.125%,  8/15/2030
c
151,651

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Cyclical  0.3% - continued
Victoria's Secret & Company
$ 173,000 4.625%,  7/15/2029
a,c
$ 161,439
Victra Holdings, LLC/Victra
Finance Corporation
86,000 8.750%,  9/15/2029
a,c
90,101
Viking Cruises, Ltd.
226,000 5.875%,  9/15/2027
c
226,126
Walgreens Boots Alliance, Inc.
41,000 4.100%,  4/15/2050 35,635
145,000 3.200%,  4/15/2030 138,485
Walmart, Inc.
263,000 4.500%,  9/9/2052 229,892
165,000 4.900%,  4/28/2035 167,118
Wayfair, LLC
43,000 7.250%,  10/31/2029
c
43,019
75,000 7.750%,  9/15/2030
c
75,465
Wyndham Hotels & Resorts, Inc.
89,000 4.375%,  8/15/2028
c
87,066
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
53,000 5.125%,  10/1/2029
c
52,617
137,000 7.125%,  2/15/2031
c
146,105
Yum! Brands, Inc.
176,000 4.750%,  1/15/2030
c
174,341
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
93,863
60,000 6.750%,  4/23/2030
c
57,619
Total 20,706,633
Consumer Non-Cyclical  0.3%
1261229 B.C., Ltd.
144,000 10.000%,  4/15/2032
c
145,263
Abbott Laboratories
284,000 4.750%,  11/30/2036 282,659
AbbVie, Inc.
104,000 5.400%,  3/15/2054 101,125
465,000 4.500%,  5/14/2035 449,261
239,000 5.350%,  3/15/2044 234,262
Acadia Healthcare Company, Inc.
88,000 5.000%,  4/15/2029
c
85,366
76,000 7.375%,  3/15/2033
c
78,298
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
238,489
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
180,000 4.625%,  1/15/2027
c
178,868
191,000 3.500%,  3/15/2029
c
180,950
Altria Group, Inc.
110,000 4.875%,  2/4/2028 111,502
216,000 6.875%,  11/1/2033 241,081
Amgen, Inc.
315,000 4.200%,  2/22/2052 246,634
335,000 5.600%,  3/2/2043 332,324
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 423,475
Anheuser-Busch InBev Worldwide,
Inc.
270,000 5.550%,  1/23/2049 267,952
Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Non-Cyclical  0.3% - continued
Archer-Daniels-Midland Company
$ 393,000 2.700%,  9/15/2051 $ 238,987
AstraZeneca plc
580,000 3.000%,  5/28/2051 390,278
B&G Foods, Inc.
66,000 8.000%,  9/15/2028
c
63,544
BAT Capital Corporation
162,000 6.250%,  8/15/2055 164,077
215,000 7.079%,  8/2/2043 236,796
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,575
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 116,963
BellRing Brands, Inc.
52,000 7.000%,  3/15/2030
c
54,150
Bristol-Myers Squibb Company
556,000 3.550%,  3/15/2042 439,025
Bunge, Ltd. Finance Corporation
78,000 4.650%,  9/17/2034 75,681
Campbell's Company
208,000 5.400%,  3/21/2034 211,242
Cargill, Inc.
329,000 3.125%,  5/25/2051
c
215,011
276,000 5.125%,  2/11/2035
c
277,981
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
53,000 9.500%,  10/15/2029
c
43,189
Cencora, Inc.
187,000 5.150%,  2/15/2035 188,587
Central Garden & Pet Company
79,000 4.125%,  10/15/2030
a
74,575
Champ Acquisition Corporation
133,000 8.375%,  12/1/2031
c
141,329
CHS/Community Health Systems,
Inc.
131,000 5.625%,  3/15/2027
c
129,032
150,000 6.000%,  1/15/2029
c
144,280
67,000 6.875%,  4/15/2029
c
53,422
77,000 4.750%,  2/15/2031
c
65,826
82,000 10.875%,  1/15/2032
c
86,909
Conagra Brands, Inc.
380,000 1.375%,  11/1/2027 354,609
Concentra Health Services, Inc.
50,000 6.875%,  7/15/2032
c
51,768
Constellation Brands, Inc.
160,000 2.875%,  5/1/2030 147,959
CVS Health Corporation
133,000 7.000%,  3/10/2055
d
137,178
182,000 6.750%,  12/10/2054
d
182,396
214,000 4.780%,  3/25/2038 196,394
417,000 6.000%,  6/1/2044 412,163
DaVita, Inc.
113,000 3.750%,  2/15/2031
c
102,774
116,000 6.875%,  9/1/2032
c
120,197
67,000 6.750%,  7/15/2033
c
69,184
Edgewell Personal Care Company
166,000 5.500%,  6/1/2028
c
165,161
Eli Lilly & Company
117,000 5.500%,  2/12/2055 117,729
168,000 4.950%,  2/27/2063 152,631

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Non-Cyclical  0.3% - continued
Embecta Corporation
$ 70,000 5.000%,  2/15/2030
c
$ 63,252
56,000 6.750%,  2/15/2030
c
53,760
Encompass Health Corporation
90,000 4.500%,  2/1/2028 89,190
Endo Finance Holdings, Inc.
56,000 8.500%,  4/15/2031
c
59,279
Energizer Holdings, Inc.
149,000 4.750%,  6/15/2028
c
145,095
Fortrea Holdings, Inc.
38,000 7.500%,  7/1/2030
a,c
34,397
GE HealthCare Technologies, Inc.
226,000 6.377%,  11/22/2052 243,496
General Mills, Inc.
90,000 4.950%,  3/29/2033 90,122
Grifols SA
141,000 4.750%,  10/15/2028
c
135,547
HCA, Inc.
234,000 5.250%,  3/1/2030 239,895
401,000 3.500%,  9/1/2030 379,199
157,000 5.450%,  9/15/2034 158,359
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
115,000 7.875%,  9/1/2025
a,c
115,035
HLF Financing SARL, LLC/
Herbalife International, Inc.
90,000 12.250%,  4/15/2029
c
97,927
66,000 4.875%,  6/1/2029
c
55,496
Illumina, Inc.
145,000 4.650%,  9/9/2026 145,172
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
532,881
Insulet Corporation
38,000 6.500%,  4/1/2033
c
39,618
IQVIA, Inc.
134,000 6.250%,  6/1/2032
c
137,513
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
73,000 5.500%,  1/15/2030 74,673
373,000 3.000%,  5/15/2032 326,547
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
373,000 6.375%,  4/15/2066
c,h
375,749
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
200,000 5.950%,  4/20/2035
c
207,196
Johnson & Johnson
216,000 5.250%,  6/1/2054 214,278
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
110,000 9.000%,  2/15/2029
c
113,922
Kenvue, Inc.
354,000 4.850%,  5/22/2032 358,258
Keurig Dr Pepper, Inc.
170,000 5.150%,  5/15/2035 169,637
Kimberly-Clark Corporation
300,000 3.900%,  5/4/2047 235,468
Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Non-Cyclical  0.3% - continued
Kraft Heinz Foods Company
$ 219,000 4.375%,  6/1/2046 $ 177,177
Lamb Weston Holdings, Inc.
62,000 4.125%,  1/31/2030
c
59,123
62,000 4.375%,  1/31/2032
c
58,063
LifePoint Health, Inc.
85,000 9.875%,  8/15/2030
c
91,945
73,000 11.000%,  10/15/2030
c
80,533
44,000 10.000%,  6/1/2032
c
45,393
L'Oreal SA
200,000 5.000%,  5/20/2035
c
203,360
Mars, Inc.
44,000 5.650%,  5/1/2045
c
44,106
Medline Borrower, LP/Medline Co-
Issuer, Inc.
70,000 6.250%,  4/1/2029
c
71,910
Mozart Debt Merger Sub, Inc.
277,000 3.875%,  4/1/2029
c
265,710
191,000 5.250%,  10/1/2029
c
189,511
Newell Brands, Inc.
58,000 6.375%,  9/15/2027 58,779
58,000 6.625%,  9/15/2029 57,412
36,000 6.375%,  5/15/2030 35,022
Novartis Capital Corporation
182,000 4.700%,  9/18/2054 162,992
Organon & Company/Organon
Foreign Debt Co-Issuer BV
80,000 4.125%,  4/30/2028
c
76,942
212,000 5.125%,  4/30/2031
c
183,985
Owens & Minor, Inc.
67,000 6.625%,  4/1/2030
a,c
62,936
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 176,175
Performance Food Group, Inc.
129,000 4.250%,  8/1/2029
c
124,388
154,000 6.125%,  9/15/2032
c
157,532
Perrigo Finance Unlimited
Company
99,000 4.900%,  6/15/2030 97,335
54,000 6.125%,  9/30/2032 54,518
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 475,781
217,000 5.110%,  5/19/2043 206,935
Philip Morris International, Inc.
103,000 5.125%,  2/13/2031 106,084
336,000 5.375%,  2/15/2033 346,993
268,000 4.900%,  11/1/2034 266,724
Post Holdings, Inc.
85,000 4.625%,  4/15/2030
c
81,705
200,000 4.500%,  9/15/2031
c
185,642
80,000 6.250%,  10/15/2034
c
80,454
Prime Healthcare Services, Inc.
221,000 9.375%,  9/1/2029
c
219,343
Radiology Partners, Inc.
136,000 8.500%,  7/15/2032
c
136,317
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
c
280,483
Royalty Pharma plc
194,000 5.150%,  9/2/2029 197,970

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Consumer Non-Cyclical  0.3% - continued
Select Medical Corporation
$ 59,000 6.250%,  12/1/2032
a,c
$ 59,352
Simmons Foods, Inc.
169,000 4.625%,  3/1/2029
c
159,565
Sotera Health Holdings, LLC
60,000 7.375%,  6/1/2031
c
62,427
Spectrum Brands, Inc.
14,000 3.875%,  3/15/2031
c
11,230
Star Parent, Inc.
63,000 9.000%,  10/1/2030
c
66,265
Stryker Corporation
194,000 5.200%,  2/10/2035 197,691
Sysco Corporation
338,000 6.600%,  4/1/2040 368,640
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 219,387
316,000 5.650%,  7/5/2044 314,543
Tenet Healthcare Corporation
237,000 5.125%,  11/1/2027 236,621
173,000 4.375%,  1/15/2030 167,464
204,000 6.750%,  5/15/2031
a
211,056
Teva Pharmaceutical Finance
Company, LLC
59,000 6.150%,  2/1/2036 60,658
US Acute Care Solutions, LLC
177,000 9.750%,  5/15/2029
c
182,565
Viterra Finance BV
273,000 3.200%,  4/21/2031
c
250,708
Whirlpool Corporation
119,000 6.500%,  6/15/2033 119,381
Zoetis, Inc.
468,000 4.700%,  2/1/2043 427,606
Total 22,381,509
Energy  0.2%
Aethon United BR, LP/Aethon
United Finance Corporation
28,000 7.500%,  10/1/2029
c
29,370
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
123,068
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
85,281
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
58,000 5.875%,  6/30/2029
c
58,099
67,000 6.625%,  7/15/2033
c
67,971
Baytex Energy Corporation
92,000 8.500%,  4/30/2030
c
92,056
28,000 7.375%,  3/15/2032
c
26,737
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
93,000 7.000%,  7/15/2029
c
97,060
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 355,824
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
78,793
54,000 6.875%,  7/1/2029
c
55,945
Principal
Amount Long-Term Fixed Income  8.7% Value
Energy  0.2% - continued
$ 28,000 6.750%,  2/1/2030
c
$ 29,065
California Resources Corporation
70,000 8.250%,  6/15/2029
c
71,853
Cheniere Energy Partners, LP
712,000 4.500%,  10/1/2029 704,379
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034 62,475
Civitas Resources, Inc.
42,000 8.375%,  7/1/2028
c
43,004
207,000 8.750%,  7/1/2031
a,c
209,300
100,000 9.625%,  6/15/2033
c
102,518
CNX Resources Corporation
69,000 6.000%,  1/15/2029
c
69,278
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
228,025
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
58,060
Comstock Resources, Inc.
85,000 6.750%,  3/1/2029
c
84,737
170,000 5.875%,  1/15/2030
c
165,124
ConocoPhillips Company
295,000 4.850%,  1/15/2032 298,041
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
380,760
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
131,390
Crescent Energy Finance, LLC
153,000 7.625%,  4/1/2032
c
149,389
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
126,000 8.625%,  3/15/2029
c
130,773
68,000 7.375%,  6/30/2033
c
67,683
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
49,979
Diamondback Energy, Inc.
309,000 5.750%,  4/18/2054 286,821
Eastern Energy Gas Holdings, LLC
310,000 5.800%,  1/15/2035 322,591
Enbridge, Inc.
162,000 5.250%,  4/5/2027 164,370
Enerflex, Ltd.
45,000 9.000%,  10/15/2027
c
46,402
Energy Transfer, LP
137,000 8.000%,  5/15/2054
d
145,752
250,000 5.150%,  2/1/2043 218,759
400,000 6.000%,  6/15/2048 384,104
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 198,375
Excelerate Energy, LP
67,000 8.000%,  5/15/2030
c
70,629
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 372,165
Genesis Energy LP/Genesis
Energy Finance Corporation
93,000 8.875%,  4/15/2030 98,746
140,000 7.875%,  5/15/2032 145,564

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Energy  0.2% - continued
Gulfport Energy Operating
Corporation
$ 40,000 6.750%,  9/1/2029
c
$ 40,994
Halliburton Company
225,000 5.000%,  11/15/2045 199,073
Harvest Midstream I, LP
147,000 7.500%,  9/1/2028
c
149,504
Hess Midstream Operations, LP
127,000 4.250%,  2/15/2030
c
122,107
Hilcorp Energy I, LP/Hilcorp
Finance Company
165,000 5.750%,  2/1/2029
c
162,853
56,000 6.000%,  4/15/2030
c
54,440
112,000 6.250%,  4/15/2032
c
106,946
Howard Midstream Energy
Partners, LLC
163,000 7.375%,  7/15/2032
c
171,427
ITT Holdings, LLC
176,000 6.500%,  8/1/2029
c
167,367
Kodiak Gas Services, LLC
71,000 7.250%,  2/15/2029
c
73,443
MEG Energy Corporation
67,000 5.875%,  2/1/2029
c
66,932
Moss Creek Resources Holdings,
Inc.
31,000 8.250%,  9/1/2031
c
30,152
MPLX, LP
449,000 4.950%,  9/1/2032 444,847
82,000 5.000%,  3/1/2033 80,859
Nabors Industries, Inc.
56,000 7.375%,  5/15/2027
c
55,300
144,000 9.125%,  1/31/2030
c
137,881
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
47,484
168,000 8.375%,  2/15/2032
c
168,505
Noble Finance II, LLC
118,000 8.000%,  4/15/2030
c
120,150
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
c
94,806
NuStar Logistics, LP
114,000 6.375%,  10/1/2030 118,134
Occidental Petroleum Corporation
90,000 5.000%,  8/1/2027 90,775
ONEOK, Inc.
164,000 5.700%,  11/1/2054 151,379
112,000 5.000%,  3/1/2026 112,087
188,000 4.750%,  10/15/2031 186,135
113,000 5.600%,  4/1/2044 103,076
Ovintiv, Inc.
234,000 7.200%,  11/1/2031 252,820
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 91,809
Permian Resources Operating,
LLC
110,000 6.250%,  2/1/2033
c
111,021
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
96,870
Precision Drilling Corporation
77,000 6.875%,  1/15/2029
c
76,066
Principal
Amount Long-Term Fixed Income  8.7% Value
Energy  0.2% - continued
Range Resources Corporation
$ 97,000 4.750%,  2/15/2030
c
$ 94,353
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
144,309
Saturn Oil & Gas, Inc.
37,000 9.625%,  6/15/2029
a,c
36,772
SM Energy Company
105,000 6.500%,  7/15/2028 105,918
40,000 7.000%,  8/1/2032
c
39,416
South Bow USA Infrastructure
Holdings, LLC
173,000 5.026%,  10/1/2029
c
173,558
69,000 5.584%,  10/1/2034
c
68,273
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
56,000 5.875%,  3/1/2027 55,984
Sunoco, LP
169,000 7.000%,  5/1/2029
c
175,994
Sunoco, LP/Sunoco Finance
Corporation
84,000 5.875%,  3/15/2028 84,225
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
249,000 5.500%,  1/15/2028
c
247,538
85,000 7.375%,  2/15/2029
c
87,361
Talos Production, Inc.
35,000 9.000%,  2/1/2029
c
35,835
Targa Resources Corporation
98,000 6.125%,  5/15/2055 95,870
394,000 4.200%,  2/1/2033 369,178
TGNR Intermediate Holdings, LLC
127,000 5.500%,  10/15/2029
c
123,074
Tidewater, Inc.
34,000 9.125%,  7/15/2030
c,h
34,981
TotalEnergies Capital SA
160,000 5.275%,  9/10/2054 149,765
Transocean, Inc.
202,400 8.750%,  2/15/2030
c
208,137
USA Compression Partners, LP/
USA Compression Finance
Corporation
96,000 7.125%,  3/15/2029
c
98,394
Valaris, Ltd.
120,000 8.375%,  4/30/2030
c
123,117
Var Energi ASA
200,000 5.875%,  5/22/2030
c
204,898
Venture Global Calcasieu Pass,
LLC
84,000 3.875%,  8/15/2029
c
79,189
95,000 4.125%,  8/15/2031
c
87,931
Venture Global LNG, Inc.
210,000 8.125%,  6/1/2028
c
217,044
105,000 9.000%,  9/30/2029
c,d,j
102,081
82,000 7.000%,  1/15/2030
c
82,895
301,000 8.375%,  6/1/2031
c
312,629
116,000 9.875%,  2/1/2032
c
125,276
Venture Global Plaquemines LNG,
LLC
92,000 6.750%,  1/15/2036
c
92,000
65,000 7.750%,  5/1/2035
c
70,357

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Energy  0.2% - continued
Vital Energy, Inc.
$ 91,000 7.750%,  7/31/2029
c
$ 80,365
67,000 7.875%,  4/15/2032
a,c
57,286
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 229,268
112,000 6.150%,  4/1/2033 116,559
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 565,720
97,000 5.600%,  3/15/2035 99,711
Total 15,520,818
Financials  0.8%
200 Park Funding Trust
101,000 5.740%,  2/15/2055
c
99,644
Acrisure, LLC/Acrisure Finance,
Inc.
39,000 4.250%,  2/15/2029
c
37,429
57,000 7.500%,  11/6/2030
c
58,883
AEGON Funding Company, LLC
318,000 5.500%,  4/16/2027
a,c
321,863
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
247,000 6.100%,  1/15/2027 252,481
375,000 3.875%,  1/23/2028 368,525
289,000 5.375%,  12/15/2031 295,351
AG TTMT Escrow Issuer, LLC
44,000 8.625%,  9/30/2027
c
45,560
Agree, LP
158,000 5.625%,  6/15/2034 161,959
Air Lease Corporation
59,000 4.650%,  6/15/2026
d,j
58,660
482,000 3.000%,  2/1/2030 451,085
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
c
299,976
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
57,000 4.250%,  10/15/2027
c
55,951
202,000 6.750%,  4/15/2028
c
205,354
81,000 7.000%,  1/15/2031
c
83,787
Ally Financial, Inc.
460,000 8.000%,  11/1/2031 523,765
88,000 6.700%,  2/14/2033
a
91,690
American Express Company
149,000 5.043%,  7/26/2028
d
151,035
138,000 5.085%,  1/30/2031
d
141,239
American Homes 4 Rent, LP
128,000 4.950%,  6/15/2030 129,306
American International Group, Inc.
453,000 5.125%,  3/27/2033 460,545
Americold Realty Operating
Partnership, LP
237,000 5.600%,  5/15/2032 238,160
Ameriprise Financial, Inc.
312,000 5.200%,  4/15/2035 314,295
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
47,904
140,000 4.875%,  6/30/2029
c
136,054
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,d
228,184
Aon North America, Inc.
158,000 5.750%,  3/1/2054 155,700
Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
Apollo Debt Solutions BDC
$ 232,000 6.700%,  7/29/2031 $ 241,080
Ares Capital Corporation
173,000 3.250%,  7/15/2025 172,894
145,000 2.150%,  7/15/2026 141,295
189,000 5.875%,  3/1/2029 192,715
Ares Strategic Income Fund
442,000 5.450%,  9/9/2028
c
442,217
190,000 5.600%,  2/15/2030 189,425
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 59,807
79,000 5.750%,  7/15/2054 77,461
304,000 5.000%,  2/15/2032 308,099
Aviation Capital Group, LLC
167,000 5.125%,  4/10/2030
c
168,577
Avolon Holdings Funding, Ltd.
122,000 4.950%,  1/15/2028
c
122,637
270,000 5.750%,  3/1/2029
c
277,364
315,000 5.375%,  5/30/2030
c
320,878
Azorra Finance, Ltd.
151,000 7.750%,  4/15/2030
c
157,455
Banco Santander Mexico SA
200,000 5.621%,  12/10/2029
c
203,700
Banco Santander SA
400,000 4.175%,  3/24/2028
d
397,662
Bank of America Corporation
275,000 1.734%,  7/22/2027
d
267,294
265,000 3.824%,  1/20/2028
d
262,690
196,000 5.202%,  4/25/2029
d
200,305
230,000 2.087%,  6/14/2029
d
215,586
500,000 2.496%,  2/13/2031
d
456,681
650,000 1.922%,  10/24/2031
d
566,855
338,000 2.972%,  2/4/2033
d
302,675
676,000 4.571%,  4/27/2033
d
665,232
324,000 5.872%,  9/15/2034
d
341,904
129,000 5.468%,  1/23/2035
d
132,527
319,000 5.425%,  8/15/2035
d
318,906
450,000 3.846%,  3/8/2037
d
411,792
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
d
227,262
Barclays plc
56,000 6.125%,  12/15/2025
d,j
56,021
333,000 6.496%,  9/13/2027
d
340,390
275,000 4.972%,  5/16/2029
d
277,875
301,000 4.942%,  9/10/2030
d
303,244
335,000 5.746%,  8/9/2033
d
347,243
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
c
202,784
Berkshire Hathaway Finance
Corporation
449,000 2.850%,  10/15/2050 289,746
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 99,737
Blackstone Private Credit Fund
208,000 5.600%,  11/22/2029 209,437
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 280,210

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
Blue Owl Technology Finance
Corporation
$ 115,000 4.750%,  12/15/2025
c
$ 114,694
351,000 6.100%,  3/15/2028
c
352,902
217,000 6.750%,  4/4/2029 221,304
BNP Paribas SA
314,000 5.283%,  11/19/2030
c,d
319,985
564,000 3.132%,  1/20/2033
c,d
502,035
BPCE SA
250,000 5.876%,  1/14/2031
c,d
259,322
Brookfield Finance, Inc.
156,000 5.813%,  3/3/2055 152,551
Brown & Brown, Inc.
96,000 6.250%,  6/23/2055 98,957
98,000 5.550%,  6/23/2035 99,934
Burford Capital Global Finance,
LLC
134,000 9.250%,  7/1/2031
c
141,030
Camden Property Trust
278,000 3.150%,  7/1/2029 265,525
Capital One Financial Corporation
71,000 5.700%,  2/1/2030
d
73,444
Capital One NA
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
486,666
Charles Schwab Corporation
220,000 6.136%,  8/24/2034
d
238,035
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 190,355
Citadel, LP
194,000 6.375%,  1/23/2032
c
202,580
Citibank NA
403,000 4.914%,  5/29/2030 410,737
Citigroup, Inc.
348,000 3.200%,  10/21/2026 343,028
520,000 3.668%,  7/24/2028
d
511,874
175,000 3.520%,  10/27/2028
d
171,365
360,000 4.952%,  5/7/2031
d
364,103
478,000 4.910%,  5/24/2033
d
476,929
284,000 6.174%,  5/25/2034
d
297,299
252,000 6.020%,  1/24/2036
d
258,783
Citizens Financial Group, Inc.
136,000 5.718%,  7/23/2032
d
140,697
CNA Financial Corporation
160,000 5.125%,  2/15/2034 160,248
Comerica, Inc.
75,000 5.982%,  1/30/2030
d
76,822
Constellation Insurance, Inc.
138,000 6.800%,  1/24/2030
c
137,212
Corebridge Financial, Inc.
117,000 6.375%,  9/15/2054
d
116,612
169,000 4.350%,  4/5/2042 141,851
Countrywide Home Loans, Inc.
150,217
5.750%,  4/25/2037, Ser.
2007-3, Class A27 65,736
Cousins Properties, LP
69,000 5.375%,  2/15/2032 69,718
Credit Acceptance Corporation
82,000 9.250%,  12/15/2028
c
86,809
Credit Agricole SA
250,000 5.230%,  1/9/2029
c,d
254,066
Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
$ 250,000 5.222%,  5/27/2031
c,d
$ 254,662
Credit Suisse Group AG
350,000 7.250%,  N/A
*,k
23,625
Deutsche Bank AG/New York, NY
354,000 5.373%,  1/10/2029
d
360,214
224,000 5.297%,  5/9/2031
d
227,499
500,000 3.729%,  1/14/2032
d
458,047
Drawbridge Special Opportunities
Fund, LP
199,000 3.875%,  2/15/2026
c
196,176
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 243,846
300,000 4.625%,  5/15/2042 263,154
Encore Capital Group, Inc.
35,000 9.250%,  4/1/2029
c
37,220
161,000 8.500%,  5/15/2030
c
172,688
EPR Properties
190,000 4.950%,  4/15/2028 189,631
ERP Operating, LP
240,000 4.950%,  6/15/2032 242,739
Fairfax Financial Holdings, Ltd.
207,000 6.350%,  3/22/2054 209,649
FirstCash, Inc.
143,000 5.625%,  1/1/2030
c
142,591
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 196,064
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
228,429
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
59,020
Freedom Mortgage Holdings, LLC
133,000 9.250%,  2/1/2029
c
138,144
57,000 9.125%,  5/15/2031
c
58,755
86,000 8.375%,  4/1/2032
c
86,927
FTAI Aviation Investors, LLC
60,000 5.500%,  5/1/2028
c
59,677
136,000 7.000%,  5/1/2031
c
140,819
82,000 7.000%,  6/15/2032
c
84,667
GGAM Finance, Ltd.
54,000 7.750%,  5/15/2026
c
54,553
58,000 8.000%,  6/15/2028
c
61,348
158,000 5.875%,  3/15/2030
c
159,122
Global Aircraft Leasing Company,
Ltd.
172,000 8.750%,  9/1/2027
c
176,319
Global Net Lease, Inc.
37,000 4.500%,  9/30/2028
c
35,851
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
118,000 3.750%,  12/15/2027
c
112,693
goeasy, Ltd.
94,000 9.250%,  12/1/2028
c
99,454
30,000 7.625%,  7/1/2029
c
30,926
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 138,152
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
d
307,907
322,000 6.484%,  10/24/2029
d
341,567
254,000 5.218%,  4/23/2031
d
260,394

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
$ 120,000 1.992%,  1/27/2032
d
$ 103,939
810,000 3.102%,  2/24/2033
d
729,038
Goldman Sachs Private Credit
Corporation
136,000 5.875%,  5/6/2028
c
137,460
Howard Hughes Corporation
37,000 4.125%,  2/1/2029
c
35,235
HSBC Holdings plc
74,000 6.875%,  9/11/2029
d,j
74,887
264,000 5.130%,  3/3/2031
d
267,525
HUB International, Ltd.
164,000 7.250%,  6/15/2030
c
171,386
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
d
272,857
229,000 6.141%,  11/18/2039
d
233,442
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 6.250%,  5/15/2026 49,645
216,000 5.250%,  5/15/2027 209,289
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 240,109
Jackson National Life Global
Funding
236,000 5.550%,  7/2/2027
c
240,822
Jane Street Group/JSG Finance,
Inc.
92,000 4.500%,  11/15/2029
c
89,248
36,000 7.125%,  4/30/2031
c
37,878
60,000 6.125%,  11/1/2032
c
60,573
98,000 6.750%,  5/1/2033
c
100,764
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
47,367
200,000 6.625%,  10/15/2031
c
199,279
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
46,768
117,000 9.500%,  2/15/2029
c
123,499
46,000 8.250%,  5/15/2030
c
47,663
JPMorgan Chase & Company
320,000 4.979%,  7/22/2028
d
324,103
350,000 4.505%,  10/22/2028
d
351,047
25,000 4.203%,  7/23/2029
d
24,894
400,000 2.522%,  4/22/2031
d
365,718
400,000 1.953%,  2/4/2032
d
346,884
450,000 4.586%,  4/26/2033
d
445,384
337,000 4.912%,  7/25/2033
d
338,951
228,000 5.766%,  4/22/2035
d
239,534
156,000 5.502%,  1/24/2036
d
160,680
214,000 5.534%,  11/29/2045
d
214,476
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 254,592
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 105,280
Liberty Mutual Group, Inc.
32,000 4.125%,  12/15/2051
c,d
31,162
Lincoln National Corporation
430,000 2.330%,  8/15/2030
a,c
383,481
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
a,d
346,303
300,000 6.068%,  6/13/2036
d
308,430
Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
LPL Holdings, Inc.
$ 317,000 4.900%,  4/3/2028 $ 319,409
Macquarie Airfinance Holdings,
Ltd.
212,000 5.200%,  3/27/2028
c
214,362
57,000 6.400%,  3/26/2029
c
59,505
146,000 5.150%,  3/17/2030
c
145,902
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 80,569
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
c
286,771
Mizuho Financial Group, Inc.
200,000 5.098%,  5/13/2031
d
203,703
Molina Healthcare, Inc.
96,000 4.375%,  6/15/2028
c
93,832
41,000 3.875%,  5/15/2032
c
37,319
70,000 6.250%,  1/15/2033
c
71,253
Morgan Stanley
179,000 5.516%,  11/19/2055
d
174,924
540,000 4.350%,  9/8/2026 539,034
435,000 3.591%,  7/22/2028
d
427,386
223,000 5.164%,  4/20/2029
d
227,371
260,000 3.622%,  4/1/2031
d
249,329
223,000 5.250%,  4/21/2034
d
226,846
168,000 5.831%,  4/19/2035
d
176,007
116,000 5.587%,  1/18/2036
d
119,076
394,000 5.297%,  4/20/2037
d
392,536
MPT Operating Partnership, LP/
MPT Finance Corporation
78,000 8.500%,  2/15/2032
c
81,631
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 225,331
National Securities Clearing
Corporation
250,000 4.700%,  5/20/2030
c
254,203
Nationstar Mortgage Holdings,
Inc.
29,000 5.500%,  8/15/2028
c
28,809
60,000 6.500%,  8/1/2029
c
61,287
90,000 5.125%,  12/15/2030
c
91,087
32,000 7.125%,  2/1/2032
c
33,238
NatWest Group plc
250,000 4.445%,  5/8/2030
d
248,087
325,000 6.475%,  6/1/2034
d
340,267
Navient Corporation
34,000 5.000%,  3/15/2027 33,862
37,000 5.500%,  3/15/2029 36,237
New York Life Global Funding
331,000 4.550%,  1/28/2033
c
323,945
Nomura Holdings, Inc.
224,000 5.783%,  7/3/2034 231,731
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 395,997
221,000 5.200%,  7/1/2030 222,240
Omnis Funding Trust
220,000 6.722%,  5/15/2055
c
227,981
OneMain Finance Corporation
77,000 3.500%,  1/15/2027 75,384
90,000 3.875%,  9/15/2028 86,306
63,000 6.750%,  3/15/2032 64,185

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
$ 285,000 7.125%,  9/15/2032 $ 295,052
Panther Escrow Issuer, LLC
164,000 7.125%,  6/1/2031
c
170,355
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
161,000 4.875%,  5/15/2029
c
155,994
PennyMac Financial Services, Inc.
99,000 6.875%,  5/15/2032
c
101,225
65,000 6.875%,  2/15/2033
c
66,625
Phoenix Aviation Capital, Ltd.
109,000 9.250%,  7/15/2030
c
112,895
Pine Street Trust III
100,000 6.223%,  5/15/2054
c
98,721
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
d
109,995
PRA Group, Inc.
89,000 8.375%,  2/1/2028
c
91,336
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
221,905
104,000 5.250%,  1/15/2035
c
104,481
Prologis, LP
146,000 5.250%,  3/15/2054 137,033
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
d
413,929
Regency Centers, LP
299,000 4.125%,  3/15/2028 298,203
162,000 5.250%,  1/15/2034 164,359
RenaissanceRe Holdings, Ltd.
312,000 5.800%,  4/1/2035 320,557
RGA Global Funding
105,000 5.500%,  1/11/2031
c
108,297
RHP Hotel Properties, LP/RHP
Finance Corporation
28,000 4.750%,  10/15/2027 27,862
57,000 4.500%,  2/15/2029
c
55,711
Rithm Capital Corporation
68,000 8.000%,  7/15/2030
c
68,340
RLJ Lodging Trust, LP
52,000 4.000%,  9/15/2029
c
48,524
Rocket Companies, Inc.
101,000 6.375%,  8/1/2033
c
103,343
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
c
90,275
73,000 3.875%,  3/1/2031
c
67,672
32,000 4.000%,  10/15/2033
c
28,629
Ryan Specialty, LLC
30,000 4.375%,  2/1/2030
c
29,016
140,000 5.875%,  8/1/2032
c
141,101
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
d
115,737
296,000 5.473%,  3/20/2029
d
300,966
93,000 6.174%,  1/9/2030
d
96,793
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
d
446,823
Service Properties Trust
60,000 5.500%,  12/15/2027 59,448
32,000 8.625%,  11/15/2031
c
34,354
Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
Simon Property Group, LP
$ 343,000 3.800%,  7/15/2050 $ 253,301
Sixth Street Lending Partners
155,000 6.125%,  7/15/2030
c
157,832
SLM Corporation
49,000 6.500%,  1/31/2030 51,432
Societe Generale SA
60,000 10.000%,  11/14/2028
c,d,j
65,481
296,000 5.249%,  5/22/2029
c,d
299,614
Standard Chartered plc
200,000 5.545%,  1/21/2029
c,d
204,288
Starwood Property Trust, Inc.
82,000 6.500%,  10/15/2030
c
84,660
State Street Corporation
314,000 4.530%,  2/20/2029
d
316,575
Stonex Escrow Issuer, LLC
187,000 6.875%,  7/15/2032
c,h
188,881
Sumitomo Mitsui Financial Group,
Inc.
329,000 5.710%,  1/13/2030 345,151
275,000 1.710%,  1/12/2031 235,891
Synchrony Financial
115,000 5.935%,  8/2/2030
a,d
118,160
59,000 7.250%,  2/2/2033 61,734
Synovus Bank
250,000 5.625%,  2/15/2028 252,709
Toronto-Dominion Bank
110,000 5.146%,  9/10/2034
d
110,316
Truist Financial Corporation
227,000 6.047%,  6/8/2027
d
230,050
160,000 5.125%,  12/15/2027
d,j
158,474
266,000 5.122%,  1/26/2034
d
266,166
137,000 5.711%,  1/24/2035
d
142,007
U.S. Bancorp
348,000 5.775%,  6/12/2029
d
361,366
88,000 5.836%,  6/12/2034
d
92,436
146,000 5.678%,  1/23/2035
d
151,574
UBS Group AG
43,000 4.875%,  2/12/2027
c,d,j
41,824
328,000 6.246%,  9/22/2029
c,d
344,580
278,000 3.091%,  5/14/2032
c,d
252,358
200,000 5.699%,  2/8/2035
c,d
207,739
200,000 5.379%,  9/6/2045
c,d
192,821
United Wholesale Mortgage, LLC
154,000 5.500%,  4/15/2029
c
149,481
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 224,430
228,000 4.750%,  5/15/2052 194,216
Vornado Realty, LP
42,000 3.400%,  6/1/2031 37,467
Wells Fargo & Company
43,000 3.900%,  3/15/2026
d,j
42,559
500,000 4.900%,  1/24/2028
d
503,620
338,000 3.526%,  3/24/2028
d
333,310
214,000 5.707%,  4/22/2028
d
218,647
550,000 2.393%,  6/2/2028
d
529,878
234,000 5.574%,  7/25/2029
d
241,618
185,000 5.389%,  4/24/2034
d
189,301
310,000 4.900%,  11/17/2045 272,676
XHR, LP
66,000 4.875%,  6/1/2029
c
63,964

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Financials  0.8% - continued
$ 30,000 6.625%,  5/15/2030
c
$ 30,566
Zions Bancorp NA
250,000 6.816%,  11/19/2035
d
259,702
Total 57,350,729
Foreign Government  <0.1%
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
c
315,483
Saudi Arabian Oil Company
200,000 5.250%,  7/17/2034
c
202,079
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
149,174
Total 666,736
Mortgage-Backed Securities  2.7%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
547,954 5.500%,  12/1/2038 560,280
4,731,740 5.500%,  2/1/2040 4,826,981
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,912,807 2.000%,  1/1/2052 2,341,088
1,265,184 6.000%,  1/1/2055 1,307,505
2,157,102 2.000%,  5/1/2051 1,733,728
4,168,095 2.500%,  5/1/2051 3,486,701
1,711,930 3.500%,  5/1/2052 1,554,783
2,762,407 4.000%,  5/1/2052 2,590,189
1,722,855 5.000%,  7/1/2053 1,700,789
845,166 5.500%,  7/1/2053 851,353
2,227,469 3.500%,  8/1/2052 2,022,467
1,737,868 5.000%,  8/1/2053 1,719,482
2,686,953 5.500%,  9/1/2053 2,717,540
1,744,842 3.500%,  9/1/2047 1,611,364
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,107,202 2.500%,  7/1/2030 1,070,241
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
377,990 5.500%,  9/1/2039 387,426
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,610,627 3.000%,  12/1/2036 1,524,728
1,591,727 3.000%,  8/1/2038 1,508,204
2,459,544 3.500%,  5/1/2040 2,353,656
2,416,577 2.500%,  4/1/2042 2,152,885
834,105 2.000%,  5/1/2042 719,934
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,629,150 3.000%,  1/1/2052 5,788,618
826,282 2.000%,  2/1/2051 664,104
549,753 2.000%,  2/1/2051 441,851
3,218,399 2.500%,  2/1/2051 2,670,514
2,720,573 2.500%,  2/1/2051 2,287,041
3,084,651 5.500%,  2/1/2055 3,107,640
9,400,672 2.000%,  3/1/2051 7,480,337
4,806,808 4.000%,  3/1/2051 4,541,156
2,380,392 2.000%,  3/1/2052 1,908,603
Principal
Amount Long-Term Fixed Income  8.7% Value
Mortgage-Backed Securities  2.7% - continued
$ 7,245,536 3.000%,  3/1/2052 $ 6,286,881
6,225,689 2.000%,  4/1/2051 4,933,829
3,648,065 3.000%,  4/1/2051 3,178,444
3,664,269 3.000%,  5/1/2050 3,182,219
1,025,891 2.000%,  5/1/2051 820,532
3,325,077 3.000%,  5/1/2051 2,948,431
1,016,092 3.500%,  5/1/2052 920,971
6,294,026 2.000%,  6/1/2050 5,031,821
2,695,912 3.000%,  6/1/2050 2,401,345
1,146,576 4.000%,  6/1/2052 1,069,229
1,289,253 5.000%,  6/1/2053 1,275,374
4,614,635 2.500%,  7/1/2051 3,887,993
1,084,872 3.500%,  7/1/2051 988,395
785,775 3.000%,  7/1/2052 688,558
3,305,921 4.000%,  7/1/2052 3,082,919
1,075,000 2.500%,  7/1/2055
h
891,143
1,015,504 2.500%,  8/1/2050 857,146
1,782,179 3.500%,  8/1/2050 1,629,369
3,063,624 3.500%,  8/1/2052 2,767,974
5,676,618 4.500%,  8/1/2052 5,445,413
2,400,432 5.000%,  8/1/2053 2,374,590
4,797,620 6.000%,  8/1/2054 4,969,939
1,042,457 2.500%,  9/1/2051 875,172
901,336 3.500%,  9/1/2052 819,571
1,616,106 3.500%,  9/1/2052 1,469,349
1,872,182 5.000%,  9/1/2052 1,852,433
1,831,526 4.500%,  9/1/2053 1,765,021
3,058,067 4.500%,  9/1/2053 2,935,653
4,633,750 4.000%,  10/1/2052 4,336,211
1,003,733 2.000%,  11/1/2051 806,703
1,187,620 3.500%,  11/1/2052 1,083,277
4,084,472 2.000%,  12/1/2050 3,265,058
9,189,106 2.500%,  12/1/2051 7,706,558
5,626,232 4.500%,  12/1/2052 5,420,057
6,725,000 5.000%,  7/1/2041
h
6,589,829
825,000 6.000%,  7/1/2041
h
838,301
11,505,000 5.500%,  7/1/2042
h
11,502,368
2,037,871 3.500%,  12/1/2047 1,887,047
1,625,000 4.500%,  7/1/2048
h
1,554,185
3,000,000 3.000%,  7/1/2049
h
2,595,422
5,800,000 3.500%,  7/1/2049
h
5,221,191
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,491,526 2.500%,  3/1/2062 4,359,193
1,102,470 3.500%,  7/1/2061 975,131
2,395,275 4.000%,  12/1/2061 2,211,716
PRPM, LLC
620,353
6.255%,  5/25/2030, Ser.
2025-3, Class A1
c,e
623,811
Total 197,956,960
Technology  0.2%
Accenture Capital, Inc.
227,000 4.500%,  10/4/2034 220,920
Adobe, Inc.
310,000 5.300%,  1/17/2035 324,045
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052
a
188,632
Alphabet, Inc.
160,000 5.250%,  5/15/2055 157,579
Amentum Holdings, Inc.
144,000 7.250%,  8/1/2032
c
148,198

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Technology  0.2% - continued
Analog Devices, Inc.
$ 525,000 2.950%,  10/1/2051 $ 340,793
Apple, Inc.
292,000 2.650%,  2/8/2051 181,300
241,000 3.750%,  9/12/2047 190,167
Block, Inc.
61,000 3.500%,  6/1/2031 55,953
255,000 6.500%,  5/15/2032 263,089
Boost Newco Borrower, LLC
169,000 7.500%,  1/15/2031
c
179,396
Broadcom, Inc.
121,000 3.469%,  4/15/2034
c
108,088
452,000 3.137%,  11/15/2035
c
381,235
500,000 3.187%,  11/15/2036
c
414,495
250,000 4.926%,  5/15/2037
c
242,631
CACI International, Inc.
45,000 6.375%,  6/15/2033
c
46,438
Central Parent, Inc./CDK Global,
Inc.
104,000 7.250%,  6/15/2029
c
84,517
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 99,886
Clarivate Science Holdings
Corporation
62,000 3.875%,  7/1/2028
c
59,429
Cloud Software Group, Inc.
405,000 6.500%,  3/31/2029
c
408,772
CommScope Technologies, LLC
67,000 5.000%,  3/15/2027
c
65,255
CommScope, LLC
63,000 4.750%,  9/1/2029
c
61,506
63,000 9.500%,  12/15/2031
a,c
65,974
Consensus Cloud Solutions, Inc.
29,000 6.000%,  10/15/2026
c
28,855
CoreWeave, Inc.
101,000 9.250%,  6/1/2030
c
103,256
Dell International, LLC/EMC
Corporation
229,000 4.750%,  4/1/2028 231,680
Dell, Inc.
196,000 6.500%,  4/15/2038 208,777
Diebold Nixdorf, Inc.
151,000 7.750%,  3/31/2030
c
160,195
Fair Isaac Corporation
116,000 6.000%,  5/15/2033
c
117,063
Fiserv, Inc.
220,000 2.650%,  6/1/2030 201,629
215,000 5.350%,  3/15/2031 222,910
195,000 5.600%,  3/2/2033 202,197
230,000 5.150%,  8/12/2034 230,841
Foundry JV Holdco, LLC
251,000 5.900%,  1/25/2030
c
262,290
200,000 5.900%,  1/25/2033
c
207,336
Gen Digital, Inc.
70,000 7.125%,  9/30/2030
c
72,649
31,000 6.250%,  4/1/2033
c
31,832
Global Payments, Inc.
216,000 5.950%,  8/15/2052
a
207,643
337,000 5.300%,  8/15/2029 343,086
Principal
Amount Long-Term Fixed Income  8.7% Value
Technology  0.2% - continued
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
$ 64,000 4.625%,  5/1/2028
c
$ 60,539
Hewlett Packard Enterprise
Company
313,000 4.400%,  9/25/2027 313,274
187,000 4.850%,  10/15/2031 186,516
II-VI, Inc.
58,000 5.000%,  12/15/2029
c
56,964
Intel Corporation
391,000 4.900%,  7/29/2045 331,644
ION Trading Technologies SARL
106,000 9.500%,  5/30/2029
c
108,862
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
290,796
160,000 5.250%,  7/15/2030
c
157,812
247,000 4.500%,  2/15/2031
c
235,339
KLA Corporation
338,000 3.300%,  3/1/2050 234,171
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 57,026
Mastercard, Inc.
265,000 3.950%,  2/26/2048 213,539
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 47,749
Micron Technology, Inc.
122,000 5.650%,  11/1/2032 126,817
Microsoft Corporation
48,000 2.500%,  9/15/2050 29,454
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
51,482
NCR Voyix Corporation
85,000 5.000%,  10/1/2028
c
84,139
53,000 5.125%,  4/15/2029
c
52,202
Neptune Bidco US, Inc.
136,000 9.290%,  4/15/2029
c
132,421
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 154,917
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 105,031
250,000 3.250%,  5/11/2041 183,868
Open Text Corporation
102,000 3.875%,  12/1/2029
c
96,076
Open Text Holdings, Inc.
267,000 4.125%,  2/15/2030
c
252,346
Oracle Corporation
224,000 6.900%,  11/9/2052 249,164
198,000 5.250%,  2/3/2032 203,106
103,000 4.700%,  9/27/2034 100,004
450,000 3.850%,  7/15/2036 396,219
624,000 4.000%,  7/15/2046 481,260
Paychex, Inc.
79,000 5.600%,  4/15/2035 81,659
PayPal Holdings, Inc.
191,000 5.500%,  6/1/2054 187,336
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
c
29,264
Qualcomm, Inc.
342,000 4.750%,  5/20/2032 345,990

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Technology  0.2% - continued
RingCentral, Inc.
$ 160,000 8.500%,  8/15/2030
c
$ 171,198
Rocket Software, Inc.
70,000 9.000%,  11/28/2028
c
72,156
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 234,404
Sabre GLBL, Inc.
17,000 8.625%,  6/1/2027
c
17,404
67,000 11.125%,  7/15/2030
c
70,082
Seagate HDD Cayman
114,560 9.625%,  12/1/2032 129,141
44,000 5.750%,  12/1/2034 43,363
Sensata Technologies BV
176,000 4.000%,  4/15/2029
c
167,390
Sensata Technologies, Inc.
62,000 4.375%,  2/15/2030
c
59,192
33,000 3.750%,  2/15/2031
c
30,080
31,000 6.625%,  7/15/2032
c
31,904
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
152,000 6.750%,  8/15/2032
c
157,862
SS&C Technologies, Inc.
106,000 5.500%,  9/30/2027
c
106,093
30,000 6.500%,  6/1/2032
c
31,143
Synopsys, Inc.
196,000 5.700%,  4/1/2055 194,875
UKG, Inc.
59,000 6.875%,  2/1/2031
c
61,217
Verisk Analytics, Inc.
117,000 5.250%,  3/15/2035 117,663
Viavi Solutions, Inc.
100,000 3.750%,  10/1/2029
c
93,441
VMware, LLC
300,000 2.200%,  8/15/2031 260,381
Xerox Holdings Corporation
12,000 5.000%,  8/15/2025
c
11,937
134,000 5.500%,  8/15/2028
c
102,222
Total 14,920,671
Transportation  <0.1%
Air Canada
59,000 3.875%,  8/15/2026
c
58,404
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
126,666 5.500%,  4/20/2026
c
126,376
165,446 5.750%,  4/20/2029
c
165,301
Avianca Midco 2 plc
85,000 9.625%,  2/14/2030
c
78,395
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
a,c
73,249
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 195,212
240,000 4.450%,  3/15/2043 211,544
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 198,455
DCLI Bidco, LLC
54,000 7.750%,  11/15/2029
c
54,700
Principal
Amount Long-Term Fixed Income  8.7% Value
Transportation  <0.1% - continued
Delta Air Lines, Inc.
$ 284,000 5.250%,  7/10/2030 $ 285,823
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
457,057
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
215,920
JetBlue Airways Corporation/
JetBlue Loyalty, LP
79,000 9.875%,  9/20/2031
a,c
76,858
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
225,600 6.500%,  6/20/2027
c
225,896
Norfolk Southern Corporation
233,000 5.100%,  5/1/2035 234,177
OneSky Flight, LLC
148,000 8.875%,  12/15/2029
c
154,104
Rand Parent, LLC
152,000 8.500%,  2/15/2030
a,c
152,632
RXO, Inc.
58,000 7.500%,  11/15/2027
c
59,371
Ryder System, Inc.
186,000 4.850%,  6/15/2030 187,713
Star Leasing Company, LLC
61,000 7.625%,  2/15/2030
c
60,489
Stena International SA
94,000 7.250%,  1/15/2031
c
94,291
Stonepeak Nile Parent, LLC
47,000 7.250%,  3/15/2032
c
49,823
Union Pacific Corporation
449,000 2.973%,  9/16/2062 260,971
United Airlines, Inc.
317,000 4.625%,  4/15/2029
c
307,701
United Parcel Service, Inc.
130,000 4.650%,  10/15/2030 131,790
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
36,222
68,000 6.375%,  2/1/2030
a,c
63,749
Total 4,216,223
U.S. Government & Agencies  2.8%
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,055,625
290,000 3.625%,  5/15/2053 236,531
680,000 1.625%,  11/15/2050 358,249
4,000,000 4.750%,  11/15/2053 3,963,750
5,830,000 5.250%,  11/15/2028 6,108,292
2,050,000 4.375%,  5/15/2040 2,003,635
7,430,000 1.375%,  11/15/2040 4,733,432
11,465,000 3.000%,  5/15/2042 9,154,982
2,500,000 3.250%,  5/15/2042 2,067,871
25,124,000 2.500%,  5/15/2046 17,352,244
16,725,000 2.875%,  5/15/2049 12,006,067
U.S. Treasury Notes
2,500,000 4.250%,  12/31/2025 2,500,024
12,650,000 2.625%,  1/31/2026 12,533,383
2,500,000 0.500%,  2/28/2026 2,440,039
25,060,000 2.500%,  2/28/2026 24,783,949
100,000 4.625%,  2/28/2026 100,278

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
U.S. Government & Agencies  2.8% - continued
$ 10,500,000 3.500%,  9/30/2026 $ 10,445,859
2,850,000 3.875%,  5/31/2027 2,856,680
20,005,000 2.250%,  11/15/2027 19,344,679
10,550,000 3.875%,  12/31/2027 10,594,508
300,000 0.750%,  1/31/2028 278,332
3,200,000 3.625%,  3/31/2028 3,194,500
18,050,000 2.875%,  5/15/2028 17,647,400
2,500,000 3.750%,  12/31/2028 2,502,246
10,600,000 3.500%,  9/30/2029 10,493,172
17,810,000 4.000%,  3/31/2030 17,975,577
160,000 1.375%,  11/15/2031 136,894
4,400,000 4.125%,  11/15/2032 4,430,422
1,400,000 3.500%,  2/15/2033 1,349,578
7,900,000 4.500%,  11/15/2033 8,114,781
Total 210,762,979
Utilities  0.2%
AES Corporation
450,000 3.950%,  7/15/2030
c
427,827
Algonquin Power & Utilities
Corporation
161,000 4.750%,  1/18/2082
d
157,027
Alpha Generation, LLC
52,000 6.750%,  10/15/2032
c
53,604
American Water Capital
Corporation
210,000 5.450%,  3/1/2054 203,121
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 322,342
Calpine Corporation
125,000 4.500%,  2/15/2028
c
123,987
Capital Power US Holdings, Inc.
257,000 5.257%,  6/1/2028
c
260,481
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 273,846
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 143,822
450,000 4.125%,  5/15/2049 355,101
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 116,307
Consumers Energy Company
367,000 4.350%,  4/15/2049 310,369
Dominion Energy, Inc.
29,000 6.875%,  2/1/2055
d
30,508
29,000 7.000%,  6/1/2054
d
31,115
DTE Electric Company
265,000 3.700%,  3/15/2045 205,140
145,000 3.700%,  6/1/2046 110,357
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 255,777
Duke Energy Corporation
41,000 6.450%,  9/1/2054
d
42,140
326,000 5.450%,  6/15/2034 334,828
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 223,438
Enel Finance International NV
220,000 5.125%,  6/26/2029
c
224,095
Entergy Louisiana, LLC
60,000 5.800%,  3/15/2055 60,007
Principal
Amount Long-Term Fixed Income  8.7% Value
Utilities  0.2% - continued
Eversource Energy
$ 281,000 4.750%,  5/15/2026 $ 281,448
Exelon Corporation
275,000 4.700%,  4/15/2050 231,830
336,000 4.450%,  4/15/2046 277,855
FirstEnergy Corporation
281,000 4.850%,  7/15/2047 238,772
Georgia Power Company
190,000 4.950%,  5/17/2033 191,472
102,000 5.250%,  3/15/2034 104,023
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 204,874
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
175,329
Lightning Power, LLC
124,000 7.250%,  8/15/2032
c
130,504
Long Ridge Energy, LLC
93,000 8.750%,  2/15/2032
c
96,604
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 260,386
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 135,302
NextEra Energy Capital Holdings,
Inc.
219,000 5.900%,  3/15/2055 219,691
116,000 5.300%,  3/15/2032 119,486
NiSource, Inc.
29,000 6.375%,  3/31/2055
d
29,164
415,000 5.650%,  2/1/2045 404,717
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
c
47,148
80,000 5.250%,  6/15/2029
c
79,562
48,000 6.000%,  2/1/2033
c
48,478
118,000 6.250%,  11/1/2034
c
120,224
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 241,864
213,000 5.550%,  5/15/2029 216,435
199,000 4.550%,  7/1/2030 194,229
102,000 5.800%,  5/15/2034 101,979
PG&E Corporation
38,000 7.375%,  3/15/2055
d
35,987
50,000 5.000%,  7/1/2028 48,703
PPL Capital Funding, Inc.
225,000 5.250%,  9/1/2034 226,809
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 161,904
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 217,747
Public Service Enterprise Group,
Inc.
321,000 4.900%,  3/15/2030 326,514
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 388,373
Southern California Edison
Company
87,000 5.450%,  3/1/2035 85,400
Southern Company
274,000 5.113%,  8/1/2027 278,115

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  8.7% Value
Utilities  0.2% - continued
$ 312,000 4.850%,  3/15/2035 $ 305,000
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 113,764
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 135,210
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
124,313
TerraForm Power Operating, LLC
333,000 5.000%,  1/31/2028
c
329,608
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 72,325
284,000 4.600%,  12/1/2048 240,727
Vistra Corporation
57,000 8.000%,  10/15/2026
c,d,j
58,382
143,000 7.000%,  12/15/2026
c,d,j
144,721
Vistra Operations Company, LLC
201,000 5.000%,  7/31/2027
c
200,753
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 159,393
118,000 5.600%,  4/15/2035 120,468
XPLR Infrastructure Operating
Partners, LP
198,000 3.875%,  10/15/2026
c
193,444
19,000 8.375%,  1/15/2031
a,c
20,294
19,000 8.625%,  3/15/2033
a,c
20,364
Total 12,424,933
Total Long-Term Fixed Income
(cost $681,267,139) 647,959,668
Shares Private Equity Funds 1.2% Value
Secondary  1.2%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,b,l
12,539,813
1 ASF IX, LP
*,b,l
12,376,391
1 ASF VIII Sidecar (Cayman), LP
*,b,l
3,130,072
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,l
9,892,208
1 LCP X (Offshore), LP
*,b,l
32,356,695
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,b,l
16,467,093
Total 86,762,272
Total Private Equity Funds
(cost $69,118,565) 86,762,272
Shares
Collateral Held for Securities
Loaned 0.1% Value
8,000,219 Thrivent Cash Management Trust 8,000,219
Total Collateral Held for
Securities Loaned
(cost $8,000,219) 8,000,219
Shares or
Principal
Amount Short-Term Investments 20.8% Value
Federal Home Loan Bank Discount
Notes
200,000 4.210%, 7/10/2025
m,n
$ 199,768
5,300,000 4.205%, 7/11/2025
m,n
5,293,247
100,000 4.195%, 7/15/2025
m,n
99,826
5,000,000 4.215%, 7/16/2025
m,n
4,990,733
20,100,000 4.200%, 7/28/2025
m,n
20,034,809
300,000 4.226%, 7/30/2025
m,n
298,957
3,300,000 4.221%, 8/1/2025
m,n
3,287,621
700,000 4.215%, 8/11/2025
m,n
696,554
200,000 4.225%, 8/15/2025
m,n
198,922
300,000 4.225%, 9/12/2025
m,n
297,410
9,800,000 4.193%, 9/16/2025
m,n
9,710,820
7,300,000 4.200%, 9/26/2025
m,n
7,225,053
Federal Home Loan Mortgage
Corporation Discount Notes
700,000 4.130%, 7/14/2025
m,n
698,865
600,000 4.150%, 7/28/2025
m,n
598,054
600,000 4.180%, 8/11/2025
m,n
597,046
11,100,000 4.205%, 9/5/2025
m,n
11,013,235
3,700,000 4.185%, 9/8/2025
m,n
3,669,783
8,600,000 4.180%, 9/22/2025
m,n
8,515,720
Federal National Mortgage
Association Discount Notes
900,000 4.140%, 7/10/2025
m,n
898,958
1,000,000 4.160%, 7/14/2025
m,n
998,378
1,400,000 4.145%, 7/21/2025
m,n
1,396,595
19,400,000 4.200%, 8/8/2025
m,n
19,311,310
3,300,000 4.195%, 8/15/2025
m,n
3,282,206
10,800,000 4.200%, 8/22/2025
m,n
10,732,902
12,400,000 4.185%, 9/19/2025
m,n
12,282,820
State Street Institutional U.S.
Government Money Market
Fund
706,946,864 4.268%
m
706,946,864
Thrivent Core Short-Term Reserve
Fund
70,593,466 4.600% 705,934,661
U.S. Treasury Bills
1,300,000 4.180%, 7/3/2025
m
1,299,697
400,000 4.215%, 7/10/2025
m,o
399,581
1,300,000 4.212%, 7/17/2025
m,o
1,297,608
800,000 4.271%, 8/7/2025
m,o
796,505
300,000 4.256%, 8/12/2025
m
298,494
300,000 4.255%, 8/14/2025
m,o
298,421
1,100,000 4.195%, 9/25/2025
m,o
1,088,990
Total Short-Term Investments
(cost $1,544,642,591) 1,544,690,413
Total Investments (cost
$6,060,629,898) 100.2% $7,456,253,769
Other Assets and Liabilities, Net
(0.2%) (16,559,474)
Total Net Assets 100.0% $7,439,694,295
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $114,779,994 or 1.5% of
total net assets.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

d Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
f All or a portion of the security is insured or guaranteed.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of June 30,
2025 was $87,051,897 or 1.17% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 9,876,431
ASF IX, LP  3/18/2024 10,109,528
ASF VIII Sidecar (Cayman), LP  6/28/2024 2,538,904
Credit Suisse Group AG  9/5/2018 350,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 7,400,000
LCP X (Offshore), LP  10/25/2023 24,849,910
SoftBank Corporation, 7/9/2035 6/30/2025 266,000
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 14,343,792
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 5,414,668
Common Stock 2,295,007
Total lending $7,709,675
Gross amount payable upon return of
collateral for securities loaned $8,000,219
Net amounts due to counterparty $290,544
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,498,826,951
Gross unrealized depreciation (96,719,487)
Net unrealized appreciation (depreciation) $ 1,402,107,464
Cost for federal income tax purposes $ 6,083,099,318

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,870,711,997 2,870,711,997 – –
U.S. Unaffiliated 34,448,549 34,448,549 – –
Common Stock
Communications Services 206,736,249 206,736,249 – –
Consumer Discretionary 251,932,720 251,932,720 – –
Consumer Staples 43,954,669 43,954,669 – –
Energy 40,473,027 40,473,027 – –
Financials 248,056,225 248,056,225 – –
Health Care 186,350,570 186,350,570 – –
Industrials 191,081,948 190,627,619 454,329 –
Information Technology 625,372,181 624,684,225 687,956 –
Materials 42,815,189 42,759,101 56,088 –
Real Estate 43,740,877 43,740,877 – –
Utilities 30,206,777 30,206,777 – –
Long-Term Fixed Income
Asset-Backed Securities 13,357,303 – 13,357,303 –
Basic Materials 5,470,910 – 5,470,910 –
Capital Goods 12,438,561 – 12,438,561 –
Collateralized Mortgage Obligations 31,232,705 – 31,232,705 –
Commercial Mortgage-Backed Securities 11,004,679 – 11,004,679 –
Communications Services 17,547,319 – 17,547,319 –
Consumer Cyclical 20,706,633 – 20,706,633 –
Consumer Non-Cyclical 22,381,509 – 22,381,509 –
Energy 15,520,818 – 15,520,818 –
Financials 57,350,729 – 57,350,729 –
Foreign Government 666,736 – 666,736 –
Mortgage-Backed Securities 197,956,960 – 197,956,960 –
Technology 14,920,671 – 14,920,671 –
Transportation 4,216,223 – 4,216,223 –
U.S. Government & Agencies 210,762,979 – 210,762,979 –
Utilities 12,424,933 – 12,424,933 –
Private Equity Funds
Secondary 86,762,272 – – 86,762,272
Short-Term Investments 838,755,752 706,946,864 131,808,888 –
Subtotal Investments in Securities $6,389,358,670 $5,521,629,469 $780,966,929 $86,762,272
Other Investments  * Total
Affiliated Short-Term Investments 705,934,661
U.S. Affiliated Registered Investment Cos. 352,960,219
Collateral Held for Securities Loaned 8,000,219
Subtotal Other Investments $1,066,895,099
Total Investments at Value $7,456,253,769
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Moderately
Aggressive Allocation as discussed in the Notes to Financial Statements.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
   % Located on the Statement of Operations, Net realized gains/(losses) on investments.
   # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
** The reporting entity's Private Equity Funds - Secondary Level 3 securities are fair valued using the adjusted reported Net Asset Value (NAV) of the investment, adjusted for subsequent investment activity and market movement using inputs determined by the policies and procedures of the reporting entity.  Inputs used in valuation include index returns that are adjusted based on a regression analysis of similar types of assets over time.  Significant changes in the inputs in isolation could result in a significantly lower or higher fair value measurement.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 42,278,679 42,278,679 – –
Credit Default Swaps 1,432,773 – 1,432,773 –
Total Asset Derivatives $43,711,452 $42,278,679 $1,432,773 $–
Liability Derivatives
Futures Contracts 13,724,142 13,210,160 513,982 –
Total Return Swaps 1,034,297 – 1,034,297 –
Total Liability Derivatives $14,758,439 $13,210,160 $1,548,279 $–
Investments in Securities
Beginning
Value
12/31/2024
Realized
Gain/
(Loss)
%
Change in
Unrealized
Appreciation/
(Depreciation)
* Purchases Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
6/30/2025
Private Equity Funds
 Secondary $65,841,314 $- $5,919,799 $15,001,159 $- $- $- $86,762,272
Total  $65,841,314 $- $5,919,799 $15,001,159 $- $- $- $86,762,272
Investments in Securities Ending Value   6/30/2025 Valuation Technique(s) Unobservable  Input(s) Range of Inputs
Private Equity Funds
Secondary $86,762,272
Adjusted reported investment of
net asset value Fair Value adjustment ** N/A
Total $86,762,272

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $126,329,592 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 399 September 2025 $ 43,841,230 $ 896,645
CBOT 2-Yr. U.S. Treasury Note 666 September 2025 137,993,821 549,790
CBOT 5-Yr. U.S. Treasury Note 648 September 2025 69,757,887 874,113
CBOT U.S. Long Bond 199 September 2025 22,061,582 916,699
CME E-mini Russell 2000 Index 23 September 2025 2,477,280 43,175
CME E-mini S&P 500 Index 5,180 September 2025 1,582,724,054 36,997,196
CME E-mini S&P Mid-Cap 400 Index 4 September 2025 1,231,648 18,552
CME Ultra Long Term U.S. Treasury Bond 207 September 2025 23,517,746 1,141,129
Ultra 10-Yr. U.S. Treasury Note 256 September 2025 28,410,621 841,380
Total Futures Long Contracts $ 1,912,015,869 $ 42,278,679
CME E-mini S&P Mid-Cap 400 Index (750) September 2025 ( $ 227,326,452) ( $ 7,086,048)
CME Euro Foreign Exchange Currency (377) September 2025 (54,175,307) (1,601,843)
Eurex Euro STOXX 50 Index (1,344) September 2025 (83,837,284) (513,982)
ICE mini MSCI EAFE Index (1,278) September 2025 (169,689,432) (1,671,197)
ICE US mini MSCI Emerging Markets Index (1,771) September 2025 (106,375,353) (2,851,072)
Total Futures Short Contracts ( $ 641,403,828) ($13,724,142)
Total Futures Contracts $ 1,270,612,041 $28,554,537

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's credit default swap contracts held as of June 30, 2025. Investments totaling $2,486,493 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 26,456,000) $ – $ 1,432,773 $ 1,432,773
Total Credit Default Swaps $– $1,432,773 $1,432,773
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Aggressive Allocation Portfolio's total return swap contracts held as of June 30, 2025. Investments totaling $967,500 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 20,198,243 ( $ 1,034,297) $ – ( $ 1,034,297)
Total Return Swaps ( $ 1,034,297) $ – ($1,034,297)
# Payment made on Termination Date

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 37,058,923
Total Equity Contracts 37,058,923
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,219,756
Total Interest Rate Contracts 5,219,756
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,432,773
Total Credit Contracts 1,432,773
Total Asset Derivatives $43,711,452
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,601,843
Total Foreign Exchange Contracts 1,601,843
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 12,122,299
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 1,034,297
Total Equity Contracts 13,156,596
Total Liability Derivatives $14,758,439
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 19,351,297
Total Equity Contracts
19,351,297
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (6,505,501)
Total Foreign Exchange Contracts (6,505,501)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (2,035,326)
Total Interest Rate Contracts
(2,035,326)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 259,576
Total Credit Contracts
259,576
Total $11,070,046

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,848,509)
Total Foreign Exchange Contracts (2,848,509)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 32,717,806
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 454,709
Total Equity Contracts 33,172,515
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 7,454,381
Total Interest Rate Contracts 7,454,381
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,432,773
Total Credit Contracts 1,432,773
Total $39,211,160
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30,
2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,249,182,402
Futures - Short (677,599,838)
Total Return Swaps - Short (1,292,930)
Interest Rate Contracts
Futures - Long 338,397,827
Futures - Short (636,146)
Foreign Exchange Contracts
Futures - Short (76,461,152)
Credit Contracts
Credit Default Swaps - Sell Protection 617,759

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $51,386 $1,537 $1,766 $52,476 6,285 0.7%
Core Emerging Markets Equity 128,762 – – 146,800 13,875 2.0
Core International Equity 52,512 – 10 63,085 5,137 0.9
Core Low Volatility Equity 5,753 – – 6,234 517 0.1
Core Mid Cap Value 90,954 – 36,000 54,354 5,070 0.7
Core Small Cap Value 68,864 – 36,000 30,012 2,917 0.4
Global Stock 609,566 69,596 – 669,479 45,420 9.0
High Yield 38,508 1,233 424 39,850 9,399 0.5
Income 110,824 2,499 6,323 109,165 12,234 1.5
International Equity 513,273 13,346 – 611,452 54,776 8.2
International Index 49,182 1,289 – 59,159 3,761 0.8
Large Cap Value 822,263 119,219 – 880,840 40,189 11.8
Mid Cap Stock 416,337 47,006 141,010 279,300 14,552 3.8
Short-Term Bond 64,093 1,299 3,040 63,093 6,384 0.8
Small Cap Stock 193,535 11,697 25,000 158,374 9,094 2.1
Total U.S. Affiliated Registered Investment
Companies 3,215,812 3,223,673 43.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 1,033,703 115,710 443,478 705,935 70,593 9.5
Total Affiliated Short-Term Investments 1,033,703 705,935 9.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,600 282,222 278,822 8,000 8,000 0.1
Total Collateral Held for Securities Loaned 4,600 8,000 0.1
Total Value $4,254,115 $3,937,608

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($378) $1,697 $ – $1,537
Core Emerging Markets Equity – 18,038 – –
Core International Equity 0 10,583 – –
Core Low Volatility Equity – 481 – –
Core Mid Cap Value Fund 2,504 (3,104) – –
Core Small Cap Value Fund 2,278 (5,130) – –
Global Stock – (9,683) 57,812 11,784
High Yield (54) 587 – 1,231
Income (818) 2,983 – 2,500
International Equity – 84,833 – 13,347
International Index – 8,688 – 1,290
Large Cap Value – (60,642) 105,383 13,836
Mid Cap Stock 12,928 (55,961) 43,693 3,311
Short-Term Bond 1 740 – 1,300
Small Cap Stock (3,351) (18,507) 10,590 1,108
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 5 (5) – 16,965
Total Income/Non Cash Income from Affiliated
Investments $68,209
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $13,115 ($24,402) $ 217,478

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 35.1% Value
Asset-Backed Securities  0.8%
Access Group, Inc.
$ 88,160
4.920%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,b
$ 87,765
ALLO Issuer, LLC
1,925,000
5.528%,  4/20/2055, Ser.
2025-1A, Class A2
a
1,949,916
Balboa Bay Loan Funding, Ltd.
1,300,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
1,300,337
CarVal CLO I, Ltd.
1,250,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
1,251,030
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,205,029
Commonbond Student Loan Trust
92,489
4.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
91,361
Foundation Finance Trust
516,177
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
487,200
Goodgreen
1,175,179
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,080,296
Hertz Vehicle Financing III, LLC
1,000,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
1,011,637
Hotwire Funding, LLC
1,750,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
1,776,271
HTAP Issuer Trust
1,288,418
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
1,277,294
Laurel Road Prime Student Loan
Trust
522,185
5.960%,  11/25/2043, Ser.
2018-D, Class A
a,b
497,022
LCM 41, Ltd.
725,000
6.312%,  (TSFR3M +
2.000%), 4/15/2036, Ser. 41A,
Class CR
a,b
725,000
MFA Trust
1,152,882
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
c
1,155,976
National Collegiate Trust
345,573
4.576%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
337,915
Oak Street Investment
1,597,720
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,559,174
Palmer Square Loan Funding, Ltd.
1,000,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
991,260
Principal
Amount Long-Term Fixed Income  35.1% Value
Asset-Backed Securities  0.8% - continued
PRET, LLC
$ 2,300,322
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,c
$ 2,291,660
982,633
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,c
987,642
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
c
693,951
Saxon Asset Securities Trust
860,035
2.117%,  8/25/2035, Ser.
2004-2, Class MF2
b
767,319
Sunnova Hestia II Issuer, LLC
1,203,399
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
1,202,111
Unlock HEA Trust
1,217,837
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,222,155
1,477,661
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
1,469,772
Vericrest Opportunity Loan
Transferee
79,712
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
79,668
970,861
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
969,896
851,529
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,c
839,803
Wind River CLO, Ltd.
720,241
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
720,411
Total 28,028,871
Basic Materials  0.3%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
216,000 8.625%,  6/15/2029
a
229,582
Alumina, Pty. Ltd.
200,000 6.125%,  3/15/2030
a
203,012
ATI, Inc.
272,000 7.250%,  8/15/2030 285,030
Avient Corporation
220,000 6.250%,  11/1/2031
a
222,057
Axalta Coating Systems Dutch
Holding B BV
182,000 7.250%,  2/15/2031
a
191,880
Cascades, Inc./Cascades USA,
Inc.
221,000 6.750%,  7/15/2030
a
222,085
Celanese US Holdings, LLC
59,000 6.850%,  11/15/2028 61,996
98,000 6.500%,  4/15/2030 100,316
83,000 6.629%,  7/15/2032 87,015
33,000 6.750%,  4/15/2033
e
33,343
Cerdia Finanz GmbH
250,000 9.375%,  10/3/2031
a
259,117
Chemours Company
350,000 5.750%,  11/15/2028
a
328,057
Cleveland-Cliffs, Inc.
142,000 5.875%,  6/1/2027
e
141,885

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Basic Materials  0.3% - continued
$ 230,000 4.625%,  3/1/2029
a
$ 211,224
170,000 6.875%,  11/1/2029
a
167,372
277,000 4.875%,  3/1/2031
a,e
236,943
100,000 7.375%,  5/1/2033
a
93,896
129,000 6.250%,  10/1/2040 97,640
Consolidated Energy Finance SA
429,000 5.625%,  10/15/2028
a
367,768
CVR Partners, LP/CVR Nitrogen
Finance Corporation
119,000 6.125%,  6/15/2028
a
118,850
Eastman Chemical Company
430,000 5.000%,  8/1/2029 435,998
First Quantum Minerals, Ltd.
76,000 6.875%,  10/15/2027
a
76,105
126,000 9.375%,  3/1/2029
a
133,730
FMG Resources August 2006, Pty.
Ltd.
79,000 4.500%,  9/15/2027
a
78,050
129,000 5.875%,  4/15/2030
a
130,614
132,000 6.125%,  4/15/2032
a
134,267
Glencore Funding, LLC
765,000 4.000%,  3/27/2027
a
758,740
654,000 4.907%,  4/1/2028
a
660,659
Hecla Mining Company
175,000 7.250%,  2/15/2028 176,371
Hudbay Minerals, Inc.
216,000 4.500%,  4/1/2026
a
214,657
INEOS Finance plc
389,000 7.500%,  4/15/2029
a,e
389,806
International Flavors & Fragrances,
Inc.
231,000 1.230%,  10/1/2025
a
228,760
Magnera Corporation
320,000 7.250%,  11/15/2031
a
301,728
Mercer International, Inc.
157,000 5.125%,  2/1/2029 128,065
Methanex Corporation
195,000 5.125%,  10/15/2027 194,336
129,000 5.250%,  12/15/2029 127,437
Methanex US Operations, Inc.
133,000 6.250%,  3/15/2032
a
132,613
Mineral Resources, Ltd.
211,000 9.250%,  10/1/2028
a
215,939
87,000 8.500%,  5/1/2030
a,e
86,570
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034 187,727
Novelis Corporation
135,000 4.750%,  1/30/2030
a
129,355
160,000 3.875%,  8/15/2031
a
143,770
Olin Corporation
89,000 6.625%,  4/1/2033
a
87,595
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054 493,394
SNF Group SACA
302,000 3.375%,  3/15/2030
a
278,668
Steel Dynamics, Inc.
205,000 5.250%,  5/15/2035 205,218
SunCoke Energy, Inc.
378,000 4.875%,  6/30/2029
a
351,796
Principal
Amount Long-Term Fixed Income  35.1% Value
Basic Materials  0.3% - continued
Taseko Mines, Ltd.
$ 269,000 8.250%,  5/1/2030
a
$ 281,610
Tronox, Inc.
135,000 4.625%,  3/15/2029
a,e
116,493
WR Grace Holdings, LLC
99,000 4.875%,  6/15/2027
a
98,428
Total 10,637,567
Capital Goods  0.7%
Advanced Drainage Systems, Inc.
264,000 6.375%,  6/15/2030
a
270,008
AECOM
136,000 5.125%,  3/15/2027 136,412
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
126,000 7.000%,  5/21/2030
a
128,586
Amrize Finance US, LLC
271,000 5.400%,  4/7/2035
a
274,973
Amsted Industries, Inc.
280,000 6.375%,  3/15/2033
a
284,611
Axon Enterprise, Inc.
49,000 6.125%,  3/15/2030
a
50,390
49,000 6.250%,  3/15/2033
a
50,453
BAE Systems plc
400,000 5.250%,  3/26/2031
a
413,387
Ball Corporation
159,000 3.125%,  9/15/2031 142,648
Boeing Company
551,000 5.040%,  5/1/2027 555,105
299,000 6.259%,  5/1/2027 307,616
335,000 6.388%,  5/1/2031 360,023
508,000 5.705%,  5/1/2040 501,873
Bombardier, Inc.
196,000 6.000%,  2/15/2028
a
197,180
109,000 7.250%,  7/1/2031
a
114,417
373,000 7.000%,  6/1/2032
a,e
388,437
63,000 6.750%,  6/15/2033
a
65,281
120,000 7.450%,  5/1/2034
a
130,460
Brundage-Bone Concrete
Pumping Holdings, Inc.
114,000 7.500%,  2/1/2032
a
112,996
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
260,130
128,000 6.750%,  5/15/2035
a
131,791
Camelot Return Merger Sub, Inc.
194,000 8.750%,  8/1/2028
a
178,909
Canpack SA/Canpack US, LLC
415,000 3.875%,  11/15/2029
a
388,702
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
a
430,287
Clean Harbors, Inc.
114,000 6.375%,  2/1/2031
a
116,796
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
55,797
247,000 6.875%,  1/15/2030
a
252,503
56,000 8.750%,  4/15/2030
a
57,278
130,000 6.750%,  4/15/2032
a
133,415
Cornerstone Building Brands, Inc.
67,000 9.500%,  8/15/2029
a
61,594

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Capital Goods  0.7% - continued
Crown Cork & Seal Company, Inc.
$ 183,000 7.375%,  12/15/2026 $ 190,100
Eaton Capital, ULC
225,000 4.450%,  5/9/2030 226,054
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
401,000 6.625%,  12/15/2030
a
409,891
ESAB Corporation
107,000 6.250%,  4/15/2029
a
109,553
General Dynamics Corporation
70,000 4.950%,  8/15/2035 70,268
GFL Environmental, Inc.
298,000 4.000%,  8/1/2028
a
289,038
Herc Holdings, Inc.
84,000 5.500%,  7/15/2027
a
84,007
212,000 6.625%,  6/15/2029
a
217,512
159,000 7.000%,  6/15/2030
a
166,053
115,000 7.250%,  6/15/2033
a
120,497
Ingersoll Rand, Inc.
499,000 5.176%,  6/15/2029 512,254
128,000 5.700%,  8/14/2033 134,041
Lockheed Martin Corporation
284,000 6.150%,  9/1/2036 313,407
Martin Marietta Materials, Inc.
249,000 5.150%,  12/1/2034 250,156
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
222,729
Nesco Holdings II, Inc.
353,000 5.500%,  4/15/2029
a
343,924
New Enterprise Stone and Lime
Company, Inc.
433,000 5.250%,  7/15/2028
a
434,148
Nordson Corporation
512,000 5.600%,  9/15/2028 527,883
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 737,523
OI European Group BV
278,000 4.750%,  2/15/2030
a
267,420
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
221,101
105,000 7.375%,  6/1/2032
a,e
106,977
Quikrete Holdings, Inc.
495,000 6.375%,  3/1/2032
a
509,018
QXO Building Products, Inc.
192,000 6.750%,  4/30/2032
a
197,799
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026 673,873
Resideo Funding, Inc.
270,000 6.500%,  7/15/2032
a
276,613
Reworld Holding Corporation
208,000 4.875%,  12/1/2029
a
197,879
Roller Bearing Company of
America, Inc.
185,000 4.375%,  10/15/2029
a
179,144
RTX Corporation
159,000 6.400%,  3/15/2054 174,285
775,000 4.450%,  11/16/2038 714,141
600,000 4.500%,  6/1/2042 531,074
Principal
Amount Long-Term Fixed Income  35.1% Value
Capital Goods  0.7% - continued
Sealed Air Corporation/Sealed Air
Corporation (US)
$ 206,000 6.125%,  2/1/2028
a
$ 209,020
Siemens Funding BV
200,000 5.800%,  5/28/2055
a
205,943
450,000 4.900%,  5/28/2032
a
456,487
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
a
396,317
Sonoco Products Company
450,000 4.600%,  9/1/2029 448,962
Spirit AeroSystems, Inc.
942,000 4.600%,  6/15/2028 925,977
79,000 9.750%,  11/15/2030
a
87,125
SRM Escrow Issuer, LLC
108,000 6.000%,  11/1/2028
a
107,737
Standard Industries, Inc./NY
129,000 4.750%,  1/15/2028
a
127,566
129,000 3.375%,  1/15/2031
a
115,687
Textron, Inc.
710,000 3.375%,  3/1/2028 691,714
TopBuild Corporation
87,000 4.125%,  2/15/2032
a
80,674
Trane Technologies Financing, Ltd.
283,000 5.100%,  6/13/2034 287,178
TransDigm, Inc.
309,000 6.750%,  8/15/2028
a
315,532
228,000 7.125%,  12/1/2031
a
238,880
378,000 6.625%,  3/1/2032
a
391,379
332,000 6.000%,  1/15/2033
a
333,804
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 403,385
360,000 4.000%,  7/15/2030 343,540
Waste Pro USA, Inc.
288,000 7.000%,  2/1/2033
a
298,978
WESCO Distribution, Inc.
135,000 6.375%,  3/15/2029
a
138,892
95,000 6.625%,  3/15/2032
a
98,721
Total 22,663,918
Collateralized Mortgage Obligations  2.0%
A&D Mortgage Trust
1,145,748
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,c
1,158,525
Alternative Loan Trust
594,912
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 302,847
BINOM Securitization Trust
771,883
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,b
701,357
CHNGE Mortgage Trust
951,027
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,c
958,965
1,534,095
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,c
1,539,454
Citicorp Mortgage Securities, Inc.
919,496
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 839,473
COLT Mortgage Loan Trust
1,388,257
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,251,310

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Collateralized Mortgage Obligations  2.0% -
continued
Countrywide Alternative Loan Trust
$ 693,178
4.138%,  10/25/2035, Ser.
2005-43, Class 4A1
b
$ 593,539
1,063,627
7.000%,  10/25/2037, Ser.
2007-24, Class A10 353,420
Cross Mortgage Trust
1,200,000
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
1,199,855
CSMC Trust
854,637
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
855,099
1,009,167
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
884,605
Federal Home Loan Mortgage
Corporation - REMIC
3,204,731
4.000%,  1/25/2051, Ser.
5249, Class LA 3,160,340
1,550,000
5.000%,  1/25/2055, Ser.
5490, Class LB 1,498,480
3,250,000
5.000%,  9/25/2054, Ser.
5473, Class HL 3,255,275
770,270
3.000%,  2/15/2033, Ser.
4170, Class IG
f
50,481
928,951
3.000%,  3/15/2033, Ser.
4180, Class PI
f
75,961
2,422,052
4.500%,  10/15/2033, Ser.
2695, Class BH 2,433,450
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,144,740
Federal Home Loan Mortgage
Corporation - SLST
1,450,000
3.000%,  5/25/2035, Ser.
2025-1, Class A2
d
1,206,149
Federal National Mortgage
Association - REMIC
2,100,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 1,993,898
2,371,441
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,364,965
2,309,748
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,857,072
625,448
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
13,008
Flagstar Mortgage Trust
945,781
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
851,229
GCAT Trust
1,220,754
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,105,164
2,332,196
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
2,349,870
GS Mortgage-Backed Securities
Trust
2,267,508
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,b
1,925,168
2,375,000
5.500%,  11/25/2055, Ser.
2025-PJ6, Class A17
a,b
2,310,535
J.P. Morgan Mortgage Trust
1,983,557
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,b
1,623,777
1,355,463
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
1,171,131
Principal
Amount Long-Term Fixed Income  35.1% Value
Collateralized Mortgage Obligations  2.0% -
continued
LHOME Mortgage Trust
$ 1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,c
$ 1,412,887
Mello Mortgage Capital
Acceptance
2,008,911
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,b
1,636,271
Merrill Lynch Alternative Note
Asset Trust
184,125
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 60,751
Morgan Stanley Residential
Mortgage Loan Trust
500,000
7.410%,  9/25/2068, Ser.
2023-NQM1, Class M1
a,b
506,555
New Residential Mortgage Loan
Trust
3,756,574
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,b
3,069,239
OBX Trust
1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,b
1,270,111
Palisades Mortgage Loan Trust
633,698
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
630,894
PMT Loan Trust
2,300,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
2,313,805
2,325,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
2,266,313
PRET Trust
1,119,819
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,c
1,082,776
PRPM, LLC
1,300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,c
1,213,780
RCO IX Mortgage, LLC
1,510,386
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,c
1,516,885
Residential Accredit Loans, Inc.
Trust
399,244
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 353,801
Residential Asset Securitization
Trust
1,477,914
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 806,547
Roc Mortgage Trust
102,474
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
102,123
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,c
2,113,697
1,600,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,c
1,607,776
Sequoia Mortgage Trust
444,934
3.579%,  9/20/2046, Ser.
2007-1, Class 4A1
b
293,006
Toorak Mortgage Trust
1,050,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,c
1,050,124

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Collateralized Mortgage Obligations  2.0% -
continued
TRK Trust
$ 1,128,511
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
$ 999,534
TVC Mortgage Trust
1,350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,c
1,348,594
Vericrest Opportunity Loan
Transferee
67,982
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a
67,961
Verus Securitization Trust
706,081
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
632,510
Vontive Mortgage Trust
1,000,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,c
1,010,003
Total 69,395,085
Commercial Mortgage-Backed Securities  0.6%
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
1,024,990
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,338,160
BANK 2022-BNK39
9,643,318
0.525%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,f
224,945
BANK 2025-BNK49
9,391,955
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,f
454,438
1,600,000
6.025%,  3/15/2058, Ser.
2025-BNK49, Class AS
b
1,680,774
BBCMS Mortgage Trust
17,203,713
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,f
1,133,052
14,060,587
1.928%,  10/15/2053, Ser.
2020-C8, Class XA
b,f
949,885
Benchmark Mortgage Trust
1,250,000
6.090%,  4/15/2057, Ser.
2025-V14, Class AM
b
1,307,649
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,650,000
4.489%,  9/25/2034, Ser.
K-165, Class A2
d
2,636,301
1,850,000
5.000%,  2/25/2035, Ser.
K-170, Class A2
b,d
1,907,199
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,260,971
Home Partners of America Trust
2,495,781
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,402,608
1,995,203
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,745,301
HTAP Issuer Trust
2,222,024
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
2,192,758
Principal
Amount Long-Term Fixed Income  35.1% Value
Commercial Mortgage-Backed Securities  0.6%
- continued
Morgan Stanley Capital I Trust
$ 13,081,858
1.906%,  7/15/2053, Ser.
2020-HR8, Class XA
b,f
$ 928,426
Total 22,187,457
Communications Services  1.0%
AMC Networks, Inc.
314,000 10.250%,  1/15/2029
a
325,529
American Tower Corporation
245,000 3.375%,  10/15/2026 241,868
505,000 5.800%,  11/15/2028 526,854
660,000 2.900%,  1/15/2030 615,002
265,000 5.000%,  1/31/2030 270,136
598,000 4.900%,  3/15/2030 606,477
321,000 5.650%,  3/15/2033 334,551
AppLovin Corporation
463,000 5.500%,  12/1/2034 470,082
AT&T, Inc.
490,000 5.700%,  3/1/2057 472,029
805,000 3.650%,  6/1/2051 571,906
579,000 3.500%,  9/15/2053 391,900
22,000 5.400%,  2/15/2034 22,627
1,026,000 4.900%,  8/15/2037 983,346
CCO Holdings, LLC/CCO Holdings
Capital Corporation
319,000 5.125%,  5/1/2027
a
317,974
58,000 5.000%,  2/1/2028
a
57,466
770,000 4.750%,  3/1/2030
a
745,978
510,000 4.500%,  8/15/2030
a
486,224
220,000 4.250%,  2/1/2031
a
205,518
9,000 4.750%,  2/1/2032
a
8,537
132,000 4.500%,  6/1/2033
a
120,652
465,000 4.250%,  1/15/2034
a,e
413,937
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
549,000 6.100%,  6/1/2029 574,772
1,225,000 3.500%,  6/1/2041 888,730
Clear Channel Outdoor Holdings,
Inc.
256,000 5.125%,  8/15/2027
a
253,088
173,000 7.875%,  4/1/2030
a
178,578
Comcast Corporation
303,000 5.350%,  5/15/2053 280,763
640,000 4.400%,  8/15/2035 606,118
885,000 4.750%,  3/1/2044 780,688
Crown Castle, Inc.
488,000 4.900%,  9/1/2029 492,391
Deluxe Corporation
187,000 8.125%,  9/15/2029
a
192,997
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,576,081
DIRECTV Financing, LLC
65,000 8.875%,  2/1/2030
a
63,738
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
899,000 5.875%,  8/15/2027
a
896,066
130,000 10.000%,  2/15/2031
a
126,207

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Communications Services  1.0% - continued
FiberCop SPA
$ 319,000 6.000%,  9/30/2034
a
$ 298,533
Frontier Communications
Holdings, LLC
295,000 5.875%,  10/15/2027
a
295,112
Gray Media, Inc.
108,000 10.500%,  7/15/2029
a
116,022
Iliad Holding SASU
171,000 8.500%,  4/15/2031
a
182,906
209,000 7.000%,  4/15/2032
a
214,137
LCPR Senior Secured Financing
DAC
250,000 6.750%,  10/15/2027
a
168,397
Level 3 Financing, Inc.
67,000 3.625%,  1/15/2029
a,e
57,285
130,000 4.875%,  6/15/2029
a,e
121,388
116,009 11.000%,  11/15/2029
a
133,073
64,000 10.750%,  12/15/2030
a
72,560
282,000 6.875%,  6/30/2033
a
286,941
Lumen Technologies, Inc.
69,709 4.125%,  4/15/2030
a
67,966
McGraw-Hill Education, Inc.
389,000 5.750%,  8/1/2028
a
391,343
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 401,995
687,000 5.400%,  8/15/2054 669,991
Netflix, Inc.
480,000 5.375%,  11/15/2029
a
501,447
450,000 4.875%,  6/15/2030
a
460,427
Nexstar Media, Inc.
159,000 5.625%,  7/15/2027
a
158,628
200,000 4.750%,  11/1/2028
a,e
194,811
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
181,000 4.625%,  3/15/2030
a,e
172,875
Paramount Global
113,000 6.375%,  3/30/2062
b
111,027
Playtika Holding Corporation
174,000 4.250%,  3/15/2029
a
157,907
Rogers Communications, Inc.
98,000 7.000%,  4/15/2055
b
100,191
200,000 7.125%,  4/15/2055
b
202,721
620,000 5.000%,  2/15/2029 628,783
Sinclair Television Group, Inc.
66,000 8.125%,  2/15/2033
a
66,674
Sirius XM Radio, LLC
282,000 5.000%,  8/1/2027
a
279,584
202,000 4.000%,  7/15/2028
a
194,006
132,000 3.875%,  9/1/2031
a
117,337
SoftBank Corporation
434,000 5.332%,  7/9/2035
*,g
434,000
Sprint Capital Corporation
874,000 8.750%,  3/15/2032 1,060,241
Take-Two Interactive Software, Inc.
305,000 5.600%,  6/12/2034 316,513
TEGNA, Inc.
301,000 4.625%,  3/15/2028 292,524
Telecom Italia Capital SA
48,000 6.000%,  9/30/2034 48,083
Principal
Amount Long-Term Fixed Income  35.1% Value
Communications Services  1.0% - continued
Telenet Finance Luxembourg
Notes SARL
$ 400,000 5.500%,  3/1/2028
a
$ 395,794
T-Mobile USA, Inc.
909,000 3.600%,  11/15/2060 606,115
758,000 4.850%,  1/15/2029 768,548
900,000 4.375%,  4/15/2040 797,479
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
47,000 10.500%,  2/15/2028
a
49,822
411,000 4.750%,  4/15/2028
a
402,815
154,000 6.500%,  2/15/2029
a
148,845
Univision Communications, Inc.
53,000 8.000%,  8/15/2028
a
53,783
445,000 4.500%,  5/1/2029
a
404,595
195,000 7.375%,  6/30/2030
a
191,633
127,000 8.500%,  7/31/2031
a
127,141
Verizon Communications, Inc.
806,000 3.000%,  11/20/2060 475,077
1,842,000 2.650%,  11/20/2040 1,299,477
469,000 3.400%,  3/22/2041 361,756
Viasat, Inc.
133,000 5.625%,  4/15/2027
a
132,478
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
150,785
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
335,402
Virgin Media Vendor Financing
Notes IV DAC
158,000 5.000%,  7/15/2028
a
154,680
VMED O2 UK Financing I plc
135,000 7.750%,  4/15/2032
a
140,285
Vodafone Group plc
124,000 4.125%,  6/4/2081
b
113,326
194,000 5.125%,  6/4/2081
b
146,774
VZ Secured Financing BV
271,000 5.000%,  1/15/2032
a
241,084
Warnermedia Holdings, Inc.
437,000 4.054%,  3/15/2029 405,964
219,000 4.279%,  3/15/2032 184,234
225,000 5.050%,  3/15/2042 151,594
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
175,000 8.250%,  10/1/2031
a
183,275
Zegona Finance plc
110,000 8.625%,  7/15/2029
a
117,425
Ziggo BV
143,000 4.875%,  1/15/2030
a
133,565
Total 32,747,989
Consumer Cyclical  1.1%
1011778 B.C., ULC/New Red
Finance, Inc.
92,000 3.875%,  1/15/2028
a
89,613
203,000 4.375%,  1/15/2028
a
199,072
138,000 6.125%,  6/15/2029
a
141,529
236,000 5.625%,  9/15/2029
a
239,333
Adient Global Holdings, Ltd.
87,000 8.250%,  4/15/2031
a
91,415
132,000 7.500%,  2/15/2033
a,e
134,983

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Cyclical  1.1% - continued
ADT Security Corporation
$ 210,000 4.125%,  8/1/2029
a
$ 202,868
210,000 4.875%,  7/15/2032
a
201,449
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
201,000 4.625%,  6/1/2028
a
195,105
285,000 4.625%,  6/1/2028
a
276,376
Allison Transmission, Inc.
101,000 3.750%,  1/30/2031
a
92,572
American Axle & Manufacturing,
Inc.
373,000 5.000%,  10/1/2029
e
341,343
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
218,838
Ashton Woods USA, LLC/Ashton
Woods Finance Company
260,000 4.625%,  8/1/2029
a
248,300
74,000 4.625%,  4/1/2030
a
70,370
Aston Martin Capital Holdings, Ltd.
228,000 10.000%,  3/31/2029
a
215,891
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
156,000 9.500%,  7/1/2032
a,g
159,584
Beach Acquisition Bidco, LLC
200,000 10.000%,  7/15/2033
a,g
207,303
Belron UK Finance plc
311,000 5.750%,  10/15/2029
a
313,595
Boyd Gaming Corporation
201,000 4.750%,  6/15/2031
a
192,648
Boyne USA, Inc.
214,000 4.750%,  5/15/2029
a
207,653
Brinker International, Inc.
118,000 8.250%,  7/15/2030
a
125,763
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
267,000 4.875%,  2/15/2030
a
238,322
Caesars Entertainment, Inc.
574,000 4.625%,  10/15/2029
a,e
547,903
162,000 6.500%,  2/15/2032
a
166,231
144,000 6.000%,  10/15/2032
a,e
141,223
Carnival Corporation
231,000 5.750%,  3/1/2027
a
232,907
81,000 6.000%,  5/1/2029
a
81,846
84,000 6.125%,  2/15/2033
a
85,945
Carvana Company
103,130
9.000%,PIK 0.000%,
12/1/2028
a,h
105,777
134,000 11.000%,  6/1/2030
a
140,881
142,000 9.000%,  6/1/2031
a
168,212
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
261,584
164,000 6.750%,  5/1/2031
a
168,563
Clarios Global, LP/Clarios US
Finance Company, Inc.
101,000 6.750%,  5/15/2028
a
103,672
Cushman & Wakefield US
Borrower, LLC
65,000 6.750%,  5/15/2028
a
65,555
Dana, Inc.
197,000 4.500%,  2/15/2032
e
192,569
Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Cyclical  1.1% - continued
eG Global Finance plc
$ 65,000 12.000%,  11/30/2028
a
$ 71,752
Expedia Group, Inc.
555,000 5.400%,  2/15/2035 558,826
Ford Motor Credit Company, LLC
476,000 5.850%,  5/17/2027 479,623
770,000 2.900%,  2/10/2029 700,140
605,000 7.122%,  11/7/2033 627,891
Forestar Group, Inc.
99,000 6.500%,  3/15/2033
a
99,751
FORVIA SE
200,000 8.000%,  6/15/2030
a,e
204,917
Gap, Inc.
93,000 3.625%,  10/1/2029
a
86,375
145,000 3.875%,  10/1/2031
a
129,605
Garrett Motion Holdings, Inc./
Garrett LX I SARL
251,000 7.750%,  5/31/2032
a
261,324
General Motors Company
438,000 6.125%,  10/1/2025 438,780
270,000 5.350%,  4/15/2028 274,104
General Motors Financial
Company, Inc.
243,000 5.400%,  5/8/2027 246,529
817,000 5.800%,  1/7/2029 841,474
650,000 4.900%,  10/6/2029 648,884
634,000 5.450%,  7/15/2030 642,903
135,000 5.625%,  4/4/2032 136,594
Genting New York, LLC/GENNY
Capital, Inc.
228,000 7.250%,  10/1/2029
a
236,553
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
63,000 11.500%,  8/15/2029
a
61,643
99,000 8.750%,  1/15/2032
a
84,397
GLP Capital, LP
1,004,000 5.750%,  6/1/2028 1,028,795
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
129,000 3.500%,  3/1/2029
a
121,898
Goodyear Tire & Rubber Company
130,000 4.875%,  3/15/2027 129,353
132,000 5.000%,  7/15/2029
e
129,017
Group 1 Automotive, Inc.
101,000 6.375%,  1/15/2030
a
103,713
Hanesbrands, Inc.
73,000 9.000%,  2/15/2031
a,e
77,287
Harley-Davidson Financial
Services, Inc.
473,000 5.950%,  6/11/2029
a
481,150
Hilton Domestic Operating
Company, Inc.
360,000 4.875%,  1/15/2030 358,381
65,000 4.000%,  5/1/2031
a
61,115
377,000 3.625%,  2/15/2032
a
341,508
Home Depot, Inc.
700,000 3.900%,  6/15/2047 551,472
Hyundai Capital America
1,000,000 1.800%,  1/10/2028
a
931,972
420,000 5.300%,  6/24/2029
a
427,667
International Game Technology plc
445,000 5.250%,  1/15/2029
a
441,010

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Cyclical  1.1% - continued
Jacobs Entertainment, Inc.
$ 263,000 6.750%,  2/15/2029
a
$ 253,137
K Hovnanian Enterprises, Inc.
64,000 11.750%,  9/30/2029
a
69,380
KB Home
360,000 4.800%,  11/15/2029 350,592
76,000 4.000%,  6/15/2031 70,552
L Brands, Inc.
484,000 6.625%,  10/1/2030
a
498,834
208,000 6.875%,  11/1/2035 215,723
Las Vegas Sands Corporation
344,000 5.900%,  6/1/2027 351,453
486,000 5.625%,  6/15/2028 495,737
Lennar Corporation
380,000 5.200%,  7/30/2030 387,146
Life Time, Inc.
187,000 6.000%,  11/15/2031
a
189,983
Light & Wonder International, Inc.
122,000 7.250%,  11/15/2029
a
125,691
Live Nation Entertainment, Inc.
145,000 4.750%,  10/15/2027
a
143,424
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 515,491
657,000 2.625%,  4/1/2031 592,652
Macy's Retail Holdings, LLC
136,000 5.875%,  4/1/2029
a,e
134,605
131,000 6.125%,  3/15/2032
a,e
124,892
148,000 4.500%,  12/15/2034 118,140
Marriott International, Inc./MD
200,000 5.100%,  4/15/2032 202,253
Match Group Holdings II, LLC
278,000 4.125%,  8/1/2030
a
259,982
Mattamy Group Corporation
295,000 5.250%,  12/15/2027
a
293,581
McDonald's Corporation
590,000 4.450%,  3/1/2047 498,652
Melco Resorts Finance, Ltd.
361,000 5.375%,  12/4/2029
a
337,323
335,000 7.625%,  4/17/2032
a
338,356
Meritage Homes Corporation
446,000 5.650%,  3/15/2035 447,267
MGM Resorts International
132,000 4.625%,  9/1/2026 131,829
137,000 6.125%,  9/15/2029 139,349
Michaels Companies, Inc.
82,000 5.250%,  5/1/2028
a
65,559
NCL Corporation, Ltd.
25,000 5.875%,  3/15/2026
a
25,031
347,000 5.875%,  2/15/2027
a
348,470
350,000 6.750%,  2/1/2032
a
357,570
New Home Company, Inc.
126,000 8.500%,  11/1/2030
a
128,327
Nissan Motor Company, Ltd.
254,000 4.810%,  9/17/2030
a
233,025
Parkland Corporation
138,000 6.625%,  8/15/2032
a
141,047
PENN Entertainment, Inc.
170,000 4.125%,  7/1/2029
a,e
157,523
Phinia, Inc.
194,000 6.625%,  10/15/2032
a
197,023
Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Cyclical  1.1% - continued
Rakuten Group, Inc.
$ 225,000 9.750%,  4/15/2029
a
$ 246,460
250,000 8.125%,  12/15/2029
a,b,i
244,581
Raven Acquisition Holdings, LLC
134,000 6.875%,  11/15/2031
a
134,006
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
100,000 4.625%,  4/16/2029
a
88,583
S&S Holdings, LLC
240,000 8.375%,  10/1/2031
a
234,550
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
a
59,747
SeaWorld Parks and
Entertainment, Inc.
317,000 5.250%,  8/15/2029
a,e
309,832
Service Corporation International/
US
129,000 3.375%,  8/15/2030 118,567
92,000 4.000%,  5/15/2031 86,082
205,000 5.750%,  10/15/2032 207,091
Six Flags Entertainment
Corporation
74,000 7.000%,  7/1/2025
a,e
74,000
66,000 7.250%,  5/15/2031
a,e
67,827
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
65,000 5.375%,  4/15/2027 64,930
322,000 5.250%,  7/15/2029 315,333
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
65,000 6.625%,  5/1/2032
a
67,043
Sonic Automotive, Inc.
163,000 4.875%,  11/15/2031
a
154,928
Staples, Inc.
139,000 10.750%,  9/1/2029
a
131,553
Station Casinos, LLC
165,000 4.625%,  12/1/2031
a
154,561
Stellantis Finance US, Inc.
489,000 5.750%,  3/18/2030
a
493,375
200,000 6.450%,  3/18/2035
a
200,976
Tenneco, Inc.
275,000 8.000%,  11/17/2028
a
271,947
Toyota Motor Credit Corporation
460,000 4.800%,  5/15/2030 467,337
119,000 4.800%,  1/5/2034 118,953
Uber Technologies, Inc.
400,000 5.350%,  9/15/2054 373,104
435,000 4.800%,  9/15/2034 427,273
Vail Resorts, Inc.
87,000 5.625%,  7/15/2030
a
87,000
VICI Properties, LP/VICI Note
Company, Inc.
240,000 5.750%,  2/1/2027
a
243,320
371,000 4.125%,  8/15/2030
a
356,093
Victoria's Secret & Company
384,000 4.625%,  7/15/2029
a,e
358,338

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Cyclical  1.1% - continued
Victra Holdings, LLC/Victra
Finance Corporation
$ 92,000 8.750%,  9/15/2029
a,e
$ 96,387
Viking Cruises, Ltd.
482,000 5.875%,  9/15/2027
a
482,269
Walgreens Boots Alliance, Inc.
84,000 4.100%,  4/15/2050 73,009
164,000 3.200%,  4/15/2030 156,631
Wayfair, LLC
36,000 7.250%,  10/31/2029
a
36,016
148,000 7.750%,  9/15/2030
a
148,918
Wyndham Hotels & Resorts, Inc.
206,000 4.375%,  8/15/2028
a
201,522
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
119,000 5.125%,  10/1/2029
a
118,141
317,000 7.125%,  2/15/2031
a
338,068
Yum! Brands, Inc.
377,000 4.750%,  1/15/2030
a
373,447
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
217,059
134,000 6.750%,  4/23/2030
a
128,682
Total 36,350,334
Consumer Non-Cyclical  1.1%
1261229 B.C., Ltd.
239,000 10.000%,  4/15/2032
a
241,096
AbbVie, Inc.
241,000 5.400%,  3/15/2054 234,338
1,028,000 4.500%,  5/14/2035 993,205
555,000 5.350%,  3/15/2044 543,997
Acadia Healthcare Company, Inc.
87,000 5.000%,  4/15/2029
a
84,395
156,000 7.375%,  3/15/2033
a,e
160,716
AdaptHealth, LLC
513,000 4.625%,  8/1/2029
a,e
483,576
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
213,000 4.625%,  1/15/2027
a
211,661
443,000 3.500%,  3/15/2029
a
419,689
53,000 6.250%,  3/15/2033
a
54,634
Altria Group, Inc.
505,000 6.875%,  11/1/2033 563,638
Amgen, Inc.
808,000 5.600%,  3/2/2043 801,547
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 982,580
Anheuser-Busch InBev Worldwide,
Inc.
623,000 5.550%,  1/23/2049 618,275
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 561,892
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 942,051
B&G Foods, Inc.
127,000 8.000%,  9/15/2028
a
122,274
BAT Capital Corporation
261,000 6.250%,  8/15/2055 264,346
Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Non-Cyclical  1.1% - continued
$ 500,000 7.079%,  8/2/2043 $ 550,687
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
85,587
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 216,792
BellRing Brands, Inc.
102,000 7.000%,  3/15/2030
a
106,218
Bristol-Myers Squibb Company
744,000 3.550%,  3/15/2042 587,472
Bunge, Ltd. Finance Corporation
175,000 4.650%,  9/17/2034 169,797
Campbell's Company
460,000 5.400%,  3/21/2034 467,169
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
528,704
275,000 5.125%,  2/11/2035
a
276,974
CD&R Smokey Buyer, Inc./Radio
Systems Corporation
118,000 9.500%,  10/15/2029
a
96,157
Cencora, Inc.
383,000 5.150%,  2/15/2035 386,250
Central Garden & Pet Company
173,000 4.125%,  10/15/2030
e
163,311
Champ Acquisition Corporation
219,000 8.375%,  12/1/2031
a
232,715
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
a
296,479
202,000 6.000%,  1/15/2029
a
194,297
126,000 6.875%,  4/15/2029
a
100,466
176,000 4.750%,  2/15/2031
a
150,459
186,000 10.875%,  1/15/2032
a
197,135
Concentra Health Services, Inc.
114,000 6.875%,  7/15/2032
a
118,031
CVS Health Corporation
124,000 7.000%,  3/10/2055
b
127,895
137,000 6.750%,  12/10/2054
b
137,298
487,000 4.780%,  3/25/2038 446,934
DaVita, Inc.
73,000 3.750%,  2/15/2031
a
66,394
262,000 6.875%,  9/1/2032
a
271,479
126,000 6.750%,  7/15/2033
a
130,107
Edgewell Personal Care Company
178,000 5.500%,  6/1/2028
a
177,100
Eli Lilly & Company
165,000 5.500%,  2/12/2055 166,028
401,000 4.950%,  2/27/2063 364,316
Embecta Corporation
156,000 5.000%,  2/15/2030
a,e
140,961
128,000 6.750%,  2/15/2030
a
122,880
Encompass Health Corporation
200,000 4.500%,  2/1/2028 198,200
Endo Finance Holdings, Inc.
130,000 8.500%,  4/15/2031
a,e
137,613
Energizer Holdings, Inc.
336,000 4.750%,  6/15/2028
a
327,195
Fortrea Holdings, Inc.
62,000 7.500%,  7/1/2030
a,e
56,121
GE HealthCare Technologies, Inc.
525,000 6.377%,  11/22/2052 565,643

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Non-Cyclical  1.1% - continued
General Mills, Inc.
$ 214,000 4.950%,  3/29/2033 $ 214,291
Grifols SA
125,000 4.750%,  10/15/2028
a
120,166
HCA, Inc.
395,000 5.250%,  3/1/2030 404,952
921,000 3.500%,  9/1/2030 870,928
325,000 5.450%,  9/15/2034 327,813
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
201,000 7.875%,  9/1/2025
a,e
201,062
HLF Financing SARL, LLC/
Herbalife International, Inc.
138,000 12.250%,  4/15/2029
a
150,155
147,000 4.875%,  6/1/2029
a
123,605
Illumina, Inc.
250,000 4.650%,  9/9/2026 250,297
Imperial Brands Finance plc
350,000 3.875%,  7/26/2029
a
339,106
Insulet Corporation
78,000 6.500%,  4/1/2033
a
81,322
IQVIA, Inc.
252,000 6.250%,  6/1/2032
a
258,607
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
171,000 5.500%,  1/15/2030 174,918
743,000 3.000%,  5/15/2032 650,468
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
463,000 6.375%,  4/15/2066
a,g
466,412
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
417,000 5.950%,  4/20/2035
a
432,004
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
249,000 9.000%,  2/15/2029
a
257,878
Kenvue, Inc.
550,000 4.850%,  5/22/2032 556,615
Keurig Dr Pepper, Inc.
277,000 5.150%,  5/15/2035 276,408
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 557,274
Kraft Heinz Foods Company
513,000 4.375%,  6/1/2046 415,031
Lamb Weston Holdings, Inc.
139,000 4.125%,  1/31/2030
a
132,550
135,000 4.375%,  1/31/2032
a
126,427
LifePoint Health, Inc.
110,000 9.875%,  8/15/2030
a
118,988
167,000 11.000%,  10/15/2030
a
184,234
L'Oreal SA
200,000 5.000%,  5/20/2035
a
203,360
Medline Borrower, LP/Medline Co-
Issuer, Inc.
156,000 6.250%,  4/1/2029
a
160,256
Mozart Debt Merger Sub, Inc.
189,000 3.875%,  4/1/2029
a
181,297
392,000 5.250%,  10/1/2029
a
388,944
Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Non-Cyclical  1.1% - continued
Newell Brands, Inc.
$ 134,000 6.375%,  9/15/2027 $ 135,799
133,000 6.625%,  9/15/2029 131,652
80,000 6.375%,  5/15/2030 77,826
Novartis Capital Corporation
375,000 4.700%,  9/18/2054 335,836
Organon & Company/Organon
Foreign Debt Co-Issuer BV
181,000 4.125%,  4/30/2028
a
174,081
346,000 5.125%,  4/30/2031
a
300,278
Owens & Minor, Inc.
126,000 6.625%,  4/1/2030
a,e
118,358
PepsiCo, Inc.
515,000 4.200%,  7/18/2052 422,001
Performance Food Group, Inc.
294,000 4.250%,  8/1/2029
a
283,489
184,000 6.125%,  9/15/2032
a
188,220
Perrigo Finance Unlimited
Company
227,000 4.900%,  6/15/2030 223,182
120,000 6.125%,  9/30/2032 121,151
Pfizer Investment Enterprises,
Private Ltd.
200,000 5.300%,  5/19/2053 188,802
509,000 5.110%,  5/19/2043 485,391
Philip Morris International, Inc.
240,000 5.125%,  2/13/2031 247,187
802,000 5.375%,  2/15/2033 828,239
575,000 4.900%,  11/1/2034 572,262
Post Holdings, Inc.
195,000 4.625%,  4/15/2030
a
187,441
322,000 4.500%,  9/15/2031
a
298,883
177,000 6.250%,  10/15/2034
a
178,005
Prime Healthcare Services, Inc.
301,000 9.375%,  9/1/2029
a
298,742
Radiology Partners, Inc.
250,000 8.500%,  7/15/2032
a
250,582
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
641,105
Royalty Pharma plc
431,000 5.150%,  9/2/2029 439,819
Simmons Foods, Inc.
372,000 4.625%,  3/1/2029
a
351,232
Sotera Health Holdings, LLC
135,000 7.375%,  6/1/2031
a
140,460
Spectrum Brands, Inc.
34,000 3.875%,  3/15/2031
a
27,273
Star Parent, Inc.
145,000 9.000%,  10/1/2030
a
152,514
Stryker Corporation
350,000 5.200%,  2/10/2035 356,659
Sysco Corporation
797,000 6.600%,  4/1/2040 869,248
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 523,909
722,000 5.650%,  7/5/2044 718,671
Tenet Healthcare Corporation
587,000 5.125%,  11/1/2027 586,061
183,000 4.375%,  1/15/2030 177,144
330,000 6.750%,  5/15/2031 341,414

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Consumer Non-Cyclical  1.1% - continued
Teva Pharmaceutical Finance
Company, LLC
$ 132,000 6.150%,  2/1/2036 $ 135,710
US Acute Care Solutions, LLC
129,000 9.750%,  5/15/2029
a
133,056
Viterra Finance BV
642,000 3.200%,  4/21/2031
a
589,576
Whirlpool Corporation
220,000 6.500%,  6/15/2033 220,705
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,156,729
Total 38,878,834
Energy  0.9%
Aethon United BR, LP/Aethon
United Finance Corporation
55,000 7.500%,  10/1/2029
a
57,691
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
279,881
Archrock Partners, LP/Archrock
Partners Finance Corporation
191,000 6.250%,  4/1/2028
a
191,632
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
133,000 5.875%,  6/30/2029
a
133,226
126,000 6.625%,  7/15/2033
a
127,827
Baytex Energy Corporation
189,000 8.500%,  4/30/2030
a
189,115
63,000 7.375%,  3/15/2032
a
60,158
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
213,000 7.000%,  7/15/2029
a
222,299
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 832,767
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
183,193
125,000 6.875%,  7/1/2029
a
129,503
60,000 6.750%,  2/1/2030
a
62,282
California Resources Corporation
160,000 8.250%,  6/15/2029
a
164,236
Cheniere Energy Partners, LP
1,342,000 4.500%,  10/1/2029 1,327,635
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034 136,216
Civitas Resources, Inc.
76,000 8.375%,  7/1/2028
a
77,817
343,000 8.750%,  7/1/2031
a,e
346,810
189,000 9.625%,  6/15/2033
a
193,759
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
159,640
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
535,183
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
137,232
Comstock Resources, Inc.
175,000 6.750%,  3/1/2029
a
174,458
330,000 5.875%,  1/15/2030
a
320,535
Principal
Amount Long-Term Fixed Income  35.1% Value
Energy  0.9% - continued
Continental Resources, Inc.
$ 936,000 2.268%,  11/15/2026
a
$ 904,547
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
237,000 5.500%,  6/15/2031
a
234,131
Crescent Energy Finance, LLC
314,000 7.625%,  4/1/2032
a
306,590
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
291,000 8.625%,  3/15/2029
a
302,024
125,000 7.375%,  6/30/2033
a
124,418
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
114,536
Diamondback Energy, Inc.
684,000 5.750%,  4/18/2054 634,905
Eastern Energy Gas Holdings, LLC
530,000 5.800%,  1/15/2035 551,527
Enerflex, Ltd.
100,000 9.000%,  10/15/2027
a
103,116
Energy Transfer, LP
316,000 8.000%,  5/15/2054
b
336,187
600,000 5.150%,  2/1/2043 525,022
1,090,000 6.000%,  6/15/2048 1,046,684
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 478,745
Excelerate Energy, LP
63,000 8.000%,  5/15/2030
a
66,412
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 850,663
Genesis Energy LP/Genesis
Energy Finance Corporation
214,000 8.875%,  4/15/2030 227,221
307,000 7.875%,  5/15/2032 319,202
Gulfport Energy Operating
Corporation
92,000 6.750%,  9/1/2029
a
94,287
Halliburton Company
537,000 5.000%,  11/15/2045 475,120
Harvest Midstream I, LP
334,000 7.500%,  9/1/2028
a
339,690
Hess Midstream Operations, LP
292,000 4.250%,  2/15/2030
a
280,750
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
329,654
130,000 6.000%,  4/15/2030
a
126,379
126,000 6.250%,  4/15/2032
a
120,314
Howard Midstream Energy
Partners, LLC
371,000 7.375%,  7/15/2032
a
390,180
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
361,361
Kodiak Gas Services, LLC
164,000 7.250%,  2/15/2029
a
169,643
MEG Energy Corporation
124,000 5.875%,  2/1/2029
a
123,873
Moss Creek Resources Holdings,
Inc.
63,000 8.250%,  9/1/2031
a
61,276

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Energy  0.9% - continued
MPLX, LP
$ 73,000 4.950%,  9/1/2032 $ 72,325
202,000 5.000%,  3/1/2033 199,189
Nabors Industries, Inc.
130,000 7.375%,  5/15/2027
a
128,375
259,000 9.125%,  1/31/2030
a
247,993
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
109,113
228,000 8.375%,  2/15/2032
a
228,685
Noble Finance II, LLC
266,000 8.000%,  4/15/2030
a
270,847
Northern Oil and Gas, Inc.
193,000 8.750%,  6/15/2031
a
198,886
NuStar Logistics, LP
123,000 6.375%,  10/1/2030 127,460
Occidental Petroleum Corporation
182,000 5.000%,  8/1/2027 183,566
ONEOK, Inc.
352,000 5.700%,  11/1/2054 324,911
244,000 5.000%,  3/1/2026 244,190
400,000 4.750%,  10/15/2031 396,032
240,000 5.600%,  4/1/2044 218,922
Ovintiv, Inc.
453,000 7.200%,  11/1/2031 489,434
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 209,438
Permian Resources Operating,
LLC
247,000 6.250%,  2/1/2033
a
249,292
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
224,989
Precision Drilling Corporation
173,000 6.875%,  1/15/2029
a
170,902
Range Resources Corporation
221,000 4.750%,  2/15/2030
a
214,970
Rockies Express Pipeline, LLC
340,000 4.950%,  7/15/2029
a
333,777
Saturn Oil & Gas, Inc.
68,000 9.625%,  6/15/2029
a,e
67,582
SM Energy Company
200,000 6.500%,  7/15/2028 201,748
90,000 7.000%,  8/1/2032
a
88,685
South Bow USA Infrastructure
Holdings, LLC
338,000 5.026%,  10/1/2029
a
339,090
124,000 5.584%,  10/1/2034
a
122,693
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
130,000 5.875%,  3/1/2027 129,963
Sunoco, LP
390,000 7.000%,  5/1/2029
a
406,139
Sunoco, LP/Sunoco Finance
Corporation
186,000 5.875%,  3/15/2028 186,498
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
a
492,093
195,000 7.375%,  2/15/2029
a
200,417
Principal
Amount Long-Term Fixed Income  35.1% Value
Energy  0.9% - continued
Talos Production, Inc.
$ 71,000 9.000%,  2/1/2029
a
$ 72,694
Targa Resources Corporation
80,000 6.125%,  5/15/2055 78,261
939,000 4.200%,  2/1/2033 879,843
TGNR Intermediate Holdings, LLC
292,000 5.500%,  10/15/2029
a
282,973
Tidewater, Inc.
62,000 9.125%,  7/15/2030
a,g
63,789
TotalEnergies Capital SA
346,000 5.275%,  9/10/2054 323,866
Transocean, Inc.
342,400 8.750%,  2/15/2030
a
352,105
USA Compression Partners, LP/
USA Compression Finance
Corporation
230,000 7.125%,  3/15/2029
a
235,734
Valaris, Ltd.
272,000 8.375%,  4/30/2030
a
279,065
Var Energi ASA
200,000 5.875%,  5/22/2030
a
204,898
Venture Global Calcasieu Pass,
LLC
187,000 3.875%,  8/15/2029
a
176,290
235,000 4.125%,  8/15/2031
a
217,514
Venture Global LNG, Inc.
314,000 8.125%,  6/1/2028
a
324,533
235,000 9.000%,  9/30/2029
a,b,i
228,467
186,000 7.000%,  1/15/2030
a
188,030
562,000 8.375%,  6/1/2031
a
583,713
257,000 9.875%,  2/1/2032
a
277,551
Venture Global Plaquemines LNG,
LLC
83,000 6.750%,  1/15/2036
a
83,000
128,000 7.750%,  5/1/2035
a
138,550
Vital Energy, Inc.
181,000 7.750%,  7/31/2029
a
159,847
126,000 7.875%,  4/15/2032
a,e
107,733
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 539,146
267,000 6.150%,  4/1/2033 277,869
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,018,297
160,000 5.600%,  3/15/2035 164,471
Total 30,377,995
Financials  3.1%
200 Park Funding Trust
100,000 5.740%,  2/15/2055
a
98,657
Acrisure, LLC/Acrisure Finance,
Inc.
91,000 4.250%,  2/15/2029
a
87,335
130,000 7.500%,  11/6/2030
a
134,294
AEGON Funding Company, LLC
724,000 5.500%,  4/16/2027
a,e
732,794
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
581,000 6.100%,  1/15/2027 593,893
950,000 3.875%,  1/23/2028 933,596
588,000 5.375%,  12/15/2031 600,921

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
AG TTMT Escrow Issuer, LLC
$ 99,000 8.625%,  9/30/2027
a
$ 102,510
Agree, LP
357,000 5.625%,  6/15/2034 365,946
Air Lease Corporation
133,000 4.650%,  6/15/2026
b,i
132,233
1,117,000 3.000%,  2/1/2030 1,045,356
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
a
564,955
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
130,000 4.250%,  10/15/2027
a
127,608
190,000 6.750%,  4/15/2028
a
193,155
184,000 7.000%,  1/15/2031
a
190,331
Ally Financial, Inc.
900,000 8.000%,  11/1/2031 1,024,758
204,000 6.700%,  2/14/2033
e
212,555
American Express Company
167,000 5.085%,  1/30/2031
b
170,920
American Homes 4 Rent, LP
125,000 4.950%,  6/15/2030 126,276
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,035,972
Americold Realty Operating
Partnership, LP
420,000 5.600%,  5/15/2032 422,056
Ameriprise Financial, Inc.
546,000 5.200%,  4/15/2035 550,017
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
110,077
179,000 4.875%,  6/30/2029
a
173,955
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,b
557,784
Aon North America, Inc.
365,000 5.750%,  3/1/2054 359,686
Apollo Debt Solutions BDC
505,000 6.700%,  7/29/2031 524,764
Ares Capital Corporation
397,000 3.250%,  7/15/2025 396,757
450,000 2.150%,  7/15/2026 438,501
441,000 5.875%,  3/1/2029 449,669
Ares Strategic Income Fund
620,000 5.450%,  9/9/2028
a
620,304
408,000 5.600%,  2/15/2030 406,766
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 139,549
176,000 5.750%,  7/15/2054 172,570
639,000 5.000%,  2/15/2032 647,616
Aviation Capital Group, LLC
284,000 5.125%,  4/10/2030
a
286,682
Avolon Holdings Funding, Ltd.
210,000 4.950%,  1/15/2028
a
211,097
629,000 5.750%,  3/1/2029
a
646,154
580,000 5.375%,  5/30/2030
a
590,824
Azorra Finance, Ltd.
334,000 7.750%,  4/15/2030
a
348,278
Banco Santander SA
1,000,000 4.175%,  3/24/2028
b
994,155
Bank of America Corporation
467,000 5.202%,  4/25/2029
b
477,256
450,000 2.087%,  6/14/2029
b
421,799
Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
$ 1,200,000 2.496%,  2/13/2031
b
$ 1,096,034
1,250,000 1.922%,  10/24/2031
b
1,090,106
804,000 2.972%,  2/4/2033
b
719,971
760,000 5.872%,  9/15/2034
b
801,998
300,000 5.468%,  1/23/2035
b
308,202
692,000 5.425%,  8/15/2035
b
691,796
1,075,000 3.846%,  3/8/2037
b
983,726
Barclays plc
128,000 6.125%,  12/15/2025
b,e,i
128,049
783,000 6.496%,  9/13/2027
b
800,376
621,000 4.972%,  5/16/2029
b
627,492
684,000 4.942%,  9/10/2030
b
689,100
825,000 5.746%,  8/9/2033
b
855,151
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico
200,000 7.625%,  2/11/2035
a,b
205,360
BBVA Mexico SA, Institucion
de Banca Multiple, Grupo
Financiero BBVA Mexico/TX
200,000 5.250%,  9/10/2029
a
202,784
Berkshire Hathaway Finance
Corporation
71,000 2.850%,  10/15/2050 45,817
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 227,285
Blackstone Private Credit Fund
400,000 5.600%,  11/22/2029 402,763
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 665,747
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
224,402
581,000 6.100%,  3/15/2028
a
584,148
485,000 6.750%,  4/4/2029 494,620
BNP Paribas SA
664,000 5.283%,  11/19/2030
a,b
676,656
1,340,000 3.132%,  1/20/2033
a,b
1,192,778
Brookfield Finance, Inc.
215,000 5.813%,  3/3/2055 210,246
Brown & Brown, Inc.
117,000 5.550%,  6/23/2035 119,309
Burford Capital Global Finance,
LLC
310,000 9.250%,  7/1/2031
a
326,262
Camden Property Trust
661,000 3.150%,  7/1/2029 631,338
Capital One Financial Corporation
165,000 5.700%,  2/1/2030
b
170,680
Capital One NA
910,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
932,349
Charles Schwab Corporation
518,000 6.136%,  8/24/2034
b
560,465
Chubb INA Holdings, LLC
527,000 4.350%,  11/3/2045 455,986
Citadel, LP
350,000 6.375%,  1/23/2032
a
365,479
Citibank NA
605,000 4.914%,  5/29/2030 616,615

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
Citigroup, Inc.
$ 1,404,000 3.668%,  7/24/2028
b
$ 1,382,060
700,000 3.520%,  10/27/2028
b
685,461
609,000 4.952%,  5/7/2031
b
615,941
1,141,000 4.910%,  5/24/2033
b
1,138,443
648,000 6.174%,  5/25/2034
b
678,345
500,000 6.020%,  1/24/2036
b
513,459
Citizens Financial Group, Inc.
299,000 5.718%,  7/23/2032
b
309,326
CNA Financial Corporation
371,000 5.125%,  2/15/2034 371,576
Comerica, Inc.
175,000 5.982%,  1/30/2030
b
179,251
Constellation Insurance, Inc.
150,000 6.800%,  1/24/2030
a
149,144
Corebridge Financial, Inc.
225,000 6.375%,  9/15/2054
b
224,253
402,000 4.350%,  4/5/2042 337,421
Countrywide Home Loans, Inc.
187,771
5.750%,  4/25/2037, Ser.
2007-3, Class A27 82,170
Cousins Properties, LP
120,000 5.375%,  2/15/2032 121,249
Credit Acceptance Corporation
168,000 9.250%,  12/15/2028
a
177,852
Credit Agricole SA
437,000 5.230%,  1/9/2029
a,b
444,107
360,000 5.222%,  5/27/2031
a,b
366,713
Credit Suisse Group AG
775,000 7.250%,  N/A
*,j
52,312
Deutsche Bank AG/New York, NY
639,000 5.373%,  1/10/2029
b
650,217
305,000 5.297%,  5/9/2031
b
309,764
950,000 3.729%,  1/14/2032
b
870,289
Drawbridge Special Opportunities
Fund, LP
454,000 3.875%,  2/15/2026
a
447,557
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 585,230
725,000 4.625%,  5/15/2042 635,955
Encore Capital Group, Inc.
186,000 9.250%,  4/1/2029
a
197,799
79,000 8.500%,  5/15/2030
a
84,735
EPR Properties
355,000 4.950%,  4/15/2028 354,310
ERP Operating, LP
350,000 4.950%,  6/15/2032 353,994
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054 484,117
FirstCash, Inc.
327,000 5.625%,  1/1/2030
a
326,066
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 459,558
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
546,598
Freedom Mortgage Corporation
118,000 7.625%,  5/1/2026
a
118,040
Freedom Mortgage Holdings, LLC
303,000 9.250%,  2/1/2029
a
314,720
131,000 9.125%,  5/15/2031
a
135,032
Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
FTAI Aviation Investors, LLC
$ 137,000 5.500%,  5/1/2028
a
$ 136,263
114,000 7.000%,  5/1/2031
a
118,040
186,000 7.000%,  6/15/2032
a
192,050
GGAM Finance, Ltd.
120,000 7.750%,  5/15/2026
a
121,230
135,000 8.000%,  6/15/2028
a
142,792
354,000 5.875%,  3/15/2030
a
356,513
Global Aircraft Leasing Company,
Ltd.
381,000 8.750%,  9/1/2027
a
390,567
Global Net Lease, Inc.
86,000 4.500%,  9/30/2028
a
83,328
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
222,000 3.750%,  12/15/2027
a
212,016
goeasy, Ltd.
216,000 9.250%,  12/1/2028
a
228,532
66,000 7.625%,  7/1/2029
a
68,036
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 314,167
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
b
662,291
756,000 6.484%,  10/24/2029
b
801,939
433,000 5.218%,  4/23/2031
b
443,899
230,000 1.992%,  1/27/2032
b
199,216
1,879,000 3.102%,  2/24/2033
b
1,691,188
Goldman Sachs Private Credit
Corporation
203,000 5.875%,  5/6/2028
a
205,179
Howard Hughes Corporation
84,000 4.125%,  2/1/2029
a
79,993
HSBC Holdings plc
435,000 5.130%,  3/3/2031
b
440,808
HUB International, Ltd.
227,000 7.250%,  6/15/2030
a
237,223
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
b
637,688
454,000 6.141%,  11/18/2039
b
462,807
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
118,000 6.250%,  5/15/2026 117,161
415,000 5.250%,  5/15/2027 402,106
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 570,471
Jackson National Life Global
Funding
502,000 5.550%,  7/2/2027
a
512,256
Jane Street Group/JSG Finance,
Inc.
210,000 4.500%,  11/15/2029
a
203,719
80,000 7.125%,  4/30/2031
a
84,173
134,000 6.125%,  11/1/2032
a
135,279
192,000 6.750%,  5/1/2033
a
197,416
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
108,268
200,000 6.625%,  10/15/2031
a
199,279
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
108,463

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
$ 271,000 9.500%,  2/15/2029
a
$ 286,054
43,000 8.250%,  5/15/2030
a
44,554
JPMorgan Chase & Company
305,000 2.947%,  2/24/2028
b
298,020
700,000 2.522%,  4/22/2031
b
640,007
975,000 1.953%,  2/4/2032
b
845,529
1,073,000 4.586%,  4/26/2033
b
1,061,994
805,000 4.912%,  7/25/2033
b
809,660
489,000 5.766%,  4/22/2035
b
513,738
275,000 5.502%,  1/24/2036
b
283,250
455,000 5.534%,  11/29/2045
b
456,013
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 591,089
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 246,296
Liberty Mutual Group, Inc.
74,000 4.125%,  12/15/2051
a,b
72,061
Lincoln National Corporation
970,000 2.330%,  8/15/2030
a,e
865,061
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
b,e
829,060
LPL Holdings, Inc.
540,000 4.900%,  4/3/2028 544,103
Macquarie Airfinance Holdings,
Ltd.
351,000 5.200%,  3/27/2028
a
354,911
127,000 6.400%,  3/26/2029
a
132,582
305,000 5.150%,  3/17/2030
a
304,795
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 195,112
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
a
603,728
Mizuho Financial Group, Inc.
302,000 5.098%,  5/13/2031
b
307,591
Molina Healthcare, Inc.
220,000 4.375%,  6/15/2028
a
215,033
92,000 3.875%,  5/15/2032
a
83,739
Morgan Stanley
600,000 4.350%,  9/8/2026 598,926
989,000 3.591%,  7/22/2028
b
971,689
535,000 5.164%,  4/20/2029
b
545,486
409,000 3.622%,  4/1/2031
b
392,214
535,000 5.250%,  4/21/2034
b
544,228
379,000 5.831%,  4/19/2035
b
397,063
200,000 5.587%,  1/18/2036
b
205,303
939,000 5.297%,  4/20/2037
b
935,512
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 386,762
National Securities Clearing
Corporation
395,000 4.700%,  5/20/2030
a
401,641
Nationstar Mortgage Holdings,
Inc.
64,000 5.500%,  8/15/2028
a
63,579
134,000 6.500%,  8/1/2029
a
136,875
205,000 5.125%,  12/15/2030
a
207,476
65,000 7.125%,  2/1/2032
a
67,515
NatWest Group plc
450,000 4.445%,  5/8/2030
b
446,557
758,000 6.475%,  6/1/2034
b
793,607
Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
Navient Corporation
$ 78,000 5.000%,  3/15/2027 $ 77,683
84,000 5.500%,  3/15/2029 82,268
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
794,694
Nomura Holdings, Inc.
487,000 5.783%,  7/3/2034 503,809
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 736,783
186,000 5.200%,  7/1/2030 187,044
Omnis Funding Trust
346,000 6.722%,  5/15/2055
a
358,551
OneMain Finance Corporation
121,000 3.500%,  1/15/2027 118,460
170,000 3.875%,  9/15/2028 163,023
130,000 6.750%,  3/15/2032 132,445
538,000 7.125%,  9/15/2032 556,975
Panther Escrow Issuer, LLC
378,000 7.125%,  6/1/2031
a
392,648
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
366,000 4.875%,  5/15/2029
a
354,619
PennyMac Financial Services, Inc.
192,000 6.875%,  5/15/2032
a
196,314
Phoenix Aviation Capital, Ltd.
201,000 9.250%,  7/15/2030
a
208,183
Pine Street Trust III
210,000 6.223%,  5/15/2054
a
207,313
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
b
256,998
PRA Group, Inc.
208,000 8.375%,  2/1/2028
a
213,460
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
515,723
200,000 5.250%,  1/15/2035
a
200,925
Prologis, LP
340,000 5.250%,  3/15/2054 319,119
Prudential Financial, Inc.
520,000 5.125%,  3/1/2052
b
502,904
Regency Centers, LP
370,000 5.250%,  1/15/2034 375,388
RenaissanceRe Holdings, Ltd.
580,000 5.800%,  4/1/2035 595,907
RGA Global Funding
245,000 5.500%,  1/11/2031
a
252,693
RHP Hotel Properties, LP/RHP
Finance Corporation
65,000 4.750%,  10/15/2027 64,680
129,000 4.500%,  2/15/2029
a
126,083
Rithm Capital Corporation
126,000 8.000%,  7/15/2030
a
126,630
RLJ Lodging Trust, LP
119,000 4.000%,  9/15/2029
a
111,044
Rocket Companies, Inc.
189,000 6.375%,  8/1/2033
a
193,385
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
118,000 3.625%,  3/1/2029
a
112,131

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
$ 262,000 3.875%,  3/1/2031
a
$ 242,879
87,000 4.000%,  10/15/2033
a
77,836
Ryan Specialty, LLC
68,000 4.375%,  2/1/2030
a
65,770
153,000 5.875%,  8/1/2032
a
154,203
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
b
279,437
461,000 5.473%,  3/20/2029
b
468,735
218,000 6.174%,  1/9/2030
b
226,891
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
874,218
Service Properties Trust
134,000 5.500%,  12/15/2027 132,767
81,000 8.625%,  11/15/2031
a
86,959
Simon Property Group, LP
805,000 3.800%,  7/15/2050 594,483
Sixth Street Lending Partners
272,000 6.125%,  7/15/2030
a
276,970
SLM Corporation
38,000 6.500%,  1/31/2030 39,886
Societe Generale SA
134,000 10.000%,  11/14/2028
a,b,i
146,240
520,000 5.249%,  5/22/2029
a,b
526,349
Standard Chartered plc
290,000 5.545%,  1/21/2029
a,b
296,217
Starwood Property Trust, Inc.
65,000 6.500%,  10/15/2030
a
67,109
Stonex Escrow Issuer, LLC
224,000 6.875%,  7/15/2032
a,g
226,253
Sumitomo Mitsui Financial Group,
Inc.
700,000 1.710%,  1/12/2031 600,449
Synchrony Financial
253,000 5.935%,  8/2/2030
b,e
259,952
138,000 7.250%,  2/2/2033 144,396
Synovus Bank
799,000 5.625%,  2/15/2028 807,658
Toronto-Dominion Bank
223,000 5.146%,  9/10/2034
b
223,640
Truist Financial Corporation
519,000 6.047%,  6/8/2027
b
525,973
383,000 5.125%,  12/15/2027
b,i
379,348
699,000 5.122%,  1/26/2034
b
699,437
310,000 5.711%,  1/24/2035
b
321,331
U.S. Bancorp
744,000 5.775%,  6/12/2029
b
772,577
178,000 5.836%,  6/12/2034
b
186,974
340,000 5.678%,  1/23/2035
b
352,980
UBS Group AG
96,000 4.875%,  2/12/2027
a,b,i
93,374
771,000 6.246%,  9/22/2029
a,b
809,973
668,000 3.091%,  5/14/2032
a,b
606,386
486,000 5.699%,  2/8/2035
a,b
504,806
200,000 5.379%,  9/6/2045
a,b
192,821
United Wholesale Mortgage, LLC
355,000 5.500%,  4/15/2029
a
344,583
UnitedHealth Group, Inc.
536,000 5.875%,  2/15/2053 537,029
489,000 4.750%,  5/15/2052 416,542
Vornado Realty, LP
98,000 3.400%,  6/1/2031 87,424
Principal
Amount Long-Term Fixed Income  35.1% Value
Financials  3.1% - continued
Wells Fargo & Company
$ 96,000 3.900%,  3/15/2026
b,i
$ 95,016
800,000 4.900%,  1/24/2028
b
805,793
805,000 3.526%,  3/24/2028
b
793,830
481,000 5.707%,  4/22/2028
b
491,445
1,200,000 2.393%,  6/2/2028
b
1,156,097
480,000 5.574%,  7/25/2029
b
495,628
441,000 5.389%,  4/24/2034
b
451,252
930,000 4.900%,  11/17/2045 818,026
XHR, LP
153,000 4.875%,  6/1/2029
a
148,280
67,000 6.625%,  5/15/2030
a
68,264
Zions Bancorp NA
400,000 6.816%,  11/19/2035
b
415,524
Total 108,197,196
Foreign Government  0.1%
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
a
923,914
Saudi Arabian Oil Company
451,000 5.250%,  7/17/2034
a
455,688
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
a
278,458
Total 1,658,060
Mortgage-Backed Securities  10.3%
Federal Home Loan Mortgage
Corporation Conventional 15-Yr.
Pass Through
1,095,907 5.500%,  12/1/2038 1,120,561
3,766,079 5.500%,  2/1/2040 3,841,882
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,064,461 2.000%,  1/1/2052 2,462,975
194,644 6.000%,  1/1/2055 201,155
3,493,360 2.000%,  5/1/2051 2,807,719
4,635,060 2.500%,  5/1/2051 3,877,328
6,344,211 3.500%,  5/1/2052 5,761,843
5,902,410 4.000%,  5/1/2052 5,534,432
2,385,491 5.000%,  7/1/2053 2,354,938
760,649 5.500%,  7/1/2053 766,218
4,454,939 3.500%,  8/1/2052 4,044,934
3,736,416 5.000%,  8/1/2053 3,696,886
3,937,775 5.500%,  9/1/2053 3,982,602
3,116,842 3.500%,  9/1/2047 2,878,409
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
3,471,763 2.500%,  7/1/2030 3,355,870
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
750,163 5.500%,  9/1/2039 768,889
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
4,969,151 3.000%,  12/1/2036 4,704,133
4,063,985 3.000%,  8/1/2038 3,850,733
6,224,858 3.500%,  5/1/2040 5,956,865
5,042,464 2.500%,  4/1/2042 4,492,241
1,751,621 2.000%,  5/1/2042 1,511,861

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Mortgage-Backed Securities  10.3% -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 15,067,929 3.000%,  1/1/2052 $ 13,157,415
2,547,703 2.000%,  2/1/2051 2,047,656
1,649,258 2.000%,  2/1/2051 1,325,552
1,049,478 2.500%,  2/1/2051 870,820
5,762,091 2.500%,  2/1/2051 4,843,883
6,267,228 5.500%,  2/1/2055 6,313,935
22,199,994 2.000%,  3/1/2051 17,665,060
11,809,829 4.000%,  3/1/2051 11,157,151
1,731,194 2.000%,  3/1/2052 1,388,075
16,008,051 3.000%,  3/1/2052 13,890,031
8,221,757 3.000%,  4/1/2051 7,163,360
4,686,820 3.000%,  5/1/2050 4,070,248
3,115,668 2.000%,  5/1/2051 2,491,986
7,216,929 3.000%,  5/1/2051 6,399,436
11,733,475 2.000%,  6/1/2050 9,380,442
5,928,255 3.000%,  6/1/2050 5,280,508
2,866,440 4.000%,  6/1/2052 2,673,072
2,118,059 5.000%,  6/1/2053 2,095,257
14,488,214 2.500%,  7/1/2051 12,206,832
4,058,919 3.500%,  7/1/2051 3,697,961
5,702,714 4.000%,  7/1/2052 5,318,035
2,142,079 2.500%,  8/1/2050 1,808,043
8,595,300 3.500%,  8/1/2050 7,858,309
6,239,058 3.500%,  8/1/2052 5,636,970
11,733,009 4.500%,  8/1/2052 11,255,132
5,066,896 5.000%,  8/1/2053 5,012,348
11,322,383 6.000%,  8/1/2054 11,729,055
2,571,394 2.500%,  9/1/2051 2,158,759
6,660,870 3.500%,  9/1/2052 6,056,003
3,171,068 3.500%,  9/1/2052 2,883,406
4,056,393 5.000%,  9/1/2052 4,013,604
4,114,117 4.500%,  9/1/2053 3,964,726
5,517,817 4.500%,  9/1/2053 5,296,938
9,866,692 4.000%,  10/1/2052 9,233,140
3,029,786 2.000%,  11/1/2051 2,435,049
4,102,687 3.500%,  11/1/2052 3,742,229
12,373,547 2.000%,  12/1/2050 9,891,204
19,551,290 2.500%,  12/1/2051 16,396,932
8,624,152 4.500%,  12/1/2052 8,308,117
1,800,000 5.000%,  7/1/2041
g
1,763,820
4,960,000 5.500%,  7/1/2042
g
4,958,865
3,617,794 3.500%,  12/1/2047 3,350,039
700,000 4.500%,  7/1/2048
g
669,495
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
17,319,428 2.500%,  3/1/2062 13,748,225
4,151,130 3.500%,  7/1/2061 3,671,660
5,094,712 4.000%,  12/1/2061 4,704,284
PRPM, LLC
1,191,078
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,c
1,197,718
Total 353,153,259
Technology  0.8%
Accenture Capital, Inc.
476,000 4.500%,  10/4/2034 463,250
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052
e
450,202
Principal
Amount Long-Term Fixed Income  35.1% Value
Technology  0.8% - continued
Amentum Holdings, Inc.
$ 201,000 7.250%,  8/1/2032
a
$ 206,860
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 649,130
Block, Inc.
138,000 3.500%,  6/1/2031 126,583
566,000 6.500%,  5/15/2032 583,955
Boost Newco Borrower, LLC
379,000 7.500%,  1/15/2031
a
402,314
Broadcom, Inc.
283,000 3.469%,  4/15/2034
a
252,802
1,072,000 3.137%,  11/15/2035
a
904,167
1,100,000 3.187%,  11/15/2036
a
911,889
460,000 4.926%,  5/15/2037
a
446,441
CACI International, Inc.
84,000 6.375%,  6/15/2033
a
86,684
Central Parent, Inc./CDK Global,
Inc.
133,000 7.250%,  6/15/2029
a
108,084
Cisco Systems, Inc.
235,000 5.300%,  2/26/2054 227,896
Clarivate Science Holdings
Corporation
143,000 3.875%,  7/1/2028
a
137,069
Cloud Software Group, Inc.
765,000 6.500%,  3/31/2029
a
772,124
CommScope Technologies, LLC
126,000 5.000%,  3/15/2027
a
122,718
CommScope, LLC
131,000 4.750%,  9/1/2029
a
127,893
131,000 9.500%,  12/15/2031
a,e
137,185
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
67,660
CoreWeave, Inc.
189,000 9.250%,  6/1/2030
a
193,221
Dell International, LLC/EMC
Corporation
338,000 4.750%,  4/1/2028 341,956
Dell, Inc.
452,000 6.500%,  4/15/2038 481,465
Diebold Nixdorf, Inc.
101,000 7.750%,  3/31/2030
a
107,150
Fair Isaac Corporation
222,000 6.000%,  5/15/2033
a
224,035
Fiserv, Inc.
517,000 2.650%,  6/1/2030 473,828
494,000 5.350%,  3/15/2031 512,175
468,000 5.600%,  3/2/2033 485,272
500,000 5.150%,  8/12/2034 501,828
Foundry JV Holdco, LLC
551,000 5.900%,  1/25/2030
a
575,784
200,000 5.900%,  1/25/2033
a
207,336
Gen Digital, Inc.
163,000 7.125%,  9/30/2030
a
169,168
66,000 6.250%,  4/1/2033
a
67,772
Global Payments, Inc.
487,000 5.950%,  8/15/2052
e
468,157
805,000 5.300%,  8/15/2029 819,539

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Technology  0.8% - continued
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
$ 130,000 4.625%,  5/1/2028
a
$ 122,969
Hewlett Packard Enterprise
Company
400,000 4.850%,  10/15/2031 398,965
II-VI, Inc.
131,000 5.000%,  12/15/2029
a
128,659
Intel Corporation
755,000 4.900%,  7/29/2045 640,387
ION Trading Technologies SARL
179,000 9.500%,  5/30/2029
a
183,833
Iron Mountain, Inc.
540,000 4.875%,  9/15/2029
a
530,506
300,000 5.250%,  7/15/2030
a
295,897
440,000 4.500%,  2/15/2031
a
419,228
KLA Corporation
804,000 3.300%,  3/1/2050 557,023
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 134,116
Mastercard, Inc.
566,000 3.950%,  2/26/2048 456,087
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 103,626
Micron Technology, Inc.
121,000 5.650%,  11/1/2032 125,777
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
118,299
NCR Voyix Corporation
194,000 5.000%,  10/1/2028
a
192,034
123,000 5.125%,  4/15/2029
a
121,147
Neptune Bidco US, Inc.
256,000 9.290%,  4/15/2029
a
249,263
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 490,570
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
476,000 4.300%,  6/18/2029 471,649
475,000 3.250%,  5/11/2041 349,350
Open Text Holdings, Inc.
545,000 4.125%,  2/15/2030
a
515,088
Oracle Corporation
536,000 6.900%,  11/9/2052 596,214
210,000 4.700%,  9/27/2034 203,892
1,400,000 3.850%,  7/15/2036 1,232,681
1,266,000 4.000%,  7/15/2046 976,403
Paychex, Inc.
98,000 5.600%,  4/15/2035 101,299
PayPal Holdings, Inc.
420,000 5.500%,  6/1/2054 411,943
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a
68,619
Qualcomm, Inc.
532,000 4.750%,  5/20/2032 538,207
RingCentral, Inc.
359,000 8.500%,  8/15/2030
a
384,126
Rocket Software, Inc.
160,000 9.000%,  11/28/2028
a
164,929
Principal
Amount Long-Term Fixed Income  35.1% Value
Technology  0.8% - continued
Roper Technologies, Inc.
$ 640,000 1.750%,  2/15/2031 $ 549,518
Sabre GLBL, Inc.
33,000 8.625%,  6/1/2027
a
33,784
126,000 11.125%,  7/15/2030
a
131,796
Seagate HDD Cayman
257,280 9.625%,  12/1/2032 290,025
87,000 5.750%,  12/1/2034 85,741
Sensata Technologies BV
300,000 4.000%,  4/15/2029
a
285,324
Sensata Technologies, Inc.
68,000 4.375%,  2/15/2030
a
64,920
77,000 3.750%,  2/15/2031
a
70,187
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
254,000 6.750%,  8/15/2032
a
263,797
SS&C Technologies, Inc.
250,000 5.500%,  9/30/2027
a
250,219
67,000 6.500%,  6/1/2032
a
69,554
Synopsys, Inc.
328,000 5.700%,  4/1/2055 326,117
UKG, Inc.
141,000 6.875%,  2/1/2031
a
146,298
Verisk Analytics, Inc.
194,000 5.250%,  3/15/2035 195,099
Viavi Solutions, Inc.
130,000 3.750%,  10/1/2029
a
121,473
VMware, LLC
875,000 2.200%,  8/15/2031 759,446
Xerox Holdings Corporation
25,000 5.000%,  8/15/2025
a
24,869
239,000 5.500%,  8/15/2028
a
182,322
Total 27,946,867
Transportation  0.2%
Air Canada
135,000 3.875%,  8/15/2026
a
133,636
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
242,000 5.500%,  4/20/2026
a
241,445
245,647 5.750%,  4/20/2029
a
245,431
Avianca Midco 2 plc
200,000 9.625%,  2/14/2030
a
184,460
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
173,000 5.375%,  3/1/2029
a,e
166,737
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 398,638
530,000 4.450%,  3/15/2043 467,160
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 473,646
DCLI Bidco, LLC
120,000 7.750%,  11/15/2029
a
121,555
Delta Air Lines, Inc.
200,000 5.250%,  7/10/2030 201,284
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,128,611
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
516,666

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Transportation  0.2% - continued
JetBlue Airways Corporation/
JetBlue Loyalty, LP
$ 153,000 9.875%,  9/20/2031
a
$ 148,851
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
536,400 6.500%,  6/20/2027
a
537,104
Norfolk Southern Corporation
408,000 5.100%,  5/1/2035 410,061
OneSky Flight, LLC
228,000 8.875%,  12/15/2029
a
237,403
Rand Parent, LLC
335,000 8.500%,  2/15/2030
a
336,394
RXO, Inc.
124,000 7.500%,  11/15/2027
a
126,930
Ryder System, Inc.
330,000 4.850%,  6/15/2030 333,039
Stena International SA
217,000 7.250%,  1/15/2031
a
217,672
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 624,238
United Airlines, Inc.
583,000 4.625%,  4/15/2029
a
565,898
United Parcel Service, Inc.
192,000 4.650%,  10/15/2030 194,644
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
81,500
156,000 6.375%,  2/1/2030
a,e
146,247
Total 8,239,250
U.S. Government & Agencies  11.4%
U.S. Treasury Bonds
15,480,000 1.625%,  11/15/2050 8,155,420
11,400,000 4.750%,  11/15/2053 11,296,688
14,120,000 5.250%,  11/15/2028 14,794,009
1,075,000 4.375%,  5/15/2040 1,050,687
41,740,000 1.375%,  11/15/2040 26,591,315
600,000 3.000%,  5/15/2042 479,109
27,658,000 2.500%,  5/15/2046 19,102,387
35,275,000 2.875%,  5/15/2049 25,322,214
U.S. Treasury Notes
720,000 5.000%,  8/31/2025 720,520
2,500,000 4.250%,  12/31/2025 2,500,024
33,790,000 2.625%,  1/31/2026 33,478,498
3,050,000 0.500%,  2/28/2026 2,976,848
22,580,000 2.500%,  2/28/2026 22,331,267
2,900,000 4.625%,  2/28/2026 2,908,071
1,500,000 4.375%,  7/31/2026 1,505,977
2,200,000 3.500%,  9/30/2026 2,188,656
2,350,000 0.500%,  4/30/2027 2,215,885
17,999,000 3.875%,  5/31/2027 18,041,185
16,875,000 2.250%,  11/15/2027 16,317,993
12,250,000 3.875%,  12/31/2027 12,301,680
4,300,000 0.750%,  1/31/2028 3,989,426
16,200,000 3.500%,  1/31/2028 16,117,735
13,400,000 3.625%,  3/31/2028 13,376,969
31,750,000 2.875%,  5/15/2028 31,041,826
55,000,000 4.375%,  8/31/2028 56,084,961
6,300,000 3.750%,  12/31/2028 6,305,660
2,200,000 3.500%,  9/30/2029 2,177,828
850,000 1.375%,  11/15/2031 727,248
Principal
Amount Long-Term Fixed Income  35.1% Value
U.S. Government & Agencies  11.4% -
continued
$ 24,275,000 4.125%,  11/15/2032 $ 24,442,839
13,500,000 4.500%,  11/15/2033 13,867,031
Total 392,409,956
Utilities  0.7%
AES Corporation
1,069,000 3.950%,  7/15/2030
a
1,016,327
Algonquin Power & Utilities
Corporation
295,000 4.750%,  1/18/2082
b
287,721
Alpha Generation, LLC
116,000 6.750%,  10/15/2032
a
119,578
American Water Capital
Corporation
486,000 5.450%,  3/1/2054 470,081
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 773,622
Calpine Corporation
266,000 4.500%,  2/15/2028
a
263,844
Capital Power US Holdings, Inc.
410,000 5.257%,  6/1/2028
a
415,554
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 617,117
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 328,735
900,000 4.125%,  5/15/2049 710,202
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 272,459
Consumers Energy Company
880,000 4.350%,  4/15/2049 744,210
Dominion Energy, Inc.
66,000 6.875%,  2/1/2055
b
69,431
66,000 7.000%,  6/1/2054
b
70,813
DTE Electric Company
760,000 3.700%,  3/15/2045 588,326
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 722,194
Duke Energy Corporation
92,000 6.450%,  9/1/2054
b
94,559
729,000 5.450%,  6/15/2034 748,742
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 524,891
Enel Finance International NV
470,000 5.125%,  6/26/2029
a
478,749
Eversource Energy
669,000 4.750%,  5/15/2026 670,068
Exelon Corporation
575,000 4.700%,  4/15/2050 484,736
642,000 4.450%,  4/15/2046 530,901
FirstEnergy Corporation
669,000 4.850%,  7/15/2047 568,465
Georgia Power Company
455,000 4.950%,  5/17/2033 458,524
237,000 5.250%,  3/15/2034 241,699
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 512,184

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  35.1% Value
Utilities  0.7% - continued
Jersey Central Power & Light
Company
$ 375,000 2.750%,  3/1/2032
a
$ 328,741
Lightning Power, LLC
235,000 7.250%,  8/15/2032
a
247,326
Long Ridge Energy, LLC
197,000 8.750%,  2/15/2032
a
204,634
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 606,195
NextEra Energy Capital Holdings,
Inc.
412,000 5.900%,  3/15/2055 413,299
160,000 5.300%,  3/15/2032 164,808
NiSource, Inc.
64,000 6.375%,  3/31/2055
b
64,362
675,000 5.650%,  2/1/2045 658,275
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
108,440
195,000 5.250%,  6/15/2029
a
193,933
107,000 6.000%,  2/1/2033
a
108,066
107,000 6.250%,  11/1/2034
a
109,017
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 677,219
495,000 5.550%,  5/15/2029 502,982
467,000 4.550%,  7/1/2030 455,803
233,000 5.800%,  5/15/2034 232,953
PG&E Corporation
99,000 5.000%,  7/1/2028 96,431
PPL Capital Funding, Inc.
470,000 5.250%,  9/1/2034 473,779
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 349,204
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 508,893
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 699,071
Southern California Edison
Company
140,000 5.450%,  3/1/2035 137,426
Southern Company
650,000 4.850%,  3/15/2035 635,416
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 487,559
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 407,131
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
286,135
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
a
514,704
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 169,072
675,000 4.600%,  12/1/2048 572,151
Vistra Corporation
129,000 8.000%,  10/15/2026
a,b,i
132,128
162,000 7.000%,  12/15/2026
a,b,i
163,949
Vistra Operations Company, LLC
353,000 5.000%,  7/31/2027
a
352,566
Principal
Amount Long-Term Fixed Income  35.1% Value
Utilities  0.7% - continued
Xcel Energy, Inc.
$ 379,000 4.600%,  6/1/2032 $ 370,614
160,000 5.600%,  4/15/2035 163,346
XPLR Infrastructure Operating
Partners, LP
434,000 3.875%,  10/15/2026
a
424,015
39,000 8.375%,  1/15/2031
a,e
41,656
39,000 8.625%,  3/15/2033
a,e
41,799
Total 24,886,830
Total Long-Term Fixed Income
(cost $1,283,713,726) 1,207,759,468
Shares
Registered Investment
Companies   32.8% Value
U.S. Affiliated   32.4%
11,846,028 Thrivent Core Emerging Markets
Debt Fund 98,914,337
3,317,050 Thrivent Core Emerging Markets
Equity Fund 35,094,387
2,986,559 Thrivent Core International Equity
Fund 36,674,941
198,143 Thrivent Core Low Volatility Equity
Fund 2,389,609
404,213 Thrivent Core Mid Cap Value Fund 4,333,160
559,352 Thrivent Core Small Cap Value
Fund 5,755,733
1,237,545 Thrivent Global Stock Portfolio 18,241,048
17,719,018 Thrivent High Yield Portfolio 75,121,550
23,183,885 Thrivent Income Portfolio 206,865,166
9,048,716 Thrivent International Equity
Portfolio 101,009,004
1,762,974 Thrivent International Index
Portfolio 27,730,874
14,297,408 Thrivent Large Cap Value Portfolio 313,364,861
2,594,877 Thrivent Mid Cap Stock Portfolio 49,805,551
12,031,789 Thrivent Short-Term Bond Portfolio 118,918,592
1,274,084 Thrivent Small Cap Stock Portfolio 22,189,063
Total 1,116,407,876
U.S. Unaffiliated   0.4%
6,338 Invesco QQQ Trust Series 1 3,496,294
408 iShares Russell 2000 Index Fund 88,042
14,793 SPDR S&P 500 ETF Trust 9,139,855
3,057 SPDR S&P Biotech ETF 253,517
1,056 SPDR S&P Software & Services
ETF 200,450
1,003 VanEck Semiconductor ETF 279,717
Total 13,457,875
Total Registered Investment
Companies (cost $959,165,549) 1,129,865,751
Shares Common Stock 14.3% Value
Communications Services  1.5%
13,374 Alphabet, Inc., Class A 2,356,900
78,236 Alphabet, Inc., Class C 13,878,284
5,445 AMC Networks, Inc.
k
34,140
1,356 Angi, Inc.
k
20,693
36,860 AT&T, Inc. 1,066,728
2,650 Bandwidth, Inc.
k
42,135
12,653 CarGurus, Inc.
k
423,496

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Communications Services  1.5% - continued
184 Charter Communications, Inc.
k
$ 75,221
1,363 Cogent Communications Holdings 65,710
14,624 Comcast Corporation 521,931
17,344 E.W. Scripps Company
k
50,991
333 Electronic Arts, Inc. 53,180
1,436 Entravision Communications
Corporation 3,331
402 Fox Corporation, Class B 20,755
3,967 Iridium Communications, Inc. 119,684
1,252 John Wiley and Sons, Inc. 55,877
8,460 Liberty Global, Ltd., Class A
k
84,685
4,197 Liberty Latin America, Ltd., Class
A
k
25,602
307 Liberty Media Corporation-Liberty
Formula One Group
k
32,081
523 Liberty Media Corporation-Liberty
Live Group
k
42,447
5,067 Magnite, Inc.
k
122,216
2,100 Match Group, Inc. 64,869
27,952 Meta Platforms, Inc. 20,631,092
3,783 Netflix, Inc.
k
5,065,929
4,558 New York Times Company 255,157
2,665 News Corporation, Class A 79,204
11,079 Pinterest, Inc.
k
397,293
42 Reddit, Inc.
k
6,324
5,734 Sirius XM Holdings, Inc.
e
131,710
3,535 Spotify Technology SA
k
2,712,547
89 Take-Two Interactive Software,
Inc.
k
21,614
786 TechTarget, Inc.
k
6,107
2,263 Telephone and Data Systems, Inc. 80,517
215 TKO Group Holdings, Inc. 39,119
2,138 T-Mobile US, Inc. 509,400
3,378 Trade Desk, Inc.
k
243,182
12,725 Verizon Communications, Inc. 550,611
6,674 Walt Disney Company 827,643
10,735 Warner Brothers Discovery, Inc.
k
123,023
Total 50,841,428
Consumer Discretionary  1.8%
3,314 Adient plc
k
64,490
7,651 ADT, Inc. 64,804
1,556 Advance Auto Parts, Inc. 72,338
116,189 Amazon.com, Inc.
k
25,490,705
9,423 American Axle & Manufacturing
Holdings, Inc.
k
38,446
3,456 American Eagle Outfitters, Inc. 33,247
2,047 Aptiv plc
k
139,646
932 Aramark 39,023
1,403 Autoliv, Inc. 156,996
64 AutoZone, Inc.
k
237,583
5,664 Bath & Body Works, Inc. 169,693
27,953 Best Buy Company, Inc. 1,876,485
115 Booking Holdings, Inc. 665,763
1,461 Boot Barn Holdings, Inc.
k
222,072
5,790 BorgWarner, Inc. 193,849
963 Bright Horizons Family Solutions,
Inc.
k
119,017
1,071 Build-A-Bear Workshop, Inc. 55,221
982 CarMax, Inc.
k
66,000
382 Carnival Corporation
k
10,742
100 Carvana Company
k
33,696
43 Cavco Industries, Inc.
k
18,680
4,079 Champion Homes, Inc.
k
255,386
2,834 Chewy, Inc.
k
120,785
Shares Common Stock  14.3% Value
Consumer Discretionary  1.8% - continued
5,487 Chipotle Mexican Grill, Inc.
k
$ 308,095
610 Columbia Sportswear Company 37,259
2,764 Coursera, Inc.
k
24,213
1,032 Crocs, Inc.
k
104,521
1,160 D.R. Horton, Inc. 149,547
5,960 Dana, Inc. 102,214
132 Darden Restaurants, Inc. 28,772
1,958 Deckers Outdoor Corporation
k
201,811
16,042 DoorDash, Inc.
k
3,954,513
504 Dorman Products, Inc.
k
61,826
56 Dutch Bros, Inc.
k
3,829
1,168 eBay, Inc. 86,969
1,121 Etsy, Inc.
k
56,229
11,920 Expedia Group, Inc. 2,010,666
482 Five Below, Inc.
k
63,229
2,684 Fox Factory Holding Corporation
k
69,623
953 Frontdoor, Inc.
k
56,170
5,775 Gap, Inc. 125,953
1,193 Garmin, Ltd. 249,003
10,298 Gentex Corporation 226,453
2,099 GigaCloud Technology, Inc.
e,k
41,518
2,861 Goodyear Tire & Rubber
Company
k
29,669
1,430 Grand Canyon Education, Inc.
k
270,270
120 Group 1 Automotive, Inc. 52,405
5,072 Hanesbrands, Inc.
k
23,230
4,815 Hasbro, Inc. 355,443
7,266 Hilton Worldwide Holdings, Inc. 1,935,226
12,022 Home Depot, Inc. 4,407,746
1,413 Installed Building Products, Inc. 254,792
3,964 Kohl's Corporation
e
33,615
158 Laureate Education, Inc.
k
3,694
1,800 La-Z-Boy, Inc. 66,906
498 Lear Corporation 47,300
105 Lithia Motors, Inc. 35,471
2,621 LKQ Corporation 97,003
668 Lowe's Companies, Inc. 148,209
1,293 Lululemon Athletica, Inc.
k
307,191
5,536 Mattel, Inc.
k
109,170
1,423 McDonald's Corporation 415,758
2,889 Modine Manufacturing Company
k
284,567
1,659 Mohawk Industries, Inc.
k
173,930
276 Murphy USA, Inc. 112,277
1,984 National Vision Holdings, Inc.
k
45,652
42 NVR, Inc.
k
310,198
23,505 O'Reilly Automotive, Inc.
k
2,118,506
343 Planet Fitness, Inc.
k
37,404
764 Pool Corporation 222,691
586 Ralph Lauren Corporation 160,728
1,606 Revolve Group, Inc.
k
32,200
90 RH
k
17,011
3,776 Ross Stores, Inc. 481,742
125 Royal Caribbean Cruises, Ltd. 39,143
1,498 Service Corporation International/
US 121,937
4,295 SharkNinja, Inc.
k
425,162
1,674 Six Flags Entertainment
Corporation
k
50,940
5,050 Sony Group Corporation ADR 131,452
4,872 Stoneridge, Inc.
k
34,299
593 Strategic Education, Inc. 50,482
1,587 Tapestry, Inc. 139,354
26,459 Tesla, Inc.
k
8,404,966
207 Texas Roadhouse, Inc. 38,794
663 Toll Brothers, Inc. 75,668

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Consumer Discretionary  1.8% - continued
43 TopBuild Corporation
k
$ 13,921
1,997 Travel + Leisure Company 103,065
126 Ulta Beauty, Inc.
k
58,945
245 Urban Outfitters, Inc.
k
17,772
54 Vail Resorts, Inc. 8,485
1,321 Valvoline, Inc.
k
50,026
5,081 VF Corporation 59,702
691 Visteon Corporation
k
64,470
396 Wayfair, Inc.
k
20,251
1,169 Wingstop, Inc. 393,649
72 Winmark Corporation 27,188
4,495 Wyndham Hotels & Resorts, Inc. 365,039
1,009 Wynn Resorts, Ltd. 94,513
458 Yum! Brands, Inc. 67,866
Total 61,554,173
Consumer Staples  0.3%
1,498 Albertsons Companies, Inc. 32,222
430 Archer-Daniels-Midland Company 22,695
745 BellRing Brands, Inc.
k
43,158
2,755 BJ's Wholesale Club Holdings,
Inc.
k
297,072
128 Bunge Global SA 10,276
938 Casey's General Stores, Inc. 478,633
247 Celsius Holdings, Inc.
k
11,458
1,493 Church & Dwight Company, Inc. 143,492
6,803 Colgate-Palmolive Company 618,393
11,988 Conagra Brands, Inc. 245,394
475 Costco Wholesale Corporation 470,222
13,093 Coty, Inc.
k
60,883
1,728 Darling Ingredients, Inc.
k
65,560
2,902 Dole plc 40,599
487 Ingredion, Inc. 66,047
3,093 J & J Snack Foods Corporation 350,777
1,298 John B. Sanfilippo & Son, Inc. 82,086
9,991 Kenvue, Inc. 209,112
4,081 Keurig Dr Pepper, Inc. 134,918
270 Kimberly-Clark Corporation 34,808
167 Kraft Heinz Company 4,312
430 Lancaster Colony Corporation 74,291
318 Maplebear, Inc.
k
14,386
1,465 McCormick & Company, Inc. 111,076
3,320 Monster Beverage Corporation
k
207,965
4,959 Philip Morris International, Inc. 903,183
630 Primo Brands Corporation 18,661
13,160 Procter & Gamble Company 2,096,651
3,714 Sysco Corporation 281,298
864 Turning Point Brands, Inc. 65,465
479 Tyson Foods, Inc. 26,795
2,427 Unilever plc ADR 148,460
1,482 US Foods Holding Corporation
k
114,129
6,502 Vita Coco Company, Inc.
k
234,722
38,413 Walmart, Inc. 3,756,023
Total 11,475,222
Energy  0.3%
26,596 Antero Midstream Corporation 503,994
4,310 Antero Resources Corporation
k
173,607
2,802 APA Corporation 51,249
11,107 Archrock, Inc. 275,787
20,701 Baker Hughes Company 793,676
8,691 Berry Corporation 24,074
1,521 Cactus, Inc. 66,498
2,789 Cheniere Energy, Inc. 679,177
Shares Common Stock  14.3% Value
Energy  0.3% - continued
676 Chord Energy Corporation $ 65,471
3,524 Civitas Resources, Inc. 96,980
19,449 ConocoPhillips 1,745,353
3,025 Crescent Energy Company 26,015
7,533 Devon Energy Corporation 239,625
3,995 DHT Holdings, Inc. 43,186
1,499 DT Midstream, Inc. 164,755
5,977 Enterprise Products Partners, LP 185,347
5,743 EOG Resources, Inc. 686,920
684 EQT Corporation 39,891
2,170 Expand Energy Corporation 253,760
8,706 Exxon Mobil Corporation 938,507
564 Gulfport Energy Corporation
k
113,460
5,289 Halliburton Company 107,790
4,550 Hess Midstream, LP 175,220
1,618 HF Sinclair Corporation 66,467
967 Kimbell Royalty Partners, LP 13,499
17,888 Kinder Morgan, Inc. 525,907
1,505 Kodiak Gas Services, Inc. 51,576
18,956 Kosmos Energy, Ltd.
k
32,604
941 Marathon Petroleum Corporation 156,310
4,180 Matador Resources Company 199,470
338 Natural Gas Services Group, Inc.
k
8,724
1,525 Noble Corporation plc 40,489
623 Occidental Petroleum Corporation 26,172
3,568 Oceaneering International, Inc.
k
73,929
2,400 Oil States International, Inc.
k
12,864
976 ONEOK, Inc. 79,671
3,224 Ovintiv, Inc. 122,673
1,520 Par Pacific Holdings, Inc.
k
40,326
6,550 Permian Resources Corporation 89,211
243 Phillips 66 28,990
1,985 Range Resources Corporation 80,730
242 Ranger Energy Services, Inc. 2,889
1,113 Shell plc ADR 78,366
1,179 SM Energy Company 29,133
2,058 Talos Energy, Inc.
k
17,452
50 Targa Resources Corporation 8,704
19,770 TechnipFMC plc 680,879
113 Valero Energy Corporation 15,189
3,784 Vital Energy, Inc.
k
60,885
73 Weatherford International plc 3,673
13,959 Williams Companies, Inc. 876,765
Total 10,873,889
Financials  1.9%
267 1st Source Corporation 16,573
372 Affiliated Managers Group, Inc. 73,198
1,559 Affirm Holdings, Inc.
k
107,789
267 Aflac, Inc. 28,158
15,575 AGNC Investment Corporation 143,134
1,116 Allstate Corporation 224,662
7,356 Ally Financial, Inc. 286,516
7,727 Amalgamated Financial
Corporation 241,082
8,604 American Express Company 2,744,504
1,543 American International Group, Inc. 132,065
3,382 Ameriprise Financial, Inc. 1,805,075
1,183 Ameris Bancorp 76,540
517 AMERISAFE, Inc. 22,608
4,780 Annaly Capital Management, Inc. 89,960
2,074 Arch Capital Group, Ltd. 188,838
1,806 Ares Management Corporation 312,799
924 Arthur J. Gallagher & Company 295,791

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Financials  1.9% - continued
2,403 Artisan Partners Asset
Management, Inc. $ 106,525
8,885 Associated Banc-Corp 216,705
659 Assurant, Inc. 130,146
740 Atlantic Union Bankshares
Corporation 23,147
911 Axis Capital Holdings, Ltd. 94,580
24,850 Bank of America Corporation 1,175,902
34 Bank of Hawaii Corporation 2,296
556 Bank of Marin Bancorp 12,699
1,589 Bank of N.T. Butterfield & Son, Ltd. 70,361
2,505 Bank of New York Mellon
Corporation 228,231
885 Bank OZK 41,648
120 Bank7 Corporation 5,020
946 BankFinancial Corporation 10,945
3,838 BankUnited, Inc. 136,594
1,306 Bar Harbor Bankshares 39,128
1,778 BCB Bancorp, Inc. 14,971
4,068 Berkshire Hathaway, Inc.
k
1,976,112
5,633 Berkshire Hills Bancorp, Inc. 141,050
381 BlackRock, Inc. 399,764
1,011 Blackstone Mortgage Trust, Inc. 19,462
681 Block, Inc.
k
46,260
13,113 Blue Owl Capital, Inc. 251,901
10,034 Bridgewater Bancshares, Inc.
k
159,641
4,066 Brookline Bancorp, Inc. 42,896
918 Brown & Brown, Inc. 101,779
1,041 Burke & Herbert Financial Services
Corporation 62,179
1,851 Business First Bancshares, Inc. 45,627
2,722 Byline Bancorp, Inc. 72,759
1,511 Cadence Bank 48,322
123 Camden National Corporation 4,991
585 Capital City Bank Group, Inc. 23,020
1,678 Capital One Financial Corporation 357,011
7,958 Capitol Federal Financial, Inc. 48,544
2,009 Carlyle Group, Inc. 103,263
176 Cathay General Bancorp 8,013
4,174 Cboe Global Markets, Inc. 973,419
3,130 Central Pacific Financial
Corporation 87,734
21,858 Charles Schwab Corporation 1,994,324
2,974 Chimera Investment Corporation 41,249
151 ChoiceOne Financial Services, Inc. 4,334
590 Chubb, Ltd. 170,935
372 Cincinnati Financial Corporation 55,398
3,875 Citigroup, Inc. 329,840
383 Citizens Financial Group, Inc. 17,139
1,295 CME Group, Inc. 356,928
1,551 CNB Financial Corporation 35,456
2,495 CNO Financial Group, Inc. 96,257
277 Coinbase Global, Inc.
k
97,086
998 Colony Bankcorp, Inc. 16,437
1,818 Columbia Banking System, Inc. 42,505
1,416 Comerica, Inc. 84,464
1,219 Commerce Bancshares, Inc. 75,785
78 Community Financial System, Inc. 4,436
3,095 Community Trust Bancorp, Inc. 163,787
501 Community West Bancshares 9,775
1,210 ConnectOne Bancorp, Inc. 28,024
593 Cullen/Frost Bankers, Inc. 76,224
171 Customers Bancorp, Inc.
k
10,045
109 CVB Financial Corporation 2,157
Shares Common Stock  14.3% Value
Financials  1.9% - continued
129 Diamond Hill Investment Group,
Inc. $ 18,745
1,606 Donnelley Financial Solutions, Inc.
k
99,010
2,590 Dynex Capital, Inc. 31,650
2,051 Eagle Bancorp, Inc. 39,953
1,606 East West Bancorp, Inc. 162,174
908 Eastern Bankshares, Inc. 13,865
89 Enact Holdings, Inc. 3,306
867 Enova International, Inc.
k
96,688
2,544 Enterprise Financial Services
Corporation 140,174
899 Equitable Holdings, Inc. 50,434
1,067 Equity Bancshares, Inc. 43,534
1,050 Essent Group, Ltd. 63,766
198 Evercore, Inc. 53,464
4,901 F.N.B. Corporation 71,457
937 FactSet Research Systems, Inc. 419,101
1,436 Farmers National Banc
Corporation 19,802
484 Federal Agricultural Mortgage
Corporation 94,032
5,154 Federated Hermes, Inc. 228,425
1,521 Fidelity National Information
Services, Inc. 123,825
772 Fifth Third Bancorp 31,752
727 Financial Institutions, Inc. 18,669
1,995 First American Financial
Corporation 122,473
8,302 First Bancorp/Puerto Rico 172,931
75 First Citizens BancShares, Inc./NC 146,735
3,298 First Financial Bancorp 80,009
712 First Financial Bankshares, Inc. 25,618
1,527 First Financial Corporation 82,748
502 First Hawaiian, Inc. 12,530
5,497 First Horizon Corporation 116,536
1,490 First Internet Bancorp 40,081
250 First Interstate BancSystem, Inc. 7,205
1,776 First Merchants Corporation 68,021
1,981 First Mid-Illinois Bancshares, Inc. 74,268
584 FirstCash Holdings, Inc. 78,922
5,077 Fiserv, Inc.
k
875,326
1,238 Flagstar Financial, Inc. 13,123
2,881 Flushing Financial Corporation 34,226
641 Flywire Corporation
k
7,500
1,280 Franklin Resources, Inc. 30,528
15,637 Fulton Financial Corporation 282,091
3,557 Genworth Financial, Inc.
k
27,673
6,084 Glacier Bancorp, Inc. 262,099
218 Global Payments, Inc. 17,449
2,903 Great Southern Bancorp, Inc. 170,638
76 Hamilton Lane, Inc. 10,801
559 Hancock Whitney Corporation 32,087
491 Hanover Insurance Group, Inc. 83,406
2,450 HarborOne Bancorp, Inc. 28,616
701 Hartford Insurance Group, Inc. 88,936
154 HBT Financial, Inc. 3,882
611 Heritage Commerce Corporation 6,067
1,391 Home BancShares, Inc. 39,588
2,524 Hometrust Bancshares, Inc. 94,423
4,049 Horizon Bancorp, Inc. 62,274
3,183 Houlihan Lokey, Inc. 572,781
1,525 Huntington Bancshares, Inc./OH 25,559
34 Independent Bank Corporation/MA 2,138
2,611 Independent Bank Corporation/MI 84,623
14,159 Intercontinental Exchange, Inc. 2,597,752

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Financials  1.9% - continued
5,732 Invesco, Ltd. $ 90,394
248 Investar Holding Corporation 4,791
3,103 Jack Henry & Associates, Inc. 559,068
8,196 Janus Henderson Group plc 318,333
645 Jefferies Financial Group, Inc. 35,275
21,071 JPMorgan Chase & Company 6,108,694
6,606 Kearny Financial Corporation/MD 42,675
485 Kemper Corporation 31,302
8,115 KeyCorp 141,363
373 Kinsale Capital Group, Inc. 180,495
720 LendingTree, Inc.
k
26,690
1,059 M&T Bank Corporation 205,435
572 MarketAxess Holdings, Inc. 127,750
270 Marsh & McLennan Companies,
Inc. 59,033
4,226 Mastercard, Inc. 2,374,758
1,281 Mercantile Bank Corporation 59,451
1,745 MetLife, Inc. 140,333
14,826 MGIC Investment Corporation 412,756
2,247 Midland States Bancorp, Inc. 38,918
6,944 MidWestOne Financial Group, Inc. 199,779
744 Moody's Corporation 373,183
724 Morningstar, Inc. 227,285
3,175 MSCI, Inc. 1,831,149
19,497 Nasdaq, Inc. 1,743,422
6,514 NMI Holdings, Inc.
k
274,826
206 Northeast Bank 18,332
1,146 Northeast Community Bancorp,
Inc. 26,639
4,364 Northern Trust Corporation 553,312
2,697 Northfield Bancorp, Inc. 30,962
14,727 Northwest Bancshares, Inc. 188,211
7,393 OceanFirst Financial Corporation 130,191
3,683 OFG Bancorp 157,632
12,541 Old National Bancorp 267,625
3,935 Old Republic International
Corporation 151,261
10,017 Old Second Bancorp, Inc. 177,702
4,819 OneMain Holdings, Inc. 274,683
204 Orange County Bancorp, Inc. 5,271
1,431 Orrstown Financial Services, Inc. 45,549
2,404 Pacific Premier Bancorp, Inc. 50,700
430 Palomar Holdings, Inc.
k
66,327
17 Park National Corporation 2,843
692 Paymentus Holdings, Inc.
k
22,663
787 PCB Bancorp 16,511
1,574 Peoples Bancorp, Inc./OH 48,070
742 Pinnacle Financial Partners, Inc. 81,924
281 PNC Financial Services Group,
Inc. 52,384
2,581 Popular, Inc. 284,452
614 Principal Financial Group, Inc. 48,770
4,961 Progressive Corporation 1,323,892
1,925 Prosperity Bancshares, Inc. 135,212
14,347 Provident Financial Services, Inc. 251,503
467 Prudential Financial, Inc. 50,174
7,526 Radian Group, Inc. 271,087
879 Regions Financial Corporation 20,674
348 Reinsurance Group of America,
Inc. 69,029
183 RenaissanceRe Holdings, Ltd. 44,451
247 Renasant Corporation 8,875
4,608 Repay Holdings Corporation
k
22,211
8,240 Rithm Capital Corporation 93,030
3,752 RLI Corporation 270,969
Shares Common Stock  14.3% Value
Financials  1.9% - continued
24,531 Robinhood Markets, Inc.
k
$ 2,296,838
2,906 S&P Global, Inc. 1,532,305
239 Safety Insurance Group, Inc. 18,974
3,688 SEI Investments Company 331,404
154 Selective Insurance Group, Inc. 13,344
244 ServisFirst Bancshares, Inc. 18,912
3,077 Shore Bancshares, Inc. 48,370
1,223 Sierra Bancorp 36,311
314 Simmons First National
Corporation 5,953
647 Southern Missouri Bancorp, Inc. 35,443
213 Southside Bancshares, Inc. 6,269
1,118 SouthState Corporation 102,890
753 Starwood Property Trust, Inc. 15,113
2,754 StepStone Group, Inc. 152,847
1,189 Stifel Financial Corporation 123,394
568 StoneX Group, Inc.
k
51,768
246 Synchrony Financial 16,418
3,433 Synovus Financial Corporation 177,658
226 Texas Capital Bancshares, Inc.
k
17,944
708 Tompkins Financial Corporation 44,413
5,555 TPG RE Finance Trust, Inc. 42,885
12,644 Tradeweb Markets, Inc. 1,851,082
8,114 Triumph Financial, Inc.
k
447,163
1,422 TrustCo Bank Corporation NY 47,523
7,670 Trustmark Corporation 279,648
1,630 U.S. Bancorp 73,757
722 UMB Financial Corporation 75,926
1,019 United Bankshares, Inc. 37,122
2,965 United Community Banks, Inc. 88,327
570 Unity Bancorp, Inc. 26,836
1,484 Univest Financial Corporation 44,579
783 Unum Group 63,235
10,835 Valley National Bancorp 96,757
2,190 Veritex Holdings, Inc. 57,159
98 Virtu Financial, Inc. 4,389
25,600 Visa, Inc. 9,089,280
1,469 WaFd, Inc. 43,012
1,880 Webster Financial Corporation 102,648
14,014 Wells Fargo & Company 1,122,802
2,109 WesBanco, Inc. 66,708
1,077 Westamerica Bancorporation 52,170
969 Western Alliance Bancorp 75,563
18,915 Western Union Company 159,264
2 White Mountains Insurance Group,
Ltd. 3,591
71 Willis Towers Watson plc 21,761
655 Wintrust Financial Corporation 81,207
346 WisdomTree, Inc. 3,982
141 WSFS Financial Corporation 7,755
9,839 Zions Bancorp NA 511,038
Total 66,584,027
Health Care  1.4%
10,551 Abbott Laboratories 1,435,042
10,536 AbbVie, Inc. 1,955,692
12,315 ADMA Biologics, Inc.
k
224,256
14,083 Agilent Technologies, Inc. 1,661,935
863 Agios Pharmaceuticals, Inc.
k
28,703
468 Align Technology, Inc.
k
88,606
9,709 Amgen, Inc. 2,710,850
2,732 Amicus Therapeutics, Inc.
k
15,654
2,835 Amneal Pharmaceuticals, Inc.
k
22,935
803 Anika Therapeutics, Inc.
k
8,496
299 Argenx SE ADR
k
164,815

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Health Care  1.4% - continued
414 Artivion, Inc.
k
$ 12,875
9,964 Avantor, Inc.
k
134,115
1,135 Azenta, Inc.
k
34,935
95 Becton, Dickinson and Company 16,364
373 Biogen, Inc.
k
46,845
704 Biohaven, Ltd.
k
9,933
1,044 BioMarin Pharmaceutical, Inc.
k
57,389
2,716 Bio-Techne Corporation 139,738
21,063 Boston Scientific Corporation
k
2,262,377
242 Bruker Corporation 9,970
4,698 Cabaletta Bio, Inc.
k
7,141
2,493 CareDx, Inc.
k
48,713
13,506 Caribou Biosciences, Inc.
k
17,018
1,344 Cencora, Inc. 402,998
3,204 Centene Corporation
k
173,913
5,495 Certara, Inc.
k
64,291
953 Charles River Laboratories
International, Inc.
k
144,599
123 Chemed Corporation 59,892
405 Cigna Group 133,885
9,867 Concentra Group Holdings Parent,
Inc. 202,964
3,562 Cooper Companies, Inc.
k
253,472
2,483 CorVel Corporation
k
255,203
20,459 Danaher Corporation 4,041,471
3,342 Denali Therapeutics, Inc.
k
46,755
6,172 Dentsply Sirona, Inc. 98,011
3,662 Dexcom, Inc.
k
319,656
591 Doximity, Inc.
k
36,252
2,169 Dyne Therapeutics, Inc.
k
20,649
309 Edwards Lifesciences Corporation
k
24,167
11,584 Elanco Animal Health, Inc.
k
165,420
7,210 Eli Lilly & Company 5,620,411
4,223 Enanta Pharmaceuticals, Inc.
k
31,926
5,135 Encompass Health Corporation 629,705
190 Ensign Group, Inc. 29,309
3,677 Exact Sciences Corporation
k
195,396
395 Exelixis, Inc.
k
17,410
1,825 Fate Therapeutics, Inc.
k
2,044
7,365 Fortrea Holdings, Inc.
k
36,383
1,810 Gilead Sciences, Inc. 200,675
6,258 Globus Medical, Inc.
k
369,347
4,379 GoodRx Holdings, Inc.
k
21,807
4,459 HealthEquity, Inc.
k
467,125
23 Hims & Hers Health, Inc.
k
1,147
19 Humana, Inc. 4,645
4,071 IDEXX Laboratories, Inc.
k
2,183,440
2,274 Illumina, Inc.
k
216,962
1,366 Incyte Corporation
k
93,025
421 Insmed, Inc.
k
42,369
1,526 Inspire Medical Systems, Inc.
k
198,029
1,476 Insulet Corporation
k
463,730
2,071 Integra LifeSciences Holdings
Corporation
k
25,411
3,156 Intellia Therapeutics, Inc.
k
29,603
7,617 Intuitive Surgical, Inc.
k
4,139,154
386 IQVIA Holding, Inc.
k
60,830
2,783 iTeos Therapeutics, Inc.
k
27,747
251 Jazz Pharmaceuticals, Inc.
k
26,636
7,345 Johnson & Johnson 1,121,949
762 Labcorp Holdings, Inc. 200,033
174 Medpace Holdings, Inc.
k
54,612
24,615 Medtronic plc 2,145,690
3,218 Merck & Company, Inc. 254,737
2,372 Merit Medical Systems, Inc.
k
221,735
Shares Common Stock  14.3% Value
Health Care  1.4% - continued
275 Mettler-Toledo International, Inc.
k
$ 323,048
3,501 Moderna, Inc.
k
96,593
1,329 Myriad Genetics, Inc.
k
7,057
1,600 Natera, Inc.
k
270,304
1,038 Neurocrine Biosciences, Inc.
k
130,466
3,106 Nkarta, Inc.
k
5,156
3,567 Olema Pharmaceuticals, Inc.
k
15,195
338 Option Care Health, Inc.
k
10,978
5,626 Organon & Company 54,460
1,859 Penumbra, Inc.
k
477,075
883 Perrigo Company plc 23,594
621 Prestige Consumer Healthcare,
Inc.
k
49,587
6,673 Progyny, Inc.
k
146,806
1,903 Prothena Corporation plc
k
11,551
301 PTC Therapeutics, Inc.
k
14,701
1,530 QIAGEN NV 73,532
250 Quest Diagnostics, Inc. 44,907
8,203 Relay Therapeutics, Inc.
k
28,382
2,203 Repligen Corporation
k
274,009
58 ResMed, Inc. 14,964
31 Revvity, Inc. 2,998
2,636 Rocket Pharmaceuticals, Inc.
k
6,458
10,249 Royalty Pharma plc 369,271
5,689 RxSight, Inc.
k
73,957
3,120 Sanofi SA ADR 150,727
888 Scholar Rock Holding Corporation
k
31,453
17,080 scPharmaceuticals, Inc.
k
65,075
4,191 STERIS plc 1,006,762
7,002 Stevanato Group SPA 171,059
2,760 Stryker Corporation 1,091,939
549 Teleflex, Inc. 64,980
892 Tenet Healthcare Corporation
k
156,992
3,054 Thermo Fisher Scientific, Inc. 1,238,275
5,406 Twist Bioscience Corporation
k
198,887
230 United Therapeutics Corporation
k
66,091
3,450 UnitedHealth Group, Inc. 1,076,297
1,102 Vaxcyte, Inc.
k
35,826
144 Veeva Systems, Inc.
k
41,469
5,096 Vericel Corporation
k
216,835
3,785 Vertex Pharmaceuticals, Inc.
k
1,685,082
25,771 Viatris, Inc. 230,135
2,309 Viemed Healthcare, Inc.
k
15,955
1,800 Viking Therapeutics, Inc.
e,k
47,700
369 Waters Corporation
k
128,796
1,435 Waystar Holding Corporation
k
58,648
855 West Pharmaceutical Services,
Inc. 187,074
3,382 Xencor, Inc.
k
26,583
1,511 Xenon Pharmaceuticals, Inc.
k
47,294
3,481 Zentalis Pharmaceuticals, Inc.
k
4,038
1,730 Zimmer Biomet Holdings, Inc. 157,793
10,845 Zoetis, Inc. 1,691,278
Total 49,109,109
Industrials  1.4%
2,319 A.O. Smith Corporation 152,057
1,761 Advanced Drainage Systems, Inc. 202,268
2,490 AECOM 281,021
68 AGCO Corporation 7,015
486 Alaska Air Group, Inc.
k
24,047
1,357 Allegheny Technologies, Inc.
k
117,163
826 Allegion plc 119,043
953 Allison Transmission Holdings, Inc. 90,525
3,739 Amentum Holdings, Inc.
k
88,278

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Industrials  1.4% - continued
9,042 AMETEK, Inc. $ 1,636,240
496 API Group Corporation
k
25,321
117 Applied Industrial Technologies,
Inc. 27,197
747 Arcosa, Inc. 64,772
70 Argan, Inc. 15,434
1,973 Armstrong World Industries, Inc. 320,494
3,808 Array Technologies, Inc.
e,k
22,467
4,501 Atmus Filtration Technologies, Inc. 163,926
5,502 Automatic Data Processing, Inc. 1,696,817
152 Axon Enterprise, Inc.
k
125,847
8,021 Badger Infrastructure Solutions,
Ltd. 280,256
2,243 Barrett Business Services, Inc. 93,511
3,429 Brady Corporation 233,069
5,821 BWX Technologies, Inc. 838,573
1,807 C.H. Robinson Worldwide, Inc. 173,382
3 CACI International, Inc.
k
1,430
1,743 Casella Waste Systems, Inc.
k
201,107
8,082 Caterpillar, Inc. 3,137,513
9,738 CECO Environmental Corporation
k
275,683
1,670 Clean Harbors, Inc.
k
386,071
12,099 CNH Industrial NV 156,803
118 CSW Industrials, Inc. 33,846
67,117 CSX Corporation 2,190,028
158 Cummins, Inc. 51,745
1,126 Curtiss-Wright Corporation 550,107
1,649 Dayforce, Inc.
k
91,338
3,765 Delta Air Lines, Inc. 185,163
3,518 DNOW, Inc.
k
52,172
645 Donaldson Company, Inc. 44,731
8 Dover Corporation 1,466
166 Dycom Industries, Inc.
k
40,569
594 EMCOR Group, Inc. 317,725
1,497 Energy Recovery, Inc.
k
19,132
7,045 Enerpac Tool Group Corporation 285,745
1,681 EnPro, Inc. 321,996
9,319 ExlService Holdings, Inc.
k
408,079
894 Expeditors International of
Washington, Inc. 102,139
79,564 Fastenal Company 3,341,688
2,932 Federal Signal Corporation 312,023
7,518 Ferguson Enterprises, Inc. 1,637,044
5,300 Flowserve Corporation 277,455
1,035 Fortive Corporation 53,955
1,113 Fortune Brands Innovations, Inc. 57,297
15,553 Gates Industrial Corporation plc
k
358,186
468 General Dynamics Corporation 136,497
7,049 General Electric Company 1,814,342
246 Gorman-Rupp Company 9,033
4,544 Graco, Inc. 390,648
7,753 Great Lakes Dredge & Dock
Corporation
k
94,509
1,988 Helios Technologies, Inc. 66,340
285 Herc Holdings, Inc. 37,532
3,051 Hexcel Corporation 172,351
846 Honeywell International, Inc. 197,016
4,575 Howmet Aerospace, Inc. 851,545
3,956 Hudson Technologies, Inc.
k
32,123
1,826 IDEX Corporation 320,591
265 IES Holdings, Inc.
k
78,501
10,081 Ingersoll Rand, Inc. 838,538
2,183 ITT Corporation 342,360
1,036 Jacobs Solutions, Inc. 136,182
819 JB Hunt Transport Services, Inc. 117,608
Shares Common Stock  14.3% Value
Industrials  1.4% - continued
1,447 Johnson Controls International plc $ 152,832
1,655 Kirby Corporation
k
187,694
2,251 Knight-Swift Transportation
Holdings, Inc. 99,562
994 Korn Ferry 72,890
833 L3Harris Technologies, Inc. 208,950
453 Landstar System, Inc. 62,976
1,207 Legalzoom.com, Inc.
k
10,754
814 Leidos Holdings, Inc. 128,417
1,205 Limbach Holdings, Inc.
k
168,820
499 Lincoln Electric Holdings, Inc. 103,453
349 Lockheed Martin Corporation 161,636
2,941 Lyft, Inc.
k
46,350
991 ManpowerGroup, Inc. 40,036
1,853 Masco Corporation 119,259
18,771 Masterbrand, Inc.
k
205,167
439 Maximus, Inc. 30,818
1,341 McGrath RentCorp 155,502
183 Middleby Corporation
k
26,352
580 Miller Industries, Inc. 25,787
1,540 Moog, Inc. 278,694
9,005 Mueller Water Products, Inc. 216,480
1,296 NEXTracker, Inc.
k
70,464
17 Nordson Corporation 3,644
7,546 nVent Electric plc 552,745
2,578 Old Dominion Freight Line, Inc. 418,409
234 Oshkosh Corporation 26,568
4,724 Otis Worldwide Corporation 467,770
101 PACCAR, Inc. 9,601
5,644 Parker-Hannifin Corporation 3,942,165
80 Paylocity Holding Corporation
k
14,495
3,719 Pentair plc 381,793
391 Pitney Bowes, Inc. 4,266
486 Quanta Services, Inc. 183,747
4,089 QXO, Inc.
k
88,077
753 RBC Bearings, Inc.
k
289,754
222 Regal Rexnord Corporation 32,181
2,189 Republic Services, Inc. 539,829
1,736 Rockwell Automation, Inc. 576,647
2,866 Schneider National, Inc. 69,214
10,763 Shoals Technologies Group, Inc.
k
45,743
76 SkyWest, Inc.
k
7,826
3,150 Southwest Airlines Company 102,186
349 SPX Technologies, Inc.
k
58,520
371 SS&C Technologies Holdings, Inc. 30,719
2,437 Stanley Black & Decker, Inc. 165,107
816 Sterling Construction Company,
Inc.
k
188,276
2,413 Timken Company 175,063
5,811 Trane Technologies plc 2,541,790
33 TransDigm Group, Inc. 50,181
3,246 TransUnion 285,648
1,150 Trex Company, Inc.
k
62,537
1,553 Trinity Industries, Inc. 41,947
40,608 Uber Technologies, Inc.
k
3,788,726
652 UFP Industries, Inc. 64,783
668 UL Solutions, Inc. 48,670
509 UniFirst Corporation/MA 95,804
824 Union Pacific Corporation 189,586
864 United Airlines Holdings, Inc.
k
68,800
4,070 United Parcel Service, Inc. 410,826
227 United Rentals, Inc. 171,022
124 Veralto Corporation 12,518
5,814 Verisk Analytics, Inc. 1,811,061
2,396 Verra Mobility Corporation
k
60,834

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Industrials  1.4% - continued
325 Wabtec Corporation $ 68,039
1,877 Waste Connections, Inc. 350,473
1,424 Waste Management, Inc. 325,840
549 Watsco, Inc. 242,449
6,763 WNS Holdings, Ltd.
k
427,692
417 Xylem, Inc. 53,943
1,490 Zurn Elkay Water Solutions
Corporation 54,489
Total 49,501,571
Information Technology  4.6%
796 Adobe, Inc.
k
307,956
2,736 Agilysys, Inc.
k
313,655
985 Ambarella, Inc.
k
65,074
29,969 Amphenol Corporation 2,959,439
2,039 Analog Devices, Inc. 485,323
108,040 Apple, Inc. 22,166,567
13,970 Applied Materials, Inc. 2,557,488
22,247 Arista Networks, Inc.
k
2,276,091
247 Astera Labs, Inc.
k
22,334
108 Atlassian Corporation
k
21,934
7,175 Autodesk, Inc.
k
2,221,165
232 BILL Holdings, Inc.
k
10,732
3,164 BlackLine, Inc.
k
179,146
44,872 Broadcom, Inc. 12,368,967
1,126 C3.ai, Inc.
k
27,666
10,112 CDW Corporation 1,805,902
616 Ciena Corporation
k
50,099
29,610 Cisco Systems, Inc. 2,054,342
259 Clearfield, Inc.
k
11,243
2,427 Clearwater Analytics Holdings,
Inc.
k
53,224
1,377 Cognex Corporation 43,678
472 Cognizant Technology Solutions
Corporation 36,830
575 Coherent Corporation
k
51,296
608 CommVault Systems, Inc.
k
105,993
313 Consensus Cloud Solutions, Inc.
k
7,218
679 Corning, Inc. 35,709
1,549 Crane NXT Company 83,491
1,700 Credo Technology Group Holding,
Ltd.
k
157,403
748 CrowdStrike Holdings, Inc.
k
380,964
1,503 CyberArk Software, Ltd.
k
611,541
836 Datadog, Inc.
k
112,300
1,944 Descartes Systems Group, Inc.
k
197,598
2,745 DocuSign, Inc.
k
213,808
2,654 Dolby Laboratories, Inc. 197,086
6,095 Dynatrace Holdings, LLC
k
336,505
444 Elastic NV
k
37,443
1,574 Enphase Energy, Inc.
k
62,409
121 Entegris, Inc. 9,759
989 Expensify, Inc.
k
2,561
838 F5, Inc.
k
246,640
891 Fabrinet
k
262,560
173 Fair Isaac Corporation
k
316,237
126 First Solar, Inc.
k
20,858
3,541 Flex, Ltd.
k
176,767
30,464 Fortinet, Inc.
k
3,220,654
11,550 Freshworks, Inc.
k
172,210
689 Gartner, Inc.
k
278,508
914 Gen Digital, Inc. 26,872
10,351 Gitlab, Inc.
k
466,934
2,975 Guidewire Software, Inc.
k
700,464
631 HubSpot, Inc.
k
351,234
Shares Common Stock  14.3% Value
Information Technology  4.6% - continued
5,536 I3 Verticals, Inc.
k
$ 152,129
1,096 Impinj, Inc.
k
121,733
132 Intapp, Inc.
k
6,814
10,718 International Business Machines
Corporation 3,159,452
688 Intuit, Inc. 541,889
501 IPG Photonics Corporation
k
34,394
485 Itron, Inc.
k
63,841
14,519 JFrog, Ltd.
k
637,094
2,035 Keysight Technologies, Inc.
k
333,455
378 KLA Corporation 338,590
942 Lam Research Corporation 91,694
4,099 Lattice Semiconductor
Corporation
k
200,810
308 Littelfuse, Inc. 69,833
74 MACOM Technology Solutions
Holdings, Inc.
k
10,603
2,574 Marvell Technology, Inc. 199,228
585 Microchip Technology, Inc. 41,166
922 Micron Technology, Inc. 113,636
66,882 Microsoft Corporation 33,267,776
361 Mirion Technologies, Inc.
k
7,772
313 MKS, Inc. 31,100
239 Monday.com, Ltd.
k
75,161
14 Monolithic Power Systems, Inc. 10,239
3,504 Motorola Solutions, Inc. 1,473,292
2,635 NetApp, Inc. 280,759
2,964 Nokia Oyj ADR 15,353
243 Nutanix, Inc.
k
18,575
227,508 NVIDIA Corporation 35,943,989
332 Okta, Inc.
k
33,190
2,398 ON Semiconductor Corporation
k
125,679
1,980 Onto Innovation, Inc.
k
199,841
9,453 Oracle Corporation 2,066,709
33,415 Palantir Technologies, Inc.
k
4,555,133
6,925 Pegasystems, Inc. 374,850
344 Plexus Corporation
k
46,547
248 Procore Technologies, Inc.
k
16,968
2,062 PTC, Inc.
k
355,365
1,494 Q2 Holdings, Inc.
k
139,823
2,875 Qorvo, Inc.
k
244,116
2,468 Qualcomm, Inc. 393,054
344 Ralliant Corporation
k
16,681
6,384 Salesforce, Inc. 1,740,853
4,230 Samsung Electronics Company,
Ltd. 187,057
7,209 SAP SE ADR 2,192,257
6,029 ServiceNow, Inc.
k
6,198,294
848 Silicon Laboratories, Inc.
k
124,961
1,930 Skyworks Solutions, Inc. 143,824
772 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 174,850
1,776 TD SYNNEX Corporation 241,003
451 TE Connectivity plc 76,070
280 Teledyne Technologies, Inc.
k
143,447
1,180 Tenable Holdings, Inc.
k
39,860
594 Teradyne, Inc. 53,412
15,032 Trimble, Inc.
k
1,142,131
8,959 TTM Technologies, Inc.
k
365,706
46 Twilio, Inc.
k
5,721
707 Tyler Technologies, Inc.
k
419,138
367 Unity Software, Inc.
k
8,881
757 Varonis Systems, Inc.
k
38,418
3,288 VeriSign, Inc. 949,574

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Information Technology  4.6% - continued
463 Vontier Corporation $ 17,085
8,036 Weave Communications, Inc.
k
66,859
470 Zebra Technologies Corporation
k
144,929
183 Zoom Communications, Inc.
k
14,270
Total 159,178,810
Materials  0.4%
2,408 Albemarle Corporation
e
150,909
3,169 Alcoa Corporation 93,517
25,950 Amcor plc 238,480
694 AptarGroup, Inc. 108,562
2,742 Aspen Aerogels, Inc.
k
16,233
301 Avery Dennison Corporation 52,816
3,324 Avient Corporation 107,398
6,726 Axalta Coating Systems, Ltd.
k
199,695
583 Balchem Corporation 92,814
1,710 Ball Corporation 95,914
2,139 CF Industries Holdings, Inc. 196,788
5,507 Chemours Company 63,055
6,115 Coeur Mining, Inc.
k
54,179
7,848 Constellium SE
k
104,378
2,965 Corteva, Inc. 220,981
823 Crown Holdings, Inc. 84,753
531 Dow, Inc. 14,061
22,501 DuPont de Nemours, Inc. 1,543,344
49 Eagle Materials, Inc. 9,903
2,050 Eastman Chemical Company 153,053
8,984 Ecolab, Inc. 2,420,649
10,401 Element Solutions, Inc. 235,583
2,133 FMC Corporation 89,053
942 Freeport-McMoRan, Inc. 40,836
1,618 Greif, Inc. 105,154
15,263 Hecla Mining Company 91,425
5,407 Huntsman Corporation 56,341
2,775 Ingevity Corporation
k
119,575
856 Innospec, Inc. 71,981
1,193 International Flavors & Fragrances,
Inc. 87,745
5,087 Ivanhoe Mines, Ltd.
k
38,216
1,293 Kaiser Aluminum Corporation 103,311
990 Koppers Holdings, Inc. 31,828
3,913 Linde plc 1,835,901
326 LyondellBasell Industries NV 18,862
2,398 Magnera Corporation
k
28,968
541 Martin Marietta Materials, Inc. 296,987
935 Minerals Technologies, Inc. 51,490
5,043 Mosaic Company 183,969
282 MP Materials Corporation
k
9,382
37 NewMarket Corporation 25,562
1,448 Nucor Corporation 187,574
1,858 O-I Glass, Inc.
k
27,387
6,355 Olin Corporation 127,672
2,268 Packaging Corporation of America 427,405
662 PPG Industries, Inc. 75,302
47 Reliance, Inc. 14,753
1,115 Royal Gold, Inc. 198,292
1,713 RPM International, Inc. 188,156
1,066 Scotts Miracle-Gro Company 70,313
1,990 Sealed Air Corporation 61,750
1,953 Sensient Technologies Corporation 192,410
2,587 Sonoco Products Company 112,690
2,060 Steel Dynamics, Inc. 263,701
554 Stepan Company 30,237
5,722 Trinseo plc
e
17,853
11,040 Tronox Holdings plc 55,973
Shares Common Stock  14.3% Value
Materials  0.4% - continued
1,973 Vulcan Materials Company $ 514,598
1,125 West Fraser Timber Company, Ltd. 82,462
Total 12,192,179
Real Estate  0.4%
360 Agree Realty Corporation 26,302
989 Alexandria Real Estate Equities,
Inc. 71,831
451 Alpine Income Property Trust, Inc. 6,634
4,852 Anywhere Real Estate, Inc.
k
17,564
275 AvalonBay Communities, Inc. 55,963
4,242 Brixmor Property Group, Inc. 110,462
18,840 Broadstone Net Lease, Inc. 302,382
1,619 CareTrust REIT, Inc. 49,541
596 CBL & Associates Properties, Inc. 15,132
3,666 CBRE Group, Inc.
k
513,680
4,553 Chatham Lodging Trust 31,734
1,243 Colliers International Group, Inc. 162,261
7,313 Compass, Inc.
k
45,926
5,165 CoStar Group, Inc.
k
415,266
1,999 Cousins Properties, Inc. 60,030
1,600 Crown Castle, Inc. 164,368
5,076 Curbline Properties Corporation 115,885
6,390 Cushman and Wakefield plc
k
70,737
9,048 Douglas Elliman, Inc.
k
20,991
5,941 Easterly Government Properties,
Inc. 131,890
3,105 EPR Properties 180,897
55,800 Essential Properties Realty Trust,
Inc. 1,780,578
246 Essex Property Trust, Inc. 69,716
513 Extra Space Storage, Inc. 75,637
548 Federal Realty Investment Trust 52,055
5,237 First Industrial Realty Trust, Inc. 252,057
1,478 Getty Realty Corporation 40,852
865 Global Net Lease, Inc. 6,531
7,052 Healthcare Realty Trust, Inc. 111,845
7,431 Host Hotels & Resorts, Inc. 114,140
313 Howard Hughes Holdings, Inc.
k
21,128
7,449 Independence Realty Trust, Inc. 131,773
15,149 Industrial Logistics Properties Trust 68,928
5,773 Innovative Industrial Properties,
Inc. 318,785
6,660 InvenTrust Properties Corporation 182,484
137 Iron Mountain, Inc. 14,052
110 Jones Lang LaSalle, Inc.
k
28,136
1,155 Kimco Realty Corporation 24,278
98 Lamar Advertising Company 11,893
19,251 Millrose Properties, Inc. 548,846
7,014 National Storage Affiliates Trust 224,378
6,447 NetSTREIT Corporation 109,148
26,267 Outfront Media, Inc. 428,677
30,168 Park Hotels & Resorts, Inc. 308,619
2,495 Peakstone Realty Trust 32,959
12,258 Pebblebrook Hotel Trust 122,457
718 RE/MAX Holdings, Inc.
k
5,873
1,317 Rexford Industrial Realty, Inc. 46,846
9,790 RLJ Lodging Trust 71,271
877 RMR Group, Inc. 14,339
247 Ryman Hospitality Properties 24,372
47,849 Sabra Health Care REIT, Inc. 882,336
1,295 Safehold, Inc. 20,150
787 SBA Communications Corporation 184,819
2,372 Sila Realty Trust, Inc. 56,145
309 Simon Property Group, Inc. 49,675

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  14.3% Value
Real Estate  0.4% - continued
7,866 STAG Industrial, Inc. $ 285,378
18,052 Summit Hotel Properties, Inc. 91,885
29,317 Tanger, Inc. 896,514
3,614 Terreno Realty Corporation 202,637
136,431 Uniti Group, Inc.
k
589,382
220 Universal Health Realty Income
Trust 8,793
2,887 Zillow Group, Inc., Class A
k
197,731
5,145 Zillow Group, Inc., Class C
k
360,407
Total 11,637,981
Utilities  0.3%
68,125 AES Corporation 716,675
1,698 Alliant Energy Corporation 102,678
1,766 American States Water Company 135,381
3,342 American Water Works Company,
Inc. 464,906
407 Artesian Resources Corporation 13,659
78 Avista Corporation 2,960
3,444 Black Hills Corporation 193,208
6,691 Brookfield Infrastructure
Corporation 278,346
142 Brookfield Renewable Corporation 4,655
1,070 California Water Service Group 48,664
3,234 CenterPoint Energy, Inc. 118,817
5,045 Clearway Energy, Inc., Class A 152,662
10,512 Clearway Energy, Inc., Class C 336,384
630 Constellation Energy Corporation 203,339
1,895 Duke Energy Corporation 223,610
14,681 Edison International 757,540
3,052 Entergy Corporation 253,682
2,614 Essential Utilities, Inc. 97,084
1,292 Eversource Energy 82,197
578 Exelon Corporation 25,097
9,822 Hawaiian Electric Industries, Inc.
k
104,408
740 Middlesex Water Company 40,093
2,851 NiSource, Inc. 115,009
626 Northwestern Energy Group, Inc. 32,114
352 Otter Tail Corporation 27,136
42,642 PG&E Corporation 594,429
67 Pinnacle West Capital Corporation 5,994
12,550 Portland General Electric
Company 509,906
1,782 Public Service Enterprise Group,
Inc. 150,009
843 Spire, Inc. 61,531
60,136 UGI Corporation 2,190,153
2,617 Vistra Energy Corporation 507,201
12,527 XPLR Infrastructure, LP 102,721
Total 8,652,248
Total Common Stock
(cost $302,836,045) 491,600,637
Shares Private Equity Funds 0.9% Value
Secondary  0.9%
1 AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP
*,k,l
2,595,987
1 ASF IX, LP
*,k,l
6,029,527
1 ASF VIII Sidecar (Cayman), LP
*,k,l
645,607
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,l
4,748,259
1 LCP X (Offshore), LP
*,k,l
14,933,857
Shares Private Equity Funds 0.9% Value
Secondary  0.9% - continued
1 StepStone Secondary
Opportunities Fund V Offshore,
LP
*,k,l
$ 3,528,667
Total 32,481,904
Total Private Equity Funds
(cost $25,588,297) 32,481,904
Shares
Collateral Held for Securities
Loaned 0.4% Value
12,006,859 Thrivent Cash Management Trust 12,006,859
Total Collateral Held for
Securities Loaned
(cost $12,006,859) 12,006,859
Shares or
Principal
Amount Short-Term Investments 16.6% Value
Federal Home Loan Bank Discount
Notes
100,000 4.210%, 7/10/2025
m,n
99,884
6,300,000 4.205%, 7/11/2025
m,n
6,291,973
400,000 4.215%, 7/16/2025
m,n
399,259
6,700,000 4.200%, 7/28/2025
m,n
6,678,270
2,200,000 4.219%, 8/1/2025
m,n
2,191,747
200,000 4.215%, 8/11/2025
m,n
199,015
800,000 4.195%, 9/16/2025
m,n
792,720
2,600,000 4.200%, 9/26/2025
m,n
2,573,307
Federal Home Loan Mortgage
Corporation Discount Notes
1,900,000 4.130%, 7/14/2025
m,n
1,896,919
1,100,000 4.150%, 7/28/2025
m,n
1,096,432
2,300,000 4.205%, 9/5/2025
m,n
2,282,022
200,000 4.185%, 9/8/2025
m,n
198,367
900,000 4.180%, 9/22/2025
m,n
891,180
Federal National Mortgage
Association Discount Notes
400,000 4.140%, 7/10/2025
m,n
399,537
500,000 4.160%, 7/14/2025
m,n
499,189
800,000 4.145%, 7/21/2025
m,n
798,054
1,700,000 4.200%, 8/8/2025
m,n
1,692,228
200,000 4.195%, 8/15/2025
m,n
198,922
4,400,000 4.200%, 8/22/2025
m,n
4,372,664
6,200,000 4.185%, 9/19/2025
m,n
6,141,410
State Street Institutional U.S.
Government Money Market
Fund
257,436,100 4.268%
m
257,436,100
Thrivent Core Short-Term Reserve
Fund
27,378,491 4.600% 273,784,914

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  16.6% Value
U.S. Treasury Bills
400,000 4.180%, 7/3/2025
m
$ 399,907
100,000 4.195%, 7/8/2025
m,o
99,919
400,000 4.213%, 7/17/2025
m,p
399,264
300,000 4.256%, 8/12/2025
m,p
298,494
300,000 4.255%, 8/14/2025
m
298,421
300,000 4.195%, 9/25/2025
m,p
296,997
Total Short-Term Investments
(cost $572,650,402) 572,707,115
Total Investments (cost
$3,155,960,878) 100.1% $3,446,421,734
Other Assets and Liabilities, Net
(0.1%) (3,820,129)
Total Net Assets 100.0% $3,442,601,605
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $221,299,623 or 6.4% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At June 30, 2025, $74,940 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of June 30,
2025 was $32,968,216 or 0.96% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of June 30,
2025.
Security
Acquisition
Date Cost
AlpInvest Secondaries Fund
(Offshore Feeder) VIII, LP  6/28/2024 $ 2,044,613
ASF IX, LP  3/18/2024 4,925,159
ASF VIII Sidecar (Cayman), LP  6/28/2024 523,672
Credit Suisse Group AG  9/5/2018 775,000
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 3,552,000
LCP X (Offshore), LP  10/25/2023 11,469,187
SoftBank Corporation, 7/9/2035 6/30/2025 434,000
StepStone Secondary
Opportunities Fund V
Offshore, LP  6/28/2024 3,073,666
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 11,254,455
Common Stock 349,561
Total lending $11,604,016
Gross amount payable upon return of
collateral for securities loaned $12,006,859
Net amounts due to counterparty $402,843
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Ser. - Series
SLST - Seasoned Loans Structured Transactions
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 409,697,679
Gross unrealized depreciation (120,961,813)
Net unrealized appreciation (depreciation) $ 288,735,866
Cost for federal income tax purposes $ 3,168,182,152

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 28,028,871 – 28,028,871 –
Basic Materials 10,637,567 – 10,637,567 –
Capital Goods 22,663,918 – 22,663,918 –
Collateralized Mortgage Obligations 69,395,085 – 69,395,085 –
Commercial Mortgage-Backed Securities 22,187,457 – 22,187,457 –
Communications Services 32,747,989 – 32,747,989 –
Consumer Cyclical 36,350,334 – 36,350,334 –
Consumer Non-Cyclical 38,878,834 – 38,878,834 –
Energy 30,377,995 – 30,377,995 –
Financials 108,197,196 – 108,197,196 –
Foreign Government 1,658,060 – 1,658,060 –
Mortgage-Backed Securities 353,153,259 – 353,153,259 –
Technology 27,946,867 – 27,946,867 –
Transportation 8,239,250 – 8,239,250 –
U.S. Government & Agencies 392,409,956 – 392,409,956 –
Utilities 24,886,830 – 24,886,830 –
Registered Investment Companies
U.S. Affiliated 933,245,709 933,245,709 – –
U.S. Unaffiliated 13,457,875 13,457,875 – –
Common Stock
Communications Services 50,841,428 50,841,428 – –
Consumer Discretionary 61,554,173 61,554,173 – –
Consumer Staples 11,475,222 11,475,222 – –
Energy 10,873,889 10,873,889 – –
Financials 66,584,027 66,584,027 – –
Health Care 49,109,109 49,109,109 – –
Industrials 49,501,571 49,221,315 280,256 –
Information Technology 159,178,810 158,991,753 187,057 –
Materials 12,192,179 12,153,963 38,216 –
Real Estate 11,637,981 11,637,981 – –
Utilities 8,652,248 8,652,248 – –
Private Equity Funds
Secondary 32,481,904 – – 32,481,904
Short-Term Investments 298,922,201 257,436,100 41,486,101 –
Subtotal Investments in Securities $2,977,467,794 $1,695,234,792 $1,249,751,098 $32,481,904
Other Investments  * Total
Affiliated Short-Term Investments 273,784,914
U.S. Affiliated Registered Investment Cos. 183,162,167
Collateral Held for Securities Loaned 12,006,859
Subtotal Other Investments $468,953,940
Total Investments at Value $3,446,421,734
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,647,259 13,647,259 – –
Credit Default Swaps 384,405 – 384,405 –
Total Asset Derivatives $14,031,664 $13,647,259 $384,405 $–
Liability Derivatives
Futures Contracts 3,243,451 2,890,088 353,363 –
Total Return Swaps 291,929 – 291,929 –
Total Liability Derivatives $3,535,380 $2,890,088 $645,292 $–
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $38,839,544 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 146 September 2025 $ 16,042,154 $ 328,096
CBOT 2-Yr. U.S. Treasury Note 482 September 2025 99,869,402 397,896
CBOT 5-Yr. U.S. Treasury Note 485 September 2025 52,210,764 654,236
CBOT U.S. Long Bond 145 September 2025 16,075,022 667,947
CME E-mini Russell 2000 Index 6 September 2025 646,296 11,215
CME E-mini S&P 500 Index 1,421 September 2025 434,110,591 10,218,346
CME E-mini S&P Mid-Cap 400 Index 1 September 2025 307,912 4,638
CME Ultra Long Term U.S. Treasury Bond 51 September 2025 5,794,227 281,148
ICE mini MSCI EAFE Index 293 September 2025 38,661,386 625,519
ICE US mini MSCI Emerging Markets Index 55 September 2025 3,288,864 103,261
Ultra 10-Yr. U.S. Treasury Note 108 September 2025 11,985,731 354,957
Total Futures Long Contracts $ 678,992,349 $ 13,647,259
CME E-mini Russell 2000 Index (11) September 2025 ( $ 1,186,856) ( $ 18,579)
CME E-mini S&P Mid-Cap 400 Index (192) September 2025 (58,238,561) (1,771,039)
CME Euro Foreign Exchange Currency (259) September 2025 (37,218,580) (1,100,470)
Eurex Euro STOXX 50 Index (924) September 2025 (57,638,133) (353,363)
Total Futures Short Contracts ( $ 154,282,130) ($3,243,451)
Total Futures Contracts $ 524,710,219 $10,403,808

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EFFR
-
Effective Federal Funds Rate
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's credit default swap contracts held as of June 30, 2025. Investments totaling $696,261 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Sell 6/20/2030 ( $ 7,098,000) $ – $ 384,405 $ 384,405
Total Credit Default Swaps $– $384,405 $384,405
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table presents Moderately Conservative Allocation Portfolio's total return swap contracts held as of June 30, 2025. Investments totaling $282,575 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Total Return Swaps
Reference Entity Fund Pays #
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P MidCap 400 Total
Return Index Swap
Total Return EFFR 1 day
+ 45bps
Goldman
Sachs &
Co. LLC
8/6/2025 $ 5,700,927 ( $ 291,929) $ – ( $ 291,929)
Total Return Swaps ( $ 291,929) $ – ($291,929)
# Payment made on Termination Date

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,962,979
Total Equity Contracts 10,962,979
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,684,280
Total Interest Rate Contracts 2,684,280
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 384,405
Total Credit Contracts 384,405
Total Asset Derivatives $14,031,664
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,100,470
Total Foreign Exchange Contracts 1,100,470
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,142,981
Total Return Swaps Net Assets - Distributable earnings/(accumulated loss) 291,929
Total Equity Contracts 2,434,910
Total Liability Derivatives $3,535,380
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 8,989,540
Total Equity Contracts
8,989,540
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (4,473,834)
Total Foreign Exchange Contracts (4,473,834)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (738,132)
Total Interest Rate Contracts
(738,132)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 69,643
Total Credit Contracts
69,643
Total $3,847,217

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (1,957,261)
Total Foreign Exchange Contracts (1,957,261)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 17,632,459
Total Return Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 128,341
Total Equity Contracts 17,760,800
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 3,706,567
Total Interest Rate Contracts 3,706,567
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 384,405
Total Credit Contracts 384,405
Total $19,894,511
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $486,904,307
Futures - Short (222,067,841)
Total Return Swaps - Short (364,928)
Interest Rate Contracts
Futures - Long 247,889,465
Futures - Short (1,345,427)
Foreign Exchange Contracts
Futures - Short (52,560,706)
Credit Contracts
Credit Default Swaps - Sell Protection 165,741

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $114,164 $3,140 $21,000 $98,914 11,846 2.9%
Core Emerging Markets Equity 30,782 – – 35,094 3,317 1.0
Core International Equity 30,532 – 9 36,675 2,987 1.1
Core Low Volatility Equity 2,205 – – 2,390 198 0.1
Core Mid Cap Value 24,667 – 20,001 4,333 404 0.1
Core Small Cap Value 15,398 – 9,001 5,756 559 0.2
Global Stock 16,609 1,896 – 18,241 1,238 0.5
High Yield 86,239 2,561 14,663 75,122 17,719 2.2
Income 246,464 5,189 49,061 206,865 23,184 6.0
International Equity 84,790 2,205 – 101,009 9,049 2.9
International Index 23,054 605 – 27,731 1,763 0.8
Large Cap Value 292,526 42,413 – 313,365 14,297 9.1
Mid Cap Stock 100,216 11,314 51,010 49,806 2,595 1.5
Short-Term Bond 141,768 2,681 27,024 118,919 12,032 3.4
Small Cap Stock 74,120 4,480 48,000 22,189 1,274 0.6
Total U.S. Affiliated Registered Investment
Companies 1,283,534 1,116,409 32.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 502,841 78,306 307,362 273,785 27,378 7.9
Total Affiliated Short-Term Investments 502,841 273,785 7.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,346 135,757 131,096 12,007 12,007 0.4
Total Collateral Held for Securities Loaned 7,346 12,007 0.4
Total Value $1,793,721 $1,402,201
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($4,509) $7,119 $ – $3,140
Core Emerging Markets Equity – 4,312 – –
Core International Equity 0 6,152 – –
Core Low Volatility Equity – 185 – –
Core Mid Cap Value Fund 1,950 (2,283) – –
Core Small Cap Value Fund 861 (1,502) – –
Global Stock – (264) 1,575 321
High Yield (1,834) 2,819 – 2,558
Income (6,732) 11,005 – 5,193
International Equity – 14,014 – 2,205
International Index – 4,072 – 605
Large Cap Value – (21,574) 37,491 4,922
Mid Cap Stock 5,288 (16,002) 10,516 797
Short-Term Bond 132 1,362 – 2,683
Small Cap Stock 1,963 (10,374) 4,056 424
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 118 (118) – 6,733
Total Income/Non Cash Income from Affiliated
Investments $29,581
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value ($2,763) ($1,077) $ 53,638

Money Market Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 5.0%
a
Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 10,000 4.213%  $ 10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
1,000,000 4.233%  1,000,000
State Street Institutional U.S.
Government Money Market Fund
22,066,257 4.268%  22,066,257
Total 23,076,257
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 47.4%
a
Value
Federal Agricultural Mortgage
Corporation
2,820,000
4.590% (SOFRRATE +
0.200%), 7/21/2025
b
2,820,000
700,000
4.550% (FEDL 1M + 0.220%),
10/1/2025
b
700,205
1,850,000
4.410% (SOFRRATE +
0.020%), 11/14/2025
b
1,850,000
3,350,000
4.455% (SOFRRATE +
0.065%), 11/25/2025
b
3,350,000
2,730,000
4.410% (SOFRRATE +
0.020%), 12/8/2025
b
2,730,000
3,300,000
4.450% (SOFRRATE +
0.060%), 3/10/2026
b
3,300,000
2,850,000
4.455% (SOFRRATE +
0.065%), 5/22/2026
b
2,850,000
2,750,000
4.535% (SOFRRATE +
0.145%), 1/22/2027
b
2,750,000
Federal Farm Credit Bank
1,400,000
4.430% (SOFRRATE +
0.040%), 7/29/2025
b
1,400,000
2,000,000
4.450% (SOFRRATE +
0.060%), 8/26/2025
b
2,000,000
700,000
4.480% (SOFRRATE +
0.090%), 8/26/2025
b
700,043
2,000,000
4.455% (SOFRRATE +
0.065%), 8/28/2025
b
2,000,000
4,700,000
4.455% (SOFRRATE +
0.065%), 9/5/2025
b
4,700,000
5,050,000
4.545% (SOFRRATE +
0.155%), 9/15/2025
b
5,050,832
1,600,000
4.520% (SOFRRATE +
0.130%), 10/3/2025
b
1,600,000
1,550,000
4.465% (FEDL 1M + 0.135%),
11/10/2025
b
1,549,859
1,300,000
4.460% (SOFRRATE +
0.070%), 11/17/2025
b
1,300,000
1,330,000
4.470% (SOFRRATE +
0.080%), 11/21/2025
b
1,330,000
1,400,000
4.445% (SOFRRATE +
0.055%), 11/25/2025
b
1,400,000
3,450,000
4.445% (SOFRRATE +
0.055%), 12/2/2025
b
3,450,000
3,000,000
4.470% (SOFRRATE +
0.080%), 12/12/2025
b
3,000,149
3,375,000
4.445% (SOFRRATE +
0.055%), 12/30/2025
b
3,375,000
1,500,000
4.450% (FEDL 1M + 0.120%),
1/8/2026
b
1,500,000
2,100,000
4.535% (SOFRRATE +
0.145%), 1/12/2026
b
2,100,853
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.4%
a
Value
$ 1,450,000
4.510% (SOFRRATE +
0.120%), 1/27/2026
b
$ 1,450,000
1,000,000
4.440% (SOFRRATE +
0.050%), 1/28/2026
b
1,000,000
700,000
4.480% (SOFRRATE +
0.090%), 1/28/2026
b
700,000
2,130,000
4.470% (SOFRRATE +
0.080%), 2/10/2026
b
2,130,000
1,050,000
4.480% (SOFRRATE +
0.090%), 2/12/2026
b
1,050,412
2,800,000
4.445% (SOFRRATE +
0.055%), 2/13/2026
b
2,800,000
4,200,000
4.470% (SOFRRATE +
0.080%), 2/17/2026
b
4,200,000
3,300,000
4.480% (FEDL 1M + 0.150%),
4/24/2026
b
3,300,000
3,500,000
4.415% (FEDL 1M + 0.085%),
5/7/2026
b
3,500,000
500,000
4.460% (SOFRRATE +
0.070%), 5/28/2026
b
500,000
1,430,000
4.485% (SOFRRATE +
0.095%), 6/3/2026
b
1,430,000
1,280,000
4.435% (SOFRRATE +
0.045%), 6/18/2026
b
1,280,000
1,400,000
4.510% (SOFRRATE +
0.120%), 7/10/2026
b
1,400,000
600,000
4.460% (SOFRRATE +
0.070%), 8/12/2026
b
600,000
650,000
4.525% (SOFRRATE +
0.135%), 10/21/2026
b
650,000
1,000,000
4.455% (SOFRRATE +
0.065%), 11/27/2026
b
1,000,000
1,400,000
4.530% (SOFRRATE +
0.140%), 12/2/2026
b
1,400,000
750,000
4.535% (SOFRRATE +
0.145%), 1/21/2027
b
750,000
2,600,000
4.520% (SOFRRATE +
0.130%), 4/23/2027
b
2,600,000
Federal Home Loan Bank
1,900,000
4.550% (SOFRRATE +
0.160%), 7/14/2025
b
1,900,000
2,850,000
4.380% (SOFRRATE +
-0.010%), 7/15/2025
b
2,850,000
1,500,000
4.415% (SOFRRATE +
0.025%), 7/18/2025
b
1,500,000
3,200,000
4.385% (SOFRRATE +
-0.005%), 7/28/2025
b
3,200,000
1,350,000
4.425% (SOFRRATE +
0.035%), 8/7/2025
b
1,350,000
2,000,000
4.370% (SOFRRATE +
-0.020%), 8/11/2025
b
2,000,000
3,200,000
4.390% (SOFRRATE FLAT),
8/14/2025
b
3,200,016
3,000,000
4.450% (SOFRRATE +
0.060%), 8/19/2025
b
3,000,000
600,000
4.440% (SOFRRATE +
0.050%), 8/21/2025
b
600,000
4,100,000
4.405% (SOFRRATE +
0.015%), 8/27/2025
b
4,100,000
3,200,000
4.395% (SOFRRATE +
0.005%), 9/4/2025
b
3,200,000
4,000,000
4.390% (SOFRRATE FLAT),
9/5/2025
b
4,000,000
3,300,000
4.375% (SOFRRATE +
-0.015%), 9/8/2025
b
3,300,000

Money Market Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.4%
a
Value
$ 3,400,000
4.385% (SOFRRATE +
-0.005%), 9/8/2025
b
$ 3,400,000
2,000,000
4.390% (SOFRRATE FLAT),
9/8/2025
b
2,000,000
4,250,000
4.385% (SOFRRATE +
-0.005%), 9/9/2025
b
4,250,000
3,000,000
4.395% (SOFRRATE +
0.005%), 9/12/2025
b
3,000,000
2,000,000
4.455% (SOFRRATE +
0.065%), 9/16/2025
b
2,000,000
1,500,000
4.485% (SOFRRATE +
0.095%), 9/19/2025
b
1,500,151
5,400,000
4.380% (SOFRRATE +
-0.010%), 10/3/2025
b
5,400,000
3,300,000
4.380% (SOFRRATE +
-0.010%), 10/14/2025
b
3,300,000
3,300,000
4.380% (SOFRRATE +
-0.010%), 10/14/2025
b
3,300,000
3,300,000
4.390% (SOFRRATE FLAT),
10/14/2025
b
3,300,000
2,700,000
4.390% (SOFRRATE FLAT),
10/23/2025
b
2,700,000
3,300,000
4.385% (SOFRRATE +
-0.005%), 11/4/2025
b
3,300,000
2,500,000
4.395% (SOFRRATE +
0.005%), 11/12/2025
b
2,500,000
4,000,000
4.395% (SOFRRATE +
0.005%), 11/12/2025
b
4,000,000
3,300,000
4.390% (SOFRRATE FLAT),
11/17/2025
b
3,300,000
3,000,000
4.390% (SOFRRATE FLAT),
11/18/2025
b
3,000,000
2,650,000
4.475% (SOFRRATE +
0.085%), 11/21/2025
b
2,650,000
1,000,000
4.390% (SOFRRATE FLAT),
12/23/2025
b
1,000,000
1,900,000
4.395% (SOFRRATE +
0.005%), 12/26/2025
b
1,900,000
600,000
4.390% (SOFRRATE FLAT),
1/5/2026
b
600,000
1,000,000
4.395% (SOFRRATE +
0.005%), 1/15/2026
b
1,000,000
675,000
4.490% (SOFRRATE +
0.100%), 2/13/2026
b
675,000
2,100,000
4.520% (SOFRRATE +
0.130%), 2/20/2026
b
2,100,457
2,100,000
4.490% (SOFRRATE +
0.100%), 4/6/2026
b
2,100,000
1,200,000
4.500% (SOFRRATE +
0.110%), 4/10/2026
b
1,200,000
1,400,000
4.500% (SOFRRATE +
0.110%), 4/15/2026
b
1,400,000
3,300,000
4.440% (SOFRRATE +
0.050%), 5/14/2026
b
3,300,000
1,000,000
4.505% (SOFRRATE +
0.115%), 7/16/2026
b
1,000,000
1,350,000
4.580% (SOFRRATE +
0.190%), 10/29/2026
b
1,350,000
750,000
4.475% (SOFRRATE +
0.085%), 11/6/2026
b
750,000
2,415,000
4.565% (SOFRRATE +
0.175%), 12/16/2026
b
2,415,000
Federal Home Loan Mortgage
Corporation
650,000 4.200% , 8/28/2025 649,725
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  47.4%
a
Value
$ 800,000
4.500% (SOFRRATE +
0.110%), 3/5/2026
b
$ 800,000
Federal National Mortgage
Association
375,000 0.650% , 8/25/2025 372,962
Resolution Funding Corporation
STRIPS Zero Coupon
1,300,000 0.000% , 10/15/2025 1,283,541
U.S. International Development
Finance Corporation
1,425,000 5.240% , 7/1/2025 1,496,049
2,121,158
4.500% (T-BILL 3M FLAT),
7/7/2025
b
2,121,158
389,334
4.500% (T-BILL 3M FLAT),
7/7/2025
b
389,334
1,030,160
4.500% (T-BILL 3M FLAT),
7/7/2025
b
1,030,160
242,308
4.550% (T-BILL 3M FLAT),
7/7/2025
b
242,308
1,315,385
4.550% (T-BILL 3M FLAT),
7/7/2025
b
1,315,385
1,235,000
4.550% (T-BILL 3M FLAT),
7/7/2025
b
1,235,000
318,462
4.550% (T-BILL 3M FLAT),
7/7/2025
b
318,462
468,750
4.550% (T-BILL 3M FLAT),
7/7/2025
b
468,750
407,500
4.550% (T-BILL 3M FLAT),
7/7/2025
b
407,500
105,263
4.550% (T-BILL 3M FLAT),
7/7/2025
b
105,263
1,219,000
4.570% (T-BILL 3M FLAT),
7/7/2025
b
1,219,000
1,176,335
4.570% (T-BILL 3M FLAT),
7/7/2025
b
1,176,335
635,060
4.570% (T-BILL 3M FLAT),
7/7/2025
b
635,060
1,645,650
4.570% (T-BILL 3M FLAT),
7/7/2025
b
1,645,650
681,132
4.600% (T-BILL 3M FLAT),
7/7/2025
b
681,133
2,678,972
4.600% (T-BILL 3M FLAT),
7/7/2025
b
2,678,972
1,021,699
4.600% (T-BILL 3M FLAT),
7/7/2025
b
1,021,699
3,250,000 5.000% , 8/16/2025 3,392,898
520,712 4.260% , 9/30/2025 537,246
Total 221,661,567
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 6.0%
a
Value
Federal Farm Credit Bank
1,950,000 4.209% , 7/9/2025 1,948,176
1,350,000 4.230% , 7/16/2025 1,347,621
1,350,000 4.230% , 7/22/2025 1,346,669
600,000 4.230% , 7/24/2025 598,378
650,000 4.190% , 8/12/2025 646,823
Federal Home Loan Bank
1,350,000 4.225% , 7/10/2025 1,348,574
1,350,000 4.230% , 7/16/2025 1,347,621
800,000 4.220% , 7/18/2025 798,406
2,000,000 4.230% , 7/22/2025 1,995,065
3,570,000 4.228% , 7/23/2025 3,560,776

Money Market Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes)  6.0%
a
Value
$ 2,700,000 4.230% , 7/29/2025 $ 2,691,117
1,350,000 4.235% , 7/30/2025 1,345,394
600,000 4.210% , 8/6/2025 597,474
1,350,000 4.215% , 8/8/2025 1,343,994
1,350,000 4.220% , 8/18/2025 1,342,404
500,000 4.180% , 8/27/2025 496,691
1,350,000 4.190% , 10/10/2025 1,334,130
Federal Home Loan Mortgage
Corporation
2,000,000 4.230% , 7/16/2025 1,996,475
1,700,000 4.230% , 7/28/2025 1,694,607
Total 27,780,395
Principal
Amount
U.S. Government Agency
Repurchase Agreement,
collateralized only by U.S.
Government Agency securities,
U.S. Treasuries, and cash 7.5%
a
Value
RBC Dominion Securities
35,000,000 4.350% , 7/1/2025
c
35,000,000
Total 35,000,000
Principal
Amount U.S. Treasury Debt 38.1%
a
Value
U.S. Treasury Bills
11,440,000 4.208% , 8/5/2025 11,393,197
10,000,000 4.322% , 8/7/2025 9,955,575
14,000,000 4.295% , 8/12/2025 13,929,841
13,200,000 4.258% , 8/14/2025
d
13,132,171
12,515,000 4.342% , 8/19/2025 12,441,033
8,010,000 4.256% , 8/21/2025 7,961,706
20,990,000 4.308% , 8/26/2025 20,849,324
4,650,000 4.279% , 8/28/2025 4,617,944
4,700,000 4.196% , 9/2/2025 4,665,487
6,225,000 4.241% , 9/4/2025 6,177,337
9,220,000 4.230% , 9/9/2025 9,144,173
13,480,000 4.249% , 9/11/2025 13,365,434
5,400,000 4.234% , 9/16/2025 5,351,093
2,700,000 4.243% , 9/18/2025 2,674,862
12,900,000 4.225% , 9/23/2025 12,772,841
1,000,000 4.230% , 9/30/2025 989,307
2,550,000 4.234% , 10/2/2025
d
2,522,710
6,680,000 4.213% , 10/7/2025 6,603,385
2,350,000 4.207% , 10/14/2025 2,321,166
5,200,000 4.220% , 10/21/2025 5,131,731
2,750,000 4.199% , 10/28/2025
d
2,711,829
2,000,000 4.160% , 11/20/2025 1,967,182
1,350,000 4.158% , 11/28/2025 1,326,612
U.S. Treasury Notes
4,100,000
4.410% (USBMMY 3M +
0.170%), 10/31/2025
b
4,097,453
U.S. Treasury STRIPS Zero Coupon
684,000 0.000% , 7/15/2025 682,847
286,000 0.000% , 9/15/2025 283,427
150,000 0.000% , 11/30/2025 147,286
Total 177,216,953
Total Investments (at amortized
cost) 104.0% $484,735,172
Other Assets and Liabilities,
Net (4.0)% (18,617,289)
Total Net Assets 100.0% $466,117,883
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated June 30, 2025, $35,004,229
maturing July 1, 2025, collateralized by $35,704,314 U.S.
Government or related agency securities, 0.13%-6.50%,
due November 30, 2026 - May 20, 2055.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 484,735,172

Money Market Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 23,076,257 23,076,257 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 221,661,567 – 221,661,567 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 27,780,395 – 27,780,395 –
U.S. Government Agency Repurchase
Agreement, collateralized only
by U.S. Government Agency
securities, U.S. Treasuries, and
cash 35,000,000 – 35,000,000 –
U.S. Treasury Debt 177,216,953 – 177,216,953 –
Total Investments at Amortized Cost $484,735,172 $23,076,257 $461,658,915 $–

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 84.0% Value
Asset-Backed Securities  11.0%
Anchorage Capital CLO 20, Ltd.
$ 500,000
7.470%,  (TSFR3M +
3.200%), 1/20/2035, Ser.
2021-20A, Class DR
a,b
$ 501,681
Anchorage Capital CLO 21, Ltd.
400,000
6.170%,  (TSFR3M +
1.900%), 10/20/2034, Ser.
2021-21A, Class CR
a,b
400,078
Annisa CLO, Ltd.
225,000
5.770%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
225,012
Balboa Bay Loan Funding, Ltd.
250,000
6.220%,  (TSFR3M +
1.950%), 7/20/2034, Ser.
2021-1A, Class CR
a,b
249,999
200,000
6.520%,  (TSFR3M +
2.250%), 1/20/2035, Ser.
2021-2A, Class CR
a,b
200,052
Barings Loan Partners CLO, Ltd. 2
250,000
5.920%,  (TSFR3M +
1.650%), 1/20/2034, Ser. LP-
2A, Class CR
a,b
249,942
Battalion CLO XXI, Ltd.
300,000
6.364%,  (TSFR3M +
2.000%), 7/15/2034, Ser.
2021-21A, Class CR
a,b,c
300,000
Business Jet Securities, LLC
247,450
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
243,226
285,745
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
291,888
221,313
5.364%,  9/15/2039, Ser.
2024-2A, Class A
a
221,824
CarVal CLO, Ltd.
300,000
7.972%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,b
300,525
College Avenue Student Loans,
LLC
47,429
6.084%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,b
47,801
Dryden 72 CLO, Ltd.
200,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
200,421
Education Funding Trust
154,209
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
145,578
GMAC Mortgage Corporation
Loan Trust
17,426
4.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,d
8,436
GSAA Home Equity Trust
76,740
4.294%,  8/25/2034, Ser.
2004-10, Class M2
b
70,483
Hertz Vehicle Financing III, LLC
650,000
6.120%,  1/25/2029, Ser.
2024-1A, Class B
a
659,736
275,000
5.450%,  9/25/2029, Ser.
2025-1A, Class B
a
278,200
Principal
Amount Long-Term Fixed Income  84.0% Value
Asset-Backed Securities  11.0% - continued
Hotwire Funding, LLC
$ 300,000
5.893%,  6/20/2054, Ser.
2024-1A, Class A2
a
$ 304,504
HTAP Issuer Trust
414,135
6.500%,  4/25/2042, Ser.
2024-2, Class A
a
410,559
KKR Static CLO I, Ltd.
500,000
5.720%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
498,353
LCM 41, Ltd.
550,000
7.912%,  (TSFR3M +
3.600%), 4/15/2036, Ser. 41A,
Class D1R
a,b
550,000
Madison Park Funding XVIII, Ltd.
550,000
6.431%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,b
550,471
Marathon CLO, Ltd.
150,000
5.848%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b,c
150,000
MetroNet Infrastructure Issuer, LLC
200,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
204,372
MFA Trust
368,922
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
369,912
OZLM XVII, Ltd.
400,000
6.270%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
399,473
Pagaya AI Debt Grantor Trust
138,596
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
138,976
250,780
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
251,146
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
135,913
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
136,789
Palmer Square Loan Funding, Ltd.
500,000
6.806%,  (TSFR3M +
2.550%), 10/15/2032, Ser.
2024-1A, Class C
a,b
500,331
250,000
5.956%,  (TSFR3M +
1.700%), 1/15/2033, Ser.
2024-2A, Class B
a,b
250,285
275,000
5.921%,  (TSFR3M +
1.600%), 2/15/2033, Ser.
2025-1A, Class B
a,b
272,596
Park Blue CLO, Ltd.
150,000
6.495%,  (TSFR3M +
2.180%), 4/20/2038, Ser.
2023-3A, Class CR
a,b
150,789
Point Securitization Trust
199,394
6.250%,  6/25/2055, Ser.
2025-1, Class A1
a
198,885
PPM CLO 3, Ltd.
400,000
6.091%,  (TSFR3M +
1.812%), 4/17/2034, Ser.
2019-3A, Class BR
a,b
399,806

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Asset-Backed Securities  11.0% - continued
PRET, LLC
$ 400,000
8.232%,  3/25/2055, Ser.
2025-NPL2, Class A2
a,e
$ 396,760
245,658
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
246,911
220,484
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
220,829
PRPM, LLC
275,000
3.000%,  5/25/2055, Ser.
2025-RPL4, Class A2
a,e
243,125
Radnor Re, Ltd.
700,000
7.205%,  (SOFR30A +
2.900%), 9/25/2034, Ser.
2024-1, Class M1B
a,b
706,127
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
e
76,596
RFS Asset Securitization V, LLC
150,000
6.049%,  5/15/2032, Ser.
2025-1, Class A
a
151,120
Saxon Asset Securities Trust
120,405
2.117%,  8/25/2035, Ser.
2004-2, Class MF2
b
107,425
Sculptor CLO XXVIII, Ltd.
250,000
6.220%,  (TSFR3M +
1.950%), 1/20/2035, Ser. 28A,
Class CR
a,b
249,466
Signal Peak CLO 1, Ltd.
350,000
6.230%,  (TSFR3M +
1.950%), 4/17/2034, Ser.
2014-1A, Class CR4
a,b
350,264
375,000
7.780%,  (TSFR3M +
3.500%), 4/17/2034, Ser.
2014-1A, Class DR4
a,b
368,954
Stanwich Mortgage Loan
Company, LLC
487
6.235%,  10/16/2026, Ser.
2021-NPB1, Class A1
a
487
Sunnova Hestia II Issuer, LLC
254,565
5.630%,  7/20/2051, Ser.
2024-GRID1, Class 1A
a,d
254,293
Symphony CLO XX, Ltd.
250,000
7.261%,  (TSFR3M +
3.000%), 1/16/2032, Ser.
2018-20A, Class DR2
a,b
250,431
TCW CLO, Ltd.
700,000
6.082%,  (TSFR3M +
1.800%), 10/25/2035, Ser.
2018-1A, Class BR3
a,b
700,407
Unlock HEA Trust
259,483
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
260,178
304,459
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
305,539
476,665
6.500%,  10/25/2039, Ser.
2024-2, Class A
a
474,120
VERDE CLO, Ltd.
400,000
7.456%,  (TSFR3M +
3.200%), 4/15/2032, Ser.
2019-1A, Class DRR
a,b
401,532
Principal
Amount Long-Term Fixed Income  84.0% Value
Asset-Backed Securities  11.0% - continued
Vericrest Opportunity Loan
Transferee
$ 379,110
8.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a
$ 379,072
437,954
8.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a
437,947
484,642
8.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a
484,517
215,747
8.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a
215,532
347,464
8.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a
347,296
258,039
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,e
254,486
Voya CLO, Ltd.
350,000
6.222%,  (TSFR3M +
1.962%), 7/16/2034, Ser.
2020-1A, Class BR
a,b
350,248
Whitebox CLO I, Ltd.
200,000
6.275%,  (TSFR3M +
2.000%), 7/24/2036, Ser.
2019-1A, Class CRR
a,b
200,149
Wind River CLO, Ltd.
112,979
6.531%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,b
113,006
500,000
6.120%,  (TSFR3M +
1.850%), 7/20/2035, Ser.
2022-1A, Class B1R
a,b
500,227
Total 19,379,173
Basic Materials  1.5%
Alliance Resource Operating
Partners, LP/Alliance Resource
Finance Corporation
71,000 8.625%,  6/15/2029
a
75,464
Alumina, Pty. Ltd.
35,000 6.125%,  3/15/2030
a
35,527
ATI, Inc.
119,000 7.250%,  8/15/2030 124,700
Avient Corporation
35,000 6.250%,  11/1/2031
a
35,327
Cascades, Inc./Cascades USA,
Inc.
68,000 6.750%,  7/15/2030
a
68,334
Celanese US Holdings, LLC
19,000 6.850%,  11/15/2028 19,965
31,000 6.500%,  4/15/2030 31,732
27,000 6.629%,  7/15/2032 28,306
10,000 6.750%,  4/15/2033
f
10,104
Cerdia Finanz GmbH
23,000 9.375%,  10/3/2031
a
23,839
Chemours Company
115,000 5.750%,  11/15/2028
a
107,790
Cleveland-Cliffs, Inc.
55,000 5.875%,  6/1/2027
f
54,956
150,000 4.625%,  3/1/2029
a
137,755
49,000 4.875%,  3/1/2031
a
41,914
33,000 7.375%,  5/1/2033
a
30,986
49,000 6.250%,  10/1/2040 37,088
Consolidated Energy Finance SA
146,000 5.625%,  10/15/2028
a
125,161

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Basic Materials  1.5% - continued
CVR Partners, LP/CVR Nitrogen
Finance Corporation
$ 37,000 6.125%,  6/15/2028
a
$ 36,953
Eastman Chemical Company
66,000 5.000%,  8/1/2029 66,921
First Quantum Minerals, Ltd.
30,000 6.875%,  10/15/2027
a
30,041
39,000 9.375%,  3/1/2029
a
41,393
FMC Corporation
27,000 8.450%,  11/1/2055
b
27,631
FMG Resources August 2006, Pty.
Ltd.
49,000 5.875%,  4/15/2030
a
49,613
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
a
62,485
Hecla Mining Company
65,000 7.250%,  2/15/2028 65,509
Hudbay Minerals, Inc.
83,000 4.500%,  4/1/2026
a
82,484
INEOS Finance plc
147,000 7.500%,  4/15/2029
a
147,305
International Flavors & Fragrances,
Inc.
31,000 1.230%,  10/1/2025
a
30,699
Magnera Corporation
75,000 7.250%,  11/15/2031
a
70,718
Mercer International, Inc.
63,000 5.125%,  2/1/2029 51,389
Methanex Corporation
76,000 5.125%,  10/15/2027 75,741
51,000 5.250%,  12/15/2029 50,382
Methanex US Operations, Inc.
43,000 6.250%,  3/15/2032
a
42,875
Mineral Resources, Ltd.
83,000 9.250%,  10/1/2028
a
84,943
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034 51,292
Novelis Corporation
38,000 4.750%,  1/30/2030
a
36,411
65,000 3.875%,  8/15/2031
a
58,407
Olin Corporation
43,000 6.625%,  4/1/2033
a
42,321
Peabody Energy Corporation,
Convertible
51,000 3.250%,  3/1/2028 52,454
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054 55,260
SNF Group SACA
96,000 3.375%,  3/15/2030
a
88,583
Steel Dynamics, Inc.
29,000 5.250%,  5/15/2035 29,031
SunCoke Energy, Inc.
114,000 4.875%,  6/30/2029
a
106,097
Taseko Mines, Ltd.
104,000 8.250%,  5/1/2030
a
108,875
Tronox, Inc.
55,000 4.625%,  3/15/2029
a
47,460
Total 2,682,221
Principal
Amount Long-Term Fixed Income  84.0% Value
Capital Goods  3.4%
Advanced Drainage Systems, Inc.
$ 99,000 6.375%,  6/15/2030
a
$ 101,253
AECOM
11,000 5.125%,  3/15/2027 11,033
Albion Financing 1 SARL/Aggreko
Holdings, Inc.
39,000 7.000%,  5/21/2030
a
39,801
Amrize Finance US, LLC
39,000 5.400%,  4/7/2035
a
39,572
Amsted Industries, Inc.
10,000 4.625%,  5/15/2030
a
9,618
86,000 6.375%,  3/15/2033
a
87,416
Array Technologies, Inc.,
Convertible
65,000 1.000%,  12/1/2028 51,476
46,000 2.875%,  7/1/2031
a
45,393
Axon Enterprise, Inc.
37,000 6.125%,  3/15/2030
a
38,049
37,000 6.250%,  3/15/2033
a
38,097
Axon Enterprise, Inc., Convertible
25,000 0.500%,  12/15/2027 90,687
Boeing Company
36,000 6.858%,  5/1/2054 39,410
163,000 2.196%,  2/4/2026 160,456
63,000 3.250%,  3/1/2028 60,846
76,000 5.150%,  5/1/2030 77,376
17,000 6.528%,  5/1/2034 18,471
Bombardier, Inc.
69,000 7.250%,  7/1/2031
a
72,429
139,000 7.000%,  6/1/2032
a,f
144,752
20,000 6.750%,  6/15/2033
a
20,724
Brundage-Bone Concrete
Pumping Holdings, Inc.
31,000 7.500%,  2/1/2032
a
30,727
Builders FirstSource, Inc.
100,000 5.000%,  3/1/2030
a
98,162
40,000 6.750%,  5/15/2035
a
41,185
Camelot Return Merger Sub, Inc.
73,000 8.750%,  8/1/2028
a
67,321
Canpack SA/Canpack US, LLC
153,000 3.875%,  11/15/2029
a
143,305
Carrier Global Corporation
85,000 2.722%,  2/15/2030 78,992
Chart Industries, Inc.
131,000 7.500%,  1/1/2030
a
137,147
Clean Harbors, Inc.
25,000 6.375%,  2/1/2031
a
25,613
Clydesdale Acquisition Holdings,
Inc.
29,000 6.625%,  4/15/2029
a
29,420
35,000 6.875%,  1/15/2030
a
35,780
40,000 6.750%,  4/15/2032
a
41,051
Crown Cork & Seal Company, Inc.
27,000 7.375%,  12/15/2026 28,048
Deere & Company
30,000 5.700%,  1/19/2055 31,013
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
108,000 6.625%,  12/15/2030
a
110,395
ESAB Corporation
41,000 6.250%,  4/15/2029
a
41,978

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Capital Goods  3.4% - continued
Fluor Corporation, Convertible
$ 55,000 1.125%,  8/15/2029 $ 72,160
General Dynamics Corporation
21,000 4.950%,  8/15/2035 21,080
GFL Environmental, Inc.
94,000 4.000%,  8/1/2028
a
91,173
Herc Holdings, Inc.
80,000 6.625%,  6/15/2029
a
82,080
50,000 7.000%,  6/15/2030
a
52,218
36,000 7.250%,  6/15/2033
a
37,721
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 65,459
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 62,146
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 61,566
Ingersoll Rand, Inc.
52,000 5.176%,  6/15/2029 53,381
19,000 5.700%,  8/14/2033 19,897
JBT Marel Corporation,
Convertible
42,000 0.250%,  5/15/2026 41,668
John Deere Capital Corporation
42,000 3.900%,  6/7/2032 40,452
16,000 5.150%,  9/8/2033 16,536
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,514
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 38,777
Martin Marietta Materials, Inc.
34,000 5.150%,  12/1/2034 34,158
Mirion Technologies, Inc.,
Convertible
60,000 0.250%,  6/1/2030
a
69,030
MKS, Inc., Convertible
118,000 1.250%,  6/1/2030 116,289
Mueller Water Products, Inc.
109,000 4.000%,  6/15/2029
a
104,644
Nesco Holdings II, Inc.
122,000 5.500%,  4/15/2029
a
118,863
New Enterprise Stone and Lime
Company, Inc.
153,000 5.250%,  7/15/2028
a
153,406
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 60,563
21,000 4.700%,  3/15/2033 20,936
OI European Group BV
104,000 4.750%,  2/15/2030
a
100,042
Owens-Brockway Glass Container,
Inc.
98,000 6.625%,  5/13/2027
a
98,045
Patrick Industries, Inc., Convertible
25,000 1.750%,  12/1/2028 37,050
Quikrete Holdings, Inc.
158,000 6.375%,  3/1/2032
a
162,475
QXO Building Products, Inc.
60,000 6.750%,  4/30/2032
a
61,812
Republic Services, Inc.
38,000 5.000%,  12/15/2033 38,759
Principal
Amount Long-Term Fixed Income  84.0% Value
Capital Goods  3.4% - continued
Resideo Funding, Inc.
$ 103,000 6.500%,  7/15/2032
a
$ 105,523
Reworld Holding Corporation
47,000 4.875%,  12/1/2029
a
44,713
Roller Bearing Company of
America, Inc.
57,000 4.375%,  10/15/2029
a
55,196
RTX Corporation
44,000 5.750%,  1/15/2029 46,084
200,000 4.500%,  6/1/2042 177,025
Sealed Air Corporation/Sealed Air
Corporation (US)
79,000 6.125%,  2/1/2028
a
80,158
Smyrna Ready Mix Concrete, LLC
155,000 8.875%,  11/15/2031
a
162,511
Spirit AeroSystems, Inc.
149,000 4.600%,  6/15/2028 146,466
25,000 9.750%,  11/15/2030
a
27,571
SRM Escrow Issuer, LLC
45,000 6.000%,  11/1/2028
a
44,890
Standard Industries, Inc./NY
49,000 4.750%,  1/15/2028
a
48,455
49,000 3.375%,  1/15/2031
a
43,943
Textron, Inc.
63,000 3.650%,  3/15/2027 62,190
Trane Technologies Financing, Ltd.
40,000 5.100%,  6/13/2034 40,591
TransDigm, Inc.
116,000 7.125%,  12/1/2031
a
121,535
146,000 6.625%,  3/1/2032
a
151,167
120,000 6.000%,  1/15/2033
a
120,652
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 7,002
219,000 4.875%,  1/15/2028 218,127
120,000 4.000%,  7/15/2030 114,513
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,999
WESCO Distribution, Inc.
52,000 6.375%,  3/15/2029
a
53,499
36,000 6.625%,  3/15/2032
a
37,410
Total 5,981,116
Collateralized Mortgage Obligations  11.3%
A&D Mortgage Trust
152,766
6.498%,  4/25/2069, Ser.
2024-NQM2, Class A1
a,e
154,767
210,054
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,e
212,396
450,091
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
450,934
ACRA Trust
372,539
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
373,554
Arroyo Mortgage Trust
500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,e
462,762
Banc of America Alternative Loan
Trust
78,843
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 70,782

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Collateralized Mortgage Obligations  11.3% -
continued
Banc of America Mortgage
Securities Trust
$ 61,770
6.335%,  9/25/2035, Ser.
2005-H, Class 3A1
b
$ 58,644
Bear Stearns ARM Trust
75,730
5.743%,  1/25/2034, Ser.
2003-8, Class 5A
b
66,844
17,565
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
16,629
CAFL Issuer, LLC
274,618
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
274,424
ChaseFlex Trust
145,667
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 98,215
CHNGE Mortgage Trust
195,993
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
190,682
162,738
6.000%,  5/25/2067, Ser.
2022-3, Class A1
a,b
162,989
127,787
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
128,258
398,371
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,e
396,888
215,312
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,e
216,064
Citigroup Mortgage Loan Trust,
Inc.
149,461
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 147,742
238,109
5.266%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
214,598
Countrywide Alternative Loan Trust
65,859
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 54,389
97,131
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 77,571
41,219
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 28,388
26,146
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 20,866
CSMC Trust
170,927
6.392%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,b
171,020
190,409
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,b
166,907
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
92,145
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 80,347
Federal Home Loan Mortgage
Corporation - REMIC
88,528
4.000%,  1/25/2051, Ser.
5249, Class LA 87,302
254,289
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 206,275
300,000
5.000%,  9/25/2054, Ser.
5473, Class HL 300,487
3,088,079
1.500%,  12/25/2050, Ser.
5107, Class IO
g
300,062
50,404
3.000%,  5/15/2027, Ser.
4046, Class GI
g
739
Principal
Amount Long-Term Fixed Income  84.0% Value
Collateralized Mortgage Obligations  11.3% -
continued
$ 71,207
3.000%,  7/15/2027, Ser.
4084, Class NI
g
$ 1,454
195,362
3.500%,  10/15/2032, Ser.
4119, Class KI
g
15,115
161,621
3.000%,  4/15/2033, Ser.
4203, Class DI
g
6,317
Federal Home Loan Mortgage
Corporation STRIPS
269,096
3.500%,  8/15/2035, Ser.
345, Class C8
g
25,005
Federal National Mortgage
Association - REMIC
300,000
5.000%,  1/25/2055, Ser.
2024-103, Class YD 284,843
135,511
4.500%,  6/25/2052, Ser.
2022-43, Class MA 135,141
48,866
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
863
68,688
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
1,111
41,447
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
279
199,230
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
4,053
102,764
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
1,949
47,983
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
908
136,977
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
2,386
112,300
3.000%,  3/25/2028, Ser.
2013-18, Class IL
g
2,252
112,466
2.500%,  6/25/2028, Ser.
2013-87, Class IW
g
2,631
8,230
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
5
185,248
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
13,342
First Horizon Alternative Mortgage
Securities Trust
22,000
5.400%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
20,740
Flagstar Mortgage Trust
240,823
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,b
208,530
482,990
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,b
393,260
189,156
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
170,246
GCAT Trust
505,773
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,b
515,434
200,000
5.500%,  5/25/2055, Ser.
2025-INV2, Class A12
a,b
195,304
175,464
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,b
165,264
339,229
6.000%,  9/25/2054, Ser.
2024-INV3, Class A1
a,b
341,799
GMAC Mortgage Corporation
Loan Trust
21,895
3.976%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
19,401

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Collateralized Mortgage Obligations  11.3% -
continued
GMACM Mortgage Loan Trust
$ 14,057
3.678%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
$ 12,229
GS Mortgage-Backed Securities
Trust
188,206
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,b
188,575
Home Equity Asset Trust
308,891
5.754%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
b
298,291
Home RE, Ltd.
350,000
8.905%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,b
359,698
13,205
7.805%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,b
13,223
IndyMac IMJA Mortgage Loan
Trust
81,601
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 32,003
IndyMac INDA Mortgage Loan
Trust
459,174
3.795%,  8/25/2036, Ser.
2006-AR1, Class A1
b
361,736
J.P. Morgan Mortgage Trust
178,350
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,b
154,096
269,797
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,b
268,038
30,040
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 31,312
25,315
6.226%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
24,505
LHOME Mortgage Trust
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
201,841
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,e
201,664
275,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
277,941
200,000
6.900%,  5/25/2029, Ser.
2024-RTL3, Class A1
a,e
202,293
375,000
5.921%,  7/25/2039, Ser.
2024-RTL4, Class A1
a,e
376,967
Long Beach Mortgage Loan Trust
303,964
5.934%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
b
315,835
MASTR Alternative Loans Trust
33,104
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 28,012
Merrill Lynch Alternative Note
Asset Trust
164,821
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 54,382
MFA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
200,667
Principal
Amount Long-Term Fixed Income  84.0% Value
Collateralized Mortgage Obligations  11.3% -
continued
MortgageIT Securities Corporation
Mortgage Loan Trust
$ 433,136
4.894%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
b
$ 378,622
NYMT Loan Trust
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
201,137
375,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
379,018
PMT Loan Trust
385,627
6.000%,  1/25/2060, Ser.
2025-INV1, Class A1
a,b
389,026
250,000
6.000%,  2/25/2056, Ser.
2025-INV2, Class A10
a,b
251,501
225,000
5.500%,  5/25/2056, Ser.
2025-INV5, Class A12
a,b
219,321
PRET, LLC
200,000
8.956%,  10/25/2054, Ser.
2024-NPL7, Class A2
a,e
199,331
PRKCM Trust
56,472
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
56,669
144,563
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,e
147,145
PRPM Trust
200,000
6.271%,  1/25/2068, Ser.
2023-NQM1, Class M1
a,b
198,998
275,000
7.250%,  11/25/2068, Ser.
2023-NQM3, Class M1
a,b
279,523
PRPM, LLC
202,877
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
198,903
300,000
3.500%,  5/25/2054, Ser.
2024-RPL2, Class A2
a,e
280,103
202,558
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
202,925
441,090
5.689%,  9/25/2029, Ser.
2024-5, Class A1
a,e
441,375
371,051
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
371,918
400,000
8.835%,  12/25/2029, Ser.
2024-7, Class A2
a,e
402,178
291,789
6.469%,  5/25/2030, Ser.
2025-2, Class A1
a,e
291,460
RCO IX Mortgage, LLC
194,889
6.513%,  4/25/2030, Ser.
2025-2, Class A1
a,e
195,727
Residential Accredit Loans, Inc.
Trust
99,811
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 88,450
79,496
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 63,224
52,040
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 44,202
Roc Mortgage Trust
20,495
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
20,425
400,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
399,786

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Collateralized Mortgage Obligations  11.3% -
continued
Saluda Grade Alternative
Mortgage Trust
$ 200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,e
$ 201,304
350,000
7.439%,  7/25/2030, Ser.
2024-RTL6, Class A1
a,e
351,701
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,e
401,240
350,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,e
350,041
Triangle Re, Ltd.
162,474
7.705%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,b
164,268
TVC Mortgage Trust
350,000
5.545%,  7/25/2039, Ser.
2024-RRTL1, Class A1
a,e
349,635
Verus Securitization Trust
315,396
5.776%,  5/25/2070, Ser.
2025-3, Class A2
a,e
317,163
318,779
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,b
276,820
176,520
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,b
158,561
198,562
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,e
198,584
Vontive Mortgage Trust
150,000
6.507%,  3/25/2030, Ser.
2025-RTL1, Class A1
a,e
151,501
Washington Mutual Mortgage
Pass-Through Certificates
82,028
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 71,333
Total 20,015,583
Commercial Mortgage-Backed Securities  1.7%
AMSR Trust
250,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class B
a
234,467
BANK 2018-BNK12
400,000
4.474%,  5/15/2061, Ser.
2018-BN12, Class AS
b
393,089
BANK 2022-BNK39
3,961,922
0.525%,  2/15/2055, Ser.
2022-BNK39, Class XA
b,g
92,418
BANK 2025-BNK49
1,398,802
0.834%,  3/15/2058, Ser.
2025-BNK49, Class XA
b,g
67,682
BBCMS Mortgage Trust
1,987,719
1.324%,  9/15/2055, Ser.
2022-C17, Class XA
b,g
130,913
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
690,332
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
192,423
HTAP Issuer Trust
341,850
6.500%,  11/25/2042, Ser.
2025-1, Class A
a
337,347
Principal
Amount Long-Term Fixed Income  84.0% Value
Commercial Mortgage-Backed Securities  1.7%
- continued
Progress Residential Trust
$ 350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
$ 341,236
Tricon Residential Trust
250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
254,104
Velocity Commercial Capital Loan
Trust
204,107
6.650%,  6/25/2054, Ser.
2024-3, Class A
a,b
207,418
Total 2,941,429
Communications Services  3.9%
AMC Networks, Inc.
69,000 10.250%,  1/15/2029
a
71,533
American Tower Corporation
41,000 1.450%,  9/15/2026 39,605
68,000 5.500%,  3/15/2028 69,890
35,000 5.800%,  11/15/2028 36,515
63,000 3.800%,  8/15/2029 61,253
40,000 5.000%,  1/31/2030 40,775
87,000 4.900%,  3/15/2030 88,233
AppLovin Corporation
75,000 5.500%,  12/1/2034 76,147
AT&T, Inc.
70,000 5.700%,  3/1/2057 67,433
113,000 6.050%,  8/15/2056 115,318
175,000 3.550%,  9/15/2055 118,081
123,000 4.300%,  2/15/2030 122,600
37,000 5.400%,  2/15/2034 38,055
Bell Telephone Company of
Canada
30,000 7.000%,  9/15/2055
b
30,429
43,000 5.100%,  5/11/2033 43,035
Cable One, Inc., Convertible
41,000 Zero Coupon,  3/15/2026 38,790
CCO Holdings, LLC/CCO Holdings
Capital Corporation
94,000 6.375%,  9/1/2029
a
95,883
303,000 4.750%,  3/1/2030
a
293,547
85,000 4.500%,  8/15/2030
a
81,037
21,000 4.250%,  2/1/2031
a
19,618
181,000 4.750%,  2/1/2032
a,f
171,683
178,000 4.250%,  1/15/2034
a
158,453
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
63,000 5.050%,  3/30/2029 63,601
48,000 6.550%,  6/1/2034 51,214
Clear Channel Outdoor Holdings,
Inc.
84,000 5.125%,  8/15/2027
a
83,044
Comcast Corporation
77,000 6.050%,  5/15/2055 78,625
109,000 5.650%,  6/1/2054 105,922
105,000 3.400%,  4/1/2030 100,679
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 69,072
50,000 4.900%,  9/1/2029 50,450

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Communications Services  3.9% - continued
Deluxe Corporation
$ 61,000 8.125%,  9/15/2029
a
$ 62,956
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 170,004
DIRECTV Financing, LLC
20,000 8.875%,  2/1/2030
a
19,612
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
275,000 5.875%,  8/15/2027
a
274,102
41,000 10.000%,  2/15/2031
a
39,804
FiberCop SPA
117,000 6.000%,  9/30/2034
a
109,493
Frontier Communications
Holdings, LLC
73,000 5.875%,  10/15/2027
a
73,028
Gray Media, Inc.
28,000 10.500%,  7/15/2029
a,f
30,080
Iliad Holding SASU
54,000 8.500%,  4/15/2031
a
57,760
68,000 7.000%,  4/15/2032
a
69,672
LCPR Senior Secured Financing
DAC
77,000 6.750%,  10/15/2027
a
51,866
Level 3 Financing, Inc.
22,000 3.625%,  1/15/2029
a
18,810
40,000 4.875%,  6/15/2029
a,f
37,350
45,162 11.000%,  11/15/2029
a
51,805
86,000 6.875%,  6/30/2033
a
87,507
McGraw-Hill Education, Inc.
147,000 5.750%,  8/1/2028
a
147,886
Meta Platforms, Inc.
95,000 5.550%,  8/15/2064 92,838
Nexstar Media, Inc.
60,000 5.625%,  7/15/2027
a
59,860
66,000 4.750%,  11/1/2028
a,f
64,288
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
52,000 4.625%,  3/15/2030
a,f
49,666
Paramount Global
82,000 6.375%,  3/30/2062
b
80,568
Playtika Holding Corporation
54,000 4.250%,  3/15/2029
a
49,006
Rogers Communications, Inc.
75,000 5.250%,  3/15/2082
a,b
74,352
31,000 7.000%,  4/15/2055
b
31,693
59,000 7.125%,  4/15/2055
b
59,803
29,000 5.000%,  2/15/2029 29,411
Sinclair Television Group, Inc.
20,000 8.125%,  2/15/2033
a
20,204
Sirius XM Radio, LLC
29,000 5.000%,  8/1/2027
a
28,752
69,000 4.000%,  7/15/2028
a
66,269
60,000 4.125%,  7/1/2030
a
55,322
40,000 3.875%,  9/1/2031
a
35,557
Snap, Inc., Convertible
16,000 0.750%,  8/1/2026 15,281
63,000 0.500%,  5/1/2030
f
53,424
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 126,677
65,000 8.750%,  3/15/2032 78,851
Principal
Amount Long-Term Fixed Income  84.0% Value
Communications Services  3.9% - continued
Take-Two Interactive Software, Inc.
$ 37,000 5.600%,  6/12/2034 $ 38,397
TEGNA, Inc.
92,000 4.625%,  3/15/2028 89,409
TELUS Corporation
25,000 6.625%,  10/15/2055
b
25,149
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 33,181
87,000 5.250%,  6/15/2055 79,453
70,000 3.375%,  4/15/2029 67,350
29,000 5.125%,  5/15/2032 29,574
Uniti Group, Inc., Convertible
28,000 7.500%,  12/1/2027
a
30,884
Uniti Group, LP/Uniti Group
Finance 2019, Inc./CSL Capital,
LLC
158,000 4.750%,  4/15/2028
a
154,854
Univision Communications, Inc.
20,000 8.000%,  8/15/2028
a
20,296
115,000 4.500%,  5/1/2029
a
104,558
73,000 7.375%,  6/30/2030
a
71,740
41,000 8.500%,  7/31/2031
a
41,045
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054 37,690
18,000 2.355%,  3/15/2032 15,516
78,000 4.780%,  2/15/2035 75,988
68,000 5.250%,  4/2/2035 68,567
125,000 5.401%,  7/2/2037
a
125,754
Viasat, Inc.
44,000 5.625%,  4/15/2027
a
43,827
Virgin Media Finance plc
68,000 5.000%,  7/15/2030
a
62,142
Virgin Media Secured Finance plc
141,000 5.500%,  5/15/2029
a
138,685
Virgin Media Vendor Financing
Notes IV DAC
41,000 5.000%,  7/15/2028
a
40,138
Vodafone Group plc
74,000 5.125%,  6/4/2081
b
55,986
39,000 5.875%,  6/28/2064 37,495
62,000 7.000%,  4/4/2079
b
64,687
VZ Secured Financing BV
82,000 5.000%,  1/15/2032
a
72,948
Warnermedia Holdings, Inc.
134,000 4.054%,  3/15/2029 124,483
67,000 4.279%,  3/15/2032 56,364
69,000 5.050%,  3/15/2042 46,489
Windstream Services, LLC/
Windstream Escrow Finance
Corporation
57,000 8.250%,  10/1/2031
a
59,695
Zegona Finance plc
72,000 8.625%,  7/15/2029
a
76,860
Ziggo BV
56,000 4.875%,  1/15/2030
a
52,305
Total 6,895,586
Consumer Cyclical  5.1%
1011778 B.C., ULC/New Red
Finance, Inc.
73,000 4.375%,  1/15/2028
a
71,587

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Cyclical  5.1% - continued
$ 80,000 5.625%,  9/15/2029
a
$ 81,130
Adient Global Holdings, Ltd.
29,000 8.250%,  4/15/2031
a
30,472
42,000 7.500%,  2/15/2033
a
42,949
ADT Security Corporation
57,000 4.875%,  7/15/2032
a
54,679
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
50,222
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
149,000 4.625%,  6/1/2028
a
144,630
40,000 4.625%,  6/1/2028
a
38,790
Allison Transmission, Inc.
33,000 3.750%,  1/30/2031
a
30,246
Amazon.com, Inc.
21,000 1.500%,  6/3/2030 18,575
86,000 4.700%,  12/1/2032 87,644
American Axle & Manufacturing,
Inc.
145,000 5.000%,  10/1/2029
f
132,694
American Honda Finance
Corporation
44,000 4.900%,  1/10/2034 43,539
Asbury Automotive Group, Inc.
88,000 5.000%,  2/15/2032
a
83,729
Ashton Woods USA, LLC/Ashton
Woods Finance Company
105,000 4.625%,  8/1/2029
a
100,275
19,000 4.625%,  4/1/2030
a
18,068
Aston Martin Capital Holdings, Ltd.
75,000 10.000%,  3/31/2029
a
71,017
BCPE Flavor Debt Merger Sub,
LLC/BCPE Flavor Issuer, Inc.
48,000 9.500%,  7/1/2032
a,c
49,103
Beach Acquisition Bidco, LLC
43,000 10.000%,  7/15/2033
a,c
44,570
Belron UK Finance plc
54,000 5.750%,  10/15/2029
a
54,451
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 36,818
Boyd Gaming Corporation
62,000 4.750%,  6/15/2031
a
59,424
Boyne USA, Inc.
84,000 4.750%,  5/15/2029
a
81,509
Brinker International, Inc.
38,000 8.250%,  7/15/2030
a
40,500
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
73,000 4.875%,  2/15/2030
a
65,159
Burlington Stores, Inc., Convertible
26,000 1.250%,  12/15/2027 33,527
Caesars Entertainment, Inc.
203,000 4.625%,  10/15/2029
a,f
193,771
64,000 6.500%,  2/15/2032
a
65,671
47,000 6.000%,  10/15/2032
a,f
46,093
Carnival Corporation
71,000 5.750%,  3/1/2027
a
71,586
26,000 6.125%,  2/15/2033
a
26,602
Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Cyclical  5.1% - continued
Carnival Corporation, Convertible
$ 58,000 5.750%,  12/1/2027 $ 127,571
Carvana Company
16,329
9.000%,PIK 0.000%,
12/1/2028
a,h
16,748
44,000 9.000%,  6/1/2031
a
52,122
Churchill Downs, Inc.
43,000 4.750%,  1/15/2028
a
42,446
77,000 6.750%,  5/1/2031
a
79,142
Clarios Global, LP/Clarios US
Finance Company, Inc.
35,000 6.750%,  5/15/2028
a
35,926
Cracker Barrel Old Country Store,
Inc., Convertible
9,000 0.625%,  6/15/2026 8,573
10,000 1.750%,  9/15/2030
a
10,588
Cushman & Wakefield US
Borrower, LLC
25,000 6.750%,  5/15/2028
a
25,214
Dana, Inc.
79,000 4.500%,  2/15/2032
f
77,223
DraftKings Holdings, Inc.,
Convertible
104,000 Zero Coupon,  3/15/2028 93,028
eG Global Finance plc
25,000 12.000%,  11/30/2028
a
27,597
Expedia Group, Inc.
80,000 5.400%,  2/15/2035 80,551
Expedia Group, Inc., Convertible
38,000 Zero Coupon,  2/15/2026 36,936
EZCORP, Inc., Convertible
19,000 3.750%,  12/15/2029
a
27,526
Ford Motor Company, Convertible
78,000 Zero Coupon,  3/15/2026 77,064
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 72,742
67,000 7.122%,  11/7/2033 69,535
Forestar Group, Inc.
72,000 6.500%,  3/15/2033
a
72,546
FORVIA SE
57,000 8.000%,  6/15/2030
a,f
58,401
Gap, Inc.
36,000 3.625%,  10/1/2029
a
33,436
48,000 3.875%,  10/1/2031
a
42,904
Garrett Motion Holdings, Inc./
Garrett LX I SARL
70,000 7.750%,  5/31/2032
a
72,879
General Motors Company
63,000 5.350%,  4/15/2028 63,958
General Motors Financial
Company, Inc.
20,000 5.800%,  6/23/2028 20,599
45,000 5.800%,  1/7/2029 46,348
108,000 4.900%,  10/6/2029 107,815
24,000 5.700%,  9/30/2030
b,i
23,773
14,000 5.750%,  2/8/2031 14,385
26,000 5.625%,  4/4/2032 26,307
58,000 5.950%,  4/4/2034 58,825
Genting New York, LLC/GENNY
Capital, Inc.
26,000 7.250%,  10/1/2029
a
26,975

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Cyclical  5.1% - continued
Global Auto Holdings, Ltd./AAG
FH UK, Ltd.
$ 20,000 11.500%,  8/15/2029
a
$ 19,569
31,000 8.750%,  1/15/2032
a
26,428
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
50,000 3.500%,  3/1/2029
a
47,247
Goodyear Tire & Rubber Company
50,000 4.875%,  3/15/2027 49,751
43,000 5.000%,  7/15/2029
f
42,028
Group 1 Automotive, Inc.
26,000 6.375%,  1/15/2030
a
26,698
Hanesbrands, Inc.
26,000 9.000%,  2/15/2031
a,f
27,527
Harley-Davidson Financial
Services, Inc.
53,000 5.950%,  6/11/2029
a
53,913
Hilton Domestic Operating
Company, Inc.
86,000 4.875%,  1/15/2030 85,613
25,000 4.000%,  5/1/2031
a
23,506
141,000 3.625%,  2/15/2032
a
127,726
Home Depot, Inc.
39,000 5.300%,  6/25/2054 37,442
39,000 5.400%,  6/25/2064 37,443
66,000 3.250%,  4/15/2032 61,011
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,204
63,000 3.000%,  2/10/2027
a
61,462
30,000 6.500%,  1/16/2029
a
31,618
International Game Technology plc
127,000 5.250%,  1/15/2029
a
125,861
Jacobs Entertainment, Inc.
111,000 6.750%,  2/15/2029
a
106,838
K Hovnanian Enterprises, Inc.
13,000 11.750%,  9/30/2029
a
14,093
KB Home
135,000 4.800%,  11/15/2029 131,472
L Brands, Inc.
161,000 6.625%,  10/1/2030
a
165,934
58,000 6.875%,  11/1/2035 60,154
Las Vegas Sands Corporation
26,000 5.900%,  6/1/2027 26,563
LCI Industries, Convertible
42,000 3.000%,  3/1/2030
a
41,948
Lennar Corporation
76,000 5.200%,  7/30/2030 77,429
Life Time, Inc.
61,000 6.000%,  11/15/2031
a
61,973
Light & Wonder International, Inc.
36,000 7.250%,  11/15/2029
a
37,089
Live Nation Entertainment, Inc.
56,000 4.750%,  10/15/2027
a
55,391
Live Nation Entertainment, Inc.,
Convertible
45,000 3.125%,  1/15/2029 69,120
53,000 2.875%,  1/15/2030
a
57,638
Macy's Retail Holdings, LLC
44,000 5.875%,  4/1/2029
a,f
43,549
51,000 6.125%,  3/15/2032
a,f
48,622
Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Cyclical  5.1% - continued
Marriott International, Inc./MD
$ 46,000 4.900%,  4/15/2029 $ 46,819
33,000 5.100%,  4/15/2032 33,372
Marriott Vacations Worldwide
Corporation, Convertible
50,000 3.250%,  12/15/2027 46,550
Match Group Holdings II, LLC
42,000 4.125%,  8/1/2030
a
39,278
Mattamy Group Corporation
76,000 5.250%,  12/15/2027
a
75,634
McDonald's Corporation
40,000 4.950%,  8/14/2033 40,746
Melco Resorts Finance, Ltd.
140,000 5.375%,  12/4/2029
a
130,818
83,000 7.625%,  4/17/2032
a
83,831
Meritage Homes Corporation
66,000 5.650%,  3/15/2035 66,187
Meritage Homes Corporation,
Convertible
26,000 1.750%,  5/15/2028 25,174
MGM Resorts International
46,000 6.125%,  9/15/2029 46,789
Michaels Companies, Inc.
27,000 5.250%,  5/1/2028
a
21,587
NCL Corporation, Ltd.
9,000 5.875%,  3/15/2026
a
9,011
135,000 5.875%,  2/15/2027
a
135,572
79,000 6.750%,  2/1/2032
a
80,709
New Home Company, Inc.
39,000 8.500%,  11/1/2030
a
39,720
Nissan Motor Company, Ltd.
61,000 4.810%,  9/17/2030
a
55,963
PENN Entertainment, Inc.
53,000 4.125%,  7/1/2029
a,f
49,110
Phinia, Inc.
37,000 6.625%,  10/15/2032
a
37,577
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
44,520
89,000 9.750%,  4/15/2029
a
97,489
37,000 8.125%,  12/15/2029
a,b,i
36,198
Raven Acquisition Holdings, LLC
44,000 6.875%,  11/15/2031
a
44,002
Resorts World Las Vegas, LLC/
RWLV Capital, Inc.
22,000 4.625%,  4/16/2029
a
19,488
S&S Holdings, LLC
39,000 8.375%,  10/1/2031
a
38,114
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,782
SeaWorld Parks and
Entertainment, Inc.
122,000 5.250%,  8/15/2029
a,f
119,241
Service Corporation International/
US
50,000 3.375%,  8/15/2030 45,956
Six Flags Entertainment
Corporation
29,000 7.000%,  7/1/2025
a,f
29,000
24,000 7.250%,  5/15/2031
a,f
24,664

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Cyclical  5.1% - continued
Six Flags Entertainment
Corporation/Canada's
Wonderland Company/Magnum
Management Corporation
$ 25,000 5.375%,  4/15/2027 $ 24,973
71,000 5.250%,  7/15/2029 69,530
Six Flags Entertainment
Corporation/Six Flags
Theme Parks, Inc./Canada's
Wonderland Company
25,000 6.625%,  5/1/2032
a
25,786
Staples, Inc.
32,000 10.750%,  9/1/2029
a
30,286
Station Casinos, LLC
51,000 4.625%,  12/1/2031
a
47,773
Tenneco, Inc.
90,000 8.000%,  11/17/2028
a
89,001
Toyota Motor Credit Corporation
76,000 4.800%,  5/15/2030 77,212
35,000 5.550%,  11/20/2030 36,843
30,000 4.800%,  1/5/2034 29,988
Tractor Supply Company
44,000 5.250%,  5/15/2033 44,914
Uber Technologies, Inc.
60,000 5.350%,  9/15/2054 55,966
80,000 4.800%,  9/15/2034 78,579
Uber Technologies, Inc.,
Convertible
20,000 Zero Coupon,  12/15/2025 23,940
26,000 Zero Coupon,  5/15/2028
a
27,547
49,000 0.875%,  12/1/2028 69,899
Vail Resorts, Inc.
27,000 5.625%,  7/15/2030
a
27,000
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
154,103
Victoria's Secret & Company
125,000 4.625%,  7/15/2029
a
116,646
Victra Holdings, LLC/Victra
Finance Corporation
25,000 8.750%,  9/15/2029
a,f
26,192
Viking Cruises, Ltd.
149,000 5.875%,  9/15/2027
a
149,083
Walgreens Boots Alliance, Inc.
67,000 3.200%,  4/15/2030 63,989
Walmart, Inc.
40,000 4.900%,  4/28/2035 40,513
Wayfair, LLC
27,000 7.250%,  10/31/2029
a
27,012
47,000 7.750%,  9/15/2030
a
47,292
Wyndham Hotels & Resorts, Inc.
85,000 4.375%,  8/15/2028
a
83,152
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
106,000 7.125%,  2/15/2031
a
113,045
Yum! Brands, Inc.
120,000 4.750%,  1/15/2030
a
118,869
ZF North America Capital, Inc.
104,000 7.125%,  4/14/2030
a
101,685
Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Cyclical  5.1% - continued
$ 44,000 6.750%,  4/23/2030
a
$ 42,254
Total 8,926,546
Consumer Non-Cyclical  5.2%
1261229 B.C., Ltd.
74,000 10.000%,  4/15/2032
a
74,649
AbbVie, Inc.
86,000 5.500%,  3/15/2064 83,395
125,000 4.500%,  5/14/2035 120,769
48,000 5.350%,  3/15/2044 47,048
Acadia Healthcare Company, Inc.
49,000 7.375%,  3/15/2033
a
50,481
AdaptHealth, LLC
159,000 4.625%,  8/1/2029
a
149,880
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
44,000 4.625%,  1/15/2027
a
43,723
166,000 3.500%,  3/15/2029
a
157,265
17,000 6.250%,  3/15/2033
a
17,524
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,945
Amgen, Inc.
46,000 5.150%,  3/2/2028 47,001
Anheuser-Busch InBev Worldwide,
Inc.
99,000 5.000%,  6/15/2034 101,059
AstraZeneca Finance, LLC
42,000 5.000%,  2/26/2034 42,816
B&G Foods, Inc.
39,000 8.000%,  9/15/2028
a
37,549
BAT Capital Corporation
72,000 6.250%,  8/15/2055 72,923
40,000 6.343%,  8/2/2030 43,103
43,000 7.750%,  10/19/2032 49,700
Bausch + Lomb Corporation
34,000 8.375%,  10/1/2028
a
35,488
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 48,469
63,000 2.823%,  5/20/2030 58,320
BellRing Brands, Inc.
32,000 7.000%,  3/15/2030
a
33,323
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 68,651
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 61,462
30,000 5.750%,  2/1/2031 31,960
19,000 5.900%,  11/15/2033 20,369
Bunge, Ltd. Finance Corporation
30,000 4.650%,  9/17/2034 29,108
Campbell's Company
110,000 5.400%,  3/21/2034 111,714
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
76,537
138,000 5.125%,  2/11/2035
a
138,990
Cencora, Inc.
66,000 5.150%,  2/15/2035 66,560
Central Garden & Pet Company
56,000 4.125%,  10/15/2030
f
52,864

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Non-Cyclical  5.2% - continued
Champ Acquisition Corporation
$ 68,000 8.375%,  12/1/2031
a
$ 72,259
Chefs' Warehouse, Inc.,
Convertible
45,000 2.375%,  12/15/2028 70,020
CHS/Community Health Systems,
Inc.
115,000 5.625%,  3/15/2027
a
113,273
22,000 6.000%,  1/15/2029
a
21,161
39,000 6.875%,  4/15/2029
a
31,097
76,000 4.750%,  2/15/2031
a
64,971
69,000 10.875%,  1/15/2032
a
73,131
Cigna Group
30,000 5.600%,  2/15/2054 28,782
51,000 2.400%,  3/15/2030 46,538
Coca-Cola Company
36,000 5.300%,  5/13/2054 35,027
Concentra Health Services, Inc.
25,000 6.875%,  7/15/2032
a
25,884
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 29,296
84,000 3.150%,  8/1/2029 79,796
28,000 4.900%,  5/1/2033
f
27,744
CVS Health Corporation
76,000 6.050%,  6/1/2054 74,483
77,000 6.750%,  12/10/2054
b
77,168
47,000 5.000%,  2/20/2026 47,062
33,000 4.300%,  3/25/2028 32,865
100,000 4.780%,  3/25/2038 91,773
116,000 6.000%,  6/1/2044 114,655
DaVita, Inc.
23,000 3.750%,  2/15/2031
a
20,919
72,000 6.875%,  9/1/2032
a
74,605
39,000 6.750%,  7/15/2033
a
40,271
Diageo Capital plc
39,000 2.000%,  4/29/2030 35,082
Edgewell Personal Care Company
55,000 5.500%,  6/1/2028
a
54,722
Eli Lilly & Company
66,000 5.000%,  2/9/2054 61,677
34,000 5.500%,  2/12/2055 34,212
87,000 4.700%,  2/27/2033 87,685
Embecta Corporation
51,000 5.000%,  2/15/2030
a
46,083
66,000 6.750%,  2/15/2030
a
63,360
Encompass Health Corporation
66,000 4.500%,  2/1/2028 65,406
Endo Finance Holdings, Inc.
51,000 8.500%,  4/15/2031
a,f
53,986
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
34,083
65,000 4.375%,  3/31/2029
a
61,478
Envista Holdings Corporation,
Convertible
17,000 1.750%,  8/15/2028 15,757
Fortrea Holdings, Inc.
19,000 7.500%,  7/1/2030
a,f
17,198
GE HealthCare Technologies, Inc.
100,000 6.377%,  11/22/2052 107,741
General Mills, Inc.
18,000 4.950%,  3/29/2033 18,024
Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Non-Cyclical  5.2% - continued
Gilead Sciences, Inc.
$ 30,000 5.250%,  10/15/2033 $ 31,036
Grifols SA
20,000 4.750%,  10/15/2028
a
19,227
HCA, Inc.
55,000 5.950%,  9/15/2054 53,452
55,000 5.250%,  3/1/2030 56,386
70,000 5.750%,  3/1/2035 71,986
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
66,000 7.875%,  9/1/2025
a,f
66,020
HLF Financing SARL, LLC/
Herbalife International, Inc.
49,000 4.875%,  6/1/2029
a
41,202
Insulet Corporation
24,000 6.500%,  4/1/2033
a
25,022
Insulet Corporation, Convertible
35,000 0.375%,  9/1/2026 49,155
Integer Holdings Corporation,
Convertible
18,000 2.125%,  2/15/2028 26,937
72,000 1.875%,  3/15/2030
a
74,808
IQVIA, Inc.
78,000 6.250%,  6/1/2032
a
80,045
Jazz Investments I, Ltd.,
Convertible
50,000 2.000%,  6/15/2026 50,475
56,000 3.125%,  9/15/2030
a
59,360
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
114,000 2.500%,  1/15/2027 110,890
49,000 3.625%,  1/15/2032 44,805
JBS USA Holding Lux SARL/JBS
USA Foods Group Holdings,
Inc./JBS USA Food Company
95,000 6.375%,  4/15/2066
a,c
95,700
JBS USA LUX SARL/JBS USA
Food Company/JBS USA Foods
Group
63,000 5.950%,  4/20/2035
a
65,267
Johnson & Johnson
72,000 5.250%,  6/1/2054 71,426
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
53,000 9.000%,  2/15/2029
a
54,890
Kenvue, Inc.
110,000 4.850%,  5/22/2032 111,323
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 67,885
66,000 5.300%,  3/15/2034 67,554
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 49,561
65,000 5.400%,  3/15/2035
f
65,857
Kroger Company
42,000 4.500%,  1/15/2029 42,349
Lamb Weston Holdings, Inc.
43,000 4.375%,  1/31/2032
a
40,269
LifePoint Health, Inc.
34,000 9.875%,  8/15/2030
a
36,778
68,000 11.000%,  10/15/2030
a
75,017

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Non-Cyclical  5.2% - continued
Mars, Inc.
$ 7,000 5.650%,  5/1/2045
a
$ 7,017
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
135,016
Medline Borrower, LP/Medline Co-
Issuer, Inc.
51,000 6.250%,  4/1/2029
a
52,391
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 44,543
Mozart Debt Merger Sub, Inc.
80,000 3.875%,  4/1/2029
a
76,739
114,000 5.250%,  10/1/2029
a
113,111
Newell Brands, Inc.
52,000 6.375%,  9/15/2027 52,698
52,000 6.625%,  9/15/2029 51,473
26,000 6.375%,  5/15/2030 25,293
Novartis Capital Corporation
121,000 4.700%,  9/18/2054 108,363
Organon & Company/Organon
Foreign Debt Co-Issuer BV
69,000 4.125%,  4/30/2028
a
66,362
110,000 5.125%,  4/30/2031
a
95,464
Owens & Minor, Inc.
39,000 6.625%,  4/1/2030
a,f
36,635
PepsiCo, Inc.
75,000 5.250%,  7/17/2054 72,692
Performance Food Group, Inc.
76,000 4.250%,  8/1/2029
a
73,283
55,000 6.125%,  9/15/2032
a
56,261
Perrigo Finance Unlimited
Company
93,000 4.900%,  6/15/2030 91,436
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 89,482
43,000 5.625%,  11/17/2029 45,152
23,000 5.125%,  2/13/2031 23,689
43,000 5.750%,  11/17/2032 45,460
39,000 5.250%,  2/13/2034 39,778
37,000 4.900%,  11/1/2034 36,824
Post Holdings, Inc.
76,000 4.625%,  4/15/2030
a
73,054
133,000 4.500%,  9/15/2031
a
123,452
Post Holdings, Inc., Convertible
90,000 2.500%,  8/15/2027 102,735
Prime Healthcare Services, Inc.
75,000 9.375%,  9/1/2029
a
74,438
Radiology Partners, Inc.
76,000 8.500%,  7/15/2032
a
76,177
Roche Holdings, Inc.
52,000 5.218%,  3/8/2054
a
50,433
68,000 2.076%,  12/13/2031
a
59,189
Royalty Pharma plc
97,000 1.200%,  9/2/2025 96,359
40,000 5.150%,  9/2/2029 40,818
Simmons Foods, Inc.
122,000 4.625%,  3/1/2029
a
115,189
Spectrum Brands, Inc.,
Convertible
52,000 3.375%,  6/1/2029 47,138
Star Parent, Inc.
63,000 9.000%,  10/1/2030
a
66,265
Principal
Amount Long-Term Fixed Income  84.0% Value
Consumer Non-Cyclical  5.2% - continued
Stryker Corporation
$ 50,000 5.200%,  2/10/2035 $ 50,951
Sysco Corporation
42,000 5.950%,  4/1/2030 44,464
Takeda Pharmaceutical Company,
Ltd.
95,000 5.650%,  7/5/2054 92,379
75,000 5.000%,  11/26/2028 76,412
Tenet Healthcare Corporation
251,000 5.125%,  11/1/2027 250,598
108,000 4.375%,  1/15/2030 104,544
US Acute Care Solutions, LLC
48,000 9.750%,  5/15/2029
a
49,509
Viterra Finance BV
60,000 3.200%,  4/21/2031
a
55,101
Whirlpool Corporation
68,000 6.500%,  6/15/2033 68,218
Winnebago Industries, Inc.,
Convertible
52,000 3.250%,  1/15/2030
f
44,720
Wyeth, LLC
106,000 6.500%,  2/1/2034 118,173
Zoetis, Inc.
56,000 5.600%,  11/16/2032 59,125
Total 9,142,204
Energy  4.6%
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
115,000 5.375%,  6/15/2029
a
114,136
APA Corporation
59,000 4.375%,  10/15/2028
a
56,748
Archrock Partners, LP/Archrock
Partners Finance Corporation
55,000 6.250%,  4/1/2028
a
55,182
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
50,000 5.875%,  6/30/2029
a
50,085
39,000 6.625%,  7/15/2033
a
39,565
Baytex Energy Corporation
56,000 8.500%,  4/30/2030
a
56,034
Blue Racer Midstream, LLC/Blue
Racer Finance Corporation
80,000 7.000%,  7/15/2029
a
83,493
BP Capital Markets America, Inc.
69,000 4.234%,  11/6/2028 69,022
61,000 4.812%,  2/13/2033 60,918
130,000 5.227%,  11/17/2034 132,269
BP Capital Markets plc
51,000 4.875%,  3/22/2030
b,i
50,471
37,000 6.450%,  12/1/2033
b,i
37,824
Buckeye Partners, LP
75,000 4.500%,  3/1/2028
a
73,868
53,000 6.875%,  7/1/2029
a
54,909
California Resources Corporation
60,000 8.250%,  6/15/2029
a
61,589
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 41,550
41,000 3.250%,  1/31/2032 36,754
52,000 5.950%,  6/30/2033 54,279

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Energy  4.6% - continued
Cheniere Energy, Inc.
$ 28,000 5.650%,  4/15/2034 $ 28,677
Civitas Resources, Inc.
25,000 8.375%,  7/1/2028
a
25,598
113,000 8.750%,  7/1/2031
a
114,255
59,000 9.625%,  6/15/2033
a
60,486
CNX Resources Corporation
71,000 6.000%,  1/15/2029
a
71,286
CNX Resources Corporation,
Convertible
31,000 2.250%,  5/1/2026 81,437
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,414
77,000 6.042%,  8/15/2028
a
80,173
Comstock Resources, Inc.
55,000 6.750%,  3/1/2029
a
54,830
90,000 5.875%,  1/15/2030
a
87,419
ConocoPhillips Company
108,000 4.850%,  1/15/2032 109,113
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
70,000 5.500%,  6/15/2031
a
69,153
Crescent Energy Finance, LLC
99,000 7.625%,  4/1/2032
a
96,664
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
113,000 8.625%,  3/15/2029
a
117,281
39,000 7.375%,  6/30/2033
a
38,818
Diamond Foreign Asset Company/
Diamond Finance, LLC
45,000 8.500%,  10/1/2030
a
46,856
Diamondback Energy, Inc.
82,000 5.750%,  4/18/2054 76,114
Eastern Energy Gas Holdings, LLC
75,000 5.800%,  1/15/2035 78,046
Enbridge, Inc.
75,000 7.375%,  1/15/2083
b
77,162
57,000 7.625%,  1/15/2083
b
60,107
51,000 5.950%,  4/5/2054 50,474
22,000 5.700%,  3/8/2033 22,809
Enerflex, Ltd.
34,000 9.000%,  10/15/2027
a
35,059
Energy Transfer, LP
31,000 5.950%,  5/15/2054 29,490
155,000 8.000%,  5/15/2054
b
164,902
36,000 6.050%,  9/1/2054 34,599
30,000 4.400%,  3/15/2027 29,997
15,000 7.125%,  5/15/2030
b,i
15,280
28,000 6.400%,  12/1/2030 30,174
Enterprise Products Operating,
LLC
76,000 5.550%,  2/16/2055 73,319
40,000
7.573%,  (TSFR3M +
3.248%), 8/16/2077
b
39,752
Excelerate Energy, LP
20,000 8.000%,  5/15/2030
a
21,083
Genesis Energy LP/Genesis
Energy Finance Corporation
80,000 8.875%,  4/15/2030 84,942
68,000 7.875%,  5/15/2032 70,703
Principal
Amount Long-Term Fixed Income  84.0% Value
Energy  4.6% - continued
Harvest Midstream I, LP
$ 136,000 7.500%,  9/1/2028
a
$ 138,317
Hess Midstream Operations, LP
114,000 4.250%,  2/15/2030
a
109,608
Hilcorp Energy I, LP/Hilcorp
Finance Company
102,000 5.750%,  2/1/2029
a
100,673
50,000 6.000%,  4/15/2030
a
48,607
36,000 6.250%,  4/15/2032
a
34,375
Howard Midstream Energy
Partners, LLC
140,000 7.375%,  7/15/2032
a
147,238
ITT Holdings, LLC
108,000 6.500%,  8/1/2029
a
102,703
Kinder Morgan, Inc.
94,000 5.950%,  8/1/2054 92,250
Kodiak Gas Services, LLC
66,000 7.250%,  2/15/2029
a
68,271
MEG Energy Corporation
43,000 5.875%,  2/1/2029
a
42,956
MPLX, LP
105,000 1.750%,  3/1/2026 102,972
21,000 5.000%,  3/1/2033 20,708
25,000 5.500%,  6/1/2034 25,102
Nabors Industries, Inc.
50,000 7.375%,  5/15/2027
a
49,375
79,000 9.125%,  1/31/2030
a
75,643
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
43,000 8.125%,  2/15/2029
a
43,443
65,000 8.375%,  2/15/2032
a
65,195
Noble Finance II, LLC
51,000 8.000%,  4/15/2030
a
51,929
Northern Oil and Gas, Inc.
60,000 8.750%,  6/15/2031
a
61,830
Northern Oil and Gas, Inc.,
Convertible
63,000 3.625%,  4/15/2029 65,678
Occidental Petroleum Corporation
53,000 5.000%,  8/1/2027 53,456
70,000 8.875%,  7/15/2030 79,988
ONEOK, Inc.
86,000 5.700%,  11/1/2054 79,382
42,000 5.650%,  11/1/2028 43,510
78,000 4.750%,  10/15/2031 77,226
Ovintiv, Inc.
63,000 7.200%,  11/1/2031 68,067
PBF Holding Company, LLC/PBF
Finance Corporation
88,000 6.000%,  2/15/2028 84,158
Permian Resources Operating,
LLC
40,000 6.250%,  2/1/2033
a
40,371
Permian Resources Operating,
LLC, Convertible
15,000 3.250%,  4/1/2028 36,158
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 55,842
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 102,974

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Energy  4.6% - continued
Prairie Acquiror, LP
$ 83,000 9.000%,  8/1/2029
a
$ 86,454
Precision Drilling Corporation
59,000 6.875%,  1/15/2029
a
58,285
Range Resources Corporation
98,000 4.750%,  2/15/2030
a
95,326
Rockies Express Pipeline, LLC
136,000 4.950%,  7/15/2029
a
133,511
Saturn Oil & Gas, Inc.
24,000 9.625%,  6/15/2029
a,f
23,852
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
26,992
SM Energy Company
70,000 6.500%,  7/15/2028 70,612
34,000 7.000%,  8/1/2032
a
33,503
South Bow USA Infrastructure
Holdings, LLC
30,000 5.584%,  10/1/2034
a
29,684
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
50,000 5.875%,  3/1/2027 49,986
Sunoco, LP
152,000 7.000%,  5/1/2029
a
158,290
Sunoco, LP/Sunoco Finance
Corporation
64,000 5.875%,  3/15/2028 64,171
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
a
121,283
76,000 7.375%,  2/15/2029
a
78,111
Talos Production, Inc.
22,000 9.000%,  2/1/2029
a
22,525
Targa Resources Corporation
42,000 6.125%,  5/15/2055 41,087
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 114,078
TGNR Intermediate Holdings, LLC
129,000 5.500%,  10/15/2029
a
125,012
Tidewater, Inc.
19,000 9.125%,  7/15/2030
a,c
19,548
TotalEnergies Capital SA
102,000 5.488%,  4/5/2054 98,156
TransCanada Trust
90,000 5.875%,  8/15/2076
b
90,142
Transocean, Inc.
55,200 8.750%,  2/15/2030
a
56,765
UGI Corporation, Convertible
26,000 5.000%,  6/1/2028 35,827
USA Compression Partners, LP/
USA Compression Finance
Corporation
90,000 7.125%,  3/15/2029
a
92,244
Valaris, Ltd.
119,000 8.375%,  4/30/2030
a
122,091
Venture Global Calcasieu Pass,
LLC
37,000 3.875%,  8/15/2029
a
34,881
90,000 4.125%,  8/15/2031
a
83,303
Principal
Amount Long-Term Fixed Income  84.0% Value
Energy  4.6% - continued
Venture Global LNG, Inc.
$ 188,000 8.125%,  6/1/2028
a
$ 194,306
77,000 9.000%,  9/30/2029
a,b,i
74,859
73,000 8.375%,  6/1/2031
a
75,820
85,000 9.875%,  2/1/2032
a
91,797
Venture Global Plaquemines LNG,
LLC
25,000 6.750%,  1/15/2036
a
25,000
40,000 7.750%,  5/1/2035
a
43,297
Vital Energy, Inc.
59,000 7.750%,  7/31/2029
a,f
52,105
39,000 7.875%,  4/15/2032
a,f
33,346
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 65,897
42,000 2.600%,  3/15/2031 37,629
23,000 5.600%,  3/15/2035 23,643
Total 8,090,591
Financials  12.5%
Acrisure, LLC/Acrisure Finance,
Inc.
35,000 4.250%,  2/15/2029
a
33,590
49,000 7.500%,  11/6/2030
a
50,619
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
25,000 6.950%,  3/10/2055
b
25,980
63,000 6.500%,  7/15/2025 63,040
108,000 3.000%,  10/29/2028 102,889
Agree, LP
34,000 5.625%,  6/15/2034 34,852
Air Lease Corporation
11,000 3.375%,  7/1/2025 11,000
52,000 4.650%,  6/15/2026
b,i
51,700
52,000 3.125%,  12/1/2030 48,052
Aircastle, Ltd.
51,000 5.250%,  6/15/2026
a,b,i
50,480
51,000 2.850%,  1/26/2028
a
48,556
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
51,000 4.250%,  10/15/2027
a
50,062
64,000 6.750%,  4/15/2028
a
65,063
69,000 7.000%,  1/15/2031
a
71,374
Ally Financial, Inc.
112,000 4.700%,  5/15/2026
b,i
108,137
138,000 8.000%,  11/1/2031 157,130
79,000 6.700%,  2/14/2033
f
82,313
American Express Company
35,000 3.550%,  9/15/2026
b,i
34,183
65,000 6.338%,  10/30/2026
b
65,381
American Homes 4 Rent, LP
36,000 4.950%,  6/15/2030 36,367
American International Group, Inc.
76,000 5.125%,  3/27/2033 77,266
Americold Realty Operating
Partnership, LP
61,000 5.600%,  5/15/2032 61,299
Ameriprise Financial, Inc.
85,000 5.200%,  4/15/2035 85,625
AmWINS Group, Inc.
42,000 6.375%,  2/15/2029
a
42,808
55,000 4.875%,  6/30/2029
a
53,450

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
Aon North America, Inc.
$ 66,000 5.750%,  3/1/2054 $ 65,039
Apollo Debt Solutions BDC
71,000 6.700%,  7/29/2031 73,779
Ares Capital Corporation
90,000 2.150%,  7/15/2026 87,700
35,000 5.875%,  3/1/2029 35,688
Ares Strategic Income Fund
138,000 5.450%,  9/9/2028
a
138,068
78,000 5.600%,  2/15/2030 77,764
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 48,045
30,000 5.000%,  2/15/2032 30,405
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,358
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
a
40,979
Avolon Holdings Funding, Ltd.
62,000 5.750%,  3/1/2029
a
63,691
83,000 5.375%,  5/30/2030
a
84,549
Azorra Finance, Ltd.
110,000 7.750%,  4/15/2030
a
114,702
Banco Santander SA
29,000 4.750%,  11/12/2026
b,i
28,113
Bank of America Corporation
85,000 6.125%,  4/27/2027
b,i
86,374
89,000 4.376%,  4/27/2028
b
88,981
126,000 3.593%,  7/21/2028
b
124,066
60,000 5.819%,  9/15/2029
b
62,503
202,000 3.974%,  2/7/2030
b
198,830
80,000 5.162%,  1/24/2031
b
81,996
149,000 2.687%,  4/22/2032
b
133,716
62,000 2.572%,  10/20/2032
b
54,644
92,000 2.972%,  2/4/2033
b
82,385
49,000 5.468%,  1/23/2035
b
50,340
164,000 5.425%,  8/15/2035
b
163,952
45,000 3.846%,  3/8/2037
b
41,179
Bank of Montreal
46,000 3.088%,  1/10/2037
b
39,725
Bank of New York Mellon
Corporation
59,000 4.596%,  7/26/2030
b
59,647
30,000 6.474%,  10/25/2034
b
33,035
Barclays plc
61,000 6.125%,  12/15/2025
b,i
61,023
50,000 5.501%,  8/9/2028
b
50,996
64,000 4.972%,  5/16/2029
b
64,669
54,000 6.224%,  5/9/2034
b
57,313
35,000 7.119%,  6/27/2034
b
38,234
BlackRock Funding, Inc.
35,000 5.250%,  3/14/2054 33,565
Blackstone Private Credit Fund
90,000 5.600%,  11/22/2029 90,622
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 67,568
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,947
84,000 6.100%,  3/15/2028
a
84,455
18,000 6.750%,  4/4/2029 18,357
Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
BNP Paribas SA
$ 66,000 3.132%,  1/20/2033
a,b
$ 58,749
30,000 7.450%,  6/27/2035
a,b,i
30,180
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 78,512
Brookfield Finance, Inc.
51,000 5.813%,  3/3/2055 49,872
Brown & Brown, Inc.
27,000 6.250%,  6/23/2055 27,832
23,000 5.550%,  6/23/2035 23,454
Burford Capital Global Finance,
LLC
120,000 9.250%,  7/1/2031
a
126,295
Capital Automotive REIT
388,000
4.400%,  10/15/2054, Ser.
2024-3A, Class A1
a
377,499
Capital One Financial Corporation
60,000 3.950%,  9/1/2026
b,i
58,542
69,000 3.273%,  3/1/2030
b
65,999
22,000 6.700%,  11/29/2032 24,022
Capital One NA
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
86,063
Capital Southwest Corporation,
Convertible
3,000 5.125%,  11/15/2029 2,949
Centene Corporation
178,000 3.000%,  10/15/2030 159,047
Charles Schwab Corporation
88,000 0.900%,  3/11/2026 85,892
58,000 4.000%,  6/1/2026
b,i
57,129
41,000 6.136%,  8/24/2034
b
44,361
CHL Mortgage Pass-Through Trust
17,540
6.315%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
17,176
68,503
6.000%,  4/25/2037, Ser.
2007-3, Class A18 31,277
Citadel, LP
49,000 6.375%,  1/23/2032
a
51,167
Citigroup, Inc.
53,000 4.000%,  12/10/2025
b,i
52,627
90,000 3.875%,  2/18/2026
b,i
88,761
83,000 1.462%,  6/9/2027
b
80,647
98,000 3.070%,  2/24/2028
b
95,828
27,000 7.375%,  5/15/2028
b,i
28,404
47,000 7.625%,  11/15/2028
b,i
49,462
168,000 4.075%,  4/23/2029
b
166,334
32,000 7.125%,  8/15/2029
b,i
32,983
30,000 6.950%,  2/15/2030
b,i
30,640
112,000 4.952%,  5/7/2031
b
113,276
41,000 6.174%,  5/25/2034
b
42,920
45,000 7.000%,  8/15/2034
b,i
47,302
70,000 6.020%,  1/24/2036
b
71,884
Citizens Financial Group, Inc.
78,000 4.000%,  10/6/2026
b,i
75,760
42,000 5.718%,  7/23/2032
b
43,451
CNA Financial Corporation
53,000 5.125%,  2/15/2034 53,082
Coinbase Global, Inc., Convertible
68,000 0.500%,  6/1/2026 78,506
41,000 0.250%,  4/1/2030 53,526

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
Comerica, Inc.
$ 42,000 5.625%,  7/1/2025
b,i
$ 42,000
15,000 5.982%,  1/30/2030
b
15,364
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
45,477
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 80,436
COPT Defense Properties, LP,
Convertible
12,000 5.250%,  9/15/2028
a
13,543
Corebridge Financial, Inc.
72,000 6.375%,  9/15/2054
b
71,761
44,000 6.875%,  12/15/2052
b
45,390
35,000 6.050%,  9/15/2033 36,842
35,000 5.750%,  1/15/2034 36,362
Countrywide Home Loan
Mortgage Pass Through Trust
61,595
5.200%,  11/25/2035, Ser.
2005-22, Class 2A1
b
50,949
Cousins Properties, LP
14,000 5.375%,  2/15/2032 14,146
Credit Acceptance Corporation
37,000 9.250%,  12/15/2028
a
39,170
Credit Agricole SA
42,000 3.250%,  1/14/2030
a
39,135
Credit Suisse Group AG
64,000 7.250%,  N/A
*,j
4,320
110,000 7.500%,  N/A
*,j
7,425
Dai-ichi Life Insurance Company,
Ltd.
60,000 6.200%,  1/16/2035
a,b,i
60,544
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
b
141,554
90,000 2.311%,  11/16/2027
b
87,325
68,000 3.742%,  1/7/2033
b
61,205
Digital Realty Trust, LP, Convertible
35,000 1.875%,  11/15/2029
a
36,799
Drawbridge Special Opportunities
Fund, LP
167,000 3.875%,  2/15/2026
a
164,630
Elevance Health, Inc.
72,000 5.650%,  6/15/2054 69,186
133,000 2.550%,  3/15/2031 119,424
Encore Capital Group, Inc.
55,000 9.250%,  4/1/2029
a
58,489
25,000 8.500%,  5/15/2030
a
26,815
Encore Capital Group, Inc.,
Convertible
26,000 4.000%,  3/15/2029 24,408
ERP Operating, LP
77,000 4.950%,  6/15/2032 77,879
Extra Space Storage, LP
41,000 2.400%,  10/15/2031 35,623
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054 50,640
Federal Realty OP, LP, Convertible
13,000 3.250%,  1/15/2029
a
12,916
Fifth Third Bancorp
28,000 4.500%,  9/30/2025
b,i
27,888
40,000 4.772%,  7/28/2030
b
40,248
Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
Fifth Third Bank NA
$ 111,000 3.850%,  3/15/2026 $ 110,298
FirstCash, Inc.
122,000 5.625%,  1/1/2030
a
121,651
Freedom Mortgage Holdings, LLC
113,000 9.250%,  2/1/2029
a
117,371
48,000 9.125%,  5/15/2031
a
49,478
18,000 8.375%,  4/1/2032
a
18,194
FS KKR Capital Corporation
42,000 2.625%,  1/15/2027 40,274
FTAI Aviation Investors, LLC
51,000 5.500%,  5/1/2028
a
50,726
52,000 7.000%,  5/1/2031
a
53,843
30,000 7.000%,  6/15/2032
a
30,976
GGAM Finance, Ltd.
52,000 8.000%,  6/15/2028
a
55,001
91,000 5.875%,  3/15/2030
a
91,646
Global Aircraft Leasing Company,
Ltd.
50,000 8.750%,  9/1/2027
a
51,256
Global Net Lease, Inc.
33,000 4.500%,  9/30/2028
a
31,975
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
69,000 3.750%,  12/15/2027
a
65,897
goeasy, Ltd.
88,000 9.250%,  12/1/2028
a
93,106
13,000 7.625%,  7/1/2029
a
13,401
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,607
Goldman Sachs Group, Inc.
106,000
7.379%,  (H15T 5Y +
3.623%), 8/10/2025
b,i
106,389
45,000 3.650%,  8/10/2026
b,i
44,054
75,000 4.125%,  11/10/2026
b,i
73,619
135,000 1.948%,  10/21/2027
b
130,715
45,000 2.640%,  2/24/2028
b
43,704
132,000 3.615%,  3/15/2028
b
130,157
86,000 4.482%,  8/23/2028
b
86,114
84,000 3.814%,  4/23/2029
b
82,662
42,000 3.800%,  3/15/2030 40,986
42,000 2.615%,  4/22/2032
b
37,332
42,000 2.383%,  7/21/2032
b
36,681
32,000 6.125%,  11/10/2034
b,f,i
32,042
77,000 5.330%,  7/23/2035
b
77,669
121,000 5.016%,  10/23/2035
b
119,536
Hartford Insurance Group, Inc.
42,000 2.800%,  8/19/2029 39,508
44,000
6.713%,  (TSFR3M +
2.387%), 2/12/2047
a,b
40,920
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
11,000 3.750%,  8/15/2028
a
12,694
Hercules Capital, Inc., Convertible
7,000 4.750%,  9/1/2028
a
6,766
HSBC Holdings plc
118,000 4.583%,  6/19/2029
b
118,170
50,000 2.804%,  5/24/2032
b
44,422
HUB International, Ltd.
69,000 7.250%,  6/15/2030
a
72,107

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
Huntington Bancshares, Inc./OH
$ 30,000 4.450%,  10/15/2027
b,i
$ 29,684
77,000 5.709%,  2/2/2035
b
78,689
67,000 6.141%,  11/18/2039
b
68,300
Huntington Bank Auto Credit-
Linked Notes
257,337
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
259,754
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
44,000 6.250%,  5/15/2026 43,687
129,000 5.250%,  5/15/2027 124,992
ING Groep NV
84,000 1.726%,  4/1/2027
b
82,275
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 61,304
Jane Street Group/JSG Finance,
Inc.
79,000 4.500%,  11/15/2029
a
76,637
26,000 7.125%,  4/30/2031
a
27,356
45,000 6.125%,  11/1/2032
a
45,430
60,000 6.750%,  5/1/2033
a
61,692
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
54,000 5.000%,  8/15/2028
a
52,201
64,000 6.625%,  10/15/2031
a
63,769
Jefferson Capital Holdings, LLC
44,000 6.000%,  8/15/2026
a
43,783
108,000 9.500%,  2/15/2029
a
113,999
JPMorgan Chase & Company
35,000 3.650%,  6/1/2026
b,i
34,432
96,000 1.045%,  11/19/2026
b
94,704
105,000 2.947%,  2/24/2028
b
102,597
126,000 4.005%,  4/23/2029
b
124,892
41,000 2.069%,  6/1/2029
b
38,455
33,000 6.500%,  4/1/2030
b,i
34,082
168,000 4.493%,  3/24/2031
b
167,789
45,000 2.963%,  1/25/2033
b
40,447
39,000 4.912%,  7/25/2033
b
39,226
42,000 5.717%,  9/14/2033
b
43,777
30,000 5.350%,  6/1/2034
b
30,865
25,000 6.254%,  10/23/2034
b
27,171
16,000 5.336%,  1/23/2035
b
16,378
50,000 5.766%,  4/22/2035
b
52,529
40,000 5.502%,  1/24/2036
b
41,200
75,000 5.534%,  11/29/2045
b
75,167
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 60,851
82,000 5.000%,  1/26/2033 80,917
Kilroy Realty, LP
55,000 4.250%,  8/15/2029 53,123
Kite Realty Group, LP, Convertible
2,000 0.750%,  4/1/2027
a
2,065
Liberty Mutual Group, Inc.
28,000 4.125%,  12/15/2051
a,b
27,266
Lincoln National Corporation
29,000
6.944%,  (TSFR3M +
2.619%), 8/18/2025
b
24,690
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
b
120,909
Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
LPL Holdings, Inc.
$ 88,000 4.900%,  4/3/2028 $ 88,669
M&T Bank Corporation
99,000 3.500%,  9/1/2026
b,f,i
95,607
Macquarie Airfinance Holdings,
Ltd.
4,000 6.400%,  3/26/2029
a
4,176
70,000 5.150%,  3/17/2030
a
69,953
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,b
80,077
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 39,400
MetLife, Inc.
27,000 6.350%,  3/15/2055
b
27,732
39,000 3.850%,  9/15/2025
b,i
38,799
61,000 5.875%,  3/15/2028
b,f,i
62,193
82,000 6.400%,  12/15/2036 85,868
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
63,642
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 83,852
Mitsubishi UFJ Financial Group,
Inc.
81,000 1.538%,  7/20/2027
b
78,590
Mizuho Financial Group, Inc.
84,000 2.564%,  9/13/2031 73,335
39,000 5.748%,  7/6/2034
b
40,600
Molina Healthcare, Inc.
97,000 4.375%,  6/15/2028
a
94,810
50,000 6.250%,  1/15/2033
a
50,895
Morgan Stanley
51,000 5.516%,  11/19/2055
b
49,839
61,000 0.985%,  12/10/2026
b
60,029
82,000 1.512%,  7/20/2027
b
79,545
30,000 5.123%,  2/1/2029
b
30,524
76,000 3.622%,  4/1/2031
b
72,881
45,000 2.943%,  1/21/2033
b
40,162
40,000 4.889%,  7/20/2033
b
40,040
43,000 5.250%,  4/21/2034
b
43,742
25,000 5.831%,  4/19/2035
b
26,191
29,000 5.587%,  1/18/2036
b
29,769
85,000 2.484%,  9/16/2036
b
72,227
Nasdaq, Inc.
28,000 5.350%,  6/28/2028 28,830
Nationstar Mortgage Holdings,
Inc.
24,000 5.500%,  8/15/2028
a
23,842
76,000 5.125%,  12/15/2030
a
76,918
20,000 7.125%,  2/1/2032
a
20,774
NatWest Group plc
42,000 4.892%,  5/18/2029
b
42,420
83,000 6.475%,  6/1/2034
b
86,899
Navient Corporation
30,000 5.000%,  3/15/2027 29,878
Neuberger Berman CLO, Ltd.
425,000
7.518%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,b
425,391
New Mountain Finance
Corporation, Convertible
6,000 7.500%,  10/15/2025 6,015

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
New York Life Global Funding
$ 44,000 4.550%,  1/28/2033
a
$ 43,062
27,000 5.000%,  1/9/2034
a
27,179
Nippon Life Insurance Company
130,000 5.950%,  4/16/2054
a,b
130,973
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 38,244
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 57,877
63,000 5.783%,  7/3/2034 65,174
Northwestern Mutual Life
Insurance Company
72,000 6.170%,  5/29/2055
a
75,187
Omega Healthcare Investors, Inc.
106,000 5.200%,  7/1/2030 106,595
OneMain Finance Corporation
37,000 3.500%,  1/15/2027 36,223
41,000 6.750%,  3/15/2032 41,771
166,000 7.125%,  9/15/2032 171,855
Panther Escrow Issuer, LLC
146,000 7.125%,  6/1/2031
a
151,658
Park Intermediate Holdings, LLC/
PK Domestic Property, LLC/PK
Finance Co-Issuer, Inc.
123,000 4.875%,  5/15/2029
a
119,175
Pebblebrook Hotel Trust,
Convertible
115,000 1.750%,  12/15/2026 108,684
PennyMac Financial Services, Inc.
60,000 6.875%,  5/15/2032
a
61,348
Phoenix Aviation Capital, Ltd.
61,000 9.250%,  7/15/2030
a
63,180
PNC Bank NA
42,000 2.700%,  10/22/2029 39,191
PNC Financial Services Group,
Inc.
43,000 6.200%,  9/15/2027
b,i
43,812
31,000 5.582%,  6/12/2029
b
32,104
45,000 6.250%,  3/15/2030
b,i
46,270
30,000 6.875%,  10/20/2034
b
33,537
PRA Group, Inc.
80,000 8.375%,  2/1/2028
a
82,100
Prologis Targeted US Logistics
Fund, LP
46,000 5.250%,  4/1/2029
a
47,257
57,000 5.250%,  1/15/2035
a
57,264
Prologis, LP
41,000 5.250%,  3/15/2054 38,482
Provident Financing Trust I
47,000 7.405%,  3/15/2038 50,185
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
b
43,521
65,000 6.750%,  3/1/2053
b
68,091
90,000 6.500%,  3/15/2054
b
92,452
42,000 3.700%,  10/1/2050
b
38,309
Realty Income Corporation
68,000 3.200%,  1/15/2027 66,832
Regency Centers, LP
45,000 5.250%,  1/15/2034 45,655
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 36,686
Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
$ 50,000 5.750%,  9/15/2034 $ 51,322
RenaissanceRe Holdings, Ltd.
85,000 5.800%,  4/1/2035 87,331
Rexford Industrial Realty, LP,
Convertible
13,000 4.375%,  3/15/2027
a
12,870
28,000 4.125%,  3/15/2029
a
27,356
RGA Global Funding
26,000 5.500%,  1/11/2031
a
26,816
RHP Hotel Properties, LP/RHP
Finance Corporation
25,000 4.750%,  10/15/2027 24,877
48,000 4.500%,  2/15/2029
a
46,915
Rithm Capital Corporation
38,000 8.000%,  7/15/2030
a
38,190
RLJ Lodging Trust, LP
45,000 4.000%,  9/15/2029
a
41,992
Rocket Companies, Inc.
58,000 6.375%,  8/1/2033
a
59,346
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
41,000 3.625%,  3/1/2029
a
38,961
59,000 3.875%,  3/1/2031
a
54,694
27,000 4.000%,  10/15/2033
a
24,156
Royal Bank of Canada
50,000 6.750%,  8/24/2085
b
50,037
Santander Holdings USA, Inc.
47,000 2.490%,  1/6/2028
b
45,497
72,000 5.473%,  3/20/2029
b
73,208
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
b
78,680
Service Properties Trust
44,000 5.500%,  12/15/2027 43,595
44,000 8.625%,  11/15/2031
a
47,237
Simon Property Group, LP
82,000 2.650%,  7/15/2030 75,643
35,000 6.250%,  1/15/2034 37,975
Sixth Street Lending Partners
41,000 6.125%,  7/15/2030
a
41,749
SLM Corporation
12,000 6.500%,  1/31/2030 12,596
Societe Generale SA
49,000 1.488%,  12/14/2026
a,b
48,287
44,000 10.000%,  11/14/2028
a,b,i
48,019
Standard Chartered plc
66,000 2.608%,  1/12/2028
a,b
64,099
Starwood Property Trust, Inc.
20,000 6.500%,  10/15/2030
a
20,649
Starwood Property Trust, Inc.,
Convertible
37,000 6.750%,  7/15/2027 39,516
State Street Corporation
29,000 6.700%,  3/15/2029
b,i
30,284
42,000 4.421%,  5/13/2033
b
41,221
Stonex Escrow Issuer, LLC
69,000 6.875%,  7/15/2032
a,c
69,694
Sumitomo Life Insurance Company
65,000 3.375%,  4/15/2081
a,b
58,550
Sumitomo Mitsui Financial Group,
Inc.
59,000 5.766%,  1/13/2033 62,063

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Financials  12.5% - continued
Synchrony Financial
$ 42,000 5.935%,  8/2/2030
b
$ 43,154
53,000 7.250%,  2/2/2033 55,456
Synovus Bank
43,000 5.625%,  2/15/2028 43,466
Toronto-Dominion Bank
40,000 8.125%,  10/31/2082
b
41,776
42,000 4.456%,  6/8/2032 41,227
44,000 5.146%,  9/10/2034
b
44,126
Truist Bank
42,000 2.250%,  3/11/2030 37,812
Truist Financial Corporation
74,000 6.047%,  6/8/2027
b
74,994
42,000 1.887%,  6/7/2029
b
39,084
100,000 5.100%,  3/1/2030
b,i
98,918
105,000 5.153%,  8/5/2032
b
107,041
25,000 5.711%,  1/24/2035
b
25,914
U.S. Bancorp
59,000 4.548%,  7/22/2028
b
59,133
15,000 5.836%,  6/12/2034
b
15,756
46,000 5.678%,  1/23/2035
b
47,756
UBS Group AG
55,000 4.875%,  2/12/2027
a,b,i
53,495
83,000 3.869%,  1/12/2029
a,b
81,719
United Wholesale Mortgage, LLC
141,000 5.500%,  4/15/2029
a
136,862
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 99,091
85,000 4.200%,  5/15/2032 82,282
Ventas Realty, LP, Convertible
26,000 3.750%,  6/1/2026 31,083
Vornado Realty, LP
38,000 3.400%,  6/1/2031 33,899
Wells Fargo & Company
32,000 3.900%,  3/15/2026
b,i
31,672
46,000 3.526%,  3/24/2028
b
45,362
99,000 3.584%,  5/22/2028
b
97,475
59,000 4.808%,  7/25/2028
b
59,497
65,000 7.625%,  9/15/2028
b,f,i
69,813
230,000 4.478%,  4/4/2031
b
228,915
30,000 5.389%,  4/24/2034
b
30,697
28,000 6.491%,  10/23/2034
b
30,605
136,000 5.499%,  1/23/2035
b
139,470
50,000 5.605%,  4/23/2036
b
51,611
Welltower OP, LLC, Convertible
55,000 2.750%,  5/15/2028
a
89,540
1,000 3.125%,  7/15/2029
a
1,326
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
60,881
Willis North America, Inc.
33,000 5.900%,  3/5/2054 32,800
84,000 4.500%,  9/15/2028 84,239
XHR, LP
88,000 4.875%,  6/1/2029
a
85,286
22,000 6.625%,  5/15/2030
a
22,415
Total 22,122,672
Foreign Government  0.1%
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
a
66,702
Principal
Amount Long-Term Fixed Income  84.0% Value
Foreign Government  0.1% - continued
Saudi Arabian Oil Company
$ 54,000 5.750%,  7/17/2054
a
$ 50,485
Teine Energy, Ltd.
120,000 6.875%,  4/15/2029
a
119,339
Total 236,526
Mortgage-Backed Securities  10.0%
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
795,570 2.500%,  5/1/2051 665,511
604,211 3.500%,  5/1/2052 548,747
357,722 4.000%,  5/1/2052 335,420
265,055 5.000%,  7/1/2053 261,660
65,170 5.000%,  8/1/2053 64,481
231,634 5.500%,  9/1/2053 234,271
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
300,526 2.500%,  7/1/2030 290,494
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
221,083 3.500%,  5/1/2040 211,565
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,015,608 3.000%,  1/1/2052 886,836
75,961 2.000%,  2/1/2051 61,052
103,285 2.000%,  2/1/2051 83,013
209,895 2.500%,  2/1/2051 174,164
945,060 2.000%,  3/1/2051 752,007
1,077,388 4.000%,  3/1/2051 1,017,845
1,069,013 3.000%,  3/1/2052 927,573
691,743 2.000%,  4/1/2051 548,203
687,167 3.000%,  5/1/2050 596,767
113,988 2.000%,  5/1/2051 91,170
340,065 3.000%,  5/1/2051 301,544
327,593 4.000%,  6/1/2052 305,494
626,894 2.500%,  7/1/2051 528,180
909,128 4.000%,  7/1/2052 847,803
185,644 3.500%,  8/1/2050 169,726
626,142 3.500%,  8/1/2052 565,717
839,500 4.500%,  8/1/2052 805,308
88,120 5.000%,  8/1/2053 87,171
193,143 3.500%,  9/1/2052 175,622
433,589 3.500%,  9/1/2052 394,215
58,506 5.000%,  9/1/2052 57,888
1,130,155 4.500%,  9/1/2053 1,084,915
319,569 4.000%,  10/1/2052 299,049
111,526 2.000%,  11/1/2051 89,634
237,524 3.500%,  11/1/2052 216,655
514,849 2.000%,  12/1/2050 411,562
1,088,286 4.500%,  12/1/2052 1,048,405
450,000 5.000%,  7/1/2041
c
440,955
190,000 5.500%,  7/1/2042
c
189,957
750,000 4.000%,  7/1/2049
c
697,295
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
380,183 2.500%,  3/1/2062 301,790
297,521 3.500%,  7/1/2061 263,157
152,081 4.000%,  12/1/2061 140,426

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Mortgage-Backed Securities  10.0% -
continued
New Residential Mortgage Loan
Trust
$ 386,000
3.875%,  1/25/2064, Ser.
2024-RPL1, Class B2
a,b
$ 305,644
PRPM, LLC
150,000
3.250%,  4/25/2055, Ser.
2025-RPL3, Class A3
a,e
136,968
99,256
6.255%,  5/25/2030, Ser.
2025-3, Class A1
a,e
99,810
Total 17,715,669
Technology  3.8%
Accenture Capital, Inc.
69,000 4.500%,  10/4/2034 67,152
Adobe, Inc.
75,000 5.300%,  1/17/2035 78,398
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 40,532
Akamai Technologies, Inc.,
Convertible
3,000 0.375%,  9/1/2027 2,905
59,000 1.125%,  2/15/2029 55,844
45,000 0.250%,  5/15/2033
a
46,463
Alphabet, Inc.
46,000 5.250%,  5/15/2055 45,304
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 17,475
Apple, Inc.
90,000 1.650%,  2/8/2031 78,567
173,000 3.750%,  9/12/2047 136,510
Block, Inc.
186,000 6.500%,  5/15/2032 191,900
Block, Inc., Convertible
13,000 0.250%,  11/1/2027 11,603
Boost Newco Borrower, LLC
128,000 7.500%,  1/15/2031
a
135,874
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
45,372
47,000 4.800%,  10/15/2034 46,432
CACI International, Inc.
26,000 6.375%,  6/15/2033
a
26,831
Central Parent, Inc./CDK Global,
Inc.
41,000 7.250%,  6/15/2029
a
33,319
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 66,593
Clarivate Science Holdings
Corporation
56,000 3.875%,  7/1/2028
a
53,677
Cloud Software Group, Inc.
236,000 6.500%,  3/31/2029
a
238,198
CommScope Technologies, LLC
39,000 5.000%,  3/15/2027
a
37,984
CommScope, LLC
41,000 4.750%,  9/1/2029
a
40,028
41,000 9.500%,  12/15/2031
a
42,936
Consensus Cloud Solutions, Inc.
26,000 6.000%,  10/15/2026
a
25,870
CoreWeave, Inc.
59,000 9.250%,  6/1/2030
a
60,318
Principal
Amount Long-Term Fixed Income  84.0% Value
Technology  3.8% - continued
CSG Systems International, Inc.,
Convertible
$ 38,000 3.875%,  9/15/2028 $ 42,807
Dayforce, Inc., Convertible
57,000 0.250%,  3/15/2026 54,834
Dell International, LLC/EMC
Corporation
68,000 4.750%,  4/1/2028 68,796
Dell, Inc.
45,000 6.500%,  4/15/2038 47,933
Diebold Nixdorf, Inc.
32,000 7.750%,  3/31/2030
a
33,949
Fair Isaac Corporation
69,000 6.000%,  5/15/2033
a
69,632
Fiserv, Inc.
67,000 5.350%,  3/15/2031 69,465
22,000 5.600%,  3/2/2033 22,812
67,000 5.450%,  3/15/2034 68,628
94,000 5.150%,  8/12/2034 94,344
Gen Digital, Inc.
63,000 7.125%,  9/30/2030
a
65,384
21,000 6.250%,  4/1/2033
a
21,564
Global Payments, Inc.
42,000 5.950%,  8/15/2052
f
40,375
65,000 4.950%,  8/15/2027 65,762
42,000 3.200%,  8/15/2029 39,716
Global Payments, Inc., Convertible
68,000 1.500%,  3/1/2031
f
60,724
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
34,000 4.625%,  5/1/2028
a
32,161
Hewlett Packard Enterprise
Company
77,000 4.850%,  10/15/2031 76,801
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 30,877
II-VI, Inc.
58,000 5.000%,  12/15/2029
a
56,964
Intel Corporation
115,000 4.900%,  7/29/2045 97,542
InterDigital, Inc., Convertible
16,000 3.500%,  6/1/2027 46,600
ION Trading Technologies SARL
55,000 9.500%,  5/30/2029
a
56,485
Iron Mountain, Inc.
109,000 5.000%,  7/15/2028
a
108,136
156,000 4.875%,  9/15/2029
a
153,257
30,000 5.250%,  7/15/2030
a
29,590
218,000 4.500%,  2/15/2031
a
207,708
Jabil, Inc.
43,000 5.450%,  2/1/2029 44,093
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 38,249
Mastercard, Inc.
46,000 2.000%,  11/18/2031 40,096
12,000 4.875%,  5/9/2034 12,144
Microchip Technology, Inc.
20,000 5.050%,  3/15/2029 20,319

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Technology  3.8% - continued
Microchip Technology, Inc.,
Convertible
$ 44,000 0.750%,  6/1/2030 $ 43,208
Micron Technology, Inc.
35,000 5.650%,  11/1/2032 36,382
Moody's Corporation
43,000 4.250%,  8/8/2032 41,994
NCR Atleos Corporation
42,000 9.500%,  4/1/2029
a
46,005
NCR Voyix Corporation
73,000 5.000%,  10/1/2028
a
72,260
43,000 5.125%,  4/15/2029
a
42,352
Neptune Bidco US, Inc.
79,000 9.290%,  4/15/2029
a
76,921
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
42,000 4.300%,  6/18/2029 41,616
ON Semiconductor Corporation,
Convertible
46,000 Zero Coupon,  5/1/2027 54,459
75,000 0.500%,  3/1/2029 69,315
Open Text Holdings, Inc.
180,000 4.125%,  2/15/2030
a
170,121
Oracle Corporation
88,000 5.375%,  9/27/2054 80,444
121,000 6.900%,  11/9/2052 134,593
142,000 2.950%,  4/1/2030 132,606
59,000 5.250%,  2/3/2032 60,521
63,000 6.250%,  11/9/2032 68,176
Paychex, Inc.
23,000 5.600%,  4/15/2035 23,774
PayPal Holdings, Inc.
72,000 5.500%,  6/1/2054 70,619
Pitney Bowes, Inc.
26,000 6.875%,  3/15/2027
a
26,237
Qualcomm, Inc.
96,000 4.750%,  5/20/2032 97,120
RingCentral, Inc.
115,000 8.500%,  8/15/2030
a
123,049
Rocket Software, Inc.
63,000 9.000%,  11/28/2028
a
64,941
Sabre GLBL, Inc.
39,000 11.125%,  7/15/2030
a
40,794
Seagate HDD Cayman
93,330 9.625%,  12/1/2032 105,208
Semtech Corporation, Convertible
30,000 1.625%,  11/1/2027 43,138
Sensata Technologies BV
100,000 4.000%,  4/15/2029
a
95,108
Sensata Technologies, Inc.
28,000 3.750%,  2/15/2031
a
25,523
Shift4 Payments, Inc., Convertible
53,000 Zero Coupon,  12/15/2025 66,913
49,000 0.500%,  8/1/2027
f
52,430
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
75,000 6.750%,  8/15/2032
a
77,893
SS&C Technologies, Inc.
104,000 5.500%,  9/30/2027
a
104,091
22,000 6.500%,  6/1/2032
a
22,839
Principal
Amount Long-Term Fixed Income  84.0% Value
Technology  3.8% - continued
Synaptics, Inc., Convertible
$ 39,000 0.750%,  12/1/2031
a
$ 36,755
Synopsys, Inc.
52,000 5.700%,  4/1/2055 51,701
Texas Instruments, Inc.
30,000 5.150%,  2/8/2054 28,271
UKG, Inc.
60,000 6.875%,  2/1/2031
a
62,255
Verint Systems, Inc., Convertible
28,000 0.250%,  4/15/2026
f
26,782
Verisk Analytics, Inc.
29,000 5.250%,  3/15/2035 29,164
Viavi Solutions, Inc.
40,000 3.750%,  10/1/2029
a
37,376
Viavi Solutions, Inc., Convertible
29,000 1.625%,  3/15/2026 29,181
Vishay Intertechnology, Inc.,
Convertible
70,000 2.250%,  9/15/2030 62,650
VMware, LLC
82,000 1.400%,  8/15/2026 79,309
141,000 4.700%,  5/15/2030 141,560
61,000 2.200%,  8/15/2031 52,944
Western Digital Corporation,
Convertible
71,000 3.000%,  11/15/2028
f
127,445
Xerox Holdings Corporation
11,000 5.000%,  8/15/2025
a
10,942
74,000 5.500%,  8/15/2028
a
56,451
Xerox Holdings Corporation,
Convertible
56,000 3.750%,  3/15/2030 31,780
Ziff Davis, Inc., Convertible
18,000 3.625%,  3/1/2028
a,f
16,785
Total 6,635,833
Transportation  0.9%
Air Canada
43,000 3.875%,  8/15/2026
a
42,566
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
76,000 5.500%,  4/20/2026
a
75,826
76,568 5.750%,  4/20/2029
a
76,501
Avianca Midco 2 plc
40,000 9.625%,  2/14/2030
a
36,892
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
71,000 5.375%,  3/1/2029
a,f
68,430
Burlington Northern Santa Fe, LLC
36,000 5.500%,  3/15/2055 35,646
DCLI Bidco, LLC
40,000 7.750%,  11/15/2029
a
40,518
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028 90,508
93,000 5.250%,  7/10/2030 93,597
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
15,847 4.500%,  10/20/2025
a
15,808
ERAC USA Finance, LLC
51,000 5.200%,  10/30/2034
a
51,965

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Transportation  0.9% - continued
Greenbrier Companies, Inc.,
Convertible
$ 31,000 2.875%,  4/15/2028 $ 32,900
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
50,400 6.500%,  6/20/2027
a
50,467
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 63,595
66,000 5.100%,  5/1/2035 66,333
OneSky Flight, LLC
71,000 8.875%,  12/15/2029
a
73,928
Penske Truck Leasing Company,
LP/PTL Finance Corporation
41,000 1.200%,  11/15/2025
a
40,464
42,000 1.700%,  6/15/2026
a
40,855
Rand Parent, LLC
108,000 8.500%,  2/15/2030
a,f
108,449
RXO, Inc.
40,000 7.500%,  11/15/2027
a
40,945
Ryder System, Inc.
51,000 2.850%,  3/1/2027 49,675
53,000 4.850%,  6/15/2030 53,488
Southwest Airlines Company
42,000 5.125%,  6/15/2027 42,376
Stena International SA
87,000 7.250%,  1/15/2031
a
87,270
Union Pacific Corporation
35,000 5.600%,  12/1/2054 34,812
United Airlines, Inc.
89,000 4.625%,  4/15/2029
a
86,389
United Parcel Service, Inc.
37,000 4.650%,  10/15/2030 37,510
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
a
36,222
60,000 6.375%,  2/1/2030
a,f
56,249
Total 1,630,184
U.S. Government & Agencies  5.9%
U.S. Treasury Notes
900,000 4.250%,  12/31/2025 900,009
800,000 4.625%,  6/30/2026 804,688
5,300,000 4.375%,  7/31/2026 5,321,117
1,980,000 1.250%,  12/31/2026 1,905,982
300,000 3.875%,  5/31/2027 300,703
300,000 4.125%,  7/31/2028 303,621
450,000 4.125%,  11/15/2032 453,111
400,000 3.375%,  5/15/2033 381,297
100,000 4.500%,  11/15/2033 102,719
Total 10,473,247
Utilities  3.1%
AES Corporation
35,000 7.600%,  1/15/2055
b
36,036
81,000 3.950%,  7/15/2030
a
77,009
Algonquin Power & Utilities
Corporation
141,000 4.750%,  1/18/2082
b
137,521
Principal
Amount Long-Term Fixed Income  84.0% Value
Utilities  3.1% - continued
Alliant Energy Corporation,
Convertible
$ 21,000 3.875%,  3/15/2026 $ 21,567
13,000 3.250%,  5/30/2028
a
12,935
Alpha Generation, LLC
38,000 6.750%,  10/15/2032
a
39,172
Ameren Corporation
52,000 1.750%,  3/15/2028 48,513
American Electric Power
Company, Inc.
48,000 6.950%,  12/15/2054
b
50,047
42,000 2.300%,  3/1/2030 37,888
American Water Capital
Corporation
49,000 5.450%,  3/1/2054 47,395
American Water Capital
Corporation, Convertible
41,000 3.625%,  6/15/2026 41,160
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,866
Atmos Energy Corporation
52,000 5.000%,  12/15/2054 47,285
Calpine Corporation
85,000 4.500%,  2/15/2028
a
84,311
CenterPoint Energy, Inc.
45,000 7.000%,  2/15/2055
b
47,098
14,000 6.700%,  5/15/2055
b
14,129
62,000 1.450%,  6/1/2026 60,276
63,000 2.650%,  6/1/2031 56,169
CenterPoint Energy, Inc.,
Convertible
31,000 4.250%,  8/15/2026 33,542
1,174 3.369%,  9/15/2029 56,696
Consolidated Edison Company of
New York, Inc.
109,000 5.700%,  5/15/2054 108,813
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 49,961
43,000 5.800%,  3/1/2033 45,469
Dominion Energy, Inc.
59,000 6.875%,  2/1/2055
b
62,067
59,000 7.000%,  6/1/2054
b
63,303
52,000 3.375%,  4/1/2030 49,417
DTE Energy Company
39,000 4.875%,  6/1/2028 39,573
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 84,632
Duke Energy Corporation
52,000 3.250%,  1/15/2082
b
49,899
61,000 5.800%,  6/15/2054 59,560
32,000 6.450%,  9/1/2054
b
32,890
26,000 2.450%,  6/1/2030 23,593
43,000 4.500%,  8/15/2032 42,043
35,000 5.750%,  9/15/2033 36,760
Duke Energy Corporation,
Convertible
59,000 4.125%,  4/15/2026 62,422
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 32,239
Edison International
69,000 7.875%,  6/15/2054
b,f
65,368

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Utilities  3.1% - continued
$ 65,000 5.000%,  12/15/2026
b,i
$ 56,189
Entergy Corporation
42,000 1.900%,  6/15/2028 39,276
Entergy Louisiana, LLC
45,000 5.800%,  3/15/2055 45,005
Evergy, Inc., Convertible
34,000 4.500%,  12/15/2027 39,763
Eversource Energy
73,000 4.600%,  7/1/2027 73,345
Exelon Corporation
137,000 5.600%,  3/15/2053 131,658
42,000 4.050%,  4/15/2030 41,317
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
97,832
FirstEnergy Corporation,
Convertible
13,000 4.000%,  5/1/2026 13,072
39,000 3.625%,  1/15/2029
a
39,468
33,000 3.875%,  1/15/2031
a
33,380
Georgia Power Company
27,000 4.950%,  5/17/2033 27,209
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
42,452
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
75,391
Lightning Power, LLC
76,000 7.250%,  8/15/2032
a
79,986
Long Ridge Energy, LLC
63,000 8.750%,  2/15/2032
a
65,441
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 126,508
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 22,395
NextEra Energy Capital Holdings,
Inc.
71,000 5.900%,  3/15/2055 71,224
20,000 3.800%,  3/15/2082
b
19,164
64,000 6.750%,  6/15/2054
b
66,398
42,000 2.250%,  6/1/2030 37,824
30,000 5.300%,  3/15/2032 30,901
NextEra Energy Capital Holdings,
Inc., Convertible
26,000 3.000%,  3/1/2027 29,562
NiSource, Inc.
15,000 6.375%,  3/31/2055
b
15,085
69,000 5.850%,  4/1/2055 68,276
34,000 6.950%,  11/30/2054
b
35,393
42,000 2.950%,  9/1/2029 39,623
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 29,886
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
52,227
50,000 10.250%,  3/15/2028
a,b,i
55,522
51,000 3.375%,  2/15/2029
a
48,091
75,000 5.250%,  6/15/2029
a
74,589
35,000 6.000%,  2/1/2033
a
35,349
35,000 6.250%,  11/1/2034
a
35,660
Principal
Amount Long-Term Fixed Income  84.0% Value
Utilities  3.1% - continued
Oncor Electric Delivery Company,
LLC
$ 62,000 5.550%,  6/15/2054 $ 59,995
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 33,203
67,000 5.550%,  5/15/2029 68,080
PG&E Corporation
30,000 5.000%,  7/1/2028 29,222
PG&E Corporation, Convertible
67,000 4.250%,  12/1/2027 66,484
Pinnacle West Capital Corporation,
Convertible
12,000 4.750%,  6/15/2027 12,996
PPL Capital Funding, Inc.
84,000 5.250%,  9/1/2034 84,675
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 31,742
Sempra
30,000 6.550%,  4/1/2055
b
28,448
30,000 6.625%,  4/1/2055
b
29,020
32,000 6.400%,  10/1/2054
b
30,378
30,000 6.875%,  10/1/2054
b
30,253
30,000 4.875%,  10/15/2025
b,i
29,876
Southern California Edison
Company
70,000 5.450%,  6/1/2031 71,225
Southern Company
40,000 5.700%,  10/15/2032 42,016
102,000 4.850%,  3/15/2035 99,711
41,000 4.000%,  1/15/2051
b
40,763
106,000 3.750%,  9/15/2051
b
104,539
Southern Company, Convertible
28,000 3.875%,  12/15/2025 30,990
52,000 4.500%,  6/15/2027 57,201
17,000 3.250%,  6/15/2028
a
17,085
TerraForm Power Operating, LLC
196,000 5.000%,  1/31/2028
a
194,004
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 48,843
Vistra Corporation
48,000 8.000%,  10/15/2026
a,b,i
49,164
52,000 7.000%,  12/15/2026
a,b,i
52,626
Vistra Operations Company, LLC
109,000 5.000%,  7/31/2027
a
108,866
WEC Energy Group, Inc.,
Convertible
26,000 3.375%,  6/1/2028 26,039
20,000 4.375%,  6/1/2027 22,528
34,000 4.375%,  6/1/2029 39,151
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 50,557
65,000 4.600%,  6/1/2032 63,562
43,000 5.600%,  4/15/2035 43,899
XPLR Infrastructure Operating
Partners, LP
139,000 3.875%,  10/15/2026
a
135,802
12,000 8.375%,  1/15/2031
a,f
12,817

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  84.0% Value
Utilities  3.1% - continued
$ 12,000 8.625%,  3/15/2033
a,f
$ 12,861
Total 5,547,706
Total Long-Term Fixed Income
(cost $149,544,502) 148,416,286
Shares
Registered Investment
Companies   11.2% Value
U.S. Affiliated   8.7%
1,854,526 Thrivent Core Emerging Markets
Debt Fund 15,485,294
Total 15,485,294
U.S. Unaffiliated   2.5%
6,977 abrdn Asia-Pacific Income Fund,
Inc. 111,074
23,877 abrdn Income Credit Strategies
Fund 140,874
6,122 abrdn Total Dynamic Dividend
Fund 54,241
13,565 AllianceBernstein Global High
Income Fund, Inc. 149,622
18,858 Allspring Income Opportunities
Fund 133,137
710 Barings Global Short Duration
High Yield Fund 10,934
4,512 BlackRock Capital Allocation Term
Trust 68,312
3,233 BlackRock Core Bond Trust 31,425
13,357 BlackRock Corporate High Yield
Fund, Inc. 130,231
14,785 BlackRock Credit Allocation
Income Trust 161,452
2,248 BlackRock Debt Strategies Fund,
Inc. 23,739
2,551 BlackRock Enhanced Equity
Dividend Trust 22,678
10,756 BlackRock Enhanced Global
Dividend Trust 122,080
8,090 BlackRock Enhanced International
Dividend Trust 46,841
5,032 BlackRock Income Trust, Inc. 59,126
8,813 BlackRock Multi-Sector Income
Trust 128,670
12,135 Blackstone Strategic Credit 2027
Term Fund 147,076
9,906 Cornerstone Strategic Investment
Fund, Inc.
f
80,437
13,913 Eaton Vance Limited Duration
Income Fund 142,747
6,064 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 53,060
6,879 iShares iBoxx $ Investment Grade
Corporate Bond ETF 754,007
25,612 Nuveen Credit Strategies Income
Fund 138,049
1,581 Nuveen Floating Rate Income
Fund/Closed-End Fund 13,391
272 Nuveen Global High Income Fund 3,517
8,576 Nuveen Preferred Income
Opportunities Fund 68,780
10,690 PGIM Global High Yield Fund, Inc. 143,353
10,655 PGIM High Yield Bond Fund, Inc. 150,981
Shares
Registered Investment
Companies  11.2% Value
U.S. Unaffiliated   2.5%  - continued
5,770 Pimco Dynamic Income Fund $ 109,457
8,234 PIMCO High Income Fund 39,523
8,107 PIMCO Income Strategy Fund II 59,911
1,224 Tri-Continental Corporation 38,752
5,491 Vanguard Short-Term Corporate
Bond ETF 436,535
2,675 Virtus Convertible & Income Fund 37,985
9,712 Virtus Dividend, Interest &
Premium Strategy Fund 120,429
2,300 Virtus Equity & Convertible Income
Fund 54,970
21,985 Voya Global Equity Dividend &
Premium Opportunity Fund 127,513
2,627 Western Asset Diversified Income
Fund 38,985
33,077 Western Asset High Income
Opportunity Fund, Inc. 131,646
Total 4,285,540
Total Registered Investment
Companies (cost $21,042,136) 19,770,834
Shares
Collateral Held for Securities
Loaned 1.6% Value
2,853,294 Thrivent Cash Management Trust 2,853,294
Total Collateral Held for
Securities Loaned
(cost $2,853,294) 2,853,294
Shares Preferred Stock 1.4% Value
Basic Materials  <0.1%
1,344 Albemarle Corporation,
Convertible, 7.250% 43,142
Total 43,142
Capital Goods  0.1%
2,668 Boeing Company, Convertible,
6.000% 181,424
Total 181,424
Communications Services  0.1%
4,075 AT&T, Inc., 4.750%
i
77,833
3,500 Telephone and Data Systems, Inc.,
6.000%
i
61,950
Total 139,783
Financials  1.0%
1,425 AEGON Funding Company, LLC,
5.100% 27,816
3,200 Allstate Corporation, 5.100%
i
65,920
855 Apollo Global Management, Inc.,
Convertible, 6.750% 63,997
920 Ares Management Corporation,
Convertible, 6.750% 48,760
1,450 Athene Holding, Ltd., 5.625%
i
28,942
4,350 Bank of America Corporation,
4.250%
i
75,255
3,300 Bank of America Corporation,
4.375%
i
59,268
1,650 Bank of America Corporation,
4.750%
i
32,109

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock  1.4% Value
Financials  1.0% - continued
3,300 Bank of America Corporation,
5.000%
i
$ 67,023
89 Bank of America Corporation,
Convertible, 7.250%
i
107,957
725 Capital One Financial Corporation,
4.800%
i
12,883
2,600 Capital One Financial Corporation,
5.000%
i
49,140
725 Charles Schwab Corporation,
4.450%
i
13,732
525 Citizens Financial Group, Inc.,
7.375%
i
13,618
1,275 Corebridge Financial, Inc., 6.375% 29,325
1,275 Equitable Holdings, Inc., 5.250%
i
26,048
1,450 Fifth Third Bancorp, 4.950%
i
28,507
1,450 Huntington Bancshares, Inc./OH,
4.500%
i
25,462
3,200 JPMorgan Chase & Company,
4.200%
i
57,312
3,300 JPMorgan Chase & Company,
4.625%
i
64,515
3,125 JPMorgan Chase & Company,
4.750%
i
62,750
725 KeyCorp, 5.650%
i
15,334
2,000 KeyCorp, 6.200%
b,i
48,380
1,656 KKR & Company, Inc.,
Convertible, 6.250% 88,762
725 MetLife, Inc., 4.750%
i
14,130
2,300 Morgan Stanley, 4.250%
i
39,606
1,380 Morgan Stanley, 5.850%
b,i
32,292
2,200 Morgan Stanley, 7.125%
b,i
55,506
2,925 Public Storage, 4.125%
i
48,496
668 Public Storage, 4.625%
i
12,198
100 Public Storage, 4.700%
i
1,842
1,450 Regions Financial Corporation,
4.450%
i
24,911
550 Regions Financial Corporation,
5.700%
b,i
13,128
425 Synovus Financial Corporation,
8.397%
b,i
10,867
1,450 Truist Financial Corporation,
4.750%
i
27,492
1,800 U.S. Bancorp, 4.000%
i
28,998
2,000 Wells Fargo & Company, 4.250%
i
34,500
3,300 Wells Fargo & Company, 4.375%
i
57,948
1,450 Wells Fargo & Company, 4.700%
i
27,304
1,750 Wells Fargo & Company, 4.750%
i
33,320
128 Wells Fargo & Company,
Convertible, 7.500%
i
150,289
Total 1,725,642
Technology  0.1%
995 Hewlett Packard Enterprise
Company, Convertible, 7.625% 58,586
943 Microchip Technology, Inc.,
Convertible, 7.500% 62,841
Total 121,427
Utilities  0.1%
4,025 CMS Energy Corporation, 4.200%
i
69,069
876 NextEra Energy, Inc., Convertible,
6.926% 34,812
69 Nextera Energy, Inc., Convertible,
7.234% 3,053
Shares Preferred Stock  1.4% Value
Utilities  0.1% - continued
944 NextEra Energy, Inc., Convertible,
7.299% $ 44,453
2,875 Southern Company, 4.950% 56,925
Total 208,312
Total Preferred Stock
(cost $2,739,749) 2,419,730
Shares Common Stock <0.1% Value
Communications Services  <0.1%
74 Tripadvisor, Inc.
k
966
Total 966
Consumer Discretionary  <0.1%
44 Marriott Vacations Worldwide
Corporation 3,181
Total 3,181
Financials  <0.1%
428 AGNC Investment Corporation 3,933
236 Annaly Capital Management, Inc. 4,441
445 Apollo Commercial Real Estate
Finance, Inc. 4,308
224 Chimera Investment Corporation 3,107
761 Rithm Capital Corporation 8,592
Total 24,381
Total Common Stock
(cost $30,264) 28,528
Shares or
Principal
Amount Short-Term Investments 4.4% Value
Federal Home Loan Bank Discount
Notes
100,000 4.205%, 7/11/2025
l,m
99,873
State Street Institutional U.S.
Government Money Market
Fund
7,308,346 4.268%
l
7,308,346
U.S. Treasury Bills
100,000 4.204%, 7/10/2025
l,n
99,895
200,000 4.206%, 7/22/2025
l,n
199,514
Total Short-Term Investments
(cost $7,707,633) 7,707,628
Total Investments (cost
$183,917,578) 102.6% $181,196,300
Other Assets and Liabilities, Net
(2.6%) (4,558,407)
Total Net Assets 100.0% $176,637,893
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $73,722,451 or 41.7% of
total net assets.

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d All or a portion of the security is insured or guaranteed.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2025.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Multisector
Bond Portfolio as of June 30, 2025 was $11,745 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  5/17/2021 $ 70,948
Credit Suisse Group AG  8/24/2015 118,598
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multisector Bond Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 2,685,387
Common Stock 79,032
Total lending $2,764,419
Gross amount payable upon return of
collateral for securities loaned $2,853,294
Net amounts due to counterparty $88,875
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
STRIPS - Separate Trading of Registered Interest and Principal of
Securities
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T 5Y - U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 5 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,635,012
Gross unrealized depreciation (6,493,274)
Net unrealized appreciation (depreciation) $ (3,858,262)
Cost for federal income tax purposes $ 185,000,137

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Multisector Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,379,173 – 19,379,173 –
Basic Materials 2,682,221 – 2,682,221 –
Capital Goods 5,981,116 – 5,981,116 –
Collateralized Mortgage Obligations 20,015,583 – 20,015,583 –
Commercial Mortgage-Backed Securities 2,941,429 – 2,941,429 –
Communications Services 6,895,586 – 6,895,586 –
Consumer Cyclical 8,926,546 – 8,926,546 –
Consumer Non-Cyclical 9,142,204 – 9,142,204 –
Energy 8,090,591 – 8,090,591 –
Financials 22,122,672 – 22,122,672 –
Foreign Government 236,526 – 236,526 –
Mortgage-Backed Securities 17,715,669 – 17,715,669 –
Technology 6,635,833 – 6,635,833 –
Transportation 1,630,184 – 1,630,184 –
U.S. Government & Agencies 10,473,247 – 10,473,247 –
Utilities 5,547,706 – 5,547,706 –
Registered Investment Companies
U.S. Unaffiliated 4,285,540 4,285,540 – –
Preferred Stock
Basic Materials 43,142 43,142 – –
Capital Goods 181,424 181,424 – –
Communications Services 139,783 139,783 – –
Financials 1,725,642 1,725,642 – –
Technology 121,427 121,427 – –
Utilities 208,312 208,312 – –
Common Stock
Communications Services 966 966 – –
Consumer Discretionary 3,181 3,181 – –
Financials 24,381 24,381 – –
Short-Term Investments 7,707,628 7,308,346 399,282 –
Subtotal Investments in Securities $162,857,712 $14,042,144 $148,815,568 $–
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 15,485,294
Collateral Held for Securities Loaned 2,853,294
Subtotal Other Investments $18,338,588
Total Investments at Value $181,196,300
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Multisector Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 11,489 11,489 – –
Credit Default Swaps 42,936 – 42,936 –
Total Liability Derivatives $54,425 $11,489 $42,936 $–

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Multisector Bond Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $99,873 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (4) September 2025 ( $ 455,957) ( $ 5,918)
CME Ultra Long Term U.S. Treasury Bond (3) September 2025 (351,804) (5,571)
Total Futures Short Contracts ( $ 807,761) ($11,489)
Total Futures Contracts ( $ 807,761) ($11,489)
The following table presents Multisector Bond Portfolio's credit default swap contracts held as of June 30, 2025. Investments totaling $299,410 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 44, 5 Year, at 5.00%, Quarterly Buy 6/20/2030 $ 2,200,000 $ – ( $ 42,936) ( $ 42,936)
Total Credit Default Swaps $– ($42,936) ($42,936)
1 As the buyer of protection, Multisector Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multisector Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multisector Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Multisector Bond Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 11,489
Total Interest Rate Contracts 11,489
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 42,936
Total Credit Contracts 42,936
Total Liability Derivatives $54,425
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Multisector Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (31,458)
Total Interest Rate Contracts
(31,458)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (34,466)
Total Credit Contracts
(34,466)
Total ($65,924)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Multisector Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,655
Total Interest Rate Contracts 4,655
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (19,170)
Total Credit Contracts (19,170)
Total ($14,515)
The following table presents Multisector Bond Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $3,380,239
Futures - Short (547,075)
Credit Contracts
Credit Default Swaps - Buy Protection (137,531)

Multisector Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multisector Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $16,533 $473 $1,920 $15,485 1,855 8.7%
Total U.S. Affiliated Registered Investment
Companies 16,533 15,485 8.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 3,654 7,036 10,690 – – –
Total Affiliated Short-Term Investments 3,654 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,181 33,423 35,751 2,853 2,853 1.6
Total Collateral Held for Securities Loaned 5,181 2,853 1.6
Total Value $25,368 $18,338
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($309) $708 $ – $473
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% 2 (2) – 15
Total Income/Non Cash Income from Affiliated
Investments $488
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value ($307) $706 $ –

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 99.2% Value
Data Center REITs  10.1%
35,909 Digital Realty Trust, Inc. $ 6,260,016
10,001 Equinix, Inc. 7,955,495
Total 14,215,511
Diversified REITs  2.9%
118,717 Broadstone Net Lease, Inc. 1,905,408
60,445 Essential Properties Realty Trust,
Inc. 1,928,800
3,023 WP Carey, Inc. 188,575
Total 4,022,783
Health Care REITs  12.2%
13,036 Alexandria Real Estate Equities,
Inc. 946,805
55,105 CareTrust REIT, Inc. 1,686,213
58,935 Healthpeak Properties, Inc. 1,031,952
6,013 Medical Properties Trust, Inc. 25,916
7,879 National Health Investors, Inc. 552,475
31,068 Sabra Health Care REIT, Inc. 572,894
21,000 Sila Realty Trust, Inc. 497,070
56,367 Ventas, Inc. 3,559,576
53,497 Welltower, Inc. 8,224,094
Total 17,096,995
Hotel & Resort REITs  2.5%
95,655 Host Hotels & Resorts, Inc. 1,469,261
120,186 Park Hotels & Resorts, Inc. 1,229,503
6,678 Ryman Hospitality Properties 658,918
40,335 Summit Hotel Properties, Inc. 205,305
Total 3,562,987
Industrial REITs  10.1%
6,416 EastGroup Properties, Inc. 1,072,242
22,756 First Industrial Realty Trust, Inc. 1,095,246
214,754 Industrial Logistics Properties Trust 977,131
6,624 Innovative Industrial Properties,
Inc. 365,777
84,930 Prologis, Inc. 8,927,842
10,405 Rexford Industrial Realty, Inc. 370,106
16,012 STAG Industrial, Inc. 580,915
13,492 Terreno Realty Corporation 756,496
Total 14,145,755
Multi-Family Residential REITs  10.8%
20,978 AvalonBay Communities, Inc. 4,269,023
10,079 Camden Property Trust 1,135,802
38,021 Equity Residential 2,566,037
10,854 Essex Property Trust, Inc. 3,076,024
86,578 Independence Realty Trust, Inc. 1,531,565
2,605 Mid-America Apartment
Communities, Inc. 385,566
53,095 UDR, Inc. 2,167,869
Total 15,131,886
Office REITs  1.7%
8,696 BXP, Inc. 586,719
28,520 Cousins Properties, Inc. 856,455
44,263 Easterly Government Properties,
Inc. 982,639
2,324 Peakstone Realty Trust 30,700
Total 2,456,513
Shares Common Stock  99.2% Value
Other Specialized REITs  11.7%
41,126 EPR Properties $ 2,396,001
21,366 Four Corners Property Trust, Inc. 574,959
45,683 Gaming and Leisure Properties,
Inc. 2,132,482
42,904 Iron Mountain, Inc. 4,400,663
2,468 Lamar Advertising Company 299,517
23,146 Millrose Properties, Inc. 659,892
4,403 Outfront Media, Inc. 71,857
14,023 Safehold, Inc. 218,198
322,146 Uniti Group, Inc.
a
1,391,671
129,346 VICI Properties, Inc. 4,216,680
Total 16,361,920
Retail REITs  18.1%
10,349 Agree Realty Corporation 756,098
58,654 Brixmor Property Group, Inc. 1,527,350
5,408 Curbline Properties Corporation 123,465
6,280 Federal Realty Investment Trust 596,537
20,449 Getty Realty Corporation 565,211
55,258 InvenTrust Properties Corporation 1,514,069
139,712 Kimco Realty Corporation 2,936,746
30,599 Kite Realty Group Trust 693,067
41,208 NetSTREIT Corporation 697,652
24,852 NNN REIT, Inc. 1,073,109
11,030 Phillips Edison and Company, Inc. 386,381
91,698 Realty Income Corporation 5,282,722
32,182 Regency Centers Corporation 2,292,324
34,833 Simon Property Group, Inc. 5,599,753
44,941 Tanger, Inc. 1,374,296
Total 25,418,780
Self-Storage REITs  5.6%
24,268 Extra Space Storage, Inc. 3,578,074
14,409 Public Storage 4,227,889
Total 7,805,963
Single-Family Residential REITs  1.3%
2,924 Equity Lifestyle Properties, Inc. 180,323
34,297 Invitation Homes, Inc. 1,124,942
4,643 Sun Communities, Inc. 587,293
Total 1,892,558
Telecom Tower REITs  11.8%
48,445 American Tower Corporation 10,707,314
31,236 Crown Castle, Inc. 3,208,874
11,556 SBA Communications Corporation 2,713,811
Total 16,629,999
Timber REITs  0.4%
22,019 Weyerhaeuser Company 565,668
Total 565,668
Total Common Stock
(cost $102,147,468) 139,307,318
Shares or
Principal
Amount Short-Term Investments 0.4% Value
Federal National Mortgage
Association Discount Notes
200,000 4.200%, 8/22/2025
b,c
198,757

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments  0.4% Value
State Street Institutional U.S.
Government Money Market
Fund
337,081 4.268%
b
$ 337,081
Total Short-Term Investments
(cost $535,867) 535,838
Total Investments (cost
$102,683,335) 99.6% $139,843,156
Other Assets and Liabilities, Net
0.4% 514,673
Total Net Assets 100.0% $140,357,829
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 38,005,520
Gross unrealized depreciation (1,413,435)
Net unrealized appreciation (depreciation) $ 36,592,085
Cost for federal income tax purposes $ 103,277,638
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 14,215,511 14,215,511 – –
Diversified REITs 4,022,783 4,022,783 – –
Health Care REITs 17,096,995 17,096,995 – –
Hotel & Resort REITs 3,562,987 3,562,987 – –
Industrial REITs 14,145,755 14,145,755 – –
Multi-Family Residential REITs 15,131,886 15,131,886 – –
Office REITs 2,456,513 2,456,513 – –
Other Specialized REITs 16,361,920 16,361,920 – –
Retail REITs 25,418,780 25,418,780 – –
Self-Storage REITs 7,805,963 7,805,963 – –
Single-Family Residential REITs 1,892,558 1,892,558 – –
Telecom Tower REITs 16,629,999 16,629,999 – –
Timber REITs 565,668 565,668 – –
Short-Term Investments 535,838 337,081 198,757 –
Subtotal Investments in Securities $139,843,156 $139,644,399 $198,757 $–
Total Investments at Value $139,843,156
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,567 26,567 – –
Total Asset Derivatives $26,567 $26,567 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling
$198,757 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 35 September 2025 $ 1,067,839 $ 26,567
Total Futures Long Contracts $ 1,067,839 $ 26,567
Total Futures Contracts $ 1,067,839 $26,567
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Real Estate Securities
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 26,567
Total Equity Contracts 26,567
Total Asset Derivatives $26,567
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for Real
Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (17,964)
Total Equity Contracts
(17,964)
Total ($17,964)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Real Estate Securities Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 61,428
Total Equity Contracts 61,428
Total $61,428
The following table presents Real Estate Securities Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,075,703

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $1,637 $1,299 $2,936 $– – –
Total Affiliated Short-Term Investments 1,637 – –
Total Value $1,637 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Total Value $– $– $ –

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income 99.8% Value
Asset-Backed Securities  15.4%
ACHV ABS Trust
$ 359,397
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
$ 362,562
913,484
5.070%,  10/27/2031, Ser.
2024-2PL, Class A
a
916,459
Affirm Asset Securitization Trust
2,200,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,207,892
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,908,642
67,948
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a
68,004
1,154,467
5.220%,  12/17/2029, Ser.
2024-X2, Class A
a
1,155,042
2,031,399
5.080%,  4/15/2030, Ser.
2025-X1, Class A
a
2,033,300
Affirm Master Trust
2,500,000
4.990%,  2/15/2033, Ser.
2025-1A, Class A
a
2,519,200
American Credit Acceptance
Receivables Trust
1,620,000
4.850%,  5/14/2029, Ser.
2025-2, Class B
a
1,624,484
Annisa CLO, Ltd.
1,500,000
5.770%,  (TSFR3M +
1.500%), 7/20/2031, Ser.
2016-2A, Class BRR
a,b
1,500,082
Auxilior Term Funding, LLC
1,304,417
5.840%,  3/15/2027, Ser.
2024-1A, Class A2
a
1,310,977
Avis Budget Rental Car Funding
AESOP, LLC
3,210,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
3,274,234
2,450,000
5.250%,  4/20/2029, Ser.
2023-1A, Class A
a
2,497,355
Benefit Street Partners CLO IV, Ltd.
2,500,000
6.170%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,b
2,501,735
BRAVO Residential Funding Trust
994,255
5.055%,  (SOFR30A +
0.750%), 7/25/2025, Ser.
2021-HE2, Class A1
a,b
991,263
CarVal CLO I, Ltd.
2,800,000
6.111%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,b
2,802,307
CarVal CLO III, Ltd.
3,000,000
5.670%,  (TSFR3M +
1.400%), 7/20/2032, Ser.
2019-2A, Class BR2
a,b
2,994,453
Cascade Funding Mortgage Trust
141,149
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
139,697
Cascade Funding Mortgage Trust,
LLC
228,956
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,b
226,769
Chenango Park CLO, Ltd.
2,000,000
6.056%,  (TSFR3M +
1.800%), 4/15/2030, Ser.
2018-1A, Class BR
a,b
2,003,384
Principal
Amount Long-Term Fixed Income  99.8% Value
Asset-Backed Securities  15.4% - continued
Commonbond Student Loan Trust
$ 149,857
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
$ 142,868
222,815
4.934%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
220,097
Dryden 61 CLO, Ltd.
1,750,000
5.836%,  (TSFR3M +
1.580%), 1/17/2032, Ser.
2018-61A, Class B2R
a,b
1,752,390
Dryden 72 CLO, Ltd.
1,100,000
5.976%,  (TSFR3M +
1.650%), 5/15/2032, Ser.
2019-72A, Class BRR
a,b
1,102,315
ECMC Group Student Loan Trust
2,899,648
5.255%,  (SOFR30A +
0.950%), 7/25/2025, Ser.
2025-1A, Class A
a,b
2,871,720
1,538,951
5.455%,  (SOFR30A +
1.150%), 7/25/2025, Ser.
2024-1A, Class A
a,b
1,541,436
Education Funding Trust
746,170
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
704,411
Enterprise Fleet Financing, LLC
1,500,000
4.700%,  6/20/2031, Ser.
2024-4, Class A4
a
1,517,185
Ford Credit Floorplan Master
Owner Trust A
1,500,000
4.400%,  9/15/2031, Ser.
2024-4, Class A
a
1,501,978
Foundation Finance Trust
688,236
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
649,599
1,608,124
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
1,676,141
GM Financial Automobile Leasing
Trust
750,000
4.220%,  10/20/2028, Ser.
2024-3, Class A4 747,954
GMAC Mortgage Corporation
Loan Trust
26,139
4.934%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
12,654
GoldenTree Loan Management US
CLO 11, Ltd.
1,000,000
5.350%,  (TSFR3M +
1.080%), 10/20/2034, Ser.
2021-11A, Class AR
a,b
999,520
GreatAmerica Leasing
Receivables Funding, LLC
630,000
4.520%,  10/15/2027, Ser.
2025-1, Class A2
a
630,747
GSAA Home Equity Trust
115,335
6.384%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
b
185,458
844,141
4.294%,  8/25/2034, Ser.
2004-10, Class M2
b
775,310
Hertz Vehicle Financing III, LLC
975,000
5.490%,  6/25/2027, Ser.
2023-1A, Class A
a
979,972

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Asset-Backed Securities  15.4% - continued
$ 950,000
5.440%,  1/25/2029, Ser.
2024-1A, Class A
a
$ 964,460
1,275,000
4.910%,  9/25/2029, Ser.
2025-1A, Class A
a
1,279,281
1,350,000
5.590%,  12/26/2029, Ser.
2025-3A, Class B
a
1,355,748
Hertz Vehicle Financing, LLC
1,587,500
6.560%,  9/25/2026, Ser.
2022-4A, Class D
a
1,587,376
KKR Static CLO I, Ltd.
1,086,622
5.250%,  (TSFR3M +
0.980%), 7/20/2031, Ser.
2022-1A, Class AR2
a,b
1,085,546
1,500,000
5.720%,  (TSFR3M +
1.450%), 7/20/2031, Ser.
2022-1A, Class BR2
a,b
1,495,061
Lendbuzz Securitization Trust
1,600,000
5.100%,  10/15/2030, Ser.
2025-1A, Class A2
a
1,605,268
M&T Bank Auto Receivables Trust
1,000,000
4.890%,  7/15/2032, Ser.
2025-1A, Class A4
a
1,016,763
Madison Park Funding XXXIX, Ltd.
2,500,000
6.022%,  (TSFR3M +
1.750%), 10/22/2034, Ser.
2021-39A, Class BR
a,b
2,503,670
Marathon CLO, Ltd.
2,250,000
5.848%,  (TSFR3M +
1.550%), 4/15/2034, Ser.
2021-16A, Class A2R
a,b,d
2,250,000
Marlette Funding Trust
246,694
5.950%,  7/17/2034, Ser.
2024-1A, Class A
a
247,055
MFA Trust
922,305
6.330%,  9/25/2054, Ser.
2024-NPL1, Class A1
e
924,781
National Collegiate Trust
365,900
4.576%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
357,792
Navient Student Loan Trust
1,213,623
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,179,706
Oak Street Investment
1,952,769
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,905,657
Octane Receivables Trust
843,083
5.800%,  7/20/2032, Ser.
2024-2A, Class A2
a
850,583
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,412,351
OZLM XVII, Ltd.
2,800,000
6.270%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,b
2,796,310
Pagaya AI Debt Grantor Trust
813,098
5.331%,  1/15/2032, Ser.
2024-8, Class A
a
815,327
1,671,865
5.092%,  7/15/2032, Ser.
2024-11, Class A
a
1,674,309
Principal
Amount Long-Term Fixed Income  99.8% Value
Asset-Backed Securities  15.4% - continued
$ 1,850,000
5.365%,  12/15/2032, Ser.
2025-3, Class A2
a
$ 1,852,389
Pagaya AI Debt Grantor Trust and
Pagaya AI Debt Trust
2,174,602
6.093%,  11/15/2031, Ser.
2024-6, Class A
a
2,188,630
Palmer Square Loan Funding, Ltd.
2,136,485
5.306%,  (TSFR3M +
1.050%), 10/15/2032, Ser.
2024-1A, Class A1
a,b
2,135,009
1,250,000
5.706%,  (TSFR3M +
1.450%), 10/15/2032, Ser.
2024-1A, Class A2
a,b
1,251,633
2,000,000
5.706%,  (TSFR3M +
1.450%), 1/15/2033, Ser.
2024-2A, Class A2
a,b
1,997,848
2,000,000
5.521%,  (TSFR3M +
1.200%), 2/15/2033, Ser.
2025-1A, Class A2
a,b
1,982,516
2,250,000
5.698%,  (TSFR3M +
1.400%), 7/15/2033, Ser.
2025-2A, Class A2
a,b,d
2,250,000
PPM CLO 2, Ltd.
3,750,000
5.761%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,b
3,752,539
PRET, LLC
1,089,626
5.835%,  3/25/2055, Ser.
2025-NPL2, Class A1
a,e
1,085,523
736,975
6.368%,  4/25/2055, Ser.
2025-NPL4, Class A1
a,e
740,732
881,936
6.996%,  7/25/2054, Ser.
2024-NPL4, Class A1
a,e
883,316
Terwin Mortgage Trust
622,642
5.934%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
617,521
Towd Point Asset Trust
743,237
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
711,639
Upstart Securitization Trust
57,139
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
57,182
Vericrest Opportunity Loan
Transferee
85,405
6.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a
85,358
951,510
4.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,e
950,047
Wheels Fleet Lease Funding 1,
LLC
1,000,000
4.800%,  9/19/2039, Ser.
2024-3A, Class A1
a
1,004,875
Total 103,903,397
Basic Materials  0.9%
Eastman Chemical Company
1,100,000 5.000%,  8/1/2029 1,115,343
Georgia-Pacific, LLC
825,000 4.400%,  6/30/2028
a
829,139
Glencore Funding, LLC
1,500,000 5.338%,  4/4/2027
a
1,520,592
1,475,000 6.125%,  10/6/2028
a
1,543,354

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Basic Materials  0.9% - continued
International Flavors & Fragrances,
Inc.
$ 196,000 1.832%,  10/15/2027
a
$ 184,647
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,069,559
Total 6,262,634
Capital Goods  1.9%
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,113,569
Amrize Finance US, LLC
535,000 4.700%,  4/7/2028
a
539,860
BAE Systems plc
935,000 5.000%,  3/26/2027
a
945,751
Boeing Company
1,750,000 2.196%,  2/4/2026 1,722,686
650,000 6.259%,  5/1/2027 668,730
Eaton Capital, ULC
550,000 4.450%,  5/9/2030 552,577
Howmet Aerospace, Inc.
1,100,000 3.000%,  1/15/2029 1,051,138
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 257,691
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026 854,914
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,232,934
Siemens Funding BV
550,000 4.350%,  5/26/2028
a
554,240
Sonoco Products Company
850,000 4.450%,  9/1/2026 849,145
Spirit AeroSystems, Inc.
1,425,000 4.600%,  6/15/2028 1,400,761
Veralto Corporation
1,100,000 5.500%,  9/18/2026 1,113,107
Total 12,857,103
Collateralized Mortgage Obligations  10.6%
A&D Mortgage Trust
2,421,788
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,e
2,442,445
1,440,292
5.464%,  8/25/2069, Ser.
2024-NQM4, Class A1
a
1,442,988
ACRA Trust
2,101,121
5.912%,  10/25/2064, Ser.
2024-NQM1, Class A2
a,e
2,106,843
Banc of America Funding Trust
199,549
6.490%,  1/25/2035, Ser.
2004-D, Class 4A1
b
202,304
414,170
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 412,038
Bear Stearns ARM Trust
75,594
7.080%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
71,566
CAFL Issuer, LLC
2,321,174
4.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a
2,319,538
Principal
Amount Long-Term Fixed Income  99.8% Value
Collateralized Mortgage Obligations  10.6% -
continued
CHNGE Mortgage Trust
$ 964,359
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,b
$ 986,281
1,285,153
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,218,154
1,250,749
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,b
1,257,143
1,959,926
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,b
1,906,823
1,989,640
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,e
1,996,981
1,296,855
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,e
1,307,680
Citigroup Mortgage Loan Trust,
Inc.
427,185
5.453%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
408,582
COLT Mortgage Loan Trust
1,748,921
5.443%,  9/25/2069, Ser.
2024-INV3, Class A1
a,e
1,751,564
1,665,909
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,b
1,501,572
Countrywide Alternative Loan Trust
132,830
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 85,598
142,617
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 113,818
Credit Suisse Mortgage Capital
Certificates
2,415,438
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,b
2,111,155
Cross Mortgage Trust
2,000,000
5.509%,  7/25/2070, Ser.
2025-H5, Class A1
a,b
1,999,758
Deephaven Residential Mortgage
Trust
1,900,561
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,b
1,741,572
1,966,469
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,b
1,720,552
Federal National Mortgage
Association - REMIC
1,786,049
4.000%,  7/25/2053, Ser.
2024-76, Class DA 1,743,234
Flagstar Mortgage Trust
1,292,568
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,b
1,163,347
GCAT Trust
1,464,905
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,b
1,326,196
1,101,834
5.500%,  12/25/2054, Ser.
2024-INV4, Class A6
a,b
1,106,558
GS Mortgage-Backed Securities
Trust
230,874
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
217,254
J.P. Morgan Alternative Loan Trust
474,866
5.061%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
356,462

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Collateralized Mortgage Obligations  10.6% -
continued
LHOME Mortgage Trust
$ 1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,e
$ 1,103,312
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,e
1,261,506
2,000,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,e
2,021,388
MFA Trust
1,720,621
4.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a
1,683,013
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,e
2,257,506
Morgan Stanley Residential
Mortgage Loan Trust
1,233,260
5.530%,  5/25/2070, Ser.
2025-NQM3, Class A1
a,b
1,238,441
Mortgage Equity Conversion Asset
Trust
436,444
4.490%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
431,907
363,255
4.460%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
361,729
NYMT Loan Trust
1,314,640
5.379%,  6/25/2069, Ser.
2024-INV1, Class A1
a,b
1,313,369
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,e
1,005,683
1,500,000
6.509%,  5/25/2039, Ser.
2024-BPL2, Class A1
a,e
1,516,074
Palisades Mortgage Loan Trust
275,521
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
274,302
PRET Trust
1,947,512
4.000%,  8/25/2064, Ser.
2025-RPL2, Class A1
a,e
1,883,089
PRPM, LLC
1,825,893
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,e
1,790,123
972,276
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,e
974,040
927,627
5.699%,  11/25/2029, Ser.
2024-6, Class A1
a,e
929,796
Radnor Re, Ltd.
684,709
6.305%,  (SOFR30A +
2.000%), 9/25/2034, Ser.
2024-1, Class M1A
a,b
685,380
Roc Mortgage Trust
141,755
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,b
141,270
1,500,000
5.589%,  10/25/2039, Ser.
2024-RTL1, Class A1
a,e
1,499,199
2,000,000
5.625%,  2/25/2040, Ser.
2025-RTL1, Class A1
a,e
2,004,133
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,e
2,766,768
1,200,000
5.524%,  2/25/2040, Ser.
2025-RRTL1, Class A1
a,e
1,200,142
Principal
Amount Long-Term Fixed Income  99.8% Value
Collateralized Mortgage Obligations  10.6% -
continued
TRK Trust
$ 1,814,438
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,b
$ 1,692,181
1,187,906
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,b
1,052,141
Vericrest Opportunity Loan
Transferee
93,880
6.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a
93,851
Verus Securitization Trust
1,261,586
5.623%,  5/25/2070, Ser.
2025-3, Class A1
a,e
1,268,044
2,850,000
5.580%,  6/25/2070, Ser.
2025-5, Class A2
a,e
2,861,852
1,056,179
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,b
946,129
Wachovia Mortgage Loan Trust,
LLC
10,325
6.988%,  5/20/2036, Ser.
2006-A, Class 2A1
b
10,089
Total 71,284,463
Commercial Mortgage-Backed Securities  3.2%
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,934,622
2,000,000
3.655%,  6/17/2042, Ser.
2025-SFR1, Class A
a
1,908,749
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,250,000
4.508%,  7/25/2029, Ser.
K528, Class A2
c
2,277,858
1,000,000
4.791%,  9/25/2029, Ser.
K529, Class A2
c
1,023,209
Home Partners of America Trust
2,015,823
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,940,568
Progress Residential Trust
2,368,857
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,309,060
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
2,084,445
1,000,000
3.400%,  2/17/2042, Ser.
2025-SFR1, Class A
a
947,490
900,000
3.305%,  4/17/2042, Ser.
2025-SFR2, Class A
a
847,303
Silver Hill Trust
562,619
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,b
553,747
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,163,808
1,197,679
4.750%,  6/17/2040, Ser.
2024-SFR2, Class A
a
1,200,766
1,250,000
5.700%,  6/20/2040, Ser.
2024-SFR2, Class B
a
1,270,520
Total 21,462,145

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Communications Services  2.6%
American Tower Corporation
$ 500,000 1.450%,  9/15/2026 $ 482,992
1,200,000 5.500%,  3/15/2028 1,233,351
AppLovin Corporation
2,000,000 5.125%,  12/1/2029 2,026,032
AT&T, Inc.
1,000,000 4.700%,  8/15/2030 1,009,076
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
484,000 4.908%,  7/23/2025 483,965
500,000 6.150%,  11/10/2026 509,571
1,250,000 4.200%,  3/15/2028 1,239,059
1,025,000 6.100%,  6/1/2029 1,073,118
Comcast Corporation
550,000 5.100%,  6/1/2029 567,589
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 744,443
750,000 4.900%,  9/1/2029 756,748
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,115,583
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,973,698
Take-Two Interactive Software, Inc.
750,000 5.400%,  6/12/2029 772,295
T-Mobile USA, Inc.
1,875,000 4.850%,  1/15/2029 1,901,092
Warnermedia Holdings, Inc.
569,000 3.755%,  3/15/2027 529,574
Total 17,418,186
Consumer Cyclical  6.0%
American Honda Finance
Corporation
1,000,000 4.900%,  7/9/2027 1,012,279
1,000,000 4.450%,  10/22/2027 1,002,945
1,200,000 5.650%,  11/15/2028 1,246,696
Darden Restaurants, Inc.
1,000,000 4.350%,  10/15/2027 1,001,913
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,092,674
600,000 5.125%,  11/5/2026 598,522
1,125,000 5.800%,  3/5/2027 1,133,876
1,500,000 5.113%,  5/3/2029 1,466,684
General Motors Company
625,000 6.125%,  10/1/2025 626,113
850,000 5.350%,  4/15/2028 862,922
General Motors Financial
Company, Inc.
550,000 5.400%,  5/8/2027 557,987
1,100,000 5.350%,  7/15/2027 1,116,482
1,100,000 5.050%,  4/4/2028 1,108,340
1,000,000 5.800%,  1/7/2029 1,029,956
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,683,967
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,130,439
750,000 6.250%,  11/3/2025
a
752,940
750,000 1.650%,  9/17/2026
a,f
723,916
1,100,000 5.300%,  3/19/2027
a
1,112,046
Principal
Amount Long-Term Fixed Income  99.8% Value
Consumer Cyclical  6.0% - continued
$ 1,275,000 4.875%,  6/23/2027
a
$ 1,282,355
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
735,135
Las Vegas Sands Corporation
935,000 5.900%,  6/1/2027 955,258
950,000 5.625%,  6/15/2028 969,034
Lennar Corporation
1,300,000 5.200%,  7/30/2030 1,324,448
McDonald's Corporation
700,000 4.800%,  8/14/2028 713,120
1,125,000 5.000%,  5/17/2029 1,155,644
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
932,489
1,150,000 4.800%,  11/13/2026
a
1,156,008
Nissan Motor Acceptance
Company, LLC
1,300,000 5.300%,  9/13/2027
a
1,281,647
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,119,490
PACCAR Financial Corporation
700,000 4.000%,  9/26/2029 696,268
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,755,576
Royal Caribbean Cruises, Ltd.
1,800,000 5.500%,  4/1/2028
a
1,822,397
Stellantis Finance US, Inc.
1,750,000 5.350%,  3/17/2028
a
1,764,570
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 758,891
1,000,000 4.950%,  1/9/2030 1,022,625
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,109,897
Walmart, Inc.
900,000 4.350%,  4/28/2030 910,305
Total 40,725,854
Consumer Non-Cyclical  6.4%
AbbVie, Inc.
1,800,000 4.650%,  3/15/2028 1,827,212
Altria Group, Inc.
365,000 4.875%,  2/4/2028 369,983
1,100,000 6.200%,  11/1/2028 1,161,142
Amgen, Inc.
825,000 5.150%,  3/2/2028 842,953
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,448,149
1,100,000 5.931%,  2/2/2029 1,154,353
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,262,215
Bunge, Ltd. Finance Corporation
1,300,000 4.100%,  1/7/2028 1,291,989
Campbell's Company
370,000 5.300%,  3/20/2026 371,741
Cargill, Inc.
1,100,000 4.625%,  2/11/2028
a
1,113,478
Colgate-Palmolive Company
925,000 4.200%,  5/1/2030 928,814

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Consumer Non-Cyclical  6.4% - continued
Conagra Brands, Inc.
$ 1,250,000 4.850%,  11/1/2028 $ 1,262,103
CVS Health Corporation
900,000 5.000%,  2/20/2026 901,179
1,500,000 5.400%,  6/1/2029 1,543,749
Eli Lilly & Company
1,500,000 4.550%,  2/12/2028 1,519,775
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,141,112
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,083,920
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,251,356
1,400,000 5.000%,  3/1/2028 1,420,800
Illumina, Inc.
500,000 4.650%,  9/9/2026 500,594
Imperial Brands Finance plc
825,000 4.500%,  6/30/2028
a,d
824,901
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 2.500%,  1/15/2027 1,945,436
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,518,632
Kraft Heinz Foods Company
1,500,000 3.000%,  6/1/2026 1,480,421
Mars, Inc.
900,000 4.600%,  3/1/2028
a
907,316
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,971,040
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,508,934
Pfizer Investment Enterprises,
Private Ltd.
1,100,000 4.450%,  5/19/2028 1,108,813
Philip Morris International, Inc.
900,000 4.875%,  2/15/2028 915,157
1,500,000 4.125%,  4/28/2028 1,497,066
375,000 4.875%,  2/13/2029 381,617
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025 2,657,319
500,000 5.150%,  9/2/2029 510,231
Stryker Corporation
1,100,000 4.700%,  2/10/2028 1,114,912
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,593,001
Total 43,331,413
Energy  4.0%
APA Corporation
1,100,000 4.375%,  10/15/2028
a
1,058,010
BP Capital Markets America, Inc.
550,000 4.699%,  4/10/2029 558,181
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,398,383
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,473,240
Principal
Amount Long-Term Fixed Income  99.8% Value
Energy  4.0% - continued
Columbia Pipelines Holding
Company, LLC
$ 925,000 6.055%,  8/15/2026
a
$ 936,276
740,000 6.042%,  8/15/2028
a
770,496
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,560,952
Diamondback Energy, Inc.
750,000 5.200%,  4/18/2027 760,244
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,119,557
Energy Transfer, LP
750,000 6.050%,  12/1/2026 765,795
1,100,000 5.250%,  7/1/2029 1,126,939
EOG Resources, Inc.
365,000 4.400%,  7/15/2028
d
367,107
Helmerich & Payne, Inc.
1,300,000 4.650%,  12/1/2027
a,f
1,287,996
Kinder Morgan, Inc.
700,000 5.100%,  8/1/2029 714,277
1,050,000 5.150%,  6/1/2030 1,072,071
MPLX, LP
1,100,000 1.750%,  3/1/2026 1,078,752
National Fuel Gas Company
900,000 5.500%,  3/15/2030 924,952
Occidental Petroleum Corporation
500,000 5.000%,  8/1/2027 504,303
ONEOK, Inc.
500,000 5.550%,  11/1/2026 506,879
1,000,000 4.250%,  9/24/2027 998,318
500,000 5.650%,  11/1/2028 517,977
Ovintiv, Inc.
1,200,000 5.375%,  1/1/2026 1,201,074
Phillips 66 Company
800,000 4.950%,  12/1/2027 812,467
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 749,810
Schlumberger Holdings
Corporation
525,000 5.000%,  5/29/2027
a
531,798
South Bow USA Infrastructure
Holdings, LLC
700,000 4.911%,  9/1/2027
a
704,492
Var Energi ASA
450,000 5.875%,  5/22/2030
a
461,020
Williams Companies, Inc.
1,100,000 4.625%,  6/30/2030 1,100,761
Total 27,062,127
Financials  34.2%
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,b
1,123,955
AEGON Funding Company, LLC
1,125,000 5.500%,  4/16/2027
a,f
1,138,665
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,200,000 1.750%,  1/30/2026 1,179,020
250,000 2.450%,  10/29/2026 243,569
900,000 6.100%,  1/15/2027 919,973
665,000 6.450%,  4/15/2027 686,667
1,075,000 4.625%,  9/10/2029 1,075,238

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Financials  34.2% - continued
Aircastle, Ltd.
$ 2,100,000 5.250%,  8/11/2025
a
$ 2,099,832
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025 3,006,820
600,000 5.737%,  5/15/2029
b
610,682
American Express Company
1,250,000 5.098%,  2/16/2028
b
1,264,156
500,000 5.043%,  7/26/2028
b
506,829
1,100,000 4.731%,  4/25/2029
b
1,112,509
365,000 5.085%,  1/30/2031
b
373,567
American Homes 4 Rent, LP
425,000 4.950%,  6/15/2030 429,337
American International Group, Inc.
750,000 4.850%,  5/7/2030 761,938
Aon North America, Inc.
1,100,000 5.125%,  3/1/2027 1,112,968
Apollo Debt Solutions BDC
1,370,000 6.900%,  4/13/2029 1,430,090
Ares Capital Corporation
1,350,000 3.875%,  1/15/2026 1,342,963
800,000 2.150%,  7/15/2026 779,557
Ares Strategic Income Fund
600,000 5.700%,  3/15/2028 604,849
875,000 5.600%,  2/15/2030 872,353
Arthur J. Gallagher & Company
450,000 4.600%,  12/15/2027 453,345
450,000 4.850%,  12/15/2029 456,613
Associated Banc-Corp
700,000 6.455%,  8/29/2030
b
719,365
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,887,923
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,499,233
725,000 4.750%,  4/14/2027
a
725,693
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,646,526
401,000 2.125%,  2/21/2026
a
393,593
600,000 4.950%,  1/15/2028
a
603,134
1,050,000 5.375%,  5/30/2030
a
1,069,594
Banco Santander SA
600,000 4.175%,  3/24/2028
b
596,493
1,000,000 5.365%,  7/15/2028
b
1,018,397
1,000,000 5.588%,  8/8/2028 1,033,035
Bank of America Corporation
1,000,000 4.827%,  7/22/2026
b
999,998
1,500,000 1.734%,  7/22/2027
b
1,457,968
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,130,709
500,000 5.370%,  6/4/2027
f
510,630
750,000 4.567%,  9/10/2027
b
751,722
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
b,g
698,067
750,000 6.317%,  10/25/2029
b
796,477
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,827,149
Bank of Nova Scotia
1,000,000 4.404%,  9/8/2028
b
1,001,697
Barclays plc
1,100,000 6.496%,  9/13/2027
b
1,124,411
Principal
Amount Long-Term Fixed Income  99.8% Value
Financials  34.2% - continued
$ 500,000 2.279%,  11/24/2027
b
$ 484,862
550,000 5.674%,  3/12/2028
b
560,431
850,000 4.837%,  9/10/2028
b
856,561
1,100,000 5.086%,  2/25/2029
b
1,113,670
Blackstone Private Credit Fund
600,000 4.950%,  9/26/2027 597,028
Blackstone Secured Lending Fund
1,025,000 5.875%,  11/15/2027 1,046,242
900,000 5.350%,  4/13/2028 906,391
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026 779,151
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 645,874
1,100,000 6.600%,  9/15/2029 1,131,842
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
748,005
1,800,000 3.750%,  6/17/2026
a
1,764,648
1,025,000 6.750%,  4/4/2029 1,045,331
BNP Paribas SA
1,300,000 1.323%,  1/13/2027
a,b
1,277,378
825,000 4.792%,  5/9/2029
a,b
829,213
850,000 5.176%,  1/9/2030
a,b
867,723
Boston Properties, LP
1,500,000 3.650%,  2/1/2026 1,490,276
BPCE SA
750,000 5.975%,  1/18/2027
a,b
755,098
Brown & Brown, Inc.
725,000 4.600%,  12/23/2026 728,385
550,000 4.900%,  6/23/2030 555,118
CaixaBank SA
1,100,000 4.634%,  7/3/2029
a,b,d
1,102,740
Canadian Imperial Bank of
Commerce
1,000,000 5.237%,  6/28/2027 1,017,979
1,100,000 4.857%,  3/30/2029
b
1,111,833
Capital One Financial Corporation
1,500,000 4.985%,  7/24/2026
b
1,499,933
Capital One NA
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
1,316,559
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,969,695
1,200,000 4.625%,  12/15/2029 1,167,159
Charles Schwab Corporation
1,250,000 4.000%,  6/1/2026
b,g
1,231,228
Chubb INA Holdings, LLC
1,250,000 4.650%,  8/15/2029 1,271,304
Citadel Securities Global Holdings,
LLC
365,000 5.500%,  6/18/2030
a
369,337
Citadel, LP
1,450,000 6.000%,  1/23/2030
a
1,499,155
Citibank NA
1,291,000 4.576%,  5/29/2027 1,298,090
850,000 4.876%,  11/19/2027
b
855,171
Citigroup, Inc.
500,000 4.000%,  12/10/2025
b,g
496,476
1,150,000 1.122%,  1/28/2027
b
1,127,321
1,025,000 4.643%,  5/7/2028
b
1,027,717
650,000 5.174%,  2/13/2030
b
663,152

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Financials  34.2% - continued
Citizens Financial Group, Inc.
$ 900,000 5.253%,  3/5/2031
b
$ 912,056
Comerica, Inc.
585,000 5.625%,  7/1/2025
b,g
585,000
Commonwealth Bank of Australia/
New York, NY
1,500,000 4.423%,  3/14/2028 1,514,838
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 441,418
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 986,771
Corebridge Global Funding
1,425,000 4.650%,  8/20/2027
a
1,435,093
Cousins Properties, LP
1,000,000 5.250%,  7/15/2030 1,018,895
Credit Agricole SA
750,000 1.247%,  1/26/2027
a,b
735,696
1,000,000 4.631%,  9/11/2028
a,b
1,001,178
550,000 5.230%,  1/9/2029
a,b
558,944
725,000 6.316%,  10/3/2029
a,b
761,983
Credit Suisse Group AG
990,000 7.500%,  N/A
*,h
66,825
Deutsche Bank AG
2,000,000 6.000%,  10/30/2025
b,g
1,990,890
Deutsche Bank AG/New York, NY
1,100,000 2.129%,  11/24/2026
b
1,088,874
1,100,000 5.414%,  5/10/2029 1,139,449
700,000 4.999%,  9/11/2030
b
705,301
EPR Properties
1,875,000 4.950%,  4/15/2028 1,871,356
Equitable America Global Funding
1,100,000 4.650%,  6/9/2028
a
1,106,414
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 198,736
First Horizon Bank
1,480,000 5.750%,  5/1/2030 1,513,843
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,244,851
Fortitude Group Holdings, LLC
1,400,000 6.250%,  4/1/2030
a
1,440,333
FS KKR Capital Corporation
2,000,000 3.400%,  1/15/2026 1,982,442
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,179,635
GATX Corporation
750,000 5.400%,  3/15/2027 760,372
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
b
1,105,428
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 562,841
Goldman Sachs Group, Inc.
272,000 4.250%,  10/21/2025 271,666
1,250,000 3.615%,  3/15/2028
b
1,232,546
1,100,000 4.482%,  8/23/2028
b
1,101,461
1,100,000 6.484%,  10/24/2029
b
1,166,843
650,000 5.218%,  4/23/2031
b
666,361
Goldman Sachs Private Credit
Corporation
450,000 5.875%,  5/6/2028
a
454,831
Principal
Amount Long-Term Fixed Income  99.8% Value
Financials  34.2% - continued
Highwoods Realty, LP
$ 1,059,000 4.200%,  4/15/2029 $ 1,029,864
HPS Corporate Lending Fund
825,000 5.300%,  6/5/2027
a
826,328
HSBC Holdings plc
850,000 5.130%,  11/19/2028
b
860,810
750,000 4.899%,  3/3/2029
b
756,352
HSBC USA, Inc.
1,475,000 4.650%,  6/3/2028 1,486,634
Huntington Bank Auto Credit-
Linked Notes
183,812
5.442%,  10/20/2032, Ser.
2024-2, Class B1
a
185,538
ING Groep NV
1,250,000 1.726%,  4/1/2027
b
1,224,334
1,000,000 4.017%,  3/28/2028
b
993,470
1,100,000 4.858%,  3/25/2029
b
1,111,192
JPMorgan Chase & Company
1,000,000 3.650%,  6/1/2026
b,g
983,766
2,500,000 1.045%,  11/19/2026
b
2,466,247
725,000 1.040%,  2/4/2027
b
710,050
1,150,000 5.571%,  4/22/2028
b
1,173,598
1,250,000 4.979%,  7/22/2028
b
1,266,029
800,000 4.851%,  7/25/2028
b
808,340
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 499,753
KeyCorp
1,500,000 5.121%,  4/4/2031
b,f
1,517,904
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,797,037
Lincoln Financial Global Funding
500,000 5.300%,  1/13/2030
a
513,774
Lloyds Banking Group plc
350,000 4.582%,  12/10/2025 349,654
550,000 5.985%,  8/7/2027
b
558,337
1,125,000 5.462%,  1/5/2028
b
1,140,244
1,000,000 3.750%,  3/18/2028
b
987,791
600,000 5.087%,  11/26/2028
b
607,884
LPL Holdings, Inc.
900,000 5.200%,  3/15/2030 913,974
M&T Bank Corporation
750,000 3.500%,  9/1/2026
b,g
724,294
Macquarie Airfinance Holdings,
Ltd.
1,035,000 6.400%,  3/26/2029
a
1,080,492
700,000 5.150%,  3/17/2030
a
699,530
Manufacturers & Traders Trust
Company
1,000,000 4.650%,  1/27/2026 999,995
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,117,642
Met Tower Global Funding
1,000,000 4.000%,  10/1/2027
a
993,924
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,139,521
Mizuho Financial Group, Inc.
1,275,000 4.711%,  7/8/2031
b,d
1,274,839
Morgan Stanley
1,750,000 5.000%,  11/24/2025 1,752,625
500,000 4.679%,  7/17/2026
b
499,923
1,000,000 6.138%,  10/16/2026
b
1,004,301

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Financials  34.2% - continued
$ 1,000,000 0.985%,  12/10/2026
b
$ 984,077
1,125,000 5.652%,  4/13/2028
b
1,149,977
2,000,000 5.164%,  4/20/2029
b
2,039,200
465,000 5.449%,  7/20/2029
b
478,230
Morgan Stanley Bank NA
1,150,000 4.447%,  10/15/2027
b
1,151,686
1,100,000 5.016%,  1/12/2029
b
1,117,102
Morgan Stanley Direct Lending
Fund
1,425,000 6.150%,  5/17/2029 1,458,229
National Bank of Canada
1,300,000 5.600%,  7/2/2027
b
1,314,307
NatWest Group plc
750,000 5.847%,  3/2/2027
b
756,615
Neuberger Berman Loan Advisers
CLO 35, Ltd.
2,150,000
5.320%,  (TSFR3M +
1.050%), 1/19/2033, Ser.
2019-35A, Class ARR
a,b
2,146,616
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,122,603
500,000 5.000%,  6/6/2029
a
511,440
Nomura Holdings, Inc.
750,000 2.329%,  1/22/2027 725,384
1,300,000 5.594%,  7/2/2027 1,328,568
Nordea Bank Abp
1,700,000 1.500%,  9/30/2026
a
1,643,421
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,121,609
Omega Healthcare Investors, Inc.
1,000,000 5.250%,  1/15/2026 1,000,494
750,000 5.200%,  7/1/2030 754,209
PNC Financial Services Group,
Inc.
1,500,000 3.400%,  9/15/2026
b,g
1,448,617
1,000,000 4.758%,  1/26/2027
b
1,001,463
750,000 6.615%,  10/20/2027
b
770,995
925,000 5.582%,  6/12/2029
b
957,950
Principal Life Global Funding II
1,000,000 4.800%,  1/9/2028
a
1,011,614
Realty Income Corporation
500,000 4.875%,  6/1/2026 501,310
Regions Financial Corporation
300,000 5.722%,  6/6/2030
b
309,841
RGA Global Funding
1,500,000 5.448%,  5/24/2029
a
1,547,243
Royal Bank of Canada
900,000 5.069%,  7/23/2027
b
906,022
1,000,000 4.510%,  10/18/2027
b
1,001,821
1,100,000 5.200%,  8/1/2028 1,131,582
750,000 4.950%,  2/1/2029 767,179
Santander Holdings USA, Inc.
750,000 2.490%,  1/6/2028
b
726,016
750,000 5.473%,  3/20/2029
b
762,583
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
b
920,732
Societe Generale SA
1,400,000 1.488%,  12/14/2026
a,b
1,379,619
850,000 5.250%,  2/19/2027
a
858,551
1,000,000 5.500%,  4/13/2029
a,b
1,017,878
Principal
Amount Long-Term Fixed Income  99.8% Value
Financials  34.2% - continued
Standard Chartered plc
$ 1,000,000 2.608%,  1/12/2028
a,b
$ 971,192
750,000 5.688%,  5/14/2028
a,b
765,034
900,000 5.545%,  1/21/2029
a,b
919,295
State Street Corporation
1,000,000 5.751%,  11/4/2026
b
1,004,422
1,250,000 4.536%,  2/28/2028 1,264,237
1,100,000 4.543%,  4/24/2028
b
1,106,999
1,300,000 5.684%,  11/21/2029
b
1,359,526
Sumitomo Mitsui Financial Group,
Inc.
1,200,000 2.174%,  1/14/2027 1,163,099
1,100,000 5.716%,  9/14/2028 1,143,658
Sumitomo Mitsui Trust Bank, Ltd.
1,100,000 5.650%,  9/14/2026
a
1,116,916
Svenska Handelsbanken AB
1,100,000 4.375%,  5/23/2028
a
1,109,387
Synchrony Financial
1,920,000 4.500%,  7/23/2025 1,918,698
500,000 5.935%,  8/2/2030
b,f
513,739
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,864,993
Toronto-Dominion Bank
1,450,000 4.861%,  1/31/2028 1,469,847
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,g
673,698
650,000 4.260%,  7/28/2026
b
649,738
1,100,000 1.267%,  3/2/2027
b
1,075,391
1,275,000 5.071%,  5/20/2031
b
1,294,379
U.S. Bancorp
750,000 5.727%,  10/21/2026
b
752,515
1,000,000 6.787%,  10/26/2027
b
1,029,422
500,000 4.548%,  7/22/2028
b
501,128
550,000 5.384%,  1/23/2030
b
566,290
1,000,000 5.100%,  7/23/2030
b
1,020,755
750,000 5.046%,  2/12/2031
b
763,465
UBS Group AG
3,350,000 1.305%,  2/2/2027
a,b
3,286,805
1,100,000 6.327%,  12/22/2027
a,b
1,129,408
875,000 6.850%,  9/10/2029
a,b,g
878,840
1,300,000 5.428%,  2/8/2030
a,b
1,335,099
USB Realty Corporation
95,000
5.665%,  (TSFR3M +
1.409%), 1/15/2027
a,b,g
75,156
Wells Fargo & Company
500,000 4.540%,  8/15/2026
b
499,894
850,000 3.526%,  3/24/2028
b
838,206
1,000,000 5.707%,  4/22/2028
b
1,021,716
1,750,000 4.970%,  4/23/2029
b
1,774,488
1,100,000 5.574%,  7/25/2029
b
1,135,813
Welltower OP, LLC
1,275,000 4.500%,  7/1/2030 1,281,035
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a
1,518,955
1,100,000 4.902%,  2/15/2028
a
1,114,538
Total 230,877,104

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Foreign Government  0.1%
NBN Company, Ltd.
$ 700,000 4.000%,  10/1/2027
a
$ 695,515
Total 695,515
Mortgage-Backed Securities  1.6%
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,500,000 5.000%,  7/1/2040
d
3,525,144
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,400,000 5.500%,  7/1/2042
d
7,398,307
47,158
6.502%,  (RFUCCT1Y +
1.502%), 1/1/2043
b
48,006
Total 10,971,457
Technology  3.3%
Broadcom, Inc.
1,000,000 4.150%,  2/15/2028 997,090
1,000,000 4.800%,  4/15/2028 1,014,463
1,350,000 5.050%,  7/12/2029 1,382,425
Dell International, LLC/EMC
Corporation
1,050,000 4.750%,  4/1/2028 1,062,289
Fiserv, Inc.
1,100,000 5.150%,  3/15/2027 1,114,364
1,100,000 5.450%,  3/2/2028 1,130,359
Foundry JV Holdco, LLC
1,100,000 5.500%,  1/25/2031
a
1,128,266
Hewlett Packard Enterprise
Company
350,000 4.450%,  9/25/2026 350,549
International Business Machines
Corporation
1,500,000 4.650%,  2/10/2028 1,517,238
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 997,252
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 355,579
Molex Electronic Technologies,
LLC
950,000 4.750%,  4/30/2028
a
955,974
Oracle Corporation
1,100,000 4.500%,  5/6/2028 1,106,704
900,000 4.800%,  8/3/2028 914,788
875,000 4.200%,  9/27/2029 868,976
Paychex, Inc.
325,000 5.100%,  4/15/2030 332,859
PayPal Holdings, Inc.
1,100,000 4.450%,  3/6/2028 1,108,943
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,232,184
Qualcomm, Inc.
825,000 4.500%,  5/20/2030 833,735
Roper Technologies, Inc.
1,075,000 4.500%,  10/15/2029 1,077,135
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
759,430
Synopsys, Inc.
700,000 4.550%,  4/1/2027 703,489
Principal
Amount Long-Term Fixed Income  99.8% Value
Technology  3.3% - continued
VMware, LLC
$ 350,000 1.400%,  8/15/2026 $ 338,514
Total 22,282,605
Transportation  1.4%
Air Canada
1,875,000 3.875%,  8/15/2026
a
1,856,061
Delta Air Lines, Inc.
1,100,000 4.950%,  7/10/2028 1,106,283
370,000 5.250%,  7/10/2030 372,375
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
358,333 4.500%,  10/20/2025
a
357,466
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
767,690
Mileage Plus Holdings, LLC/
Mileage Plus Intellectual
Property Assets, Ltd.
400,000 6.500%,  6/20/2027
a
400,525
Penske Truck Leasing Company,
LP/PTL Finance Corporation
800,000 1.200%,  11/15/2025
a
789,547
Ryder System, Inc.
925,000 4.850%,  6/15/2030 933,518
United Airlines, Inc.
1,875,000 4.375%,  4/15/2026
a
1,862,605
United Parcel Service, Inc.
600,000 4.650%,  10/15/2030 608,263
Total 9,054,333
U.S. Government & Agencies  4.4%
U.S. Treasury Notes
29,550,000 4.000%,  10/31/2029 29,831,648
Total 29,831,648
Utilities  3.8%
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,001,580
1,075,000 1.000%,  11/1/2025 1,061,760
745,000 5.200%,  1/15/2029 764,027
Capital Power US Holdings, Inc.
750,000 5.257%,  6/1/2028
a
760,159
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,138,052
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,610,466
DTE Energy Company
900,000 4.950%,  7/1/2027 910,304
950,000 5.100%,  3/1/2029 968,712
Duke Energy Carolinas, LLC
1,000,000 4.850%,  3/15/2030 1,021,985
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,005,879
Evergy Kansas Central, Inc.
650,000 4.700%,  3/13/2028 657,338
Eversource Energy
1,100,000 5.450%,  3/1/2028 1,128,371

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income  99.8% Value
Utilities  3.8% - continued
Exelon Corporation
$ 725,000 5.150%,  3/15/2028 $ 741,050
Georgia Power Company
1,100,000 4.650%,  5/16/2028 1,115,116
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,497,037
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.750%,  2/7/2028 1,114,193
1,100,000 4.800%,  3/15/2028 1,117,520
862,000
7.451%,  (TSFR3M +
3.172%), 4/30/2043
b
857,749
Nevada Power Company
725,000 6.250%,  5/15/2055
b
721,486
NextEra Energy Capital Holdings,
Inc.
900,000 5.050%,  3/15/2030 920,945
Southern California Edison
Company
400,000 4.875%,  2/1/2027 402,255
Southern Company
900,000 4.000%,  1/15/2051
b
894,799
750,000 3.750%,  9/15/2051
b
739,666
Vistra Operations Company, LLC
600,000 5.050%,  12/30/2026
a
602,933
WEC Energy Group, Inc.
460,000 5.600%,  9/12/2026 466,051
Xcel Energy, Inc.
1,050,000 4.750%,  3/21/2028 1,060,194
Total 25,279,627
Total Long-Term Fixed Income
(cost $670,646,624) 673,299,611
Shares
Collateral Held for Securities
Loaned 0.8% Value
5,584,613 Thrivent Cash Management Trust 5,584,613
Total Collateral Held for
Securities Loaned
(cost $5,584,613) 5,584,613
Shares Preferred Stock 0.3% Value
Financials  0.3%
66,000 Citigroup Capital XIII, 10.911%
b
1,941,720
Total 1,941,720
Total Preferred Stock
(cost $1,821,600) 1,941,720
Shares or
Principal
Amount Short-Term Investments 1.7% Value
State Street Institutional U.S.
Government Money Market
Fund
1,376,733 4.268%
i
1,376,733
Shares or
Principal
Amount Short-Term Investments  1.7% Value
Thrivent Core Short-Term Reserve
Fund
1,000,000 4.600% $ 10,000,000
Total Short-Term Investments
(cost $11,376,733) 11,376,733
Total Investments (cost
$689,429,570) 102.6% $692,202,677
Other Assets and Liabilities, Net
(2.6%) (17,405,119)
Total Net Assets 100.0% $674,797,558
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2025, the value of these investments was $300,336,977 or 44.5%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2025. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2025.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Short-Term
Bond Portfolio as of June 30, 2025 was $66,825 or 0.01% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2025.
Security
Acquisition
Date Cost
Credit Suisse Group AG  12/4/2013 $ 990,000

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Short-Term Bond Portfolio as of June 30, 2025:
Securities Lending Transactions
Long-Term Fixed Income $ 5,424,262
Total lending $5,424,262
Gross amount payable upon return of
collateral for securities loaned $5,584,613
Net amounts due to counterparty $160,351
Definitions:
CLO - Collateralized Loan Obligation
DAC - Designated Activity Company
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,536,602
Gross unrealized depreciation (5,330,381)
Net unrealized appreciation (depreciation) $ 2,206,221
Cost for federal income tax purposes $ 689,996,456
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Short-Term Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 103,903,397 – 103,903,397 –
Basic Materials 6,262,634 – 6,262,634 –
Capital Goods 12,857,103 – 12,857,103 –
Collateralized Mortgage Obligations 71,284,463 – 71,284,463 –
Commercial Mortgage-Backed Securities 21,462,145 – 21,462,145 –
Communications Services 17,418,186 – 17,418,186 –
Consumer Cyclical 40,725,854 – 40,725,854 –
Consumer Non-Cyclical 43,331,413 – 43,331,413 –
Energy 27,062,127 – 27,062,127 –
Financials 230,877,104 – 230,877,104 –
Foreign Government 695,515 – 695,515 –
Mortgage-Backed Securities 10,971,457 – 10,971,457 –
Technology 22,282,605 – 22,282,605 –
Transportation 9,054,333 – 9,054,333 –
U.S. Government & Agencies 29,831,648 – 29,831,648 –
Utilities 25,279,627 – 25,279,627 –
Preferred Stock
Financials 1,941,720 1,941,720 – –
Short-Term Investments 1,376,733 1,376,733 – –
Subtotal Investments in Securities $676,618,064 $3,318,453 $673,299,611 $–
Other Investments  * Total
Affiliated Short-Term Investments 10,000,000
Collateral Held for Securities Loaned 5,584,613
Subtotal Other Investments $15,584,613
Total Investments at Value $692,202,677
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Short-Term Bond Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Short-Term Bond Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $10,000 $– $10,000 1,000 1.5%
Total Affiliated Short-Term Investments – 10,000 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,061 22,212 21,688 5,585 5,585 0.8
Total Collateral Held for Securities Loaned 5,061 5,585 0.8
Total Value $5,061 $15,585
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $59
Total Income/Non Cash Income from Affiliated
Investments $59
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.0% Value
Communications Services  1.3%
47,505 CarGurus, Inc.
a
$ 1,589,992
Total 1,589,992
Consumer Discretionary  10.0%
10,031 Boot Barn Holdings, Inc.
a
1,524,712
13,610 Champion Homes, Inc.
a
852,122
5,171 Grand Canyon Education, Inc.
a
977,319
13,319 Installed Building Products, Inc. 2,401,682
22,145 Modine Manufacturing Company
a
2,181,283
2,620 Murphy USA, Inc. 1,065,816
4,481 Wingstop, Inc. 1,508,932
24,005 Wyndham Hotels & Resorts, Inc. 1,949,446
Total 12,461,312
Consumer Staples  5.3%
14,923 BJ's Wholesale Club Holdings,
Inc.
a
1,609,147
24,733 J & J Snack Foods Corporation 2,804,970
61,514 Vita Coco Company, Inc.
a
2,220,655
Total 6,634,772
Energy  0.9%
5,405 Gulfport Energy Corporation
a
1,087,324
Total 1,087,324
Financials  8.2%
33,766 Glacier Bancorp, Inc. 1,454,639
10,657 Houlihan Lokey, Inc. 1,917,727
68,013 Old National Bancorp 1,451,398
13,876 OneMain Holdings, Inc. 790,932
20,023 RLI Corporation 1,446,061
58,919 Triumph Financial, Inc.
a
3,247,026
Total 10,307,783
Health Care  16.8%
81,319 ADMA Biologics, Inc.
a
1,480,819
69,575 Concentra Group Holdings Parent,
Inc. 1,431,158
19,883 CorVel Corporation
a
2,043,575
22,373 Encompass Health Corporation 2,743,601
20,277 HealthEquity, Inc.
a
2,124,218
14,396 Inspire Medical Systems, Inc.
a
1,868,169
19,857 Merit Medical Systems, Inc.
a
1,856,232
7,254 Penumbra, Inc.
a
1,861,594
53,994 RxSight, Inc.
a
701,922
123,825 scPharmaceuticals, Inc.
a
471,773
39,885 Stevanato Group SPA
b
974,391
36,690 Twist Bioscience Corporation
a
1,349,825
48,124 Vericel Corporation
a
2,047,676
Total 20,954,953
Industrials  26.5%
42,542 Atmus Filtration Technologies, Inc. 1,549,380
16,712 BWX Technologies, Inc. 2,407,531
16,455 Casella Waste Systems, Inc.
a
1,898,578
67,768 CECO Environmental Corporation
a
1,918,512
48,249 Enerpac Tool Group Corporation 1,956,980
14,258 EnPro, Inc. 2,731,120
29,965 ExlService Holdings, Inc.
a
1,312,167
27,727 Federal Signal Corporation 2,950,707
111,732 Gates Industrial Corporation plc
a
2,573,188
11,394 Limbach Holdings, Inc.
a
1,596,299
Shares Common Stock  96.0% Value
Industrials  26.5% - continued
127,112 Masterbrand, Inc.
a
$ 1,389,334
10,241 Moog, Inc. 1,853,314
53,396 Mueller Water Products, Inc. 1,283,640
7,119 RBC Bearings, Inc.
a
2,739,391
7,699 Sterling Construction Company,
Inc.
a
1,776,390
49,955 WNS Holdings, Ltd.
a
3,159,154
Total 33,095,685
Information Technology  22.6%
25,866 Agilysys, Inc.
a
2,965,278
29,881 BlackLine, Inc.
a
1,691,862
6,735 CyberArk Software, Ltd.
a
2,740,337
18,353 Descartes Systems Group, Inc.
a
1,865,491
4,718 Fabrinet
a
1,390,300
57,241 Gitlab, Inc.
a
2,582,142
12,784 Guidewire Software, Inc.
a
3,009,993
52,398 I3 Verticals, Inc.
a
1,439,897
10,361 Impinj, Inc.
a
1,150,796
49,825 JFrog, Ltd.
a
2,186,321
16,168 Onto Innovation, Inc.
a
1,631,836
43,635 Pegasystems, Inc. 2,361,963
8,011 Silicon Laboratories, Inc.
a
1,180,501
35,988 TTM Technologies, Inc.
a
1,469,030
75,019 Weave Communications, Inc.
a
624,158
Total 28,289,905
Materials  1.5%
74,264 Constellium SE
a
987,711
42,994 Olin Corporation 863,750
Total 1,851,461
Real Estate  2.9%
11,759 Colliers International Group, Inc.
b
1,535,020
39,589 National Storage Affiliates Trust 1,266,452
15,991 Terreno Realty Corporation 896,615
Total 3,698,087
Total Common Stock
(cost $108,429,708) 119,971,274
Shares
Collateral Held for Securities
Loaned 2.0% Value
2,442,800 Thrivent Cash Management Trust 2,442,800
Total Collateral Held for
Securities Loaned
(cost $2,442,800) 2,442,800
Shares
Registered Investment
Companies   0.8% Value
U.S. Unaffiliated   0.8%
12,190 SPDR S&P Biotech ETF 1,010,917
Total 1,010,917
Total Registered Investment
Companies (cost $894,523) 1,010,917

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments 2.5% Value
State Street Institutional U.S.
Government Money Market
Fund
3,128,353 4.268%
c
$ 3,128,353
Total Short-Term Investments
(cost $3,128,353) 3,128,353
Total Investments (cost
$114,895,384) 101.3% $126,553,344
Other Assets and Liabilities, Net
(1.3%) (1,642,846)
Total Net Assets 100.0% $124,910,498
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 2,379,012
Total lending $2,379,012
Gross amount payable upon return of
collateral for securities loaned $2,442,800
Net amounts due to counterparty $63,788
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
S&P - Standard & Poor's
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 18,969,873
Gross unrealized depreciation (7,546,913)
Net unrealized appreciation (depreciation) $ 11,422,960
Cost for federal income tax purposes $ 115,130,384

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,589,992 1,589,992 – –
Consumer Discretionary 12,461,312 12,461,312 – –
Consumer Staples 6,634,772 6,634,772 – –
Energy 1,087,324 1,087,324 – –
Financials 10,307,783 10,307,783 – –
Health Care 20,954,953 20,954,953 – –
Industrials 33,095,685 33,095,685 – –
Information Technology 28,289,905 28,289,905 – –
Materials 1,851,461 1,851,461 – –
Real Estate 3,698,087 3,698,087 – –
Registered Investment Companies
U.S. Unaffiliated 1,010,917 1,010,917 – –
Short-Term Investments 3,128,353 3,128,353 – –
Subtotal Investments in Securities $124,110,544 $124,110,544 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 2,442,800
Subtotal Other Investments $2,442,800
Total Investments at Value $126,553,344
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $3,650 $5,141 $8,791 $– – –
Total Affiliated Short-Term Investments 3,650 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 10,261 7,818 2,443 2,443 2.0%
Total Collateral Held for Securities Loaned – 2,443 2.0
Total Value $3,650 $2,443
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $11
Total Income/Non Cash Income from Affiliated
Investments $11
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 98.7% Value
Communications Services  2.9%
31,051 Angi, Inc.
a
$ 473,838
3,393 Cable One, Inc. 460,803
62,230 CarGurus, Inc.
a
2,082,838
42,542 Cars.com, Inc.
a
504,123
74,227 Cinemark Holdings, Inc. 2,240,171
31,201 Cogent Communications Holdings 1,504,200
99,177 DoubleVerify Holdings, Inc.
a
1,484,680
43,982 Gogo, Inc.
a
645,656
47,917 IAC, Inc.
a
1,789,221
30,040 John Wiley and Sons, Inc. 1,340,685
754,366 Lumen Technologies, Inc.
a
3,304,123
12,324 Madison Square Garden Sports
Corporation
a
2,575,100
41,878 QuinStreet, Inc.
a
674,236
17,303 Scholastic Corporation 363,017
33,883 Shenandoah Telecommunications
Company 462,842
17,887 Shutterstock, Inc. 339,137
19,966 TechTarget, Inc.
a
155,136
118,183 TEGNA, Inc. 1,980,747
72,525 Telephone and Data Systems, Inc. 2,580,439
30,232 Thryv Holdings, Inc.
a
367,621
86,835 Tripadvisor, Inc.
a
1,133,197
46,944 Yelp, Inc.
a
1,608,771
30,948 Ziff Davis, Inc.
a
936,796
Total 29,007,377
Consumer Discretionary  13.0%
48,918 Academy Sports and Outdoors,
Inc. 2,192,016
19,445 Acushnet Holdings Corporation
b
1,415,985
61,779 Adient plc
a
1,202,219
26,418 Adtalem Global Education, Inc.
a
3,361,162
43,996 Advance Auto Parts, Inc. 2,045,374
87,014 American Axle & Manufacturing
Holdings, Inc.
a
355,017
115,938 American Eagle Outfitters, Inc. 1,115,324
14,456 Asbury Automotive Group, Inc.
a
3,448,334
16,262 BJ's Restaurants, Inc.
a
725,285
55,667 Bloomin' Brands, Inc. 479,293
22,496 Boot Barn Holdings, Inc.
a
3,419,392
161,563 BorgWarner, Inc. 5,409,129
32,685 Brinker International, Inc.
a
5,894,086
22,285 Buckle, Inc. 1,010,625
25,069 Caleres, Inc. 306,343
26,796 Carter's, Inc. 807,363
5,892 Cavco Industries, Inc.
a
2,559,662
19,766 Century Communities, Inc. 1,113,221
38,747 Champion Homes, Inc.
a
2,425,950
33,505 Cheesecake Factory, Inc. 2,099,423
16,370 Cracker Barrel Old Country Store,
Inc. 999,880
95,376 Dana, Inc. 1,635,698
20,329 Dave & Buster's Entertainment,
Inc.
a,b
611,496
19,967 Dorman Products, Inc.
a
2,449,352
21,076 Dream Finders Homes, Inc.
a,b
529,640
16,642 Ethan Allen Interiors, Inc. 463,480
76,680 Etsy, Inc.
a
3,846,269
61,133 Foot Locker, Inc.
a
1,497,758
30,671 Fox Factory Holding Corporation
a
795,606
54,109 Frontdoor, Inc.
a
3,189,184
22,692 Gentherm, Inc.
a
641,957
28,014 G-III Apparel Group, Ltd.
a
627,514
14,579 Golden Entertainment, Inc. 429,060
Shares Common Stock  98.7% Value
Consumer Discretionary  13.0% - continued
22,287 Green Brick Partners, Inc.
a
$ 1,401,407
9,319 Group 1 Automotive, Inc. 4,069,700
20,270 Guess ?, Inc.
b
245,064
260,037 Hanesbrands, Inc.
a
1,190,969
16,870 Helen of Troy, Ltd.
a
478,771
16,754 Installed Building Products, Inc. 3,021,081
13,882 Jack in the Box, Inc.
b
242,380
81,858 Kohl's Corporation
b
694,156
36,769 Kontoor Brands, Inc. 2,425,651
30,360 La-Z-Boy, Inc. 1,128,481
18,558 LCI Industries 1,692,304
99,374 Leggett & Platt, Inc. 886,416
15,145 LGI Homes, Inc.
a
780,270
19,695 M/I Homes, Inc.
a
2,208,203
13,895 MarineMax, Inc.
a
349,320
22,801 Matthews International Corporation 545,172
52,818 Meritage Homes Corporation 3,537,221
69,267 Mister Car Wash, Inc.
a
416,295
9,369 Monarch Casino & Resort, Inc. 809,856
22,022 Monro, Inc. 328,348
58,130 National Vision Holdings, Inc.
a
1,337,571
307,141 Newell Brands, Inc. 1,658,561
10,282 Oxford Industries, Inc. 413,851
24,073 Papa John's International, Inc. 1,178,133
24,579 Patrick Industries, Inc. 2,267,904
106,986 PENN Entertainment, Inc.
a
1,911,840
45,297 Perdoceo Education Corporation 1,480,759
29,269 Phinia, Inc. 1,302,178
15,791 Pursuit Attractions and Hospitality,
Inc.
a
455,255
285,160 Sabre Corporation
a
901,106
74,189 Sally Beauty Holdings, Inc.
a
686,990
29,576 Shake Shack, Inc.
a
4,158,386
13,063 Shoe Carnival, Inc. 244,409
31,542 Signet Jewelers, Ltd. 2,509,166
69,137 Six Flags Entertainment
Corporation
a
2,103,839
10,644 Sonic Automotive, Inc. 850,775
88,302 Sonos, Inc.
a
954,545
15,355 Standard Motor Products, Inc. 471,706
53,404 Steven Madden, Ltd. 1,280,628
17,587 Strategic Education, Inc. 1,497,181
31,561 Stride, Inc.
a
4,582,342
12,173 Sturm, Ruger & Company, Inc. 437,011
104,039 Topgolf Callaway Brands
Corporation
a
837,514
66,671 Tri Pointe Homes, Inc.
a
2,130,138
37,843 Upbound Group, Inc. 949,859
41,562 Urban Outfitters, Inc.
a
3,014,907
58,707 Victoria's Secret & Company
a
1,087,254
20,607 Winnebago Industries, Inc. 597,603
59,593 Wolverine World Wide, Inc. 1,077,441
16,681 XPEL, Inc.
a
598,848
Total 128,530,862
Consumer Staples  2.9%
23,712 Andersons, Inc. 871,416
58,677 B&G Foods, Inc. 248,204
31,736 Cal-Maine Foods, Inc. 3,161,858
6,209 Central Garden & Pet Company
a
218,433
36,317 Central Garden & Pet Company,
Class A
a
1,136,359
26,027 Chefs' Warehouse, Inc.
a
1,660,783
34,582 Edgewell Personal Care Company 809,565
48,307 Energizer Holdings, Inc. 973,869

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Consumer Staples  2.9% - continued
24,670 Fresh Del Monte Produce, Inc. $ 799,801
35,866 Freshpet, Inc.
a
2,437,453
72,087 Grocery Outlet Holding
Corporation
a,b
895,320
13,228 Interparfums, Inc. 1,736,969
11,444 J & J Snack Foods Corporation 1,297,864
6,736 John B. Sanfilippo & Son, Inc. 425,985
10,011 MGP Ingredients, Inc. 300,030
17,210 National Beverage Corporation
a
744,160
18,301 PriceSmart, Inc. 1,922,337
67,595 Simply Good Foods Company
a
2,135,326
24,887 SpartanNash Company 659,257
12,293 Tootsie Roll Industries, Inc.
b
411,201
33,420 TreeHouse Foods, Inc.
a
649,016
44,504 United Natural Foods, Inc.
a
1,037,388
18,174 Universal Corporation 1,058,454
7,942 USANA Health Sciences, Inc.
a
242,469
9,960 WD-40 Company 2,271,776
48,841 WK Kellogg Company
b
778,526
Total 28,883,819
Energy  3.9%
130,010 Archrock, Inc. 3,228,148
53,631 Atlas Energy Solutions, Inc.
b
717,046
18,196 Bristow Group, Inc.
a
599,922
50,340 Cactus, Inc. 2,200,865
51,146 California Resources Corporation 2,335,838
66,770 Comstock Resources, Inc.
a,b
1,847,526
34,474 Core Laboratories, Inc.
b
397,140
36,786 Core Natural Resources, Inc. 2,565,456
135,134 Crescent Energy Company 1,162,152
25,133 CVR Energy, Inc. 674,821
26,753 Dorian LPG, Ltd. 652,238
104,737 Helix Energy Solutions Group, Inc.
a
653,559
73,103 Helmerich & Payne, Inc. 1,108,241
28,404 Innovex International, Inc.
a
443,670
29,749 International Seaways, Inc. 1,085,244
119,087 Liberty Energy, Inc. 1,367,119
137,466 Magnolia Oil & Gas Corporation 3,090,236
72,234 Northern Oil and Gas, Inc. 2,047,834
73,969 Oceaneering International, Inc.
a
1,532,638
37,927 Par Pacific Holdings, Inc.
a
1,006,203
258,278 Patterson-UTI Energy, Inc. 1,531,589
89,414 Peabody Energy Corporation 1,199,936
58,833 ProPetro Holding Corporation
a
351,233
10,752 REX American Resources
Corporation
a
523,730
62,194 RPC, Inc. 294,178
84,166 SM Energy Company 2,079,742
90,542 Talos Energy, Inc.
a
767,796
33,470 Tidewater, Inc.
a
1,543,971
19,989 Vital Energy, Inc.
a
321,623
41,639 World Kinect Corporation 1,180,466
Total 38,510,160
Financials  19.0%
19,740 Acadian Asset Management, Inc. 695,638
47,445 Ameris Bancorp 3,069,691
13,999 AMERISAFE, Inc. 612,176
93,994 Apollo Commercial Real Estate
Finance, Inc. 909,862
141,298 Arbor Realty Trust, Inc. 1,511,889
60,112 ARMOUR Residential REIT, Inc. 1,010,483
Shares Common Stock  98.7% Value
Financials  19.0% - continued
51,787 Artisan Partners Asset
Management, Inc. $ 2,295,718
33,916 Assured Guaranty, Ltd. 2,954,084
104,759 Atlantic Union Bankshares
Corporation 3,276,862
39,379 Axos Financial, Inc.
a
2,994,379
94,129 Banc of California, Inc. 1,322,512
14,666 BancFirst Corporation 1,813,011
34,347 Bancorp, Inc.
a
1,956,749
29,217 Bank of Hawaii Corporation 1,973,024
55,305 BankUnited, Inc. 1,968,305
25,427 Banner Corporation 1,631,142
33,554 Berkshire Hills Bancorp, Inc. 840,192
278,479 BGC Group, Inc. 2,848,840
124,404 Blackstone Mortgage Trust, Inc. 2,394,777
34,228 Bread Financial Holdings, Inc. 1,955,103
65,520 Brookline Bancorp, Inc. 691,236
89,839 Capitol Federal Financial, Inc. 548,018
51,553 Cathay General Bancorp 2,347,208
19,836 Central Pacific Financial
Corporation 556,003
10,650 City Holding Company 1,303,773
19,867 Cohen & Steers, Inc. 1,496,978
38,862 Community Financial System, Inc. 2,210,082
21,601 Customers Bancorp, Inc.
a
1,268,843
95,250 CVB Financial Corporation 1,884,997
28,999 Dime Community Bancshares, Inc. 781,233
18,698 Donnelley Financial Solutions, Inc.
a
1,152,732
22,337 Eagle Bancorp, Inc. 435,125
69,497 Ellington Financial, Inc.
b
902,766
17,678 Employers Holdings, Inc. 834,048
20,966 Enact Holdings, Inc. 778,887
17,169 Encore Capital Group, Inc.
a
664,612
18,653 Enova International, Inc.
a
2,080,183
46,776 EVERTEC, Inc. 1,686,275
38,269 EZCORP, Inc.
a
531,174
25,342 FB Financial Corporation 1,147,993
117,984 First Bancorp/Puerto Rico 2,457,607
30,457 First Bancorp/Southern Pines, NC 1,342,849
76,914 First Commonwealth Financial
Corporation 1,248,314
70,396 First Financial Bancorp 1,707,807
92,443 First Hawaiian, Inc. 2,307,377
60,454 Franklin BSP Realty Trust, Inc. 646,253
133,677 Fulton Financial Corporation 2,411,533
304,757 Genworth Financial, Inc.
a
2,371,009
18,426 Goosehead Insurance, Inc. 1,944,127
88,923 HA Sustainable Infrastructure
Capital, Inc. 2,388,472
22,025 Hanmi Financial Corporation 543,577
6,844 HCI Group, Inc. 1,041,657
25,079 Heritage Financial Corporation 597,883
33,494 Hilltop Holdings, Inc. 1,016,543
93,220 Hope Bancorp, Inc. 1,000,251
29,985 Horace Mann Educators
Corporation 1,288,455
31,338 Independent Bank Corporation/MA 1,970,690
52,530 Jackson Financial, Inc. 4,664,139
41,881 KKR Real Estate Finance Trust,
Inc. 367,296
18,792 Lakeland Financial Corporation 1,154,768
125,543 Lincoln National Corporation 4,343,788
19,550 Mercury General Corporation 1,316,497
54,548 Moelis & Company 3,399,431
47,049 Mr. Cooper Group, Inc.
a
7,020,181

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Financials  19.0% - continued
28,011 National Bank Holdings
Corporation $ 1,053,494
53,552 Navient Corporation 755,083
38,473 NBT Bancorp, Inc. 1,598,553
54,012 NCR Atleos Corporation
a
1,540,962
66,397 New York Mortgage Trust, Inc. 444,860
57,445 NMI Holdings, Inc.
a
2,423,605
93,938 Northwest Bancshares, Inc. 1,200,528
33,025 OFG Bancorp 1,413,470
71,369 Pacific Premier Bancorp, Inc. 1,505,172
19,664 Palomar Holdings, Inc.
a
3,033,172
10,715 Park National Corporation 1,792,191
17,323 Pathward Financial, Inc. 1,370,596
191,478 Payoneer Global, Inc.
a
1,311,624
63,981 PennyMac Mortgage Investment
Trust 822,796
12,083 Piper Sandler Companies 3,358,349
17,964 PJT Partners, Inc. 2,964,240
29,162 PRA Group, Inc.
a
430,139
8,497 Preferred Bank/Los Angeles, CA 735,373
37,716 ProAssurance Corporation
a
861,056
29,673 PROG Holdings, Inc. 870,903
96,076 Provident Financial Services, Inc. 1,684,212
98,778 Radian Group, Inc. 3,557,984
125,376 Ready Capital Corporation 547,893
97,884 Redwood Trust, Inc. 578,494
67,766 Renasant Corporation 2,434,832
28,185 S&T Bancorp, Inc. 1,065,957
10,952 Safety Insurance Group, Inc. 869,479
62,522 Seacoast Banking Corporation of
Florida 1,726,858
36,944 ServisFirst Bancshares, Inc. 2,863,529
92,614 Simmons First National
Corporation 1,755,961
67,726 SiriusPoint, Ltd.
a
1,380,933
20,884 Southside Bancshares, Inc. 614,616
33,686 Stellar Bancorp, Inc. 942,534
48,523 StepStone Group, Inc. 2,693,027
20,529 Stewart Information Services
Corporation 1,336,438
32,013 StoneX Group, Inc.
a
2,917,665
9,234 Tompkins Financial Corporation 579,249
16,332 Triumph Financial, Inc.
a
900,057
24,853 Trupanion, Inc.
a
1,375,614
13,986 TrustCo Bank Corporation NY 467,412
44,470 Trustmark Corporation 1,621,376
76,491 Two Harbors Investment
Corporation 823,808
89,340 United Community Banks, Inc. 2,661,439
15,720 United Fire Group, Inc. 451,164
39,907 Veritex Holdings, Inc. 1,041,573
59,382 Virtu Financial, Inc. 2,659,720
4,777 Virtus Investment Partners, Inc. 866,548
58,941 WaFd, Inc. 1,725,792
23,738 Walker & Dunlop, Inc. 1,673,054
19,251 Westamerica Bancorporation 932,518
85,210 WisdomTree, Inc. 980,767
2,294 World Acceptance Corporation
a
378,785
41,749 WSFS Financial Corporation 2,296,195
Total 187,778,756
Health Care  10.4%
91,067 ACADIA Pharmaceuticals, Inc.
a
1,964,315
77,603 AdaptHealth Corporation
a
731,796
13,350 Addus HomeCare Corporation
a
1,537,786
Shares Common Stock  98.7% Value
Health Care  10.4% - continued
175,545 ADMA Biologics, Inc.
a
$ 3,196,674
121,254 Alkermes plc
a
3,469,077
28,152 AMN Healthcare Services, Inc.
a
581,902
27,036 Amphastar Pharmaceuticals, Inc.
a
620,747
12,511 ANI Pharmaceuticals, Inc.
a
816,343
49,830 Arcus Biosciences, Inc.
a
405,616
92,408 Arrowhead Research Corporation
a
1,460,046
28,260 Artivion, Inc.
a
878,886
30,522 Astrana Health, Inc.
a
759,387
34,004 Avanos Medical, Inc.
a
416,209
33,663 Azenta, Inc.
a
1,036,147
27,278 BioLife Solutions, Inc.
a
587,568
84,309 Catalyst Pharmaceuticals, Inc.
a
1,829,505
81,119 Certara, Inc.
a
949,092
23,635 Collegium Pharmaceutical, Inc.
a
698,887
80,110 Concentra Group Holdings Parent,
Inc. 1,647,863
22,751 CONMED Corporation 1,184,872
69,399 Corcept Therapeutics, Inc.
a
5,093,887
20,015 CorVel Corporation
a
2,057,142
75,439 Cytek Biosciences, Inc.
a
256,493
82,117 Dynavax Technologies
Corporation
a
814,601
42,974 Embecta Corporation 416,418
42,003 Enovis Corporation
a
1,317,214
66,546 Fortrea Holdings, Inc.
a
328,737
42,017 Glaukos Corporation
a
4,339,936
28,291 Harmony Biosciences Holdings,
Inc.
a
893,996
17,732 HealthStream, Inc. 490,644
18,098 ICU Medical, Inc.
a
2,391,651
40,620 Innoviva, Inc.
a
816,056
21,687 Inspire Medical Systems, Inc.
a
2,814,322
25,657 Integer Holdings Corporation
a
3,155,041
49,143 Integra LifeSciences Holdings
Corporation
a
602,985
18,700 Krystal Biotech, Inc.
a
2,570,502
15,118 LeMaitre Vascular, Inc. 1,255,550
14,187 Ligand Pharmaceuticals, Inc.
a
1,612,778
43,457 Merit Medical Systems, Inc.
a
4,062,360
3,996 Mesa Laboratories, Inc. 376,503
67,779 Myriad Genetics, Inc.
a
359,906
9,101 National HealthCare Corporation 973,898
145,228 Neogen Corporation
a
694,190
94,631 NeoGenomics, Inc.
a
691,753
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
34,445 Omnicell, Inc.
a
1,012,683
191,150 Organon & Company 1,850,332
53,999 Owens & Minor, Inc.
a
491,391
34,049 Pacira Pharmaceuticals, Inc.
a
813,771
61,920 Pediatrix Medical Group, Inc.
a
888,552
14,977 Phibro Animal Health Corporation 382,513
60,547 Premier, Inc. 1,327,796
36,336 Prestige Consumer Healthcare,
Inc.
a
2,901,430
77,099 Privia Health Group, Inc.
a
1,773,277
54,836 Progyny, Inc.
a
1,206,392
45,576 Protagonist Therapeutics, Inc.
a
2,518,986
48,732 QuidelOrtho Corporation
a
1,404,456
48,550 RadNet, Inc.
a
2,762,981
41,079 Schrodinger, Inc./United States
a
826,509

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Health Care  10.4% - continued
76,559 Select Medical Holdings
Corporation $ 1,162,166
11,978 Simulations Plus, Inc. 209,016
36,405 STAAR Surgical Company
a
610,876
41,170 Supernus Pharmaceuticals, Inc.
a
1,297,678
48,977 Tandem Diabetes Care, Inc.
a
912,931
32,493 Teleflex, Inc. 3,845,871
99,715 TG Therapeutics, Inc.
a
3,588,743
24,879 TransMedics Group, Inc.
a
3,334,035
11,171 U.S. Physical Therapy, Inc. 873,572
5,384 UFP Technologies, Inc.
a
1,314,557
37,018 Vericel Corporation
a
1,575,116
68,105 Vir Biotechnology, Inc.
a
343,249
52,333 Xencor, Inc.
a
411,337
Total 102,799,499
Industrials  19.1%
26,080 AAR Corporation
a
1,794,043
45,759 ABM Industries, Inc. 2,160,282
20,717 AeroVironment, Inc.
a
5,903,309
76,426 Air Lease Corporation 4,470,157
7,645 Alamo Group, Inc. 1,669,515
22,207 Albany International Corporation 1,557,377
10,640 Allegiant Travel Company
a
584,668
110,929 Amentum Holdings, Inc.
a
2,619,034
10,908 American Woodmark Corporation
a
582,160
15,863 Apogee Enterprises, Inc. 644,038
16,847 ArcBest Corporation 1,297,387
35,895 Arcosa, Inc. 3,112,455
31,933 Armstrong World Industries, Inc. 5,187,196
16,814 Astec Industries, Inc. 700,976
21,995 AZZ, Inc. 2,078,088
27,670 Boise Cascade Company 2,402,309
32,190 Brady Corporation 2,187,954
80,266 CoreCivic, Inc.
a
1,691,205
20,310 CSG Systems International, Inc. 1,326,446
12,341 CSW Industrials, Inc. 3,539,769
32,898 Deluxe Corporation 523,407
77,626 DNOW, Inc.
a
1,151,194
9,347 DXP Enterprises, Inc.
a
819,265
21,162 Dycom Industries, Inc.
a
5,171,781
39,770 Enerpac Tool Group Corporation 1,613,071
15,473 EnPro, Inc. 2,963,853
59,191 Enviri Corporation
a
513,778
18,989 ESCO Technologies, Inc. 3,643,419
37,501 Everus Construction Group, Inc.
a
2,382,439
44,831 Federal Signal Corporation 4,770,915
15,436 Forward Air Corporation
a
378,799
28,834 Franklin Electric Company, Inc. 2,587,563
168,693 Gates Industrial Corporation plc
a
3,885,000
101,892 GEO Group, Inc.
a
2,440,313
21,684 Gibraltar Industries, Inc.
a
1,279,356
28,228 GMS, Inc.
a
3,069,795
32,161 Granite Construction, Inc.
b
3,007,375
23,081 Greenbrier Companies, Inc. 1,062,880
28,701 Griffon Corporation 2,077,091
104,966 Hayward Holdings, Inc.
a
1,448,531
53,618 Healthcare Services Group, Inc.
a
805,879
31,769 Heartland Express, Inc. 274,484
15,163 Heidrick & Struggles International,
Inc. 693,859
90,976 Hertz Global Holdings, Inc.
a,b
621,366
51,806 Hillenbrand, Inc. 1,039,746
34,231 HNI Corporation 1,683,481
44,612 Hub Group, Inc. 1,491,379
Shares Common Stock  98.7% Value
Industrials  19.1% - continued
14,274 Insteel Industries, Inc. $ 531,136
43,098 Interface, Inc. 902,041
34,010 JBT Marel Corporation 4,090,043
224,074 JetBlue Airways Corporation
a
947,833
8,659 Kadant, Inc. 2,748,800
56,056 Kennametal, Inc. 1,287,046
37,976 Korn Ferry 2,784,780
122,379 Kratos Defense & Security
Solutions, Inc.
a
5,684,505
7,990 Lindsay Corporation 1,152,557
16,759 Liquidity Services, Inc.
a
395,345
42,545 Marten Transport, Ltd. 552,660
93,192 Masterbrand, Inc.
a
1,018,589
24,004 Matson, Inc. 2,672,845
37,348 Mercury Systems, Inc.
a
2,011,563
49,815 MillerKnoll, Inc. 967,407
20,803 Moog, Inc. 3,764,719
115,208 Mueller Water Products, Inc. 2,769,600
11,414 MYR Group, Inc.
a
2,071,070
3,784 National Presto Industries, Inc. 370,681
38,617 NV5 Global, Inc.
a
891,667
78,961 OPENLANE, Inc.
a
1,930,596
115,952 Pitney Bowes, Inc. 1,265,036
6,922 Powell Industries, Inc.
b
1,456,735
17,479 Proto Labs, Inc.
a
699,859
34,542 Quanex Building Products
Corporation 652,844
109,197 Resideo Technologies, Inc.
a
2,408,886
73,831 Robert Half, Inc. 3,030,763
44,998 Rush Enterprises, Inc. 2,317,847
104,861 RXO, Inc.
a
1,648,415
34,564 Schneider National, Inc. 834,721
29,756 SkyWest, Inc.
a
3,063,975
34,344 SPX Technologies, Inc.
a
5,758,802
8,877 Standex International Corporation 1,389,073
22,362 Sterling Construction Company,
Inc.
a
5,159,584
28,952 Sun Country Airlines Holdings,
Inc.
a
340,186
168,009 Sunrun, Inc.
a,b
1,374,314
13,717 Tennant Company 1,062,793
35,600 Titan International, Inc.
a
365,612
60,011 Trinity Industries, Inc. 1,620,897
56,919 Triumph Group, Inc.
a
1,465,664
11,035 UniFirst Corporation/MA 2,077,008
117,231 Verra Mobility Corporation
a
2,976,495
84,305 Vestis Corporation 483,068
16,982 Vicor Corporation
a
770,303
45,407 Werner Enterprises, Inc. 1,242,336
134,114 WillScot Holdings Corporation 3,674,724
22,757 Worthington Enterprises, Inc. 1,448,255
103,923 Zurn Elkay Water Solutions
Corporation 3,800,464
Total 188,842,529
Information Technology  12.9%
53,002 A10 Networks, Inc. 1,025,589
77,135 ACI Worldwide, Inc.
a
3,541,268
79,782 Adeia, Inc. 1,128,117
27,688 Advanced Energy Industries, Inc. 3,668,660
16,507 Agilysys, Inc.
a
1,892,362
36,576 Alarm.com Holdings, Inc.
a
2,069,104
17,944 Alpha and Omega Semiconductor,
Ltd.
a
460,443
76,032 Arlo Technologies, Inc.
a
1,289,503

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Information Technology  12.9% - continued
23,626 Axcelis Technologies, Inc.
a
$ 1,646,496
21,657 Badger Meter, Inc. 5,304,882
26,542 Benchmark Electronics, Inc. 1,030,626
38,035 BlackLine, Inc.
a
2,153,542
106,482 Box, Inc.
a
3,638,490
42,420 Calix, Inc.
a
2,256,320
17,586 CEVA, Inc.
a
386,540
204,517 CleanSpark, Inc.
a,b
2,255,823
67,845 Clear Secure, Inc. 1,883,377
34,194 Cohu, Inc.
a
657,893
33,459 Corsair Gaming, Inc.
a
315,518
21,945 CTS Corporation 935,076
27,256 Digi International, Inc.
a
950,144
46,188 DigitalOcean Holdings, Inc.
a
1,319,129
34,119 Diodes, Inc.
a
1,804,554
133,288 DXC Technology Company
a
2,037,974
19,369 ePlus, Inc.
a
1,396,505
97,920 Extreme Networks, Inc.
a
1,757,664
56,676 FormFactor, Inc.
a
1,950,221
46,005 Grid Dynamics Holdings, Inc.
a
531,358
83,162 Harmonic, Inc.
a
787,544
25,089 Ichor Holdings, Ltd.
a
492,748
17,262 Impinj, Inc.
a
1,917,290
20,190 Insight Enterprises, Inc.
a
2,787,936
19,072 InterDigital, Inc. 4,276,515
33,522 Itron, Inc.
a
4,412,501
63,954 Knowles Corporation
a
1,126,869
38,802 Kulicke and Soffa Industries, Inc. 1,342,549
48,355 LiveRamp Holding, Inc.
a
1,597,649
258,778 MARA Holdings, Inc.
a,b
4,057,639
57,796 MaxLinear, Inc.
a
821,281
52,827 N-able, Inc./US
a
427,899
101,291 NCR Voyix Corporation
a
1,188,143
52,449 NetScout Systems, Inc.
a
1,301,260
11,481 OSI Systems, Inc.
a
2,581,618
8,777 PC Connection, Inc. 577,351
23,024 PDF Solutions, Inc.
a
492,253
38,793 Penguin Solutions, Inc.
a
768,489
46,738 Photronics, Inc.
a
880,077
19,920 Plexus Corporation
a
2,695,375
31,638 Progress Software Corporation 2,019,770
68,676 Qorvo, Inc.
a
5,831,279
83,303 Ralliant Corporation
a
4,039,362
12,396 Rogers Corporation
a
848,878
99,362 SanDisk Corporation/DE
a
4,506,067
39,313 Sanmina Corporation
a
3,845,991
15,286 ScanSource, Inc.
a
639,108
63,695 Semtech Corporation
a
2,875,192
15,359 SiTime Corporation
a
3,272,696
43,416 SolarEdge Technologies, Inc.
a
885,686
84,407 Sprinklr, Inc.
a
714,083
27,925 SPS Commerce, Inc.
a
3,800,313
70,296 Teradata Corporation
a
1,568,304
74,730 TTM Technologies, Inc.
a
3,050,479
33,199 Ultra Clean Holdings, Inc.
a
749,301
44,071 Veeco Instruments, Inc.
a
895,523
62,663 ViaSat, Inc.
a
914,880
164,150 Viavi Solutions, Inc.
a
1,652,991
82,610 Vishay Intertechnology, Inc. 1,311,847
86,021 Xerox Holdings Corporation
b
453,331
Total 127,695,245
Materials  4.8%
19,716 AdvanSix, Inc. 468,255
Shares Common Stock  98.7% Value
Materials  4.8% - continued
8,062 Alpha Metallurgical Resources,
Inc.
a
$ 906,814
23,984 Balchem Corporation 3,818,253
80,449 Celanese Corporation 4,451,243
38,420 Century Aluminum Company
a
692,328
110,058 Chemours Company 1,260,164
164,052 Element Solutions, Inc. 3,715,778
91,847 FMC Corporation
b
3,834,612
39,849 H.B. Fuller Company 2,396,917
13,918 Hawkins, Inc. 1,977,748
26,813 Ingevity Corporation
a
1,155,372
18,353 Innospec, Inc. 1,543,304
11,767 Kaiser Aluminum Corporation 940,183
14,714 Koppers Holdings, Inc. 473,055
15,305 Materion Corporation 1,214,758
27,192 Metallus, Inc.
a
419,029
23,333 Minerals Technologies, Inc. 1,284,948
88,942 MP Materials Corporation
a,b
2,959,100
113,741 O-I Glass, Inc.
a
1,676,542
10,011 Quaker Chemical Corporation 1,120,631
108,130 Sealed Air Corporation 3,355,274
31,221 Sensient Technologies Corporation 3,075,893
15,606 Stepan Company 851,776
62,245 SunCoke Energy, Inc. 534,685
25,153 Sylvamo Corporation 1,260,165
38,647 Warrior Met Coal, Inc. 1,771,192
25,744 Worthington Steel, Inc. 767,944
Total 47,925,963
Real Estate  7.6%
96,298 Acadia Realty Trust 1,788,254
53,466 Alexander & Baldwin, Inc. 953,299
34,719 American Assets Trust, Inc. 685,700
162,696 Apple Hospitality REIT, Inc. 1,898,662
58,939 Armada Hoffler Properties, Inc. 404,911
127,174 Brandywine Realty Trust 545,577
140,952 CareTrust REIT, Inc. 4,313,131
12,306 Centerspace 740,698
69,630 Curbline Properties Corporation 1,589,653
170,069 Cushman and Wakefield plc
a
1,882,664
151,704 DiamondRock Hospitality
Company 1,162,053
123,126 Douglas Emmett, Inc. 1,851,815
31,017 Easterly Government Properties,
Inc. 688,577
64,825 Elme Communities 1,030,718
145,234 Essential Properties Realty Trust,
Inc. 4,634,417
63,158 eXp World Holdings, Inc.
b
574,738
73,879 Four Corners Property Trust, Inc. 1,988,084
37,506 Getty Realty Corporation 1,036,666
140,945 Global Net Lease, Inc. 1,064,135
79,275 Highwoods Properties, Inc. 2,464,660
20,597 Innovative Industrial Properties,
Inc. 1,137,366
53,717 JBG SMITH Properties 929,304
87,453 Kennedy-Wilson Holdings, Inc. 594,680
33,774 LTC Properties, Inc. 1,168,918
217,474 LXP Industrial Trust 1,796,335
185,777 Macerich Company 3,005,872
17,764 Marcus and Millichap, Inc. 545,533
441,777 Medical Properties Trust, Inc. 1,904,059
88,432 Millrose Properties, Inc. 2,521,196
16,175 NexPoint Residential Trust, Inc. 538,951
101,967 Outfront Media, Inc. 1,664,102

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  98.7% Value
Real Estate  7.6% - continued
87,271 Pebblebrook Hotel Trust $ 871,837
92,209 Phillips Edison and Company, Inc. 3,230,081
44,120 Ryman Hospitality Properties 4,353,320
33,753 Safehold, Inc. 525,197
8,903 Saul Centers, Inc. 303,948
34,707 SITE Centers Corporation 392,536
52,220 SL Green Realty Corporation 3,232,418
27,827 St. Joe Company 1,327,348
80,356 Summit Hotel Properties, Inc. 409,012
146,224 Sunstone Hotel Investors, Inc. 1,269,224
83,219 Tanger, Inc. 2,544,837
75,976 Terreno Realty Corporation 4,259,974
180,485 Uniti Group, Inc.
a
779,695
9,371 Universal Health Realty Income
Trust 374,559
92,465 Urban Edge Properties 1,725,397
59,654 Veris Residential, Inc. 888,248
32,934 Whitestone REIT 411,016
72,578 Xenia Hotels & Resorts, Inc. 912,306
Total 74,915,681
Utilities  2.2%
28,316 American States Water Company 2,170,705
59,240 Avista Corporation 2,248,158
43,803 California Water Service Group 1,992,160
17,153 Chesapeake Utilities Corporation 2,062,134
25,452 Clearway Energy, Inc., Class A 770,177
61,220 Clearway Energy, Inc., Class C 1,959,040
22,873 H2O America 1,188,710
150,248 MDU Resources Group, Inc. 2,504,634
26,868 MGE Energy, Inc. 2,376,206
13,177 Middlesex Water Company 713,930
29,641 Northwest Natural Holding
Company 1,177,341
30,813 Otter Tail Corporation 2,375,374
11,950 Unitil Corporation 623,192
Total 22,161,761
Total Common Stock
(cost $763,401,531) 977,051,652
Shares
Collateral Held for Securities
Loaned 2.3% Value
22,498,027 Thrivent Cash Management Trust 22,498,027
Total Collateral Held for
Securities Loaned
(cost $22,498,027) 22,498,027
Shares
Registered Investment
Companies   1.1% Value
U.S. Unaffiliated   1.1%
98,993 iShares Core S&P Small-Cap ETF 10,818,945
Total 10,818,945
Total Registered Investment
Companies (cost $4,921,249) 10,818,945
Shares or
Principal
Amount Short-Term Investments 0.1% Value
Federal National Mortgage
Association Discount Notes
300,000 4.200%, 8/22/2025
d,e
298,136
Shares or
Principal
Amount Short-Term Investments  0.1% Value
State Street Institutional U.S.
Government Money Market
Fund
1,314,977 4.268%
d
$ 1,314,977
Total Short-Term Investments
(cost $1,613,157) 1,613,113
Total Investments (cost
$792,433,964) 102.2% $1,011,981,737
Other Assets and Liabilities, Net
(2.2%) (21,807,407)
Total Net Assets 100.0% $990,174,330
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2025:
Securities Lending Transactions
Common Stock $ 22,097,001
Total lending $22,097,001
Gross amount payable upon return of
collateral for securities loaned $22,498,027
Net amounts due to counterparty $401,026
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
S&P - Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 324,050,722
Gross unrealized depreciation (111,702,671)
Net unrealized appreciation (depreciation) $ 212,348,051
Cost for federal income tax purposes $ 799,667,341

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 29,007,377 29,007,377 – –
Consumer Discretionary 128,530,862 128,530,862 – –
Consumer Staples 28,883,819 28,883,819 – –
Energy 38,510,160 38,510,160 – –
Financials 187,778,756 187,778,756 – –
Health Care 102,799,499 102,799,497 – 2
Industrials 188,842,529 188,842,529 – –
Information Technology 127,695,245 127,695,245 – –
Materials 47,925,963 47,925,963 – –
Real Estate 74,915,681 74,915,681 – –
Utilities 22,161,761 22,161,761 – –
Registered Investment Companies
U.S. Unaffiliated 10,818,945 10,818,945 – –
Short-Term Investments 1,613,113 1,314,977 298,136 –
Subtotal Investments in Securities $989,483,710 $989,185,572 $298,136 $2
Other Investments  * Total
Collateral Held for Securities Loaned 22,498,027
Subtotal Other Investments $22,498,027
Total Investments at Value $1,011,981,737
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,655 33,655 – –
Total Asset Derivatives $33,655 $33,655 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of June 30, 2025. Investments and/or cash totaling $298,136 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 September 2025 $ 2,158,045 $ 33,655
Total Futures Long Contracts $ 2,158,045 $ 33,655
Total Futures Contracts $ 2,158,045 $33,655

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2025, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 33,655
Total Equity Contracts 33,655
Total Asset Derivatives $33,655
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2025, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 437,334
Total Equity Contracts
437,334
Total $437,334
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2025, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 161,938
Total Equity Contracts 161,938
Total $161,938
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2025.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $2,092,317
Futures - Short (306,345)

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $303 $6,337 $6,640 $– – –
Total Affiliated Short-Term Investments 303 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 19,401 107,246 104,149 22,498 22,498 2.3%
Total Collateral Held for Securities Loaned 19,401 22,498 2.3
Total Value $19,704 $22,498
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $5
Total Income/Non Cash Income from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 35
Total Affiliated Income from Securities Loaned, Net $35
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock 96.7% Value
Communications Services  1.1%
209,255 Cogent Communications Holdings $ 10,088,183
Total 10,088,183
Consumer Discretionary  11.4%
238,959 Advance Auto Parts, Inc. 11,109,204
61,789 Boot Barn Holdings, Inc.
a
9,391,928
164,508 Build-A-Bear Workshop, Inc. 8,482,032
181,929 Champion Homes, Inc.
a
11,390,575
18,454 Group 1 Automotive, Inc. 8,059,046
276,357 La-Z-Boy, Inc. 10,272,190
81,035 Modine Manufacturing Company
a
7,981,947
148,508 SharkNinja, Inc.
a
14,700,807
256,965 Six Flags Entertainment
Corporation
a
7,819,445
127,036 Wyndham Hotels & Resorts, Inc. 10,316,594
Total 99,523,768
Consumer Staples  4.8%
70,165 J & J Snack Foods Corporation 7,957,413
199,286 John B. Sanfilippo & Son, Inc. 12,602,846
65,996 Lancaster Colony Corporation 11,402,129
132,691 Turning Point Brands, Inc. 10,053,997
Total 42,016,385
Energy  3.2%
64,582 Expand Energy Corporation 7,552,219
192,237 Matador Resources Company 9,173,550
45,765 Noble Corporation plc 1,215,061
290,087 TechnipFMC plc 9,990,596
Total 27,931,426
Financials  16.3%
235,878 Ally Financial, Inc. 9,187,448
243,871 Bank of N.T. Butterfield & Son, Ltd. 10,798,608
495,833 Bridgewater Bancshares, Inc.
a
7,888,703
246,559 Donnelley Financial Solutions, Inc.
a
15,200,362
43,027 Enterprise Financial Services
Corporation 2,370,788
74,297 Federal Agricultural Mortgage
Corporation 14,434,421
282,176 Glacier Bancorp, Inc. 12,156,142
58,670 Houlihan Lokey, Inc. 10,557,667
20,193 Kinsale Capital Group, Inc. 9,771,393
410,536 Old National Bancorp 8,760,838
160,217 Prosperity Bancshares, Inc. 11,253,642
250,646 RLI Corporation 18,101,654
229,818 Triumph Financial, Inc.
a
12,665,270
Total 143,146,936
Health Care  12.3%
571,524 ADMA Biologics, Inc.
a
10,407,452
18,911 Chemed Corporation 9,208,333
383,655 Concentra Group Holdings Parent,
Inc. 7,891,783
58,001 CorVel Corporation
a
5,961,343
110,816 Encompass Health Corporation 13,589,366
23,738 Medpace Holdings, Inc.
a
7,450,409
53,749 Penumbra, Inc.
a
13,793,606
371,968 Progyny, Inc.
a
8,183,296
78,897 Repligen Corporation
a
9,813,209
426,575 Stevanato Group SPA 10,421,227
232,984 Twist Bioscience Corporation
a
8,571,482
Shares Common Stock  96.7% Value
Health Care  12.3% - continued
338,475 Viemed Healthcare, Inc.
a
$ 2,338,862
Total 107,630,368
Industrials  23.4%
493,611 Badger Infrastructure Solutions,
Ltd. 17,246,933
344,380 Barrett Business Services, Inc. 14,357,202
87,936 BWX Technologies, Inc. 12,668,060
226,729 Dayforce, Inc.
a
12,558,519
163,778 Enerpac Tool Group Corporation 6,642,836
567,703 Gates Industrial Corporation plc
a
13,074,200
305,167 Helios Technologies, Inc. 10,183,423
40,617 IES Holdings, Inc.
a
12,031,974
265,649 Knight-Swift Transportation
Holdings, Inc. 11,749,655
152,632 Korn Ferry 11,192,505
69,652 Landstar System, Inc. 9,683,021
823,286 Masterbrand, Inc.
a
8,998,516
84,957 Miller Industries, Inc. 3,777,188
64,584 Moog, Inc. 11,687,767
439,879 Schneider National, Inc. 10,623,078
61,711 Timken Company 4,477,133
176,553 Trex Company, Inc.
a
9,600,952
100,097 UFP Industries, Inc. 9,945,638
225,791 WNS Holdings, Ltd.
a
14,279,023
Total 204,777,623
Information Technology  11.9%
237,869 Crane NXT Company 12,821,139
59,986 Fabrinet
a
17,676,674
291,662 JFrog, Ltd.
a
12,798,129
47,372 Littelfuse, Inc. 10,740,654
41,250 Onto Innovation, Inc.
a
4,163,362
354,020 Pegasystems, Inc. 19,163,103
52,783 Plexus Corporation
a
7,142,068
495,043 TTM Technologies, Inc.
a
20,207,655
Total 104,712,784
Materials  5.1%
165,717 Greif, Inc. 10,769,948
224,754 Ingevity Corporation
a
9,684,650
781,465 Ivanhoe Mines, Ltd.
a
5,870,671
272,132 Olin Corporation 5,467,132
172,650 West Fraser Timber Company, Ltd. 12,655,245
Total 44,447,646
Real Estate  4.6%
55,230 Agree Realty Corporation 4,035,104
982,072 Cushman and Wakefield plc
a
10,871,537
437,244 National Storage Affiliates Trust 13,987,436
201,147 Terreno Realty Corporation 11,278,312
Total 40,172,389
Utilities  2.6%
96,142 Northwestern Energy Group, Inc. 4,932,084
198,998 Portland General Electric
Company 8,085,289

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock  96.7% Value
Utilities  2.6% - continued
129,399 Spire, Inc. $ 9,444,833
Total 22,462,206
Total Common Stock
(cost $790,725,844) 846,909,714
Shares or
Principal
Amount Short-Term Investments 3.0% Value
State Street Institutional U.S.
Government Money Market
Fund
26,645,965 4.268%
b
26,645,965
Total Short-Term Investments
(cost $26,645,965) 26,645,965
Total Investments (cost
$817,371,809) 99.7% $873,555,679
Other Assets and Liabilities, Net
0.3% 2,432,536
Total Net Assets 100.0% $875,988,215
a Non-income producing security.
b The interest rate shown reflects the yield.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 116,078,641
Gross unrealized depreciation (62,749,195)
Net unrealized appreciation (depreciation) $ 53,329,446
Cost for federal income tax purposes $ 820,226,233
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2025, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,088,183 10,088,183 – –
Consumer Discretionary 99,523,768 99,523,768 – –
Consumer Staples 42,016,385 42,016,385 – –
Energy 27,931,426 27,931,426 – –
Financials 143,146,936 143,146,936 – –
Health Care 107,630,368 107,630,368 – –
Industrials 204,777,623 187,530,690 17,246,933 –
Information Technology 104,712,784 104,712,784 – –
Materials 44,447,646 38,576,975 5,870,671 –
Real Estate 40,172,389 40,172,389 – –
Utilities 22,462,206 22,462,206 – –
Short-Term Investments 26,645,965 26,645,965 – –
Subtotal Investments in Securities $873,555,679 $850,438,075 $23,117,604 $–
Total Investments at Value $873,555,679

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2025
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2024
Gross
Purchases
Gross
Sales
Value
6/30/2025
Shares Held at
6/30/2025
% of Net
Assets
6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $31,227 $19,233 $50,460 $– – –
Total Affiliated Short-Term Investments 31,227 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,285 31,422 36,707 – – –
Total Collateral Held for Securities Loaned 5,285 – –
Total Value $36,512 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2025
- 6/30/2025
Affiliated Short-Term Investments
Core Short-Term Reserve, 4.600% $– $– $ – $38
Total Income/Non Cash Income from Affiliated
Investments $38
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2025 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Conservative
Allocation
Portfolio
(1)
Dynamic
Allocation
Portfolio
(2)
Assets
Investments in unaffiliated securities at cost $1,077,608,802 $153,763,096 $515,409,504 $290,502,955
Investments in affiliated securities at cost $817,043,255 $— $65,558,688 $64,007,752
Investments in unaffiliated securities at value (#) 1,411,542,616 201,074,264 533,648,869 325,782,008
Investments in affiliated securities at value 945,112,781 — 63,262,141 68,959,684
Cash 2,454,574 29,120 — —
Foreign currency — 5
(a)
81,407
(b)
—
Initial margin deposit on open futures contracts — — 52,400 65,500
Dividends and interest receivable 1,938,756 176,294 3,569,361 1,663,961
Prepaid expenses 7,582 3,286 4,106 3,680
Receivable for:
Investments sold 4,042,727 — 2,683,008 1,446,334
Investments sold on a delayed-delivery basis — — 5,680,495 742,617
Fund shares sold 907 — 7,323 —
Expense reimbursements 62,949 — — —
Variation margin on open future contracts 3,043,113 16,500 284,427 283,471
Total Assets 2,368,206,005 201,299,469 609,273,537 398,947,255
Liabilities
Accrued expenses 73,406 23,535 58,249 55,377
Cash overdraft — — 2,983,476 469,285
Foreign currency overdraft 411,927
(d)
— — 109,116
(e)
Payable for:
Investments purchased 3,427,423 — 3,109,223 907,872
Investments purchased on a delayed-delivery basis 23,562,972 — 8,034,473 7,695,528
Return of collateral for securities loaned 588,070 — 5,598,870 2,823,694
Foreign capital gain tax liability — — — —
Fund shares redeemed 553,955 131,516 586,411 425,343
Variation margin on open future contracts 260,804 — 90,637 34,267
Variation margin on open swap contracts — — 21,580 2,569
Investment advisory fees 266,976 17,990 38,643 34,806
Administrative service fees 6,484 556 1,642 1,076
Director fees 2,366 312 619 386
Director deferred compensation 75,230 15,561 40,798 42,448
Swap agreements, at value 373,718 — 5,067 25,574
Total Liabilities 29,603,331 189,470 20,569,688 12,627,341
Net Assets
Capital stock (beneficial interest) 1,782,845,425 128,950,986 588,260,586 333,915,545
Distributable earnings/(accumulated loss) 555,757,249 72,159,013 443,263 52,404,369
Total Net Assets $2,338,602,674 $201,109,999 $588,703,849 $386,319,914
Shares of beneficial interest outstanding 125,049,840 10,696,034 77,425,734 25,323,982
Net asset value per share $18.70 $18.80 $7.60 $15.26
(#) Includes securities on loan of $566,370 $— $5,319,815 $2,704,238
(1)
(2)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.
(a) Foreign currency holdings, cost $4.
(b) Foreign currency holdings, cost $81,407.
(c) Foreign currency holdings, cost $34,086.
(d) Foreign currency holdings, cost $-411,927.
(e) Foreign currency holdings, cost $-109,116.
(f) Foreign currency holdings, cost $-15,048.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$52,855,535 $38,292,012 $1,306,948,137 $162,887,307 $164,983,296 $827,209,757 $1,276,960,058
$— $6,700 $57,858,535 $15,441,707 $— $57,459,047 $14,496,820
65,076,862 57,436,001 1,687,205,180 160,994,830 233,283,037 829,550,706 1,251,332,842
— 6,700 62,233,898 15,463,290 — 57,459,047 14,496,820
— 3,060 547,671 — 23 239,029 —
37,070
(c)
— — — — — —
— — — — — — —
315,872 32,209 4,080,023 917,067 215,210 12,872,381 16,581,350
3,014 2,999 6,395 3,216 3,364 4,589 5,500
— 3,018 1,528,597 — — 5,174 3,562,460
— — — 5,040,840 — — —
— — 709 157,240 — 229,087 188,537
5,888 1,700 — — 1,908 — —
4,800 2,700 1,928,180 7,766 — — 184,548
65,443,506 57,488,387 1,757,530,653 182,584,249 233,503,542 900,360,013 1,286,352,057
88,752 22,089 97,357 24,967 26,897 36,537 42,785
54,935 — — 61,521 — — —
— — 6,899
(f)
— — — —
— — 1,671,546 — — 4,286,690 2,850,000
— — — 20,457,299 — 7,145,825 6,040,085
— 6,700 3,966,979 — — 57,459,047 14,496,820
173,004 — — — — — —
40,557 51,585 159,452 — 317,096 1,113,000 4,222,000
— — 44,820 — — — —
— — — — — — —
9,643 1,870 157,129 9,264 31,765 54,206 82,360
182 159 4,851 450 649 2,304 3,500
313 312 334 313 313 622 687
14,001 6,837 85,122 25,102 14,452 75,258 113,475
— — 174,192 — — — —
381,387 89,552 6,368,681 20,578,916 391,172 70,173,489 27,851,712
50,163,812 38,579,034 1,283,859,217 185,562,343 166,958,589 958,266,465 1,431,458,010
14,898,307 18,819,801 467,302,755 (23,557,010) 66,153,781 (128,079,941) (172,957,665)
$65,062,119 $57,398,835 $1,751,161,972 $162,005,333 $233,112,370 $830,186,524 $1,258,500,345
4,628,149 2,826,703 118,805,859 16,548,216 9,778,626 195,817,056 141,027,240
$14.06 $20.31 $14.74 $9.79 $23.84 $4.24 $8.92
$— $6,338 $3,790,315 $— $— $55,434,334 $13,828,864

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2025 (unaudited)
International Equity
Portfolio
(1)
International Index
Portfolio
Large Cap Growth
Portfolio
Assets
Investments in unaffiliated securities at cost $1,188,929,271 $180,212,057 $1,542,089,863
Investments in affiliated securities at cost $113,910,904 $462,750 $—
Investments in unaffiliated securities at value (#) 1,516,280,203 260,340,464 3,090,660,306
Investments in affiliated securities at value 113,910,904 462,750 —
Cash 221,187 33,962 39
Foreign currency 415,986
(a)
— —
Dividends and interest receivable 8,791,437 1,129,299 883,140
Prepaid expenses 6,193 3,412 8,971
Receivable for:
Investments sold — — —
Investments sold on a delayed-delivery basis — — —
Fund shares sold — 148,044 255
Expense reimbursements — — —
Variation margin on open future contracts 1,261,456 2,800 —
Variation margin on open swap contracts — — —
Total Assets 1,640,887,366 262,120,731 3,091,552,711
Liabilities
Accrued expenses 231,193 69,481 58,470
Foreign currency overdraft — 93,273
(c)
—
Payable for:
Investments purchased 453 55,205 6,178,312
Investments purchased on a delayed-delivery basis — — —
Return of collateral for securities loaned 8,556,133 462,750 —
Foreign capital gain tax liability 406,616 — —
Fund shares redeemed 220,539 — 2,110,706
Variation margin on open future contracts 875 — —
Investment advisory fees 171,812 8,507 200,461
Administrative service fees 4,519 723 8,520
Director fees 338 312 2,928
Director deferred compensation 98,774 6,837 183,817
Swap agreements, at value — — —
Total Liabilities 9,691,252 697,088 8,743,214
Net Assets
Capital stock (beneficial interest) 1,288,795,285 181,234,395 1,479,551,510
Distributable earnings/(accumulated loss) 342,400,829 80,189,248 1,603,257,987
Total Net Assets $1,631,196,114 $261,423,643 $3,082,809,497
Shares of beneficial interest outstanding 146,128,340 16,619,806 54,636,676
Net asset value per share $11.16 $15.73 $56.42
(#) Includes securities on loan of $8,109,727 $441,891 $—
(1) Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
(a) Foreign currency holdings, cost $401,063.
(b) Foreign currency holdings, cost $833,884.
(c) Foreign currency holdings, cost $-93,273.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index
Portfolio
Large Cap Value
Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
$583,467,012 $2,201,027,285 $71,113,575 $481,527,197 $1,334,555,354 $43,331,590 $4,053,570,334
$597,505 $16,664,400 $799,800 $12,013,110 $8,301,125 $— $3,307,732,210
2,084,946,091 3,038,954,125 89,913,807 690,470,701 1,774,981,598 48,600,538 4,810,871,521
597,505 16,664,400 799,800 12,013,110 8,301,125 — 4,004,543,853
109,911 312 — 13,987 — — 5,404,158
— — — — — — 833,884
(b)
1,096,442 2,687,954 19,453 682,404 1,413,173 57,573 18,426,006
7,042 8,961 3,064 4,283 7,349 2,981 20,855
— — 2,900,835 — 15,447,816 — 13,351,613
— — — — — — 12,138,555
— — — 84,034 — 3,219 —
— — 1,045 — — 1,853 271,658
105,348 — — — — — 10,699,587
— — — — — — 111,427
2,086,862,339 3,058,315,752 93,638,004 703,268,519 1,800,151,061 48,666,164 8,876,673,117
47,997 52,584 21,586 39,045 47,136 20,380 121,720
— — — — — — —
— — 3,007,032 — 3,678,032 — 6,586,824
— — — — — — 56,231,347
597,505 16,664,400 799,800 12,013,110 8,301,125 — 20,554,898
— — — — — — —
653,167 287,226 119,457 499 323,172 — 3,883,042
— — — 1,680 — — 1,221,215
62,688 293,546 10,972 22,615 185,046 5,972 856,997
5,767 8,438 249 1,922 4,963 135 24,426
2,061 628 312 684 1,167 312 9,478
81,680 85,232 6,837 27,214 124,949 6,837 376,868
— — — — — — 1,234,305
1,450,865 17,392,054 3,966,245 12,106,769 12,665,590 33,636 91,101,120
581,488,921 2,094,172,188 76,965,567 485,836,248 1,101,578,138 42,177,531 6,899,330,633
1,503,922,553 946,751,510 12,706,192 205,325,502 685,907,333 6,454,997 1,886,241,364
$2,085,411,474 $3,040,923,698 $89,671,759 $691,161,750 $1,787,485,471 $48,632,528 $8,785,571,997
26,339,033 138,743,560 5,840,624 31,682,287 93,128,117 2,871,394 602,838,973
$79.18 $21.92 $15.35 $21.82 $19.19 $16.94 $14.57
$580,005 $16,065,716 $580,510 $11,870,962 $7,852,551 $— $19,819,037

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2025 (unaudited)
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Assets
Investments in unaffiliated securities at cost $2,805,238,092 $1,916,057,975 $484,735,172
Investments in affiliated securities at cost $3,255,391,806 $1,239,902,903 $—
Investments in unaffiliated securities at value (#) 3,518,646,673 2,044,222,085 484,735,172
*
Investments in affiliated securities at value 3,937,607,096 1,402,199,649 —
Cash 4,177,628 1,403,871 19,775
Foreign currency 803,208
(a)
— —
Initial margin deposit on open futures contracts — 45,300 —
Dividends and interest receivable 9,537,306 11,070,723 1,301,666
Prepaid expenses 17,831 10,040 3,866
Receivable for:
Investments sold 7,339,032 9,611,573 —
Investments sold on a delayed-delivery basis 9,482,357 4,119,004 —
Fund shares sold — — —
Expense reimbursements 271,803 78,278 —
Variation margin on open future contracts 8,984,873 2,783,884 —
Variation margin on open swap contracts 77,675 20,840 —
Total Assets 7,496,945,482 3,475,565,247 486,060,479
Liabilities
Accrued expenses 111,271 87,362 26,689
Cash overdraft — — —
Foreign currency overdraft — 465,471
(b)
—
Payable for:
Investments purchased 5,968,093 2,156,335 13,139,754
Investments purchased on a delayed-delivery basis 39,411,520 12,940,798 6,297,698
Return of collateral for securities loaned 8,000,219 12,006,859 —
Fund shares redeemed 777,152 4,100,732 457,560
Variation margin on open future contracts 874,916 395,172 —
Variation margin on open swap contracts — — —
Investment advisory fees 789,698 320,688 19,112
Administrative service fees 20,641 9,595 1,300
Director fees 7,604 3,837 483
Director deferred compensation 255,776 184,864 —
Swap agreements, at value 1,034,297 291,929 —
Total Liabilities 57,251,187 32,963,642 19,942,596
Net Assets
Capital stock (beneficial interest) 5,638,268,613 3,028,624,971 466,089,338
Distributable earnings/(accumulated loss) 1,801,425,682 413,976,634 28,545
Total Net Assets $7,439,694,295 $3,442,601,605 $466,117,883
Shares of beneficial interest outstanding 446,709,693 271,021,430 466,073,177
Net asset value per share $16.65 $12.70 $1.00
(#) Includes securities on loan of $7,709,675 $11,604,016 $—
(1)
(2)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.
(a) Foreign currency holdings, cost $803,208.
(b) Foreign currency holdings, cost $-465,471.
* Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multisector Bond
Portfolio
(1)
Real Estate
Securities Portfolio
Short-Term Bond
Portfolio
(2)
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$164,435,549 $102,683,335 $673,844,957 $112,452,584 $769,935,937 $817,371,809
$19,482,029 $— $15,584,613 $2,442,800 $22,498,027 $—
162,857,712 139,843,156 676,618,064 124,110,544 989,483,710 873,555,679
18,338,588 — 15,584,613 2,442,800 22,498,027 —
— 5,031 1,227,376 — 9,479 —
— — — — — —
— — — — — —
1,496,260 616,844 6,380,468 45,110 1,135,309 890,325
3,251 3,178 4,305 3,138 4,873 4,949
595,746 — 1,652,509 1,065,636 4,023,629 1,603,597
1,390,328 — — — — —
— — 234,520 — 232,770 145,542
— — — 451 — —
— 5,250 — — 2,900 —
— — — — — —
184,681,885 140,473,459 701,701,855 127,667,679 1,017,390,697 876,200,092
38,613 26,761 37,834 24,933 43,757 40,950
446,102 — — — — —
— — — — — —
1,003,601 — — 134,939 4,590,150 —
3,422,342 — 18,887,096 — — —
2,853,294 — 5,584,613 2,442,800 22,498,027 —
228,720 46,183 2,264,000 130,051 — —
8,031 — — — — —
6,459 — — — — —
14,455 17,262 44,296 16,418 32,455 97,741
492 391 1,883 349 2,759 2,514
313 313 334 313 1,004 496
21,570 24,720 84,241 7,378 48,215 70,176
— — — — — —
8,043,992 115,630 26,904,297 2,757,181 27,216,367 211,877
212,293,272 103,984,825 686,928,477 108,037,202 763,376,952 767,731,878
(35,655,379) 36,373,004 (12,130,919) 16,873,296 226,797,378 108,256,337
$176,637,893 $140,357,829 $674,797,558 $124,910,498 $990,174,330 $875,988,215
19,340,350 5,879,189 68,273,425 7,667,434 50,948,004 50,299,243
$9.13 $23.87 $9.88 $16.29 $19.43 $17.42
$2,764,419 $— $5,424,262 $2,379,012 $22,097,001 $—

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2025 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Conservative
Allocation
Portfolio
(1)
Dynamic
Allocation
Portfolio
(2)
Investment Income
Dividends $7,877,978 $1,131,069 $1,323,412 $1,282,483
Interest 2,474,347 3,068 11,099,375 4,914,668
Income from mortgage dollar rolls 10,158 — 19 943
Affiliated income from securities loaned, net 1,957 36,064 12,656 7,925
Income from affiliated investments 3,477,716 12,163 182,924 397,064
Non cash income from affiliated investments 9,682,446 — 1,363,021 575,834
Foreign tax withholding (34,355) (10,696) (3,547) (5,012)
Total Investment Income 23,490,247 1,171,668 13,977,860 7,173,905
Expenses
Adviser fees 7,734,077 519,305 1,174,324 1,050,960
Administrative service fees 227,828 56,051 89,909 72,484
Audit and legal fees 31,791 19,060 20,311 20,609
Custody fees 42,523 2,998 33,510 30,561
Insurance expenses 4,067 1,797 2,289 2,043
Printing and postage expenses 14,481 7,761 12,875 10,113
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 36,641 4,704 8,826 5,275
Other expenses 21,337 9,794 64,059 63,062
Total Expenses Before Reimbursement 8,115,245 623,970 1,408,603 1,257,607
Less:
Reimbursement from adviser (1,848,467) — — —
Total Net Expenses 6,266,778 623,970 1,408,603 1,257,607
Net Investment Income/(Loss) 17,223,469 547,698 12,569,257 5,916,298
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 36,157,565 24,013,402 4,562,622 6,392,611
Affiliated investments (1,172,792) — (1,728,351) (414,155)
Distributions of realized capital gains from affiliated
investments 43,279,105 — — —
Futures contracts 478,719 239,907 500,575 1,692,899
Foreign currency transactions 6,578 1,272 1,051 1,518
Swap agreements — — (121,184) (15,450)
Change in net unrealized appreciation/(depreciation) on:
Investments 6,772,262 (13,435,623) 4,467,107 418,563
Affiliated investments 11,630,904 — 4,190,283 5,815,135
Futures contracts 12,704,427 83,638 1,199,516 959,583
Foreign currency transactions (478,086) 2,969 (172,863) (43,959)
Swap agreements 164,298 — (59,010) 4,428
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 109,542,980 10,905,565 12,839,746 14,811,173
Net Increase/(Decrease) in Net Assets Resulting
From Operations $126,766,449 $11,453,263 $25,409,003 $ 20,727,471
(1)
(2)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.
(a) Includes foreign capital gain taxes paid of  $109,813.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Emerging
Markets Equity
Portfolio
ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
Healthcare
Portfolio
High Yield
Portfolio Income Portfolio
$1,259,217 $360,400 $20,592,828 $41,472 $2,113,566 $ 697,558 $303,856
2,598 2,236 1,992,692 3,161,488 571 26,968,575 31,766,562
— — — 8,239 — — —
— 29 33,262 — — 167,626 30,733
1,423 1,908 — 353,074 2,025 58,896 72,527
— — — — — — —
(128,431) (143) (896,215) — (20,575) — —
1,134,807 364,430 21,722,567 3,564,273 2,095,587 27,892,655 32,173,678
277,157 53,698 4,504,053 279,577 1,011,054 1,627,340 2,544,937
45,235 44,564 177,904 53,580 60,714 109,162 148,160
31,535 18,738 41,046 16,935 19,341 20,220 21,642
79,174 2,586 80,835 5,046 4,526 8,834 13,070
1,661 1,645 3,390 1,770 1,891 2,486 3,051
7,179 5,379 15,051 8,676 10,345 18,769 16,934
2,500 2,500 2,500 2,500 2,500 2,500 2,500
4,721 4,954 3,354 4,580 4,700 8,047 8,212
30,130 10,410 38,548 15,389 9,614 47,116 28,941
479,292 144,474 4,866,681 388,053 1,124,685 1,844,474 2,787,447
(125,146) (50,502) — — (60,924) — —
354,146 93,972 4,866,681 388,053 1,063,761 1,844,474 2,787,447
780,661 270,458 16,855,886 3,176,220 1,031,826 26,048,181 29,386,231
2,101,809
(a)
78,830 38,806,802 (720,886) (2,835,008) (4,186,291) (14,088,470)
— — 1,222,979 — — 9,594 —
— — — — — — —
185,150 (11,990) 17,716,202 105,126 — — (770,285)
(17,016) — 210,236 — 2,062 33,109 —
— — — — — — —
4,673,993 2,738,468 65,154,406 3,673,414 (592,735) 15,093,977 38,698,764
— — 3,415,926 — — (9,594) —
155,555 31,094 13,186,783 96,958 — — 1,481,628
1,263 — 309,470 — 1,870 — —
— — 76,581 — — — —
83,200 — — — — — —
7,183,954 2,836,402 140,099,385 3,154,612 (3,423,811) 10,940,795 25,321,637
$7,964,615 $3,106,860 $156,955,271 $6,330,832 $(2,391,985) $36,988,976 $54,707,868

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2025 (unaudited)
International Equity
Portfolio
(1)
International Index
Portfolio
Large Cap Growth
Portfolio
Investment Income
Dividends $31,961,376 $5,118,392 $11,490,757
Interest 434,331 11,233 234,923
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 64,308 1,741 54
Income from affiliated investments 1,968,871 20,647 231,197
Non cash income from affiliated investments — — —
Foreign tax withholding (2,217,502) (432,739) (44,287)
Total Investment Income 32,211,384 4,719,274 11,912,644
Expenses
Adviser fees 4,802,304 230,521 5,715,769
Administrative service fees 165,650 59,595 282,920
Audit and legal fees 54,998 37,620 25,427
Custody fees 253,943 55,514 16,932
Insurance expenses 3,247 1,831 4,726
Pricing service fees — 53,018 —
Printing and postage expenses 21,118 7,338 28,424
Transfer agent fees 2,500 2,500 2,500
Directors' fees 2,725 4,954 46,220
Other expenses 88,239 18,680 20,515
Total Expenses Before Reimbursement 5,394,724 471,571 6,143,433
Less:
Reimbursement from adviser — — —
Total Net Expenses 5,394,724 471,571 6,143,433
Net Investment Income/(Loss) 26,816,660 4,247,703 5,769,211
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 42,584,497
(a)
(692,369) 54,885,517
Affiliated investments — — —
In-kind redemptions — — —
Distributions of realized capital gains from affiliated investments — — —
Futures contracts 17,560,102 855,657 —
Foreign currency transactions 388,223 51,027 —
Swap agreements — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 170,669,162 38,058,054 99,670,661
Affiliated investments — — —
Futures contracts 4,284,896 197,096 —
Foreign currency transactions 702,179 78,326 —
Swap agreements — — —
Foreign capital gain tax liability 100,548 — —
Net Realized and Unrealized Gains/(Losses) 236,289,607 38,547,791 154,556,178
Net Increase/(Decrease) in Net Assets Resulting
From Operations $263,106,267 $42,795,494 $160,325,389
(1) Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
(a) Includes foreign capital gain taxes paid of  $209,711.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index
Portfolio
Large Cap Value
Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
$13,328,685 $35,800,549 $237,120 $5,335,750 $13,155,594 $567,966 $14,720,324
66,494 83,116 813 15,923 212,467 62 41,019,448
— — — — — — 20,465
1,067 34,681 2,784 4,230 5,511 — 30,519
98,336 113,682 7,782 13,906 207,278 2,626 20,184,649
— — — — — — 59,996,242
(3,026) (364,801) (728) (3,745) — (2,824) (25,910)
13,491,556 35,667,227 247,771 5,366,064 13,580,850 567,830 135,945,737
1,822,095 8,509,701 323,995 665,349 6,617,283 176,994 25,758,125
204,703 283,868 47,344 96,555 219,060 44,012 774,055
22,948 26,070 18,826 20,264 24,639 18,762 50,588
11,536 41,557 2,160 8,766 15,269 2,107 59,355
3,669 4,880 1,683 2,340 4,275 1,644 11,993
— — — — — — —
21,943 14,095 6,168 16,081 23,705 4,905 24,212
2,500 2,500 2,500 2,500 2,500 2,500 2,500
31,891 7,728 4,954 10,605 16,105 4,954 143,923
18,377 17,641 9,318 12,767 16,768 9,194 81,864
2,139,662 8,908,040 416,948 835,227 6,939,604 265,072 26,906,615
— — (43,965) — — (55,039) (8,661,654)
2,139,662 8,908,040 372,983 835,227 6,939,604 210,033 18,244,961
11,351,894 26,759,187 (125,212) 4,530,837 6,641,246 357,797 117,700,776
5,890,768 69,486,027 (131,059) 9,761,664 111,320,955 1,056,901 87,620,962
— 4,758 — — 18,361 — 13,750,107
— — — — 129,733,906 — —
— — — — — — 234,723,033
(577,842) — — (644,771) — — (25,035,001)
— 10,163 — — — — 16,767
— — — — — — 372,371
101,512,660 105,735,236 1,610,415 (13,295,003) (221,153,022) (1,645,726) 39,339,278
— (4,758) — — (18,361) — (80,159,002)
1,466,091 — — 325,938 — — 49,094,701
— 104,578 — — — 123 (2,309,526)
— — — — — — 2,597,998
— — — — — — —
108,291,677 175,336,004 1,479,356 (3,852,172) 19,901,839 (588,702) 320,011,688
$119,643,571 $202,095,191 $1,354,144 $678,665 $26,543,085 $(230,905) $437,712,464

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2025 (unaudited)
Moderately
Aggressive
Allocation Portfolio
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Investment Income
Dividends $14,423,784 $4,565,966 $1,058,376
Interest 15,786,437 30,108,107 8,997,008
Income from mortgage dollar rolls 8,609 4,618 —
Affiliated income from securities loaned, net 14,583 19,636 —
Income from affiliated investments 16,965,655 6,735,172 —
Non cash income from affiliated investments 51,243,620 22,845,749 —
Foreign tax withholding (27,120) (6,934) —
Total Investment Income 98,415,568 64,272,314 10,055,384
Expenses
Adviser fees 22,742,685 9,909,544 573,624
Administrative service fees 633,311 336,715 79,006
Audit and legal fees 43,813 37,379 19,049
Custody fees 50,580 45,058 5,708
Insurance expenses 9,408 6,049 2,075
Pricing service fees — — —
Printing and postage expenses 23,558 14,470 8,152
Transfer agent fees 2,500 2,500 2,500
Directors' fees 115,541 57,243 7,675
Other expenses 74,302 61,530 18,337
Total Expenses Before Reimbursement 23,695,698 10,470,488 716,126
Less:
Reimbursement from adviser (8,282,276) (2,634,725) —
Total Net Expenses 15,413,422 7,835,763 716,126
Net Investment Income/(Loss) 83,002,146 56,436,551 9,339,258
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 76,438,383 15,127,633 1,641
Affiliated investments 13,115,231 (2,762,517) —
Class action settlements — — 8,847(*)
In-kind redemptions — — —
Distributions of realized capital gains from affiliated investments 217,477,884 53,638,209 —
Futures contracts 10,810,470 3,777,574 —
Foreign currency transactions 12,011 7,033 —
Swap agreements 259,576 69,643 —
Change in net unrealized appreciation/(depreciation) on:
Investments 18,190,120 32,624,272 —
Affiliated investments (24,402,195) (1,077,830) —
Futures contracts 37,323,678 19,381,765 —
Foreign currency transactions (1,609,283) (1,108,493) —
Swap agreements 1,887,482 512,746 —
Net Realized and Unrealized Gains/(Losses) 349,503,357 120,190,035 10,488
Net Increase/(Decrease) in Net Assets Resulting
From Operations $432,505,503 $176,626,586 $9,349,746
(1)
(2)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.
(*) These class action proceeds were received during the current year from the SSA Bonds Antitrust Litigation class action settlement which the Portfolio was party to due to previously held investments between 2005-2019.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multisector Bond
Portfolio
(1)
Real Estate
Securities Portfolio
Short-Term Bond
Portfolio
(2)
Small Cap Growth
Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$324,368 $2,648,797 $281,318 $366,416 $7,951,970 $6,456,695
4,196,332 2,884 15,580,806 1,267 6,892 22,616
849 — 7,073 — — —
10,813 — 8,600 73 34,809 4,839
14,510 7,588 59,161 11,335 5,106 37,902
473,564 — — — — —
— — — (858) (6,354) (43,726)
5,020,436 2,659,269 15,936,958 378,233 7,992,423 6,478,326
446,767 531,689 1,384,762 491,089 963,754 3,284,209
55,190 52,052 98,852 50,436 121,919 124,791
18,622 19,037 16,795 18,931 21,302 21,200
9,128 3,193 9,190 6,032 39,674 14,366
1,812 1,750 2,415 1,730 2,731 2,758
56,471 — — — — —
7,678 10,738 10,669 6,589 19,161 16,302
2,500 2,500 2,500 2,500 2,500 2,500
4,449 4,592 3,293 4,945 15,929 6,610
9,795 9,383 36,232 9,383 14,977 12,392
612,412 634,934 1,564,708 591,635 1,201,947 3,485,128
— — — (14,604) — —
612,412 634,934 1,564,708 577,031 1,201,947 3,485,128
4,408,024 2,024,335 14,372,250 (198,798) 6,790,476 2,993,198
(309,584) (2,175,524) 381,972 7,332,722 7,716,152 24,632,679
(307,247) — — — — —
— — — — — —
— — — — — 27,385,238
— — — — — —
(31,458) (17,964) — — 437,334 —
— — — 3,007 — 1,228
(34,466) — — — — —
2,533,690 1,148,871 7,657,238 (12,372,401) (61,133,993) (111,727,181)
705,961 — — — — —
4,655 61,428 — — 161,938 —
— — — — — —
(19,170) — — — — —
2,542,381 (983,189) 8,039,210 (5,036,672) (52,818,569) (59,708,036)
$6,950,405 $1,041,146 $22,411,460 $(5,235,470) $(46,028,093) $(56,714,838)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
Operations
Net investment income/(loss) $17,223,469 $34,534,115 $547,698 $1,187,065
Net realized gains/(losses) 78,749,175 185,473,028 24,254,581 5,919,870
Change in net unrealized appreciation/(depreciation) 30,793,805 103,581,231 (13,349,016) 26,199,356
Net Change in Net Assets Resulting From Operations
126,766,449 323,588,374 11,453,263 33,306,291
Distributions to Shareholders
From net investment income/net realized gains (217,864,666) (115,708,445) (6,575,391) (5,790,675)
Total Distributions to Shareholders
(217,864,666) (115,708,445) (6,575,391) (5,790,675)
Capital Stock Transactions
Sold 10,656,655 21,406,089 3,395,778 8,370,988
Distributions reinvested 217,864,666 115,708,445 6,575,391 5,790,675
Redeemed (60,589,446) (135,311,841) (8,554,246) (15,612,020)
Total Capital Stock Transactions 167,931,875 1,802,693 1,416,923 (1,450,357)
Net Increase/(Decrease) in Net Assets 76,833,658 209,682,622 6,294,795 26,065,259
Net Assets, Beginning of Period 2,261,769,016 2,052,086,394 194,815,204 168,749,945
Net Assets, End of Period $2,338,602,674 $2,261,769,016 $201,109,999 $194,815,204
Capital Stock Share Transactions
Sold 549,206 1,110,150 187,729 486,668
Distributions reinvested 12,041,911 6,271,460 363,063 337,085
Redeemed (3,133,709) (7,104,857) (465,978) (894,076)
Total Capital Stock Share Transactions
9,457,408 276,753 84,814 (70,323)
(1)
(2)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Conservative Allocation
Portfolio
(1)
Dynamic Allocation Portfolio
(2)
Emerging Markets Equity
Portfolio ESG Index Portfolio
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
$12,569,257 $26,943,290 $5,916,298 $12,848,030 $780,661 $1,227,891 $270,458 $527,147
3,214,713 14,026,022 7,657,423 19,176,985 2,269,943 1,189,414 66,840 217,074
9,625,033 2,970,240 7,153,750 1,747,308 4,914,011 3,378,130 2,769,562 9,327,943
25,409,003 43,939,552 20,727,471 33,772,323 7,964,615 5,795,435 3,106,860 10,072,164
(26,952,306) (29,822,048) (21,861,827) (13,880,068) (2,139,823) (7,023,377) (530,255) (480,266)
(26,952,306) (29,822,048) (21,861,827) (13,880,068) (2,139,823) (7,023,377) (530,255) (480,266)
3,234,213 2,717,892 1,765,060 1,691,124 815,870 968,717 2,280,419 6,881,794
26,952,306 29,822,048 21,861,827 13,880,068 2,139,823 7,023,377 530,255 480,266
(47,147,502) (97,943,961) (29,260,032) (56,579,193) (5,850,430) (11,375,576) (3,759,936) (5,485,499)
(16,960,983) (65,404,021) (5,633,145) (41,008,001) (2,894,737) (3,383,482) (949,262) 1,876,561
(18,504,286) (51,286,517) (6,767,501) (21,115,746) 2,930,055 (4,611,424) 1,627,343 11,468,459
607,208,135 658,494,652 393,087,415 414,203,161 62,132,064 66,743,488 55,771,492 44,303,033
$588,703,849 $607,208,135 $386,319,914 $393,087,415 $65,062,119 $62,132,064 $57,398,835 $55,771,492
420,463 360,436 114,328 112,878 61,486 73,139 119,288 385,368
3,602,286 4,045,203 1,463,867 937,836 156,569 549,818 27,063 26,232
(6,130,205) (12,940,681) (1,897,474) (3,743,770) (439,223) (858,813) (197,543) (304,310)
(2,107,456) (8,535,042) (319,279) (2,693,056) (221,168) (235,856) (51,192) 107,290

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Portfolio Government Bond Portfolio
For the periods ended
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
Operations
Net investment income/(loss) $16,855,886 $31,692,451 $3,176,220 $6,573,007
Net realized gains/(losses) 57,956,219 163,459,609 (615,760) (5,308,421)
Change in net unrealized appreciation/(depreciation) 82,143,166 26,287,803 3,770,372 699,986
Net Change in Net Assets Resulting From Operations
156,955,271 221,439,863 6,330,832 1,964,572
Distributions to Shareholders
From net investment income/net realized gains (182,244,452) (76,520,307) (3,143,868) (6,599,335)
Total Distributions to Shareholders
(182,244,452) (76,520,307) (3,143,868) (6,599,335)
Capital Stock Transactions
Sold 747,934 1,434,920 7,859,638 11,169,426
Issued in connection with merger – 50,604,461 – –
Distributions reinvested 182,244,452 76,520,307 3,143,868 6,599,335
Redeemed (22,774,458) (171,812,592) (12,889,924) (20,427,496)
Total Capital Stock Transactions 160,217,928 (43,252,904) (1,886,418) (2,658,735)
Net Increase/(Decrease) in Net Assets 134,928,747 101,666,652 1,300,546 (7,293,498)
Net Assets, Beginning of Period 1,616,233,225 1,514,566,573 160,704,787 167,998,285
Net Assets, End of Period $1,751,161,972 $1,616,233,225 $162,005,333 $160,704,787
Capital Stock Share Transactions
Sold 48,744 100,252 810,002 1,147,577
Issued in connection with merger – 3,513,023 – –
Distributions reinvested 12,792,136 5,334,842 322,696 679,219
Redeemed (1,511,842) (11,781,206) (1,332,572) (2,093,614)
Total Capital Stock Share Transactions
11,329,038 (2,833,089) (199,874) (266,818)
(1) Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Healthcare Portfolio High Yield Portfolio Income Portfolio International Equity Portfolio
(1)
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
$1,031,826 $1,788,126 $26,048,181 $51,127,328 $29,386,231 $58,482,213 $26,816,660 $32,612,133
(2,832,946) 678,694 (4,143,588) (18,961,636) (14,858,755) (24,524,922) 60,532,822 69,439,386
(590,865) (681,481) 15,084,383 21,994,876 40,180,392 7,083,347 175,756,785 (42,772,096)
(2,391,985) 1,785,339 36,988,976 54,160,568 54,707,868 41,040,638 263,106,267 59,279,423
(2,425,829) (16,102,046) (26,162,375) (51,252,461) (29,414,788) (58,492,175) (35,636,358) (43,800,967)
(2,425,829) (16,102,046) (26,162,375) (51,252,461) (29,414,788) (58,492,175) (35,636,358) (43,800,967)
2,066,772 1,798,817 12,072,274 29,142,364 13,475,665 65,972,809 2,920,740 1,494,800
– – – – – – – –
2,425,829 16,102,046 26,162,375 51,252,461 29,414,788 58,492,175 35,636,358 43,800,967
(14,722,877) (32,801,048) (41,043,704) (47,074,588) (130,232,348) (122,231,478) (21,960,906) (46,572,858)
(10,230,276) (14,900,185) (2,809,055) 33,320,237 (87,341,895) 2,233,506 16,596,192 (1,277,091)
(15,048,090) (29,216,892) 8,017,546 36,228,344 (62,048,815) (15,218,031) 244,066,101 14,201,365
248,160,460 277,377,352 822,168,978 785,940,634 1,320,549,160 1,335,767,191 1,387,130,013 1,372,928,648
$233,112,370 $248,160,460 $830,186,524 $822,168,978 $1,258,500,345 $1,320,549,160 $1,631,196,114 $1,387,130,013
84,388 69,983 2,870,060 6,968,795 1,530,635 7,479,296 282,224 152,567
– – – – – – – –
103,241 624,360 6,240,281 12,294,544 3,325,974 6,652,478 3,295,147 4,529,292
(588,005) (1,225,844) (9,846,447) (11,289,633) (14,824,547) (13,887,574) (2,146,450) (4,744,962)
(400,376) (531,501) (736,106) 7,973,706 (9,967,938) 244,200 1,430,921 (63,103)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

International Index Portfolio Large Cap Growth Portfolio
For the periods ended
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
Operations
Net investment income/(loss) $4,247,703 $5,305,836 $5,769,211 $12,486,529
Net realized gains/(losses) 214,315 (1,617,197) 54,885,517 243,386,697
Change in net unrealized appreciation/(depreciation) 38,333,476 2,429,704 99,670,661 481,684,704
Net Change in Net Assets Resulting From Operations
42,795,494 6,118,343 160,325,389 737,557,930
Distributions to Shareholders
From net investment income/net realized gains (5,677,488) (5,363,436) (253,320,513) (196,982,340)
Total Distributions to Shareholders
(5,677,488) (5,363,436) (253,320,513) (196,982,340)
Capital Stock Transactions
Sold 15,087,641 12,122,400 7,395,960 12,867,693
Distributions reinvested 5,677,488 5,363,436 253,320,513 196,982,340
Redeemed (2,805,539) (2,883,087) (126,819,325) (176,945,128)
Total Capital Stock Transactions 17,959,590 14,602,749 133,897,148 32,904,905
Net Increase/(Decrease) in Net Assets 55,077,596 15,357,656 40,902,024 573,480,495
Net Assets, Beginning of Period 206,346,047 190,988,391 3,041,907,473 2,468,426,978
Net Assets, End of Period $261,423,643 $206,346,047 $3,082,809,497 $3,041,907,473
Capital Stock Share Transactions
Sold 1,025,306 877,348 137,681 241,033
Distributions reinvested 372,084 391,881 4,690,044 3,676,779
Redeemed (202,609) (208,878) (2,238,637) (3,267,846)
Total Capital Stock Share Transactions
1,194,781 1,060,351 2,589,088 649,966

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio Mid Cap Growth Portfolio Mid Cap Index Portfolio
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
$11,351,894 $21,978,081 $26,759,187 $52,872,559 $(125,212) $(221,758) $4,530,837 $8,340,400
5,312,926 59,318,101 69,500,948 362,522,320 (131,059) 5,214,279 9,116,893 33,256,744
102,978,751 320,093,910 105,835,056 (56,426,592) 1,610,415 3,281,356 (12,969,065) 42,746,852
119,643,571 401,390,092 202,095,191 358,968,287 1,354,144 8,273,877 678,665 84,343,996
(80,735,974) (42,473,440) (411,801,120) (124,942,249) – – (38,314,875) (18,759,469)
(80,735,974) (42,473,440) (411,801,120) (124,942,249) – – (38,314,875) (18,759,469)
20,940,180 30,131,855 15,230,882 3,233,222 4,485,733 12,702,141 13,177,558 13,012,765
80,735,974 42,473,440 411,801,120 124,942,249 – – 38,314,875 18,759,469
(39,024,988) (117,128,893) (16,721,880) (238,926,067) (6,440,224) (8,449,993) (13,169,869) (41,000,398)
62,651,166 (44,523,598) 410,310,122 (110,750,596) (1,954,491) 4,252,148 38,322,564 (9,228,164)
101,558,763 314,393,054 200,604,193 123,275,442 (600,347) 12,526,025 686,354 56,356,363
1,983,852,711 1,669,459,657 2,840,319,505 2,717,044,063 90,272,106 77,746,081 690,475,396 634,119,033
$2,085,411,474 $1,983,852,711 $3,040,923,698 $2,840,319,505 $89,671,759 $90,272,106 $691,161,750 $690,475,396
274,869 395,788 626,375 138,272 300,585 883,336 591,697 566,494
1,057,827 588,889 19,331,299 5,575,016 – – 1,809,320 870,267
(506,042) (1,645,892) (705,024) (9,851,608) (443,504) (574,704) (585,719) (1,843,742)
826,654 (661,215) 19,252,650 (4,138,320) (142,919) 308,632 1,815,298 (406,981)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio
For the periods ended
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
Operations
Net investment income/(loss) $6,641,246 $17,157,766 $357,797 $691,530
Net realized gains/(losses) 241,073,222 225,218,663 1,056,901 3,730,656
Change in net unrealized appreciation/(depreciation) (221,171,383) (6,431,001) (1,645,603) 258,748
Net Change in Net Assets Resulting From Operations
26,543,085 235,945,428 (230,905) 4,680,934
Distributions to Shareholders
From net investment income/net realized gains (243,721,775) (38,664,728) (4,254,272) (1,329,217)
Total Distributions to Shareholders
(243,721,775) (38,664,728) (4,254,272) (1,329,217)
Capital Stock Transactions
Sold 2,208,305 5,409,983 2,066,540 2,169,641
Distributions reinvested 243,721,775 38,664,728 4,254,272 1,329,217
Redeemed (42,062,444) (367,010,436) (3,064,194) (9,262,831)
In-kind redemptions (397,000,000) – – –
Total Capital Stock Transactions (193,132,364) (322,935,725) 3,256,618 (5,763,973)
Net Increase/(Decrease) in Net Assets (410,311,054) (125,655,025) (1,228,559) (2,412,256)
Net Assets, Beginning of Period 2,197,796,525 2,323,451,550 49,861,087 52,273,343
Net Assets, End of Period $1,787,485,471 $2,197,796,525 $48,632,528 $49,861,087
Capital Stock Share Transactions
Sold 107,180 256,935 115,576 118,800
Distributions reinvested 13,140,128 1,919,960 258,566 76,602
Redeemed (2,033,492) (17,305,410) (167,130) (513,700)
In-kind redemptions (21,116,123) – – –
Total Capital Stock Share Transactions
(9,902,307) (15,128,515) 207,012 (318,298)

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
$117,700,776 $219,781,356 $83,002,146 $137,542,085 $56,436,551 $124,301,467 $9,339,258 $21,027,034
311,448,239 755,332,852 318,113,555 468,530,202 69,857,575 196,366,684 10,488 11,257
8,563,449 186,027,459 31,389,802 307,692,157 50,332,460 12,221,715 – –
437,712,464 1,161,141,667 432,505,503 913,764,444 176,626,586 332,889,866 9,349,746 21,038,291
(945,062,011) (597,681,151) (595,233,972) (372,519,232) (299,835,280) (169,847,981) (9,339,260) (21,143,603)
(945,062,011) (597,681,151) (595,233,972) (372,519,232) (299,835,280) (169,847,981) (9,339,260) (21,143,603)
– – 82,667,398 40,180,671 – – 73,409,616 113,483,802
945,062,011 597,681,151 595,233,972 372,519,232 299,835,280 169,847,981 9,339,260 21,143,603
(722,694,575) (1,401,002,233) (134,355,738) (586,792,068) (449,088,256) (825,453,262) (62,897,496) (101,236,188)
– – – – – – – –
222,367,436 (803,321,082) 543,545,632 (174,092,165) (149,252,976) (655,605,281) 19,851,380 33,391,217
(284,982,111) (239,860,566) 380,817,163 367,153,047 (272,461,670) (492,563,396) 19,861,866 33,285,905
9,070,554,108 9,310,414,674 7,058,877,132 6,691,724,085 3,715,063,275 4,207,626,671 446,256,017 412,970,112
$8,785,571,997 $9,070,554,108 $7,439,694,295 $7,058,877,132 $3,442,601,605 $3,715,063,275 $466,117,883 $446,256,017
– – 4,874,184 2,321,483 – – 73,409,616 113,483,802
66,577,574 40,412,259 36,806,681 22,937,105 24,101,158 13,288,996 9,339,260 21,143,603
(46,833,536) (91,500,751) (7,888,312) (35,327,761) (33,796,433) (62,919,094) (62,897,496) (101,236,188)
– – – – – – – –
19,744,038 (51,088,492) 33,792,553 (10,069,173) (9,695,275) (49,630,098) 19,851,380 33,391,217

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multisector Bond Portfolio
(1)
Real Estate Securities Portfolio
For the periods ended
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
Operations
Net investment income/(loss) $4,408,024 $8,522,267 $2,024,335 $3,386,641
Net realized gains/(losses) (682,755) (3,844,810) (2,193,488) 10,511,561
Change in net unrealized appreciation/(depreciation) 3,225,136 4,323,724 1,210,299 (8,966,596)
Net Change in Net Assets Resulting From Operations
6,950,405 9,001,181 1,041,146 4,931,606
Distributions to Shareholders
From net investment income/net realized gains (4,398,268) (8,606,007) (13,424,643) (9,913,512)
Total Distributions to Shareholders
(4,398,268) (8,606,007) (13,424,643) (9,913,512)
Capital Stock Transactions
Sold 1,149,083 3,027,034 1,174,368 1,576,844
Issued in connection with merger – 41,155,708 – –
Distributions reinvested 4,398,268 8,606,007 13,424,643 9,913,512
Redeemed (18,372,016) (32,754,979) (8,505,050) (18,780,814)
In-kind redemptions – – – –
Total Capital Stock Transactions (12,824,665) 20,033,770 6,093,961 (7,290,458)
Net Increase/(Decrease) in Net Assets (10,272,528) 20,428,944 (6,289,536) (12,272,364)
Net Assets, Beginning of Period 186,910,421 166,481,477 146,647,365 158,919,729
Net Assets, End of Period $176,637,893 $186,910,421 $140,357,829 $146,647,365
Capital Stock Share Transactions
Sold 127,219 337,606 44,828 61,505
Issued in connection with merger – 4,570,881 – –
Distributions reinvested 485,476 956,078 563,544 405,328
Redeemed (2,037,187) (3,632,918) (328,578) (703,678)
In-kind redemptions – – – –
Total Capital Stock Share Transactions
(1,424,492) 2,231,647 279,794 (236,845)
(1)
(2)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Short-Term Bond Portfolio
(2)
Small Cap Growth Portfolio Small Cap Index Portfolio Small Cap Stock Portfolio
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
6/30/2025
(unaudited) 12/31/2024
$14,372,250 $28,519,214 $(198,798) $(384,982) $6,790,476 $13,777,137 $2,993,198 $6,149,386
381,972 (1,650,017) 7,335,729 12,325,473 8,153,486 57,076,733 52,019,145 79,344,346
7,657,238 13,621,905 (12,372,401) 1,023,692 (60,972,055) 12,498,610 (111,727,181) 26,710,631
22,411,460 40,491,102 (5,235,470) 12,964,183 (46,028,093) 83,352,480 (56,714,838) 112,204,363
(14,330,885) (28,789,028) – – (57,505,073) (13,730,470) (65,234,596) (6,666,739)
(14,330,885) (28,789,028) – – (57,505,073) (13,730,470) (65,234,596) (6,666,739)
9,096,884 13,828,374 4,703,700 9,469,070 22,096,844 25,773,782 11,082,389 17,158,828
– – – – – – – –
14,330,885 28,789,028 – – 57,505,073 13,730,470 65,234,596 6,666,739
(78,185,832) (101,474,566) (7,159,289) (9,571,022) (50,103,699) (78,166,512) (12,733,357) (44,196,854)
– – – – – – (146,000,000) –
(54,758,063) (58,857,164) (2,455,589) (101,952) 29,498,218 (38,662,260) (82,416,372) (20,371,287)
(46,677,488) (47,155,090) (7,691,059) 12,862,231 (74,034,948) 30,959,750 (204,365,806) 85,166,337
721,475,046 768,630,136 132,601,557 119,739,326 1,064,209,278 1,033,249,528 1,080,354,021 995,187,684
$674,797,558 $721,475,046 $124,910,498 $132,601,557 $990,174,330 $1,064,209,278 $875,988,215 $1,080,354,021
926,343 1,421,578 301,805 575,566 1,106,986 1,225,346 607,592 887,271
– – – – – – – –
1,456,598 2,967,441 – – 3,054,459 700,209 3,840,017 362,079
(7,970,170) (10,470,339) (436,813) (582,926) (2,341,230) (3,800,886) (697,412) (2,309,561)
– – – – – – (8,391,866) –
(5,587,229) (6,081,320) (135,008) (7,360) 1,820,215 (1,875,331) (4,641,669) (1,060,211)

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation organized under the laws of Minnesota, is registered under the Investment Company
Act of 1940 (the “1940 Act”). The Fund is divided into 30 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of six asset allocation Portfolios, eighteen equity Portfolios, five fixed-income Portfolios, and one money market Portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans ("Thrivent" or the
"Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of insurance companies not affiliated with Thrivent, and other Portfolios.
On April 30, 2025, the following portfolio name changes took effect:
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on June 27, 2024, contractholders of Thrivent Low Volatility Equity and Thrivent Multidimensional Income (the
“Target Portfolios”) approved the merger of the Target Portfolios into Thrivent Global Stock and Thrivent Multisector Bond (formerly Opportunity
Income Plus), respectively  (the “Acquiring Portfolios”).
The mergers occurred at the close of business on July 26, 2024. Acquisition of the assets and liabilities of the Target Portfolios by the
Acquiring Portfolios were followed by the distribution of the Acquiring Portfolios' shares to the Target Portfolios' contractholders. The merger shares issued of the Acquiring Portfolios are included in the table below as well as disclosed in the Statement of Changes in Net Assets.
The mergers were accomplished by tax free exchanges as detailed below:
As of July 26, 2024, the net assets of the Target Portfolios were comprised of the following:
Original Portfolio Name Updated Portfolio Name
Balanced Income Plus Portfolio --> Dynamic Allocation Portfolio
Diversified Income Plus Portfolio --> Conservative Allocation Portfolio
International Allocation Portfolio --> International Equity Portfolio
Limited Maturity Bond Portfolio --> Short-Term Bond Portfolio
Opportunity Income Plus Portfolio --> Multisector Bond Portfolio
Target Portfolios Acquiring Portfolios
Thrivent Low Volatility Equity > Thrivent Global Stock
Thrivent Multidimensional Income > Thrivent Multisector Bond
Portfolio Description Net Assets as of July 26, 2024
Thrivent Global Stock Acquiring Portfolio $1,545,079,666
Thrivent Low Volatility Equity Target Portfolio $50,604,461
Thrivent Global Stock After Acquisition                 $1,595,684,127
Shares issued 3,513,023
Portfolio  Description  Net Assets as of July 26, 2024
Thrivent Multisector Bond Acquiring Portfolio $157,040,144
Thrivent Multidimensional Income Target Portfolio $41,155,708
Thrivent Multisector Bond After Acquisition $198,195,852
Shares Issued 4,570,881
Target Portfolio
Unrealized
Appreciation/
Depreciation
Undistributed
Net Investment
(Loss)
Accumulated
Net Realized
Gains/(Losses) Capital Stock
Thrivent Low Volatility Equity  $3,407,925 $(285,387) $151,875  $47,330,048
Thrivent Multidimensional Income  $(1,222,018)  $(109,789)  $(7,393,870)  $49,881,385

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

Assuming the mergers had been completed on January 1, 2024 the Acquiring Portfolios' pro-forma results of operations for the year ended
December 31, 2024 would be the following:
The financial statements reflect the operations of the Acquiring Portfolios for the period prior to the merger and the combined Portfolios for the period subsequent to the mergers.  Because the combined Portfolios have been managed as a single Portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Low Volatility Equity Portfolio and Thrivent Multidimensional
Income Portfolio that have been included in the Acquiring Portfolios' Statement of Operations since the mergers were completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their
investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the
Board, and generally utilizes the amortized cost method. Valuing securities held by Money Market on the basis of amortized cost
(which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in funds that invest in private equity securities ("Private Equity Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the
Committee. Private Equity Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a portfolio's investment in the Private Equity Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private
Equity Funds held by the Portfolios, if the NAV of the Private Equity
Fund is not readily available for the daily pricing needs of the
Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Equity Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair
Acquiring Portfolio
Net Change in
Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets
from Operations
Thrivent Global Stock $24,557,887 $32,152,059 $169,100,339 $225,810,285
Thrivent Multisector Bond $6,620,604 $9,595,894 $(5,676,327) $10,540,171

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities; typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of June 30, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond, High Yield, Income, Money
Market, Multisector Bond, and Short-Term Bond; and declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates
or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes,

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call options.
The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The
Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the six months ended June 30, 2025, none of the
Portfolios invested in options.
Futures Contracts
— All Portfolios, with the exception of the
Money Market, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2025, Aggressive Allocation,
Conservative Allocation, Dynamic Allocation, Government
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Multisector
Bond used treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the six months ended June 30, 2025, Aggressive Allocation,
All Cap, Conservative Allocation, Dynamic Allocation, Emerging
Markets Equity, ESG Index, Global Stock, International Equity,
International Index, Large Cap Index, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Real Estate Securities, and Small Cap
Index used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2025, Aggressive
Allocation, Conservative Allocation, Dynamic Allocation, Global
Stock, International Equity, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments.
These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.
A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the six months ended June 30, 2025, none of
the Portfolios invested in foreign currency forward contracts.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

Swap Agreements
— All Portfolios, with the exception of the Money
Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or
other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any CDX Indices held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2025, Conservative
Allocation, Dynamic Allocation, Moderate Allocation, Moderately
Aggressive Allocation, Moderately Conservative Allocation, and
Multisector Bond used CDX Indices (comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap agreement
between two parties to exchange the total return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
During the six months ended June 30, 2025, Aggressive
Allocation, Conservative Allocation, Dynamic Allocation, Global
Stock, Moderate Allocation, Moderately Aggressive Allocation,

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

and Moderately Conservative Allocation used total return swaps to manage exposure to the equities market.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 35,000,000 – 35,000,000 35,000,000 – – –
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Total Return swap 373,717 – 373,717 – – 262,847 110,870
(#)
Conservative Allocation
Total Return swap 5,067 – 5,067 – – – 5,067
(#)
Dynamic Allocation
Total Return swap 25,574 – 25,574 – – – 25,574
(#)
Global Stock
Total Return swap 174,192 – 174,192 – – – 174,192
(#)
Moderate Allocation
Total Return swap 1,234,305 – 1,234,305 – – 1,030,023 204,282
(#)
Moderately Aggressive
Allocation
Total Return swap 1,034,297 – 1,034,297 – – 967,500 66,797
(#)
Moderately Conservative
Allocation
Total Return swap 291,929 – 291,929 – – 282,575 9,354
(#)
(**) Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(#) Net total return swap amounts represent the net amount payable to the counterparty in the event of a default.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in
Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation-Protected Securities
— Certain Portfolios
may invest in Treasury Inflation-Protected Securities ("TIPS").
These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the
Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2025, Money
Market engaged in this type of investment.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— In the event of adversary action
proceedings where a Portfolio is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.
For the six months ended June 30, 2025, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of June 30, 2025, the Portfolios have the following unfunded bank loan commitments:
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, it makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund. The capital commitment may be drawn by the general partner of the Private
Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Portfolio to certain risks.
For example, the Portfolio may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of June 30, 2025, private equity capital commitments were as follows:
Line of Credit
— Each Portfolio (with the exception of Money
Market), along with other funds managed by the investment adviser or an affiliate, participates in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by
State Street Bank and Trust Company, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate
plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the line of credit matures no later than 30 calendar days after the date of the borrowing.  Each participating Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 16, 2025 unless extended by mutual agreement of State Street Bank and Trust Company and the
Portfolios. The Portfolios had no borrowings during the six months ended June 30, 2025.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Portfolio
McAfee Corporation, Term Loan $826,625
Total $826,625
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation $120,000,000 $81,815,104 31.82%
Moderate Allocation 278,500,000 191,772,718 31.14%
Moderately Aggressive
Allocation 226,500,000 156,268,865 31.01%
Moderately Conservative
Allocation 85,000,000 58,874,305 30.74%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

In-kind Redemptions
— During the six months ended June 30, 2025, the Mid Cap Stock Portfolio and Small Cap Stock Portfolio. (the
“underlying portfolios”), redeemed shares in-kind (“in-kind redemption”). The underlying portfolios distributed portfolio securities and cash as payment for the redemption of these portfolio shares to Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Aggressive
Allocation Portfolio and Moderately Conservative Allocation Portfolio, as shown in the table below. For financial reporting purposes, the underlying portfolio recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying portfolio as net realized gains/
losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of
Changes in Net Assets of the underlying portfolio. These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent, the Adviser. Under the Investment
Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Underlying
Portfolio
Underlying
Shares
Redeemed Date
In-Kind
Amount
Aggressive Allocation Portfolio  Mid Cap Stock Portfolio 797,838 6/24/2025 $15,000,000
Moderate Allocation Portfolio Mid Cap Stock Portfolio 10,105,953 6/24/2025 190,000,000
Moderately Aggressive Allocation
Portfolio Mid Cap Stock Portfolio 7,499,681 6/24/2025 141,000,000
Moderately Conservative Allocation Portfolio Mid Cap Stock Portfolio  2,712,651 6/24/2025 51,000,000
Total Mid Cap Stock Portfolio 21,116,123 $397,000,000*
* In-kind redemption consists of $382,865,995.71 in securities and $14,134,004.29 in cash with an associated realized gain of $129,733,906.
Moderate Allocation Portfolio Small Cap Stock Portfolio 4,195,933 6/25/2025 $73,000,000
Moderately Aggressive Allocation Portfolio Small Cap Stock Portfolio 1,436,963 6/25/2025 25,000,000
Moderately Conservative Allocation Portfolio Small Cap Stock Portfolio 2,758,970 6/25/2025 48,000,000
Total Small Cap Stock Portfolio 8,391,866 $146,000,000**
** In-kind redemption consists of $141,323,357.21 in securities and $4,676,642.79 in cash with an associated realized gain of $27,385,238.
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Healthcare 0.900% 0.850%  0.800%  0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Conservative Allocation
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Dynamic Allocation
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Emerging Markets Equity
0.900% 0.900% 0.900% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850% 0.850%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

Expense Reimbursements
— For the six months ended June
30, 2025, contractual expense reimbursements, as a percentage of net assets, were in effect:
Healthcare 0.05% 4/30/2026
For the six months ended June 30, 2025, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Expense reimbursements are accrued daily and paid by
Thrivent monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup
amounts reimbursed or waived in prior months within the same fiscal year. Acquired fund fees and expenses incurred by the
Portfolios by investing in other open-ended funds are excluded from reimbursement accrued by the Portfolios.
Subject to certain limitations, all Portfolios in the Fund except for
Money Market may invest cash in other Portfolios in the Fund, Thrivent
Cash Management Trust, and Thrivent Core Funds. These related-
party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees,
Thrivent reimburses an amount equal to any investment advisory fees incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent to provide certain accounting and administrative personnel and services to the
Portfolios. Each Portfolio pays a fee equal to the sum of $80,000 plus
0.017% of the Portfolio's average daily net assets to Thrivent.  These fees are accrued daily and paid monthly.  For the six months ended
June 30, 2025, Thrivent received aggregate fees for accounting and administrative personnel and services of $4,694,186 from the Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
These fees are accrued daily and paid monthly.  For the six months ended June 30, 2025, Thrivent Investor Services received $75,000 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Equity
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.550% 0.550%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.250% 0.20 0% 0.20 0% 0.20 0% 0.20 0%
Multisector Bond
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Short-Term Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Portfolio
Expense
Reimbursement
Expiration
Date
Portfolio
Expense
Limit
Expiration
Date
Emerging Markets Equity 1.15% 4/30/2026
ESG Index 0.35% 4/30/2026
Mid Cap Growth 0.89%
*
4/30/2026
Mid Cap Value 0.89% 4/30/2026
Small Cap Growth 0.94% 4/30/2026
*
 Prior expense cap of 0.85% expired on 4/30/2025.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

the Fund.  Thrivent Money Market is not eligible for the deferral plan.
The value of each Director’s deferred compensation account will increase or decrease as if invested in shares of a particular Portfolio of Thrivent Series Fund. Each participant's fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio of Thrivent Series Fund until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $563,354 in fees from the Fund for the six months ended
June 30, 2025. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent directors of the Fund
are officers and directors of Thrivent, however, they receive no compensation from the Fund. Affiliated employees and board
consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds and/or Private Equity Funds. Fees and expenses of those underlying funds are not included in those
Portfolios’ expense ratios reported in the Financial Highlights. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. This contractual
provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.  For
the six months ended June 30, 2025, the following expense
reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 4/30/2026
Moderate Allocation 0.20% 4/30/2026
Moderately Aggressive Allocation 0.24% 4/30/2026
Moderately Conservative Allocation 0.15% 4/30/2026
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2025, none of the Portfolios borrowed cash through the Program.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update ("ASU")
2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures ("ASU 2023-07"), management
evaluates the Portfolios’ business activities to determine the segment reporting needed for the Portfolios. The intent of ASU
2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Officers of the Portfolios, consisting of the
President as the Principal Executive Officer and the Treasurer as
the Principal Financial and Accounting Officer, jointly act as the
Portfolios' CODMs. Management has determined that each Portfolio is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each
Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. As investment companies, the Portfolios primarily engage in investing in securities to generate a return on investment for shareholders.
The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios' Schedule of
Investments, Statement of Changes in Net Assets and Financial
Highlights. Portfolio net assets are reflected on the accompanying
Statement of Assets and Liabilities as “Total Net Assets” and
significant portfolio expenses are listed on the accompanying
Statement of Operations.
(5) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP.  To the extent these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
June 30, 2025, the tax basis balance has not yet been determined.
At December 31, 2024, the following Portfolios had accumulated capital loss carryovers as follows:
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(6) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2025, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2025, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a
Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
Portfolio
Capital Loss
Carryover
Conservative Allocation $ 28,911,824
ESG Index 411,857
Government Bond 21,023,714
High Yield 124,858,982
Income 133,629,573
International Equity 64,336,389
International Index 2,469,824
Mid Cap Growth 5,254,085
Multisector Bond 31,289,004
Short-Term Bond 15,378,025
Small Cap Growth 1,641,168
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 374,463 $ 511,836
All Cap 157,835 157,825
Conservative Allocation 82,600 125,943
Dynamic Allocation 54,574 86,234
Emerging Markets Equity 21,053 24,988
ESG Index 3,153 4,285
Global Stock 402,529 527,154
Government Bond 3,713 888
Healthcare 20,657 31,465
High Yield 164,982 162,910
Income 376,396 429,398
International Equity 503,860 602,150
International Index 18,737 2,706
Large Cap Growth 600,590 657,705
Large Cap Index 18,256 14,315
Large Cap Value 414,191 389,483
Mid Cap Growth 15,282 18,152
Mid Cap Index 41,755 38,667
Mid Cap Stock 594,841 630,895
Mid Cap Value 16,547 17,706
Moderate Allocation 1,186,298 1,927,236
Moderately Aggressive Allocation 1,021,588 1,423,564
Moderately Conservative Allocation 355,442 710,409
Multisector Bond 24,897 38,294
Real Estate Securities 63,635 67,438
Short-Term Bond 166,866 193,550
Small Cap Growth 69,332 72,250
Small Cap Index 113,939 133,727
Small Cap Stock 290,317 303,810
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 151,714 $ 149,866
Conservative Allocation 42,341 63,110
Dynamic Allocation 37,126 37,133
Government Bond 302,696 306,406
Income 116,034 153,703
Moderate Allocation 524,527 671,413
Moderately Aggressive Allocation 291,085 301,132
Moderately Conservative Allocation 228,492 398,410
Multisector Bond 12,841 14,148
Short-Term Bond 107,899 124,426
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
Aggressive Allocation 6 2.01%
Conservative Allocation 2 0.00%
Dynamic Allocation 2 0.00%
High Yield 2 0.00%
Income 3 0.04%
Moderate Allocation 8 1.22%
Moderately Aggressive
Allocation 8 1.17%
Moderately Conservative
Allocation 8 0.96%
Multisector Bond 2 0.01%
Short-Term Bond 1 0.01%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

During the six months ended June 30, 2025, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.
During the six months ended June 30, 2025, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent, separate accounts of other insurance companies not affiliated with Thrivent, and other Portfolios.
As of June 30, 2025, authorized capital stock consists of ten billion shares as follows:
(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.  As of June 30, 2025, the following
Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks associated with investing in the
Portfolios.  Refer to the prospectus for risks specific to each Portfolio.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
China Risk
— There are special risks associated with investments
in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage.
Rapid fluctuations in currency exchange rates, inflation and/or
Portfolio Purchase Amount
Mid Cap Index $498,192
Small Cap Index 1,203,467
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Mid Cap Index $1,203,467 $(1,100,959)
Small Cap Index 498,192 129,427
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Conservative Allocation 300,000,000 0.01
Dynamic Allocation 200,000,000 0.01
Emerging Markets Equity 100,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
Healthcare 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Equity 500,000,000 0.01
International Index 100,000,000 0.01
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 400,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multisector Bond 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Short-Term Bond 300,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 200,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total Net
Assets
All Cap Information Technology 33.5%
Emerging Markets Equity Information Technology 27.0%
Government Bond
Mortgage-Backed
Securities 36.3%
Government Bond U.S. Govt. & Agencies 35.5%
ESG Index Information Technology 37.3%
Healthcare Pharmaceuticals 29.5%
Income Financials 35.9%
Large Cap Growth Information Technology 41.0%
Large Cap Index Information Technology 32.8%
Short-Term Bond Financials 34.5%
Small Cap Growth Industrials 26.5%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio is
subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the
Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each
Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose the Portfolio to greater risk and increase its costs. Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.
Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that the Portfolio enters into the derivatives transaction and the date that the Portfolio closes out that transaction. When a Portfolio enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price.
Changes in the value of the underlying security between the time that the Portfolio enters into the futures contract and the time the Portfolio has to purchase or sell the security may cause the Portfolio to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Portfolio enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa).
If interest rates change in a manner or to a degree not anticipated by the Portfolio, the Portfolio could end up receiving less interest on its investment than if the Portfolio had not entered into the swap agreement. When a Portfolio enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a
Portfolio of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Portfolio to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations.
There can be no assurance that a counterparty will meet its
obligations, especially during periods of adverse market conditions.
The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Portfolio to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk
— To the extent that the financials
sector represents a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High-Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Aggressive Allocation
Portfolio, Moderate Allocation Portfolio, Moderately Aggressive
Allocation Portfolio and Moderately Conservative Allocation Portfolio
(each, an “Asset Allocation Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated
Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Asset Allocation Portfolios or other investors. These transactions may affect the Affiliated Funds since Affiliated Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Affiliated Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Asset Allocation Portfolios owns a substantial portion of any Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Asset Allocation Portfolios may own substantial portions of some Affiliated Funds, a redemption or reallocation by an Asset Allocation Portfolio away from an Affiliated Fund could cause the Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated Portfolios or accounts) may make or result in relatively large redemptions or purchases of shares.
These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities.
In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become
known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses.
In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the
Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio is not a bank account and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The
Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other funds,
the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated
period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments;
preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities;
generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations are
paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such
models may not perform as expected or may underperform in
periods of market volatility.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures
markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2025
(unaudited)

addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2025
(unaudited)
$ 19.57 $ 0.15 $ 0.90 $ 1.05 $ (0.33) $ (1.59)
Year Ended 12/31/2024 17.80 0.30 2.49 2.79 (0.29) (0.73)
Year Ended 12/31/2023 15.45 0.26 2.68 2.94 (0.31) (0.28)
Year Ended 12/31/2022 21.60 0.17 (4.05) (3.88) (0.15) (2.12)
Year Ended 12/31/2021 18.84 0.11 3.62 3.73 (0.17) (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
ALL CAP PORTFOLIO
Period Ended 6/30/2025
(unaudited)
18.36 0.05 1.03 1.08 (0.11) (0.53)
Year Ended 12/31/2024 15.80 0.11 3.00 3.11 (0.12) (0.43)
Year Ended 12/31/2023 13.11 0.12 2.77 2.89 (0.14) (0.06)
Year Ended 12/31/2022 19.82 0.14 (3.76) (3.62) (0.10) (2.99)
Year Ended 12/31/2021 16.51 0.10 3.81 3.91 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
CONSERVATIVE ALLOCATION PORTFOLIO
(1)
Period Ended 6/30/2025
(unaudited)
7.63 0.19 0.14 0.33 (0.36) –
Year Ended 12/31/2024 7.48 0.36 0.15 0.51 (0.36) –
Year Ended 12/31/2023 7.06 0.35 0.35 0.70 (0.28) –
Year Ended 12/31/2022 8.88 0.27 (1.36) (1.09) (0.24) (0.49)
Year Ended 12/31/2021 8.56 0.22 0.37 0.59 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
DYNAMIC ALLOCATION PORTFOLIO
(2)
Period Ended 6/30/2025
(unaudited)
15.33 0.27 0.57 0.84 (0.53) (0.38)
Year Ended 12/31/2024 14.62 0.53 0.70 1.23 (0.52) –
Year Ended 12/31/2023 13.36 0.51 1.13 1.64 (0.38) –
Year Ended 12/31/2022 17.28 0.39 (2.76) (2.37) (0.32) (1.23)
Year Ended 12/31/2021 15.91 0.32 1.63 1.95 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2025
(unaudited)
12.81 0.18 1.55 1.73 (0.25) (0.23)
Year Ended 12/31/2024 13.13 0.27 0.89 1.16 (0.37) (1.11)
Year Ended 12/31/2023 12.39 0.25 0.88 1.13 (0.39) –
Year Ended 12/31/2022 17.09 0.10 (4.52) (4.42) (0.11) (0.17)
Year Ended 12/31/2021 17.97 0.14 (0.99) (0.85) (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
ESG INDEX PORTFOLIO
Period Ended 6/30/2025
(unaudited)
19.38 0.10 1.02 1.12 (0.19) –
Year Ended 12/31/2024 15.99 0.18 3.38 3.56 (0.17) –
Year Ended 12/31/2023 12.60 0.18 3.36 3.54 (0.15) –
Year Ended 12/31/2022 16.53 0.13 (3.72) (3.59) (0.08) (0.26)
Year Ended 12/31/2021 12.70 0.09 3.80 3.89 – (0.06)
Year Ended 12/31/2020
(d)
10.00 0.09 2.86 2.95 (0.09) (0.16)
(1)
(2)
(a)
Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio.
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.92) $ 18.70 5.72% $ 2,338.6 0.57% 1.56% 0.73% 1.39% 26%
(1.02) 19.57 16.05% 2,261.8 0.57% 1.57% 0.73% 1.40% 49%
(0.59) 17.80 19.31% 2,052.1 0.57% 1.57% 0.74% 1.40% 43%
(2.27) 15.45 (17.92)% 1,769.1 0.57% 1.05% 0.73% 0.88% 52%
(0.97) 21.60 20.20% 2,144.1 0.57% 0.58% 0.73% 0.41% 52%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(0.64) 18.80 6.02% 201.1 0.66% 0.58% 0.66% 0.58% 83%
(0.55) 18.36 19.90% 194.8 0.66% 0.63% 0.66% 0.63% 24%
(0.20) 15.80 22.13% 168.7 0.67% 0.83% 0.67% 0.83% 63%
(3.09) 13.11 (18.21)% 142.9 0.66% 0.99% 0.66% 0.99% 44%
(0.60) 19.82 24.11% 177.7 0.65% 0.53% 0.65% 0.53% 62%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.36) 7.60 4.42% 588.7 0.48% 4.28% 0.48% 4.28% 22%
(0.36) 7.63 7.16% 607.2 0.47% 4.25% 0.47% 4.25% 52%
(0.28) 7.48 10.21% 658.5 0.47% 4.39% 0.47% 4.39% 85%
(0.73) 7.06 (12.38)% 689.6 0.46% 3.31% 0.46% 3.31% 263%
(0.27) 8.88 6.87% 877.3 0.45% 2.53% 0.45% 2.53% 269%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.91) 15.26 5.57% 386.3 0.66% 3.10% 0.66% 3.10% 26%
(0.52) 15.33 8.55% 393.1 0.65% 3.14% 0.65% 3.14% 70%
(0.38) 14.62 12.47% 414.2 0.64% 3.42% 0.64% 3.42% 70%
(1.55) 13.36 (13.77)% 405.0 0.63% 2.57% 0.63% 2.57% 191%
(0.58) 17.28 12.44% 507.1 0.62% 1.93% 0.62% 1.93% 165%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(0.48) 14.06 13.54% 65.1 1.15% 2.54% 1.56% 2.13% 34%
(1.48) 12.81 8.96% 62.1 1.15% 1.86% 1.59% 1.42% 69%
(0.39) 13.13 9.13% 66.7 0.87% 1.94% 1.50% 1.31% 141%
(0.28) 12.39 (25.91)% 67.6 1.20% 0.71% 1.29% 0.61% 31%
(0.03) 17.09 (4.73)% 97.1 1.20% 0.73% 1.20% 0.73% 33%
(0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
(0.19) 20.31 5.79% 57.4 0.35% 1.01% 0.54% 0.82% 6%
(0.17) 19.38 22.33% 55.8 0.35% 1.03% 0.55% 0.83% 13%
(0.15) 15.99 28.19% 44.3 0.36% 1.25% 0.60% 1.01% 18%
(0.34) 12.60 (21.83)% 35.1 0.38% 1.17% 0.65% 0.90% 49%
(0.06) 16.53 30.78% 34.5 0.38% 0.98% 0.92% 0.44% 98%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
GLOBAL STOCK PORTFOLIO
Period Ended 6/30/2025
(unaudited)
$ 15.04 $ 0.15 $ 1.27 $ 1.42 $ (0.29) $ (1.43)
Year Ended 12/31/2024 13.73 0.31 1.75 2.06 (0.30) (0.45)
Year Ended 12/31/2023 11.39 0.27 2.23 2.50 (0.16) –
Year Ended 12/31/2022 16.39 0.18 (3.29) (3.11) (0.15) (1.74)
Year Ended 12/31/2021 14.15 0.13 2.76 2.89 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
GOVERNMENT BOND PORTFOLIO
Period Ended 6/30/2025
(unaudited)
9.60 0.19 0.19 0.38 (0.19) –
Year Ended 12/31/2024 9.87 0.39 (0.27) 0.12 (0.39) –
Year Ended 12/31/2023 9.77 0.32 0.10 0.42 (0.32) –
Year Ended 12/31/2022 11.15 0.22 (1.38) (1.16) (0.22) –
Year Ended 12/31/2021 11.71 0.15 (0.32) (0.17) (0.15) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
HEALTHCARE PORTFOLIO
Period Ended 6/30/2025
(unaudited)
24.38 0.11 (0.40) (0.29) (0.18) (0.07)
Year Ended 12/31/2024 25.90 0.19 (0.12) 0.07 (0.21) (1.38)
Year Ended 12/31/2023 25.34 0.20 0.84 1.04 (0.14) (0.34)
Year Ended 12/31/2022 30.19 0.13 (1.96) (1.83) (0.07) (2.95)
Year Ended 12/31/2021 28.23 0.07 3.46 3.53 (0.09) (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
HIGH YIELD PORTFOLIO
Period Ended 6/30/2025
(unaudited)
4.18 0.13 0.06 0.19 (0.13) –
Year Ended 12/31/2024 4.17 0.27 0.01 0.28 (0.27) –
Year Ended 12/31/2023 3.96 0.24 0.21 0.45 (0.24) –
Year Ended 12/31/2022 4.65 0.22 (0.68) (0.46) (0.23) –
Year Ended 12/31/2021 4.67 0.21 (0.02) 0.19 (0.21) –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
INCOME PORTFOLIO
Period Ended 6/30/2025
(unaudited)
8.75 0.20 0.17 0.37 (0.20) –
Year Ended 12/31/2024 8.86 0.39 (0.11) 0.28 (0.39) –
Year Ended 12/31/2023 8.45 0.36 0.41 0.77 (0.36) –
Year Ended 12/31/2022 10.76 0.31 (2.00) (1.69) (0.32) (0.30)
Year Ended 12/31/2021 11.44 0.31 (0.37) (0.06) (0.30) (0.32)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
INTERNATIONAL EQUITY PORTFOLIO
(1)
Period Ended 6/30/2025
(unaudited)
9.59 0.19 1.63 1.82 (0.25) –
Year Ended 12/31/2024 9.48 0.23 0.19 0.42 (0.31) –
Year Ended 12/31/2023 8.24 0.28 1.20 1.48 (0.24) –
Year Ended 12/31/2022 11.42 0.21 (2.32) (2.11) (0.26) (0.81)
Year Ended 12/31/2021 10.13 0.20 1.26 1.46 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
(1)
(a)
Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (1.72) $ 14.74 9.83% $ 1,751.2 0.60% 2.08% 0.60% 2.08% 29%
(0.75) 15.04 15.25% 1,616.2 0.60% 1.99% 0.60% 1.99% 58%
(0.16) 13.73 22.03% 1,514.6 0.62% 2.14% 0.62% 2.14% 57%
(1.89) 11.39 (18.97)% 1,262.1 0.62% 1.43% 0.62% 1.43% 62%
(0.65) 16.39 20.71% 1,578.0 0.61% 0.82% 0.61% 0.82% 55%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(0.19) 9.79 4.02% 162.0 0.49% 3.98% 0.49% 3.98% 191%
(0.39) 9.60 1.17% 160.7 0.49% 4.01% 0.49% 4.01% 366%
(0.32) 9.87 4.38% 168.0 0.46% 3.27% 0.46% 3.27% 211%
(0.22) 9.77 (10.37)% 168.3 0.45% 2.17% 0.45% 2.17% 302%
(0.39) 11.15 (1.52)% 208.9 0.44% 1.33% 0.44% 1.33% 326%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.25) 23.84 (1.18)% 233.1 0.87% 0.85% 0.92% 0.80% 8%
(1.59) 24.38 (0.05)% 248.2 0.86% 0.65% 0.91% 0.60% 20%
(0.48) 25.90 4.14% 277.4 0.82% 0.75% 0.90% 0.68% 60%
(3.02) 25.34 (5.54)% 290.9 0.84% 0.50% 0.89% 0.45% 38%
(1.57) 30.19 12.77% 320.1 0.84% 0.26% 0.89% 0.21% 48%
(0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.91% 0.23% 23%
(0.13) 4.24 4.62% 830.2 0.45% 6.40% 0.45% 6.40% 21%
(0.27) 4.18 6.99% 822.2 0.45% 6.39% 0.45% 6.39% 58%
(0.24) 4.17 11.85% 785.9 0.45% 5.96% 0.45% 5.96% 30%
(0.23) 3.96 (10.21)% 727.6 0.44% 5.32% 0.44% 5.32% 45%
(0.21) 4.65 4.40% 884.3 0.44% 4.56% 0.44% 4.56% 69%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.20) 8.92 4.38% 1,258.5 0.44% 4.62% 0.44% 4.62% 39%
(0.39) 8.75 3.15% 1,320.5 0.44% 4.42% 0.44% 4.42% 50%
(0.36) 8.86 9.30% 1,335.8 0.44% 4.20% 0.44% 4.20% 50%
(0.62) 8.45 (15.85)% 1,256.9 0.43% 3.42% 0.43% 3.42% 33%
(0.62) 10.76 (0.46)% 1,748.3 0.43% 2.80% 0.43% 2.80% 56%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.25) 11.16 19.13% 1,631.2 0.73% 3.63% 0.73% 3.63% 37%
(0.31) 9.59 4.29% 1,387.1 0.74% 2.29% 0.74% 2.29% 87%
(0.24) 9.48 18.11% 1,372.9 0.73% 2.59% 0.75% 2.58% 88%
(1.07) 8.24 (18.35)% 1,509.4 0.74% 2.33% 0.74% 2.33% 88%
(0.17) 11.42 14.46% 1,879.5 0.72% 1.67% 0.72% 1.67% 117%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/30/2025
(unaudited)
$ 13.38 $ 0.25 $ 2.45 $ 2.70 $ (0.35) $ –
Year Ended 12/31/2024 13.30 0.35 0.10 0.45 (0.37) –
Year Ended 12/31/2023 11.52 0.31 1.73 2.04 (0.26) –
Year Ended 12/31/2022 13.91 0.29 (2.33) (2.04) (0.31) (0.04)
Year Ended 12/31/2021 12.66 0.28 1.09 1.37 (0.03) (0.09)
Year Ended 12/31/2020
(d)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2025
(unaudited)
58.44 0.12 2.92 3.04 (0.25) (4.81)
Year Ended 12/31/2024 48.03 0.25 14.09 14.34 (0.24) (3.69)
Year Ended 12/31/2023 36.55 0.24 16.28 16.52 (0.09) (4.95)
Year Ended 12/31/2022 60.92 0.09 (20.28) (20.19) – (4.18)
Year Ended 12/31/2021 55.13 (0.03) 12.13 12.10 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2025
(unaudited)
77.76 0.44 4.17 4.61 (0.85) (2.34)
Year Ended 12/31/2024 63.78 0.89 14.76 15.65 (0.86) (0.81)
Year Ended 12/31/2023 51.56 0.86 12.45 13.31 (0.77) (0.32)
Year Ended 12/31/2022 64.75 0.79 (12.63) (11.84) (0.68) (0.67)
Year Ended 12/31/2021 51.38 0.71 13.74 14.45 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2025
(unaudited)
23.77 0.20 1.40 1.60 (0.40) (3.05)
Year Ended 12/31/2024 21.98 0.45 2.36 2.81 (0.38) (0.64)
Year Ended 12/31/2023 20.88 0.41 2.15 2.56 (0.37) (1.09)
Year Ended 12/31/2022 24.15 0.40 (1.63) (1.23) (0.30) (1.74)
Year Ended 12/31/2021 19.18 0.33 5.71 6.04 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2025
(unaudited)
15.09 (0.02) 0.28 0.26 – –
Year Ended 12/31/2024 13.70 (0.04) 1.43 1.39 – –
Year Ended 12/31/2023 11.70 (0.04) 2.04 2.00 – –
Year Ended 12/31/2022 16.51 (0.04) (4.67) (4.71) – (0.10)
Year Ended 12/31/2021 14.82 (0.07) 1.82 1.75 – (0.06)
Year Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2025
(unaudited)
23.12 0.14 (0.16) (0.02) (0.28) (1.00)
Year Ended 12/31/2024 20.95 0.29 2.52 2.81 (0.29) (0.35)
Year Ended 12/31/2023 18.94 0.28 2.70 2.98 (0.27) (0.70)
Year Ended 12/31/2022 24.50 0.27 (3.62) (3.35) (0.24) (1.97)
Year Ended 12/31/2021 20.13 0.24 4.65 4.89 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.35) $ 15.73 20.29% $ 261.4 0.41% 3.69% 0.41% 3.69% 1%
(0.37) 13.38 3.33% 206.3 0.40% 2.59% 0.40% 2.59% 3%
(0.26) 13.30 17.77% 191.0 0.42% 2.65% 0.42% 2.65% 3%
(0.35) 11.52 (14.56)% 153.8 0.45% 2.59% 0.45% 2.59% 3%
(0.12) 13.91 10.86% 170.3 0.45% 2.14% 0.45% 2.14% 2%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(5.06) 56.42 5.58% 3,082.8 0.43% 0.40% 0.43% 0.40% 21%
(3.93) 58.44 30.62% 3,041.9 0.43% 0.44% 0.43% 0.44% 43%
(5.04) 48.03 47.07% 2,468.4 0.43% 0.56% 0.43% 0.56% 48%
(4.18) 36.55 (33.64)% 1,751.8 0.43% 0.22% 0.43% 0.22% 63%
(6.31) 60.92 22.97% 2,775.9 0.43% (0.06)% 0.43% (0.06)% 34%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(3.19) 79.18 6.08% 2,085.4 0.22% 1.17% 0.22% 1.17% 1%
(1.67) 77.76 24.74% 1,983.9 0.23% 1.19% 0.23% 1.19% 3%
(1.09) 63.78 26.01% 1,669.5 0.23% 1.45% 0.23% 1.45% 2%
(1.35) 51.56 (18.30)% 1,391.8 0.23% 1.42% 0.23% 1.42% 2%
(1.08) 64.75 28.41% 1,731.4 0.23% 1.20% 0.23% 1.20% 3%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(3.45) 21.92 7.12% 3,040.9 0.62% 1.87% 0.62% 1.87% 13%
(1.02) 23.77 13.09% 2,840.3 0.63% 1.81% 0.63% 1.81% 30%
(1.46) 21.98 12.87% 2,717.0 0.63% 1.98% 0.63% 1.98% 25%
(2.04) 20.88 (4.68)% 2,474.9 0.63% 1.96% 0.63% 1.96% 21%
(1.07) 24.15 32.05% 2,512.1 0.63% 1.55% 0.63% 1.55% 22%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
– 15.35 1.77% 89.7 0.86% (0.29)% 0.97% (0.39)% 18%
– 15.09 10.12% 90.3 0.85% (0.25)% 0.96% (0.37)% 63%
– 13.70 17.12% 77.7 0.85% (0.31)% 0.99% (0.45)% 47%
(0.10) 11.70 (28.52)% 55.5 0.85% (0.41)% 1.05% (0.62)% 35%
(0.06) 16.51 11.80% 56.9 0.85% (0.51)% 1.08% (0.74)% 51%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(1.28) 21.82 0.07% 691.2 0.25% 1.36% 0.25% 1.36% 6%
(0.64) 23.12 13.64% 690.5 0.25% 1.25% 0.25% 1.25% 17%
(0.97) 20.95 16.19% 634.1 0.25% 1.46% 0.25% 1.46% 19%
(2.21) 18.94 (13.25)% 558.3 0.25% 1.40% 0.25% 1.40% 14%
(0.52) 24.50 24.47% 654.6 0.24% 1.02% 0.24% 1.02% 18%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2025
(unaudited)
$ 21.33 $ 0.07 $ 0.20 $ 0.27 $ (0.17) $ (2.24)
Year Ended 12/31/2024 19.66 0.17 1.83 2.00 (0.11) (0.22)
Year Ended 12/31/2023 18.18 0.11 2.39 2.50 (0.08) (0.94)
Year Ended 12/31/2022 27.52 0.08 (5.16) (5.08) (0.08) (4.18)
Year Ended 12/31/2021 22.69 0.07 6.30 6.37 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
MID CAP VALUE PORTFOLIO
Period Ended 6/30/2025
(unaudited)
18.71 0.13 (0.27) (0.14) (0.22) (1.41)
Year Ended 12/31/2024 17.53 0.27 1.39 1.66 (0.23) (0.25)
Year Ended 12/31/2023 15.73 0.25 1.83 2.08 (0.13) (0.15)
Year Ended 12/31/2022 16.65 0.16 (1.03) (0.87) – (0.05)
Year Ended 12/31/2021 13.08 0.07 3.96 4.03 (0.07) (0.39)
Year Ended 12/31/2020
(e)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2025
(unaudited)
15.56 0.23 0.53 0.76 (0.42) (1.33)
Year Ended 12/31/2024 14.68 0.40 1.48 1.88 (0.37) (0.63)
Year Ended 12/31/2023 12.98 0.35 1.72 2.07 (0.36) (0.01)
Year Ended 12/31/2022 17.18 0.25 (3.02) (2.77) (0.25) (1.18)
Year Ended 12/31/2021 16.18 0.20 1.80 2.00 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2025
(unaudited)
17.10 0.19 0.81 1.00 (0.35) (1.10)
Year Ended 12/31/2024 15.82 0.35 1.85 2.20 (0.32) (0.60)
Year Ended 12/31/2023 14.05 0.30 2.12 2.42 (0.38) (0.27)
Year Ended 12/31/2022 19.19 0.21 (3.55) (3.34) (0.21) (1.59)
Year Ended 12/31/2021 17.39 0.16 2.62 2.78 (0.23) (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2025
(unaudited)
13.23 0.26 0.41 0.67 (0.51) (0.69)
Year Ended 12/31/2024 12.74 0.48 0.57 1.05 (0.43) (0.13)
Year Ended 12/31/2023 11.70 0.41 0.98 1.39 (0.35) –
Year Ended 12/31/2022 14.76 0.29 (2.45) (2.16) (0.28) (0.62)
Year Ended 12/31/2021 14.47 0.23 0.78 1.01 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
MONEY MARKET PORTFOLIO
Period Ended 6/30/2025
(unaudited)
1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2024 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 12/31/2022 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2021 1.00 0.00 0.00 – – –
Year Ended 12/31/2020 1.00 0.00 0.00 – 0.00 –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Portfolio turnover rate excludes securities sold via i n-kind redemption on June 24, 2025.
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (2.41) $ 19.19 1.66% $ 1,787.5 0.66% 0.63% 0.66% 0.63% 29%
(d)
(0.33) 21.33 10.28% 2,197.8 0.66% 0.72% 0.66% 0.72% 43%
(1.02) 19.66 14.19% 2,323.5 0.66% 0.59% 0.66% 0.59% 38%
(4.26) 18.18 (17.96)% 2,050.5 0.66% 0.42% 0.66% 0.42% 30%
(1.54) 27.52 28.81% 2,629.7 0.65% 0.26% 0.65% 0.26% 41%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.63) 16.94 (0.56)% 48.6 0.89% 1.52% 1.12% 1.28% 35%
(0.48) 18.71 9.72% 49.9 0.89% 1.37% 1.10% 1.16% 55%
(0.28) 17.53 13.31% 52.3 0.90% 1.38% 1.05% 1.23% 53%
(0.05) 15.73 (5.23)% 53.2 0.90% 1.26% 1.09% 1.07% 29%
(0.46) 16.65 30.88% 30.3 0.90% 0.58% 1.42% 0.06% 29%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(1.75) 14.57 5.23% 8,785.6 0.42% 2.73% 0.62% 2.53% 23%
(1.00) 15.56 13.14% 9,070.6 0.42% 2.35% 0.62% 2.15% 44%
(0.37) 14.68 16.18% 9,310.4 0.44% 2.33% 0.62% 2.15% 42%
(1.43) 12.98 (16.19)% 8,954.1 0.44% 1.66% 0.62% 1.48% 88%
(1.00) 17.18 12.69% 11,664.1 0.43% 1.18% 0.61% 0.99% 106%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(1.45) 16.65 6.17% 7,439.7 0.44% 2.38% 0.68% 2.14% 22%
(0.92) 17.10 14.19% 7,058.9 0.44% 1.98% 0.68% 1.74% 36%
(0.65) 15.82 17.60% 6,691.7 0.45% 1.88% 0.68% 1.65% 35%
(1.80) 14.05 (17.41)% 6,211.5 0.46% 1.34% 0.68% 1.11% 61%
(0.98) 19.19 16.35% 7,946.0 0.45% 0.86% 0.67% 0.64% 74%
(1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
(1.20) 12.70 5.25% 3,442.6 0.45% 3.23% 0.60% 3.08% 19%
(0.56) 13.23 8.44% 3,715.1 0.45% 3.08% 0.60% 2.93% 49%
(0.35) 12.74 12.09% 4,207.6 0.45% 2.97% 0.59% 2.83% 49%
(0.90) 11.70 (14.73)% 4,362.8 0.45% 2.15% 0.59% 2.01% 128%
(0.72) 14.76 7.20% 5,693.3 0.45% 1.53% 0.58% 1.39% 148%
(0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
(0.02) 1.00 2.04% 466.1 0.31% 4.07% 0.31% 4.07% N/A
(0.05) 1.00 5.07% 446.3 0.31% 4.92% 0.31% 4.92% N/A
(0.05) 1.00 4.88% 413.0 0.31% 4.82% 0.31% 4.82% N/A
(0.01) 1.00 1.36% 339.2 0.32% 1.52% 0.32% 1.52% N/A
– 1.00 0.00% 235.0 0.09% 0.00% 0.42% (0.33)% N/A
0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MULTISECTOR BOND PORTFOLIO
(1)
Period Ended 6/30/2025
(unaudited)
$ 9.00 $ 0.22 $ 0.13 $ 0.35 $ (0.22) $ –
Year Ended 12/31/2024 8.98 0.43 0.03 0.46 (0.44) –
Year Ended 12/31/2023 8.66 0.43 0.32 0.75 (0.43) –
Year Ended 12/31/2022 10.08 0.36 (1.41) (1.05) (0.37) –
Year Ended 12/31/2021 10.20 0.30 (0.12) 0.18 (0.30) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2025
(unaudited)
26.19 0.37 (0.18) 0.19 (0.64) (1.87)
Year Ended 12/31/2024 27.23 0.64 0.11 0.75 (0.71) (1.08)
Year Ended 12/31/2023 26.16 0.70 1.83 2.53 (0.56) (0.90)
Year Ended 12/31/2022 36.42 0.56 (9.80) (9.24) (0.35) (0.67)
Year Ended 12/31/2021 25.98 0.36 10.51 10.87 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
SHORT-TERM BOND PORTFOLIO
(2)
Period Ended 6/30/2025
(unaudited)
9.77 0.20 0.11 0.31 (0.20) –
Year Ended 12/31/2024 9.61 0.37 0.17 0.54 (0.38) –
Year Ended 12/31/2023 9.33 0.30 0.28 0.58 (0.30) –
Year Ended 12/31/2022 9.98 0.19 (0.61) (0.42) (0.20) (0.03)
Year Ended 12/31/2021 10.10 0.16 (0.12) 0.04 (0.16) –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2025
(unaudited)
16.99 (0.03) (0.67) (0.70) – –
Year Ended 12/31/2024 15.33 (0.05) 1.71 1.66 – –
Year Ended 12/31/2023 13.96 (0.03) 1.40 1.37 – –
Year Ended 12/31/2022 19.79 (0.05) (4.54) (4.59) – (1.24)
Year Ended 12/31/2021 18.14 (0.10) 2.25 2.15 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2025
(unaudited)
21.66 0.14 (1.17) (1.03) (0.28) (0.92)
Year Ended 12/31/2024 20.26 0.29 1.39 1.68 (0.28) –
Year Ended 12/31/2023 18.18 0.27 2.53 2.80 (0.22) (0.50)
Year Ended 12/31/2022 24.12 0.22 (4.16) (3.94) (0.25) (1.75)
Year Ended 12/31/2021 19.36 0.25 4.87 5.12 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2025
(unaudited)
19.66 0.06 (1.11) (1.05) (0.11) (1.08)
Year Ended 12/31/2024 17.77 0.11 1.90 2.01 (0.12) –
Year Ended 12/31/2023 18.26 0.12 1.95 2.07 (0.11) (2.45)
Year Ended 12/31/2022 25.14 0.16 (2.92) (2.76) (0.07) (4.05)
Year Ended 12/31/2021 20.93 0.08 5.06 5.14 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
(1)
(2)
(a)
Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio.
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
*
Portfolio turnover rate excludes securities sold via in-kind redemption on June 25 , 2025.
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
(c)
$ (0.22) $ 9.13 3.96% $ 176.6 0.69% 4.93% 0.69% 4.93% 21%
(0.44) 9.00 5.23% 186.9 0.69% 4.86% 0.69% 4.86% 95%
(0.43) 8.98 8.94% 166.5 0.67% 4.89% 0.67% 4.89% 56%
(0.37) 8.66 (10.49)% 184.4 0.64% 3.96% 0.64% 3.96% 160%
(0.30) 10.08 1.80% 235.3 0.61% 2.91% 0.61% 2.91% 223%
(0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
(2.51) 23.87 0.77% 140.4 0.90% 2.86% 0.90% 2.86% 44%
(1.79) 26.19 3.21% 146.6 0.89% 2.22% 0.89% 2.22% 87%
(1.46) 27.23 10.14% 158.9 0.87% 2.53% 0.87% 2.53% 87%
(1.02) 26.16 (25.60)% 161.4 0.85% 1.79% 0.85% 1.79% 13%
(0.43) 36.42 42.11% 231.4 0.84% 1.10% 0.84% 1.10% 17%
(0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
(0.20) 9.88 3.27% 674.8 0.45% 4.15% 0.45% 4.15% 39%
(0.38) 9.77 5.61% 721.5 0.45% 3.84% 0.45% 3.84% 61%
(0.30) 9.61 6.39% 768.6 0.45% 3.19% 0.45% 3.19% 52%
(0.23) 9.33 (4.18)% 803.3 0.44% 1.96% 0.44% 1.96% 37%
(0.16) 9.98 0.27% 1,017.6 0.44% 1.55% 0.44% 1.55% 155%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
– 16.29 (4.14)% 124.9 0.94% (0.32)% 0.96% (0.35)% 57%
– 16.99 10.85% 132.6 0.94% (0.30)% 0.96% (0.31)% 71%
– 15.33 9.86% 119.7 0.94% (0.22)% 0.97% (0.25)% 66%
(1.24) 13.96 (22.91)% 92.7 0.94% (0.41)% 0.99% (0.46)% 47%
(0.50) 19.79 11.94% 104.2 0.94% (0.58)% 0.97% (0.61)% 49%
– 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
(1.20) 19.43 (4.56)% 990.2 0.25% 1.41% 0.25% 1.41% 12%
(0.28) 21.66 8.44% 1,064.2 0.24% 1.33% 0.24% 1.33% 29%
(0.72) 20.26 15.79% 1,033.2 0.24% 1.49% 0.24% 1.49% 32%
(2.00) 18.18 (16.30)% 908.9 0.24% 1.29% 0.24% 1.29% 27%
(0.36) 24.12 26.50% 894.3 0.24% 1.07% 0.24% 1.07% 23%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.19) 17.42 (5.24)% 876.0 0.70% 0.60% 0.70% 0.60% 30%
(d)
(0.12) 19.66 11.37% 1,080.4 0.70% 0.58% 0.70% 0.58% 54%
(2.56) 17.77 12.62% 995.2 0.70% 0.67% 0.70% 0.67% 51%
(4.12) 18.26 (10.46)% 865.3 0.70% 0.73% 0.70% 0.73% 44%
(0.93) 25.14 24.77% 954.3 0.70% 0.32% 0.70% 0.32% 43%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%

Change in and Disagreement with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
None during the reporting period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 28, 2025                                                                   Thrivent Series Fund, Inc.

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 28, 2025                                                                   By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  August 28, 2025                                                                   By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)